Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
As of September 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (61.6%)
Basic Materials (0.9%)
	Linde plc	275,173	130,707
	Newmont Corp.	642,439	54,164
	Ecolab Inc.	148,995	40,804
	Air Products and Chemicals Inc.	130,487	35,586
	Fastenal Co.	674,461	33,076
	Freeport-McMoRan Inc.	842,459	33,041
	Nucor Corp.	127,931	17,326
	International Paper Co.	305,712	14,185
	Steel Dynamics Inc.	81,756	11,399
	International Flavors & Fragrances Inc.	151,586	9,329
	Reliance Inc.	30,635	8,603
	CF Industries Holdings Inc.	95,513	8,568
	Royal Gold Inc.	39,081	7,839
	Avery Dennison Corp.	46,174	7,488
	LyondellBasell Industries NV Class A	149,107	7,312
*	RBC Bearings Inc.	18,615	7,265
	Carpenter Technology Corp.	28,006	6,877
*	Coeur Mining Inc.	357,976	6,716
	Mosaic Co.	187,835	6,514
	Mueller Industries Inc.	62,219	6,291
*	MP Materials Corp.	89,265	5,987
	Albemarle Corp.	69,602	5,643
	Alcoa Corp.	153,821	5,059
	Hecla Mining Co.	376,493	4,556
	Eastman Chemical Co.	67,807	4,275
	NewMarket Corp.	4,700	3,893
	Commercial Metals Co.	65,847	3,772
*	Cleveland-Cliffs Inc.	288,697	3,522
*	Uranium Energy Corp.	262,963	3,508
	Element Solutions Inc.	134,711	3,391
	UFP Industries Inc.	33,041	3,089
	Hexcel Corp.	47,573	2,983
	Balchem Corp.	18,805	2,822
	Timken Co.	36,501	2,744
	Celanese Corp.	64,411	2,710
	FMC Corp.	73,671	2,478
	Cabot Corp.	31,284	2,379
	Sensient Technologies Corp.	25,331	2,377
	Hawkins Inc.	11,162	2,040
*	Energy Fuels Inc.	129,968	1,995
*	Perimeter Solutions Inc.	83,089	1,860
	Avient Corp.	54,006	1,779
	Olin Corp.	67,897	1,697
	Scotts Miracle-Gro Co.	25,447	1,449
	Westlake Corp.	18,490	1,425
	Materion Corp.	11,687	1,412
	Chemours Co.	86,985	1,378
	Ashland Inc.	27,688	1,327
	Minerals Technologies Inc.	19,377	1,204
	Innospec Inc.	15,327	1,183
*	Ingevity Corp.	21,390	1,181
	Quaker Chemical Corp.	8,282	1,091
	Sylvamo Corp.	21,122	934
	Huntsman Corp.	101,134	908
*	Century Aluminum Co.	30,544	897
	Kaiser Aluminum Corp.	9,242	713
*	Ivanhoe Electric Inc.	52,101	654
	Worthington Steel Inc.	21,509	654
	Stepan Co.	12,702	606
*	Ecovyst Inc.	64,335	564
*	Compass Minerals International Inc.	23,142	444
*	ASP Isotopes Inc.	44,202	425

		Shares	Market Value ($000)
*	i-80 Gold Corp.	414,831	396
*,1	Ur-Energy Inc.	215,196	385
*	United States Antimony Corp.	61,399	381
	Ryerson Holding Corp.	16,074	367
*	Metallus Inc.	20,124	333
	Mativ Holdings Inc.	29,173	330
	Koppers Holdings Inc.	10,519	295
	Tronox Holdings plc	72,864	293
*	NWPX Infrastructure Inc.	5,459	289
*	Idaho Strategic Resources Inc.	8,104	274
*	American Battery Technology Co.	56,241	273
	AdvanSix Inc.	14,040	272
*	Magnera Corp.	21,501	252
*	Rayonier Advanced Materials Inc.	33,583	242
*	Dakota Gold Corp.	50,500	230
*	Intrepid Potash Inc.	7,428	227
*	LSB Industries Inc.	27,907	220
	Olympic Steel Inc.	6,373	194
*	GrafTech International Ltd.	14,300	183
*	Clearwater Paper Corp.	8,076	168
*	Tredegar Corp.	18,346	147
*	Contango ORE Inc.	5,641	141
*	US Gold Corp.	7,893	130
*	American Vanguard Corp.	19,365	111
*	Perma-Pipe International Holdings Inc.	4,541	106
*	Hycroft Mining Holding Corp. Class A	15,211	94
*	Comstock Inc.	24,123	82
	Omega Flex Inc.	2,495	78
*	Gold Resource Corp.	91,241	76
*	Ascent Industries Co.	5,929	76
	Flexible Solutions International Inc.	7,700	74
*	Alto Ingredients Inc.	67,114	72
	Friedman Industries Inc.	2,625	57
*	NN Inc.	22,036	45
	Northern Technologies International Corp.	5,764	44
*	Origin Materials Inc.	68,704	36
*	Culp Inc.	7,359	33
*,1	LanzaTech Global Inc.	968	24
*,2	American Infrastructure Corp.	4,696	—
*,2	ReElement Technologies Corp.	8,767	—
			553,128
Consumer Discretionary (8.8%)
*	Amazon.com Inc.	5,632,221	1,236,667
*	Tesla Inc.	1,608,614	715,383
*	Netflix Inc.	249,321	298,916
	Walmart Inc.	2,576,663	265,551
	Costco Wholesale Corp.	260,358	240,995
	Home Depot Inc.	584,270	236,740
	McDonald's Corp.	419,206	127,393
	Walt Disney Co.	1,055,262	120,828
*	Uber Technologies Inc.	1,222,984	119,816
	Booking Holdings Inc.	19,019	102,689
	TJX Cos. Inc.	654,066	94,539
	Lowe's Cos. Inc.	327,857	82,394
	Starbucks Corp.	666,008	56,344
*	O'Reilly Automotive Inc.	498,560	53,750
*	ROBLOX Corp. Class A	359,760	49,834
	NIKE Inc. Class B	697,341	48,626
	Royal Caribbean Cruises Ltd.	143,542	46,447
*	AutoZone Inc.	9,822	42,139
	Hilton Worldwide Holdings Inc.	138,096	35,828
	General Motors Co.	559,131	34,090
	Marriott International Inc. Class A	127,570	33,224
*	Chipotle Mexican Grill Inc.	787,455	30,860
	Electronic Arts Inc.	146,929	29,636
	Ross Stores Inc.	191,513	29,185
*	Carvana Co.	76,993	29,045
*	Airbnb Inc. Class A	226,491	27,501
	Ford Motor Co.	2,289,869	27,387

		Shares	Market Value ($000)
*	Warner Bros Discovery Inc.	1,380,300	26,957
	DR Horton Inc.	157,070	26,619
*	Take-Two Interactive Software Inc.	102,525	26,488
*	Flutter Entertainment plc	103,048	26,174
	Yum! Brands Inc.	163,144	24,798
	eBay Inc.	267,787	24,355
	Target Corp.	265,721	23,835
	Garmin Ltd.	96,061	23,652
*	Copart Inc.	507,059	22,802
	Delta Air Lines Inc.	381,249	21,636
*	United Airlines Holdings Inc.	190,208	18,355
*	Carnival Corp.	614,842	17,775
	Tractor Supply Co.	309,954	17,627
	Lennar Corp. Class A	130,257	16,418
*	Live Nation Entertainment Inc.	96,128	15,707
	PulteGroup Inc.	114,818	15,171
	Expedia Group Inc.	69,182	14,788
*	Ulta Beauty Inc.	26,277	14,367
	Williams-Sonoma Inc.	71,023	13,881
	Tapestry Inc.	121,631	13,771
	Dollar General Corp.	130,135	13,449
	Darden Restaurants Inc.	68,083	12,960
*	Trade Desk Inc. Class A	262,586	12,869
*	NVR Inc.	1,600	12,855
	RB Global Inc.	109,302	11,844
*	Liberty Media Corp.-Liberty Formula One Class C	111,897	11,688
*	Lululemon Athletica Inc.	64,269	11,435
	Genuine Parts Co.	80,527	11,161
*	Aptiv plc	128,289	11,061
	Estee Lauder Cos. Inc. Class A	123,961	10,923
*	Dollar Tree Inc.	114,720	10,826
*	DraftKings Inc. Class A	277,762	10,388
	Rollins Inc.	170,114	9,993
	Somnigroup International Inc.	117,540	9,912
	Southwest Airlines Co.	310,604	9,911
	Las Vegas Sands Corp.	178,851	9,620
*	Burlington Stores Inc.	37,250	9,480
	Omnicom Group Inc.	110,635	9,020
*	Deckers Outdoor Corp.	85,441	8,661
	Best Buy Co. Inc.	112,304	8,492
	Dick's Sporting Goods Inc.	37,568	8,348
	Fox Corp. Class A	129,369	8,158
	Toll Brothers Inc.	57,374	7,926
*	Rivian Automotive Inc. Class A	536,416	7,875
	TKO Group Holdings Inc. Class A	38,811	7,838
	Domino's Pizza Inc.	17,918	7,735
*	BJ's Wholesale Club Holdings Inc.	78,364	7,307
*	Duolingo Inc. Class A	22,177	7,137
	Ralph Lauren Corp.	21,624	6,780
	News Corp. Class A	216,196	6,639
	Service Corp. International	78,980	6,573
*	Norwegian Cruise Line Holdings Ltd.	266,493	6,564
	Texas Roadhouse Inc. Class A	39,239	6,520
*	GameStop Corp. Class A	237,954	6,491
	Pool Corp.	19,931	6,180
	Interpublic Group of Cos. Inc.	215,650	6,019
	Hasbro Inc.	78,744	5,973
	Aramark	155,395	5,967
	Wynn Resorts Ltd.	45,915	5,890
	BorgWarner Inc.	126,796	5,574
*	Wayfair Inc. Class A	59,180	5,287
*	Planet Fitness Inc. Class A	49,984	5,188
	New York Times Co. Class A	89,416	5,132
*	Five Below Inc.	32,620	5,046
*	Lyft Inc. Class A	223,077	4,910
	Lithia Motors Inc. Class A	15,201	4,804
*	Floor & Decor Holdings Inc. Class A	64,128	4,726
*	Chewy Inc. Class A	115,435	4,669
*	Ollie's Bargain Outlet Holdings Inc.	36,063	4,631
	LKQ Corp.	151,452	4,625

		Shares	Market Value ($000)
*	American Airlines Group Inc.	388,548	4,367
*	AutoNation Inc.	19,859	4,345
*	elf Beauty Inc.	31,871	4,222
*	Light & Wonder Inc.	49,945	4,192
	Wingstop Inc.	16,416	4,132
*	CarMax Inc.	89,087	3,997
	Murphy USA Inc.	10,289	3,995
	H&R Block Inc.	78,114	3,950
*	MGM Resorts International	112,451	3,898
*	Etsy Inc.	55,854	3,708
*	Dutch Bros Inc. Class A	70,834	3,707
*	Bright Horizons Family Solutions Inc.	33,967	3,688
	Gentex Corp.	130,330	3,688
*	Taylor Morrison Home Corp. Class A	55,448	3,660
	Churchill Downs Inc.	37,479	3,636
	Wyndham Hotels & Resorts Inc.	45,258	3,616
*	Stride Inc.	24,259	3,613
*	Grand Canyon Education Inc.	16,419	3,604
*	Cava Group Inc.	58,523	3,535
	Fox Corp. Class B	61,482	3,522
	Paramount Skydance Corp. Class B	184,963	3,500
*	Alaska Air Group Inc.	68,501	3,410
*	SiteOne Landscape Supply Inc.	26,275	3,384
	VF Corp.	232,455	3,354
	Vail Resorts Inc.	22,202	3,321
	Group 1 Automotive Inc.	7,591	3,321
	Hyatt Hotels Corp. Class A	23,377	3,318
	Nexstar Media Group Inc. Class A	16,760	3,314
	Bath & Body Works Inc.	125,085	3,222
*	Mattel Inc.	190,520	3,206
*	Brinker International Inc.	25,152	3,186
*	Caesars Entertainment Inc.	117,650	3,180
	Thor Industries Inc.	30,144	3,126
*	Adtalem Global Education Inc.	20,184	3,117
	U-Haul Holding Co. (XNYS)	59,456	3,026
	Gap Inc.	141,183	3,020
*	Boot Barn Holdings Inc.	18,084	2,997
	Lear Corp.	29,357	2,954
*	Frontdoor Inc.	43,184	2,906
	Meritage Homes Corp.	40,121	2,906
*	QuantumScape Corp. Class A	234,878	2,894
*	Asbury Automotive Group Inc.	11,671	2,853
*	Liberty Media Corp.-Liberty Live Class C	29,017	2,814
	Boyd Gaming Corp.	32,493	2,809
	Warner Music Group Corp. Class A	81,016	2,759
*	Cavco Industries Inc.	4,649	2,700
	Macy's Inc.	149,515	2,681
*	Valvoline Inc.	74,451	2,674
*	Urban Outfitters Inc.	37,310	2,665
	News Corp. Class B	76,478	2,642
	Kontoor Brands Inc.	32,762	2,613
*	Crocs Inc.	30,858	2,578
	Sirius XM Holdings Inc.	110,235	2,566
[1]	Whirlpool Corp.	32,583	2,561
*	Liberty Media Corp.-Liberty Formula One Class A	26,471	2,521
*	Dorman Products Inc.	15,942	2,485
*	Champion Homes Inc.	32,004	2,444
*	Laureate Education Inc.	75,176	2,371
*	Madison Square Garden Sports Corp.	10,305	2,339
	PVH Corp.	27,733	2,323
*	Abercrombie & Fitch Co. Class A	26,981	2,308
*	SkyWest Inc.	22,503	2,264
	Advance Auto Parts Inc.	36,148	2,219
	Signet Jewelers Ltd.	23,053	2,211
	Travel + Leisure Co.	36,920	2,196
*	M/I Homes Inc.	14,926	2,156
*	Life Time Group Holdings Inc.	77,934	2,151
	Atmus Filtration Technologies Inc.	47,113	2,124
	Rush Enterprises Inc. Class A	39,710	2,123
*	Shake Shack Inc. Class A	22,541	2,110

		Shares	Market Value ($000)
	KB Home	33,145	2,109
*	Peloton Interactive Inc. Class A	231,466	2,083
	Harley-Davidson Inc.	71,768	2,002
	Visteon Corp.	16,038	1,922
	TEGNA Inc.	94,321	1,918
	Academy Sports & Outdoors Inc.	38,198	1,911
	Graham Holdings Co. Class B	1,575	1,854
*	OPENLANE Inc.	64,175	1,847
	PriceSmart Inc.	15,152	1,836
	Polaris Inc.	31,445	1,828
	Red Rock Resorts Inc. Class A	29,844	1,822
*	RH	8,704	1,768
*,1	Lucid Group Inc. Class A	74,223	1,766
*	Hilton Grand Vacations Inc.	41,962	1,754
[1]	Cinemark Holdings Inc.	61,947	1,736
	Penske Automotive Group Inc.	9,614	1,672
*	Penn Entertainment Inc.	86,606	1,668
*	Tri Pointe Homes Inc.	48,199	1,637
	American Eagle Outfitters Inc.	92,342	1,580
*	YETI Holdings Inc.	47,430	1,574
[1]	Choice Hotels International Inc.	14,649	1,566
	Dana Inc.	77,910	1,561
*	Avis Budget Group Inc.	9,205	1,478
	Cheesecake Factory Inc.	26,252	1,434
	Steven Madden Ltd.	41,748	1,398
*	Green Brick Partners Inc.	18,213	1,345
*	Hanesbrands Inc.	202,654	1,336
	Newell Brands Inc.	252,922	1,325
*	National Vision Holdings Inc.	45,301	1,322
	Levi Strauss & Co. Class A	56,726	1,322
*	Capri Holdings Ltd.	66,019	1,315
	LCI Industries	13,818	1,287
	Perdoceo Education Corp.	33,766	1,272
	Wolverine World Wide Inc.	45,920	1,260
*	Six Flags Entertainment Corp.	55,448	1,260
	Acushnet Holdings Corp.	15,934	1,251
	Phinia Inc.	21,579	1,240
*	Victoria's Secret & Co.	45,334	1,230
	Marriott Vacations Worldwide Corp.	18,202	1,212
*	Goodyear Tire & Rubber Co.	160,260	1,199
	HNI Corp.	25,567	1,198
*	Ondas Holdings Inc.	149,692	1,156
*	Knowles Corp.	49,067	1,144
*	Rush Street Interactive Inc.	53,552	1,097
*	Sonos Inc.	68,448	1,081
	Strategic Education Inc.	12,552	1,080
	Dillard's Inc. Class A	1,747	1,074
*	Liberty Media Corp.-Liberty Live Class A	11,380	1,073
	Buckle Inc.	18,177	1,066
	Steelcase Inc. Class A	61,543	1,059
	Century Communities Inc.	16,209	1,027
*	TripAdvisor Inc.	62,195	1,011
*	Atlanta Braves Holdings Inc. Class C	24,196	1,006
*	Sphere Entertainment Co.	16,138	1,003
*	Lionsgate Studios Corp.	145,149	1,002
*	ACV Auctions Inc. Class A	100,870	1,000
	Worthington Enterprises Inc.	17,938	995
*	Madison Square Garden Entertainment Corp. Class A	21,871	989
*	Arlo Technologies Inc.	58,072	984
*	Sally Beauty Holdings Inc.	59,774	973
	Interparfums Inc.	9,828	967
	Winmark Corp.	1,926	959
*	Universal Technical Institute Inc.	29,267	953
	Interface Inc. Class A	32,848	951
[1]	Kohl's Corp.	61,014	938
	John Wiley & Sons Inc. Class A	22,466	909
*	AMC Entertainment Holdings Inc. Class A	308,564	895
*	United Parks & Resorts Inc.	17,138	886
*	Central Garden & Pet Co. Class A	29,983	885
	Papa John's International Inc.	18,329	883

		Shares	Market Value ($000)
	Wendy's Co.	93,981	861
*	Coty Inc. Class A	212,775	860
	Monarch Casino & Resort Inc.	8,111	858
*	JetBlue Airways Corp.	170,492	839
*	Coursera Inc.	70,601	827
	La-Z-Boy Inc.	23,584	809
	Columbia Sportswear Co.	14,534	760
	MillerKnoll Inc.	41,498	736
	PROG Holdings Inc.	22,176	718
	Upbound Group Inc.	29,612	700
*	Topgolf Callaway Brands Corp.	72,514	689
	Leggett & Platt Inc.	75,268	668
	Sonic Automotive Inc. Class A	8,531	649
*	Integral Ad Science Holding Corp.	60,118	611
*	LGI Homes Inc.	11,625	601
	Carter's Inc.	20,980	592
	Cracker Barrel Old Country Store Inc.	13,326	587
*	Gentherm Inc.	17,099	582
*	Global Business Travel Group I	71,037	574
*	G-III Apparel Group Ltd.	21,517	573
*	Under Armour Inc. Class A	113,850	568
*	Allegiant Travel Co.	9,329	567
*,1	Red Cat Holdings Inc.	54,514	564
*	RealReal Inc.	51,827	551
	Winnebago Industries Inc.	16,457	550
*	Fox Factory Holding Corp.	22,550	548
*	ThredUp Inc. Class A	57,808	546
*	Driven Brands Holdings Inc.	33,841	545
*	QuinStreet Inc.	34,959	541
	Standard Motor Products Inc.	12,908	527
*	Hertz Global Holdings Inc.	75,524	514
	Camping World Holdings Inc. Class A	31,720	501
*	Revolve Group Inc. Class A	23,377	498
*	ODP Corp.	17,611	490
*	XPEL Inc.	14,093	466
	Build-A-Bear Workshop Inc.	7,113	464
*	Sweetgreen Inc. Class A	57,147	456
*	Pursuit Attractions & Hospitality Inc.	12,558	454
*	First Watch Restaurant Group Inc.	28,991	453
*	Cars.com Inc.	36,500	446
	Ethan Allen Interiors Inc.	14,752	435
*	Beazer Homes USA Inc.	16,992	417
*	Dream Finders Homes Inc. Class A	16,072	417
*	Sabre Corp.	224,300	410
*	BJ's Restaurants Inc.	13,399	409
	Matthews International Corp. Class A	16,614	403
	Sturm Ruger & Co. Inc.	8,836	384
*	Daily Journal Corp.	818	380
*	Malibu Boats Inc. Class A	11,718	380
*	Sun Country Airlines Holdings Inc.	32,077	379
	Carriage Services Inc. Class A	8,479	378
	Guess? Inc.	22,572	377
*	Accel Entertainment Inc. Class A	34,084	377
*	Udemy Inc.	53,522	375
*	American Public Education Inc.	9,471	374
*	Cooper-Standard Holdings Inc.	10,000	369
*	Lincoln Educational Services Corp.	15,484	364
	Oxford Industries Inc.	8,938	362
*	American Axle & Manufacturing Holdings Inc.	59,619	358
*	Gannett Co. Inc.	86,434	357
*	Figs Inc. Class A	53,395	357
*	Helen of Troy Ltd.	13,918	351
*	Liquidity Services Inc.	12,573	345
*	Arhaus Inc. Class A	32,331	344
	Sinclair Inc.	22,500	340
	Global Industrial Co.	9,213	338
*	Mister Car Wash Inc.	59,245	316
*	Savers Value Village Inc.	23,845	316
*	Stagwell Inc. Class A	55,590	313
*	Under Armour Inc. Class C	63,996	309

		Shares	Market Value ($000)
*	Thryv Holdings Inc.	25,658	309
	A-Mark Precious Metals Inc.	11,724	303
*	Hovnanian Enterprises Inc. Class A	2,344	301
	Monro Inc.	16,572	298
*	Clear Channel Outdoor Holdings Inc.	181,601	287
	Scholastic Corp.	10,485	287
*	Bed Bath & Beyond Inc.	28,771	282
	Bloomin' Brands Inc.	39,002	280
*	Potbelly Corp.	16,181	276
*	Lindblad Expeditions Holdings Inc.	21,076	270
	Gray Media Inc.	46,283	268
	Caleres Inc.	20,439	267
*	Stitch Fix Inc. Class A	59,923	261
	Smith & Wesson Brands Inc.	26,547	261
*	Corsair Gaming Inc.	29,267	261
*	MarineMax Inc.	10,214	259
*	Eastman Kodak Co.	40,262	258
	Golden Entertainment Inc.	10,755	254
*	Dave & Buster's Entertainment Inc.	13,755	250
	Marcus Corp.	15,780	245
*	Kura Sushi USA Inc. Class A	4,046	240
*	Latham Group Inc.	31,422	239
*	Unusual Machines Inc.	15,547	235
	Jack in the Box Inc.	11,673	231
*	Boston Omaha Corp. Class A	17,620	230
*	Clean Energy Fuels Corp.	88,725	229
*	Portillo's Inc. Class A	35,077	226
*	Frontier Group Holdings Inc.	50,439	223
	Shoe Carnival Inc.	10,530	219
*	Venu Holding Corp.	16,757	215
*,1	McGraw Hill Inc.	17,050	214
	Haverty Furniture Cos. Inc.	9,684	212
*	U-Haul Holding Co.	3,553	203
	National CineMedia Inc.	44,600	201
	Movado Group Inc.	10,482	199
	Krispy Kreme Inc.	50,296	195
*	Genesco Inc.	6,592	191
	Dine Brands Global Inc.	7,552	187
*	MasterCraft Boat Holdings Inc.	8,423	181
*	Biglari Holdings Inc. Class B	547	177
*	Legacy Housing Corp.	6,400	176
	Nathan's Famous Inc.	1,509	167
	Rocky Brands Inc.	5,601	167
	Arko Corp.	34,878	159
*	El Pollo Loco Holdings Inc.	16,271	158
*	SES AI Corp. Class A	93,700	156
*	Strattec Security Corp.	2,222	151
*	iHeartMedia Inc. Class A	52,101	150
*	Denny's Corp.	28,512	149
*,1	Atlanta Braves Holdings Inc. Class A	3,254	148
	Weyco Group Inc.	4,901	147
	Cricut Inc. Class A	23,296	147
*	Motorcar Parts of America Inc.	8,675	143
*	Lovesac Co.	8,246	140
*	Petco Health & Wellness Co. Inc. Class A	36,284	140
*	Stoneridge Inc.	18,241	139
*	MNTN Inc. Class A	7,413	138
*	Zumiez Inc.	6,920	136
	RCI Hospitality Holdings Inc.	4,425	135
*	AMC Networks Inc. Class A	15,881	131
	Flexsteel Industries Inc.	2,803	130
*	America's Car-Mart Inc.	4,309	126
*	Central Garden & Pet Co.	3,821	125
*	GoPro Inc. Class A	57,744	122
*	Turtle Beach Corp.	7,698	122
	Starz Entertainment Corp.	8,186	121
	Johnson Outdoors Inc. Class A	2,929	118
*	Xponential Fitness Inc. Class A	14,880	116
*,1	Faraday Future Intelligent Electric Inc. Class A	89,532	116
*	Barnes & Noble Education Inc.	11,411	114

		Shares	Market Value ($000)
*,1	Vuzix Corp.	36,118	113
*	EW Scripps Co. Class A	44,261	109
	CuriosityStream Inc.	20,600	109
*,1	Blink Charging Co.	65,568	108
*	Smith Douglas Homes Corp. Class A	5,974	106
*	Surf Air Mobility Inc.	24,665	106
*	OneWater Marine Inc. Class A	6,600	105
*	Holley Inc.	32,774	103
*	Lands' End Inc.	7,022	99
*	KinderCare Learning Cos. Inc.	14,652	97
*	Luminar Technologies Inc. Class A	50,893	97
*	Full House Resorts Inc.	29,586	95
*	Sleep Number Corp.	13,537	95
*	Chegg Inc.	61,656	93
	JAKKS Pacific Inc.	4,967	93
	Bassett Furniture Industries Inc.	5,800	91
*	Outdoor Holding Co.	60,739	90
	Entravision Communications Corp. Class A	38,303	89
[1]	Lucky Strike Entertainment Corp.	8,497	87
*	Bally's Corp.	7,797	87
	Superior Group of Cos. Inc.	8,001	86
*	European Wax Center Inc. Class A	20,055	80
	Clarus Corp.	21,337	75
*	Tile Shop Holdings Inc.	12,370	75
	Hamilton Beach Brands Holding Co. Class A	5,148	74
	Hooker Furnishings Corp.	7,254	74
*	Castellum Inc.	67,568	74
*	Gaia Inc. Class A	12,397	73
*	QVC Group Inc.	5,332	72
*	Kewaunee Scientific Corp.	1,646	70
*	Sportsman's Warehouse Holdings Inc.	25,100	70
	Lakeland Industries Inc.	4,633	69
	J. Jill Inc.	4,000	69
*	Cato Corp. Class A	16,234	68
*	iRobot Corp.	17,796	64
*	1-800-Flowers.com Inc. Class A	13,915	64
	Virco Manufacturing Corp.	8,208	64
*	NextNRG Inc.	34,753	64
*	Traeger Inc.	51,360	63
	Townsquare Media Inc. Class A	9,269	62
	Marine Products Corp.	6,508	58
*	Cardlytics Inc.	23,301	57
	Designer Brands Inc. Class A	15,732	56
*	Legacy Education Inc.	5,834	56
*	Citi Trends Inc.	1,744	54
	Escalade Inc.	4,321	54
*	Funko Inc. Class A	15,668	54
*	BARK Inc.	62,355	52
*	Travelzoo	5,176	51
*	Nerdy Inc.	40,600	51
*	Fossil Group Inc.	18,361	47
*	Wheels Up Experience Inc. Class A	25,718	47
*	Destination XL Group Inc.	34,900	46
*	ONE Group Hospitality Inc.	15,411	46
*	Playstudios Inc.	47,646	46
*	Teads Holding Co.	25,574	42
*	Purple Innovation Inc. Class A	44,393	41
*	Universal Electronics Inc.	8,830	41
*	Century Casinos Inc.	15,363	40
*	Mesa Air Group Inc.	29,600	38
*,1	Falcon's Beyond Global Inc. Class A	3,124	34
*	GameSquare Holdings Inc.	45,764	31
*	LiveOne Inc.	7,322	30
*	Marchex Inc. Class B	15,105	27
*	Torrid Holdings Inc.	15,299	27
*,1	Allbirds Inc. Class A	4,333	25
*	Black Rock Coffee Bar Inc. Class A	945	23
*	Leslie's Inc.	3,851	21
*	Noodles & Co. Class A	27,098	17
*	Sonder Holdings Inc.	6,996	9

		Shares	Market Value ($000)
*,2	Luby's Inc.	6,211	2
*,1,2	SRAX Inc.	7,476	1
*,2	Marriott International Lodging Ltd.	62,955	—
			5,386,078
Consumer Staples (2.2%)
	Procter & Gamble Co.	1,376,519	211,502
	Philip Morris International Inc.	912,493	148,006
	Coca-Cola Co.	2,024,609	134,272
	PepsiCo Inc.	802,843	112,751
	Altria Group Inc.	985,007	65,070
	McKesson Corp.	72,964	56,368
	CVS Health Corp.	742,492	55,976
	Mondelez International Inc. Class A	760,115	47,484
	Colgate-Palmolive Co.	473,226	37,830
	Cencora Inc.	108,053	33,770
	Corteva Inc.	400,991	27,119
*	Monster Beverage Corp.	400,751	26,975
	Kimberly-Clark Corp.	193,840	24,102
	Kroger Co.	348,190	23,471
	Sysco Corp.	280,035	23,058
	Keurig Dr Pepper Inc.	760,306	19,395
	Kenvue Inc.	1,125,684	18,270
	Archer-Daniels-Midland Co.	281,214	16,800
	Hershey Co.	86,715	16,220
	General Mills Inc.	313,434	15,803
	Kellanova	163,327	13,396
	Kraft Heinz Co.	487,758	12,701
	Casey's General Stores Inc.	21,668	12,249
	Church & Dwight Co. Inc.	139,227	12,200
	Constellation Brands Inc. Class A	83,007	11,179
	McCormick & Co. Inc. (Non-Voting)	149,509	10,004
*	US Foods Holding Corp.	130,544	10,002
*	Performance Food Group Co.	92,118	9,584
	Tyson Foods Inc. Class A	167,725	9,107
	Clorox Co.	71,952	8,872
	Bunge Global SA	82,655	6,716
*	Sprouts Farmers Market Inc.	57,904	6,300
	J M Smucker Co.	56,409	6,126
*	Celsius Holdings Inc.	106,312	6,112
	Conagra Brands Inc.	281,091	5,147
	Lamb Weston Holdings Inc.	82,589	4,797
	Ingredion Inc.	37,722	4,606
	Hormel Foods Corp.	180,124	4,456
	Brown-Forman Corp. Class B	163,954	4,440
	Molson Coors Beverage Co. Class B	96,173	4,352
	Campbell's Co.	113,798	3,594
	Coca-Cola Consolidated Inc.	29,696	3,479
	Albertsons Cos. Inc. Class A	183,295	3,209
	Primo Brands Corp. Class A	143,341	3,168
*	Post Holdings Inc.	27,704	2,978
*	Darling Ingredients Inc.	89,993	2,778
*	BellRing Brands Inc.	75,447	2,742
	Cal-Maine Foods Inc.	24,337	2,290
	Marzetti Co.	11,399	1,970
	WD-40 Co.	7,938	1,569
*	Freshpet Inc.	28,332	1,561
	Flowers Foods Inc.	116,046	1,514
*	United Natural Foods Inc.	35,152	1,322
*	Simply Good Foods Co.	53,016	1,316
*	Chefs' Warehouse Inc.	21,771	1,270
	Pilgrim's Pride Corp.	28,109	1,145
*	Vita Coco Co. Inc.	25,334	1,076
*	Boston Beer Co. Inc. Class A	4,887	1,033
	Energizer Holdings Inc.	41,024	1,021
	Turning Point Brands Inc.	9,243	914
*	Grocery Outlet Holding Corp.	56,081	900
	J & J Snack Foods Corp.	9,115	876
	Brown-Forman Corp. Class A	31,284	842
	Fresh Del Monte Produce Inc.	22,711	789

		Shares	Market Value ($000)
*	Vital Farms Inc.	18,973	781
	Universal Corp.	13,919	778
	Andersons Inc.	18,884	752
	Reynolds Consumer Products Inc.	30,671	750
	Spectrum Brands Holdings Inc.	12,766	671
	Weis Markets Inc.	8,576	616
	Ingles Markets Inc. Class A	8,508	592
*	National Beverage Corp.	15,304	565
*	TreeHouse Foods Inc.	27,777	561
	Utz Brands Inc.	44,167	537
	Edgewell Personal Care Co.	26,213	534
	Seaboard Corp.	142	518
*	Herbalife Ltd.	55,065	465
	Tootsie Roll Industries Inc.	9,650	405
	Oil-Dri Corp. of America	6,024	368
*	Seneca Foods Corp. Class A	3,311	357
	Nu Skin Enterprises Inc. Class A	28,523	348
	John B Sanfilippo & Son Inc.	5,217	335
	Natural Grocers by Vitamin Cottage Inc.	6,914	277
*	Guardian Pharmacy Services Inc. Class A	10,478	275
*	Mission Produce Inc.	22,741	273
	Calavo Growers Inc.	9,390	242
	ACCO Brands Corp.	59,091	236
*	USANA Health Sciences Inc.	7,561	208
	B&G Foods Inc.	46,582	206
*	Mama's Creations Inc.	19,100	201
	MGP Ingredients Inc.	8,024	194
*	Honest Co. Inc.	52,806	194
	Village Super Market Inc. Class A	4,926	184
*,1	Westrock Coffee Co.	36,270	176
	Alico Inc.	5,041	175
	Limoneira Co.	9,259	137
*	Lifeway Foods Inc.	4,098	114
*	Olaplex Holdings Inc.	81,743	107
*	Medifast Inc.	7,584	104
*	Nature's Sunshine Products Inc.	6,506	101
*	Hain Celestial Group Inc.	51,181	81
*,1	Beyond Meat Inc.	42,680	81
*	GrowGeneration Corp.	40,869	76
*	Beauty Health Co.	37,215	74
*	HF Foods Group Inc.	25,551	70
*	Playboy Inc.	46,584	68
[1]	Lifevantage Corp.	6,557	64
*	BRC Inc. Class A	35,161	55
*	Zevia PBC Class A	16,067	44
*,1	Wellgistics Health Inc.	50,000	44
*	PetMed Express Inc.	17,072	43
*	Veru Inc.	6,649	25
	United-Guardian Inc.	2,067	16
*	Natural Alternatives International Inc.	2,268	7
			1,334,029
Energy (1.9%)
	Exxon Mobil Corp.	2,502,795	282,190
	Chevron Corp.	1,141,675	177,291
	ConocoPhillips	731,103	69,155
	Williams Cos. Inc.	717,903	45,479
	EOG Resources Inc.	320,359	35,919
	Marathon Petroleum Corp.	178,541	34,412
	Phillips 66	236,923	32,226
	Kinder Morgan Inc.	1,109,197	31,401
	Valero Energy Corp.	182,198	31,021
	Schlumberger NV	878,475	30,193
	Cheniere Energy Inc.	122,582	28,804
	Baker Hughes Co.	578,118	28,166
	ONEOK Inc.	369,264	26,945
	Targa Resources Corp.	126,048	21,118
	Occidental Petroleum Corp.	427,441	20,197
	EQT Corp.	362,169	19,713
	Diamondback Energy Inc.	109,751	15,705

		Shares	Market Value ($000)
	Expand Energy Corp.	133,462	14,179
*	First Solar Inc.	60,130	13,261
	Devon Energy Corp.	370,069	12,975
	Halliburton Co.	451,981	11,119
	Texas Pacific Land Corp.	11,540	10,774
	Coterra Energy Inc.	425,785	10,070
	TechnipFMC plc	236,650	9,336
	DT Midstream Inc.	59,807	6,762
	Ovintiv Inc.	152,436	6,155
*	NEXTracker Inc. Class A	83,003	6,141
*	Antero Resources Corp.	172,365	5,785
	Permian Resources Corp.	417,302	5,342
	APA Corp.	210,937	5,122
	Range Resources Corp.	133,604	5,029
	HF Sinclair Corp.	94,701	4,957
	Antero Midstream Corp.	198,840	3,865
	Viper Energy Inc. Class A	100,917	3,857
	Chord Energy Corp.	33,384	3,317
*,1	Centrus Energy Corp. Class A	9,826	3,047
	Matador Resources Co.	66,101	2,970
	NOV Inc.	223,190	2,957
	Weatherford International plc	42,052	2,878
*	Enphase Energy Inc.	73,675	2,607
	Archrock Inc.	97,044	2,553
*	CNX Resources Corp.	79,371	2,549
	Magnolia Oil & Gas Corp. Class A	103,843	2,479
	Core Natural Resources Inc.	29,118	2,431
	California Resources Corp.	42,342	2,252
	Murphy Oil Corp.	78,236	2,223
	Noble Corp. plc	75,458	2,134
	Warrior Met Coal Inc.	30,646	1,950
	Peabody Energy Corp.	69,910	1,854
*	Transocean Ltd.	565,267	1,764
	Civitas Resources Inc.	53,582	1,741
*	Gulfport Energy Corp.	9,428	1,706
	SM Energy Co.	67,696	1,690
*	Valaris Ltd.	33,894	1,653
	Cactus Inc. Class A	41,310	1,631
*,1	Plug Power Inc.	687,229	1,601
*	American Superconductor Corp.	25,234	1,499
*	Oceaneering International Inc.	59,156	1,466
	PBF Energy Inc. Class A	48,315	1,458
	Kodiak Gas Services Inc.	38,925	1,439
*	Tidewater Inc.	25,678	1,369
	Northern Oil & Gas Inc.	54,240	1,345
	Helmerich & Payne Inc.	52,842	1,167
	Liberty Energy Inc. Class A	91,890	1,134
	Patterson-UTI Energy Inc.	218,285	1,131
*	Seadrill Ltd.	35,311	1,067
	Delek US Holdings Inc.	32,924	1,062
	Solaris Energy Infrastructure Inc. Class A	25,994	1,039
	Kinetik Holdings Inc. Class A	24,100	1,030
*	Alpha Metallurgical Resources Inc.	6,265	1,028
*	Par Pacific Holdings Inc.	27,966	991
	Crescent Energy Co. Class A	108,654	969
*	DNOW Inc.	60,203	918
*	Calumet Inc.	49,286	900
*	Comstock Resources Inc.	44,726	887
*	Ramaco Resources Inc. Class A	25,504	847
	World Kinect Corp.	30,923	802
	Venture Global Inc. Class A	54,531	774
*	NextDecade Corp.	112,300	763
*	Array Technologies Inc.	90,007	734
*	Expro Group Holdings NV	60,536	719
*	Shoals Technologies Group Inc. Class A	95,853	710
*	Talos Energy Inc.	72,502	695
*	MRC Global Inc.	47,905	691
*	CVR Energy Inc.	18,056	659
*	Ameresco Inc. Class A	19,234	646
*	Helix Energy Solutions Group Inc.	89,793	589

		Shares	Market Value ($000)
	Select Water Solutions Inc. Class A	54,237	580
*	REX American Resources Corp.	16,894	517
*	Innovex International Inc.	27,690	513
[1]	Atlas Energy Solutions Inc.	44,783	509
*	Bristow Group Inc. Class A	13,913	502
*	NPK International Inc.	43,054	487
*,1	Fluence Energy Inc.	39,386	425
	SunCoke Energy Inc.	49,192	401
	Vitesse Energy Inc.	16,829	391
*	EVgo Inc. Class A	80,821	382
*	Hallador Energy Co.	19,461	381
*	TETRA Technologies Inc.	65,644	377
*	Green Plains Inc.	41,000	360
*	Nabors Industries Ltd.	8,476	346
*	Vital Energy Inc.	18,159	307
*	Solid Power Inc.	87,000	302
	RPC Inc.	58,323	278
*	ProPetro Holding Corp.	52,959	278
	Core Laboratories Inc.	21,822	270
*,1	Gevo Inc.	133,876	262
	Riley Exploration Permian Inc.	9,364	254
	Granite Ridge Resources Inc.	46,967	254
*	BKV Corp.	10,914	252
	SandRidge Energy Inc.	20,416	230
	VAALCO Energy Inc.	52,169	210
*,1	New Fortress Energy Inc. Class A	94,249	208
*	Oil States International Inc.	32,247	195
	Natural Gas Services Group Inc.	6,383	179
*	Matrix Service Co.	12,854	168
	Flowco Holdings Inc. Class A	10,796	160
*	Forum Energy Technologies Inc.	5,909	158
*	T1 Energy Inc.	71,705	156
*	Summit Midstream Corp.	7,398	152
*	Amplify Energy Corp.	27,400	144
	Berry Corp.	37,120	140
	Ranger Energy Services Inc. Class A	9,800	138
	W&T Offshore Inc.	74,445	136
*	Infinity Natural Resources Inc. Class A	10,310	135
*,1	ChargePoint Holdings Inc.	11,650	127
*	DMC Global Inc.	14,657	124
	NACCO Industries Inc. Class A	2,823	119
*	Tigo Energy Inc.	43,605	109
*	Geospace Technologies Corp.	5,246	100
	Evolution Petroleum Corp.	20,558	99
	Epsilon Energy Ltd.	18,200	92
*	Montauk Renewables Inc.	40,536	82
*	Ring Energy Inc.	74,543	81
[1]	HighPeak Energy Inc.	10,741	76
*,1	Stem Inc.	4,280	75
*	American Resources Corp.	26,300	71
*	BitMine Immersion Technologies Inc.	1,371	71
*	FuelCell Energy Inc.	9,010	70
*	Gulf Island Fabrication Inc.	9,830	69
*	SEACOR Marine Holdings Inc.	10,363	67
	Energy Services of America Corp.	6,464	67
*	Ocean Power Technologies Inc.	130,662	66
	FutureFuel Corp.	16,400	64
*	Complete Solaria Inc.	32,582	57
*	Flotek Industries Inc.	3,661	53
*	Aemetis Inc.	20,069	45
*	WaterBridge Infrastructure LLC Class A	1,341	34
*	OPAL Fuels Inc. Class A	14,600	32
*	KLX Energy Services Holdings Inc.	11,351	22
*,2	Novusterra Inc.	2,191	—
			1,158,188
Financials (7.0%)
	JPMorgan Chase & Co.	1,614,914	509,392
*	Berkshire Hathaway Inc. Class B	962,238	483,756
	Bank of America Corp.	3,918,247	202,142

		Shares	Market Value ($000)
	Wells Fargo & Co.	1,881,194	157,682
	Goldman Sachs Group Inc.	177,332	141,218
	Morgan Stanley	702,579	111,682
	Citigroup Inc.	1,079,173	109,536
	Charles Schwab Corp.	1,012,067	96,622
	Blackrock Inc.	81,728	95,284
	S&P Global Inc.	183,557	89,339
	Progressive Corp.	344,072	84,969
	Blackstone Inc.	433,088	73,993
*	Robinhood Markets Inc. Class A	454,536	65,080
	Chubb Ltd.	222,920	62,919
*	Berkshire Hathaway Inc. Class A	81	61,090
	Marsh & McLennan Cos. Inc.	288,833	58,209
	CME Group Inc.	211,599	57,172
	Intercontinental Exchange Inc.	337,269	56,823
	KKR & Co. Inc.	392,154	50,960
	Arthur J Gallagher & Co.	150,579	46,640
	PNC Financial Services Group Inc.	232,087	46,633
	Bank of New York Mellon Corp.	413,067	45,008
	US Bancorp	913,529	44,151
	Aon plc Class A	120,410	42,936
*	Coinbase Global Inc. Class A	126,210	42,595
	Moody's Corp.	89,152	42,479
	Travelers Cos. Inc.	131,879	36,823
	Aflac Inc.	314,365	35,115
	Truist Financial Corp.	758,221	34,666
	Allstate Corp.	154,915	33,253
	Apollo Global Management Inc.	235,740	31,417
	MetLife Inc.	330,323	27,209
	Ameriprise Financial Inc.	55,303	27,168
	Nasdaq Inc.	303,952	26,885
	American International Group Inc.	325,739	25,584
	MSCI Inc.	43,200	24,512
	Hartford Insurance Group Inc.	164,794	21,982
	Prudential Financial Inc.	206,390	21,411
	Willis Towers Watson plc	57,270	19,784
	Ares Management Corp. Class A	119,254	19,068
	Arch Capital Group Ltd.	208,720	18,937
	State Street Corp.	158,937	18,438
	Raymond James Financial Inc.	104,947	18,114
	M&T Bank Corp.	91,409	18,064
*	SoFi Technologies Inc.	664,348	17,552
	Fifth Third Bancorp	386,935	17,238
	Interactive Brokers Group Inc. Class A	245,660	16,904
	Broadridge Financial Solutions Inc.	68,402	16,291
	LPL Financial Holdings Inc.	47,246	15,718
	Brown & Brown Inc.	164,580	15,436
	Cboe Global Markets Inc.	61,313	15,037
	Huntington Bancshares Inc.	851,018	14,697
	Cincinnati Financial Corp.	91,720	14,501
	Northern Trust Corp.	105,672	14,223
	Regions Financial Corp.	518,077	13,662
*	Markel Group Inc.	7,080	13,532
	T. Rowe Price Group Inc.	129,352	13,277
	W R Berkley Corp.	168,058	12,877
	Citizens Financial Group Inc.	237,319	12,616
	KeyCorp	636,070	11,888
	Principal Financial Group Inc.	130,804	10,845
	Loews Corp.	97,126	9,750
	First Citizens BancShares Inc. Class A	5,291	9,466
	Fidelity National Financial Inc.	150,741	9,118
	Carlyle Group Inc.	143,688	9,009
	Equitable Holdings Inc.	172,156	8,742
	East West Bancorp Inc.	81,552	8,681
	Everest Group Ltd.	24,458	8,566
	Mr. Cooper Group Inc.	37,933	7,996
	Tradeweb Markets Inc. Class A	68,773	7,632
	Annaly Capital Management Inc.	373,079	7,540
	Reinsurance Group of America Inc.	38,777	7,450
	Evercore Inc. Class A	21,671	7,310

		Shares	Market Value ($000)
	Unum Group	91,603	7,125
	RenaissanceRe Holdings Ltd.	26,790	6,803
	First Horizon Corp.	300,057	6,784
	Houlihan Lokey Inc. Class A	31,890	6,548
	Globe Life Inc.	45,614	6,521
	Ally Financial Inc.	162,212	6,359
	FactSet Research Systems Inc.	22,170	6,351
	Assurant Inc.	29,284	6,343
	Stifel Financial Corp.	55,345	6,280
	Blue Owl Capital Inc. Class A	369,568	6,257
	Invesco Ltd.	260,494	5,976
[1]	AGNC Investment Corp.	607,120	5,944
	Webster Financial Corp.	98,059	5,829
	American Financial Group Inc.	39,709	5,786
	SOUTHSTATE BANK Corp.	57,290	5,664
	Jefferies Financial Group Inc.	85,064	5,565
	SEI Investments Co.	65,553	5,562
	Kinsale Capital Group Inc.	13,053	5,551
	Old Republic International Corp.	128,780	5,469
	Western Alliance Bancorp	62,039	5,380
	Wintrust Financial Corp.	39,674	5,254
	Corebridge Financial Inc.	163,221	5,231
	Comerica Inc.	75,981	5,206
	Primerica Inc.	18,465	5,126
	Erie Indemnity Co. Class A	15,153	4,821
	Popular Inc.	37,835	4,805
	UMB Financial Corp.	40,367	4,777
	Cullen/Frost Bankers Inc.	36,064	4,572
	Columbia Banking System Inc.	175,013	4,505
	Old National Bancorp	204,752	4,494
	Lincoln National Corp.	111,393	4,492
	Zions Bancorp NA	78,100	4,419
	Commerce Bancshares Inc.	73,283	4,379
	TPG Inc. Class A	74,730	4,293
	Voya Financial Inc.	57,060	4,268
	Pinnacle Financial Partners Inc.	45,399	4,258
	Axis Capital Holdings Ltd.	44,275	4,242
*,1	Circle Internet Group Inc. Class A	31,351	4,157
	Franklin Resources Inc.	178,364	4,126
	Jackson Financial Inc. Class A	39,789	4,028
	Cadence Bank	105,567	3,963
	Starwood Property Trust Inc.	203,852	3,949
	MGIC Investment Corp.	136,935	3,885
	OneMain Holdings Inc.	68,351	3,859
*	MARA Holdings Inc.	207,877	3,796
	Synovus Financial Corp.	76,827	3,771
	Affiliated Managers Group Inc.	15,597	3,719
*	Riot Platforms Inc.	194,722	3,706
	MarketAxess Holdings Inc.	21,141	3,684
	First American Financial Corp.	56,678	3,641
	Ryan Specialty Holdings Inc. Class A	64,002	3,607
	FirstCash Holdings Inc.	22,394	3,548
	Lazard Inc.	67,054	3,539
	Rithm Capital Corp.	309,140	3,521
	Essent Group Ltd.	55,340	3,517
	Hanover Insurance Group Inc.	19,080	3,466
	Morningstar Inc.	14,880	3,452
	Prosperity Bancshares Inc.	51,453	3,414
	Piper Sandler Cos.	9,745	3,381
	Glacier Bancorp Inc.	68,643	3,341
	RLI Corp.	51,062	3,330
	Janus Henderson Group plc	73,687	3,280
*	Galaxy Digital Inc. Class A	96,748	3,271
	SLM Corp.	117,956	3,265
	Bank OZK	63,692	3,247
	Hamilton Lane Inc. Class A	23,571	3,177
	Moelis & Co. Class A	43,210	3,082
*	Clearwater Analytics Holdings Inc. Class A	169,735	3,059
	United Bankshares Inc.	81,020	3,015
	Valley National Bancorp	281,432	2,983

		Shares	Market Value ($000)
	Home BancShares Inc.	104,577	2,960
	Selective Insurance Group Inc.	35,909	2,911
	Atlantic Union Bankshares Corp.	82,247	2,903
	Hancock Whitney Corp.	46,058	2,884
	Radian Group Inc.	79,311	2,873
	Ameris Bancorp	38,970	2,857
[1]	Rocket Cos. Inc. Class A	143,807	2,787
	FNB Corp.	163,290	2,631
*	StoneX Group Inc.	26,059	2,630
*	Axos Financial Inc.	30,565	2,587
	StepStone Group Inc. Class A	39,242	2,563
*	Upstart Holdings Inc.	48,522	2,465
	Associated Banc-Corp	94,631	2,433
	White Mountains Insurance Group Ltd.	1,439	2,405
	ServisFirst Bancshares Inc.	29,566	2,381
*	Oscar Health Inc. Class A	125,411	2,374
	International Bancshares Corp.	34,115	2,345
	PJT Partners Inc. Class A	13,112	2,330
	First Financial Bankshares Inc.	69,174	2,328
*	Texas Capital Bancshares Inc.	27,397	2,316
	Flagstar Financial Inc.	197,681	2,283
	United Community Banks Inc.	72,794	2,282
	Federated Hermes Inc. Class B	43,872	2,278
	Assured Guaranty Ltd.	26,865	2,274
	CNO Financial Group Inc.	54,248	2,146
*	Lemonade Inc.	39,461	2,112
*	Genworth Financial Inc. Class A	235,113	2,093
	BGC Group Inc. Class A	220,541	2,086
	PennyMac Financial Services Inc.	16,792	2,080
	Eastern Bankshares Inc.	113,195	2,054
	Renasant Corp.	55,558	2,050
	Victory Capital Holdings Inc. Class A	31,535	2,042
	Fulton Financial Corp.	109,353	2,037
	Independent Bank Corp.	28,788	1,991
	First Bancorp	90,083	1,986
*	Bancorp Inc.	25,713	1,926
	Cathay General Bancorp	39,581	1,900
	First Hawaiian Inc.	75,275	1,869
	Community Financial System Inc.	31,719	1,860
	Kemper Corp.	34,676	1,788
*	Brighthouse Financial Inc.	33,498	1,778
	WesBanco Inc.	55,428	1,770
*	NMI Holdings Inc. Class A	46,131	1,769
	Blackstone Mortgage Trust Inc. Class A	95,378	1,756
*	Palomar Holdings Inc.	14,922	1,742
	WSFS Financial Corp.	31,950	1,723
	Artisan Partners Asset Management Inc. Class A	39,612	1,719
	BankUnited Inc.	44,853	1,712
	Virtu Financial Inc. Class A	46,573	1,653
	Simmons First National Corp. Class A	85,184	1,633
	Walker & Dunlop Inc.	19,156	1,602
	Seacoast Banking Corp. of Florida	52,229	1,589
	Bank of Hawaii Corp.	24,123	1,583
*	Enova International Inc.	13,420	1,545
	First Interstate BancSystem Inc. Class A	48,217	1,537
	Bread Financial Holdings Inc.	26,515	1,479
	Provident Financial Services Inc.	76,524	1,475
	Park National Corp.	8,793	1,429
	CVB Financial Corp.	74,452	1,408
	FB Financial Corp.	25,233	1,406
	Towne Bank	40,630	1,405
	BancFirst Corp.	11,026	1,394
	Mercury General Corp.	16,350	1,386
	First Financial Bancorp	54,167	1,368
*	Dave Inc.	6,792	1,354
	BOK Financial Corp.	12,124	1,351
[1]	Arbor Realty Trust Inc.	109,787	1,341
	Trustmark Corp.	33,226	1,316
	WaFd Inc.	43,165	1,307
	NBT Bancorp Inc.	30,777	1,285

		Shares	Market Value ($000)
	First Bancorp (XNGS)	24,122	1,276
	First Merchants Corp.	33,146	1,250
	Banc of California Inc.	75,446	1,249
	Enterprise Financial Services Corp.	21,301	1,235
*	Credit Acceptance Corp.	2,588	1,208
	HCI Group Inc.	6,265	1,202
	Stewart Information Services Corp.	16,365	1,200
	Stock Yards Bancorp Inc.	16,812	1,177
	Beacon Financial Corp.	49,350	1,170
*	Customers Bancorp Inc.	17,850	1,167
	First Busey Corp.	48,701	1,127
	Nelnet Inc. Class A	8,921	1,119
	Horace Mann Educators Corp.	24,691	1,115
*	Baldwin Insurance Group Inc. Class A	39,465	1,113
*	SiriusPoint Ltd.	61,122	1,106
*	Acuren Corp.	82,755	1,101
	WisdomTree Inc.	77,764	1,081
	Cohen & Steers Inc.	16,444	1,079
	OFG Bancorp	24,681	1,073
	City Holding Co.	8,556	1,060
*	Skyward Specialty Insurance Group Inc.	22,248	1,058
	First Commonwealth Financial Corp.	61,266	1,045
	Pathward Financial Inc.	14,091	1,043
	Veritex Holdings Inc.	31,038	1,041
	Goosehead Insurance Inc. Class A	13,757	1,024
	ARMOUR Residential REIT Inc.	65,379	977
	Nicolet Bankshares Inc.	7,243	974
*	Porch Group Inc.	58,066	974
*	LendingClub Corp.	64,048	973
	National Bank Holdings Corp. Class A	23,841	921
	S&T Bancorp Inc.	24,278	913
	Dynex Capital Inc.	73,951	909
	Lakeland Financial Corp.	14,112	906
	Banner Corp.	13,712	898
	Apollo Commercial Real Estate Finance Inc.	86,173	873
	Federal Agricultural Mortgage Corp. Class C	5,175	869
*	Trupanion Inc.	19,975	865
	Hilltop Holdings Inc.	25,732	860
	Stellar Bancorp Inc.	27,609	838
*	Coastal Financial Corp.	7,483	809
	German American Bancorp Inc.	20,225	794
	Ladder Capital Corp.	72,214	788
	Hope Bancorp Inc.	72,425	780
	Acadian Asset Management Inc.	16,091	775
	Westamerica Bancorp	15,228	761
	Live Oak Bancshares Inc.	21,351	752
	ConnectOne Bancorp Inc.	29,789	739
	Virtus Investment Partners Inc.	3,852	732
*	Sable Offshore Corp.	41,946	732
	Dime Community Bancshares Inc.	24,474	730
	QCR Holdings Inc.	9,550	722
	Bank First Corp.	5,853	710
*	ProAssurance Corp.	29,558	709
	Preferred Bank	7,683	694
	TriCo Bancshares	15,470	687
*	Triumph Financial Inc.	13,594	680
	UWM Holdings Corp. Class A	111,444	679
	Enact Holdings Inc.	17,610	675
	Ellington Financial Inc.	51,641	670
	Northwest Bancshares Inc.	53,434	662
	Origin Bancorp Inc.	18,335	633
	1st Source Corp.	10,262	632
*	EZCORP Inc. Class A	32,917	627
	PennyMac Mortgage Investment Trust	50,993	625
	Chimera Investment Corp.	46,032	609
	Two Harbors Investment Corp.	61,485	607
	OceanFirst Financial Corp.	34,312	603
	Safety Insurance Group Inc.	8,465	598
	Peoples Bancorp Inc.	19,866	596
	Employers Holdings Inc.	13,923	591

		Shares	Market Value ($000)
*	Root Inc. Class A	6,478	580
	MFA Financial Inc.	62,757	577
	Franklin BSP Realty Trust Inc.	51,558	560
	Cannae Holdings Inc.	30,271	554
*	Encore Capital Group Inc.	13,018	543
	Community Trust Bancorp Inc.	9,586	536
	Orchid Island Capital Inc.	76,090	533
	Safehold Inc.	33,709	522
	Navient Corp.	39,391	518
	Heritage Financial Corp.	21,194	513
	Burke & Herbert Financial Services Corp.	8,192	505
	Univest Financial Corp.	16,579	498
	TFS Financial Corp.	37,695	497
	Tompkins Financial Corp.	7,468	494
	AMERISAFE Inc.	11,182	490
	First Mid Bancshares Inc.	12,767	484
	Esquire Financial Holdings Inc.	4,686	478
	Central Pacific Financial Corp.	15,648	475
	Byline Bancorp Inc.	17,088	474
	Southside Bancshares Inc.	16,711	472
	Metropolitan Bank Holding Corp.	6,282	470
	Capitol Federal Financial Inc.	73,045	464
	Amerant Bancorp Inc. Class A	24,085	464
	Redwood Trust Inc.	79,346	459
	Horizon Bancorp Inc.	28,322	453
	Mercantile Bank Corp.	9,965	448
	Oppenheimer Holdings Inc. Class A	5,975	442
	Hanmi Financial Corp.	17,637	435
	Universal Insurance Holdings Inc.	16,106	424
	Equity Bancshares Inc. Class A	10,342	421
	P10 Inc. Class A	37,913	413
	Northeast Bank	4,108	411
	BrightSpire Capital Inc. Class A	74,965	407
	TrustCo Bank Corp.	11,133	404
	Business First Bancshares Inc.	17,003	401
	HomeTrust Bancshares Inc.	9,773	400
	Orrstown Financial Services Inc.	11,436	389
	Heritage Commerce Corp.	39,071	388
	Independent Bank Corp. (Michigan)	12,460	386
	Merchants Bancorp	12,134	386
*	LendingTree Inc.	5,940	385
	First Financial Corp.	6,821	385
	Republic Bancorp Inc. Class A	5,332	385
	CNB Financial Corp.	15,699	380
	NB Bancorp Inc.	21,448	379
*	Miami International Holdings Inc.	9,415	379
	Mid Penn Bancorp Inc.	13,074	374
	Adamas Trust Inc.	53,547	373
	Eagle Bancorp Inc.	18,256	369
	Washington Trust Bancorp Inc.	12,408	359
	F&G Annuities & Life Inc.	11,212	351
	Farmers National Banc Corp.	23,843	344
*	Bowhead Specialty Holdings Inc.	12,654	342
	Great Southern Bancorp Inc.	5,479	336
	Ready Capital Corp.	86,796	336
	Camden National Corp.	8,679	335
*	PRA Group Inc.	21,626	334
	First Community Bankshares Inc.	9,546	332
	Metrocity Bankshares Inc.	12,006	332
	Shore Bancshares Inc.	19,980	328
	United Fire Group Inc.	10,744	327
	TPG RE Finance Trust Inc.	37,900	324
*	Hippo Holdings Inc.	8,896	322
*	Heritage Insurance Holdings Inc.	12,454	314
	Five Star Bancorp	9,655	311
	Southern Missouri Bancorp Inc.	5,889	310
	GCM Grosvenor Inc. Class A	25,046	302
	Financial Institutions Inc.	11,078	301
	Amalgamated Financial Corp.	10,985	298
	Capital City Bank Group Inc.	7,094	296

		Shares	Market Value ($000)
	Peapack-Gladstone Financial Corp.	10,598	293
	SmartFinancial Inc.	8,174	292
	HarborOne Bancorp Inc.	21,420	291
	Bar Harbor Bankshares	9,406	287
[1]	Invesco Mortgage Capital Inc.	37,686	285
*	Accelerant Holdings Class A	19,041	284
	Flushing Financial Corp.	20,120	278
	First Bank	17,027	277
	Northrim Bancorp Inc.	12,760	276
*	Firstsun Capital Bancorp	6,957	270
*	World Acceptance Corp.	1,585	268
*,1	Better Home & Finance Holding Co. Class A	4,778	268
*	Hagerty Inc. Class A	22,074	266
*	First Foundation Inc.	47,414	264
	MidWestOne Financial Group Inc.	9,328	264
*	Claros Mortgage Trust Inc.	79,600	264
[1]	Donegal Group Inc. Class B	15,676	261
*	California Bancorp	15,639	261
	KKR Real Estate Finance Trust Inc.	28,680	258
	Compass Diversified Holdings	38,401	254
	Northfield Bancorp Inc.	21,434	253
	Peoples Financial Services Corp.	5,170	251
*	Third Coast Bancshares Inc.	6,605	251
	ACNB Corp.	5,644	249
*	Columbia Financial Inc.	16,394	246
	Sierra Bancorp	8,494	246
*	Slide Insurance Holdings Inc.	15,611	246
	Alerus Financial Corp.	11,041	244
	Tiptree Inc. Class A	12,617	242
	Northpointe Bancshares Inc.	14,133	241
*,1	Bakkt Holdings Inc. Class A	7,131	240
*	TWFG Inc. Class A	8,661	238
	Midland States Bancorp Inc.	13,432	230
	Hingham Institution For Savings	862	227
*	Carter Bankshares Inc.	11,673	227
	Unity Bancorp Inc.	4,581	224
*	GBank Financial Holdings Inc.	5,651	222
	Arrow Financial Corp.	7,799	221
	First Business Financial Services Inc.	4,314	221
*	Greenlight Capital Re Ltd. Class A	17,350	220
	Civista Bancshares Inc.	10,435	212
	ChoiceOne Financial Services Inc.	7,316	212
*,1	Gemini Space Station Inc. Class A	8,663	208
	Home Bancorp Inc.	3,816	207
*	Bridgewater Bancshares Inc.	11,567	204
	Investors Title Co.	760	204
	Regional Management Corp.	5,200	203
	Diamond Hill Investment Group Inc.	1,430	200
*	Southern First Bancshares Inc.	4,512	199
	OppFi Inc.	17,607	199
	HBT Financial Inc.	7,843	198
	RBB Bancorp	10,392	195
	West Bancorp Inc.	9,617	195
*	Ponce Financial Group Inc.	13,205	194
	Community West Bancshares	9,286	194
	First Bancorp Inc.	7,333	193
	NewtekOne Inc.	16,800	192
*	Ambac Financial Group Inc.	22,903	191
	Guaranty Bancshares Inc.	3,925	191
	Kearny Financial Corp.	29,132	191
	Colony Bankcorp Inc.	11,200	191
	Farmers & Merchants Bancorp Inc.	7,584	190
	Bank of Marin Bancorp	7,785	189
	Plumas Bancorp	4,330	187
	Capital Bancorp Inc.	5,836	186
	Citizens Financial Services Inc.	3,068	185
	Northeast Community Bancorp Inc.	8,905	183
*	MBIA Inc.	24,110	180
*	Sui Group Holdings Ltd.	46,615	180
	Ares Commercial Real Estate Corp.	39,600	179

		Shares	Market Value ($000)
	Crawford & Co. Class B	18,096	177
*	Blue Ridge Bankshares Inc.	41,854	177
*	loanDepot Inc. Class A	57,100	175
*	Avidia Bancorp Inc.	11,681	175
	Citizens & Northern Corp.	8,711	173
	BayCom Corp.	5,936	171
	AmeriServ Financial Inc.	57,892	168
*	Citizens Inc. Class A	31,480	165
*	Selectquote Inc.	83,731	164
*	Onity Group Inc.	4,011	160
	FS Bancorp Inc.	3,965	158
	Oak Valley Bancorp	5,531	156
*	Abacus Global Management Inc.	27,263	156
*	Mechanics Bancorp Class A	11,588	154
	Middlefield Banc Corp.	5,094	153
	Orange County Bancorp Inc.	6,014	152
	Waterstone Financial Inc.	9,456	148
*	FB Bancorp Inc.	12,283	148
	LCNB Corp.	9,701	145
*	Kingsway Financial Services Inc.	9,900	145
	American Coastal Insurance Corp.	12,533	143
	Investar Holding Corp.	6,106	142
*	Open Lending Corp.	67,137	142
	Primis Financial Corp.	13,308	140
	MVB Financial Corp.	5,521	138
	First Community Corp.	4,821	136
	Hennessy Advisors Inc.	12,880	136
*,1	DeFi Development Corp.	8,808	135
	Chemung Financial Corp.	2,549	134
	Guild Holdings Co. Class A	6,619	132
	Ames National Corp.	6,500	131
	PCB Bancorp	6,062	127
	Angel Oak Mortgage REIT Inc.	13,600	127
	Red River Bancshares Inc.	1,941	126
	James River Group Holdings Ltd.	22,386	124
	John Marshall Bancorp Inc.	6,265	124
	Bankwell Financial Group Inc.	2,772	123
	National Bankshares Inc.	4,164	123
	Parke Bancorp Inc.	5,702	123
	SR Bancorp Inc.	8,183	123
	Granite Point Mortgage Trust Inc.	40,300	121
	Fidelity D&D Bancorp Inc.	2,713	119
	First Internet Bancorp	5,320	119
	LINKBANCORP Inc.	16,648	119
	Bank7 Corp.	2,534	117
	OP Bancorp	8,347	116
*	Pioneer Bancorp Inc.	8,918	116
	Western New England Bancorp Inc.	9,618	116
*	Finwise Bancorp	5,992	116
	Timberland Bancorp Inc.	3,466	115
*	ACRES Commercial Realty Corp.	5,440	115
	Chicago Atlantic Real Estate Finance Inc.	8,900	114
	Greene County Bancorp Inc.	5,012	113
	Princeton Bancorp Inc.	3,544	113
	C&F Financial Corp.	1,671	112
*	Oportun Financial Corp.	18,084	112
	Eagle Financial Services Inc.	2,970	112
	Virginia National Bankshares Corp.	2,852	111
*	American Integrity Insurance Group Inc.	4,982	111
	AG Mortgage Investment Trust Inc.	14,938	108
*	ECB Bancorp Inc.	6,780	108
*	Innventure Inc.	18,493	107
*	Blue Foundry Bancorp	11,548	105
	First United Corp.	2,828	104
*	BV Financial Inc.	6,407	103
	FVCBankcorp Inc.	7,802	101
	First National Corp.	4,461	101
	Rithm Property Trust Inc.	39,755	100
*	Finance of America Cos. Inc. Class A	4,370	98
*	Exodus Movement Inc. Class A	3,519	98

		Shares	Market Value ($000)
	Kestrel Group Ltd.	3,583	98
	NexPoint Diversified Real Estate Trust	25,980	96
	Jefferson Capital Inc.	5,563	96
	Norwood Financial Corp.	3,727	95
	Kingstone Cos. Inc.	6,427	94
	Franklin Financial Services Corp.	2,017	93
*	Ategrity Specialty Holdings LLC	4,703	93
	USCB Financial Holdings Inc.	5,222	91
*	Forge Global Holdings Inc.	5,297	90
	Citizens Community Bancorp Inc.	5,554	89
	SB Financial Group Inc.	4,586	88
	Hanover Bancorp Inc.	3,902	88
*,1	Fold Holdings Inc.	22,797	88
	Eagle Bancorp Montana Inc.	5,063	87
	Meridian Corp.	5,475	86
	United Security Bancshares	9,243	86
	CF Bankshares Inc.	3,592	86
	Hawthorn Bancshares Inc.	2,737	85
*	AlTi Global Inc.	23,697	84
	BCB Bancorp Inc.	9,368	81
	Richmond Mutual Bancorp Inc.	5,605	80
	Riverview Bancorp Inc.	14,806	80
	Medallion Financial Corp.	7,764	78
*	Security National Financial Corp. Class A	9,032	78
	Landmark Bancorp Inc.	2,930	78
	Isabella Bank Corp.	2,215	78
*	Provident Bancorp Inc.	6,170	77
	Old Second Bancorp Inc.	4,237	73
[1]	Union Bankshares Inc.	2,941	73
	CB Financial Services Inc.	2,171	72
	Cherry Hill Mortgage Investment Corp.	29,631	71
*	NI Holdings Inc.	5,165	70
	Silvercrest Asset Management Group Inc. Class A	4,379	69
	Sunrise Realty Trust Inc.	6,648	69
*,1	B. Riley Financial Inc.	11,394	68
*	First Western Financial Inc.	2,900	67
	First Savings Financial Group Inc.	2,109	66
*	eHealth Inc.	14,951	64
*	Bitcoin Depot Inc. Class A	19,084	64
	Westwood Holdings Group Inc.	3,791	63
	Lument Finance Trust Inc.	30,449	62
	Finward Bancorp	1,917	62
	MainStreet Bancshares Inc.	2,916	61
	Peoples Bancorp of North Carolina Inc.	1,927	59
	Nexpoint Real Estate Finance Inc.	4,115	58
*	Grabagun Digital Holdings Inc.	12,479	58
	Seven Hills Realty Trust	5,409	56
	Provident Financial Holdings Inc.	3,235	51
	Advanced Flower Capital Inc.	12,000	46
*	Consumer Portfolio Services Inc.	5,489	41
*,1	Chime Financial Inc. Class A	2,046	41
	First Guaranty Bancshares Inc.	4,784	38
	Sachem Capital Corp.	30,000	33
	US Global Investors Inc. Class A	9,831	27
*	Heritage Global Inc.	14,800	25
*,2	Neptune Insurance Holdings Inc. Class A	1,131	23
*	Katapult Holdings Inc.	1,844	22
	Ohio Valley Banc Corp.	137	5
*,2	Sterling Bancorp Inc.	12,013	—
			4,261,909
Health Care (5.5%)
	Eli Lilly & Co.	499,724	381,289
	Johnson & Johnson	1,413,242	262,043
	AbbVie Inc.	1,036,162	239,913
	UnitedHealth Group Inc.	531,150	183,406
	Abbott Laboratories	1,021,804	136,860
	Merck & Co. Inc.	1,463,290	122,814
	Thermo Fisher Scientific Inc.	220,782	107,084
*	Intuitive Surgical Inc.	210,188	94,002

		Shares	Market Value ($000)
	Amgen Inc.	316,170	89,223
	Pfizer Inc.	3,339,610	85,093
*	Boston Scientific Corp.	869,232	84,863
	Gilead Sciences Inc.	728,586	80,873
	Danaher Corp.	378,500	75,041
	Stryker Corp.	201,965	74,660
	Medtronic plc	752,179	71,638
*	Vertex Pharmaceuticals Inc.	150,392	58,900
	Bristol-Myers Squibb Co.	1,195,287	53,907
	Cigna Group	156,156	45,012
	Elevance Health Inc.	132,182	42,711
	HCA Healthcare Inc.	96,273	41,032
*	Alnylam Pharmaceuticals Inc.	76,810	35,025
	Zoetis Inc.	233,709	34,196
	Regeneron Pharmaceuticals Inc.	57,632	32,405
	Becton Dickinson & Co.	168,260	31,493
*	IDEXX Laboratories Inc.	46,944	29,992
*	Edwards Lifesciences Corp.	344,885	26,822
*	Veeva Systems Inc. Class A	85,400	25,442
	ResMed Inc.	85,917	23,518
	Cardinal Health Inc.	140,054	21,983
	Agilent Technologies Inc.	167,568	21,507
	GE HealthCare Technologies Inc.	253,702	19,053
	Humana Inc.	70,446	18,328
*	IQVIA Holdings Inc.	94,182	17,889
*	Insmed Inc.	123,362	17,765
*	Dexcom Inc.	229,711	15,457
	STERIS plc	56,920	14,084
	Labcorp Holdings Inc.	48,512	13,926
*	Insulet Corp.	41,540	12,825
	Quest Diagnostics Inc.	65,411	12,466
*	Natera Inc.	77,050	12,403
*	Biogen Inc.	86,393	12,102
	Zimmer Biomet Holdings Inc.	116,650	11,490
*	United Therapeutics Corp.	26,690	11,189
	West Pharmaceutical Services Inc.	42,452	11,136
*	Tenet Healthcare Corp.	52,220	10,603
*	Waters Corp.	35,067	10,513
*	Centene Corp.	286,611	10,226
*	Hologic Inc.	130,198	8,787
*	Incyte Corp.	98,018	8,313
*	Neurocrine Biosciences Inc.	58,537	8,217
*	Illumina Inc.	86,428	8,208
*	Cooper Cos. Inc.	115,737	7,935
	Encompass Health Corp.	59,374	7,542
	Baxter International Inc.	304,413	6,931
*	Medpace Holdings Inc.	13,314	6,846
	Viatris Inc.	684,914	6,781
	Universal Health Services Inc. Class B	31,635	6,467
*	Solventum Corp.	87,343	6,376
*	Exelixis Inc.	151,439	6,254
*	Hims & Hers Health Inc.	109,291	6,199
*	Exact Sciences Corp.	112,683	6,165
*	BioMarin Pharmaceutical Inc.	113,231	6,133
*	Molina Healthcare Inc.	32,030	6,129
	Revvity Inc.	68,747	6,026
*	Elanco Animal Health Inc.	294,543	5,932
	Ensign Group Inc.	34,222	5,913
*	Ionis Pharmaceuticals Inc.	89,567	5,859
*	Penumbra Inc.	21,843	5,533
*	Moderna Inc.	205,595	5,311
*	Doximity Inc. Class A	72,606	5,311
*	Bridgebio Pharma Inc.	101,761	5,285
*	Align Technology Inc.	40,581	5,082
*	Halozyme Therapeutics Inc.	69,223	5,077
*	Avantor Inc.	402,398	5,022
	Bio-Techne Corp.	87,746	4,881
*	Madrigal Pharmaceuticals Inc.	10,567	4,847
*	HealthEquity Inc.	51,065	4,839
*	Tempus AI Inc.	59,792	4,826

		Shares	Market Value ($000)
*	Revolution Medicines Inc.	99,912	4,666
*	Charles River Laboratories International Inc.	29,405	4,601
*	Jazz Pharmaceuticals plc	34,261	4,516
*	Masimo Corp.	30,493	4,499
*	Corcept Therapeutics Inc.	53,143	4,417
*	Guardant Health Inc.	70,514	4,406
*	Repligen Corp.	31,373	4,194
*	Henry Schein Inc.	60,961	4,046
*	Rhythm Pharmaceuticals Inc.	39,366	3,976
*	Cytokinetics Inc.	71,048	3,905
	Chemed Corp.	8,705	3,898
*	Globus Medical Inc. Class A	65,987	3,779
*	Roivant Sciences Ltd.	238,684	3,611
*	Avidity Biosciences Inc.	80,713	3,517
*	iRhythm Technologies Inc.	19,250	3,311
	Teleflex Inc.	25,928	3,173
*	RadNet Inc.	40,767	3,107
*	Bio-Rad Laboratories Inc. Class A	11,001	3,085
*	TG Therapeutics Inc.	84,911	3,067
*	Axsome Therapeutics Inc.	25,218	3,063
*	Alkermes plc	99,349	2,980
*	PTC Therapeutics Inc.	47,345	2,906
*	Merit Medical Systems Inc.	34,703	2,888
*	DaVita Inc.	21,138	2,809
*	Vaxcyte Inc.	76,182	2,744
*	Krystal Biotech Inc.	15,353	2,710
*	Arcellx Inc.	32,961	2,706
*	Arrowhead Pharmaceuticals Inc.	77,797	2,683
*	Option Care Health Inc.	95,704	2,657
*	Glaukos Corp.	32,031	2,612
*	Waystar Holding Corp.	66,982	2,540
*	Protagonist Therapeutics Inc.	37,048	2,461
*	Nuvalent Inc. Class A	28,210	2,440
*	Crinetics Pharmaceuticals Inc.	56,990	2,374
*	TransMedics Group Inc.	19,459	2,183
*	Akero Therapeutics Inc.	45,215	2,147
*	Integer Holdings Corp.	20,627	2,131
	Bruker Corp.	63,112	2,051
*	Lantheus Holdings Inc.	39,654	2,034
*	Envista Holdings Corp.	98,786	2,012
*	Ligand Pharmaceuticals Inc.	11,241	1,991
*	ADMA Biologics Inc.	133,965	1,964
*,1	Metsera Inc.	37,450	1,960
*	Kymera Therapeutics Inc.	34,312	1,942
*	Soleno Therapeutics Inc.	28,405	1,920
*	Mirum Pharmaceuticals Inc.	25,334	1,857
*	Scholar Rock Holding Corp.	48,853	1,819
	Perrigo Co. plc	81,229	1,809
*	Prestige Consumer Healthcare Inc.	28,528	1,780
*	BrightSpring Health Services Inc.	58,352	1,725
	Organon & Co.	156,839	1,675
*	CG oncology Inc.	40,878	1,647
*	ICU Medical Inc.	13,699	1,643
*	Ultragenyx Pharmaceutical Inc.	54,590	1,642
*	Warby Parker Inc. Class A	59,327	1,636
*	Privia Health Group Inc.	65,680	1,635
*	Viking Therapeutics Inc.	61,999	1,629
*	Veracyte Inc.	47,115	1,617
*	ACADIA Pharmaceuticals Inc.	74,494	1,590
*	Sotera Health Co.	99,624	1,567
*	Supernus Pharmaceuticals Inc.	31,698	1,515
	Concentra Group Holdings Parent Inc.	71,784	1,502
	DENTSPLY SIRONA Inc.	117,480	1,491
*	Amicus Therapeutics Inc.	183,544	1,446
*	Alignment Healthcare Inc.	81,204	1,417
*	Apellis Pharmaceuticals Inc.	62,296	1,410
*	Agios Pharmaceuticals Inc.	34,831	1,398
*	Cidara Therapeutics Inc.	14,373	1,376
*	Catalyst Pharmaceuticals Inc.	69,357	1,366
*,1	Summit Therapeutics Inc.	66,071	1,365

		Shares	Market Value ($000)
*	Haemonetics Corp.	27,873	1,359
	Premier Inc. Class A	48,693	1,354
*	Beam Therapeutics Inc.	54,873	1,332
*	Ideaya Biosciences Inc.	48,281	1,314
*	Tarsus Pharmaceuticals Inc.	22,058	1,311
*	89bio Inc.	87,989	1,293
*	Travere Therapeutics Inc.	54,050	1,292
*	Adaptive Biotechnologies Corp.	85,998	1,287
*	CorVel Corp.	16,622	1,287
*	Inspire Medical Systems Inc.	17,316	1,285
*	Addus HomeCare Corp.	10,857	1,281
*	Acadia Healthcare Co. Inc.	50,666	1,254
*	Arcutis Biotherapeutics Inc.	64,105	1,208
*	QuidelOrtho Corp.	40,855	1,203
*	GeneDx Holdings Corp. Class A	11,051	1,191
*,1	Recursion Pharmaceuticals Inc. Class A	241,211	1,177
*	Brookdale Senior Living Inc.	133,794	1,133
*	PROCEPT BioRobotics Corp.	31,564	1,127
*	Artivion Inc.	26,575	1,125
*	Celcuity Inc.	22,756	1,124
*	Cogent Biosciences Inc.	77,618	1,115
*	Mineralys Therapeutics Inc.	29,255	1,109
*	Ocular Therapeutix Inc.	94,601	1,106
*	GRAIL Inc.	18,418	1,089
*	Intellia Therapeutics Inc.	62,743	1,084
	LeMaitre Vascular Inc.	12,243	1,071
*	Sarepta Therapeutics Inc.	55,550	1,070
*	Celldex Therapeutics Inc.	40,980	1,060
*	Amneal Pharmaceuticals Inc.	104,902	1,050
*	Enovis Corp.	34,085	1,034
*	ANI Pharmaceuticals Inc.	10,950	1,003
*	Progyny Inc.	46,292	996
*	Viridian Therapeutics Inc.	45,737	987
*	Surgery Partners Inc.	45,373	982
*	AtriCure Inc.	27,817	981
*	Denali Therapeutics Inc.	67,558	981
*	BioCryst Pharmaceuticals Inc.	129,109	980
*	Twist Bioscience Corp.	34,687	976
*	Alphatec Holdings Inc.	66,082	961
*	Vericel Corp.	30,245	952
*	Dyne Therapeutics Inc.	75,038	949
*	MannKind Corp.	172,137	924
*	Apogee Therapeutics Inc.	22,967	912
*	Kiniksa Pharmaceuticals International plc Class A	23,392	908
	CONMED Corp.	18,966	892
*	Liquidia Corp.	39,061	888
*	Harrow Inc.	18,403	887
*	Disc Medicine Inc.	13,423	887
	National HealthCare Corp.	7,271	884
*	Edgewise Therapeutics Inc.	54,486	884
*	Vera Therapeutics Inc. Class A	29,676	862
*	Pediatrix Medical Group Inc.	50,839	852
*	UFP Technologies Inc.	4,189	836
*	Certara Inc.	68,387	836
*	Avadel Pharmaceuticals plc ADR	54,321	829
*	Syndax Pharmaceuticals Inc.	52,955	815
*,1	Novavax Inc.	92,583	803
*	Omnicell Inc.	26,274	800
*	Novocure Ltd.	61,439	794
*	Teladoc Health Inc.	101,690	786
*	Neogen Corp.	136,261	778
	Select Medical Holdings Corp.	60,220	773
*	Amylyx Pharmaceuticals Inc.	56,778	772
*	Dianthus Therapeutics Inc.	19,443	765
*	Harmony Biosciences Holdings Inc.	27,525	759
*	Ardelyx Inc.	137,166	756
*	Phreesia Inc.	31,986	752
*	10X Genomics Inc. Class A	64,342	752
*	Astrana Health Inc.	26,132	741
	US Physical Therapy Inc.	8,665	736

		Shares	Market Value ($000)
*	Healthcare Services Group Inc.	43,430	731
*	Stoke Therapeutics Inc.	31,019	729
*	Dynavax Technologies Corp.	72,560	721
*	Clover Health Investments Corp. Class A	230,600	706
*	BioLife Solutions Inc.	27,116	692
*	Xeris Biopharma Holdings Inc.	84,399	687
*	Praxis Precision Medicines Inc.	12,966	687
*	Pacira BioSciences Inc.	26,335	679
*	Immunovant Inc.	41,592	670
*	Nektar Therapeutics	11,614	661
*	Tourmaline Bio Inc.	13,775	659
*	LENZ Therapeutics Inc.	14,079	656
*	Nuvation Bio Inc.	173,898	643
*	Azenta Inc.	22,150	636
*	Innoviva Inc.	32,910	601
*	NeoGenomics Inc.	77,697	600
*	Collegium Pharmaceutical Inc.	17,118	599
*	ORIC Pharmaceuticals Inc.	49,606	595
*	Evolent Health Inc. Class A	69,541	588
*	Integra LifeSciences Holdings Corp.	40,453	580
*	Upstream Bio Inc.	30,678	577
*	Janux Therapeutics Inc.	23,432	573
*	EyePoint Pharmaceuticals Inc.	40,182	572
*	STAAR Surgical Co.	20,600	554
*	Trevi Therapeutics Inc.	60,329	552
*	Enliven Therapeutics Inc.	26,242	537
*	Amphastar Pharmaceuticals Inc.	19,833	529
*	Rapport Therapeutics Inc.	17,727	526
*	AdaptHealth Corp. Class A	58,320	522
*	Relay Therapeutics Inc.	99,704	520
*	Xencor Inc.	43,673	512
*	Zymeworks Inc.	29,513	504
*	Tandem Diabetes Care Inc.	40,951	497
*	MiMedx Group Inc.	71,096	496
*	Geron Corp.	359,553	493
*	Pennant Group Inc.	19,513	492
	Embecta Corp.	34,719	490
*	Arcus Biosciences Inc.	35,227	479
*	Spyre Therapeutics Inc.	28,578	479
*	Beta Bionics Inc.	23,385	465
*	Kura Oncology Inc.	52,443	464
*	CorMedix Inc.	39,264	457
*	CareDx Inc.	31,343	456
	Phibro Animal Health Corp. Class A	11,182	452
*,1	Tango Therapeutics Inc.	53,859	452
*	Axogen Inc.	24,755	442
*	Arbutus Biopharma Corp.	97,189	441
*	Sionna Therapeutics Inc.	14,944	440
*	Iovance Biotherapeutics Inc.	201,940	438
*,1	Anavex Life Sciences Corp.	48,976	436
	HealthStream Inc.	15,201	429
*	Phathom Pharmaceuticals Inc.	36,289	427
*	Fortrea Holdings Inc.	50,232	423
*	AMN Healthcare Services Inc.	21,806	422
*	Taysha Gene Therapies Inc.	128,966	422
*,1	ImmunityBio Inc.	170,029	418
*	Akebia Therapeutics Inc.	151,441	413
*	Nurix Therapeutics Inc.	44,659	413
*	Maze Therapeutics Inc.	15,876	412
*	Hinge Health Inc. Class A	8,351	410
*	Oruka Therapeutics Inc.	21,276	409
*	Vir Biotechnology Inc.	71,121	406
*	ArriVent Biopharma Inc.	21,554	398
*	AnaptysBio Inc.	12,700	389
*	SI-BONE Inc.	26,195	386
*	Bicara Therapeutics Inc.	24,407	385
*	Rezolute Inc.	40,879	384
*	Ginkgo Bioworks Holdings Inc. Class A	26,211	382
*	Myriad Genetics Inc.	51,531	373
*	ClearPoint Neuro Inc.	17,134	373

		Shares	Market Value ($000)
*	MBX Biosciences Inc.	21,035	368
*	Olema Pharmaceuticals Inc.	37,496	367
*	Savara Inc.	102,185	365
*	Gossamer Bio Inc.	138,469	364
	iRadimed Corp.	5,089	362
*	Niagen Bioscience Inc.	38,737	361
*	Aquestive Therapeutics Inc.	62,873	351
*	Day One Biopharmaceuticals Inc.	49,510	349
*	LifeStance Health Group Inc.	62,893	346
*	PACS Group Inc.	25,218	346
*	Immunome Inc.	29,394	344
*	OPKO Health Inc.	220,848	342
*	Palvella Therapeutics Inc.	5,433	341
*	Septerna Inc.	17,801	335
*	Aveanna Healthcare Holdings Inc.	37,675	334
*	Sana Biotechnology Inc.	93,782	333
*	Esperion Therapeutics Inc.	125,378	332
*	Verastem Inc.	37,106	328
*	Keros Therapeutics Inc.	20,528	325
*	HeartFlow Inc.	9,621	324
*	KalVista Pharmaceuticals Inc.	26,515	323
*	Castle Biosciences Inc.	14,066	320
*	Terns Pharmaceuticals Inc.	42,528	319
*	Orthofix Medical Inc.	21,491	315
*	CytomX Therapeutics Inc.	98,020	313
*	Prime Medicine Inc.	56,458	313
*	Arvinas Inc.	36,652	312
*	Zimvie Inc.	16,330	309
*	Theravance Biopharma Inc.	21,105	308
*,1	Precigen Inc.	93,207	307
*,1	Ocugen Inc.	187,541	306
*	Claritev Corp.	5,738	305
*,1	ARS Pharmaceuticals Inc.	30,213	304
*	Avanos Medical Inc.	26,104	302
*	Eton Pharmaceuticals Inc.	13,900	302
*	Zevra Therapeutics Inc.	31,625	301
*	XOMA Royalty Corp.	7,501	289
*	Varex Imaging Corp.	23,210	288
*	Fulcrum Therapeutics Inc.	31,298	288
*	Monte Rosa Therapeutics Inc.	38,787	287
*	Kodiak Sciences Inc.	17,382	285
*	Zenas Biopharma Inc.	12,782	284
*	Rigel Pharmaceuticals Inc.	9,958	282
*	REGENXBIO Inc.	28,991	280
*	Erasca Inc.	128,247	280
*	4D Molecular Therapeutics Inc.	31,864	277
*	Emergent BioSolutions Inc.	30,360	268
*	RAPT Therapeutics Inc.	10,094	260
*	Tyra Biosciences Inc.	18,510	259
	SIGA Technologies Inc.	27,490	252
*,1	Semler Scientific Inc.	8,361	251
*	Compass Therapeutics Inc.	71,320	250
*	AngioDynamics Inc.	22,092	247
*	Arcturus Therapeutics Holdings Inc.	13,374	246
*	Corvus Pharmaceuticals Inc.	33,278	245
*	GoodRx Holdings Inc. Class A	56,002	237
*	OptimizeRx Corp.	11,439	235
*,1	Absci Corp.	77,245	235
*	Surmodics Inc.	7,842	234
*	Owens & Minor Inc.	48,573	233
*,1	Nutex Health Inc.	2,230	230
*	Solid Biosciences Inc.	36,980	228
*	Fulgent Genetics Inc.	10,050	227
*	Inhibrx Biosciences Inc.	6,746	227
*	Tactile Systems Technology Inc.	16,140	223
*	Enhabit Inc.	27,672	222
*	Standard BioTools Inc.	168,508	219
*	Maravai LifeSciences Holdings Inc. Class A	76,016	218
*	Lineage Cell Therapeutics Inc.	128,266	217
*	Treace Medical Concepts Inc.	31,640	212

		Shares	Market Value ($000)
*	Personalis Inc.	32,307	211
*	Vanda Pharmaceuticals Inc.	41,986	210
*	Community Health Systems Inc.	64,983	209
*	RxSight Inc.	23,261	209
*,1	Immuneering Corp. Class A	29,577	207
*	Evolus Inc.	32,737	201
*,1	Pacific Biosciences of California Inc.	155,563	199
*	Rocket Pharmaceuticals Inc.	61,078	199
*	agilon health Inc.	191,805	198
*	Cytek Biosciences Inc.	56,674	197
*	Korro Bio Inc.	4,115	197
*	Editas Medicine Inc.	55,877	194
*,1	Kestra Medical Technologies Ltd.	8,151	194
*,1	Pulse Biosciences Inc.	10,929	193
*	Cullinan Therapeutics Inc.	32,552	193
*	TruBridge Inc.	9,434	190
*	Delcath Systems Inc.	17,716	190
*	Butterfly Network Inc. Class A	96,873	187
*	Aldeyra Therapeutics Inc.	34,700	181
*	Ardent Health Inc.	13,686	181
*	OrthoPediatrics Corp.	9,694	180
*	Annexon Inc.	58,962	180
*	Talkspace Inc.	65,383	180
*	Altimmune Inc.	46,812	176
*,1	SANUWAVE Health Inc.	4,706	176
*	Cerus Corp.	109,208	174
*	Enanta Pharmaceuticals Inc.	14,469	173
*	Senseonics Holdings Inc.	396,616	173
*	Monopar Therapeutics Inc.	2,103	172
*	Outset Medical Inc.	12,023	170
*	Quantum-Si Inc. Class A	119,273	168
*	Sonida Senior Living Inc.	6,041	167
*	Voyager Therapeutics Inc.	35,606	166
*	Aura Biosciences Inc.	26,790	166
*,1	Capricor Therapeutics Inc.	22,929	165
*	Alumis Inc.	41,199	164
*	LifeMD Inc.	23,838	162
*	NeuroPace Inc.	15,234	157
*	Astria Therapeutics Inc.	21,610	157
*	Alector Inc.	52,271	155
*	Bioventus Inc. Class A	23,179	155
*	Lexeo Therapeutics Inc.	23,267	154
*	Kyverna Therapeutics Inc.	25,671	154
*	Caribou Biosciences Inc.	65,200	152
*	Ceribell Inc.	13,253	152
*	Lyell Immunopharma Inc.	9,320	151
*	Puma Biotechnology Inc.	28,100	149
*,1	Omeros Corp.	35,983	148
*	OraSure Technologies Inc.	45,774	147
*	Inogen Inc.	17,882	146
*	Innovage Holding Corp.	28,364	146
*	Viemed Healthcare Inc.	20,899	142
*	Organogenesis Holdings Inc. Class A	32,911	139
	Jade Biosciences Inc.	16,121	139
*	Perspective Therapeutics Inc.	40,160	138
*	Lifecore Biomedical Inc.	18,610	137
*	Atea Pharmaceuticals Inc.	46,519	135
*,1	Tvardi Therapeutics Inc.	3,444	134
*	Quanterix Corp.	24,560	133
	Utah Medical Products Inc.	2,090	132
*	Contineum Therapeutics Inc. Class A	11,235	132
*	Design Therapeutics Inc.	17,141	129
*,1	Gyre Therapeutics Inc.	17,257	129
*,1	Tonix Pharmaceuticals Holding Corp.	5,260	127
*	Neurogene Inc.	7,268	126
*	Fennec Pharmaceuticals Inc.	13,356	125
*	Oncology Institute Inc.	35,828	125
*	Abeona Therapeutics Inc.	23,500	124
	Acme United Corp.	2,909	120
*	Ironwood Pharmaceuticals Inc. Class A	91,420	120

		Shares	Market Value ($000)
*	Larimar Therapeutics Inc.	36,944	119
*	Aardvark Therapeutics Inc.	8,867	118
*,1	Humacyte Inc.	66,771	116
*	Cabaletta Bio Inc.	49,170	115
*,1	Galectin Therapeutics Inc.	26,902	114
*	Lexicon Pharmaceuticals Inc.	84,532	114
*	RCM Technologies Inc.	4,309	114
*	Codexis Inc.	46,017	112
*	Replimune Group Inc.	26,824	112
*,1	Omada Health Inc.	5,064	112
*	Allogene Therapeutics Inc.	89,181	111
*	CVRx Inc.	13,772	111
*	Assembly Biosciences Inc.	4,323	111
*	Entrada Therapeutics Inc.	18,897	110
	National Research Corp.	8,513	109
*,1	SELLAS Life Sciences Group Inc.	67,433	109
*,1	Coherus Oncology Inc.	65,031	107
*	Stereotaxis Inc.	34,516	107
*	Sagimet Biosciences Inc. Class A	15,559	107
*	Monogram Technologies Inc.	18,232	107
*	MaxCyte Inc.	66,640	105
*	Avalo Therapeutics Inc.	8,289	105
*	Forte Biosciences Inc.	6,989	105
*	scPharmaceuticals Inc.	18,200	103
*	Accuray Inc.	61,258	102
*	Black Diamond Therapeutics Inc.	27,000	102
*	Sanara Medtech Inc.	3,200	102
*	Corbus Pharmaceuticals Holdings Inc.	8,027	102
*	C4 Therapeutics Inc.	45,085	100
*	Crescent Biopharma Inc.	8,416	100
*	Heron Therapeutics Inc.	78,614	99
*	Microbot Medical Inc.	32,414	99
*	Electromed Inc.	3,905	96
*,1	Avita Medical Inc.	18,756	96
*	Eledon Pharmaceuticals Inc.	37,040	96
*	Definitive Healthcare Corp. Class A	23,692	96
*	Exagen Inc.	8,667	95
*	Health Catalyst Inc.	33,373	95
*	Tenaya Therapeutics Inc.	58,500	95
*	BioAge Labs Inc.	16,123	95
*	Sangamo Therapeutics Inc.	138,868	94
*	Invivyd Inc.	85,324	94
*	KORU Medical Systems Inc.	24,374	93
*	Joint Corp.	9,539	91
*	Pyxis Oncology Inc.	41,209	91
*	Coya Therapeutics Inc.	15,974	91
*	Owlet Inc. Class A	10,791	91
*	Benitec Biopharma Inc.	6,452	91
*	Anika Therapeutics Inc.	9,542	90
*	Achieve Life Sciences Inc.	28,576	90
*	FONAR Corp.	5,825	88
*	Protara Therapeutics Inc.	20,334	88
*	LENSAR Inc.	7,146	88
*,1	Candel Therapeutics Inc.	17,160	88
*	Context Therapeutics Inc.	90,521	88
*	Surrozen Inc.	6,643	86
*	Atossa Therapeutics Inc.	98,096	85
*	Immunic Inc.	94,423	83
*,1	PepGen Inc.	17,962	83
*	Streamex Corp.	14,438	83
*	Fate Therapeutics Inc.	63,965	81
*	Vistagen Therapeutics Inc.	22,728	81
*	Cassava Sciences Inc.	27,129	79
*	Nkarta Inc.	38,071	79
*	Opus Genetics Inc.	47,602	79
*	Seer Inc. Class A	36,017	78
*	Alto Neuroscience Inc.	19,280	78
*	Ovid therapeutics Inc.	59,524	77
*	908 Devices Inc.	8,765	77
*	Quince Therapeutics Inc.	46,875	76

		Shares	Market Value ($000)
*	Neumora Therapeutics Inc.	41,991	76
*	Journey Medical Corp.	10,549	75
*	Spero Therapeutics Inc.	39,474	74
*	Elicio Therapeutics Inc.	6,733	74
*,1	Cartesian Therapeutics Inc.	7,206	74
*	TuHURA Biosciences Inc.	30,000	74
*	Neuronetics Inc.	26,296	72
*	Hyperfine Inc.	49,514	72
*	Inhibikase Therapeutics Inc.	44,358	72
*	Inovio Pharmaceuticals Inc.	30,809	72
*	Foghorn Therapeutics Inc.	14,601	71
*	Ventyx Biosciences Inc.	22,928	71
*,1	Fortress Biotech Inc.	19,280	71
*	CareCloud Inc.	21,768	70
*	DocGo Inc.	51,107	70
*	InfuSystem Holdings Inc.	6,650	69
*	Skye Bioscience Inc.	17,647	69
*,1	CEL-SCI Corp.	7,317	67
*,1	Seres Therapeutics Inc.	3,498	67
*	Biote Corp. Class A	21,603	65
*	MacroGenics Inc.	38,094	64
*	Quipt Home Medical Corp.	24,495	64
*	Sight Sciences Inc.	17,683	61
*	Shattuck Labs Inc.	24,751	59
*,1	Equillium Inc.	40,107	57
*	Biomea Fusion Inc.	27,618	56
*	Lucid Diagnostics Inc.	55,260	56
*	Pliant Therapeutics Inc.	36,322	54
*	PMV Pharmaceuticals Inc.	37,924	53
*	Orchestra BioMed Holdings Inc.	21,354	53
*	TriSalus Life Sciences Inc.	11,433	53
*	American Well Corp. Class A	8,536	53
*	Cognition Therapeutics Inc.	38,785	52
*	Alpha Teknova Inc.	8,236	51
*	Climb Bio Inc.	25,309	51
*	Assertio Holdings Inc.	56,592	50
*	TScan Therapeutics Inc.	27,590	50
*,1	Atlantic International Corp.	15,901	49
*	Apyx Medical Corp.	21,359	46
*	Scilex Holding Co.	2,317	46
*	Acumen Pharmaceuticals Inc.	26,300	45
*	Sutro Biopharma Inc.	49,072	43
*,1	aTyr Pharma Inc.	56,846	41
*	RenovoRx Inc.	31,774	40
*	Agenus Inc.	10,245	39
*,1	Karyopharm Therapeutics Inc.	6,035	39
*	Zentalis Pharmaceuticals Inc.	24,854	38
*	Forian Inc.	16,600	37
*	Sensus Healthcare Inc.	11,601	36
*	Sera Prognostics Inc. Class A	11,848	36
*	Actuate Therapeutics Inc.	5,415	36
*	Pulmonx Corp.	21,458	35
*	NeueHealth Inc.	5,299	35
*	Adicet Bio Inc.	41,441	34
*	Nuvectis Pharma Inc.	5,600	34
*	CytoSorbents Corp.	35,641	33
*	Caris Life Sciences Inc.	1,005	30
*	FibroGen Inc.	2,271	28
*	HeartBeam Inc.	15,967	26
*	Rafael Holdings Inc. Class B	18,676	25
*	Whitehawk Therapeutics Inc.	13,200	25
*	OnKure Therapeutics Inc. Class A	8,445	23
*	Pelthos Therapeutics Inc.	808	23
*	Elutia Inc. Class A	23,021	21
*	Inotiv Inc.	14,694	21
*	Tela Bio Inc.	13,582	20
*	Cue Biopharma Inc.	25,288	18
*	Cumberland Pharmaceuticals Inc.	4,404	14
*,1	Genelux Corp.	3,251	14
*,1	Cardiff Oncology Inc.	6,265	13

		Shares	Market Value ($000)
*,1	Verrica Pharmaceuticals Inc.	2,613	11
*	Lunai Bioworks Inc.	7,024	10
*	Myomo Inc.	9,900	9
*	ElectroCore Inc.	968	5
*	Anixa Biosciences Inc.	142	—
*	Rapid Micro Biosystems Inc. Class A	130	—
			3,361,921
Industrials (7.6%)
	Visa Inc. Class A	996,926	340,331
	Mastercard Inc. Class A	474,167	269,711
	GE Aerospace	590,792	177,722
	RTX Corp.	785,267	131,399
	Caterpillar Inc.	274,577	131,014
	GE Vernova Inc.	159,920	98,335
*	Boeing Co.	443,098	95,634
	American Express Co.	285,360	94,785
	Accenture plc Class A	365,318	90,087
	Eaton Corp. plc	227,607	85,182
	Union Pacific Corp.	348,367	82,344
	Capital One Financial Corp.	375,932	79,916
	Honeywell International Inc.	371,570	78,215
	Automatic Data Processing Inc.	237,914	69,828
	Deere & Co.	150,668	68,894
	Lockheed Martin Corp.	136,965	68,374
	Parker-Hannifin Corp.	74,008	56,109
	Trane Technologies plc	130,418	55,031
	Northrop Grumman Corp.	84,144	51,271
	3M Co.	312,145	48,439
	General Dynamics Corp.	141,888	48,384
	CRH plc	394,887	47,347
	Howmet Aerospace Inc.	236,238	46,357
	Sherwin-Williams Co.	131,809	45,640
	TransDigm Group Inc.	33,097	43,623
	Emerson Electric Co.	330,529	43,359
	Illinois Tool Works Inc.	162,344	42,333
	Johnson Controls International plc	383,132	42,125
	Cintas Corp.	201,079	41,273
*	Fiserv Inc.	318,719	41,092
	Norfolk Southern Corp.	131,603	39,535
	CSX Corp.	1,092,382	38,790
*	PayPal Holdings Inc.	559,588	37,526
	Quanta Services Inc.	87,352	36,200
	United Parcel Service Inc. Class B	431,883	36,075
	United Rentals Inc.	37,694	35,985
	Cummins Inc.	80,901	34,170
	L3Harris Technologies Inc.	109,802	33,535
*	Axon Enterprise Inc.	43,757	31,402
	PACCAR Inc.	308,564	30,338
	FedEx Corp.	124,197	29,287
	Carrier Global Corp.	474,568	28,332
	Ferguson Enterprises Inc.	115,802	26,007
	AMETEK Inc.	135,490	25,472
	WW Grainger Inc.	26,637	25,384
	Paychex Inc.	189,127	23,974
	Vulcan Materials Co.	77,777	23,926
*	Block Inc. Class A	321,694	23,249
	Rockwell Automation Inc.	65,965	23,057
	Martin Marietta Materials Inc.	35,181	22,174
	Otis Worldwide Corp.	230,481	21,073
	Xylem Inc.	141,395	20,856
	Verisk Analytics Inc.	81,779	20,568
	Fidelity National Information Services Inc.	305,884	20,170
	Westinghouse Air Brake Technologies Corp.	100,383	20,124
*	Fair Isaac Corp.	13,377	20,019
	Ingersoll Rand Inc.	231,500	19,127
	DuPont de Nemours Inc.	243,625	18,978
	Equifax Inc.	72,247	18,534
*	Keysight Technologies Inc.	100,304	17,545
	EMCOR Group Inc.	26,162	16,993

		Shares	Market Value ($000)
	Comfort Systems USA Inc.	20,316	16,764
*	Teledyne Technologies Inc.	27,639	16,198
	Synchrony Financial	217,382	15,445
	Old Dominion Freight Line Inc.	108,934	15,336
*	Mettler-Toledo International Inc.	12,018	14,753
	Veralto Corp.	137,229	14,630
	PPG Industries Inc.	132,987	13,978
	HEICO Corp. Class A	54,581	13,868
	Dover Corp.	80,913	13,499
	Hubbell Inc. Class B	30,966	13,325
	Smurfit WestRock plc	307,936	13,109
*	Rocket Lab Corp.	266,754	12,780
	Curtiss-Wright Corp.	22,168	12,036
	Global Payments Inc.	143,009	11,881
	Packaging Corp. of America	52,531	11,448
*	Corpay Inc.	39,562	11,396
*	Trimble Inc.	134,964	11,020
*	Affirm Holdings Inc. Class A	149,603	10,933
	Snap-on Inc.	30,413	10,539
	Pentair plc	95,050	10,528
*	Bloom Energy Corp. Class A	124,444	10,524
	Jacobs Solutions Inc.	69,592	10,429
	AECOM	77,990	10,175
	FTAI Aviation Ltd.	59,788	9,976
	BWX Technologies Inc.	54,004	9,957
	Lennox International Inc.	18,494	9,790
	Expeditors International of Washington Inc.	79,157	9,704
	Fortive Corp.	196,626	9,633
	TransUnion	114,741	9,613
	Dow Inc.	417,201	9,566
	nVent Electric plc	95,228	9,393
*	Kratos Defense & Security Solutions Inc.	99,790	9,118
	RPM International Inc.	75,817	8,937
	Woodward Inc.	35,303	8,921
*	Zebra Technologies Corp. Class A	30,003	8,916
	Allegion plc	50,041	8,875
	Textron Inc.	104,953	8,867
	CH Robinson Worldwide Inc.	65,933	8,730
	Masco Corp.	122,392	8,615
*	XPO Inc.	65,802	8,506
	Carlisle Cos. Inc.	25,264	8,311
	Watsco Inc.	20,305	8,209
	ITT Inc.	45,857	8,197
	Graco Inc.	96,145	8,168
	Ball Corp.	160,572	8,096
*	MasTec Inc.	36,682	7,806
	Lincoln Electric Holdings Inc.	32,651	7,700
*	API Group Corp.	219,911	7,558
*	Builders FirstSource Inc.	61,680	7,479
*	QXO Inc.	378,375	7,212
	Booz Allen Hamilton Holding Corp.	71,367	7,133
	IDEX Corp.	43,402	7,064
	Owens Corning	49,437	6,993
*	AeroVironment Inc.	22,136	6,970
	Nordson Corp.	29,943	6,796
	Stanley Black & Decker Inc.	90,974	6,762
	Huntington Ingalls Industries Inc.	23,171	6,671
*	ATI Inc.	81,523	6,631
	Crown Holdings Inc.	67,377	6,508
*	TopBuild Corp.	16,635	6,502
	Jack Henry & Associates Inc.	43,198	6,433
	Acuity Inc.	18,196	6,267
	JB Hunt Transport Services Inc.	45,940	6,164
	WESCO International Inc.	28,573	6,043
*	Core & Main Inc. Class A	112,213	6,040
	Advanced Drainage Systems Inc.	43,135	5,983
*	Generac Holdings Inc.	34,795	5,825
*	Sterling Infrastructure Inc.	17,102	5,809
	Applied Industrial Technologies Inc.	22,196	5,794
	Donaldson Co. Inc.	69,116	5,657

		Shares	Market Value ($000)
	Regal Rexnord Corp.	39,056	5,602
*	Chart Industries Inc.	26,622	5,328
	Crane Co.	28,881	5,318
	CNH Industrial NV	483,412	5,245
*	SPX Technologies Inc.	27,879	5,207
	AptarGroup Inc.	38,736	5,177
	Tetra Tech Inc.	154,035	5,142
	HEICO Corp.	15,626	5,044
	Armstrong World Industries Inc.	25,395	4,978
	A O Smith Corp.	67,530	4,957
	MKS Inc.	39,894	4,938
	Oshkosh Corp.	37,922	4,918
*	Joby Aviation Inc.	303,831	4,904
*	Dycom Industries Inc.	16,250	4,741
*	Saia Inc.	15,757	4,717
	Watts Water Technologies Inc. Class A	16,303	4,553
	Cognex Corp.	99,934	4,527
	Valmont Industries Inc.	11,658	4,520
*	Aurora Innovation Inc. Class A	838,412	4,519
	Eagle Materials Inc.	19,324	4,503
	Zurn Elkay Water Solutions Corp.	94,912	4,464
	Toro Co.	58,123	4,429
*	Modine Manufacturing Co.	30,994	4,406
	JBT Marel Corp.	30,873	4,336
	Ryder System Inc.	22,926	4,325
	Genpact Ltd.	101,864	4,267
*	Paylocity Holding Corp.	26,415	4,207
	Allison Transmission Holdings Inc.	49,491	4,201
	Primoris Services Corp.	30,322	4,164
	Flowserve Corp.	77,865	4,138
	Simpson Manufacturing Co. Inc.	24,571	4,115
	Federal Signal Corp.	34,111	4,059
*	Fluor Corp.	95,793	4,030
	AGCO Corp.	37,345	3,999
*	Mohawk Industries Inc.	30,957	3,991
*	ExlService Holdings Inc.	90,568	3,988
	Esab Corp.	34,308	3,834
	Air Lease Corp. Class A	59,365	3,779
	AAON Inc.	40,384	3,773
	Fortune Brands Innovations Inc.	70,271	3,752
	Littelfuse Inc.	14,464	3,746
	MSA Safety Inc.	21,727	3,739
*	Gates Industrial Corp. plc	149,594	3,713
	GATX Corp.	21,139	3,695
*	Axalta Coating Systems Ltd.	127,943	3,662
	Vontier Corp.	87,115	3,656
*	Construction Partners Inc. Class A	28,526	3,623
*	Middleby Corp.	27,053	3,596
*	GXO Logistics Inc.	67,512	3,571
	Knight-Swift Transportation Holdings Inc. Class A	90,215	3,564
	Moog Inc. Class A	16,746	3,478
*	Resideo Technologies Inc.	79,581	3,436
	Graphic Packaging Holding Co.	174,286	3,411
	Installed Building Products Inc.	13,651	3,367
*	Itron Inc.	26,887	3,349
	Louisiana-Pacific Corp.	37,082	3,294
*	Trex Co. Inc.	63,593	3,286
	ESCO Technologies Inc.	15,404	3,252
*	ACI Worldwide Inc.	60,954	3,217
*	Mirion Technologies Inc. Class A	136,971	3,186
*,1	WEX Inc.	20,195	3,181
	Badger Meter Inc.	17,483	3,122
*	FTI Consulting Inc.	19,307	3,121
*	Archer Aviation Inc. Class A	324,632	3,110
	Sealed Air Corp.	86,959	3,074
	Maximus Inc.	33,251	3,038
	Ralliant Corp.	67,302	2,943
*,1	Shift4 Payments Inc. Class A	37,899	2,933
*	BILL Holdings Inc.	54,834	2,905
	Belden Inc.	23,321	2,805

		Shares	Market Value ($000)
	Enpro Inc.	12,345	2,790
	ADT Inc.	318,306	2,772
	Granite Construction Inc.	25,281	2,772
*	Kirby Corp.	33,162	2,767
	Brink's Co.	23,561	2,753
*	Spirit AeroSystems Holdings Inc. Class A	70,700	2,729
	Arcosa Inc.	28,887	2,707
	Sensata Technologies Holding plc	86,691	2,648
	UL Solutions Inc. Class A	36,911	2,616
*	Everus Construction Group Inc.	30,027	2,575
*	Knife River Corp.	33,427	2,570
	EnerSys	22,364	2,526
	Sonoco Products Co.	58,502	2,521
	Landstar System Inc.	20,506	2,513
*	Mercury Systems Inc.	31,963	2,474
	Brunswick Corp.	38,258	2,419
	Mueller Water Products Inc. Class A	93,388	2,383
	MSC Industrial Direct Co. Inc. Class A	25,824	2,379
*	OSI Systems Inc.	9,477	2,362
	CSW Industrials Inc.	9,719	2,359
	Herc Holdings Inc.	19,366	2,259
*	Verra Mobility Corp. Class A	89,532	2,211
	Leonardo DRS Inc.	48,369	2,196
	Franklin Electric Co. Inc.	22,888	2,179
	WillScot Holdings Corp.	102,399	2,162
	Silgan Holdings Inc.	50,220	2,160
	Exponent Inc.	30,473	2,117
*	IES Holdings Inc.	5,322	2,116
	Korn Ferry	30,045	2,103
*	Amentum Holdings Inc.	86,722	2,077
	Argan Inc.	7,670	2,071
	Kadant Inc.	6,945	2,067
*	Euronet Worldwide Inc.	23,257	2,042
	Otter Tail Corp.	24,623	2,018
*	Loar Holdings Inc.	25,160	2,013
	Robert Half Inc.	58,341	1,982
	Patrick Industries Inc.	18,819	1,946
	Crane NXT Co.	28,899	1,938
	Terex Corp.	37,334	1,915
	Brady Corp. Class A	24,505	1,912
	HB Fuller Co.	32,218	1,910
	VSE Corp.	11,485	1,909
*	StandardAero Inc.	69,443	1,895
*	Hayward Holdings Inc.	124,554	1,883
*	AAR Corp.	20,760	1,862
	Griffon Corp.	24,405	1,858
*	MYR Group Inc.	8,762	1,823
	AZZ Inc.	16,636	1,815
*,1	Symbotic Inc. Class A	33,405	1,801
*,1	Eos Energy Enterprises Inc.	157,584	1,795
	Matson Inc.	18,012	1,776
	Powell Industries Inc.	5,739	1,749
*	Planet Labs PBC	134,044	1,740
*	Tutor Perini Corp.	26,074	1,710
	McGrath RentCorp	14,490	1,700
*	NCR Atleos Corp.	42,755	1,681
	Boise Cascade Co.	21,660	1,675
*	GEO Group Inc.	80,899	1,658
	ABM Industries Inc.	35,597	1,642
*	Remitly Global Inc.	97,984	1,597
*	CBIZ Inc.	29,941	1,586
	REV Group Inc.	27,867	1,579
*	Huron Consulting Group Inc.	10,437	1,532
	UniFirst Corp.	9,147	1,529
	Standex International Corp.	7,145	1,514
	Western Union Co.	187,142	1,495
*	RXO Inc.	95,930	1,475
*	Karman Holdings Inc.	19,780	1,428
*	Upwork Inc.	73,533	1,366
	Trinity Industries Inc.	47,795	1,340

		Shares	Market Value ($000)
	International Seaways Inc.	28,563	1,316
	Enerpac Tool Group Corp. Class A	31,762	1,302
	EVERTEC Inc.	37,664	1,272
*	Marqeta Inc. Class A	236,849	1,251
	Atkore Inc.	19,916	1,250
*	PureCycle Technologies Inc.	93,329	1,227
*	CoreCivic Inc.	60,098	1,223
	Hub Group Inc. Class A	35,104	1,209
*	O-I Glass Inc.	90,627	1,175
*	ASGN Inc.	24,257	1,149
	Alamo Group Inc.	6,001	1,146
	TriNet Group Inc.	17,122	1,145
*	Centuri Holdings Inc.	52,430	1,110
*	Blue Bird Corp.	19,245	1,108
	Hillenbrand Inc.	40,303	1,090
*	Hillman Solutions Corp.	118,359	1,087
	Pitney Bowes Inc.	92,951	1,061
*	AvidXchange Holdings Inc.	106,455	1,059
*	Gibraltar Industries Inc.	16,686	1,048
	Helios Technologies Inc.	20,020	1,044
*	Payoneer Global Inc.	170,584	1,032
	ManpowerGroup Inc.	26,875	1,019
*	Legalzoom.com Inc.	97,843	1,016
*,1	Enovix Corp.	101,324	1,010
*	Masterbrand Inc.	76,727	1,010
	ICF International Inc.	10,701	993
	Insperity Inc.	19,829	976
	Lindsay Corp.	6,789	954
	Albany International Corp. Class A	17,685	943
	Bel Fuse Inc. Class B	6,560	925
	Tennant Co.	11,399	924
*	CECO Environmental Corp.	17,471	895
	Napco Security Technologies Inc.	20,789	893
	Werner Enterprises Inc.	33,824	890
	ArcBest Corp.	12,744	890
*	Flywire Corp.	65,736	890
*	DXP Enterprises Inc.	7,285	867
	Greif Inc. Class A	14,321	856
	Kennametal Inc.	40,843	855
*	Astronics Corp.	18,562	847
	Greenbrier Cos. Inc.	18,227	842
*	Donnelley Financial Solutions Inc.	16,200	833
*	Ducommun Inc.	8,441	811
	Alight Inc. Class A	243,694	794
	TriMas Corp.	20,501	792
*	Janus International Group Inc.	80,240	792
*	Sezzle Inc.	9,946	791
*	Willdan Group Inc.	8,078	781
	United States Lime & Minerals Inc.	5,813	765
	CRA International Inc.	3,597	750
*	Paymentus Holdings Inc. Class A	24,260	742
	Perella Weinberg Partners Class A	33,592	716
*	V2X Inc.	12,163	707
*	Vicor Corp.	14,228	707
*	First Advantage Corp.	44,825	690
*	Proto Labs Inc.	13,663	684
	Barrett Business Services Inc.	14,856	658
*	Evolv Technologies Holdings Inc.	87,062	657
*	Cimpress plc	10,350	652
	Astec Industries Inc.	13,283	639
*,1	Intuitive Machines Inc. Class A	59,808	629
	Cadre Holdings Inc.	17,181	627
*	Amprius Technologies Inc.	59,596	627
*	Limbach Holdings Inc.	6,341	616
*	BrightView Holdings Inc.	43,737	586
	Heidrick & Struggles International Inc.	11,672	581
	Gorman-Rupp Co.	12,400	575
	Deluxe Corp.	28,469	551
*	Montrose Environmental Group Inc.	19,918	547
*	American Woodmark Corp.	7,867	525

		Shares	Market Value ($000)
	Schneider National Inc. Class B	24,564	520
*	Thermon Group Holdings Inc.	19,371	518
	Apogee Enterprises Inc.	11,862	517
*	Energy Recovery Inc.	31,443	485
*	Power Solutions International Inc.	4,782	470
*	Legence Corp. Class A	14,612	450
*	Great Lakes Dredge & Dock Corp.	37,383	448
*	Forward Air Corp.	17,444	447
	Douglas Dynamics Inc.	13,865	433
	Allient Inc.	9,444	423
*	Transcat Inc.	5,740	420
	Insteel Industries Inc.	10,851	416
*	I3 Verticals Inc. Class A	12,808	416
	Quanex Building Products Corp.	28,374	403
*	CompoSecure Inc. Class A	19,211	400
*	Green Dot Corp. Class A	29,098	391
	LSI Industries Inc.	16,459	389
*	Cantaloupe Inc.	36,293	384
*	Firefly Aerospace Inc.	12,796	375
*	Bowman Consulting Group Ltd.	8,779	372
*,1	Microvast Holdings Inc.	95,354	367
*	Aspen Aerogels Inc.	52,096	363
	Marten Transport Ltd.	33,456	357
*	BlueLinx Holdings Inc.	4,788	350
	Kforce Inc.	11,689	350
*	Graham Corp.	6,141	337
	National Presto Industries Inc.	2,981	334
*	BlackSky Technology Inc. Class A	16,466	332
*	Lightbridge Corp.	15,465	328
	Myers Industries Inc.	18,925	321
	Vestis Corp.	70,694	320
*,1	Redwire Corp.	34,477	310
	Preformed Line Products Co.	1,550	304
	FTAI Infrastructure Inc.	68,496	299
*	CryoPort Inc.	28,888	274
*	Cross Country Healthcare Inc.	19,178	272
	Miller Industries Inc.	6,700	271
*	Performant Healthcare Inc.	34,940	270
	Cass Information Systems Inc.	6,831	269
*	JELD-WEN Holding Inc.	53,779	264
	Ennis Inc.	13,575	248
	Columbus McKinnon Corp.	17,002	244
*	Hudson Technologies Inc.	24,429	243
	Park Aerospace Corp.	11,793	240
*	LightPath Technologies Inc. Class A	30,132	239
*	Repay Holdings Corp. Class A	45,790	239
*	Conduent Inc.	85,066	238
	Mesa Laboratories Inc.	3,518	236
*	3D Systems Corp.	80,934	235
	Kelly Services Inc. Class A	17,501	230
*,1	Voyager Technologies Inc. Class A	7,673	228
	Luxfer Holdings plc	15,807	220
	Wabash National Corp.	21,024	207
*	Eve Holding Inc.	54,216	207
*	Byrna Technologies Inc.	9,277	206
	Heartland Express Inc.	23,569	198
*,1	CEA Industries Inc.	25,381	198
*,1	TSS Inc.	10,875	197
	Hyster-Yale Inc.	5,323	196
*	International Money Express Inc.	13,802	193
*	Custom Truck One Source Inc.	29,740	191
*	Vishay Precision Group Inc.	5,860	188
*	Titan International Inc.	24,716	187
	Willis Lease Finance Corp.	1,364	187
*	Distribution Solutions Group Inc.	6,200	186
*	Titan Machinery Inc.	10,970	184
*	Babcock & Wilcox Enterprises Inc.	62,625	182
*	TaskUS Inc. Class A	9,989	178
*	L B Foster Co. Class A	6,452	174
	Information Services Group Inc.	29,685	171

		Shares	Market Value ($000)
*,1	Richtech Robotics Inc. Class B	39,973	171
*	Orion Group Holdings Inc.	20,493	170
*	Atlanticus Holdings Corp.	2,887	169
*	Strata Critical Medical Inc.	32,828	166
*	Hyliion Holdings Corp.	83,600	165
*,1	Spire Global Inc.	14,787	163
*	AerSale Corp.	19,557	160
*	Pattern Group Inc. Class A	11,700	160
*	Manitowoc Co. Inc.	15,878	159
	Covenant Logistics Group Inc. Class A	7,205	156
*	ZipRecruiter Inc. Class A	36,708	155
*	Resolute Holdings Management Inc.	2,074	150
	Park-Ohio Holdings Corp.	7,030	149
	Quad/Graphics Inc.	22,982	144
*,1	Palladyne AI Corp.	16,506	142
*	Target Hospitality Corp.	16,505	140
*,1	Virgin Galactic Holdings Inc.	35,890	139
*	Franklin Covey Co.	6,945	135
	Karat Packaging Inc.	4,874	123
	EVI Industries Inc.	3,846	122
*	Ranpak Holdings Corp. Class A	21,553	121
*	TrueBlue Inc.	19,732	121
*	AIRO Group Holdings Inc.	6,295	121
*	Frequency Electronics Inc.	3,546	120
*	Radiant Logistics Inc.	20,210	119
*	Mayville Engineering Co. Inc.	8,494	117
	Resources Connection Inc.	22,291	113
*	Innovative Solutions & Support Inc.	8,643	108
	Alta Equipment Group Inc.	14,800	107
*,1	Sky Harbour Group Corp. Class A	10,867	107
*	Satellogic Inc. Class A	32,518	107
*	FreightCar America Inc.	10,256	100
*	Forrester Research Inc.	9,338	99
*	Paysign Inc.	15,438	97
*	Tecogen Inc.	11,037	97
*	Research Solutions Inc.	25,126	94
*	Priority Technology Holdings Inc.	13,539	93
*	Proficient Auto Logistics Inc.	13,115	90
*	Hurco Cos. Inc.	5,051	88
*	M-Tron Industries Inc.	1,581	88
	Kronos Worldwide Inc.	14,677	84
	Greif Inc. Class B	1,357	84
	Universal Logistics Holdings Inc.	3,546	83
	Concrete Pumping Holdings Inc.	11,630	82
*	Core Molding Technologies Inc.	3,736	77
*	Gencor Industries Inc.	5,230	77
*	Smith-Midland Corp.	2,056	76
*	Mistras Group Inc.	7,495	74
*	SoundThinking Inc.	6,113	74
	Twin Disc Inc.	5,130	72
*,1	AmpliTech Group Inc.	18,519	72
*	DHI Group Inc.	25,512	71
*	BGSF Inc.	9,700	69
*	SKYX Platforms Corp.	60,000	67
*	Fuel Tech Inc.	20,661	62
	Eastern Co.	2,595	61
*	AirJoule Technologies Corp.	12,411	58
	Espey Manufacturing & Electronics Corp.	1,441	57
*	CPI Card Group Inc.	3,680	56
*	Taylor Devices Inc.	1,129	55
*	Acacia Research Corp.	16,538	54
*	Broadwind Inc.	22,812	48
*,1	Wrap Technologies Inc.	21,600	47
*	Commercial Vehicle Group Inc.	26,700	45
*	Ultralife Corp.	6,533	45
	HireQuest Inc.	4,700	45
*	TTEC Holdings Inc.	13,047	44
*	PAMT Corp.	2,804	32
*	INNOVATE Corp.	4,105	20
*	374Water Inc.	29,251	8

		Shares	Market Value ($000)
*	Hydrofarm Holdings Group Inc.	2,418	8
			4,606,476
Real Estate (1.5%)
	Welltower Inc.	392,487	69,918
	Prologis Inc.	542,153	62,087
	American Tower Corp.	274,628	52,816
	Equinix Inc.	57,358	44,925
	Digital Realty Trust Inc.	200,475	34,658
	Simon Property Group Inc.	181,925	34,142
	Realty Income Corp.	535,789	32,571
*	CBRE Group Inc. Class A	175,206	27,605
	Public Storage	92,495	26,717
	Crown Castle Inc.	253,289	24,440
*	CoStar Group Inc.	248,231	20,943
	VICI Properties Inc. Class A	622,828	20,310
	Ventas Inc.	265,416	18,576
	Extra Space Storage Inc.	125,139	17,637
	Iron Mountain Inc.	172,853	17,621
	AvalonBay Communities Inc.	83,840	16,195
	Equity Residential	213,657	13,830
	SBA Communications Corp.	62,815	12,145
	Weyerhaeuser Co.	419,844	10,408
	Essex Property Trust Inc.	38,003	10,172
	Invitation Homes Inc.	342,297	10,040
	Mid-America Apartment Communities Inc.	68,273	9,540
	Sun Communities Inc.	73,133	9,434
	WP Carey Inc.	128,576	8,688
	Kimco Realty Corp.	396,717	8,668
	Alexandria Real Estate Equities Inc.	101,929	8,495
*	Zillow Group Inc. Class C	106,743	8,225
*	Jones Lang LaSalle Inc.	26,503	7,905
	Regency Centers Corp.	107,146	7,811
	Healthpeak Properties Inc.	404,740	7,751
	Omega Healthcare Investors Inc.	173,490	7,325
	Gaming & Leisure Properties Inc.	157,093	7,322
	UDR Inc.	194,898	7,262
	BXP Inc.	93,100	6,921
	Host Hotels & Resorts Inc.	398,927	6,790
	Camden Property Trust	62,559	6,680
	Equity LifeStyle Properties Inc.	102,488	6,221
	American Homes 4 Rent Class A	184,783	6,144
	Lamar Advertising Co. Class A	50,189	6,144
	Rexford Industrial Realty Inc.	135,870	5,586
	CubeSmart	135,054	5,491
	EastGroup Properties Inc.	31,229	5,286
	Federal Realty Investment Trust	49,713	5,036
	Brixmor Property Group Inc.	177,772	4,921
	NNN REIT Inc.	111,528	4,748
	Agree Realty Corp.	65,649	4,664
	CareTrust REIT Inc.	130,826	4,537
	American Healthcare REIT Inc.	99,495	4,180
	Vornado Realty Trust	101,534	4,115
	First Industrial Realty Trust Inc.	78,490	4,040
	STAG Industrial Inc.	109,491	3,864
	Healthcare Realty Trust Inc. Class A	206,230	3,718
	Essential Properties Realty Trust Inc.	115,591	3,440
	Terreno Realty Corp.	60,002	3,405
	Ryman Hospitality Properties Inc.	34,983	3,134
	Kilroy Realty Corp.	70,336	2,972
*,1	Opendoor Technologies Inc.	369,793	2,947
	Cousins Properties Inc.	98,955	2,864
	Kite Realty Group Trust	127,631	2,846
	Macerich Co.	149,270	2,717
	Sabra Health Care REIT Inc.	141,307	2,634
	SL Green Realty Corp.	42,166	2,522
	EPR Properties	43,180	2,505
	Phillips Edison & Co. Inc.	72,425	2,486
*	Compass Inc. Class A	308,907	2,481
	Millrose Properties Inc.	71,885	2,416

		Shares	Market Value ($000)
	Rayonier Inc.	90,110	2,392
	HA Sustainable Infrastructure Capital Inc.	72,957	2,240
	Independence Realty Trust Inc.	135,671	2,224
*	Cushman & Wakefield plc	135,253	2,153
	Tanger Inc.	63,391	2,145
	National Health Investors Inc.	26,626	2,117
	Americold Realty Trust Inc.	170,072	2,082
	Highwoods Properties Inc.	64,385	2,049
	COPT Defense Properties	65,648	1,908
	Broadstone Net Lease Inc.	105,569	1,886
	PotlatchDeltic Corp.	44,713	1,822
*	Zillow Group Inc. Class A	24,054	1,791
	Lineage Inc.	41,244	1,594
	Urban Edge Properties	77,411	1,585
	Newmark Group Inc. Class A	83,267	1,553
	Outfront Media Inc.	83,750	1,534
	LXP Industrial Trust	171,078	1,533
	Acadia Realty Trust	74,802	1,507
	Four Corners Property Trust Inc.	60,445	1,475
	Douglas Emmett Inc.	91,606	1,426
	Apple Hospitality REIT Inc.	117,423	1,410
[1]	Medical Properties Trust Inc.	269,350	1,366
*	Howard Hughes Holdings Inc.	16,351	1,344
	National Storage Affiliates Trust	42,318	1,279
	InvenTrust Properties Corp.	43,823	1,254
	DigitalBridge Group Inc.	106,501	1,246
	St. Joe Co.	23,476	1,162
	Park Hotels & Resorts Inc.	103,734	1,149
	Sunstone Hotel Investors Inc.	115,058	1,078
	Global Net Lease Inc.	127,197	1,034
	NETSTREIT Corp.	55,904	1,010
	Curbline Properties Corp.	43,841	978
	DiamondRock Hospitality Co.	117,653	936
	LTC Properties Inc.	24,775	913
	Getty Realty Corp.	33,320	894
	Elme Communities	52,814	890
	Innovative Industrial Properties Inc.	16,463	882
	JBG SMITH Properties	37,755	840
	Pebblebrook Hotel Trust	72,856	830
	Sila Realty Trust Inc.	31,370	787
	Alexander & Baldwin Inc.	43,062	783
	Xenia Hotels & Resorts Inc.	55,627	763
	Piedmont Realty Trust Inc.	79,829	718
*	Paramount Group Inc.	109,537	716
	Apartment Investment & Management Co. Class A	85,801	680
	UMH Properties Inc.	44,503	661
	Veris Residential Inc.	43,005	654
	Empire State Realty Trust Inc. Class A	84,242	645
	RLJ Lodging Trust	89,334	643
*	Hudson Pacific Properties Inc.	231,670	639
	Centerspace	10,400	613
*	Anywhere Real Estate Inc.	57,497	609
	Diversified Healthcare Trust	135,185	596
	Easterly Government Properties Inc. Class A	25,217	578
	American Assets Trust Inc.	28,063	570
	Smartstop Self Storage REIT Inc.	15,081	568
	eXp World Holdings Inc.	51,247	546
	Kennedy-Wilson Holdings Inc.	60,126	500
	Plymouth Industrial REIT Inc.	21,709	485
	NexPoint Residential Trust Inc.	14,338	462
	Marcus & Millichap Inc.	15,657	460
	Brandywine Realty Trust	109,789	458
	Gladstone Commercial Corp.	28,553	352
	Whitestone REIT	28,407	349
	Summit Hotel Properties Inc.	63,207	347
	Armada Hoffler Properties Inc.	48,374	339
	CBL & Associates Properties Inc.	10,853	332
	Peakstone Realty Trust	23,900	314
	Service Properties Trust	109,016	295
	NET Lease Office Properties	9,912	294

		Shares	Market Value ($000)
	Community Healthcare Trust Inc.	18,947	290
*	Forestar Group Inc.	10,316	274
	Saul Centers Inc.	8,462	270
	Farmland Partners Inc.	24,578	267
	Universal Health Realty Income Trust	6,652	261
	Alexander's Inc.	1,097	257
	CTO Realty Growth Inc.	15,777	257
*	Tejon Ranch Co.	14,680	235
	Global Medical REIT Inc.	6,905	233
	SITE Centers Corp.	25,027	225
	One Liberty Properties Inc.	9,388	208
	Postal Realty Trust Inc. Class A	12,803	201
	Gladstone Land Corp.	21,191	194
	Chatham Lodging Trust	27,755	186
	Industrial Logistics Properties Trust	29,643	173
*	FRP Holdings Inc.	6,856	167
	City Office REIT Inc.	23,669	165
	RMR Group Inc. Class A	10,425	164
*	Douglas Elliman Inc.	53,336	153
*	Sotherly Hotels Inc.	172,054	139
*	Seritage Growth Properties Class A	31,500	134
	FrontView REIT Inc.	9,289	127
*	Maui Land & Pineapple Co. Inc.	6,499	121
	Orion Properties Inc.	42,982	116
	Braemar Hotels & Resorts Inc.	41,700	114
	Modiv Industrial Inc. Class C	7,600	111
	Alpine Income Property Trust Inc.	7,700	109
*	Seaport Entertainment Group Inc.	4,483	103
	BRT Apartments Corp.	5,582	87
*	Stratus Properties Inc.	3,856	82
	Franklin Street Properties Corp.	50,715	81
	Strawberry Fields REIT Inc.	6,329	78
*	RE/MAX Holdings Inc. Class A	7,682	72
*	Star Holdings	8,489	70
*	Ashford Hospitality Trust Inc.	11,483	68
*	AMREP Corp.	2,786	67
	Global Self Storage Inc.	10,820	54
*,1	Offerpad Solutions Inc.	10,420	43
*,1	reAlpha Tech Corp.	51,724	40
	Bluerock Homes Trust Inc.	2,589	31
*	Altisource Portfolio Solutions SA	1,144	13
*,2	Spirit MTA REIT	44,200	4
*,2	Equity Commonwealth	61,932	—
			894,948
Technology (23.4%)
	NVIDIA Corp.	13,547,373	2,527,669
	Microsoft Corp.	4,362,407	2,259,509
	Apple Inc.	8,709,062	2,217,588
	Meta Platforms Inc. Class A	1,272,694	934,641
	Broadcom Inc.	2,760,004	910,553
	Alphabet Inc. Class A	3,414,146	829,979
	Alphabet Inc. Class C	2,707,705	659,462
	Oracle Corp.	988,681	278,057
*	Palantir Technologies Inc. Class A	1,267,210	231,164
	International Business Machines Corp.	546,532	154,209
*	Advanced Micro Devices Inc.	951,470	153,938
	Salesforce Inc.	532,422	126,184
*	ServiceNow Inc.	121,851	112,137
	Intuit Inc.	163,586	111,715
	Micron Technology Inc.	656,154	109,788
	QUALCOMM Inc.	632,997	105,305
*	AppLovin Corp. Class A	144,331	103,708
	Lam Research Corp.	741,688	99,312
	Texas Instruments Inc.	533,394	98,000
	Applied Materials Inc.	467,074	95,629
	Amphenol Corp. Class A	714,870	88,465
*	Adobe Inc.	248,704	87,730
	KLA Corp.	77,316	83,393
*	Palo Alto Networks Inc.	391,656	79,749

		Shares	Market Value ($000)
*	Intel Corp.	2,318,302	77,779
	Analog Devices Inc.	288,356	70,849
*	Crowdstrike Holdings Inc. Class A	138,663	67,998
*	Cadence Design Systems Inc.	160,032	56,213
*	DoorDash Inc. Class A	198,921	54,105
*	Synopsys Inc.	108,669	53,616
*	Strategy Inc.	155,088	49,971
	Marvell Technology Inc.	506,193	42,556
*	Autodesk Inc.	125,635	39,910
*	Snowflake Inc. Class A	176,267	39,757
	TE Connectivity plc	173,353	38,056
*	Cloudflare Inc. Class A	174,367	37,417
	Corning Inc.	452,687	37,134
	Vertiv Holdings Co. Class A	223,982	33,790
*	Fortinet Inc.	382,093	32,126
	Roper Technologies Inc.	63,164	31,499
*	Workday Inc. Class A	127,247	30,632
	Seagate Technology Holdings plc	124,740	29,446
*	Datadog Inc. Class A	189,521	26,988
	Dell Technologies Inc. Class C	179,290	25,418
	Monolithic Power Systems Inc.	26,670	24,553
	Western Digital Corp.	203,376	24,417
	Microchip Technology Inc.	314,657	20,207
	Cognizant Technology Solutions Corp. Class A	285,880	19,174
	Hewlett Packard Enterprise Co.	768,251	18,868
*	Zscaler Inc.	59,071	17,701
*	Reddit Inc. Class A	71,018	16,333
*	Atlassian Corp. Class A	96,671	15,438
*	Pure Storage Inc. Class A	183,236	15,357
*	Astera Labs Inc.	77,980	15,268
	HP Inc.	554,671	15,104
*	Super Micro Computer Inc.	297,281	14,252
	Leidos Holdings Inc.	75,058	14,183
*	PTC Inc.	69,289	14,067
*	MongoDB Inc.	45,017	13,972
	NetApp Inc.	116,802	13,836
	VeriSign Inc.	49,466	13,829
*	HubSpot Inc.	29,151	13,637
*	Tyler Technologies Inc.	25,507	13,344
	Jabil Inc.	59,521	12,926
	Teradyne Inc.	93,797	12,910
*	Credo Technology Group Holding Ltd.	85,515	12,452
	CDW Corp.	77,329	12,317
*	ON Semiconductor Corp.	238,657	11,768
*	Zoom Communications Inc.	141,348	11,661
*	Guidewire Software Inc.	49,655	11,414
*	GoDaddy Inc. Class A	80,811	11,057
*	Gartner Inc.	41,968	11,032
*	Nutanix Inc. Class A	147,997	11,010
*	F5 Inc.	33,945	10,971
*	Pinterest Inc. Class A	336,253	10,817
	SS&C Technologies Holdings Inc.	120,377	10,685
*	Toast Inc. Class A	286,181	10,448
*	Coherent Corp.	92,166	9,928
*	Sandisk Corp.	81,868	9,186
*	IonQ Inc.	149,096	9,169
*	Okta Inc.	99,322	9,108
	Gen Digital Inc.	318,259	9,035
*	Docusign Inc.	119,522	8,616
*	Dynatrace Inc.	177,464	8,598
	Entegris Inc.	89,493	8,275
*	Twilio Inc. Class A	80,573	8,065
*	Fabrinet	21,081	7,687
*	Unity Software Inc.	187,249	7,497
*	Manhattan Associates Inc.	35,127	7,200
	TD SYNNEX Corp.	43,940	7,195
	Skyworks Solutions Inc.	86,768	6,679
*	Rambus Inc.	63,290	6,595
*	CACI International Inc. Class A	13,025	6,497
	Paycom Software Inc.	30,771	6,405

		Shares	Market Value ($000)
*	Akamai Technologies Inc.	82,777	6,271
*	Dayforce Inc.	89,041	6,134
*	Samsara Inc. Class A	159,280	5,933
*	Lattice Semiconductor Corp.	80,390	5,894
*	Rubrik Inc. Class A	69,630	5,727
*	Rigetti Computing Inc.	182,033	5,423
	Match Group Inc.	142,373	5,029
*	Qorvo Inc.	54,795	4,991
*	Commvault Systems Inc.	26,389	4,982
*	Snap Inc. Class A	637,820	4,918
*	Procore Technologies Inc.	66,464	4,847
*	EPAM Systems Inc.	31,318	4,722
*,1	D-Wave Quantum Inc.	190,114	4,698
*	MACOM Technology Solutions Holdings Inc.	37,473	4,665
*	Life360 Inc.	43,607	4,635
*	Elastic NV	53,180	4,493
	Bentley Systems Inc. Class B	86,598	4,458
*	Maplebear Inc.	116,719	4,291
*	Kyndryl Holdings Inc.	136,869	4,110
	Universal Display Corp.	26,633	3,825
*	Cirrus Logic Inc.	30,489	3,820
	Advanced Energy Industries Inc.	22,087	3,758
*	SiTime Corp.	12,337	3,717
*	Onto Innovation Inc.	28,715	3,711
*	Semtech Corp.	51,533	3,682
*	Arrow Electronics Inc.	30,098	3,642
	KBR Inc.	76,252	3,606
*	Varonis Systems Inc.	62,719	3,604
*	Gitlab Inc. Class A	77,451	3,492
*	Sanmina Corp.	30,104	3,465
*,1	SoundHound AI Inc. Class A	210,868	3,391
*	Appfolio Inc. Class A	12,147	3,348
*	SentinelOne Inc. Class A	189,182	3,332
*	TTM Technologies Inc.	57,688	3,323
*	Dropbox Inc. Class A	108,381	3,274
	Pegasystems Inc.	55,038	3,165
*	CCC Intelligent Solutions Holdings Inc.	347,367	3,165
*	UiPath Inc. Class A	233,066	3,118
*	Confluent Inc. Class A	153,767	3,045
*	Applied Digital Corp.	131,459	3,016
*	ServiceTitan Inc. Class A	29,718	2,996
*,1	Core Scientific Inc.	163,202	2,928
*	Qualys Inc.	21,366	2,827
*	Impinj Inc.	15,443	2,791
*	CoreWeave Inc. Class A	20,294	2,777
	Science Applications International Corp.	27,741	2,757
*	Box Inc. Class A	81,952	2,645
*	Parsons Corp.	31,482	2,611
	Dolby Laboratories Inc. Class A	35,944	2,601
*	JFrog Ltd.	54,835	2,595
	Avnet Inc.	49,012	2,562
*	Q2 Holdings Inc.	35,123	2,543
*	Workiva Inc. Class A	29,251	2,518
*	Silicon Laboratories Inc.	18,479	2,423
*	SPS Commerce Inc.	22,319	2,324
*	Cleanspark Inc.	158,052	2,292
*	Plexus Corp.	15,521	2,246
*	Cipher Mining Inc.	174,602	2,198
*	Tenable Holdings Inc.	73,471	2,142
*	Novanta Inc.	21,320	2,135
*	Zeta Global Holdings Corp. Class A	106,453	2,115
*	Insight Enterprises Inc.	18,516	2,100
*	Allegro MicroSystems Inc.	70,540	2,060
	Amkor Technology Inc.	72,260	2,052
*	Terawulf Inc.	175,101	2,000
*	Ambarella Inc.	23,727	1,958
*	Hut 8 Corp.	56,232	1,957
*	Klaviyo Inc. Class A	69,473	1,924
*	Blackbaud Inc.	28,826	1,854
*	Axcelis Technologies Inc.	18,873	1,843

		Shares	Market Value ($000)
*	Magnite Inc.	84,481	1,840
	Clear Secure Inc. Class A	53,597	1,789
*	BlackLine Inc.	33,207	1,763
*	Cargurus Inc. Class A	46,981	1,749
*	ZoomInfo Technologies Inc. Class A	151,736	1,655
*	FormFactor Inc.	44,872	1,634
*	nCino Inc.	60,218	1,633
*	Freshworks Inc. Class A	134,065	1,578
*	Agilysys Inc.	14,799	1,558
*	Informatica Inc. Class A	62,390	1,550
*	Alarm.com Holdings Inc.	28,808	1,529
*	Synaptics Inc.	21,845	1,493
*,1	Trump Media & Technology Group Corp.	90,210	1,481
*,1	Quantum Computing Inc.	80,401	1,480
	Concentrix Corp.	31,678	1,462
*,1	BigBear.ai Holdings Inc.	219,804	1,433
*	DXC Technology Co.	105,066	1,432
*,1	Innodata Inc.	18,303	1,411
*	Diodes Inc.	26,240	1,396
*	Xometry Inc. Class A	25,411	1,384
*	DigitalOcean Holdings Inc.	40,268	1,376
*	AvePoint Inc.	90,469	1,358
	Power Integrations Inc.	33,713	1,356
*	Intapp Inc.	33,092	1,353
*	RingCentral Inc. Class A	47,540	1,347
*	IAC Inc.	39,511	1,346
*	C3.ai Inc. Class A	72,353	1,255
*	Braze Inc. Class A	43,249	1,230
*	ACM Research Inc. Class A	30,145	1,180
*	Progress Software Corp.	26,244	1,153
	Vishay Intertechnology Inc.	75,188	1,150
*	Teradata Corp.	51,249	1,102
	ePlus Inc.	15,514	1,102
*	NetScout Systems Inc.	42,491	1,098
*	IPG Photonics Corp.	13,631	1,079
	CSG Systems International Inc.	16,632	1,071
	Adeia Inc.	63,646	1,069
*	Yelp Inc. Class A	34,166	1,066
*	Veeco Instruments Inc.	35,042	1,066
*	Five9 Inc.	42,789	1,036
*	Vertex Inc. Class A	41,426	1,027
*	LiveRamp Holdings Inc.	37,462	1,017
*	NCR Voyix Corp.	79,101	993
*	PAR Technology Corp.	24,593	973
*	DoubleVerify Holdings Inc.	80,985	970
*	Ziff Davis Inc.	23,880	910
*	Alkami Technology Inc.	35,967	893
*	PagerDuty Inc.	52,784	872
*	Onestream Inc. Class A	46,990	866
*	Rogers Corp.	10,654	857
*	Ouster Inc.	30,936	837
*	Diebold Nixdorf Inc.	14,387	821
*	Penguin Solutions Inc.	30,223	794
	Benchmark Electronics Inc.	20,539	792
*	Appian Corp. Class A	25,655	784
	A10 Networks Inc.	43,114	783
*	nLight Inc.	26,189	776
*	Verint Systems Inc.	37,743	764
*	Photronics Inc.	32,744	751
*	SailPoint Inc.	33,987	750
*	Schrodinger Inc.	37,323	749
*	Figure Technology Solutions Inc. Class A	20,514	746
	CTS Corp.	18,505	739
*	MaxLinear Inc. Class A	45,564	733
*	Navitas Semiconductor Corp. Class A	101,436	732
*	Asana Inc. Class A	52,246	698
*	Ultra Clean Holdings Inc.	25,486	695
*	Rapid7 Inc.	36,950	693
*	Fastly Inc. Class A	79,756	682
*	Vimeo Inc.	85,713	664

		Shares	Market Value ($000)
*	Netskope Inc. Class A	28,107	639
*	NextNav Inc.	42,111	602
*	PROS Holdings Inc.	25,387	582
*	Sprinklr Inc. Class A	73,445	567
*	Cohu Inc.	27,302	555
*	Daktronics Inc.	25,715	538
*	Amplitude Inc. Class A	50,190	538
*	Jamf Holding Corp.	49,955	535
*	Yext Inc.	58,898	502
*	PDF Solutions Inc.	18,989	490
*,1	Aehr Test Systems	16,243	489
*	Blend Labs Inc. Class A	130,700	477
*	ScanSource Inc.	10,321	454
	PC Connection Inc.	6,795	421
*	Kimball Electronics Inc.	13,929	416
*	NIQ Global Intelligence plc	26,333	413
*,1	Rumble Inc.	54,595	395
*,1	indie Semiconductor Inc. Class A	96,702	394
*	Sprout Social Inc. Class A	30,332	392
*	Alpha & Omega Semiconductor Ltd.	13,911	389
*	Digital Turbine Inc.	59,344	380
*	Powerfleet Inc.	70,706	371
*	Ichor Holdings Ltd.	20,918	366
*	Angi Inc. Class A	22,456	365
	OneSpan Inc.	22,719	361
*	EverQuote Inc. Class A	15,668	358
*	N-able Inc.	45,816	357
*	Via Transportation Inc. Class A	7,374	355
*	CEVA Inc.	13,214	349
	Red Violet Inc.	6,626	346
	Climb Global Solutions Inc.	2,562	345
*	Meridianlink Inc.	17,063	340
*	Consensus Cloud Solutions Inc.	11,103	326
*	SkyWater Technology Inc.	17,318	323
*,1	Serve Robotics Inc.	26,892	313
*	Groupon Inc.	13,144	307
*	Grid Dynamics Holdings Inc.	39,107	302
	Hackett Group Inc.	15,802	300
*	Ibotta Inc. Class A	10,639	296
	Shutterstock Inc.	13,995	292
*	Grindr Inc.	18,415	277
*	Domo Inc. Class B	17,082	271
*	Bumble Inc. Class A	44,421	271
*	Nextdoor Holdings Inc.	127,537	267
*	Cerence Inc.	21,274	265
*	Mitek Systems Inc.	26,629	260
*	Bandwidth Inc. Class A	15,236	254
*	Weave Communications Inc.	37,966	254
	Xerox Holdings Corp.	66,559	250
*	MicroVision Inc.	194,388	241
*	Kopin Corp.	94,090	229
*	NerdWallet Inc. Class A	20,606	222
*	Backblaze Inc. Class A	23,692	220
*	SEMrush Holdings Inc. Class A	30,443	216
*	Commerce.com Inc.	42,020	210
*	Aeva Technologies Inc.	14,126	205
*	PubMatic Inc. Class A	23,701	196
*	Telos Corp.	26,951	184
*	Veritone Inc.	36,555	176
	NVE Corp.	2,507	164
*	MediaAlpha Inc. Class A	14,133	161
*	Simulations Plus Inc.	10,335	156
*	Rekor Systems Inc.	97,266	153
*	Arteris Inc.	15,000	152
*	AXT Inc.	32,600	146
*,1	Getty Images Holdings Inc.	73,000	145
*	Blaize Holdings Inc.	40,155	139
*	Unisys Corp.	34,118	133
*	Rimini Street Inc.	27,624	129
*	CoreCard Corp.	4,500	121

		Shares	Market Value ($000)
*	BTCS Inc.	24,946	121
	Methode Electronics Inc.	15,661	118
*	eGain Corp.	13,416	117
*	CS Disco Inc.	18,036	117
*	Digimarc Corp.	11,500	112
*	Asure Software Inc.	13,700	112
*,1	KULR Technology Group Inc.	26,683	111
	Immersion Corp.	14,956	110
*	SmartRent Inc. Class A	74,376	105
*,1	Quantum Corp.	10,190	101
*	ON24 Inc.	16,973	97
*	Arena Group Holdings Inc.	17,515	96
*	Kaltura Inc.	61,000	88
*	Eventbrite Inc. Class A	34,474	87
*	Tucows Inc. Class A	4,602	85
[1]	ReposiTrak Inc.	5,533	82
*	QuickLogic Corp.	13,345	81
*	Viant Technology Inc. Class A	9,217	80
*,1	Ambiq Micro Inc.	2,643	79
*	Everspin Technologies Inc.	8,413	78
*	Amtech Systems Inc.	8,117	75
*	Rackspace Technology Inc.	51,747	73
*,1	Atomera Inc.	16,254	72
*	One Stop Systems Inc.	13,489	72
*	Identiv Inc.	20,719	71
*	Airship AI Holdings Inc.	13,787	71
*	Intellicheck Inc.	13,322	69
	Richardson Electronics Ltd.	7,000	69
*	AudioEye Inc.	4,937	68
*	TrueCar Inc.	36,324	67
*	Thumzup Media Corp.	12,542	63
*	1stdibs.com Inc.	23,800	62
*	Synchronoss Technologies Inc.	8,956	54
*	Inuvo Inc.	14,404	51
*	Upland Software Inc.	21,208	50
*	Duos Technologies Group Inc.	6,727	50
*,1	Aeluma Inc.	3,117	50
*	inTEST Corp.	6,257	49
*	Expensify Inc. Class A	26,560	49
*	VirnetX Holding Corp.	2,607	45
	CSP Inc.	3,721	43
*	WM Technology Inc.	33,917	39
*,1	Stubhub Holdings Inc. Class A	2,343	39
*	Whitefiber Inc.	1,369	37
*	GSI Technology Inc.	9,342	34
*	BuzzFeed Inc. Class A	19,525	33
*,1	Vivid Seats Inc. Class A	1,763	29
*	comScore Inc.	2,920	26
*	AstroNova Inc.	2,465	25
*,1	Wolfspeed Inc. (XNYS)	860	25
*,1	LivePerson Inc.	40,689	24
*,1	FiscalNote Holdings Inc.	5,282	24
*,1	Wolfspeed Inc.	102,891	16
*	Beachbody Co. Inc.	1,936	11
*,2	Pivotal Software Inc.	71,705	—
			14,289,004
Telecommunications (1.2%)
	Cisco Systems Inc.	2,091,911	143,129
	AT&T Inc.	4,194,785	118,461
	Verizon Communications Inc.	2,228,476	97,942
*	Arista Networks Inc.	590,592	86,055
	Comcast Corp. Class A	2,160,070	67,869
	T-Mobile US Inc.	264,450	63,304
	Motorola Solutions Inc.	97,686	44,671
*	Charter Communications Inc. Class A	51,939	14,289
*	Ciena Corp.	81,802	11,916
*	Roku Inc.	76,524	7,662
*	Lumentum Holdings Inc.	39,230	6,383
*	EchoStar Corp. Class A	78,034	5,959

		Shares	Market Value ($000)
*	AST SpaceMobile Inc. Class A	119,405	5,860
*	Frontier Communications Parent Inc.	143,563	5,362
	InterDigital Inc.	15,283	5,276
*	Liberty Broadband Corp. Class C	71,458	4,540
*	Lumen Technologies Inc.	547,176	3,349
*	Viasat Inc.	75,465	2,211
	Telephone & Data Systems Inc.	54,274	2,130
*	Calix Inc.	34,311	2,106
*	CommScope Holding Co. Inc.	124,478	1,927
*	Viavi Solutions Inc.	134,867	1,712
*	Extreme Networks Inc.	74,572	1,540
*	Globalstar Inc.	29,991	1,091
	Cogent Communications Holdings Inc.	27,000	1,035
	Iridium Communications Inc.	55,709	973
*	Applied Optoelectronics Inc.	35,167	912
*	fuboTV Inc.	202,554	841
*	Digi International Inc.	21,457	782
*	Harmonic Inc.	66,104	673
	IDT Corp. Class B	12,243	640
*	GCI Liberty Inc. Class C	14,621	545
	Uniti Group Inc.	85,922	526
	Cable One Inc.	2,861	507
*	NETGEAR Inc.	14,998	486
*	Liberty Broadband Corp. Class A	7,603	482
	Array Digital Infrastructure Inc.	9,202	460
	Shenandoah Telecommunications Co.	31,810	427
*	ADTRAN Holdings Inc.	43,100	404
*	Gogo Inc.	44,433	382
*	Altice USA Inc. Class A	136,545	329
*,1	Lightwave Logic Inc.	83,738	311
*	Clearfield Inc.	6,525	224
*	Ribbon Communications Inc.	53,300	203
	Spok Holdings Inc.	10,835	187
*	WideOpenWest Inc.	35,637	184
*	Xperi Inc.	27,800	180
*	Anterix Inc.	8,305	178
*	8x8 Inc.	81,172	172
*	Aviat Networks Inc.	7,168	164
*	Ooma Inc.	13,024	156
*	BK Technologies Corp.	1,662	140
	ATN International Inc.	8,375	125
*	Inseego Corp.	7,621	114
*	Crexendo Inc.	11,079	72
*	Lantronix Inc.	14,911	68
*	Genasys Inc.	27,790	68
*	GCI Liberty Inc. Class A	1,520	57
*	KVH Industries Inc.	9,132	51
*	Comtech Telecommunications Corp.	17,549	45
*	Airgain Inc.	8,585	37
*,2	GCI Liberty Inc.	78,532	—
			717,884
Utilities (1.6%)
	NextEra Energy Inc.	1,220,832	92,161
	Southern Co.	648,221	61,432
	Constellation Energy Corp.	183,482	60,378
	Duke Energy Corp.	458,620	56,754
	Waste Management Inc.	236,264	52,174
	Vistra Corp.	198,749	38,939
	American Electric Power Co. Inc.	314,277	35,356
	Sempra	380,293	34,219
	Dominion Energy Inc.	501,424	30,672
	Xcel Energy Inc.	346,283	27,928
	Republic Services Inc.	118,944	27,295
	Exelon Corp.	594,449	26,756
	Waste Connections Inc.	151,860	26,697
	Public Service Enterprise Group Inc.	292,580	24,419
	Entergy Corp.	260,194	24,247
	WEC Energy Group Inc.	189,456	21,710
	Consolidated Edison Inc.	212,627	21,373

		Shares	Market Value ($000)
	PG&E Corp.	1,246,695	18,800
	NRG Energy Inc.	113,349	18,357
	American Water Works Co. Inc.	119,366	16,615
	Ameren Corp.	158,099	16,502
	Atmos Energy Corp.	94,286	16,099
	Eversource Energy	218,455	15,541
	PPL Corp.	411,988	15,309
	CenterPoint Energy Inc.	384,822	14,931
	FirstEnergy Corp.	321,827	14,746
	DTE Energy Co.	103,616	14,654
	CMS Energy Corp.	175,595	12,864
	Edison International	225,391	12,460
	NiSource Inc.	274,443	11,883
*	Talen Energy Corp.	26,643	11,333
	Evergy Inc.	134,053	10,191
	Alliant Energy Corp.	150,128	10,120
*,1	Oklo Inc. Class A	68,813	7,682
*	Clean Harbors Inc.	28,424	6,601
	Essential Utilities Inc.	164,022	6,544
	Pinnacle West Capital Corp.	69,968	6,273
	AES Corp.	420,307	5,531
	OGE Energy Corp.	117,963	5,458
	National Fuel Gas Co.	52,363	4,837
	UGI Corp.	127,579	4,243
	IDACORP Inc.	31,089	4,108
*	Casella Waste Systems Inc. Class A	37,057	3,516
	TXNM Energy Inc.	61,180	3,460
	Ormat Technologies Inc.	33,609	3,235
	Southwest Gas Holdings Inc.	38,149	2,989
	ONE Gas Inc.	35,996	2,914
	Portland General Electric Co.	66,171	2,912
	New Jersey Resources Corp.	57,563	2,772
	Black Hills Corp.	43,549	2,682
	Spire Inc.	31,625	2,578
*,1	NuScale Power Corp. Class A	63,448	2,284
*	Sunrun Inc.	129,957	2,247
	ALLETE Inc.	33,674	2,236
	MDU Resources Group Inc.	123,610	2,201
	Northwestern Energy Group Inc.	35,677	2,091
	Chesapeake Utilities Corp.	14,312	1,928
	Avista Corp.	49,342	1,866
	MGE Energy Inc.	21,147	1,780
	American States Water Co.	23,590	1,730
	California Water Service Group	26,589	1,220
*	Hawaiian Electric Industries Inc.	106,259	1,173
	Northwest Natural Holding Co.	25,775	1,158
	Clearway Energy Inc. Class A	38,729	1,043
	Clearway Energy Inc. Class C	31,889	901
	H2O America	18,327	893
*,1	NANO Nuclear Energy Inc.	16,813	648
	Middlesex Water Co.	11,771	637
*	Enviri Corp.	41,087	521
	Unitil Corp.	9,983	478
	Aris Water Solutions Inc. Class A	17,685	436
	Excelerate Energy Inc. Class A	13,156	331
	Consolidated Water Co. Ltd.	9,356	330
	Artesian Resources Corp. Class A	6,216	203
	York Water Co.	6,531	199
*	ALT5 Sigma Corp.	73,068	197
	Genie Energy Ltd. Class B	13,020	195
*	Cadiz Inc.	31,280	148
*	Pure Cycle Corp.	12,111	134
	RGC Resources Inc.	5,719	128
*	Arq Inc.	17,280	124
*	Perma-Fix Environmental Services Inc.	10,678	108
	Global Water Resources Inc.	8,855	91
*	Net Power Inc.	21,689	65
			1,000,974
Total Common Stocks (Cost $6,355,002)			37,564,539

				Shares	Market Value ($000)
Preferred Stocks (0.0%)
*,2	Next Bridge Hydrocarbons Inc. Preference Shares (Cost $138)			47,692	—
Rights (0.0%)
*,1,2	Tobira Therapeutics Inc. CVR Exp. 12/31/2028			9,469	43
*,2	Sanofi Aatd Inc. CVR			26,986	18
*,2	Enliven Therapeutics Inc. CVR			11,325	10
*,2	Spectrum Pharmaceuticals Inc. CVR			118,300	10
*,1,2	Oncternal Therapeutics Inc. CVR			2,749	3
*,2	Adamas Pharmaceuticals Inc. CVR			29,800	2
*,2	Gyre Therapeutics Inc. CVR			23,975	2
*,2	Coherus BioSciences Inc. CVR			24,474	2
*,2	Chinook Therapeutics Inc. CVR			6,844	1
*,2	Miragen Therapeutics Inc. CVR			36,076	1
*,2	Ambit Biosciences Corp. CVR			1,900	—
*,2	F-star Therapeutics Inc. CVR			5,459	—
*,2	Pineapple Energy Inc. CVR			463	—
*,2	OmniAb Inc. 12.5 Earnout			4,987	—
*,2	OmniAb Inc. 15 Earnout			4,987	—
*,1,2	Carisma Therapeutics Inc. CVR			128,046	—
*,2	Dianthus Therapeutics Inc. CVR			4,251	—
Total Rights (Cost $175)					92
Warrants (0.0%)
*	M-Tron Industries Inc. Exp. 3/11/2028 (Cost $—)			1,581	3
		Coupon	Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (26.0%)
U.S. Government Securities (18.4%)
	United States Treasury Note/Bond	4.625%	10/15/2026	25,188	25,420
	United States Treasury Note/Bond	1.125%	10/31/2026	48,559	47,231
	United States Treasury Note/Bond	1.625%	10/31/2026	20,445	19,997
	United States Treasury Note/Bond	4.125%	10/31/2026	59,690	59,949
	United States Treasury Note/Bond	2.000%	11/15/2026	24,995	24,522
	United States Treasury Note/Bond	4.625%	11/15/2026	49,219	49,696
	United States Treasury Note/Bond	6.500%	11/15/2026	910	938
	United States Treasury Note/Bond	1.250%	11/30/2026	49,956	48,557
	United States Treasury Note/Bond	1.625%	11/30/2026	25,526	24,925
	United States Treasury Note/Bond	4.250%	11/30/2026	48,509	48,799
	United States Treasury Note/Bond	4.375%	12/15/2026	36,791	37,076
	United States Treasury Note/Bond	1.250%	12/31/2026	48,345	46,904
	United States Treasury Note/Bond	1.750%	12/31/2026	19,066	18,615
	United States Treasury Note/Bond	4.250%	12/31/2026	53,696	54,042
	United States Treasury Note/Bond	4.000%	1/15/2027	44,102	44,266
	United States Treasury Note/Bond	1.500%	1/31/2027	62,209	60,450
	United States Treasury Note/Bond	4.125%	1/31/2027	53,540	53,827
	United States Treasury Note/Bond	2.250%	2/15/2027	26,207	25,706
	United States Treasury Note/Bond	4.125%	2/15/2027	43,620	43,872
	United States Treasury Note/Bond	1.125%	2/28/2027	11,279	10,885
	United States Treasury Note/Bond	1.875%	2/28/2027	50,678	49,425
	United States Treasury Note/Bond	4.125%	2/28/2027	65,896	66,292
	United States Treasury Note/Bond	4.250%	3/15/2027	51,473	51,889
	United States Treasury Note/Bond	3.875%	3/31/2027	50,496	50,648
	United States Treasury Note/Bond	4.500%	4/15/2027	35,761	36,202
	United States Treasury Note/Bond	0.500%	4/30/2027	22,163	21,101
	United States Treasury Note/Bond	2.750%	4/30/2027	40,528	39,966
	United States Treasury Note/Bond	3.750%	4/30/2027	44,822	44,887
	United States Treasury Note/Bond	2.375%	5/15/2027	47,762	46,799
	United States Treasury Note/Bond	4.500%	5/15/2027	50,543	51,202
	United States Treasury Note/Bond	0.500%	5/31/2027	27,015	25,652
	United States Treasury Note/Bond	2.625%	5/31/2027	39,701	39,042
	United States Treasury Note/Bond	3.875%	5/31/2027	40,521	40,662
	United States Treasury Note/Bond	4.625%	6/15/2027	26,845	27,272
	United States Treasury Note/Bond	0.500%	6/30/2027	30,694	29,074
	United States Treasury Note/Bond	3.250%	6/30/2027	19,640	19,512
	United States Treasury Note/Bond	3.750%	6/30/2027	44,596	44,678

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	4.375%	7/15/2027	28,901	29,265
United States Treasury Note/Bond	0.375%	7/31/2027	22,977	21,661
United States Treasury Note/Bond	2.750%	7/31/2027	34,254	33,717
United States Treasury Note/Bond	3.875%	7/31/2027	32,546	32,681
United States Treasury Note/Bond	2.250%	8/15/2027	34,635	33,775
United States Treasury Note/Bond	3.750%	8/15/2027	30,301	30,363
United States Treasury Note/Bond	0.500%	8/31/2027	31,645	29,828
United States Treasury Note/Bond	3.125%	8/31/2027	30,264	29,983
United States Treasury Note/Bond	3.625%	8/31/2027	58,116	58,115
United States Treasury Note/Bond	3.375%	9/15/2027	41,329	41,140
United States Treasury Note/Bond	0.375%	9/30/2027	45,460	42,642
United States Treasury Note/Bond	3.500%	9/30/2027	385,681	384,883
United States Treasury Note/Bond	4.125%	9/30/2027	25,600	25,845
United States Treasury Note/Bond	3.875%	10/15/2027	45,154	45,376
United States Treasury Note/Bond	0.500%	10/31/2027	46,885	43,978
United States Treasury Note/Bond	4.125%	10/31/2027	33,084	33,417
United States Treasury Note/Bond	2.250%	11/15/2027	24,138	23,466
United States Treasury Note/Bond	4.125%	11/15/2027	35,824	36,191
United States Treasury Note/Bond	0.625%	11/30/2027	51,305	48,143
United States Treasury Note/Bond	3.875%	11/30/2027	36,467	36,659
United States Treasury Note/Bond	4.000%	12/15/2027	24,550	24,752
United States Treasury Note/Bond	0.625%	12/31/2027	32,417	30,342
United States Treasury Note/Bond	3.875%	12/31/2027	13,578	13,652
United States Treasury Note/Bond	4.250%	1/15/2028	45,106	45,721
United States Treasury Note/Bond	0.750%	1/31/2028	61,625	57,699
United States Treasury Note/Bond	3.500%	1/31/2028	18,603	18,553
United States Treasury Note/Bond	2.750%	2/15/2028	34,988	34,292
United States Treasury Note/Bond	4.250%	2/15/2028	37,058	37,583
United States Treasury Note/Bond	1.125%	2/29/2028	52,457	49,461
United States Treasury Note/Bond	4.000%	2/29/2028	14,313	14,439
United States Treasury Note/Bond	3.875%	3/15/2028	56,354	56,708
United States Treasury Note/Bond	1.250%	3/31/2028	48,906	46,157
United States Treasury Note/Bond	3.625%	3/31/2028	21,668	21,674
United States Treasury Note/Bond	3.750%	4/15/2028	37,011	37,124
United States Treasury Note/Bond	1.250%	4/30/2028	61,886	58,296
United States Treasury Note/Bond	3.500%	4/30/2028	20,226	20,168
United States Treasury Note/Bond	2.875%	5/15/2028	30,665	30,089
United States Treasury Note/Bond	3.750%	5/15/2028	36,223	36,340
United States Treasury Note/Bond	1.250%	5/31/2028	63,460	59,650
United States Treasury Note/Bond	3.625%	5/31/2028	29,100	29,102
United States Treasury Note/Bond	3.875%	6/15/2028	36,084	36,321
United States Treasury Note/Bond	1.250%	6/30/2028	33,939	31,843
United States Treasury Note/Bond	4.000%	6/30/2028	33,016	33,338
United States Treasury Note/Bond	3.875%	7/15/2028	35,823	36,057
United States Treasury Note/Bond	1.000%	7/31/2028	37,107	34,496
United States Treasury Note/Bond	4.125%	7/31/2028	22,554	22,852
United States Treasury Note/Bond	2.875%	8/15/2028	46,840	45,890
United States Treasury Note/Bond	3.625%	8/15/2028	26,992	26,993
United States Treasury Note/Bond	5.500%	8/15/2028	4,895	5,137
United States Treasury Note/Bond	1.125%	8/31/2028	53,461	49,781
United States Treasury Note/Bond	4.375%	8/31/2028	17,517	17,875
United States Treasury Note/Bond	3.375%	9/15/2028	413,719	410,907
United States Treasury Note/Bond	1.250%	9/30/2028	37,144	34,645
United States Treasury Note/Bond	4.625%	9/30/2028	34,957	35,937
United States Treasury Note/Bond	1.375%	10/31/2028	54,550	50,970
United States Treasury Note/Bond	4.875%	10/31/2028	30,645	31,737
United States Treasury Note/Bond	3.125%	11/15/2028	38,279	37,693
United States Treasury Note/Bond	5.250%	11/15/2028	14,810	15,467
United States Treasury Note/Bond	1.500%	11/30/2028	49,393	46,244
United States Treasury Note/Bond	4.375%	11/30/2028	40,781	41,664
United States Treasury Note/Bond	1.375%	12/31/2028	43,490	40,486
United States Treasury Note/Bond	3.750%	12/31/2028	49,190	49,348
United States Treasury Note/Bond	1.750%	1/31/2029	43,405	40,831
United States Treasury Note/Bond	4.000%	1/31/2029	52,413	52,982
United States Treasury Note/Bond	2.625%	2/15/2029	27,100	26,219
United States Treasury Note/Bond	1.875%	2/28/2029	39,895	37,629
United States Treasury Note/Bond	4.250%	2/28/2029	48,732	49,657
United States Treasury Note/Bond	2.375%	3/31/2029	26,231	25,131
United States Treasury Note/Bond	4.125%	3/31/2029	42,410	43,056
United States Treasury Note/Bond	2.875%	4/30/2029	36,814	35,836

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	4.625%	4/30/2029	59,369	61,261
United States Treasury Note/Bond	2.375%	5/15/2029	33,946	32,464
United States Treasury Note/Bond	2.750%	5/31/2029	34,370	33,288
United States Treasury Note/Bond	4.500%	5/31/2029	40,101	41,226
United States Treasury Note/Bond	3.250%	6/30/2029	32,740	32,249
United States Treasury Note/Bond	4.250%	6/30/2029	59,106	60,284
United States Treasury Note/Bond	2.625%	7/31/2029	31,430	30,249
United States Treasury Note/Bond	4.000%	7/31/2029	47,659	48,184
United States Treasury Note/Bond	1.625%	8/15/2029	20,042	18,594
United States Treasury Note/Bond	6.125%	8/15/2029	3,462	3,756
United States Treasury Note/Bond	3.125%	8/31/2029	17,983	17,612
United States Treasury Note/Bond	3.625%	8/31/2029	50,621	50,498
United States Treasury Note/Bond	3.500%	9/30/2029	50,443	50,092
United States Treasury Note/Bond	3.875%	9/30/2029	31,540	31,757
United States Treasury Note/Bond	4.000%	10/31/2029	33,575	33,953
United States Treasury Note/Bond	4.125%	10/31/2029	32,011	32,521
United States Treasury Note/Bond	3.875%	11/30/2029	23,001	23,148
United States Treasury Note/Bond	4.125%	11/30/2029	52,054	52,892
United States Treasury Note/Bond	3.875%	12/31/2029	22,936	23,081
United States Treasury Note/Bond	4.375%	12/31/2029	19,509	20,015
United States Treasury Note/Bond	3.500%	1/31/2030	28,360	28,121
United States Treasury Note/Bond	4.250%	1/31/2030	35,758	36,518
United States Treasury Note/Bond	1.500%	2/15/2030	34,004	31,004
United States Treasury Note/Bond	4.000%	2/28/2030	79,432	80,357
United States Treasury Note/Bond	3.625%	3/31/2030	31,735	31,604
United States Treasury Note/Bond	4.000%	3/31/2030	45,993	46,521
United States Treasury Note/Bond	3.500%	4/30/2030	30,867	30,568
United States Treasury Note/Bond	3.875%	4/30/2030	45,366	45,657
United States Treasury Note/Bond	0.625%	5/15/2030	53,127	46,175
United States Treasury Note/Bond	6.250%	5/15/2030	2,570	2,838
United States Treasury Note/Bond	3.750%	5/31/2030	31,620	31,640
United States Treasury Note/Bond	4.000%	5/31/2030	48,999	49,577
United States Treasury Note/Bond	3.750%	6/30/2030	26,655	26,665
United States Treasury Note/Bond	3.875%	6/30/2030	45,126	45,405
United States Treasury Note/Bond	3.875%	7/31/2030	32,983	33,181
United States Treasury Note/Bond	4.000%	7/31/2030	28,266	28,584
United States Treasury Note/Bond	0.625%	8/15/2030	75,186	64,816
United States Treasury Note/Bond	3.625%	8/31/2030	47,201	46,960
United States Treasury Note/Bond	4.125%	8/31/2030	34,388	34,961
United States Treasury Note/Bond	3.625%	9/30/2030	239,222	237,989
United States Treasury Note/Bond	4.625%	9/30/2030	30,795	32,009
United States Treasury Note/Bond	4.875%	10/31/2030	30,061	31,599
United States Treasury Note/Bond	0.875%	11/15/2030	81,611	70,753
United States Treasury Note/Bond	4.375%	11/30/2030	36,735	37,771
United States Treasury Note/Bond	3.750%	12/31/2030	33,592	33,558
United States Treasury Note/Bond	4.000%	1/31/2031	37,088	37,473
United States Treasury Note/Bond	1.125%	2/15/2031	60,468	52,839
United States Treasury Note/Bond	5.375%	2/15/2031	8,005	8,603
United States Treasury Note/Bond	4.250%	2/28/2031	37,465	38,308
United States Treasury Note/Bond	4.125%	3/31/2031	37,256	37,858
United States Treasury Note/Bond	4.625%	4/30/2031	40,597	42,262
United States Treasury Note/Bond	1.625%	5/15/2031	79,853	71,091
United States Treasury Note/Bond	4.625%	5/31/2031	40,424	42,077
United States Treasury Note/Bond	4.250%	6/30/2031	37,318	38,136
United States Treasury Note/Bond	4.125%	7/31/2031	24,385	24,756
United States Treasury Note/Bond	1.250%	8/15/2031	94,807	82,001
United States Treasury Note/Bond	3.750%	8/31/2031	40,606	40,416
United States Treasury Note/Bond	3.625%	9/30/2031	37,318	36,881
United States Treasury Note/Bond	4.125%	10/31/2031	31,575	32,039
United States Treasury Note/Bond	1.375%	11/15/2031	92,236	79,835
United States Treasury Note/Bond	4.125%	11/30/2031	24,492	24,842
United States Treasury Note/Bond	4.500%	12/31/2031	35,298	36,522
United States Treasury Note/Bond	4.375%	1/31/2032	36,821	37,842
United States Treasury Note/Bond	1.875%	2/15/2032	75,525	67,004
United States Treasury Note/Bond	4.125%	2/29/2032	35,292	35,770
United States Treasury Note/Bond	4.125%	3/31/2032	40,900	41,446
United States Treasury Note/Bond	4.000%	4/30/2032	24,224	24,369
United States Treasury Note/Bond	2.875%	5/15/2032	81,874	76,971
United States Treasury Note/Bond	4.125%	5/31/2032	47,961	48,576
United States Treasury Note/Bond	4.000%	6/30/2032	24,433	24,563

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	4.000%	7/31/2032	13,161	13,225
United States Treasury Note/Bond	2.750%	8/15/2032	72,340	67,248
United States Treasury Note/Bond	3.875%	8/31/2032	31,006	30,920
United States Treasury Note/Bond	3.875%	9/30/2032	153,039	152,536
United States Treasury Note/Bond	4.125%	11/15/2032	59,607	60,294
United States Treasury Note/Bond	3.500%	2/15/2033	78,661	76,369
United States Treasury Note/Bond	3.375%	5/15/2033	73,258	70,365
United States Treasury Note/Bond	3.875%	8/15/2033	87,115	86,407
United States Treasury Note/Bond	4.500%	11/15/2033	90,447	93,521
United States Treasury Note/Bond	4.000%	2/15/2034	93,944	93,709
United States Treasury Note/Bond	4.375%	5/15/2034	93,174	95,336
United States Treasury Note/Bond	3.875%	8/15/2034	86,541	85,223
United States Treasury Note/Bond	4.250%	11/15/2034	90,890	91,930
United States Treasury Note/Bond	4.625%	2/15/2035	73,915	76,825
United States Treasury Note/Bond	4.250%	5/15/2035	96,166	97,072
United States Treasury Note/Bond	4.250%	8/15/2035	104,823	105,679
United States Treasury Note/Bond	3.500%	2/15/2039	6,398	5,848
United States Treasury Note/Bond	4.250%	5/15/2039	7,883	7,758
United States Treasury Note/Bond	4.500%	8/15/2039	9,884	9,951
United States Treasury Note/Bond	4.375%	11/15/2039	11,686	11,587
United States Treasury Note/Bond	4.625%	2/15/2040	10,000	10,172
United States Treasury Note/Bond	1.125%	5/15/2040	25,290	16,091
United States Treasury Note/Bond	4.375%	5/15/2040	22,387	22,143
United States Treasury Note/Bond	1.125%	8/15/2040	37,551	23,650
United States Treasury Note/Bond	3.875%	8/15/2040	8,449	7,871
United States Treasury Note/Bond	1.375%	11/15/2040	42,305	27,576
United States Treasury Note/Bond	4.250%	11/15/2040	8,412	8,173
United States Treasury Note/Bond	1.875%	2/15/2041	51,546	36,209
United States Treasury Note/Bond	4.750%	2/15/2041	5,967	6,119
United States Treasury Note/Bond	2.250%	5/15/2041	40,360	29,881
United States Treasury Note/Bond	4.375%	5/15/2041	7,600	7,462
United States Treasury Note/Bond	1.750%	8/15/2041	56,036	37,999
United States Treasury Note/Bond	3.750%	8/15/2041	12,000	10,897
United States Treasury Note/Bond	2.000%	11/15/2041	48,405	33,965
United States Treasury Note/Bond	3.125%	11/15/2041	10,928	9,098
United States Treasury Note/Bond	2.375%	2/15/2042	38,737	28,684
United States Treasury Note/Bond	3.125%	2/15/2042	12,579	10,431
United States Treasury Note/Bond	3.000%	5/15/2042	11,950	9,690
United States Treasury Note/Bond	3.250%	5/15/2042	33,020	27,738
United States Treasury Note/Bond	2.750%	8/15/2042	13,006	10,116
United States Treasury Note/Bond	3.375%	8/15/2042	30,048	25,589
United States Treasury Note/Bond	2.750%	11/15/2042	15,070	11,660
United States Treasury Note/Bond	4.000%	11/15/2042	30,368	28,068
United States Treasury Note/Bond	3.125%	2/15/2043	12,758	10,406
United States Treasury Note/Bond	3.875%	2/15/2043	30,237	27,431
United States Treasury Note/Bond	2.875%	5/15/2043	22,739	17,800
United States Treasury Note/Bond	3.875%	5/15/2043	30,034	27,200
United States Treasury Note/Bond	3.625%	8/15/2043	21,797	19,010
United States Treasury Note/Bond	4.375%	8/15/2043	30,140	29,086
United States Treasury Note/Bond	3.750%	11/15/2043	19,000	16,818
United States Treasury Note/Bond	4.750%	11/15/2043	27,857	28,143
United States Treasury Note/Bond	3.625%	2/15/2044	19,823	17,197
United States Treasury Note/Bond	4.500%	2/15/2044	29,425	28,772
United States Treasury Note/Bond	3.375%	5/15/2044	22,842	19,047
United States Treasury Note/Bond	4.625%	5/15/2044	32,469	32,227
United States Treasury Note/Bond	3.125%	8/15/2044	17,700	14,166
United States Treasury Note/Bond	4.125%	8/15/2044	31,343	29,091
United States Treasury Note/Bond	3.000%	11/15/2044	21,616	16,909
United States Treasury Note/Bond	4.625%	11/15/2044	32,412	32,114
United States Treasury Note/Bond	2.500%	2/15/2045	21,038	15,062
United States Treasury Note/Bond	4.750%	2/15/2045	22,777	22,919
United States Treasury Note/Bond	3.000%	5/15/2045	13,714	10,669
United States Treasury Note/Bond	5.000%	5/15/2045	33,739	35,042
United States Treasury Note/Bond	2.875%	8/15/2045	16,522	12,545
United States Treasury Note/Bond	4.875%	8/15/2045	95,924	98,071
United States Treasury Note/Bond	3.000%	11/15/2045	16,493	12,754
United States Treasury Note/Bond	2.500%	2/15/2046	25,764	18,169
United States Treasury Note/Bond	2.500%	5/15/2046	21,342	14,994
United States Treasury Note/Bond	2.250%	8/15/2046	17,894	11,927
United States Treasury Note/Bond	2.875%	11/15/2046	12,440	9,307

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	3.000%	2/15/2047	25,250	19,261
	United States Treasury Note/Bond	3.000%	5/15/2047	18,701	14,230
	United States Treasury Note/Bond	2.750%	8/15/2047	22,133	16,032
	United States Treasury Note/Bond	2.750%	11/15/2047	25,190	18,201
	United States Treasury Note/Bond	3.000%	2/15/2048	26,538	20,032
	United States Treasury Note/Bond	3.125%	5/15/2048	35,722	27,527
	United States Treasury Note/Bond	3.000%	8/15/2048	38,399	28,854
	United States Treasury Note/Bond	3.375%	11/15/2048	37,336	29,979
	United States Treasury Note/Bond	3.000%	2/15/2049	39,182	29,331
	United States Treasury Note/Bond	2.875%	5/15/2049	40,285	29,378
	United States Treasury Note/Bond	2.250%	8/15/2049	28,435	18,140
	United States Treasury Note/Bond	2.375%	11/15/2049	34,864	22,799
	United States Treasury Note/Bond	2.000%	2/15/2050	39,681	23,720
	United States Treasury Note/Bond	1.250%	5/15/2050	37,757	18,514
	United States Treasury Note/Bond	1.375%	8/15/2050	52,020	26,142
	United States Treasury Note/Bond	1.625%	11/15/2050	49,388	26,486
	United States Treasury Note/Bond	1.875%	2/15/2051	59,930	34,216
	United States Treasury Note/Bond	2.375%	5/15/2051	63,096	40,576
	United States Treasury Note/Bond	2.000%	8/15/2051	55,375	32,429
	United States Treasury Note/Bond	1.875%	11/15/2051	53,132	30,051
	United States Treasury Note/Bond	2.250%	2/15/2052	53,439	33,134
	United States Treasury Note/Bond	2.875%	5/15/2052	51,652	36,850
	United States Treasury Note/Bond	3.000%	8/15/2052	43,553	31,848
	United States Treasury Note/Bond	4.000%	11/15/2052	42,220	37,353
	United States Treasury Note/Bond	3.625%	2/15/2053	47,379	39,160
	United States Treasury Note/Bond	3.625%	5/15/2053	44,209	36,505
	United States Treasury Note/Bond	4.125%	8/15/2053	48,956	44,246
	United States Treasury Note/Bond	4.750%	11/15/2053	50,192	50,267
	United States Treasury Note/Bond	4.250%	2/15/2054	58,512	54,009
	United States Treasury Note/Bond	4.625%	5/15/2054	54,151	53,203
	United States Treasury Note/Bond	4.250%	8/15/2054	52,434	48,413
	United States Treasury Note/Bond	4.500%	11/15/2054	52,518	50,567
	United States Treasury Note/Bond	4.625%	2/15/2055	37,594	36,951
	United States Treasury Note/Bond	4.750%	5/15/2055	41,875	42,006
	United States Treasury Note/Bond	4.750%	8/15/2055	96,035	96,380
					11,219,118
Agency Bonds and Notes (0.2%)
[3,4]	AID-Israel	5.500%	9/18/2033	400	430
	Federal Farm Credit Banks	3.875%	10/16/2026	200	200
	Federal Farm Credit Banks	4.750%	5/6/2027	996	1,012
	Federal Farm Credit Banks	4.500%	5/20/2027	7,675	7,774
	Federal Farm Credit Banks	4.250%	2/24/2028	250	253
	Federal Farm Credit Banks	4.500%	6/7/2028	5,000	5,106
	Federal Farm Credit Banks	4.250%	12/15/2028	404	411
	Federal Farm Credit Banks	4.750%	4/30/2029	742	768
	Federal Farm Credit Banks	3.500%	9/10/2029	323	320
	Federal Farm Credit Banks	4.000%	4/1/2030	250	252
	Federal Home Loan Banks	4.000%	10/9/2026	3,000	3,009
	Federal Home Loan Banks	4.625%	11/17/2026	2,475	2,500
	Federal Home Loan Banks	1.250%	12/21/2026	6,500	6,314
	Federal Home Loan Banks	4.125%	1/15/2027	950	956
	Federal Home Loan Banks	4.000%	3/10/2027	1,075	1,080
	Federal Home Loan Banks	4.750%	4/9/2027	1,000	1,016
	Federal Home Loan Banks	3.875%	6/4/2027	780	783
	Federal Home Loan Banks	3.500%	9/9/2027	1,095	1,092
	Federal Home Loan Banks	4.250%	12/10/2027	4,000	4,050
	Federal Home Loan Banks	3.250%	6/9/2028	2,700	2,670
	Federal Home Loan Banks	4.000%	6/30/2028	2,075	2,093
	Federal Home Loan Banks	3.250%	11/16/2028	1,965	1,945
	Federal Home Loan Banks	4.750%	12/8/2028	165	170
	Federal Home Loan Banks	4.750%	3/10/2034	1,495	1,550
	Federal Home Loan Banks	5.500%	7/15/2036	2,775	3,045
[3,5]	Federal Home Loan Mortgage Corp.	6.750%	9/15/2029	2,270	2,523
[5]	Federal Home Loan Mortgage Corp.	6.250%	7/15/2032	6,141	6,963
[5]	Federal National Mortgage Assn.	0.750%	10/8/2027	8,500	8,028
[5]	Federal National Mortgage Assn.	6.250%	5/15/2029	2,000	2,171
[5]	Federal National Mortgage Assn.	7.125%	1/15/2030	2,405	2,727
[5]	Federal National Mortgage Assn.	7.250%	5/15/2030	2,025	2,326
[5]	Federal National Mortgage Assn.	0.875%	8/5/2030	7,000	6,113

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Federal National Mortgage Assn.	6.625%	11/15/2030	9,320	10,540
[5]	Federal National Mortgage Assn.	5.625%	7/15/2037	1,260	1,391
[3]	Private Export Funding Corp.	1.400%	7/15/2028	800	745
[3]	Private Export Funding Corp.	3.650%	3/15/2030	300	295
[3]	Tennessee Valley Authority	2.875%	2/1/2027	1,000	988
	Tennessee Valley Authority	3.875%	3/15/2028	1,525	1,530
	Tennessee Valley Authority	7.125%	5/1/2030	2,000	2,270
	Tennessee Valley Authority	3.875%	8/1/2030	675	675
	Tennessee Valley Authority	1.500%	9/15/2031	1,650	1,431
[3]	Tennessee Valley Authority	4.700%	7/15/2033	575	592
	Tennessee Valley Authority	4.375%	8/1/2034	728	728
	Tennessee Valley Authority	4.875%	5/15/2035	964	998
	Tennessee Valley Authority	4.650%	6/15/2035	500	508
	Tennessee Valley Authority	5.880%	4/1/2036	785	877
	Tennessee Valley Authority	5.500%	6/15/2038	225	242
	Tennessee Valley Authority	5.250%	9/15/2039	2,417	2,535
	Tennessee Valley Authority	3.500%	12/15/2042	200	166
	Tennessee Valley Authority	4.250%	9/15/2052	500	429
	Tennessee Valley Authority	5.250%	2/1/2055	700	699
	Tennessee Valley Authority	5.375%	4/1/2056	1,580	1,606
	Tennessee Valley Authority	4.625%	9/15/2060	519	465
	Tennessee Valley Authority	4.250%	9/15/2065	700	579
					109,939
Conventional Mortgage-Backed Securities (7.4%)
[3,5]	Freddie Mac Gold Pool	2.000%	8/1/2028–12/1/2031	573	553
[3,5]	Freddie Mac Gold Pool	2.500%	4/1/2027–3/1/2037	9,235	8,961
[3,5]	Freddie Mac Gold Pool	3.000%	10/1/2026–2/1/2047	37,212	34,438
[3,5]	Freddie Mac Gold Pool	3.500%	10/1/2025–11/1/2048	47,607	44,879
[3,5]	Freddie Mac Gold Pool	4.000%	4/1/2026–11/1/2048	28,477	27,573
[3,5]	Freddie Mac Gold Pool	4.500%	7/1/2029–1/1/2049	12,644	12,608
[3,5]	Freddie Mac Gold Pool	5.000%	3/1/2026–1/1/2049	3,680	3,749
[3,5]	Freddie Mac Gold Pool	5.500%	4/1/2028–6/1/2041	3,405	3,535
[3,5]	Freddie Mac Gold Pool	6.000%	2/1/2026–5/1/2040	1,407	1,483
[3,5]	Freddie Mac Gold Pool	7.000%	12/1/2025–12/1/2038	120	125
[3,5]	Freddie Mac Gold Pool	7.500%	12/1/2025–1/1/2032	2	2
[3,5]	Freddie Mac Gold Pool	8.000%	11/1/2025–1/1/2031	5	5
[3]	Ginnie Mae I Pool	3.000%	1/15/2026–7/15/2043	1,861	1,708
[3]	Ginnie Mae I Pool	3.500%	11/15/2025–9/15/2049	3,045	2,871
[3]	Ginnie Mae I Pool	4.000%	6/15/2026–6/15/2046	4,422	4,282
[3]	Ginnie Mae I Pool	4.500%	7/15/2033–2/15/2049	3,924	3,911
[3]	Ginnie Mae I Pool	5.000%	5/15/2034–4/15/2041	2,453	2,496
[3]	Ginnie Mae I Pool	6.000%	6/15/2032	41	42
[3]	Ginnie Mae I Pool	6.500%	3/15/2026–8/15/2039	249	258
[3]	Ginnie Mae I Pool	7.000%	12/15/2025–8/15/2032	106	111
[3]	Ginnie Mae I Pool	7.500%	12/15/2025–3/15/2032	18	18
[3]	Ginnie Mae I Pool	8.000%	2/15/2026–3/15/2032	13	13
[3]	Ginnie Mae I Pool	8.500%	1/15/2027–6/15/2030	3	3
[3]	Ginnie Mae II Pool	1.500%	2/20/2051–12/20/2051	3,796	3,011
[3,6]	Ginnie Mae II Pool	2.000%	8/20/2050–10/15/2055	135,205	111,922
[3,6]	Ginnie Mae II Pool	2.500%	6/20/2027–10/15/2055	135,998	117,231
[3,6]	Ginnie Mae II Pool	3.000%	2/20/2027–10/15/2055	135,962	122,501
[3,6]	Ginnie Mae II Pool	3.500%	12/20/2025–10/15/2055	112,179	104,270
[3]	Ginnie Mae II Pool	4.000%	2/20/2026–5/20/2055	79,963	76,504
[3,6]	Ginnie Mae II Pool	4.500%	11/20/2035–10/15/2055	102,990	100,650
[3,6]	Ginnie Mae II Pool	5.000%	5/20/2039–11/15/2055	142,082	141,954
[3,6]	Ginnie Mae II Pool	5.500%	11/20/2052–10/15/2055	177,756	179,546
[3,6]	Ginnie Mae II Pool	6.000%	12/20/2052–10/15/2055	113,732	116,060
[3,6]	Ginnie Mae II Pool	6.500%	12/20/2035–10/15/2055	39,690	40,989
[3]	Ginnie Mae II Pool	7.000%	4/20/2038–9/20/2054	6,370	6,578
[3]	Ginnie Mae II Pool	7.500%	12/20/2053	290	298
[3,5]	UMBS Pool	1.500%	7/1/2035–4/1/2052	169,167	139,051
[3,5,6]	UMBS Pool	2.000%	11/1/2027–11/25/2055	751,972	626,988
[3,5,6]	UMBS Pool	2.500%	1/1/2027–11/25/2055	530,731	457,896
[3,5,6]	UMBS Pool	3.000%	1/1/2026–11/25/2055	322,293	290,285
[3,5,6]	UMBS Pool	3.500%	10/1/2025–11/25/2055	192,796	179,521
[3,5,6]	UMBS Pool	4.000%	12/1/2025–10/25/2055	184,202	176,239
[3,5,6]	UMBS Pool	4.500%	6/1/2028–11/25/2055	167,631	164,604
[3,5,6]	UMBS Pool	5.000%	3/1/2028–11/25/2055	261,649	261,573
[3,5,6]	UMBS Pool	5.500%	1/1/2032–10/25/2055	379,665	385,128

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,5,6]	UMBS Pool	6.000%	6/1/2028–10/25/2055	377,502	387,872
[3,5,6]	UMBS Pool	6.500%	11/1/2052–10/25/2055	165,663	172,338
[3,5]	UMBS Pool	7.000%	11/1/2025–8/1/2055	29,586	31,033
[3,5]	UMBS Pool	7.500%	12/1/2025–1/1/2054	1,477	1,566
[3,5]	UMBS Pool	8.000%	1/1/2026–10/1/2030	1	1
[3,5]	UMBS Pool	8.500%	8/1/2026–7/1/2030	4	4
					4,549,237
Nonconventional Mortgage-Backed Securities (0.0%)
[3,5,7]	Fannie Mae Pool, 1YR CMT + 2.313%	6.563%	1/1/2035	7	7
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.290%	6.186%	12/1/2041	11	11
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.310%	6.243%	9/1/2037	26	27
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.430%	6.166%	7/1/2036	6	6
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.472%	6.374%	3/1/2043	55	56
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.527%	6.272%	10/1/2037	12	12
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.530%	6.216%	12/1/2043	32	33
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.558%	6.309%	9/1/2043	4	4
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.560%	6.283%	7/1/2043	49	51
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.612%	6.449%	1/1/2042	25	25
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.621%	6.567%	6/1/2043	14	14
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.623%	6.623%	2/1/2036	5	5
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.627%	6.502%	3/1/2038	3	3
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.635%	6.635%	11/1/2036	11	12
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.646%	6.395%	8/1/2035	20	20
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.672%	6.536%	6/1/2042	47	48
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.675%	6.543%	10/1/2042	18	19
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.682%	6.682%	1/1/2037	6	6
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.690%	6.440%	9/1/2042	33	34
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.690%	6.563%	5/1/2040	4	4
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.690%	6.765%	10/1/2039	10	11
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.695%	6.445%	7/1/2039	1	1
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.698%	6.448%	8/1/2040	3	4
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.700%	6.535%	12/1/2040	11	12
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.700%	6.575%	7/1/2037	2	2
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.701%	6.921%	10/1/2042	15	16
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.705%	6.330%	11/1/2039	2	2
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.715%	6.533%	8/1/2039	29	30
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.735%	6.777%	9/1/2034	4	5
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.738%	6.753%	9/1/2043	30	31
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.744%	6.619%	12/1/2033	2	2
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.745%	6.725%	5/1/2042	16	17
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.748%	6.498%	7/1/2041	33	35
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.750%	6.500%	10/1/2040	7	7
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.780%	6.655%	2/1/2041	3	3
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.786%	6.643%	7/1/2042	24	25
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.789%	6.695%	5/1/2042	6	6
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.792%	6.751%	3/1/2042	26	27
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.793%	6.592%	8/1/2042	46	48
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.795%	6.739%	3/1/2042	31	32
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.799%	6.647%	2/1/2042	67	69
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.801%	6.649%	11/1/2039	9	10
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.805%	6.669%	11/1/2041	27	28
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.435%	11/1/2033–11/1/2039	11	11
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.685%	12/1/2040	3	3
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.810%	10/1/2040	5	5
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.812%	6.742%	2/1/2041	7	8
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.813%	6.651%	1/1/2042	4	4
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.813%	6.717%	11/1/2041	14	15
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.440%	12/1/2040	2	3
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.565%	6/1/2041	2	3
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.576%	5/1/2041	15	15
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.665%	12/1/2041	17	18
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.815%	11/1/2040–2/1/2041	16	16
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.824%	6.699%	3/1/2041	13	13
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.825%	6.825%	3/1/2041	7	8
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.826%	6.524%	9/1/2040	6	7
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.830%	6.455%	6/1/2041	15	16
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.830%	6.705%	4/1/2041	18	18
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.832%	6.522%	2/1/2042	19	19
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.835%	6.782%	1/1/2040	7	8

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.835%	6.835%	5/1/2040	4	4
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.839%	6.583%	12/1/2039	12	12
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.840%	6.590%	8/1/2039	9	9
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.880%	6.678%	11/1/2034	10	10
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.909%	6.909%	4/1/2037	14	15
[3,5,7]	Fannie Mae Pool, RFUCCT6M + 1.037%	5.662%	4/1/2037	9	9
[3,5,7]	Fannie Mae Pool, RFUCCT6M + 1.840%	6.523%	8/1/2037	14	15
[3,5,7]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	6.250%	5/1/2036	2	2
[3,5,7]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	6.500%	2/1/2036	6	7
[3,5,7]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	6.665%	11/1/2034	10	11
[3,5,7]	Freddie Mac Non Gold Pool, 1YR CMT + 2.413%	6.675%	10/1/2036	11	11
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.275%	6.275%	9/1/2037	3	3
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	6.265%	12/1/2036	8	8
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	6.390%	5/1/2042	3	3
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	7.140%	11/1/2043	25	26
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.660%	6.660%	10/1/2037	5	5
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.665%	6.290%	12/1/2034	4	4
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.695%	6.627%	2/1/2037	3	3
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.727%	6.602%	1/1/2035	1	1
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.735%	6.610%	12/1/2035	3	4
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.743%	6.369%	12/1/2036	4	4
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.745%	6.620%	12/1/2040	11	11
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.750%	6.475%	12/1/2041	24	25
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.750%	6.750%	5/1/2038	2	2
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.835%	6.870%	2/1/2042	6	6
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.841%	7.136%	3/1/2042	6	6
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.855%	6.480%	5/1/2037	7	7
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.505%	6/1/2040	11	12
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.575%	6/1/2041	5	5
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.755%	12/1/2040–3/1/2041	2	2
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.799%	1/1/2041	10	11
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.845%	5/1/2040	2	2
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.881%	6.638%	6/1/2040	2	2
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.890%	6.808%	2/1/2042	4	4
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.893%	7.123%	9/1/2040	7	8
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.900%	6.525%	6/1/2040	2	2
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.900%	6.747%	11/1/2040	7	8
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.785%	2/1/2041	5	5
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.812%	2/1/2041	4	4
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.843%	1/1/2041	4	4
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 2.085%	6.960%	3/1/2038	4	4
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT6M + 1.665%	6.410%	1/1/2037	18	18
[3,7]	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.625%	7/20/2041–8/20/2041	91	93
[3,7]	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.750%	10/20/2038–12/20/2043	221	226
[3,7]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.625%	1/20/2041–6/20/2043	315	321
[3,7]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.875%	7/20/2038–12/20/2040	20	20
[3,7]	Ginnie Mae II Pool, 1YR CMT + 2.000%	6.125%	5/20/2041	12	12
[3,7]	Ginnie Mae II Pool, 1YR CMT + 2.000%	6.375%	11/20/2040	4	4
					2,000
Total U.S. Government and Agency Obligations (Cost $16,742,229)					15,880,294
Asset-Backed/Commercial Mortgage-Backed Securities (0.8%)
[3]	Ally Auto Receivables Trust Series 2022-1	3.450%	6/15/2027	50	50
[3]	Ally Auto Receivables Trust Series 2022-2	4.760%	5/17/2027	126	126
[3]	Ally Auto Receivables Trust Series 2022-2	4.870%	4/17/2028	200	201
[3]	Ally Auto Receivables Trust Series 2023-1	5.460%	5/15/2028	169	170
[3]	Ally Auto Receivables Trust Series 2023-1	5.270%	11/15/2028	75	76
[3]	Ally Auto Receivables Trust Series 2024-2	4.140%	7/16/2029	100	100
[3]	Ally Auto Receivables Trust Series 2024-2	4.140%	10/15/2030	90	90
[3]	American Express Credit Account Master Trust Series 2023-1	4.870%	5/15/2028	1,250	1,257
[3]	American Express Credit Account Master Trust Series 2023-2	4.800%	5/15/2030	375	383
[3]	American Express Credit Account Master Trust Series 2023-3	5.230%	9/15/2028	420	425
[3]	American Express Credit Account Master Trust Series 2023-4	5.150%	9/16/2030	420	434
[3]	American Express Credit Account Master Trust Series 2024-2	5.240%	4/15/2031	1,100	1,148
[3]	American Express Credit Account Master Trust Series 2025-1	4.560%	12/17/2029	1,000	1,015
[3]	American Express Credit Account Master Trust Series 2025-4	4.300%	7/15/2030	720	728
[3]	American Express Credit Account Master Trust Series 2025-5	4.510%	7/15/2032	800	817
[3]	AmeriCredit Automobile Receivables Trust Series 2021-3	1.410%	8/18/2027	82	81
[3]	AmeriCredit Automobile Receivables Trust Series 2023-1	5.620%	11/18/2027	115	115

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	AmeriCredit Automobile Receivables Trust Series 2023-1	5.800%	12/18/2028	100	102
[3]	BA Credit Card Trust Series 2023-A1	4.790%	5/15/2028	925	930
[3]	BA Credit Card Trust Series 2024-A1	4.930%	5/15/2029	1,000	1,017
[3]	BA Credit Card Trust Series 2025-A1	4.310%	5/15/2030	250	253
[3]	BANK Series 2017-BNK4	3.625%	5/15/2050	800	791
[3]	BANK Series 2017-BNK5	3.390%	6/15/2060	700	691
[3]	BANK Series 2017-BNK5	3.624%	6/15/2060	350	341
[3]	BANK Series 2017-BNK6	3.254%	7/15/2060	161	158
[3]	BANK Series 2017-BNK6	3.518%	7/15/2060	980	967
[3]	BANK Series 2017-BNK6	3.741%	7/15/2060	780	764
[3]	BANK Series 2017-BNK7	3.175%	9/15/2060	471	462
[3]	BANK Series 2017-BNK7	3.435%	9/15/2060	275	271
[3]	BANK Series 2017-BNK7	3.748%	9/15/2060	300	293
[3]	BANK Series 2017-BNK8	3.488%	11/15/2050	600	583
[3]	BANK Series 2017-BNK8	3.731%	11/15/2050	100	96
[3]	BANK Series 2017-BNK8	4.227%	11/15/2050	250	208
[3]	BANK Series 2017-BNK9	3.279%	11/15/2054	266	260
[3]	BANK Series 2017-BNK9	3.538%	11/15/2054	600	588
[3]	BANK Series 2018-BNK10	3.641%	2/15/2061	56	55
[3]	BANK Series 2018-BNK10	3.688%	2/15/2061	400	395
[3]	BANK Series 2018-BNK10	3.898%	2/15/2061	150	146
[3]	BANK Series 2018-BNK11	4.046%	3/15/2061	400	398
[3]	BANK Series 2018-BNK12	4.255%	5/15/2061	500	498
[3]	BANK Series 2018-BNK12	4.473%	5/15/2061	150	147
[3]	BANK Series 2018-BNK13	3.953%	8/15/2061	164	163
[3]	BANK Series 2018-BNK13	4.217%	8/15/2061	825	822
[3]	BANK Series 2018-BNK14	3.966%	9/15/2060	100	99
[3]	BANK Series 2018-BNK14	4.128%	9/15/2060	121	120
[3]	BANK Series 2018-BNK14	4.231%	9/15/2060	250	249
[3]	BANK Series 2018-BNK14	4.481%	9/15/2060	175	170
[3]	BANK Series 2018-BNK15	4.407%	11/15/2061	470	470
[3]	BANK Series 2019-BNK16	4.005%	2/15/2052	275	272
[3]	BANK Series 2019-BNK17	3.714%	4/15/2052	360	352
[3]	BANK Series 2019-BNK17	3.976%	4/15/2052	75	72
[3]	BANK Series 2019-BNK18	3.584%	5/15/2062	640	613
[3]	BANK Series 2019-BNK18	3.826%	5/15/2062	200	189
[3]	BANK Series 2019-BNK19	3.183%	8/15/2061	550	520
[3]	BANK Series 2019-BNK20	3.011%	9/15/2062	725	680
[3]	BANK Series 2019-BNK21	2.851%	10/17/2052	595	559
[3]	BANK Series 2019-BNK21	3.093%	10/17/2052	300	278
[3]	BANK Series 2019-BNK22	2.978%	11/15/2062	315	297
[3]	BANK Series 2019-BNK23	2.920%	12/15/2052	735	693
[3]	BANK Series 2019-BNK23	3.203%	12/15/2052	275	257
[3]	BANK Series 2019-BNK24	2.960%	11/15/2062	575	541
[3]	BANK Series 2019-BNK24	3.283%	11/15/2062	275	257
[3]	BANK Series 2020-BNK25	2.649%	1/15/2063	375	346
[3]	BANK Series 2020-BNK25	2.841%	1/15/2063	265	243
[3]	BANK Series 2020-BNK26	2.403%	3/15/2063	675	615
[3]	BANK Series 2020-BNK26	2.687%	3/15/2063	215	192
[3]	BANK Series 2020-BNK27	2.144%	4/15/2063	600	532
[3]	BANK Series 2020-BNK27	2.551%	4/15/2063	175	154
[3]	BANK Series 2020-BNK28	1.844%	3/15/2063	180	159
[3]	BANK Series 2020-BNK29	1.997%	11/15/2053	250	218
[3]	BANK Series 2020-BNK30	1.925%	12/15/2053	300	263
[3]	BANK Series 2020-BNK30	2.111%	12/15/2053	35	30
[3]	BANK Series 2021-BNK31	2.036%	2/15/2054	225	198
[3]	BANK Series 2021-BNK31	2.211%	2/15/2054	125	108
[3]	BANK Series 2021-BNK32	2.643%	4/15/2054	350	318
[3]	BANK Series 2021-BNK33	2.556%	5/15/2064	175	157
[3]	BANK Series 2021-BNK34	2.438%	6/15/2063	675	592
[3]	BANK Series 2021-BNK35	2.285%	6/15/2064	400	354
[3]	BANK Series 2021-BNK36	2.470%	9/15/2064	600	535
[3]	BANK Series 2021-BNK36	2.695%	9/15/2064	175	153
[3]	BANK Series 2021-BNK37	2.618%	11/15/2064	600	534
[3]	BANK Series 2022-BNK43	4.399%	8/15/2055	800	784
[3]	BANK Series 2022-BNK43	4.830%	8/15/2055	175	172
[3]	BANK Series 2023-5YR2	6.656%	7/15/2056	500	527
[3]	BANK Series 2023-5YR2	7.379%	7/15/2056	175	185
[3]	BANK Series 2023-5YR3	6.724%	9/15/2056	250	266
[3]	BANK Series 2023-5YR3	7.559%	9/15/2056	250	268

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	BANK Series 2023-5YR3	7.559%	9/15/2056	100	105
[3]	BANK Series 2023-BNK45	5.203%	2/15/2056	250	256
[3]	BANK Series 2023-BNK45	5.651%	2/15/2056	150	154
[3]	BANK Series 2023-BNK46	5.745%	8/15/2056	500	531
[3]	BANK Series 2023-BNK46	6.385%	8/15/2056	115	123
[3]	BANK Series 2024-5YR9	5.614%	8/15/2057	400	416
[3]	BANK Series 2024-BNK47	5.716%	6/15/2057	700	745
[3]	BANK Series 2024-BNK48	5.053%	10/15/2057	690	702
[3]	BANK Series 2024-BNK48	5.355%	10/15/2057	580	586
[3]	BANK Series 2025-BNK49	5.623%	3/15/2058	950	1,006
[3]	BANK Series 2025-BNK49	6.025%	3/15/2058	300	318
[3]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.574%	2/15/2050	1,080	1,070
[3]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.748%	2/15/2050	420	414
[3]	Barclays Commercial Mortgage Trust Series 2019-C3	3.583%	5/15/2052	225	219
[3]	Barclays Commercial Mortgage Trust Series 2019-C4	2.919%	8/15/2052	1,150	1,086
[3]	Barclays Commercial Mortgage Trust Series 2019-C4	3.171%	8/15/2052	100	92
[3]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/2052	625	594
[3]	Barclays Commercial Mortgage Trust Series 2019-C5	3.366%	11/15/2052	375	353
[3]	Barclays Dryrock Issuance Trust Series 2025-1	3.970%	7/15/2031	500	500
[3]	BBCMS Mortgage Trust Series 2017-C1	3.674%	2/15/2050	1,175	1,159
[3]	BBCMS Mortgage Trust Series 2017-C1	3.898%	2/15/2050	325	316
[3]	BBCMS Mortgage Trust Series 2018-C2	4.314%	12/15/2051	500	500
[3]	BBCMS Mortgage Trust Series 2020-C6	2.639%	2/15/2053	450	417
[3]	BBCMS Mortgage Trust Series 2020-C6	2.840%	2/15/2053	143	130
[3]	BBCMS Mortgage Trust Series 2020-C7	2.037%	4/15/2053	150	134
[3]	BBCMS Mortgage Trust Series 2020-C8	2.040%	10/15/2053	525	463
[3]	BBCMS Mortgage Trust Series 2020-C8	2.398%	10/15/2053	110	97
[3]	BBCMS Mortgage Trust Series 2021-C9	2.299%	2/15/2054	650	582
[3]	BBCMS Mortgage Trust Series 2021-C11	2.322%	9/15/2054	225	199
[3]	BBCMS Mortgage Trust Series 2021-C11	2.536%	9/15/2054	100	88
[3]	BBCMS Mortgage Trust Series 2021-C12	2.689%	11/15/2054	375	335
[3]	BBCMS Mortgage Trust Series 2022-C14	2.946%	2/15/2055	950	858
[3]	BBCMS Mortgage Trust Series 2023-5C23	6.675%	12/15/2056	750	797
[3]	BBCMS Mortgage Trust Series 2023-C19	5.451%	4/15/2056	250	261
[3]	BBCMS Mortgage Trust Series 2023-C19	6.070%	4/15/2056	75	78
[3]	BBCMS Mortgage Trust Series 2023-C20	5.576%	7/15/2056	175	184
[3]	BBCMS Mortgage Trust Series 2023-C20	5.973%	7/15/2056	75	79
[3]	BBCMS Mortgage Trust Series 2023-C21	6.000%	9/15/2056	500	538
[3]	BBCMS Mortgage Trust Series 2023-C21	6.506%	9/15/2056	250	268
[3]	BBCMS Mortgage Trust Series 2023-C21	6.506%	9/15/2056	100	106
[3]	BBCMS Mortgage Trust Series 2023-C22	6.804%	11/15/2056	300	337
[3]	BBCMS Mortgage Trust Series 2023-C22	7.369%	11/15/2056	100	111
[3]	BBCMS Mortgage Trust Series 2024-5C25	5.946%	3/15/2057	800	838
[3]	BBCMS Mortgage Trust Series 2024-C24	5.419%	2/15/2057	200	209
[3]	BBCMS Mortgage Trust Series 2024-C24	5.867%	2/15/2057	50	53
[3]	BBCMS Mortgage Trust Series 2024-C26	5.829%	5/15/2057	500	536
[3]	BBCMS Mortgage Trust Series 2024-C28	5.403%	9/15/2057	312	326
[3]	BBCMS Mortgage Trust Series 2024-C30	5.532%	11/15/2057	1,150	1,211
[3]	BBCMS Mortgage Trust Series 2025-C32	5.433%	2/15/2062	800	837
[3]	BBCMS Mortgage Trust Series 2025-C32	5.720%	2/15/2062	300	320
[3]	BBCMS Mortgage Trust Series 2025-C35	5.586%	7/15/2058	350	369
[3]	BBCMS Trust Series 2021-C10	2.492%	7/15/2054	648	587
[3]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/2051	450	443
[3]	Benchmark Mortgage Trust Series 2018-B1	3.878%	1/15/2051	200	194
[3]	Benchmark Mortgage Trust Series 2018-B2	3.882%	2/15/2051	2,280	2,251
[3]	Benchmark Mortgage Trust Series 2018-B2	4.084%	2/15/2051	625	604
[3]	Benchmark Mortgage Trust Series 2018-B3	4.025%	4/10/2051	1,000	991
[3]	Benchmark Mortgage Trust Series 2018-B4	4.121%	7/15/2051	250	248
[3]	Benchmark Mortgage Trust Series 2018-B4	4.311%	7/15/2051	500	485
[3]	Benchmark Mortgage Trust Series 2018-B5	4.208%	7/15/2051	1,175	1,168
[3]	Benchmark Mortgage Trust Series 2018-B6	4.261%	10/10/2051	450	447
[3]	Benchmark Mortgage Trust Series 2018-B6	4.441%	10/10/2051	125	121
[3]	Benchmark Mortgage Trust Series 2018-B7	4.510%	5/15/2053	25	25
[3]	Benchmark Mortgage Trust Series 2018-B8	4.232%	1/15/2052	435	430
[3]	Benchmark Mortgage Trust Series 2018-B8	4.532%	1/15/2052	200	193
[3]	Benchmark Mortgage Trust Series 2019-B9	3.751%	3/15/2052	91	89
[3]	Benchmark Mortgage Trust Series 2019-B9	4.016%	3/15/2052	261	256
[3]	Benchmark Mortgage Trust Series 2019-B10	3.717%	3/15/2062	300	292
[3]	Benchmark Mortgage Trust Series 2019-B10	3.979%	3/15/2062	125	120
[3]	Benchmark Mortgage Trust Series 2019-B11	3.281%	5/15/2052	200	193

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Benchmark Mortgage Trust Series 2019-B11	3.542%	5/15/2052	1,450	1,398
[3]	Benchmark Mortgage Trust Series 2019-B11	3.784%	5/15/2052	310	290
[3]	Benchmark Mortgage Trust Series 2019-B13	2.952%	8/15/2057	300	283
[3]	Benchmark Mortgage Trust Series 2019-B14	3.049%	12/15/2062	225	212
[3]	Benchmark Mortgage Trust Series 2019-B15	2.928%	12/15/2072	265	248
[3]	Benchmark Mortgage Trust Series 2020-B16	2.732%	2/15/2053	375	348
[3]	Benchmark Mortgage Trust Series 2020-B16	2.944%	2/15/2053	100	91
[3]	Benchmark Mortgage Trust Series 2020-B17	2.211%	3/15/2053	94	88
[3]	Benchmark Mortgage Trust Series 2020-B17	2.289%	3/15/2053	850	763
[3]	Benchmark Mortgage Trust Series 2020-B17	2.583%	3/15/2053	105	93
[3]	Benchmark Mortgage Trust Series 2020-B19	1.850%	9/15/2053	212	187
[3]	Benchmark Mortgage Trust Series 2020-B19	2.148%	9/15/2053	75	62
[3]	Benchmark Mortgage Trust Series 2020-B20	2.034%	10/15/2053	425	374
[3]	Benchmark Mortgage Trust Series 2020-B20	2.375%	10/15/2053	35	30
[3]	Benchmark Mortgage Trust Series 2020-B21	1.978%	12/17/2053	525	462
[3]	Benchmark Mortgage Trust Series 2020-B21	2.254%	12/17/2053	50	44
[3]	Benchmark Mortgage Trust Series 2020-B22	1.973%	1/15/2054	400	349
[3]	Benchmark Mortgage Trust Series 2020-IG1	2.687%	9/15/2043	575	498
[3]	Benchmark Mortgage Trust Series 2020-IG1	2.909%	9/15/2043	175	146
[3]	Benchmark Mortgage Trust Series 2021-B23	2.070%	2/15/2054	1,875	1,638
[3]	Benchmark Mortgage Trust Series 2021-B23	2.274%	2/15/2054	275	228
[3]	Benchmark Mortgage Trust Series 2021-B24	2.584%	3/15/2054	500	446
[3]	Benchmark Mortgage Trust Series 2021-B24	2.780%	3/15/2054	100	87
[3]	Benchmark Mortgage Trust Series 2021-B25	2.577%	4/15/2054	550	492
[3]	Benchmark Mortgage Trust Series 2021-B25	2.847%	4/15/2054	250	217
[3]	Benchmark Mortgage Trust Series 2021-B26	2.613%	6/15/2054	575	515
[3]	Benchmark Mortgage Trust Series 2021-B28	2.224%	8/15/2054	350	308
[3]	Benchmark Mortgage Trust Series 2021-B29	2.284%	9/15/2054	75	69
[3]	Benchmark Mortgage Trust Series 2021-B29	2.388%	9/15/2054	225	199
[3]	Benchmark Mortgage Trust Series 2021-B29	2.612%	9/15/2054	75	65
[3]	Benchmark Mortgage Trust Series 2021-B30	2.576%	11/15/2054	925	826
[3]	Benchmark Mortgage Trust Series 2021-B31	2.669%	12/15/2054	500	445
[3]	Benchmark Mortgage Trust Series 2022-B32	3.002%	1/15/2055	1,425	1,269
[3]	Benchmark Mortgage Trust Series 2022-B32	3.527%	1/15/2055	300	264
[3]	Benchmark Mortgage Trust Series 2022-B33	3.458%	3/15/2055	300	278
[3]	Benchmark Mortgage Trust Series 2022-B34	3.786%	4/15/2055	250	233
[3]	Benchmark Mortgage Trust Series 2022-B36	4.470%	7/15/2055	375	369
[3]	Benchmark Mortgage Trust Series 2022-B36	4.951%	7/15/2055	100	99
[3]	Benchmark Mortgage Trust Series 2023-B39	5.754%	7/15/2056	825	876
[3]	Benchmark Mortgage Trust Series 2023-B39	6.250%	7/15/2056	250	265
[3]	Benchmark Mortgage Trust Series 2023-V2	5.812%	5/15/2055	325	336
[3]	Benchmark Mortgage Trust Series 2023-V2	6.537%	5/15/2055	175	182
[3]	Benchmark Mortgage Trust Series 2023-V3	6.363%	7/15/2056	80	84
[3]	Benchmark Mortgage Trust Series 2023-V3	7.097%	7/15/2056	260	275
[3]	Benchmark Mortgage Trust Series 2024-V5	5.805%	1/10/2057	100	104
[3]	Benchmark Mortgage Trust Series 2024-V5	6.417%	1/10/2057	50	52
[3]	Benchmark Mortgage Trust Series 2024-V10	5.277%	9/15/2057	500	515
[3]	Benchmark Mortgage Trust Series 2024-V10	5.725%	9/15/2057	250	257
[3]	Benchmark Mortgage Trust Series 2025-B41	5.407%	7/15/2068	180	187
[3]	Benchmark Mortgage Trust Series 2025-B41	5.754%	7/15/2068	79	82
[3]	Benchmark Mortgage Trust Series 2025-V15	5.805%	6/15/2058	1,750	1,845
[3]	BMO Mortgage Trust Series 2022-C1	3.374%	2/15/2055	275	255
[3]	BMO Mortgage Trust Series 2022-C2	4.970%	7/15/2054	300	303
[3]	BMO Mortgage Trust Series 2022-C3	5.313%	9/15/2054	900	927
[3]	BMO Mortgage Trust Series 2022-C3	5.503%	9/15/2054	125	128
[3]	BMO Mortgage Trust Series 2023-5C1	6.534%	8/15/2056	1,000	1,050
[3]	BMO Mortgage Trust Series 2023-5C1	7.355%	8/15/2056	500	530
[3]	BMO Mortgage Trust Series 2023-5C2	7.296%	11/15/2056	300	322
[3]	BMO Mortgage Trust Series 2023-5C2	7.485%	11/15/2056	800	852
[3]	BMO Mortgage Trust Series 2023-C4	5.117%	2/15/2056	275	281
[3]	BMO Mortgage Trust Series 2023-C4	5.540%	2/15/2056	50	51
[3]	BMO Mortgage Trust Series 2023-C5	5.765%	6/15/2056	200	211
[3]	BMO Mortgage Trust Series 2023-C5	6.162%	6/15/2056	75	79
[3]	BMO Mortgage Trust Series 2023-C6	5.956%	9/15/2056	500	533
[3]	BMO Mortgage Trust Series 2023-C6	6.550%	9/15/2056	160	172
[3]	BMO Mortgage Trust Series 2023-C7	6.674%	12/15/2056	400	441
[3]	BMO Mortgage Trust Series 2024-5C3	5.739%	2/15/2057	300	311
[3]	BMO Mortgage Trust Series 2024-5C3	6.286%	2/15/2057	50	52
[3]	BMO Mortgage Trust Series 2024-5C4	6.526%	5/15/2057	600	639
[3]	BMO Mortgage Trust Series 2024-5C4	6.866%	5/15/2057	600	637

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	BMO Mortgage Trust Series 2024-5C4	7.252%	5/15/2057	600	627
[3]	BMO Mortgage Trust Series 2024-C8	5.598%	3/15/2057	615	649
[3]	BMO Mortgage Trust Series 2024-C9	5.759%	7/15/2057	900	958
[3]	BMO Mortgage Trust Series 2024-C9	6.127%	7/15/2057	965	1,023
[3]	BMO Mortgage Trust Series 2024-C10	5.478%	11/15/2057	250	261
[3]	BMO Mortgage Trust Series 2025-C11	5.687%	2/15/2058	900	954
[3]	BMO Mortgage Trust Series 2025-C12	5.573%	6/15/2058	700	737
[3,6]	BMO Mortgage Trust Series 2025-C13	5.353%	10/15/2058	1,500	1,550
[3]	BMW Vehicle Lease Trust Series 2023-2	5.990%	9/25/2026	10	10
[3]	BMW Vehicle Lease Trust Series 2023-2	5.980%	2/25/2027	125	126
[3]	BMW Vehicle Lease Trust Series 2024-1	4.980%	3/25/2027	466	467
[3]	BMW Vehicle Lease Trust Series 2024-1	5.000%	6/25/2027	250	252
[3]	BMW Vehicle Lease Trust Series 2024-2	4.180%	10/25/2027	225	226
[3]	BMW Vehicle Lease Trust Series 2024-2	4.210%	2/25/2028	240	241
[3]	BMW Vehicle Lease Trust Series 2025-1	4.430%	6/26/2028	300	302
[3]	BMW Vehicle Lease Trust Series 2025-1	4.490%	10/25/2028	100	101
[3]	BMW Vehicle Owner Trust Series 2022-A	3.440%	12/26/2028	24	24
[3]	BMW Vehicle Owner Trust Series 2023-A	5.470%	2/25/2028	66	66
[3]	BMW Vehicle Owner Trust Series 2023-A	5.250%	11/26/2029	32	33
[3]	BMW Vehicle Owner Trust Series 2024-A	5.180%	2/26/2029	375	379
[3]	BMW Vehicle Owner Trust Series 2025-A	4.560%	9/25/2029	500	505
[3]	BMW Vehicle Owner Trust Series 2025-A	4.660%	12/27/2032	100	102
[3]	Bridgecrest Lending Auto Securitization Trust Series 2024-3	5.340%	4/17/2028	202	202
[3]	Cantor Commercial Real Estate Lending Series 2019-CF1	3.786%	5/15/2052	65	64
[3]	Cantor Commercial Real Estate Lending Series 2019-CF2	2.874%	11/15/2052	550	517
[3]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.006%	1/15/2053	560	523
[3]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.298%	1/15/2053	240	215
[3]	Capital One Multi-Asset Execution Trust Series 2019-A3	2.060%	8/15/2028	1,300	1,280
[3]	Capital One Multi-Asset Execution Trust Series 2021-A2	1.390%	7/15/2030	2,175	2,032
[3]	Capital One Multi-Asset Execution Trust Series 2023-A1	4.420%	5/15/2028	1,325	1,328
[3]	Capital One Multi-Asset Execution Trust Series 2025-A1	3.820%	9/16/2030	1,301	1,300
[3]	Capital One Multi-Asset Execution Trust Series 2025-A2	4.020%	9/15/2032	589	588
[3]	Capital One Prime Auto Receivables Trust Series 2022-1	3.170%	4/15/2027	61	61
[3]	Capital One Prime Auto Receivables Trust Series 2022-1	3.320%	9/15/2027	225	224
[3]	Capital One Prime Auto Receivables Trust Series 2022-2	3.690%	12/15/2027	100	100
[3]	Capital One Prime Auto Receivables Trust Series 2023-1	4.870%	2/15/2028	94	94
[3]	Capital One Prime Auto Receivables Trust Series 2023-1	4.760%	8/15/2028	100	101
[3]	Capital One Prime Auto Receivables Trust Series 2024-1	4.620%	7/16/2029	230	232
[3]	Capital One Prime Auto Receivables Trust Series 2024-1	4.660%	1/15/2030	105	107
[3]	CarMax Auto Owner Trust Series 2021-4	0.820%	4/15/2027	76	76
[3]	CarMax Auto Owner Trust Series 2022-1	1.470%	12/15/2026	12	12
[3]	CarMax Auto Owner Trust Series 2022-1	1.700%	8/16/2027	175	173
[3]	CarMax Auto Owner Trust Series 2022-2	3.490%	2/16/2027	29	29
[3]	CarMax Auto Owner Trust Series 2022-2	3.620%	9/15/2027	100	100
[3]	CarMax Auto Owner Trust Series 2023-1	4.750%	10/15/2027	170	171
[3]	CarMax Auto Owner Trust Series 2023-1	4.650%	1/16/2029	150	151
[3]	CarMax Auto Owner Trust Series 2023-2	5.050%	1/18/2028	200	201
[3]	CarMax Auto Owner Trust Series 2023-2	5.010%	11/15/2028	100	101
[3]	CarMax Auto Owner Trust Series 2023-3	5.280%	5/15/2028	159	160
[3]	CarMax Auto Owner Trust Series 2023-3	5.260%	2/15/2029	120	122
[3]	CarMax Auto Owner Trust Series 2023-4	6.000%	7/17/2028	90	92
[3]	CarMax Auto Owner Trust Series 2023-4	5.960%	5/15/2029	150	155
[3]	CarMax Auto Owner Trust Series 2024-1	4.920%	10/16/2028	150	151
[3]	CarMax Auto Owner Trust Series 2024-1	4.940%	8/15/2029	50	51
[3]	CarMax Auto Owner Trust Series 2024-3	4.890%	7/16/2029	550	556
[3]	CarMax Auto Owner Trust Series 2024-3	4.850%	1/15/2030	400	407
[3]	CarMax Auto Owner Trust Series 2024-4	4.600%	10/15/2029	415	419
[3]	CarMax Auto Owner Trust Series 2024-4	4.640%	4/15/2030	160	162
[3]	CarMax Auto Owner Trust Series 2025-1	4.840%	1/15/2030	700	711
[3]	CarMax Auto Owner Trust Series 2025-1	4.950%	8/15/2030	250	256
[3]	CarMax Auto Owner Trust Series 2025-3	4.350%	7/15/2030	325	328
[3]	CarMax Auto Owner Trust Series 2025-3	4.470%	1/15/2031	325	329
[3]	CarMax Select Receivables Trust Series 2025-B	4.120%	3/15/2030	150	150
[3]	Carvana Auto Receivables Trust Series 2021-P3	1.030%	6/10/2027	49	49
[3]	Carvana Auto Receivables Trust Series 2025-P1	4.550%	5/10/2030	60	60
[3]	Carvana Auto Receivables Trust Series 2025-P1	4.740%	4/10/2031	62	63
[3]	Carvana Auto Receivables Trust Series 2025-P2	4.550%	8/12/2030	400	404
[3]	Carvana Auto Receivables Trust Series 2025-P2	4.750%	6/10/2031	250	254
[3]	Carvana Auto Receivables Trust Series 2025-P3	4.040%	11/11/2030	250	249
[3]	CD Mortgage Trust Series 2016-CD1	2.724%	8/10/2049	625	609

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	CD Mortgage Trust Series 2016-CD2	3.526%	11/10/2049	600	584
[3]	CD Mortgage Trust Series 2017-CD3	3.631%	2/10/2050	503	488
[3]	CD Mortgage Trust Series 2017-CD3	3.833%	2/10/2050	131	116
[3]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/2050	500	494
[3]	CD Mortgage Trust Series 2017-CD4	3.746%	5/10/2050	300	292
[3]	CD Mortgage Trust Series 2017-CD6	3.332%	11/13/2050	100	100
[3]	CD Mortgage Trust Series 2017-CD6	3.456%	11/13/2050	475	466
[3]	CD Mortgage Trust Series 2017-CD6	3.709%	11/13/2050	275	268
[3]	CD Mortgage Trust Series 2018-CD7	4.213%	8/15/2051	17	17
[3]	CD Mortgage Trust Series 2018-CD7	4.279%	8/15/2051	575	571
[3]	CD Mortgage Trust Series 2019-CD8	2.657%	8/15/2057	191	178
[3]	CD Mortgage Trust Series 2019-CD8	2.912%	8/15/2057	775	717
[3]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.691%	5/10/2058	400	397
[3]	CFCRE Commercial Mortgage Trust Series 2016-C6	3.217%	11/10/2049	1,350	1,332
[3]	CFCRE Commercial Mortgage Trust Series 2017-C8	3.572%	6/15/2050	300	296
[3]	CGMS Commercial Mortgage Trust Series 2017-B1	3.458%	8/15/2050	800	787
[3]	CGMS Commercial Mortgage Trust Series 2017-B1	3.711%	8/15/2050	200	196
[3]	Chase Issuance Trust Series 2023-A1	5.160%	9/15/2028	560	567
[3]	Chase Issuance Trust Series 2023-A2	5.080%	9/15/2030	480	495
[3]	Chase Issuance Trust Series 2024-A1	4.600%	1/15/2029	850	858
[3]	Chase Issuance Trust Series 2024-A2	4.630%	1/15/2031	450	460
[3]	Chase Issuance Trust Series 2025-A1	4.160%	7/15/2030	3,500	3,523
[3]	Citibank Credit Card Issuance Trust Series 2007-A3	6.150%	6/15/2039	391	432
[3]	Citibank Credit Card Issuance Trust Series 2018-A7	3.960%	10/13/2030	1,000	1,000
[3]	Citibank Credit Card Issuance Trust Series 2023-A1	5.230%	12/8/2027	100	100
[3]	Citibank Credit Card Issuance Trust Series 2025-A1	4.300%	6/21/2030	700	707
[3]	Citibank Credit Card Issuance Trust Series 2025-A2	4.490%	6/21/2032	400	407
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC29	3.758%	4/10/2048	176	169
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/2048	58	57
[3]	Citigroup Commercial Mortgage Trust Series 2016-GC36	3.616%	2/10/2049	2,100	2,087
[3]	Citigroup Commercial Mortgage Trust Series 2016-P4	2.646%	7/10/2049	250	247
[3]	Citigroup Commercial Mortgage Trust Series 2016-P4	2.902%	7/10/2049	250	247
[3]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.209%	10/12/2050	83	81
[3]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.471%	10/12/2050	1,100	1,082
[3]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.764%	10/12/2050	150	145
[3]	Citigroup Commercial Mortgage Trust Series 2018-B2	3.744%	3/10/2051	169	167
[3]	Citigroup Commercial Mortgage Trust Series 2018-B2	4.009%	3/10/2051	1,200	1,188
[3]	Citigroup Commercial Mortgage Trust Series 2018-C5	3.963%	6/10/2051	134	132
[3]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/2072	675	640
[3]	Citigroup Commercial Mortgage Trust Series 2019-GC41	2.869%	8/10/2056	975	912
[3]	Citigroup Commercial Mortgage Trust Series 2019-GC43	3.038%	11/10/2052	1,125	1,053
[3]	Citigroup Commercial Mortgage Trust Series 2020-GC46	2.717%	2/15/2053	450	416
[3]	Citigroup Commercial Mortgage Trust Series 2020-GC46	2.918%	2/15/2053	190	172
[3]	Citigroup Commercial Mortgage Trust Series 2022-GC48	4.742%	5/15/2054	475	473
[3]	CNH Equipment Trust Series 2022-A	2.940%	7/15/2027	55	54
[3]	CNH Equipment Trust Series 2022-A	3.030%	3/15/2029	100	99
[3]	CNH Equipment Trust Series 2022-B	3.890%	11/15/2027	35	35
[3]	CNH Equipment Trust Series 2022-B	3.910%	3/15/2028	50	50
[3]	CNH Equipment Trust Series 2023-A	4.810%	8/15/2028	178	179
[3]	CNH Equipment Trust Series 2023-A	4.770%	10/15/2030	50	51
[3]	CNH Equipment Trust Series 2023-B	5.600%	2/15/2029	307	311
[3]	CNH Equipment Trust Series 2023-B	5.460%	3/17/2031	50	51
[3]	CNH Equipment Trust Series 2024-A	4.770%	6/15/2029	200	202
[3]	CNH Equipment Trust Series 2024-A	4.800%	7/15/2031	50	51
[3]	CNH Equipment Trust Series 2024-B	5.190%	9/17/2029	1,200	1,219
[3]	CNH Equipment Trust Series 2024-B	5.230%	11/17/2031	570	586
[3]	CNH Equipment Trust Series 2024-C	4.120%	3/15/2032	140	141
[3]	CNH Equipment Trust Series 2025-A	4.540%	9/15/2032	250	254
[3]	CNH Equipment Trust Series 2025-B	4.300%	10/15/2030	300	302
[3]	CNH Equipment Trust Series 2025-B	4.430%	1/18/2033	300	304
[3]	COMM Mortgage Trust Series 2013-CR12	4.300%	10/10/2046	49	46
[3]	COMM Mortgage Trust Series 2013-CR12	4.762%	10/10/2046	50	25
[3]	COMM Mortgage Trust Series 2014-CR14	3.792%	2/10/2047	60	58
[3]	COMM Mortgage Trust Series 2014-CR15	4.017%	2/10/2047	52	51
[3]	COMM Mortgage Trust Series 2017-COR2	3.510%	9/10/2050	125	122
[3]	COMM Mortgage Trust Series 2018-COR3	4.228%	5/10/2051	500	493
[3]	COMM Mortgage Trust Series 2019-GC44	2.950%	8/15/2057	450	425
[3]	COMM Mortgage Trust Series 2019-GC44	3.263%	8/15/2057	150	139
[3]	CSAIL Commercial Mortgage Trust Series 2015-C1	3.791%	4/15/2050	115	114
[3]	CSAIL Commercial Mortgage Trust Series 2015-C1	3.958%	4/15/2050	175	167

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	CSAIL Commercial Mortgage Trust Series 2015-C3	3.718%	8/15/2048	9	9
[3]	CSAIL Commercial Mortgage Trust Series 2015-C3	3.955%	8/15/2048	200	187
[3]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.502%	11/15/2049	800	792
[3]	CSAIL Commercial Mortgage Trust Series 2017-C8	3.392%	6/15/2050	800	783
[3]	CSAIL Commercial Mortgage Trust Series 2017-CX9	3.446%	9/15/2050	250	243
[3]	CSAIL Commercial Mortgage Trust Series 2017-CX10	3.458%	11/15/2050	575	557
[3]	CSAIL Commercial Mortgage Trust Series 2018-CX11	4.033%	4/15/2051	1,200	1,191
[3]	CSAIL Commercial Mortgage Trust Series 2018-CX12	4.224%	8/15/2051	250	249
[3]	CSAIL Commercial Mortgage Trust Series 2019-C15	4.053%	3/15/2052	2,475	2,446
[3]	CSAIL Commercial Mortgage Trust Series 2019-C16	3.329%	6/15/2052	1,125	1,085
[3]	CSAIL Commercial Mortgage Trust Series 2021-C20	2.805%	3/15/2054	1,075	986
[3]	CSAIL Commercial Mortgage Trust Series 2021-C20	3.076%	3/15/2054	175	155
[3]	Daimler Trucks Retail Trust Series 2022-1	5.390%	1/15/2030	66	66
[3]	DBGS Mortgage Trust Series 2018-C1	4.466%	10/15/2051	400	399
[3]	DBJPM Mortgage Trust Series 2016-C3	2.890%	8/10/2049	325	321
[3]	DBJPM Mortgage Trust Series 2017-C6	3.328%	6/10/2050	600	589
[3]	DBJPM Mortgage Trust Series 2017-C6	3.561%	6/10/2050	150	144
[3]	DBJPM Mortgage Trust Series 2020-C9	1.926%	8/15/2053	200	178
[3]	Discover Card Execution Note Trust Series 2022-A4	5.030%	10/15/2027	1,075	1,075
[3]	Discover Card Execution Note Trust Series 2023-A1	4.310%	3/15/2028	1,375	1,377
[3]	Discover Card Execution Note Trust Series 2023-A2	4.930%	6/15/2028	1,325	1,333
[3]	Drive Auto Receivables Trust Series 2021-2	1.390%	3/15/2029	74	74
[3]	Drive Auto Receivables Trust Series 2024-2	4.500%	9/15/2028	90	90
[3]	Drive Auto Receivables Trust Series 2025-1	4.730%	9/15/2032	500	504
[3]	Exeter Automobile Receivables Trust Series 2021-3A	1.550%	6/15/2027	86	85
[3]	Exeter Automobile Receivables Trust Series 2022-1A	3.020%	6/15/2028	90	90
[3]	Exeter Automobile Receivables Trust Series 2022-2A	4.560%	7/17/2028	90	90
[3]	Exeter Automobile Receivables Trust Series 2022-3A	5.300%	9/15/2027	9	9
[3]	Exeter Automobile Receivables Trust Series 2022-3A	6.760%	9/15/2028	100	101
[3]	Exeter Automobile Receivables Trust Series 2022-5A	6.510%	12/15/2027	21	21
[3]	Exeter Automobile Receivables Trust Series 2022-5A	7.400%	2/15/2029	100	102
[3]	Exeter Automobile Receivables Trust Series 2023-1A	5.820%	2/15/2028	25	25
[3]	Exeter Automobile Receivables Trust Series 2023-1A	6.690%	6/15/2029	25	25
[3]	Exeter Automobile Receivables Trust Series 2023-4A	6.510%	8/15/2028	75	76
[3]	Exeter Automobile Receivables Trust Series 2024-4A	5.290%	8/15/2030	250	252
[3]	Exeter Automobile Receivables Trust Series 2024-5A	4.480%	4/16/2029	45	45
[3]	Exeter Automobile Receivables Trust Series 2025-1A	4.670%	8/15/2028	400	401
[3,5]	Fannie Mae-Aces Series 2015-M10	3.092%	4/25/2027	162	160
[3,5]	Fannie Mae-Aces Series 2016-M6	2.488%	5/25/2026	343	339
[3,5]	Fannie Mae-Aces Series 2016-M7	2.499%	9/25/2026	151	149
[3,5]	Fannie Mae-Aces Series 2016-M9	2.292%	6/25/2026	1,056	1,043
[3,5]	Fannie Mae-Aces Series 2016-M11	2.369%	7/25/2026	614	606
[3,5]	Fannie Mae-Aces Series 2016-M12	2.515%	9/25/2026	793	781
[3,5]	Fannie Mae-Aces Series 2016-M13	2.609%	9/25/2026	165	163
[3,5]	Fannie Mae-Aces Series 2017-M1	2.498%	10/25/2026	785	772
[3,5]	Fannie Mae-Aces Series 2017-M2	2.982%	2/25/2027	561	553
[3,5]	Fannie Mae-Aces Series 2017-M3	2.556%	12/25/2026	932	916
[3,5]	Fannie Mae-Aces Series 2017-M4	2.659%	12/25/2026	681	669
[3,5]	Fannie Mae-Aces Series 2017-M5	3.109%	4/25/2029	145	141
[3,5]	Fannie Mae-Aces Series 2017-M7	2.961%	2/25/2027	518	512
[3,5]	Fannie Mae-Aces Series 2017-M8	3.061%	5/25/2027	1,065	1,050
[3,5]	Fannie Mae-Aces Series 2017-M11	2.980%	8/25/2029	415	399
[3,5]	Fannie Mae-Aces Series 2017-M12	3.163%	6/25/2027	730	718
[3,5]	Fannie Mae-Aces Series 2017-M14	2.904%	11/25/2027	255	249
[3,5]	Fannie Mae-Aces Series 2017-M15	3.206%	11/25/2027	937	924
[3,5]	Fannie Mae-Aces Series 2018-M1	3.085%	12/25/2027	358	351
[3,5]	Fannie Mae-Aces Series 2018-M2	3.002%	1/25/2028	1,235	1,207
[3,5]	Fannie Mae-Aces Series 2018-M3	3.160%	2/25/2030	187	180
[3,5]	Fannie Mae-Aces Series 2018-M4	3.159%	3/25/2028	508	499
[3,5]	Fannie Mae-Aces Series 2018-M7	3.127%	3/25/2028	353	346
[3,5]	Fannie Mae-Aces Series 2018-M10	3.466%	7/25/2028	194	191
[3,5]	Fannie Mae-Aces Series 2018-M12	3.747%	8/25/2030	850	833
[3,5]	Fannie Mae-Aces Series 2018-M13	3.875%	9/25/2030	586	579
[3,5]	Fannie Mae-Aces Series 2018-M14	3.697%	8/25/2028	638	630
[3,5]	Fannie Mae-Aces Series 2019-M1	3.661%	9/25/2028	532	525
[3,5]	Fannie Mae-Aces Series 2019-M2	3.743%	11/25/2028	764	753
[3,5]	Fannie Mae-Aces Series 2019-M4	3.610%	2/25/2031	779	758
[3,5]	Fannie Mae-Aces Series 2019-M5	3.273%	2/25/2029	718	702
[3,5]	Fannie Mae-Aces Series 2019-M7	3.143%	4/25/2029	754	729
[3,5]	Fannie Mae-Aces Series 2019-M9	2.937%	6/25/2029	1,147	1,110

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,5]	Fannie Mae-Aces Series 2019-M12	2.885%	6/25/2029	2,612	2,508
[3,5]	Fannie Mae-Aces Series 2019-M18	2.469%	8/25/2029	904	856
[3,5]	Fannie Mae-Aces Series 2019-M18	2.577%	9/25/2031	1,760	1,611
[3,5]	Fannie Mae-Aces Series 2019-M21	2.350%	2/25/2031	115	106
[3,5]	Fannie Mae-Aces Series 2019-M22	2.522%	8/25/2029	1,291	1,221
[3,5]	Fannie Mae-Aces Series 2019-M25	2.330%	11/25/2029	187	175
[3,5]	Fannie Mae-Aces Series 2020-M1	2.444%	10/25/2029	815	762
[3,5]	Fannie Mae-Aces Series 2020-M5	2.210%	1/25/2030	449	416
[3,5]	Fannie Mae-Aces Series 2020-M14	1.784%	5/25/2030	280	254
[3,5]	Fannie Mae-Aces Series 2020-M29	1.492%	5/25/2030	350	311
[3,5]	Fannie Mae-Aces Series 2020-M42	1.270%	7/25/2030	1,150	1,011
[3,5]	Fannie Mae-Aces Series 2020-M46	1.323%	5/25/2030	879	788
[3,5]	Fannie Mae-Aces Series 2020-M52	1.363%	10/25/2030	957	841
[3,5]	Fannie Mae-Aces Series 2021-M1	1.432%	11/25/2030	725	634
[3,5]	Fannie Mae-Aces Series 2021-M1G	1.517%	11/25/2030	225	197
[3,5]	Fannie Mae-Aces Series 2021-M3G	1.286%	1/25/2031	1,050	911
[3,5]	Fannie Mae-Aces Series 2021-M4	1.514%	2/25/2031	4,275	3,727
[3,5]	Fannie Mae-Aces Series 2021-M11	1.506%	3/25/2031	1,900	1,646
[3,5]	Fannie Mae-Aces Series 2021-M13	1.652%	4/25/2031	215	188
[3,5]	Fannie Mae-Aces Series 2021-M13	1.680%	3/25/2033	200	166
[3,5]	Fannie Mae-Aces Series 2021-M19	1.797%	10/25/2031	1,250	1,085
[3,5]	Fannie Mae-Aces Series 2022-M1	1.724%	10/25/2031	1,500	1,293
[3,5]	Fannie Mae-Aces Series 2022-M1G	1.583%	9/25/2031	325	282
[3,5]	Fannie Mae-Aces Series 2022-M3	1.764%	11/25/2031	450	387
[3,5]	Fannie Mae-Aces Series 2022-M4	2.290%	5/25/2030	750	693
[3,5]	Fannie Mae-Aces Series 2022-M8	2.001%	12/25/2031	725	631
[3,5]	Fannie Mae-Aces Series 2022-M10	1.992%	1/25/2032	1,100	962
[3,5]	Fannie Mae-Aces Series 2023-M1S	4.648%	4/25/2033	640	644
[3,5]	Fannie Mae-Aces Series 2023-M6	4.190%	7/25/2028	611	612
[3,5]	Fannie Mae-Aces Series 2023-M8	4.625%	3/25/2033	300	302
[3,5]	Fannie Mae-Aces Series 2025-M4	4.389%	8/25/2035	400	396
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K057	2.570%	7/25/2026	942	931
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K058	2.653%	8/25/2026	500	494
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K059	3.120%	9/25/2026	800	793
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K060	3.300%	10/25/2026	1,000	993
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K061	3.347%	11/25/2026	1,916	1,897
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K062	3.413%	12/25/2026	2,400	2,384
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K063	3.430%	1/25/2027	1,775	1,764
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K064	3.224%	3/25/2027	1,300	1,287
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K065	3.243%	4/25/2027	915	905
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K066	3.117%	6/25/2027	600	592
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K067	3.194%	7/25/2027	875	864
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K068	3.244%	8/25/2027	500	494
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K069	3.187%	9/25/2027	854	842
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K070	3.303%	11/25/2027	275	272
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K071	3.286%	11/25/2027	960	947
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K072	3.444%	12/25/2027	450	445
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K073	3.350%	1/25/2028	500	494
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K074	3.600%	1/25/2028	1,000	993
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K075	3.650%	2/25/2028	675	671
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K076	3.900%	4/25/2028	2,575	2,575
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K078	3.854%	6/25/2028	500	499
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K079	3.926%	6/25/2028	1,000	1,000
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K080	3.736%	4/25/2028	133	132
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K080	3.926%	7/25/2028	800	800
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K081	3.900%	8/25/2028	1,200	1,199
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K082	3.920%	9/25/2028	550	550
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K083	4.050%	9/25/2028	3,425	3,436
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K084	3.780%	10/25/2028	2,400	2,389
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K085	4.060%	10/25/2028	1,025	1,028
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K087	3.591%	10/25/2027	22	22
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K087	3.771%	12/25/2028	800	796
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K088	3.690%	1/25/2029	1,175	1,167
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K089	3.563%	1/25/2029	475	469
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K090	3.422%	2/25/2029	900	885
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K091	3.505%	3/25/2029	300	296
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K092	3.298%	4/25/2029	975	954
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K093	2.982%	5/25/2029	1,633	1,583
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K094	2.903%	6/25/2029	1,150	1,109
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K095	2.785%	6/25/2029	1,150	1,105

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K096	2.519%	7/25/2029	1,000	951
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K098	2.425%	8/25/2029	1,850	1,751
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K099	2.595%	9/25/2029	850	808
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K101	2.524%	10/25/2029	1,500	1,420
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K102	2.537%	10/25/2029	1,400	1,326
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K103	2.651%	11/25/2029	1,100	1,045
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K104	2.253%	1/25/2030	1,835	1,713
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K105	1.872%	1/25/2030	990	908
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K108	1.517%	3/25/2030	600	541
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K109	1.558%	4/25/2030	1,000	901
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K110	1.477%	4/25/2030	225	202
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K111	1.350%	5/25/2030	550	490
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K113	1.341%	6/25/2030	500	444
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K114	1.366%	6/25/2030	700	621
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K116	1.378%	7/25/2030	1,250	1,107
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K117	1.406%	8/25/2030	1,200	1,062
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K118	1.493%	9/25/2030	1,600	1,418
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K120	1.500%	10/25/2030	1,100	972
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K121	0.995%	8/25/2030	106	98
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K121	1.547%	10/25/2030	700	620
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K122	0.863%	5/25/2030	40	38
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K122	1.521%	11/25/2030	700	617
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K123	1.621%	12/25/2030	2,150	1,906
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K124	1.658%	12/25/2030	1,225	1,086
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K125	1.846%	1/25/2031	875	782
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K126	2.074%	1/25/2031	1,075	973
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K127	2.108%	1/25/2031	600	543
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K128	2.020%	3/25/2031	1,115	1,005
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K129	1.342%	9/25/2030	211	195
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K129	1.914%	5/25/2031	1,800	1,608
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K130	1.723%	6/25/2031	700	616
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K131	1.853%	7/25/2031	5,750	5,088
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K132	2.023%	8/25/2031	500	444
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K133	2.096%	9/25/2031	900	802
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K134	1.714%	7/25/2031	95	88
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K134	2.243%	10/25/2031	850	763
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K135	2.154%	10/25/2031	550	491
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K138	2.476%	1/25/2032	725	657
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K140	2.250%	1/25/2032	550	491
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K143	2.350%	3/25/2032	2,050	1,835
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K143	2.711%	4/25/2055	96	91
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K148	3.500%	7/25/2032	500	477
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K152	3.080%	1/25/2031	400	381
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K153	3.294%	3/25/2029	1,600	1,557
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K153	3.117%	10/25/2031	900	844
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K154	3.424%	4/25/2032	250	244
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K154	3.459%	11/25/2032	400	378
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K155	3.750%	11/25/2032	400	395
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K155	3.750%	4/25/2033	850	816
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K156	4.430%	2/25/2033	400	403
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	3.990%	5/25/2033	275	273
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	4.200%	5/25/2033	850	843
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	3.990%	8/25/2033	375	364
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K158	3.900%	12/25/2030	300	297
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K159	3.950%	11/25/2030	300	297
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K159	4.500%	7/25/2033	600	606
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K160	4.500%	8/25/2033	950	959
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K161	4.900%	10/25/2033	500	519
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K164	5.000%	5/25/2034	1,300	1,354
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K165	4.489%	9/25/2034	515	517
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K167	4.760%	10/25/2034	825	844
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K168	4.130%	12/25/2034	925	903
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K169	4.660%	12/25/2034	600	609
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K171	4.400%	6/25/2035	350	348
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K505	4.819%	6/25/2028	640	652
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K506	4.650%	8/25/2028	480	488
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K507	4.800%	9/25/2028	450	459
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K508	4.740%	8/25/2028	800	815
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K509	4.850%	9/25/2028	550	563
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K510	5.069%	10/25/2028	400	411

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K511	4.860%	10/25/2028	250	256
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K512	5.000%	11/25/2028	300	308
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K513	4.724%	12/25/2028	500	509
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K515	5.400%	1/25/2029	750	778
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K516	5.477%	1/25/2029	650	676
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K517	5.355%	1/25/2029	600	624
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K518	5.400%	1/25/2029	530	551
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K520	5.180%	3/25/2029	540	559
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K524	4.720%	5/25/2029	300	307
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K526	4.543%	7/25/2029	500	508
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K533	4.230%	12/25/2029	300	302
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K537	4.430%	2/25/2030	326	330
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K538	4.478%	1/25/2030	3,000	3,046
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K541	4.348%	2/25/2030	3,000	3,031
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K542	4.404%	4/25/2030	1,650	1,671
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K543	4.329%	6/25/2030	250	252
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K547	4.421%	5/25/2030	300	304
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K737	2.525%	10/25/2026	1,700	1,677
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K739	1.336%	9/25/2027	1,820	1,743
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K741	1.603%	12/25/2027	1,725	1,643
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K742	1.760%	3/25/2028	850	809
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K743	1.770%	5/25/2028	550	521
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K744	1.712%	7/25/2028	405	382
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K745	1.657%	8/25/2028	1,100	1,033
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K746	2.031%	9/25/2028	725	687
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K747	2.050%	11/25/2028	650	615
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K749	2.120%	4/25/2029	125	117
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K751	4.412%	3/25/2030	650	658
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K752	4.284%	7/25/2030	640	645
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K753	4.400%	10/25/2030	800	810
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K754	4.940%	11/25/2030	350	363
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K756	4.963%	5/25/2031	500	519
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K757	4.456%	8/25/2031	1,100	1,115
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K758	4.680%	10/25/2031	1,725	1,767
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K759	4.800%	1/25/2032	1,000	1,031
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K760	4.550%	1/25/2032	250	254
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K761	4.400%	6/25/2032	3,200	3,225
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1510	3.718%	1/25/2031	300	294
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1510	3.794%	1/25/2034	2,135	2,036
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1511	3.470%	3/25/2031	375	363
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1511	3.542%	3/25/2034	950	891
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1513	2.797%	8/25/2034	2,295	2,011
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1514	2.859%	10/25/2034	950	837
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1515	1.940%	2/25/2035	625	506
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1516	1.721%	5/25/2035	875	685
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1517	1.716%	7/25/2035	1,250	982
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1518	1.860%	10/25/2035	375	295
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1519	2.013%	12/25/2035	1,065	843
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1520	2.007%	7/25/2035	241	208
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1520	2.438%	2/25/2036	875	720
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1521	2.184%	8/25/2036	700	556
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1522	2.361%	10/25/2036	675	544
[3,5]	FHLMC Multifamily WI Certificates Series K170	5.000%	6/25/2035	3,000	3,126
[3]	Fifth Third Auto Trust Series 2023-1	5.530%	8/15/2028	345	348
[3]	Fifth Third Auto Trust Series 2023-1	5.520%	2/17/2031	100	102
[3]	First National Master Note Trust Series 2023-2	5.770%	9/15/2029	250	254
[3]	Ford Credit Auto Lease Trust Series 2023-B	5.910%	10/15/2026	10	10
[3]	Ford Credit Auto Lease Trust Series 2023-B	5.870%	1/15/2027	100	100
[3]	Ford Credit Auto Lease Trust Series 2023-B	6.200%	2/15/2027	100	101
[3]	Ford Credit Auto Lease Trust Series 2025-A	4.720%	6/15/2028	400	404
[3]	Ford Credit Auto Lease Trust Series 2025-A	4.780%	2/15/2029	400	405
[3]	Ford Credit Auto Lease Trust Series 2025-B	4.230%	12/15/2028	800	804
[3]	Ford Credit Auto Lease Trust Series 2025-B	4.300%	8/15/2029	300	301
[3]	Ford Credit Auto Owner Trust Series 2022-A	1.560%	5/15/2027	32	32
[3]	Ford Credit Auto Owner Trust Series 2022-B	3.930%	8/15/2027	92	92
[3]	Ford Credit Auto Owner Trust Series 2022-C	4.480%	12/15/2026	41	41
[3]	Ford Credit Auto Owner Trust Series 2022-C	4.590%	12/15/2027	325	326
[3]	Ford Credit Auto Owner Trust Series 2023-A	4.650%	2/15/2028	92	92
[3]	Ford Credit Auto Owner Trust Series 2023-A	4.560%	12/15/2028	75	76
[3]	Ford Credit Auto Owner Trust Series 2023-B	5.230%	5/15/2028	184	185

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Ford Credit Auto Owner Trust Series 2023-B	5.060%	2/15/2029	50	51
[3]	Ford Credit Auto Owner Trust Series 2023-C	5.530%	9/15/2028	312	315
[3]	Ford Credit Auto Owner Trust Series 2023-C	5.490%	5/15/2029	150	154
[3]	Ford Credit Auto Owner Trust Series 2024-A	5.010%	9/15/2029	640	653
[3]	Ford Credit Auto Owner Trust Series 2025-B	3.910%	4/15/2030	480	480
[3]	Ford Credit Auto Owner Trust Series 2025-B	3.950%	7/15/2031	170	170
[3]	Ford Credit Floorplan Master Owner Trust A Series 2018-4	4.060%	11/15/2030	700	700
[3]	Ford Credit Floorplan Master Owner Trust A Series 2025-1	4.630%	4/15/2030	400	406
[3]	GM Financial Automobile Leasing Trust Series 2023-2	5.540%	5/20/2027	60	60
[3]	GM Financial Automobile Leasing Trust Series 2023-3	5.380%	11/20/2026	20	20
[3]	GM Financial Automobile Leasing Trust Series 2023-3	5.880%	8/20/2027	75	75
[3]	GM Financial Automobile Leasing Trust Series 2024-1	5.090%	3/22/2027	290	291
[3]	GM Financial Automobile Leasing Trust Series 2024-1	5.090%	2/22/2028	75	76
[3]	GM Financial Automobile Leasing Trust Series 2024-1	5.330%	3/20/2028	75	76
[3]	GM Financial Automobile Leasing Trust Series 2024-3	4.210%	10/20/2027	165	165
[3]	GM Financial Automobile Leasing Trust Series 2024-3	4.220%	10/20/2028	175	176
[3]	GM Financial Automobile Leasing Trust Series 2025-1	4.660%	2/21/2028	400	404
[3]	GM Financial Automobile Leasing Trust Series 2025-1	4.700%	2/20/2029	250	253
[3]	GM Financial Automobile Leasing Trust Series 2025-3	4.170%	8/21/2028	333	334
[3]	GM Financial Automobile Leasing Trust Series 2025-3	4.200%	8/20/2029	75	75
[3]	GM Financial Consumer Automobile Receivables Trust Series 2021-4	0.990%	10/18/2027	67	66
[3]	GM Financial Consumer Automobile Receivables Trust Series 2022-1	1.510%	4/17/2028	59	58
[3]	GM Financial Consumer Automobile Receivables Trust Series 2022-2	3.250%	4/17/2028	50	50
[3]	GM Financial Consumer Automobile Receivables Trust Series 2022-3	3.710%	12/16/2027	100	100
[3]	GM Financial Consumer Automobile Receivables Trust Series 2022-4	4.820%	8/16/2027	156	156
[3]	GM Financial Consumer Automobile Receivables Trust Series 2022-4	4.880%	8/16/2028	100	101
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	4.660%	2/16/2028	98	99
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	4.590%	7/17/2028	50	50
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-2	4.470%	2/16/2028	162	163
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-2	4.430%	10/16/2028	275	277
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-3	5.450%	6/16/2028	100	101
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-3	5.340%	12/18/2028	81	82
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-4	5.780%	8/16/2028	175	177
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-4	5.710%	2/16/2029	200	205
[3]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	4.850%	12/18/2028	100	101
[3]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	4.860%	6/18/2029	50	51
[3]	GM Financial Consumer Automobile Receivables Trust Series 2024-3	5.090%	11/16/2029	700	714
[3]	GM Financial Consumer Automobile Receivables Trust Series 2024-4	4.440%	4/16/2030	200	202
[3]	GM Financial Consumer Automobile Receivables Trust Series 2025-1	4.620%	12/17/2029	300	303
[3]	GM Financial Consumer Automobile Receivables Trust Series 2025-1	4.730%	8/16/2030	300	305
[3]	GM Financial Consumer Automobile Receivables Trust Series 2025-3	4.180%	8/16/2030	200	201
[3]	GM Financial Consumer Automobile Receivables Trust Series 2025-3	4.300%	9/16/2031	50	50
[3]	GS Mortgage Securities Trust Series 2014-GC22	3.862%	6/10/2047	31	30
[3]	GS Mortgage Securities Trust Series 2014-GC24	4.527%	9/10/2047	125	120
[3]	GS Mortgage Securities Trust Series 2014-GC26	4.215%	11/10/2047	117	111
[3]	GS Mortgage Securities Trust Series 2015-GC34	3.506%	10/10/2048	161	159
[3]	GS Mortgage Securities Trust Series 2016-GS3	2.850%	10/10/2049	775	766
[3]	GS Mortgage Securities Trust Series 2016-GS4	3.442%	11/10/2049	275	272
[3]	GS Mortgage Securities Trust Series 2016-GS4	3.645%	11/10/2049	200	197
[3]	GS Mortgage Securities Trust Series 2017-GS5	3.674%	3/10/2050	625	617
[3]	GS Mortgage Securities Trust Series 2017-GS5	3.826%	3/10/2050	250	239
[3]	GS Mortgage Securities Trust Series 2017-GS6	3.433%	5/10/2050	700	689
[3]	GS Mortgage Securities Trust Series 2017-GS6	3.638%	5/10/2050	100	95
[3]	GS Mortgage Securities Trust Series 2017-GS6	4.322%	5/10/2050	30	21
[3]	GS Mortgage Securities Trust Series 2017-GS7	3.430%	8/10/2050	983	962
[3]	GS Mortgage Securities Trust Series 2017-GS7	3.663%	8/10/2050	262	253
[3]	GS Mortgage Securities Trust Series 2017-GS8	3.205%	11/10/2050	200	196
[3]	GS Mortgage Securities Trust Series 2019-GC39	3.567%	5/10/2052	400	382
[3]	GS Mortgage Securities Trust Series 2019-GC40	2.904%	7/10/2052	250	238
[3]	GS Mortgage Securities Trust Series 2019-GC40	3.160%	7/10/2052	550	521
[3]	GS Mortgage Securities Trust Series 2019-GC42	3.001%	9/10/2052	1,125	1,056
[3]	GS Mortgage Securities Trust Series 2019-GC42	3.212%	9/10/2052	275	255
[3]	GS Mortgage Securities Trust Series 2019-GSA1	3.048%	11/10/2052	500	474
[3]	GS Mortgage Securities Trust Series 2020-GC45	2.911%	2/13/2053	525	492
[3]	GS Mortgage Securities Trust Series 2020-GC45	3.173%	2/13/2053	150	139
[3]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/2053	250	229
[3]	GS Mortgage Securities Trust Series 2020-GSA2	2.012%	12/12/2053	475	419
[3]	GS Mortgage Securities Trust Series 2020-GSA2	2.224%	12/12/2053	75	64
[3]	Harley-Davidson Motorcycle Trust Series 2021-B	0.820%	5/15/2029	46	46
[3]	Harley-Davidson Motorcycle Trust Series 2022-A	3.260%	1/15/2030	69	69

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Harley-Davidson Motorcycle Trust Series 2023-A	5.050%	12/15/2027	118	119
[3]	Harley-Davidson Motorcycle Trust Series 2023-A	4.970%	6/17/2030	275	278
[3]	Harley-Davidson Motorcycle Trust Series 2023-B	5.690%	8/15/2028	314	317
[3]	Harley-Davidson Motorcycle Trust Series 2023-B	5.780%	4/15/2031	150	154
[3]	Harley-Davidson Motorcycle Trust Series 2024-A	5.370%	3/15/2029	1,000	1,011
[3]	Harley-Davidson Motorcycle Trust Series 2024-A	5.290%	12/15/2031	1,500	1,537
[3]	Harley-Davidson Motorcycle Trust Series 2024-B	4.310%	7/16/2029	120	120
[3]	Harley-Davidson Motorcycle Trust Series 2024-B	4.280%	4/15/2032	250	251
[3]	Honda Auto Receivables Owner Trust Series 2022-2	3.730%	7/20/2026	12	12
[3]	Honda Auto Receivables Owner Trust Series 2022-2	3.760%	12/18/2028	75	75
[3]	Honda Auto Receivables Owner Trust Series 2023-1	5.040%	4/21/2027	67	67
[3]	Honda Auto Receivables Owner Trust Series 2023-1	4.970%	6/21/2029	75	76
[3]	Honda Auto Receivables Owner Trust Series 2023-2	4.930%	11/15/2027	121	122
[3]	Honda Auto Receivables Owner Trust Series 2023-2	4.910%	9/17/2029	50	50
[3]	Honda Auto Receivables Owner Trust Series 2023-3	5.410%	2/18/2028	343	345
[3]	Honda Auto Receivables Owner Trust Series 2023-3	5.300%	12/18/2029	60	61
[3]	Honda Auto Receivables Owner Trust Series 2023-4	5.670%	6/21/2028	263	266
[3]	Honda Auto Receivables Owner Trust Series 2023-4	5.660%	2/21/2030	850	870
[3]	Honda Auto Receivables Owner Trust Series 2024-1	5.210%	8/15/2028	497	502
[3]	Honda Auto Receivables Owner Trust Series 2024-1	5.170%	5/15/2030	50	51
[3]	Honda Auto Receivables Owner Trust Series 2024-2	5.270%	11/20/2028	1,000	1,014
[3]	Honda Auto Receivables Owner Trust Series 2024-2	5.210%	7/18/2030	1,000	1,020
[3]	Honda Auto Receivables Owner Trust Series 2024-3	4.570%	3/21/2029	700	706
[3]	Honda Auto Receivables Owner Trust Series 2024-4	4.330%	5/15/2029	140	141
[3]	Honda Auto Receivables Owner Trust Series 2025-1	4.570%	9/21/2029	1,000	1,011
[3]	Honda Auto Receivables Owner Trust Series 2025-1	4.640%	5/21/2031	500	508
[3]	Honda Auto Receivables Owner Trust Series 2025-3	4.040%	2/21/2030	435	436
[3]	Honda Auto Receivables Owner Trust Series 2025-3	4.100%	11/21/2031	75	75
[3]	Hyundai Auto Receivables Trust Series 2021-C	1.030%	12/15/2027	20	20
[3]	Hyundai Auto Receivables Trust Series 2023-A	4.480%	7/17/2028	100	100
[3]	Hyundai Auto Receivables Trust Series 2023-B	5.480%	4/17/2028	134	135
[3]	Hyundai Auto Receivables Trust Series 2023-B	5.310%	8/15/2029	57	58
[3]	Hyundai Auto Receivables Trust Series 2023-C	5.540%	10/16/2028	144	145
[3]	Hyundai Auto Receivables Trust Series 2023-C	5.550%	12/17/2029	100	103
[3]	Hyundai Auto Receivables Trust Series 2024-B	4.840%	3/15/2029	500	505
[3]	Hyundai Auto Receivables Trust Series 2024-B	4.740%	9/16/2030	262	267
[3]	Hyundai Auto Receivables Trust Series 2024-C	4.440%	1/15/2031	135	136
[3]	Hyundai Auto Receivables Trust Series 2025-A	4.400%	4/15/2031	400	404
[3]	Hyundai Auto Receivables Trust Series 2025-B	4.360%	12/17/2029	400	404
[3]	Hyundai Auto Receivables Trust Series 2025-B	4.440%	6/17/2030	150	152
[3]	John Deere Owner Trust Series 2022-C	5.200%	9/17/2029	175	176
[3]	John Deere Owner Trust Series 2023-A	5.010%	11/15/2027	128	129
[3]	John Deere Owner Trust Series 2023-A	5.010%	12/17/2029	75	76
[3]	John Deere Owner Trust Series 2023-B	5.180%	3/15/2028	180	181
[3]	John Deere Owner Trust Series 2023-B	5.110%	5/15/2030	75	76
[3]	John Deere Owner Trust Series 2023-C	5.480%	5/15/2028	457	461
[3]	John Deere Owner Trust Series 2023-C	5.390%	8/15/2030	80	82
[3]	John Deere Owner Trust Series 2024-B	5.200%	3/15/2029	380	386
[3]	John Deere Owner Trust Series 2024-C	4.150%	8/15/2031	250	251
[3]	John Deere Owner Trust Series 2025-A	4.420%	2/17/2032	250	253
[3]	John Deere Owner Trust Series 2025-B	4.170%	12/17/2029	300	302
[3]	John Deere Owner Trust Series 2025-B	4.340%	6/15/2032	60	61
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	2.870%	8/15/2049	975	959
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4	3.648%	12/15/2049	400	396
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4	3.870%	12/15/2049	325	319
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.654%	2/15/2047	56	54
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C22	4.110%	9/15/2047	88	87
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C23	4.202%	9/15/2047	87	85
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.639%	11/15/2047	11	11
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.914%	11/15/2047	300	285
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C25	3.672%	11/15/2047	87	86
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.951%	1/15/2048	123	118
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C27	3.179%	2/15/2048	4	4
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	4.226%	7/15/2048	194	190
[3]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP5	3.723%	3/15/2050	1,250	1,238
[3]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.490%	7/15/2050	250	244
[3]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.744%	7/15/2050	400	382
[3]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR4	4.029%	3/10/2052	1,400	1,341
[3]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR5	3.386%	6/13/2052	850	802
[3]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR5	3.669%	6/13/2052	75	70

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	JPMDB Commercial Mortgage Securities Trust Series 2016-C2	3.484%	6/15/2049	150	140
[3]	JPMDB Commercial Mortgage Securities Trust Series 2016-C4	3.141%	12/15/2049	100	98
[3]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.694%	3/15/2050	2,000	1,970
[3]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.858%	3/15/2050	425	389
[3]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.409%	10/15/2050	275	269
[3]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.713%	10/15/2050	175	169
[3]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/2051	1,000	996
[3]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.421%	6/15/2051	125	123
[3]	JPMDB Commercial Mortgage Securities Trust Series 2019-COR6	3.057%	11/13/2052	1,250	1,133
[3]	JPMDB Commercial Mortgage Securities Trust Series 2020-COR7	2.180%	5/13/2053	250	212
[3]	Mercedes-Benz Auto Lease Trust Series 2023-A	4.740%	1/15/2027	60	60
[3]	Mercedes-Benz Auto Lease Trust Series 2023-A	4.710%	2/15/2029	200	200
[3]	Mercedes-Benz Auto Lease Trust Series 2024-A	5.320%	1/18/2028	350	354
[3]	Mercedes-Benz Auto Lease Trust Series 2024-B	4.230%	2/15/2028	275	276
[3]	Mercedes-Benz Auto Lease Trust Series 2024-B	4.220%	6/17/2030	140	140
[3]	Mercedes-Benz Auto Lease Trust Series 2025-A	4.610%	4/16/2029	150	152
[3]	Mercedes-Benz Auto Lease Trust Series 2025-A	4.690%	2/18/2031	100	102
[3]	Mercedes-Benz Auto Receivables Trust Series 2021-1	0.730%	12/15/2027	25	25
[3]	Mercedes-Benz Auto Receivables Trust Series 2023-1	4.510%	11/15/2027	121	121
[3]	Mercedes-Benz Auto Receivables Trust Series 2023-1	4.310%	4/16/2029	50	50
[3]	Mercedes-Benz Auto Receivables Trust Series 2023-2	5.950%	11/15/2028	250	253
[3]	Mercedes-Benz Auto Receivables Trust Series 2023-2	6.010%	1/15/2031	250	259
[3]	Mercedes-Benz Auto Receivables Trust Series 2024-1	4.800%	4/16/2029	700	705
[3]	Mercedes-Benz Auto Receivables Trust Series 2024-1	4.790%	7/15/2031	50	51
[3]	Mercedes-Benz Auto Receivables Trust Series 2025-1	4.780%	12/17/2029	700	709
[3]	Mercedes-Benz Auto Receivables Trust Series 2025-1	4.920%	4/15/2031	250	257
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.883%	4/15/2048	200	188
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30	2.860%	9/15/2049	800	787
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31	3.102%	11/15/2049	950	936
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.720%	12/15/2049	800	794
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.994%	12/15/2049	325	321
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33	3.599%	5/15/2050	1,000	989
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33	3.852%	5/15/2050	400	392
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.276%	11/15/2052	400	393
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.536%	11/15/2052	575	566
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2025-C35	5.633%	8/15/2058	600	637
[3]	Morgan Stanley Capital I Series 2017-HR2	3.587%	12/15/2050	225	222
[3]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.049%	11/15/2049	400	392
[3]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.282%	11/15/2049	317	297
[3]	Morgan Stanley Capital I Trust Series 2016-UB11	2.782%	8/15/2049	800	790
[3]	Morgan Stanley Capital I Trust Series 2016-UB12	3.596%	12/15/2049	825	814
[3]	Morgan Stanley Capital I Trust Series 2017-H1	3.530%	6/15/2050	550	543
[3]	Morgan Stanley Capital I Trust Series 2019-H6	3.417%	6/15/2052	1,050	1,014
[3]	Morgan Stanley Capital I Trust Series 2019-H6	3.700%	6/15/2052	125	119
[3]	Morgan Stanley Capital I Trust Series 2019-H7	3.261%	7/15/2052	200	192
[3]	Morgan Stanley Capital I Trust Series 2019-L2	3.806%	3/15/2052	225	219
[3]	Morgan Stanley Capital I Trust Series 2019-L2	4.071%	3/15/2052	625	612
[3]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/2052	775	736
[3]	Morgan Stanley Capital I Trust Series 2020-HR8	2.041%	7/15/2053	300	269
[3]	Morgan Stanley Capital I Trust Series 2020-L4	2.698%	2/15/2053	750	698
[3]	Morgan Stanley Capital I Trust Series 2020-L4	2.880%	2/15/2053	115	105
[3]	Morgan Stanley Capital I Trust Series 2021-L6	2.444%	6/15/2054	375	333
[3]	Morgan Stanley Capital I Trust Series 2021-L6	2.749%	6/15/2054	50	44
[3]	Morgan Stanley Capital I Trust Series 2021-L6	2.951%	6/15/2054	25	21
[3]	Morgan Stanley Capital I Trust Series 2021-L7	2.574%	10/15/2054	725	643
[3]	Morgan Stanley Capital I Trust Series 2022-L8	3.918%	4/15/2055	750	703
[3]	MSWF Commercial Mortgage Trust Series 2023-1	5.752%	5/15/2056	325	344
[3]	MSWF Commercial Mortgage Trust Series 2023-1	6.199%	5/15/2056	200	212
[3]	MSWF Commercial Mortgage Trust Series 2023-2	6.014%	12/15/2056	150	162
[3]	Nissan Auto Lease Trust Series 2023-B	5.610%	11/15/2027	40	40
[3]	Nissan Auto Lease Trust Series 2024-A	4.910%	4/15/2027	200	201
[3]	Nissan Auto Lease Trust Series 2024-A	4.970%	9/15/2028	50	50
[3]	Nissan Auto Lease Trust Series 2024-B	4.960%	8/15/2028	1,000	1,012
[3]	Nissan Auto Lease Trust Series 2025-A	4.750%	3/15/2028	250	253
[3]	Nissan Auto Lease Trust Series 2025-A	4.800%	2/15/2029	200	203
[3]	Nissan Auto Lease Trust Series 2025-B	4.320%	11/15/2028	500	503
[3]	Nissan Auto Lease Trust Series 2025-B	4.350%	7/16/2029	400	402
[3]	Nissan Auto Receivables Owner Trust Series 2021-A	0.570%	9/15/2027	30	30
[3]	Nissan Auto Receivables Owner Trust Series 2022-A	1.860%	8/17/2026	2	2
[3]	Nissan Auto Receivables Owner Trust Series 2022-A	2.070%	12/17/2029	150	149

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Nissan Auto Receivables Owner Trust Series 2022-B	4.460%	5/17/2027	98	98
[3]	Nissan Auto Receivables Owner Trust Series 2022-B	4.450%	11/15/2029	100	101
[3]	Nissan Auto Receivables Owner Trust Series 2023-A	4.910%	11/15/2027	277	278
[3]	Nissan Auto Receivables Owner Trust Series 2023-A	4.850%	6/17/2030	50	51
[3]	Nissan Auto Receivables Owner Trust Series 2023-B	5.930%	3/15/2028	395	398
[3]	Nissan Auto Receivables Owner Trust Series 2023-B	5.960%	10/15/2030	500	513
[3]	Nissan Auto Receivables Owner Trust Series 2024-A	5.280%	12/15/2028	1,000	1,012
[3]	Nissan Auto Receivables Owner Trust Series 2025-A	4.490%	12/17/2029	350	354
[3]	PSNH Funding LLC 3 Series 2018-1	3.506%	8/1/2028	32	32
[3]	PSNH Funding LLC 3 Series 2018-1	3.814%	2/1/2035	225	220
[3]	Santander Drive Auto Receivables Trust Series 2021-4	1.670%	10/15/2027	30	30
[3]	Santander Drive Auto Receivables Trust Series 2022-2	3.760%	7/16/2029	180	180
[3]	Santander Drive Auto Receivables Trust Series 2022-5	4.740%	10/16/2028	72	72
[3]	Santander Drive Auto Receivables Trust Series 2022-6	4.960%	11/15/2028	69	69
[3]	Santander Drive Auto Receivables Trust Series 2023-1	4.980%	2/15/2028	5	5
[3]	Santander Drive Auto Receivables Trust Series 2023-1	5.090%	5/15/2030	100	101
[3]	Santander Drive Auto Receivables Trust Series 2023-2	5.240%	5/15/2028	46	47
[3]	Santander Drive Auto Receivables Trust Series 2023-2	5.470%	12/16/2030	75	76
[3]	Santander Drive Auto Receivables Trust Series 2023-3	5.610%	7/17/2028	114	115
[3]	Santander Drive Auto Receivables Trust Series 2023-3	5.770%	11/15/2030	80	81
[3]	Santander Drive Auto Receivables Trust Series 2023-4	5.730%	4/17/2028	89	90
[3]	Santander Drive Auto Receivables Trust Series 2023-4	5.770%	12/15/2028	120	121
[3]	Santander Drive Auto Receivables Trust Series 2023-4	6.040%	12/15/2031	300	308
[3]	Santander Drive Auto Receivables Trust Series 2023-5	6.020%	9/15/2028	199	200
[3]	Santander Drive Auto Receivables Trust Series 2023-5	6.160%	12/17/2029	200	204
[3]	Santander Drive Auto Receivables Trust Series 2023-5	6.430%	2/18/2031	350	364
[3]	Santander Drive Auto Receivables Trust Series 2023-6	5.930%	7/17/2028	122	123
[3]	Santander Drive Auto Receivables Trust Series 2023-6	5.980%	4/16/2029	50	51
[3]	Santander Drive Auto Receivables Trust Series 2024-1	5.250%	4/17/2028	47	47
[3]	Santander Drive Auto Receivables Trust Series 2024-1	5.230%	12/15/2028	50	50
[3]	Santander Drive Auto Receivables Trust Series 2024-2	5.630%	11/15/2028	412	414
[3]	Santander Drive Auto Receivables Trust Series 2024-2	5.780%	7/16/2029	800	812
[3]	Santander Drive Auto Receivables Trust Series 2024-3	5.630%	1/16/2029	310	311
[3]	Santander Drive Auto Receivables Trust Series 2024-4	4.850%	1/16/2029	300	301
[3]	Santander Drive Auto Receivables Trust Series 2025-1	4.740%	1/16/2029	300	301
[3]	Santander Drive Auto Receivables Trust Series 2025-3	4.380%	1/15/2030	700	704
[3]	Synchrony Card Funding LLC Series 2023-A1	5.540%	7/15/2029	400	405
[3]	Synchrony Card Funding LLC Series 2023-A2	5.740%	10/15/2029	800	815
[3]	Synchrony Card Funding LLC Series 2024-A2	4.930%	7/15/2030	1,275	1,296
[3]	Synchrony Card Funding LLC Series 2025-A2	4.490%	5/15/2031	300	304
[3]	Synchrony Card Issuance Trust Series 2025-A1	4.780%	2/15/2031	500	509
[3]	Toyota Auto Receivables Owner Trust Series 2021-C	0.720%	1/15/2027	35	35
[3]	Toyota Auto Receivables Owner Trust Series 2021-D	1.020%	3/15/2027	51	51
[3]	Toyota Auto Receivables Owner Trust Series 2022-B	2.930%	9/15/2026	12	12
[3]	Toyota Auto Receivables Owner Trust Series 2022-B	3.110%	8/16/2027	75	75
[3]	Toyota Auto Receivables Owner Trust Series 2022-C	3.760%	4/15/2027	74	74
[3]	Toyota Auto Receivables Owner Trust Series 2022-C	3.770%	2/15/2028	75	75
[3]	Toyota Auto Receivables Owner Trust Series 2023-A	4.630%	9/15/2027	108	108
[3]	Toyota Auto Receivables Owner Trust Series 2023-A	4.420%	8/15/2028	100	101
[3]	Toyota Auto Receivables Owner Trust Series 2023-B	4.710%	2/15/2028	171	171
[3]	Toyota Auto Receivables Owner Trust Series 2023-B	4.660%	9/15/2028	100	101
[3]	Toyota Auto Receivables Owner Trust Series 2023-C	5.160%	4/17/2028	219	220
[3]	Toyota Auto Receivables Owner Trust Series 2023-C	5.010%	2/15/2029	75	76
[3]	Toyota Auto Receivables Owner Trust Series 2023-D	5.540%	8/15/2028	248	251
[3]	Toyota Auto Receivables Owner Trust Series 2023-D	5.490%	3/15/2029	200	206
[3]	Toyota Auto Receivables Owner Trust Series 2024-A	4.830%	10/16/2028	400	403
[3]	Toyota Auto Receivables Owner Trust Series 2024-A	4.770%	4/16/2029	100	101
[3]	Toyota Auto Receivables Owner Trust Series 2024-B	5.330%	1/16/2029	1,250	1,269
[3]	Toyota Auto Receivables Owner Trust Series 2024-C	4.880%	3/15/2029	575	581
[3]	Toyota Auto Receivables Owner Trust Series 2024-C	4.830%	11/15/2029	400	407
[3]	Toyota Auto Receivables Owner Trust Series 2024-D	4.430%	4/15/2030	205	207
[3]	Toyota Auto Receivables Owner Trust Series 2025-A	4.640%	8/15/2029	800	810
[3]	Toyota Auto Receivables Owner Trust Series 2025-A	4.760%	5/15/2030	800	816
[3]	Toyota Auto Receivables Owner Trust Series 2025-C	4.110%	3/15/2030	400	402
[3]	Toyota Auto Receivables Owner Trust Series 2025-C	4.190%	1/15/2031	400	402
[3]	UBS Commercial Mortgage Trust Series 2017-C1	3.460%	6/15/2050	800	790
[3]	UBS Commercial Mortgage Trust Series 2017-C1	3.724%	6/15/2050	350	342
[3]	UBS Commercial Mortgage Trust Series 2017-C2	3.487%	8/15/2050	600	590
[3]	UBS Commercial Mortgage Trust Series 2017-C2	3.740%	8/15/2050	150	146
[3]	UBS Commercial Mortgage Trust Series 2017-C3	3.426%	8/15/2050	725	707

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	UBS Commercial Mortgage Trust Series 2017-C3	3.739%	8/15/2050	300	291
[3]	UBS Commercial Mortgage Trust Series 2017-C4	3.301%	10/15/2050	433	426
[3]	UBS Commercial Mortgage Trust Series 2017-C4	3.563%	10/15/2050	600	587
[3]	UBS Commercial Mortgage Trust Series 2017-C4	3.836%	10/15/2050	262	252
[3]	UBS Commercial Mortgage Trust Series 2017-C5	3.474%	11/15/2050	400	388
[3]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/2050	600	593
[3]	UBS Commercial Mortgage Trust Series 2017-C7	4.061%	12/15/2050	325	316
[3]	UBS Commercial Mortgage Trust Series 2018-C8	3.720%	2/15/2051	480	477
[3]	UBS Commercial Mortgage Trust Series 2018-C8	3.983%	2/15/2051	200	198
[3]	UBS Commercial Mortgage Trust Series 2018-C8	4.215%	2/15/2051	325	319
[3]	UBS Commercial Mortgage Trust Series 2018-C9	4.117%	3/15/2051	1,200	1,181
[3]	UBS Commercial Mortgage Trust Series 2018-C10	4.313%	5/15/2051	800	795
[3]	UBS Commercial Mortgage Trust Series 2018-C11	4.241%	6/15/2051	150	149
[3]	UBS Commercial Mortgage Trust Series 2018-C12	4.296%	8/15/2051	475	470
[3]	UBS Commercial Mortgage Trust Series 2018-C13	4.334%	10/15/2051	600	594
[3]	UBS Commercial Mortgage Trust Series 2018-C13	4.585%	10/15/2051	100	97
[3]	UBS Commercial Mortgage Trust Series 2018-C14	4.448%	12/15/2051	975	975
[3]	UBS Commercial Mortgage Trust Series 2018-C15	4.341%	12/15/2051	575	571
[3]	UBS Commercial Mortgage Trust Series 2019-C16	3.605%	4/15/2052	400	386
[3]	UBS Commercial Mortgage Trust Series 2019-C16	3.887%	4/15/2052	125	119
[3]	UBS Commercial Mortgage Trust Series 2019-C17	2.921%	10/15/2052	450	424
[3]	UBS Commercial Mortgage Trust Series 2019-C18	3.035%	12/15/2052	275	257
[3]	Verizon Master Trust Series 2023-1	4.490%	1/22/2029	875	876
[3]	Verizon Master Trust Series 2023-4	5.160%	6/20/2029	740	746
[3]	Verizon Master Trust Series 2023-7	5.670%	11/20/2029	200	204
[3]	Verizon Master Trust Series 2024-1	5.000%	12/20/2028	200	200
[3]	Verizon Master Trust Series 2024-4	5.210%	6/20/2029	525	529
[3]	Verizon Master Trust Series 2024-6	4.170%	8/20/2030	2,000	2,009
[3]	Verizon Master Trust Series 2024-8	4.620%	11/20/2030	250	253
[3]	Verizon Master Trust Series 2025-1	4.710%	1/21/2031	900	915
[3]	Verizon Master Trust Series 2025-3	4.510%	3/20/2030	500	504
[3]	Verizon Master Trust Series 2025-7	3.960%	8/20/2031	500	499
[3]	Volkswagen Auto Lease Trust Series 2023-A	5.810%	10/20/2026	225	226
[3]	Volkswagen Auto Lease Trust Series 2023-A	5.800%	4/20/2028	200	201
[3]	Volkswagen Auto Lease Trust Series 2025-A	4.500%	6/20/2028	300	303
[3]	Volkswagen Auto Lease Trust Series 2025-A	4.560%	3/20/2030	150	152
[3]	Volkswagen Auto Loan Enhanced Trust Series 2023-1	5.020%	6/20/2028	153	154
[3]	Volkswagen Auto Loan Enhanced Trust Series 2023-1	5.010%	1/22/2030	50	51
[3]	Volkswagen Auto Loan Enhanced Trust Series 2023-2	5.480%	12/20/2028	200	203
[3]	Volkswagen Auto Loan Enhanced Trust Series 2023-2	5.570%	4/22/2030	150	154
[3]	Volkswagen Auto Loan Enhanced Trust Series 2024-1	4.630%	7/20/2029	275	278
[3]	Volkswagen Auto Loan Enhanced Trust Series 2024-1	4.670%	6/20/2031	115	117
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-P2	3.809%	12/15/2048	116	115
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-BNK1	2.652%	8/15/2049	525	517
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C34	3.096%	6/15/2049	325	321
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C37	3.794%	12/15/2049	325	323
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-LC24	3.367%	10/15/2049	100	98
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-LC25	3.640%	12/15/2059	210	208
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.453%	7/15/2050	854	841
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.665%	7/15/2050	242	236
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.418%	9/15/2050	725	709
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.702%	9/15/2050	400	386
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.317%	10/15/2050	400	394
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.581%	10/15/2050	600	592
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.854%	10/15/2050	150	145
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C41	3.472%	11/15/2050	1,000	982
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-RB1	3.635%	3/15/2050	1,200	1,168
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-RC1	3.631%	1/15/2060	1,200	1,190
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.012%	3/15/2051	1,200	1,190
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.152%	3/15/2051	200	197
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C44	4.212%	5/15/2051	775	770
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C45	4.184%	6/15/2051	1,000	996
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/2051	475	472
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/2061	1,075	1,079
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.302%	1/15/2052	500	500
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C49	4.023%	3/15/2052	975	964
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C50	3.729%	5/15/2052	700	680
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C51	3.311%	6/15/2052	780	738
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C52	2.892%	8/15/2052	200	188
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C52	3.143%	8/15/2052	350	324

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C53	3.040%	10/15/2052	750	712
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C54	3.146%	12/15/2052	450	428
[3]	Wells Fargo Commercial Mortgage Trust Series 2020-C55	2.725%	2/15/2053	975	909
[3]	Wells Fargo Commercial Mortgage Trust Series 2020-C56	2.448%	6/15/2053	135	124
[3]	Wells Fargo Commercial Mortgage Trust Series 2020-C58	2.092%	7/15/2053	175	156
[3]	Wells Fargo Commercial Mortgage Trust Series 2021-C59	2.626%	4/15/2054	400	359
[3]	Wells Fargo Commercial Mortgage Trust Series 2024-5C1	5.928%	7/15/2057	600	629
[3]	Wells Fargo Commercial Mortgage Trust Series 2024-C63	5.309%	8/15/2057	300	311
[3]	WF Card Issuance Trust Series 2024-A1	4.940%	2/15/2029	725	736
[3]	WF Card Issuance Trust Series 2024-A2	4.290%	10/15/2029	550	555
[3]	WFRBS Commercial Mortgage Trust Series 2013-C14	3.488%	6/15/2046	25	24
[3]	WFRBS Commercial Mortgage Trust Series 2014-C22	4.371%	9/15/2057	100	91
[3]	WFRBS Commercial Mortgage Trust Series 2014-C23	4.210%	10/15/2057	61	59
[3]	World Omni Auto Receivables Trust Series 2021-D	1.100%	11/15/2027	165	164
[3]	World Omni Auto Receivables Trust Series 2022-A	1.660%	5/17/2027	21	21
[3]	World Omni Auto Receivables Trust Series 2022-A	1.900%	3/15/2028	50	50
[3]	World Omni Auto Receivables Trust Series 2022-B	3.250%	7/15/2027	48	48
[3]	World Omni Auto Receivables Trust Series 2022-B	3.440%	3/15/2028	125	125
[3]	World Omni Auto Receivables Trust Series 2022-C	3.660%	10/15/2027	61	61
[3]	World Omni Auto Receivables Trust Series 2022-C	3.680%	9/15/2028	100	100
[3]	World Omni Auto Receivables Trust Series 2023-A	4.830%	5/15/2028	189	190
[3]	World Omni Auto Receivables Trust Series 2023-A	4.660%	5/15/2029	100	101
[3]	World Omni Auto Receivables Trust Series 2023-B	4.660%	5/15/2028	159	159
[3]	World Omni Auto Receivables Trust Series 2023-B	4.680%	5/15/2029	275	277
[3]	World Omni Auto Receivables Trust Series 2023-C	5.150%	11/15/2028	133	134
[3]	World Omni Auto Receivables Trust Series 2023-C	5.030%	11/15/2029	25	25
[3]	World Omni Auto Receivables Trust Series 2023-D	5.790%	2/15/2029	472	477
[3]	World Omni Auto Receivables Trust Series 2024-A	4.860%	3/15/2029	350	352
[3]	World Omni Auto Receivables Trust Series 2024-A	4.840%	10/15/2029	100	101
[3]	World Omni Auto Receivables Trust Series 2024-B	5.270%	9/17/2029	1,000	1,011
[3]	World Omni Auto Receivables Trust Series 2024-C	4.430%	12/17/2029	250	251
[3]	World Omni Auto Receivables Trust Series 2024-C	4.440%	5/15/2030	175	176
[3]	World Omni Auto Receivables Trust Series 2025-A	4.730%	3/15/2030	400	405
[3]	World Omni Auto Receivables Trust Series 2025-A	4.860%	11/15/2030	400	407
[3]	World Omni Auto Receivables Trust Series 2025-C	4.080%	11/15/2030	333	334
[3]	World Omni Auto Receivables Trust Series 2025-C	4.190%	11/17/2031	75	75
[3]	World Omni Automobile Lease Securitization Trust Series 2023-A	5.040%	7/17/2028	29	29
[3]	World Omni Automobile Lease Securitization Trust Series 2025-A	4.420%	4/17/2028	250	252
[3]	World Omni Automobile Lease Securitization Trust Series 2025-A	4.490%	5/15/2030	250	252
[3]	World Omni Select Auto Trust Series 2023-A	6.000%	1/16/2029	175	178
[3]	World Omni Select Auto Trust Series 2025-A	4.080%	8/15/2031	140	140
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $509,906)					491,619
Corporate Bonds (9.6%)
Communications (0.7%)
	Alphabet Inc.	0.800%	8/15/2027	542	514
	Alphabet Inc.	4.000%	5/15/2030	575	577
	Alphabet Inc.	1.100%	8/15/2030	2,773	2,428
	Alphabet Inc.	4.500%	5/15/2035	725	726
	Alphabet Inc.	1.900%	8/15/2040	1,000	683
	Alphabet Inc.	2.050%	8/15/2050	2,500	1,420
	Alphabet Inc.	5.250%	5/15/2055	1,000	1,003
	Alphabet Inc.	2.250%	8/15/2060	1,100	594
	Alphabet Inc.	5.300%	5/15/2065	475	472
	America Movil SAB de CV	3.625%	4/22/2029	700	684
	America Movil SAB de CV	2.875%	5/7/2030	700	654
	America Movil SAB de CV	4.700%	7/21/2032	1,000	1,001
	America Movil SAB de CV	5.000%	1/20/2033	469	476
	America Movil SAB de CV	6.375%	3/1/2035	800	883
	America Movil SAB de CV	6.125%	11/15/2037	300	322
	America Movil SAB de CV	6.125%	3/30/2040	1,500	1,602
	America Movil SAB de CV	4.375%	7/16/2042	950	831
	America Movil SAB de CV	4.375%	4/22/2049	1,000	847
	AppLovin Corp.	5.125%	12/1/2029	750	767
	AppLovin Corp.	5.375%	12/1/2031	871	901
	AppLovin Corp.	5.950%	12/1/2054	700	707
	AT&T Inc.	3.800%	2/15/2027	1,820	1,812
	AT&T Inc.	1.650%	2/1/2028	2,750	2,603
[3]	AT&T Inc.	4.100%	2/15/2028	952	951

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AT&T Inc.	4.350%	3/1/2029	1,000	1,004
[3]	AT&T Inc.	4.300%	2/15/2030	1,849	1,853
	AT&T Inc.	4.700%	8/15/2030	200	203
	AT&T Inc.	2.250%	2/1/2032	1,254	1,098
	AT&T Inc.	4.550%	11/1/2032	1,625	1,618
	AT&T Inc.	2.550%	12/1/2033	3,868	3,295
	AT&T Inc.	4.500%	5/15/2035	2,000	1,930
	AT&T Inc.	5.375%	8/15/2035	425	437
	AT&T Inc.	4.900%	11/1/2035	1,025	1,017
	AT&T Inc.	5.250%	3/1/2037	1,100	1,119
	AT&T Inc.	4.900%	8/15/2037	1,405	1,372
	AT&T Inc.	4.850%	3/1/2039	1,000	959
	AT&T Inc.	3.500%	6/1/2041	2,900	2,318
	AT&T Inc.	4.300%	12/15/2042	1,523	1,315
	AT&T Inc.	4.350%	6/15/2045	1,137	959
	AT&T Inc.	5.550%	11/1/2045	1,250	1,238
	AT&T Inc.	4.750%	5/15/2046	1,909	1,703
[3]	AT&T Inc.	5.150%	11/15/2046	742	695
	AT&T Inc.	5.650%	2/15/2047	200	204
	AT&T Inc.	4.500%	3/9/2048	1,900	1,608
	AT&T Inc.	4.550%	3/9/2049	1,424	1,203
	AT&T Inc.	3.650%	6/1/2051	2,885	2,086
	AT&T Inc.	3.300%	2/1/2052	1,100	736
	AT&T Inc.	3.500%	9/15/2053	7,250	5,010
	AT&T Inc.	5.700%	11/1/2054	1,225	1,211
	AT&T Inc.	3.550%	9/15/2055	7,151	4,925
	AT&T Inc.	6.050%	8/15/2056	1,125	1,167
	AT&T Inc.	3.800%	12/1/2057	4,753	3,391
	AT&T Inc.	3.650%	9/15/2059	6,824	4,666
	AT&T Inc.	3.850%	6/1/2060	1,155	821
	Baidu Inc.	3.625%	7/6/2027	325	323
	Baidu Inc.	4.375%	3/29/2028	400	403
	Baidu Inc.	4.875%	11/14/2028	750	766
	Baidu Inc.	3.425%	4/7/2030	320	310
	Baidu Inc.	2.375%	8/23/2031	925	836
	Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/2033	3,637	3,702
	Bell Telephone Co. of Canada or Bell Canada	4.464%	4/1/2048	400	334
	Bell Telephone Co. of Canada or Bell Canada	5.550%	2/15/2054	935	913
	Booking Holdings Inc.	3.550%	3/15/2028	650	643
	British Telecommunications plc	5.125%	12/4/2028	250	256
	British Telecommunications plc	9.625%	12/15/2030	2,300	2,832
	Charter Communications Operating LLC	3.750%	2/15/2028	1,380	1,359
	Charter Communications Operating LLC	4.200%	3/15/2028	1,000	995
	Charter Communications Operating LLC	2.250%	1/15/2029	2,000	1,860
	Charter Communications Operating LLC	5.050%	3/30/2029	1,000	1,013
	Charter Communications Operating LLC	6.100%	6/1/2029	1,000	1,049
	Charter Communications Operating LLC	2.800%	4/1/2031	1,215	1,096
	Charter Communications Operating LLC	2.300%	2/1/2032	800	684
	Charter Communications Operating LLC	4.400%	4/1/2033	2,856	2,706
	Charter Communications Operating LLC	6.650%	2/1/2034	750	802
	Charter Communications Operating LLC	6.550%	6/1/2034	1,500	1,598
	Charter Communications Operating LLC	6.384%	10/23/2035	3,164	3,313
	Charter Communications Operating LLC	3.500%	6/1/2041	2,133	1,558
	Charter Communications Operating LLC	3.500%	3/1/2042	2,000	1,441
	Charter Communications Operating LLC	6.484%	10/23/2045	3,545	3,502
	Charter Communications Operating LLC	5.375%	5/1/2047	3,850	3,325
	Charter Communications Operating LLC	5.750%	4/1/2048	400	362
	Charter Communications Operating LLC	5.125%	7/1/2049	750	620
	Charter Communications Operating LLC	4.800%	3/1/2050	3,227	2,551
	Charter Communications Operating LLC	3.700%	4/1/2051	1,000	660
	Charter Communications Operating LLC	3.900%	6/1/2052	2,400	1,624
	Charter Communications Operating LLC	5.250%	4/1/2053	1,281	1,070
	Charter Communications Operating LLC	6.700%	12/1/2055	2,330	2,353
	Charter Communications Operating LLC	3.850%	4/1/2061	2,350	1,463
	Charter Communications Operating LLC	4.400%	12/1/2061	1,300	901
	Charter Communications Operating LLC	5.500%	4/1/2063	900	753
	Comcast Corp.	2.350%	1/15/2027	1,930	1,892
	Comcast Corp.	3.300%	2/1/2027	1,375	1,363
	Comcast Corp.	3.300%	4/1/2027	1,250	1,238
	Comcast Corp.	3.150%	2/15/2028	1,381	1,356

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Comcast Corp.	4.150%	10/15/2028	5,341	5,364
Comcast Corp.	4.550%	1/15/2029	816	828
Comcast Corp.	5.100%	6/1/2029	3,000	3,101
Comcast Corp.	2.650%	2/1/2030	1,050	985
Comcast Corp.	3.400%	4/1/2030	1,375	1,330
Comcast Corp.	4.250%	10/15/2030	1,200	1,202
Comcast Corp.	1.950%	1/15/2031	389	345
Comcast Corp.	1.500%	2/15/2031	161	139
Comcast Corp.	4.950%	5/15/2032	375	385
Comcast Corp.	7.050%	3/15/2033	1,025	1,177
Comcast Corp.	5.300%	6/1/2034	200	208
Comcast Corp.	4.200%	8/15/2034	1,259	1,203
Comcast Corp.	5.300%	5/15/2035	800	822
Comcast Corp.	4.400%	8/15/2035	2,314	2,222
Comcast Corp.	3.200%	7/15/2036	700	595
Comcast Corp.	6.450%	3/15/2037	1,350	1,507
Comcast Corp.	3.900%	3/1/2038	1,225	1,077
Comcast Corp.	4.600%	10/15/2038	2,300	2,166
Comcast Corp.	3.250%	11/1/2039	200	159
Comcast Corp.	3.750%	4/1/2040	1,350	1,134
Comcast Corp.	4.650%	7/15/2042	565	513
Comcast Corp.	4.600%	8/15/2045	291	255
Comcast Corp.	3.400%	7/15/2046	4,700	3,396
Comcast Corp.	4.000%	8/15/2047	1,700	1,331
Comcast Corp.	3.969%	11/1/2047	1,871	1,460
Comcast Corp.	4.000%	3/1/2048	1,186	927
Comcast Corp.	3.999%	11/1/2049	803	619
Comcast Corp.	3.450%	2/1/2050	1,400	978
Comcast Corp.	2.800%	1/15/2051	1,575	959
Comcast Corp.	2.887%	11/1/2051	3,620	2,228
Comcast Corp.	2.450%	8/15/2052	2,200	1,212
Comcast Corp.	5.350%	5/15/2053	750	704
Comcast Corp.	6.050%	5/15/2055	500	516
Comcast Corp.	2.937%	11/1/2056	5,288	3,136
Comcast Corp.	4.950%	10/15/2058	1,150	1,005
Comcast Corp.	2.650%	8/15/2062	1,000	525
Comcast Corp.	2.987%	11/1/2063	2,384	1,361
Comcast Corp.	5.500%	5/15/2064	300	282
Deutsche Telekom International Finance BV	8.750%	6/15/2030	3,450	4,067
Electronic Arts Inc.	1.850%	2/15/2031	152	144
Electronic Arts Inc.	2.950%	2/15/2051	600	519
Expedia Group Inc.	4.625%	8/1/2027	900	907
Expedia Group Inc.	3.800%	2/15/2028	1,500	1,487
Expedia Group Inc.	3.250%	2/15/2030	1,620	1,547
Expedia Group Inc.	2.950%	3/15/2031	270	250
Expedia Group Inc.	5.400%	2/15/2035	346	355
FactSet Research Systems Inc.	3.450%	3/1/2032	500	462
Fox Corp.	4.709%	1/25/2029	4,200	4,254
Fox Corp.	3.500%	4/8/2030	560	542
Fox Corp.	6.500%	10/13/2033	400	440
Fox Corp.	5.476%	1/25/2039	350	351
Fox Corp.	5.576%	1/25/2049	1,500	1,460
Grupo Televisa SAB	8.500%	3/11/2032	50	54
Grupo Televisa SAB	6.625%	1/15/2040	500	459
Grupo Televisa SAB	5.000%	5/13/2045	1,240	864
Grupo Televisa SAB	6.125%	1/31/2046	350	282
Grupo Televisa SAB	5.250%	5/24/2049	600	424
Interpublic Group of Cos. Inc.	4.750%	3/30/2030	400	402
Interpublic Group of Cos. Inc.	3.375%	3/1/2041	500	375
Interpublic Group of Cos. Inc.	5.400%	10/1/2048	850	791
Koninklijke KPN NV	8.375%	10/1/2030	500	586
Meta Platforms Inc.	3.500%	8/15/2027	1,000	996
Meta Platforms Inc.	4.600%	5/15/2028	1,225	1,250
Meta Platforms Inc.	4.300%	8/15/2029	823	834
Meta Platforms Inc.	4.800%	5/15/2030	200	207
Meta Platforms Inc.	4.550%	8/15/2031	809	825
Meta Platforms Inc.	3.850%	8/15/2032	3,975	3,867
Meta Platforms Inc.	4.750%	8/15/2034	666	674
Meta Platforms Inc.	4.450%	8/15/2052	2,450	2,102
Meta Platforms Inc.	5.600%	5/15/2053	2,200	2,228

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Meta Platforms Inc.	5.400%	8/15/2054	2,001	1,978
	Meta Platforms Inc.	4.650%	8/15/2062	1,200	1,028
	Meta Platforms Inc.	5.750%	5/15/2063	1,427	1,464
	Meta Platforms Inc.	5.550%	8/15/2064	2,625	2,606
	NBCUniversal Media LLC	4.450%	1/15/2043	1,450	1,267
	Netflix Inc.	4.375%	11/15/2026	894	898
	Netflix Inc.	4.875%	4/15/2028	2,346	2,397
	Netflix Inc.	5.875%	11/15/2028	5,319	5,608
	Netflix Inc.	6.375%	5/15/2029	322	347
[8]	Netflix Inc.	4.875%	6/15/2030	583	599
	Omnicom Group Inc.	2.450%	4/30/2030	620	569
	Omnicom Group Inc.	4.200%	6/1/2030	400	397
	Omnicom Group Inc.	2.600%	8/1/2031	750	676
	Omnicom Group Inc.	5.300%	11/1/2034	500	513
	Orange SA	9.000%	3/1/2031	1,860	2,259
	Orange SA	5.375%	1/13/2042	700	698
	Orange SA	5.500%	2/6/2044	600	599
	Paramount Global	2.900%	1/15/2027	599	587
	Paramount Global	3.375%	2/15/2028	1,425	1,388
	Paramount Global	3.700%	6/1/2028	400	391
	Paramount Global	7.875%	7/30/2030	400	447
	Paramount Global	4.950%	1/15/2031	1,025	1,013
	Paramount Global	4.200%	5/19/2032	1,500	1,398
	Paramount Global	5.500%	5/15/2033	1,098	1,086
	Paramount Global	6.875%	4/30/2036	1,266	1,341
	Paramount Global	5.900%	10/15/2040	300	275
	Paramount Global	4.850%	7/1/2042	873	715
	Paramount Global	4.375%	3/15/2043	1,533	1,183
	Paramount Global	5.850%	9/1/2043	946	865
	Paramount Global	5.250%	4/1/2044	500	414
	Paramount Global	4.900%	8/15/2044	500	404
	Paramount Global	4.600%	1/15/2045	1,040	810
	Paramount Global	4.950%	5/19/2050	500	397
	Rogers Communications Inc.	5.000%	2/15/2029	1,522	1,551
	Rogers Communications Inc.	3.800%	3/15/2032	1,900	1,794
	Rogers Communications Inc.	5.300%	2/15/2034	2,602	2,638
	Rogers Communications Inc.	4.500%	3/15/2042	1,900	1,653
	Rogers Communications Inc.	4.550%	3/15/2052	2,700	2,231
	Sprint Capital Corp.	6.875%	11/15/2028	909	978
	Sprint Capital Corp.	8.750%	3/15/2032	2,328	2,835
	Take-Two Interactive Software Inc.	3.700%	4/14/2027	500	496
	Take-Two Interactive Software Inc.	4.950%	3/28/2028	580	591
	Take-Two Interactive Software Inc.	4.000%	4/14/2032	500	481
	Telefonica Emisiones SA	4.103%	3/8/2027	1,675	1,672
	Telefonica Emisiones SA	4.665%	3/6/2038	1,600	1,459
	Telefonica Emisiones SA	5.213%	3/8/2047	656	590
	Telefonica Emisiones SA	4.895%	3/6/2048	1,252	1,075
	Telefonica Emisiones SA	5.520%	3/1/2049	1,000	930
	Telefonica Europe BV	8.250%	9/15/2030	1,580	1,827
	TELUS Corp.	2.800%	2/16/2027	500	490
	TELUS Corp.	3.400%	5/13/2032	350	322
	TELUS Corp.	4.300%	6/15/2049	250	199
	Tencent Music Entertainment Group	2.000%	9/3/2030	400	358
	Time Warner Cable Enterprises LLC	8.375%	7/15/2033	550	646
	Time Warner Cable LLC	6.550%	5/1/2037	1,000	1,039
	Time Warner Cable LLC	6.750%	6/15/2039	1,250	1,304
	Time Warner Cable LLC	5.875%	11/15/2040	1,010	966
	Time Warner Cable LLC	5.500%	9/1/2041	300	275
	Time Warner Cable LLC	4.500%	9/15/2042	1,230	987
	T-Mobile USA Inc.	3.750%	4/15/2027	4,500	4,474
	T-Mobile USA Inc.	4.750%	2/1/2028	1,020	1,022
	T-Mobile USA Inc.	2.050%	2/15/2028	2,000	1,906
	T-Mobile USA Inc.	4.950%	3/15/2028	314	320
	T-Mobile USA Inc.	4.800%	7/15/2028	1,000	1,018
	T-Mobile USA Inc.	4.850%	1/15/2029	1,000	1,020
	T-Mobile USA Inc.	2.625%	2/15/2029	670	636
	T-Mobile USA Inc.	2.400%	3/15/2029	275	259
	T-Mobile USA Inc.	3.375%	4/15/2029	1,135	1,102
	T-Mobile USA Inc.	4.200%	10/1/2029	189	189
	T-Mobile USA Inc.	3.875%	4/15/2030	10,075	9,876

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	T-Mobile USA Inc.	2.550%	2/15/2031	1,952	1,772
	T-Mobile USA Inc.	2.875%	2/15/2031	893	823
	T-Mobile USA Inc.	3.500%	4/15/2031	1,865	1,774
	T-Mobile USA Inc.	2.250%	11/15/2031	900	791
	T-Mobile USA Inc.	2.700%	3/15/2032	925	829
	T-Mobile USA Inc.	5.125%	5/15/2032	264	272
	T-Mobile USA Inc.	5.200%	1/15/2033	1,160	1,197
	T-Mobile USA Inc.	5.050%	7/15/2033	2,120	2,166
	T-Mobile USA Inc.	5.750%	1/15/2034	750	794
	T-Mobile USA Inc.	5.150%	4/15/2034	1,500	1,535
	T-Mobile USA Inc.	4.375%	4/15/2040	2,500	2,257
	T-Mobile USA Inc.	3.000%	2/15/2041	2,900	2,177
	T-Mobile USA Inc.	4.500%	4/15/2050	2,700	2,272
	T-Mobile USA Inc.	3.300%	2/15/2051	3,100	2,106
	T-Mobile USA Inc.	3.400%	10/15/2052	2,100	1,436
	T-Mobile USA Inc.	5.750%	1/15/2054	1,019	1,020
	T-Mobile USA Inc.	5.250%	6/15/2055	400	372
	T-Mobile USA Inc.	5.875%	11/15/2055	459	469
	T-Mobile USA Inc.	3.600%	11/15/2060	1,800	1,221
	T-Mobile USA Inc.	5.800%	9/15/2062	335	336
[3]	TWDC Enterprises 18 Corp.	3.700%	12/1/2042	400	327
[3]	TWDC Enterprises 18 Corp.	3.000%	7/30/2046	400	279
	Uber Technologies Inc.	4.300%	1/15/2030	1,250	1,254
	Uber Technologies Inc.	4.150%	1/15/2031	1,193	1,182
	Uber Technologies Inc.	4.800%	9/15/2034	2,819	2,823
	Uber Technologies Inc.	4.800%	9/15/2035	1,019	1,009
	Uber Technologies Inc.	5.350%	9/15/2054	600	582
	VeriSign Inc.	2.700%	6/15/2031	700	632
	VeriSign Inc.	5.250%	6/1/2032	363	373
	Verizon Communications Inc.	2.100%	3/22/2028	700	668
	Verizon Communications Inc.	4.016%	12/3/2029	3,614	3,589
	Verizon Communications Inc.	3.150%	3/22/2030	1,290	1,233
	Verizon Communications Inc.	1.500%	9/18/2030	500	437
	Verizon Communications Inc.	1.680%	10/30/2030	4,176	3,672
	Verizon Communications Inc.	1.750%	1/20/2031	400	350
	Verizon Communications Inc.	2.550%	3/21/2031	3,600	3,273
	Verizon Communications Inc.	2.355%	3/15/2032	3,115	2,732
	Verizon Communications Inc.	5.050%	5/9/2033	816	836
	Verizon Communications Inc.	4.500%	8/10/2033	1,775	1,748
	Verizon Communications Inc.	4.400%	11/1/2034	1,964	1,893
	Verizon Communications Inc.	4.780%	2/15/2035	1,800	1,771
	Verizon Communications Inc.	5.250%	4/2/2035	1,182	1,201
	Verizon Communications Inc.	4.272%	1/15/2036	1,254	1,175
	Verizon Communications Inc.	5.250%	3/16/2037	862	872
[8]	Verizon Communications Inc.	5.401%	7/2/2037	2,570	2,611
	Verizon Communications Inc.	4.812%	3/15/2039	958	912
	Verizon Communications Inc.	2.650%	11/20/2040	5,985	4,329
	Verizon Communications Inc.	3.400%	3/22/2041	2,888	2,281
	Verizon Communications Inc.	2.850%	9/3/2041	905	658
	Verizon Communications Inc.	4.750%	11/1/2041	500	460
	Verizon Communications Inc.	6.550%	9/15/2043	500	558
	Verizon Communications Inc.	4.125%	8/15/2046	1,380	1,126
	Verizon Communications Inc.	4.862%	8/21/2046	1,830	1,664
	Verizon Communications Inc.	4.522%	9/15/2048	1,000	860
	Verizon Communications Inc.	4.000%	3/22/2050	1,200	946
	Verizon Communications Inc.	2.875%	11/20/2050	5,007	3,195
	Verizon Communications Inc.	3.550%	3/22/2051	200	146
	Verizon Communications Inc.	3.875%	3/1/2052	200	153
	Verizon Communications Inc.	5.500%	2/23/2054	500	492
	Verizon Communications Inc.	4.672%	3/15/2055	200	173
	Verizon Communications Inc.	2.987%	10/30/2056	4,339	2,672
	Verizon Communications Inc.	3.000%	11/20/2060	1,500	909
	Verizon Communications Inc.	3.700%	3/22/2061	2,240	1,578
	Vodafone Group plc	6.150%	2/27/2037	426	464
	Vodafone Group plc	5.250%	5/30/2048	2,200	2,074
	Vodafone Group plc	4.875%	6/19/2049	2,200	1,951
	Vodafone Group plc	4.250%	9/17/2050	1,300	1,036
	Vodafone Group plc	5.625%	2/10/2053	1,299	1,264
	Vodafone Group plc	5.750%	2/10/2063	200	194
	Vodafone Group plc	5.875%	6/28/2064	850	845

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Walt Disney Co.	3.375%	11/15/2026	281	279
	Walt Disney Co.	3.700%	3/23/2027	400	399
	Walt Disney Co.	2.200%	1/13/2028	500	482
	Walt Disney Co.	2.000%	9/1/2029	1,696	1,573
	Walt Disney Co.	3.800%	3/22/2030	585	579
	Walt Disney Co.	2.650%	1/13/2031	3,000	2,790
	Walt Disney Co.	6.550%	3/15/2033	392	445
	Walt Disney Co.	6.200%	12/15/2034	275	310
	Walt Disney Co.	6.400%	12/15/2035	4,968	5,641
	Walt Disney Co.	6.150%	3/1/2037	800	883
	Walt Disney Co.	4.625%	3/23/2040	475	457
	Walt Disney Co.	3.500%	5/13/2040	2,700	2,263
	Walt Disney Co.	5.400%	10/1/2043	600	609
	Walt Disney Co.	4.750%	9/15/2044	690	639
	Walt Disney Co.	2.750%	9/1/2049	2,000	1,290
	Walt Disney Co.	3.600%	1/13/2051	1,200	908
	Walt Disney Co.	3.800%	5/13/2060	1,100	823
	Weibo Corp.	3.375%	7/8/2030	650	615
					413,697
Consumer Discretionary (0.6%)
	Alibaba Group Holding Ltd.	3.400%	12/6/2027	2,335	2,306
[8]	Alibaba Group Holding Ltd.	4.875%	5/26/2030	850	876
	Alibaba Group Holding Ltd.	2.125%	2/9/2031	1,454	1,309
	Alibaba Group Holding Ltd.	4.500%	11/28/2034	600	594
[8]	Alibaba Group Holding Ltd.	5.250%	5/26/2035	1,000	1,047
	Alibaba Group Holding Ltd.	4.000%	12/6/2037	735	677
	Alibaba Group Holding Ltd.	2.700%	2/9/2041	650	484
	Alibaba Group Holding Ltd.	4.200%	12/6/2047	600	512
	Alibaba Group Holding Ltd.	3.150%	2/9/2051	950	664
[8]	Alibaba Group Holding Ltd.	5.625%	11/26/2054	550	573
	Alibaba Group Holding Ltd.	4.400%	12/6/2057	700	600
	Alibaba Group Holding Ltd.	3.250%	2/9/2061	900	604
	Amazon.com Inc.	3.300%	4/13/2027	2,250	2,234
	Amazon.com Inc.	1.200%	6/3/2027	2,200	2,112
	Amazon.com Inc.	3.150%	8/22/2027	2,334	2,309
	Amazon.com Inc.	4.550%	12/1/2027	1,216	1,235
	Amazon.com Inc.	1.650%	5/12/2028	2,125	2,013
	Amazon.com Inc.	3.450%	4/13/2029	1,750	1,725
	Amazon.com Inc.	4.650%	12/1/2029	1,359	1,394
	Amazon.com Inc.	1.500%	6/3/2030	1,000	895
	Amazon.com Inc.	2.100%	5/12/2031	4,204	3,782
	Amazon.com Inc.	3.600%	4/13/2032	1,750	1,692
	Amazon.com Inc.	4.700%	12/1/2032	3,000	3,082
	Amazon.com Inc.	4.800%	12/5/2034	725	749
	Amazon.com Inc.	3.875%	8/22/2037	2,890	2,662
	Amazon.com Inc.	2.875%	5/12/2041	1,723	1,323
	Amazon.com Inc.	4.950%	12/5/2044	1,025	1,014
	Amazon.com Inc.	4.050%	8/22/2047	3,400	2,876
	Amazon.com Inc.	2.500%	6/3/2050	1,798	1,109
	Amazon.com Inc.	3.100%	5/12/2051	663	460
	Amazon.com Inc.	3.950%	4/13/2052	400	325
	Amazon.com Inc.	4.250%	8/22/2057	785	659
	Amazon.com Inc.	2.700%	6/3/2060	1,795	1,060
	Amazon.com Inc.	3.250%	5/12/2061	1,400	938
	Amazon.com Inc.	4.100%	4/13/2062	1,000	804
[3]	American Honda Finance Corp.	4.400%	10/5/2026	1,400	1,404
[3]	American Honda Finance Corp.	2.350%	1/8/2027	375	367
	American Honda Finance Corp.	4.900%	3/12/2027	1,350	1,365
	American Honda Finance Corp.	4.550%	7/9/2027	600	605
[3]	American Honda Finance Corp.	4.900%	7/9/2027	400	405
[3]	American Honda Finance Corp.	4.450%	10/22/2027	700	705
	American Honda Finance Corp.	4.550%	3/3/2028	605	611
[3]	American Honda Finance Corp.	2.000%	3/24/2028	1,300	1,235
[3]	American Honda Finance Corp.	5.125%	7/7/2028	600	616
	American Honda Finance Corp.	4.250%	9/1/2028	1,325	1,328
	American Honda Finance Corp.	5.650%	11/15/2028	600	625
[3]	American Honda Finance Corp.	2.250%	1/12/2029	250	235
[3]	American Honda Finance Corp.	4.400%	9/5/2029	750	754
	American Honda Finance Corp.	4.800%	3/5/2030	1,163	1,183

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Honda Finance Corp.	4.600%	4/17/2030	1,500	1,513
[3]	American Honda Finance Corp.	4.500%	9/4/2030	1,550	1,552
[3]	American Honda Finance Corp.	5.050%	7/10/2031	350	359
	American Honda Finance Corp.	5.150%	7/9/2032	600	614
[3]	American Honda Finance Corp.	4.900%	1/10/2034	1,600	1,614
	American Honda Finance Corp.	5.200%	3/5/2035	762	773
[3]	American University	3.672%	4/1/2049	400	307
	Aptiv Swiss Holdings Ltd.	4.350%	3/15/2029	150	150
	Aptiv Swiss Holdings Ltd.	4.400%	10/1/2046	225	180
	Aptiv Swiss Holdings Ltd.	3.100%	12/1/2051	1,300	825
	Aptiv Swiss Holdings Ltd.	4.150%	5/1/2052	900	681
	Aptiv Swiss Holdings Ltd.	5.750%	9/13/2054	500	477
	AutoNation Inc.	3.800%	11/15/2027	250	247
	AutoNation Inc.	1.950%	8/1/2028	1,000	938
	AutoNation Inc.	3.850%	3/1/2032	1,843	1,726
	AutoNation Inc.	5.890%	3/15/2035	113	117
	AutoZone Inc.	3.750%	6/1/2027	1,066	1,060
	AutoZone Inc.	4.500%	2/1/2028	300	303
	AutoZone Inc.	6.250%	11/1/2028	500	530
	AutoZone Inc.	3.750%	4/18/2029	550	541
	AutoZone Inc.	5.100%	7/15/2029	400	412
	AutoZone Inc.	4.000%	4/15/2030	827	817
	AutoZone Inc.	5.125%	6/15/2030	350	361
	AutoZone Inc.	1.650%	1/15/2031	1,158	1,008
	AutoZone Inc.	4.750%	8/1/2032	500	504
	AutoZone Inc.	4.750%	2/1/2033	500	501
	AutoZone Inc.	5.200%	8/1/2033	500	513
	AutoZone Inc.	6.550%	11/1/2033	300	335
	AutoZone Inc.	5.400%	7/15/2034	200	207
	Best Buy Co. Inc.	4.450%	10/1/2028	987	995
	Block Financial LLC	2.500%	7/15/2028	400	379
	Block Financial LLC	3.875%	8/15/2030	989	953
	Block Financial LLC	5.375%	9/15/2032	821	829
	BorgWarner Inc.	2.650%	7/1/2027	900	877
	BorgWarner Inc.	4.950%	8/15/2029	200	204
	BorgWarner Inc.	5.400%	8/15/2034	200	206
	BorgWarner Inc.	4.375%	3/15/2045	500	426
[3]	Brown University	2.924%	9/1/2050	1,480	997
	Brunswick Corp.	2.400%	8/18/2031	500	435
	Brunswick Corp.	4.400%	9/15/2032	500	476
	Brunswick Corp.	5.100%	4/1/2052	500	401
[3]	California Endowment	2.498%	4/1/2051	150	88
	California Institute of Technology	4.700%	11/1/2111	325	270
	California Institute of Technology	3.650%	9/1/2119	450	293
[3]	Case Western Reserve University	5.405%	6/1/2122	200	189
	Choice Hotels International Inc.	3.700%	12/1/2029	500	477
	Choice Hotels International Inc.	5.850%	8/1/2034	725	742
	Claremont Mckenna College	3.775%	1/1/2122	275	183
	Cornell University	4.835%	6/15/2034	500	509
	Darden Restaurants Inc.	3.850%	5/1/2027	750	746
	Darden Restaurants Inc.	4.350%	10/15/2027	336	337
	Darden Restaurants Inc.	4.550%	10/15/2029	550	553
	DR Horton Inc.	4.850%	10/15/2030	750	765
	DR Horton Inc.	5.500%	10/15/2035	574	595
[3]	Duke University	2.682%	10/1/2044	300	221
[3]	Duke University	2.757%	10/1/2050	340	220
[3]	Duke University	2.832%	10/1/2055	550	350
	eBay Inc.	3.600%	6/5/2027	500	496
	eBay Inc.	2.700%	3/11/2030	865	809
	eBay Inc.	2.600%	5/10/2031	675	614
	eBay Inc.	6.300%	11/22/2032	500	550
	eBay Inc.	3.650%	5/10/2051	925	692
[3]	Emory University	2.143%	9/1/2030	600	546
[3]	Emory University	2.969%	9/1/2050	150	101
	Ferguson Enterprises Inc.	4.350%	3/15/2031	295	293
	Ferguson Enterprises Inc.	5.000%	10/3/2034	635	640
[3]	Ford Foundation	2.415%	6/1/2050	250	150
[3]	Ford Foundation	2.815%	6/1/2070	750	434
	Ford Motor Co.	4.346%	12/8/2026	643	640
	Ford Motor Co.	9.625%	4/22/2030	2,150	2,510

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ford Motor Co.	7.450%	7/16/2031	757	838
Ford Motor Co.	3.250%	2/12/2032	2,729	2,383
Ford Motor Co.	6.100%	8/19/2032	111	114
Ford Motor Co.	4.750%	1/15/2043	1,260	1,005
Ford Motor Co.	7.400%	11/1/2046	80	87
Ford Motor Credit Co. LLC	5.125%	11/5/2026	517	519
Ford Motor Credit Co. LLC	4.271%	1/9/2027	286	284
Ford Motor Credit Co. LLC	5.850%	5/17/2027	1,825	1,848
Ford Motor Credit Co. LLC	4.950%	5/28/2027	477	476
Ford Motor Credit Co. LLC	4.125%	8/17/2027	365	359
Ford Motor Credit Co. LLC	3.815%	11/2/2027	239	233
Ford Motor Credit Co. LLC	7.350%	11/4/2027	277	289
Ford Motor Credit Co. LLC	2.900%	2/16/2028	739	702
Ford Motor Credit Co. LLC	6.800%	5/12/2028	477	495
Ford Motor Credit Co. LLC	6.798%	11/7/2028	1,050	1,097
Ford Motor Credit Co. LLC	2.900%	2/10/2029	200	185
Ford Motor Credit Co. LLC	5.800%	3/8/2029	2,583	2,622
Ford Motor Credit Co. LLC	5.113%	5/3/2029	723	718
Ford Motor Credit Co. LLC	5.303%	9/6/2029	1,500	1,496
Ford Motor Credit Co. LLC	5.875%	11/7/2029	2,000	2,035
Ford Motor Credit Co. LLC	5.730%	9/5/2030	675	681
Ford Motor Credit Co. LLC	6.050%	3/5/2031	2,500	2,559
Ford Motor Credit Co. LLC	3.625%	6/17/2031	1,774	1,612
Ford Motor Credit Co. LLC	6.054%	11/5/2031	1,157	1,182
Ford Motor Credit Co. LLC	6.532%	3/19/2032	1,476	1,537
Ford Motor Credit Co. LLC	7.122%	11/7/2033	1,702	1,820
Ford Motor Credit Co. LLC	6.125%	3/8/2034	550	553
Fortune Brands Innovations Inc.	3.250%	9/15/2029	400	383
Fortune Brands Innovations Inc.	4.000%	3/25/2032	500	477
Fortune Brands Innovations Inc.	5.875%	6/1/2033	500	530
Fortune Brands Innovations Inc.	4.500%	3/25/2052	500	410
General Motors Co.	4.200%	10/1/2027	400	400
General Motors Co.	6.800%	10/1/2027	1,050	1,096
General Motors Co.	5.350%	4/15/2028	860	880
General Motors Co.	5.000%	10/1/2028	650	661
General Motors Co.	5.400%	10/15/2029	500	516
General Motors Co.	5.625%	4/15/2030	1,500	1,556
General Motors Co.	5.600%	10/15/2032	175	182
General Motors Co.	5.000%	4/1/2035	1,030	1,001
General Motors Co.	6.250%	4/15/2035	1,241	1,305
General Motors Co.	6.600%	4/1/2036	300	324
General Motors Co.	5.150%	4/1/2038	825	790
General Motors Co.	6.250%	10/2/2043	2,384	2,425
General Motors Co.	5.200%	4/1/2045	1,120	1,008
General Motors Co.	6.750%	4/1/2046	1,000	1,070
General Motors Co.	5.400%	4/1/2048	1,925	1,756
General Motors Financial Co. Inc.	4.000%	10/6/2026	525	524
General Motors Financial Co. Inc.	4.350%	1/17/2027	910	911
General Motors Financial Co. Inc.	5.000%	4/9/2027	730	737
General Motors Financial Co. Inc.	5.000%	7/15/2027	425	430
General Motors Financial Co. Inc.	5.350%	7/15/2027	225	229
General Motors Financial Co. Inc.	2.700%	8/20/2027	1,500	1,458
General Motors Financial Co. Inc.	3.850%	1/5/2028	300	297
General Motors Financial Co. Inc.	5.050%	4/4/2028	366	372
General Motors Financial Co. Inc.	2.400%	4/10/2028	875	835
General Motors Financial Co. Inc.	5.800%	6/23/2028	1,100	1,140
General Motors Financial Co. Inc.	2.400%	10/15/2028	365	345
General Motors Financial Co. Inc.	5.800%	1/7/2029	1,700	1,767
General Motors Financial Co. Inc.	5.650%	1/17/2029	775	801
General Motors Financial Co. Inc.	4.300%	4/6/2029	1,500	1,488
General Motors Financial Co. Inc.	5.550%	7/15/2029	3,450	3,564
General Motors Financial Co. Inc.	4.900%	10/6/2029	3,315	3,351
General Motors Financial Co. Inc.	5.350%	1/7/2030	1,500	1,537
General Motors Financial Co. Inc.	5.850%	4/6/2030	687	719
General Motors Financial Co. Inc.	3.600%	6/21/2030	1,225	1,167
General Motors Financial Co. Inc.	5.450%	7/15/2030	2,400	2,473
General Motors Financial Co. Inc.	2.350%	1/8/2031	1,305	1,156
General Motors Financial Co. Inc.	5.750%	2/8/2031	250	260
General Motors Financial Co. Inc.	2.700%	6/10/2031	900	804
General Motors Financial Co. Inc.	5.600%	6/18/2031	775	802

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	General Motors Financial Co. Inc.	5.625%	4/4/2032	295	305
	General Motors Financial Co. Inc.	6.400%	1/9/2033	200	214
	General Motors Financial Co. Inc.	6.100%	1/7/2034	800	841
	General Motors Financial Co. Inc.	5.950%	4/4/2034	1,543	1,604
	General Motors Financial Co. Inc.	5.450%	9/6/2034	253	254
	General Motors Financial Co. Inc.	5.900%	1/7/2035	1,729	1,783
	General Motors Financial Co. Inc.	6.150%	7/15/2035	525	549
	Genuine Parts Co.	6.500%	11/1/2028	248	263
	Genuine Parts Co.	4.950%	8/15/2029	607	618
	Genuine Parts Co.	1.875%	11/1/2030	600	528
	Genuine Parts Co.	6.875%	11/1/2033	400	448
[3]	George Washington University	4.300%	9/15/2044	550	474
[3]	George Washington University	4.126%	9/15/2048	800	660
[3]	Georgetown University	4.315%	4/1/2049	378	318
[3]	Georgetown University	2.943%	4/1/2050	405	266
	Georgetown University	5.115%	4/1/2053	225	213
[3]	Georgetown University	5.215%	10/1/2118	243	217
	GXO Logistics Inc.	6.250%	5/6/2029	440	462
	GXO Logistics Inc.	2.650%	7/15/2031	500	446
	GXO Logistics Inc.	6.500%	5/6/2034	420	451
	Harley-Davidson Inc.	4.625%	7/28/2045	500	407
	Hasbro Inc.	3.550%	11/19/2026	575	570
	Hasbro Inc.	3.900%	11/19/2029	725	707
	Hasbro Inc.	6.350%	3/15/2040	625	653
	Hasbro Inc.	5.100%	5/15/2044	350	311
	Home Depot Inc.	2.500%	4/15/2027	3,156	3,094
	Home Depot Inc.	0.900%	3/15/2028	850	793
	Home Depot Inc.	3.750%	9/15/2028	434	432
	Home Depot Inc.	3.900%	12/6/2028	700	701
	Home Depot Inc.	4.900%	4/15/2029	250	257
	Home Depot Inc.	2.950%	6/15/2029	2,400	2,315
	Home Depot Inc.	4.750%	6/25/2029	900	922
	Home Depot Inc.	2.700%	4/15/2030	2,780	2,619
	Home Depot Inc.	3.950%	9/15/2030	408	405
	Home Depot Inc.	1.375%	3/15/2031	1,250	1,077
	Home Depot Inc.	4.850%	6/25/2031	650	670
	Home Depot Inc.	1.875%	9/15/2031	700	612
	Home Depot Inc.	3.250%	4/15/2032	925	866
	Home Depot Inc.	4.500%	9/15/2032	875	889
	Home Depot Inc.	4.950%	6/25/2034	575	589
	Home Depot Inc.	4.650%	9/15/2035	1,151	1,140
	Home Depot Inc.	5.875%	12/16/2036	5,136	5,590
	Home Depot Inc.	3.300%	4/15/2040	1,433	1,174
	Home Depot Inc.	4.200%	4/1/2043	975	849
	Home Depot Inc.	4.875%	2/15/2044	950	901
	Home Depot Inc.	4.400%	3/15/2045	500	441
	Home Depot Inc.	4.250%	4/1/2046	1,820	1,563
	Home Depot Inc.	3.900%	6/15/2047	900	728
	Home Depot Inc.	4.500%	12/6/2048	875	770
	Home Depot Inc.	3.125%	12/15/2049	1,042	722
	Home Depot Inc.	3.350%	4/15/2050	555	401
	Home Depot Inc.	2.375%	3/15/2051	1,000	583
	Home Depot Inc.	3.625%	4/15/2052	3,911	2,928
	Home Depot Inc.	4.950%	9/15/2052	299	279
	Home Depot Inc.	5.300%	6/25/2054	294	288
	Home Depot Inc.	5.400%	6/25/2064	194	191
	Honda Motor Co. Ltd.	2.534%	3/10/2027	775	758
	Honda Motor Co. Ltd.	4.436%	7/8/2028	1,500	1,509
	Honda Motor Co. Ltd.	4.688%	7/8/2030	1,500	1,513
	Honda Motor Co. Ltd.	5.337%	7/8/2035	800	815
	Hyatt Hotels Corp.	5.750%	1/30/2027	300	306
	Hyatt Hotels Corp.	5.050%	3/30/2028	304	309
	Hyatt Hotels Corp.	4.375%	9/15/2028	850	851
	Hyatt Hotels Corp.	5.250%	6/30/2029	300	308
	Hyatt Hotels Corp.	5.750%	4/23/2030	400	416
	Hyatt Hotels Corp.	5.375%	12/15/2031	750	767
	Hyatt Hotels Corp.	5.750%	3/30/2032	244	254
	Hyatt Hotels Corp.	5.500%	6/30/2034	400	410
	JD.com Inc.	3.375%	1/14/2030	300	290
	JD.com Inc.	4.125%	1/14/2050	400	329

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Johns Hopkins University	4.705%	7/1/2032	375	381
[3]	Johns Hopkins University	4.083%	7/1/2053	490	399
	Las Vegas Sands Corp.	5.900%	6/1/2027	1,765	1,804
	Las Vegas Sands Corp.	5.625%	6/15/2028	200	204
	Las Vegas Sands Corp.	6.000%	8/15/2029	200	208
	Las Vegas Sands Corp.	6.000%	6/14/2030	225	234
	Las Vegas Sands Corp.	6.200%	8/15/2034	550	576
	Lear Corp.	3.800%	9/15/2027	204	203
	Lear Corp.	4.250%	5/15/2029	400	398
	Lear Corp.	3.500%	5/30/2030	350	335
	Lear Corp.	2.600%	1/15/2032	500	441
	Lear Corp.	3.550%	1/15/2052	500	339
	Leggett & Platt Inc.	3.500%	11/15/2027	700	686
	Leggett & Platt Inc.	3.500%	11/15/2051	500	328
	Leland Stanford Junior University	1.289%	6/1/2027	100	96
	Leland Stanford Junior University	4.679%	3/1/2035	500	504
	Leland Stanford Junior University	3.647%	5/1/2048	1,075	851
	Leland Stanford Junior University	2.413%	6/1/2050	355	216
	Lennar Corp.	4.750%	11/29/2027	700	707
	Lennar Corp.	5.200%	7/30/2030	325	335
	Lowe's Cos. Inc.	3.100%	5/3/2027	642	633
	Lowe's Cos. Inc.	3.950%	10/15/2027	1,269	1,268
	Lowe's Cos. Inc.	1.300%	4/15/2028	500	467
	Lowe's Cos. Inc.	1.700%	9/15/2028	925	865
	Lowe's Cos. Inc.	4.000%	10/15/2028	1,452	1,449
	Lowe's Cos. Inc.	3.650%	4/5/2029	672	660
	Lowe's Cos. Inc.	4.500%	4/15/2030	1,375	1,393
	Lowe's Cos. Inc.	1.700%	10/15/2030	1,000	880
	Lowe's Cos. Inc.	4.250%	3/15/2031	1,358	1,349
	Lowe's Cos. Inc.	2.625%	4/1/2031	800	730
	Lowe's Cos. Inc.	3.750%	4/1/2032	1,250	1,195
	Lowe's Cos. Inc.	4.500%	10/15/2032	2,000	1,983
	Lowe's Cos. Inc.	5.000%	4/15/2033	1,000	1,023
	Lowe's Cos. Inc.	5.150%	7/1/2033	104	107
	Lowe's Cos. Inc.	4.850%	10/15/2035	1,202	1,192
	Lowe's Cos. Inc.	5.000%	4/15/2040	525	514
	Lowe's Cos. Inc.	2.800%	9/15/2041	925	669
	Lowe's Cos. Inc.	4.250%	9/15/2044	63	51
	Lowe's Cos. Inc.	3.700%	4/15/2046	930	714
	Lowe's Cos. Inc.	4.050%	5/3/2047	1,650	1,328
	Lowe's Cos. Inc.	4.550%	4/5/2049	500	427
	Lowe's Cos. Inc.	5.125%	4/15/2050	500	463
	Lowe's Cos. Inc.	3.000%	10/15/2050	856	553
	Lowe's Cos. Inc.	3.500%	4/1/2051	750	531
	Lowe's Cos. Inc.	4.250%	4/1/2052	1,650	1,332
	Lowe's Cos. Inc.	5.750%	7/1/2053	2,000	2,017
	Lowe's Cos. Inc.	5.800%	9/15/2062	1,370	1,374
	Lowe's Cos. Inc.	5.850%	4/1/2063	300	303
	Magna International Inc.	5.050%	3/14/2029	551	564
	Magna International Inc.	2.450%	6/15/2030	500	461
	Magna International Inc.	5.875%	6/1/2035	543	572
	Marriott International Inc.	4.200%	7/15/2027	98	98
[3]	Marriott International Inc.	4.650%	12/1/2028	2,000	2,026
	Marriott International Inc.	4.875%	5/15/2029	500	509
	Marriott International Inc.	4.800%	3/15/2030	500	509
[3]	Marriott International Inc.	4.625%	6/15/2030	2,300	2,322
[3]	Marriott International Inc.	2.850%	4/15/2031	1,200	1,104
	Marriott International Inc.	4.500%	10/15/2031	225	224
[3]	Marriott International Inc.	3.500%	10/15/2032	850	787
[3]	Marriott International Inc.	2.750%	10/15/2033	250	217
	Marriott International Inc.	5.300%	5/15/2034	750	770
	Marriott International Inc.	5.350%	3/15/2035	1,759	1,798
	Marriott International Inc.	5.250%	10/15/2035	251	253
	Marriott International Inc.	5.500%	4/15/2037	1,251	1,278
	Masco Corp.	3.500%	11/15/2027	100	99
	Masco Corp.	1.500%	2/15/2028	500	471
	Masco Corp.	2.000%	10/1/2030	500	447
	Masco Corp.	2.000%	2/15/2031	500	438
	Masco Corp.	4.500%	5/15/2047	475	396
[3]	Massachusetts Institute of Technology	2.989%	7/1/2050	370	255

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Massachusetts Institute of Technology	2.294%	7/1/2051	325	189
	Massachusetts Institute of Technology	3.067%	4/1/2052	500	345
	Massachusetts Institute of Technology	5.618%	6/1/2055	500	528
	Massachusetts Institute of Technology	5.600%	7/1/2111	860	868
	Massachusetts Institute of Technology	4.678%	7/1/2114	700	598
	Massachusetts Institute of Technology	3.885%	7/1/2116	200	143
[3]	McDonald's Corp.	3.500%	3/1/2027	200	199
[3]	McDonald's Corp.	3.500%	7/1/2027	2,750	2,729
[3]	McDonald's Corp.	3.800%	4/1/2028	500	498
	McDonald's Corp.	4.800%	8/14/2028	600	613
[3]	McDonald's Corp.	5.000%	5/17/2029	500	515
[3]	McDonald's Corp.	2.625%	9/1/2029	885	839
[3]	McDonald's Corp.	2.125%	3/1/2030	600	550
	McDonald's Corp.	4.600%	5/15/2030	181	184
[3]	McDonald's Corp.	3.600%	7/1/2030	2,675	2,611
	McDonald's Corp.	4.400%	2/12/2031	293	294
	McDonald's Corp.	4.950%	8/14/2033	250	258
	McDonald's Corp.	4.950%	3/3/2035	1,820	1,843
[3]	McDonald's Corp.	4.700%	12/9/2035	275	273
	McDonald's Corp.	5.000%	2/13/2036	703	708
[3]	McDonald's Corp.	6.300%	3/1/2038	100	111
[3]	McDonald's Corp.	5.700%	2/1/2039	375	399
[3]	McDonald's Corp.	3.700%	2/15/2042	725	594
[3]	McDonald's Corp.	3.625%	5/1/2043	400	319
[3]	McDonald's Corp.	4.600%	5/26/2045	925	829
[3]	McDonald's Corp.	4.875%	12/9/2045	1,225	1,133
[3]	McDonald's Corp.	4.450%	3/1/2047	750	649
[3]	McDonald's Corp.	4.450%	9/1/2048	900	774
[3]	McDonald's Corp.	3.625%	9/1/2049	489	366
[3]	McDonald's Corp.	4.200%	4/1/2050	1,167	959
[3]	McDonald's Corp.	5.150%	9/9/2052	500	473
	McDonald's Corp.	5.450%	8/14/2053	426	422
	MDC Holdings Inc.	3.850%	1/15/2030	1,000	960
	MDC Holdings Inc.	2.500%	1/15/2031	300	265
	MDC Holdings Inc.	6.000%	1/15/2043	400	380
	Mercedes-Benz Finance North America LLC	8.500%	1/18/2031	605	720
	Meritage Homes Corp.	5.650%	3/15/2035	468	475
	Mohawk Industries Inc.	5.850%	9/18/2028	500	522
	Mohawk Industries Inc.	3.625%	5/15/2030	375	362
	NIKE Inc.	2.375%	11/1/2026	1,000	984
	NIKE Inc.	2.750%	3/27/2027	650	640
	NIKE Inc.	2.850%	3/27/2030	1,809	1,718
	NIKE Inc.	3.250%	3/27/2040	1,550	1,258
	NIKE Inc.	3.625%	5/1/2043	525	424
	NIKE Inc.	3.375%	3/27/2050	1,097	797
	Northwestern University	4.940%	12/1/2035	500	513
[3]	Northwestern University	4.643%	12/1/2044	350	334
[3]	Northwestern University	2.640%	12/1/2050	245	155
[3]	Northwestern University	3.662%	12/1/2057	200	147
	NVR Inc.	3.000%	5/15/2030	1,250	1,181
	O'Reilly Automotive Inc.	5.750%	11/20/2026	600	610
	O'Reilly Automotive Inc.	3.600%	9/1/2027	1,300	1,288
	O'Reilly Automotive Inc.	4.200%	4/1/2030	350	349
	O'Reilly Automotive Inc.	1.750%	3/15/2031	500	436
	O'Reilly Automotive Inc.	5.000%	8/19/2034	257	259
	Owens Corning	5.500%	6/15/2027	500	511
	Owens Corning	3.950%	8/15/2029	375	370
	Owens Corning	5.700%	6/15/2034	675	711
	Owens Corning	4.300%	7/15/2047	710	587
	Owens Corning	4.400%	1/30/2048	525	436
	Owens Corning	5.950%	6/15/2054	600	619
[3]	President & Fellows of Harvard College	4.609%	2/15/2035	500	503
	President & Fellows of Harvard College	4.875%	10/15/2040	250	247
	President & Fellows of Harvard College	3.150%	7/15/2046	400	296
	President & Fellows of Harvard College	2.517%	10/15/2050	725	449
	President & Fellows of Harvard College	3.745%	11/15/2052	500	391
	President & Fellows of Harvard College	3.300%	7/15/2056	520	364
	PulteGroup Inc.	5.000%	1/15/2027	414	418
	PulteGroup Inc.	6.375%	5/15/2033	750	819
	PVH Corp.	5.500%	6/13/2030	1,425	1,453

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ralph Lauren Corp.	2.950%	6/15/2030	700	661
	Ralph Lauren Corp.	5.000%	6/15/2032	1,400	1,434
[3]	Rockefeller Foundation	2.492%	10/1/2050	1,000	616
	Rollins Inc.	5.250%	2/24/2035	233	237
	Ross Stores Inc.	1.875%	4/15/2031	400	349
	Royal Caribbean Cruises Ltd.	7.500%	10/15/2027	263	278
	Royal Caribbean Cruises Ltd.	3.700%	3/15/2028	691	680
[6]	Royal Caribbean Cruises Ltd.	5.375%	1/15/2036	950	956
	Sands China Ltd.	5.400%	8/8/2028	1,550	1,584
	Sands China Ltd.	2.850%	3/8/2029	525	494
	Sands China Ltd.	4.375%	6/18/2030	575	566
	Sands China Ltd.	3.250%	8/8/2031	475	437
	Snap-on Inc.	3.250%	3/1/2027	225	222
	Snap-on Inc.	4.100%	3/1/2048	275	229
	Snap-on Inc.	3.100%	5/1/2050	400	276
	Stanley Black & Decker Inc.	2.300%	3/15/2030	1,500	1,366
	Starbucks Corp.	4.850%	2/8/2027	850	858
	Starbucks Corp.	3.500%	3/1/2028	500	494
	Starbucks Corp.	4.500%	5/15/2028	400	404
	Starbucks Corp.	3.550%	8/15/2029	400	392
	Starbucks Corp.	2.250%	3/12/2030	600	551
	Starbucks Corp.	4.800%	5/15/2030	525	536
	Starbucks Corp.	2.550%	11/15/2030	2,963	2,720
	Starbucks Corp.	4.900%	2/15/2031	500	514
	Starbucks Corp.	3.000%	2/14/2032	1,000	919
	Starbucks Corp.	4.800%	2/15/2033	750	760
	Starbucks Corp.	5.400%	5/15/2035	817	847
	Starbucks Corp.	4.500%	11/15/2048	1,685	1,436
	Starbucks Corp.	3.350%	3/12/2050	398	276
	Starbucks Corp.	3.500%	11/15/2050	1,250	892
[3]	Tapestry Inc.	4.125%	7/15/2027	109	109
	Tapestry Inc.	5.100%	3/11/2030	434	444
	Tapestry Inc.	3.050%	3/15/2032	500	453
	Tapestry Inc.	5.500%	3/11/2035	966	987
	Thomas Jefferson University	3.847%	11/1/2057	326	234
	TJX Cos. Inc.	1.150%	5/15/2028	500	466
	TJX Cos. Inc.	3.875%	4/15/2030	688	682
	TJX Cos. Inc.	4.500%	4/15/2050	750	663
	Toll Brothers Finance Corp.	4.350%	2/15/2028	750	751
	Toll Brothers Finance Corp.	5.600%	6/15/2035	575	589
	Toyota Motor Corp.	4.186%	6/30/2027	625	628
	Toyota Motor Corp.	5.118%	7/13/2028	1,704	1,756
	Toyota Motor Corp.	2.760%	7/2/2029	400	382
	Toyota Motor Corp.	4.450%	6/30/2030	750	758
	Toyota Motor Corp.	5.123%	7/13/2033	500	522
	Toyota Motor Corp.	5.053%	6/30/2035	750	768
	Toyota Motor Credit Corp.	5.400%	11/20/2026	700	711
	Toyota Motor Credit Corp.	4.600%	1/8/2027	1,200	1,210
[3]	Toyota Motor Credit Corp.	3.200%	1/11/2027	850	842
[3]	Toyota Motor Credit Corp.	1.900%	1/13/2027	300	293
[3]	Toyota Motor Credit Corp.	5.000%	3/19/2027	500	508
[3]	Toyota Motor Credit Corp.	3.050%	3/22/2027	1,000	988
	Toyota Motor Credit Corp.	4.500%	5/14/2027	800	807
[3]	Toyota Motor Credit Corp.	4.550%	9/20/2027	875	885
[3]	Toyota Motor Credit Corp.	4.350%	10/8/2027	650	655
	Toyota Motor Credit Corp.	5.450%	11/10/2027	700	722
[3]	Toyota Motor Credit Corp.	3.050%	1/11/2028	850	833
	Toyota Motor Credit Corp.	4.625%	1/12/2028	650	659
[3]	Toyota Motor Credit Corp.	1.900%	4/6/2028	650	619
	Toyota Motor Credit Corp.	4.050%	9/5/2028	1,350	1,354
[3]	Toyota Motor Credit Corp.	5.250%	9/11/2028	600	621
[3]	Toyota Motor Credit Corp.	4.650%	1/5/2029	650	662
	Toyota Motor Credit Corp.	3.650%	1/8/2029	1,450	1,434
	Toyota Motor Credit Corp.	5.050%	5/16/2029	500	516
[3]	Toyota Motor Credit Corp.	4.450%	6/29/2029	750	759
	Toyota Motor Credit Corp.	4.550%	8/9/2029	300	305
	Toyota Motor Credit Corp.	4.950%	1/9/2030	1,000	1,030
[3]	Toyota Motor Credit Corp.	2.150%	2/13/2030	625	576
[3]	Toyota Motor Credit Corp.	3.375%	4/1/2030	1,400	1,356
	Toyota Motor Credit Corp.	4.800%	5/15/2030	675	691

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Toyota Motor Credit Corp.	4.550%	5/17/2030	904	918
	Toyota Motor Credit Corp.	5.550%	11/20/2030	700	741
	Toyota Motor Credit Corp.	5.100%	3/21/2031	500	519
	Toyota Motor Credit Corp.	1.900%	9/12/2031	1,000	872
[3]	Toyota Motor Credit Corp.	4.600%	10/10/2031	725	734
[3]	Toyota Motor Credit Corp.	2.400%	1/13/2032	160	143
	Toyota Motor Credit Corp.	4.650%	9/3/2032	825	831
[3]	Toyota Motor Credit Corp.	4.800%	1/5/2034	416	423
	Toyota Motor Credit Corp.	5.350%	1/9/2035	936	978
	Tractor Supply Co.	1.750%	11/1/2030	400	352
	Tractor Supply Co.	5.250%	5/15/2033	500	516
[3]	Trustees of Boston College	3.129%	7/1/2052	300	211
[3]	Trustees of Columbia University in the City of New York	4.355%	10/1/2035	500	490
	Trustees of Dartmouth College	4.273%	6/1/2030	350	352
	Trustees of Princeton University	5.700%	3/1/2039	620	668
[3]	Trustees of Princeton University	2.516%	7/1/2050	565	358
	Trustees of Princeton University	4.201%	3/1/2052	300	254
[3]	Trustees of the University of Pennsylvania	2.396%	10/1/2050	325	195
	Trustees of the University of Pennsylvania	4.674%	9/1/2112	450	381
[3]	University of Chicago	2.547%	4/1/2050	800	519
[3]	University of Chicago	4.003%	10/1/2053	390	311
[3]	University of Miami	4.063%	4/1/2052	500	403
[3]	University of Notre Dame du Lac	3.438%	2/15/2045	890	697
[3]	University of Notre Dame du Lac	3.394%	2/15/2048	325	245
[3]	University of Southern California	3.028%	10/1/2039	525	434
[3]	University of Southern California	3.841%	10/1/2047	500	402
[3]	University of Southern California	2.945%	10/1/2051	625	415
	University of Southern California	4.976%	10/1/2053	200	189
	University of Southern California	5.250%	10/1/2111	275	260
[3]	University of Southern California	3.226%	10/1/2120	300	177
[3]	Washington University	3.524%	4/15/2054	500	367
	Washington University	4.349%	4/15/2122	350	273
[3]	William Marsh Rice University	3.574%	5/15/2045	715	575
[3]	Yale University	1.482%	4/15/2030	325	290
[3]	Yale University	2.402%	4/15/2050	990	602
					390,728
Consumer Staples (0.6%)
	Ahold Finance USA LLC	6.875%	5/1/2029	425	463
	Altria Group Inc.	4.875%	2/4/2028	500	508
	Altria Group Inc.	4.800%	2/14/2029	1,525	1,549
	Altria Group Inc.	3.400%	5/6/2030	775	744
	Altria Group Inc.	4.500%	8/6/2030	588	590
	Altria Group Inc.	2.450%	2/4/2032	1,000	880
	Altria Group Inc.	5.625%	2/6/2035	425	441
	Altria Group Inc.	5.250%	8/6/2035	455	460
	Altria Group Inc.	5.800%	2/14/2039	1,625	1,685
	Altria Group Inc.	3.400%	2/4/2041	1,100	853
	Altria Group Inc.	4.250%	8/9/2042	710	597
	Altria Group Inc.	4.500%	5/2/2043	675	581
	Altria Group Inc.	5.375%	1/31/2044	700	687
	Altria Group Inc.	3.875%	9/16/2046	1,225	937
	Altria Group Inc.	5.950%	2/14/2049	1,620	1,657
	Altria Group Inc.	4.450%	5/6/2050	1,010	821
	Altria Group Inc.	3.700%	2/4/2051	1,000	721
	Altria Group Inc.	6.200%	2/14/2059	416	429
	Altria Group Inc.	4.000%	2/4/2061	500	368
[3]	Anheuser-Busch Cos. LLC	4.700%	2/1/2036	5,070	5,009
[3]	Anheuser-Busch Cos. LLC	4.900%	2/1/2046	8,740	8,180
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/2036	850	837
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/2046	2,275	2,125
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/2029	2,780	2,837
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/2030	3,700	3,602
	Anheuser-Busch InBev Worldwide Inc.	5.000%	6/15/2034	500	516
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/2039	1,685	2,177
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/2039	2,280	2,354
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/2042	1,660	1,597
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/2048	4,662	4,053
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/2049	3,250	3,287
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/2059	850	886

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Archer-Daniels-Midland Co.	3.250%	3/27/2030	675	649
Archer-Daniels-Midland Co.	2.900%	3/1/2032	583	533
Archer-Daniels-Midland Co.	5.935%	10/1/2032	280	305
Archer-Daniels-Midland Co.	4.500%	3/15/2049	525	458
Archer-Daniels-Midland Co.	2.700%	9/15/2051	500	312
Avery Dennison Corp.	4.875%	12/6/2028	300	306
Avery Dennison Corp.	2.650%	4/30/2030	750	696
Avery Dennison Corp.	5.750%	3/15/2033	500	528
BAT Capital Corp.	4.700%	4/2/2027	2,750	2,769
BAT Capital Corp.	3.557%	8/15/2027	929	919
BAT Capital Corp.	2.259%	3/25/2028	1,425	1,361
BAT Capital Corp.	3.462%	9/6/2029	425	412
BAT Capital Corp.	6.343%	8/2/2030	650	702
BAT Capital Corp.	5.834%	2/20/2031	750	793
BAT Capital Corp.	2.726%	3/25/2031	1,750	1,600
BAT Capital Corp.	4.742%	3/16/2032	1,000	1,005
BAT Capital Corp.	5.350%	8/15/2032	2,653	2,744
BAT Capital Corp.	7.750%	10/19/2032	2,000	2,332
BAT Capital Corp.	6.421%	8/2/2033	650	713
BAT Capital Corp.	6.000%	2/20/2034	763	814
BAT Capital Corp.	5.625%	8/15/2035	970	1,007
BAT Capital Corp.	4.390%	8/15/2037	1,775	1,626
BAT Capital Corp.	7.079%	8/2/2043	350	395
BAT Capital Corp.	4.540%	8/15/2047	758	636
BAT Capital Corp.	5.282%	4/2/2050	775	706
BAT Capital Corp.	5.650%	3/16/2052	1,000	956
BAT Capital Corp.	7.081%	8/2/2053	900	1,029
BAT Capital Corp.	6.250%	8/15/2055	392	410
BAT International Finance plc	4.448%	3/16/2028	1,000	1,006
BAT International Finance plc	5.931%	2/2/2029	850	893
Brown-Forman Corp.	4.750%	4/15/2033	500	506
Brown-Forman Corp.	4.500%	7/15/2045	395	349
Bunge Ltd. Finance Corp.	3.750%	9/25/2027	500	497
Bunge Ltd. Finance Corp.	4.100%	1/7/2028	301	301
Bunge Ltd. Finance Corp.	2.750%	5/14/2031	1,000	917
Bunge Ltd. Finance Corp.	4.650%	9/17/2034	1,200	1,177
Campbell's Co.	4.150%	3/15/2028	625	624
Campbell's Co.	5.200%	3/21/2029	900	925
Campbell's Co.	2.375%	4/24/2030	400	366
Campbell's Co.	5.400%	3/21/2034	500	512
Campbell's Co.	4.750%	3/23/2035	1,025	993
Campbell's Co.	4.800%	3/15/2048	550	486
Campbell's Co.	3.125%	4/24/2050	525	346
Campbell's Co.	5.250%	10/13/2054	250	232
Church & Dwight Co. Inc.	3.150%	8/1/2027	350	345
Church & Dwight Co. Inc.	3.950%	8/1/2047	325	260
Church & Dwight Co. Inc.	5.000%	6/15/2052	500	465
Clorox Co.	3.100%	10/1/2027	650	638
Clorox Co.	3.900%	5/15/2028	400	399
Clorox Co.	1.800%	5/15/2030	1,100	986
Coca-Cola Co.	3.375%	3/25/2027	1,250	1,244
Coca-Cola Co.	2.900%	5/25/2027	2,088	2,058
Coca-Cola Co.	1.450%	6/1/2027	100	96
Coca-Cola Co.	1.500%	3/5/2028	500	474
Coca-Cola Co.	1.000%	3/15/2028	2,321	2,175
Coca-Cola Co.	2.125%	9/6/2029	2,300	2,153
Coca-Cola Co.	3.450%	3/25/2030	900	878
Coca-Cola Co.	1.650%	6/1/2030	2,125	1,910
Coca-Cola Co.	1.375%	3/15/2031	1,250	1,087
Coca-Cola Co.	2.250%	1/5/2032	1,000	895
Coca-Cola Co.	5.000%	5/13/2034	250	260
Coca-Cola Co.	2.500%	6/1/2040	1,300	967
Coca-Cola Co.	4.200%	3/25/2050	525	447
Coca-Cola Co.	2.600%	6/1/2050	1,550	981
Coca-Cola Co.	3.000%	3/5/2051	1,000	682
Coca-Cola Co.	2.500%	3/15/2051	2,225	1,360
Coca-Cola Co.	5.300%	5/13/2054	473	471
Coca-Cola Co.	5.200%	1/14/2055	1,577	1,546
Coca-Cola Co.	5.400%	5/13/2064	1,300	1,294
Coca-Cola Consolidated Inc.	5.250%	6/1/2029	575	595

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Coca-Cola Consolidated Inc.	5.450%	6/1/2034	253	265
	Coca-Cola Femsa SAB de CV	2.750%	1/22/2030	600	563
	Coca-Cola Femsa SAB de CV	1.850%	9/1/2032	500	417
	Coca-Cola Femsa SAB de CV	5.100%	5/6/2035	549	553
	Coca-Cola Femsa SAB de CV	5.250%	11/26/2043	650	633
	Colgate-Palmolive Co.	3.100%	8/15/2027	1,000	989
	Colgate-Palmolive Co.	4.600%	3/1/2028	500	509
	Colgate-Palmolive Co.	3.250%	8/15/2032	1,400	1,313
[3]	Colgate-Palmolive Co.	4.000%	8/15/2045	550	466
	Conagra Brands Inc.	1.375%	11/1/2027	2,800	2,638
	Conagra Brands Inc.	4.850%	11/1/2028	1,100	1,112
	Conagra Brands Inc.	5.000%	8/1/2030	500	505
	Conagra Brands Inc.	5.750%	8/1/2035	350	356
	Conagra Brands Inc.	5.300%	11/1/2038	700	672
	Conagra Brands Inc.	5.400%	11/1/2048	400	366
	Constellation Brands Inc.	3.700%	12/6/2026	2,919	2,904
	Constellation Brands Inc.	3.500%	5/9/2027	450	446
	Constellation Brands Inc.	3.600%	2/15/2028	1,700	1,677
	Constellation Brands Inc.	4.650%	11/15/2028	250	253
	Constellation Brands Inc.	4.800%	1/15/2029	500	507
	Constellation Brands Inc.	3.150%	8/1/2029	625	600
	Constellation Brands Inc.	2.875%	5/1/2030	1,275	1,193
	Constellation Brands Inc.	4.800%	5/1/2030	150	152
	Constellation Brands Inc.	2.250%	8/1/2031	700	617
	Constellation Brands Inc.	4.500%	5/9/2047	408	342
	Constellation Brands Inc.	4.100%	2/15/2048	275	217
	Constellation Brands Inc.	5.250%	11/15/2048	1,075	1,001
	Constellation Brands Inc.	3.750%	5/1/2050	275	202
	Costco Wholesale Corp.	3.000%	5/18/2027	600	593
	Costco Wholesale Corp.	1.375%	6/20/2027	2,066	1,985
	Costco Wholesale Corp.	1.600%	4/20/2030	1,000	902
	Costco Wholesale Corp.	1.750%	4/20/2032	5,355	4,636
	Delhaize America LLC	9.000%	4/15/2031	475	567
	Diageo Capital plc	5.300%	10/24/2027	1,000	1,025
	Diageo Capital plc	2.375%	10/24/2029	800	748
	Diageo Capital plc	2.000%	4/29/2030	700	636
	Diageo Capital plc	2.125%	4/29/2032	675	584
	Diageo Capital plc	5.500%	1/24/2033	300	316
	Diageo Capital plc	5.875%	9/30/2036	250	271
	Diageo Capital plc	3.875%	4/29/2043	1,798	1,491
	Diageo Investment Corp.	5.125%	8/15/2030	600	622
	Diageo Investment Corp.	5.625%	4/15/2035	200	212
	Diageo Investment Corp.	7.450%	4/15/2035	325	391
	Dollar General Corp.	4.625%	11/1/2027	500	504
	Dollar General Corp.	4.125%	5/1/2028	400	398
	Dollar General Corp.	5.200%	7/5/2028	600	614
	Dollar General Corp.	5.000%	11/1/2032	1,256	1,269
	Dollar General Corp.	5.450%	7/5/2033	1,000	1,037
	Dollar General Corp.	4.125%	4/3/2050	860	679
	Dollar General Corp.	5.500%	11/1/2052	400	384
	Dollar Tree Inc.	4.200%	5/15/2028	594	592
	Dollar Tree Inc.	2.650%	12/1/2031	1,148	1,024
	Dollar Tree Inc.	3.375%	12/1/2051	1,000	672
	Estee Lauder Cos. Inc.	3.150%	3/15/2027	2,062	2,037
	Estee Lauder Cos. Inc.	4.375%	5/15/2028	500	504
	Estee Lauder Cos. Inc.	2.375%	12/1/2029	525	488
	Estee Lauder Cos. Inc.	2.600%	4/15/2030	600	559
	Estee Lauder Cos. Inc.	1.950%	3/15/2031	500	441
	Estee Lauder Cos. Inc.	4.650%	5/15/2033	500	501
	Estee Lauder Cos. Inc.	5.000%	2/14/2034	550	558
	Estee Lauder Cos. Inc.	6.000%	5/15/2037	150	163
	Estee Lauder Cos. Inc.	3.125%	12/1/2049	575	382
	Flowers Foods Inc.	3.500%	10/1/2026	350	347
	Flowers Foods Inc.	2.400%	3/15/2031	1,000	888
	General Mills Inc.	4.700%	1/30/2027	500	504
	General Mills Inc.	4.200%	4/17/2028	1,175	1,177
	General Mills Inc.	5.500%	10/17/2028	900	934
	General Mills Inc.	4.875%	1/30/2030	625	638
	General Mills Inc.	2.875%	4/15/2030	550	517
	General Mills Inc.	2.250%	10/14/2031	750	661

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	General Mills Inc.	4.950%	3/29/2033	850	862
	General Mills Inc.	5.250%	1/30/2035	550	560
	General Mills Inc.	5.400%	6/15/2040	350	349
	General Mills Inc.	3.000%	2/1/2051	598	390
	Haleon US Capital LLC	3.375%	3/24/2027	1,300	1,287
	Haleon US Capital LLC	3.375%	3/24/2029	850	828
	Haleon US Capital LLC	3.625%	3/24/2032	2,350	2,227
	Haleon US Capital LLC	4.000%	3/24/2052	425	339
	Hershey Co.	4.250%	5/4/2028	500	505
	Hershey Co.	4.500%	5/4/2033	500	502
	Hormel Foods Corp.	4.800%	3/30/2027	500	506
	Hormel Foods Corp.	1.700%	6/3/2028	500	471
	Hormel Foods Corp.	1.800%	6/11/2030	775	696
	Hormel Foods Corp.	3.050%	6/3/2051	750	502
	Ingredion Inc.	3.200%	10/1/2026	400	396
	Ingredion Inc.	2.900%	6/1/2030	600	563
	J M Smucker Co.	2.375%	3/15/2030	350	323
	J M Smucker Co.	6.200%	11/15/2033	1,100	1,194
	J M Smucker Co.	4.250%	3/15/2035	1,000	944
	J M Smucker Co.	6.500%	11/15/2043	600	654
	J M Smucker Co.	4.375%	3/15/2045	100	84
	JBS USA Holding Lux Sarl	5.750%	4/1/2033	1,402	1,463
	JBS USA Holding Lux Sarl	6.750%	3/15/2034	2,330	2,576
[8]	JBS USA Holding Lux Sarl	5.500%	1/15/2036	1,025	1,043
	JBS USA Holding Lux Sarl	4.375%	2/2/2052	2,600	2,046
	JBS USA Holding Lux Sarl	6.500%	12/1/2052	1,650	1,739
	JBS USA Holding Lux Sarl	7.250%	11/15/2053	578	662
[8]	JBS USA Holding Lux Sarl	6.250%	3/1/2056	1,050	1,076
[8]	JBS USA Holding Lux Sarl	6.375%	4/15/2066	475	489
[8]	JBS USA LUX Sarl	5.950%	4/20/2035	865	909
[8]	JBS USA LUX Sarl	6.375%	2/25/2055	225	235
	Kellanova	3.400%	11/15/2027	950	939
	Kellanova	4.300%	5/15/2028	425	428
	Kellanova	2.100%	6/1/2030	500	454
[3]	Kellanova	7.450%	4/1/2031	500	573
	Kellanova	5.750%	5/16/2054	400	404
	Kenvue Inc.	5.050%	3/22/2028	1,800	1,839
	Kenvue Inc.	5.000%	3/22/2030	1,650	1,695
	Kenvue Inc.	4.850%	5/22/2032	600	608
	Kenvue Inc.	4.900%	3/22/2033	1,500	1,525
	Kenvue Inc.	5.100%	3/22/2043	500	483
	Kenvue Inc.	5.050%	3/22/2053	850	790
	Kenvue Inc.	5.200%	3/22/2063	650	602
[3]	Keurig Dr Pepper Inc.	5.100%	3/15/2027	500	505
	Keurig Dr Pepper Inc.	3.430%	6/15/2027	375	370
	Keurig Dr Pepper Inc.	3.950%	4/15/2029	850	836
	Keurig Dr Pepper Inc.	3.200%	5/1/2030	612	577
[3]	Keurig Dr Pepper Inc.	2.250%	3/15/2031	500	441
[3]	Keurig Dr Pepper Inc.	5.200%	3/15/2031	425	435
	Keurig Dr Pepper Inc.	4.050%	4/15/2032	700	669
	Keurig Dr Pepper Inc.	5.300%	3/15/2034	550	556
	Keurig Dr Pepper Inc.	5.150%	5/15/2035	1,500	1,487
	Keurig Dr Pepper Inc.	4.500%	11/15/2045	1,000	826
	Keurig Dr Pepper Inc.	4.420%	12/15/2046	325	264
	Keurig Dr Pepper Inc.	3.800%	5/1/2050	575	418
	Keurig Dr Pepper Inc.	3.350%	3/15/2051	500	331
	Keurig Dr Pepper Inc.	4.500%	4/15/2052	975	787
	Kimberly-Clark Corp.	1.050%	9/15/2027	600	570
	Kimberly-Clark Corp.	3.200%	4/25/2029	575	561
	Kimberly-Clark Corp.	3.100%	3/26/2030	560	537
	Kimberly-Clark Corp.	2.000%	11/2/2031	500	446
	Kimberly-Clark Corp.	6.625%	8/1/2037	200	233
	Kimberly-Clark Corp.	5.300%	3/1/2041	700	709
	Kimberly-Clark Corp.	3.200%	7/30/2046	325	237
	Kimberly-Clark Corp.	3.900%	5/4/2047	550	444
	Koninklijke Ahold Delhaize NV	5.700%	10/1/2040	153	159
	Kraft Heinz Foods Co.	3.875%	5/15/2027	1,200	1,195
	Kraft Heinz Foods Co.	3.750%	4/1/2030	750	728
	Kraft Heinz Foods Co.	4.250%	3/1/2031	1,000	985
	Kraft Heinz Foods Co.	5.400%	3/15/2035	425	434

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kraft Heinz Foods Co.	6.875%	1/26/2039	400	446
	Kraft Heinz Foods Co.	5.000%	6/4/2042	1,200	1,108
	Kraft Heinz Foods Co.	5.200%	7/15/2045	1,900	1,757
	Kraft Heinz Foods Co.	4.375%	6/1/2046	2,425	2,017
	Kraft Heinz Foods Co.	4.875%	10/1/2049	1,200	1,049
	Kraft Heinz Foods Co.	5.500%	6/1/2050	1,000	946
	Kroger Co.	2.650%	10/15/2026	500	493
	Kroger Co.	4.500%	1/15/2029	500	506
[3]	Kroger Co.	7.700%	6/1/2029	200	223
	Kroger Co.	8.000%	9/15/2029	750	846
	Kroger Co.	2.200%	5/1/2030	1,250	1,143
	Kroger Co.	1.700%	1/15/2031	700	612
	Kroger Co.	5.000%	9/15/2034	1,700	1,714
	Kroger Co.	6.900%	4/15/2038	300	344
	Kroger Co.	5.400%	7/15/2040	250	250
	Kroger Co.	5.000%	4/15/2042	650	616
	Kroger Co.	5.150%	8/1/2043	350	332
	Kroger Co.	4.450%	2/1/2047	679	578
	Kroger Co.	4.650%	1/15/2048	425	369
	Kroger Co.	5.400%	1/15/2049	550	530
	Kroger Co.	3.950%	1/15/2050	625	486
	Kroger Co.	5.500%	9/15/2054	1,322	1,288
	Kroger Co.	5.650%	9/15/2064	1,176	1,149
	McCormick & Co. Inc.	3.400%	8/15/2027	700	692
	McCormick & Co. Inc.	2.500%	4/15/2030	2,300	2,127
	McCormick & Co. Inc.	1.850%	2/15/2031	500	438
	McCormick & Co. Inc.	4.700%	10/15/2034	300	294
	Molson Coors Beverage Co.	5.000%	5/1/2042	1,150	1,074
	Molson Coors Beverage Co.	4.200%	7/15/2046	1,535	1,248
	Mondelez International Inc.	2.625%	3/17/2027	700	686
	Mondelez International Inc.	4.250%	5/6/2028	1,500	1,506
	Mondelez International Inc.	4.125%	5/7/2028	700	701
	Mondelez International Inc.	4.750%	2/20/2029	475	485
	Mondelez International Inc.	2.750%	4/13/2030	896	840
	Mondelez International Inc.	1.500%	2/4/2031	1,250	1,084
	Mondelez International Inc.	3.000%	3/17/2032	250	229
	Mondelez International Inc.	1.875%	10/15/2032	500	428
	Mondelez International Inc.	2.625%	9/4/2050	1,000	606
	PepsiCo Inc.	5.125%	11/10/2026	500	506
	PepsiCo Inc.	4.400%	2/7/2027	550	554
	PepsiCo Inc.	2.625%	3/19/2027	375	369
	PepsiCo Inc.	3.000%	10/15/2027	1,225	1,206
	PepsiCo Inc.	4.450%	2/7/2028	550	558
	PepsiCo Inc.	4.450%	5/15/2028	2,625	2,666
	PepsiCo Inc.	4.100%	1/15/2029	675	678
	PepsiCo Inc.	2.750%	3/19/2030	1,225	1,157
	PepsiCo Inc.	1.625%	5/1/2030	1,725	1,547
	PepsiCo Inc.	4.300%	7/23/2030	425	428
	PepsiCo Inc.	1.400%	2/25/2031	750	652
	PepsiCo Inc.	4.650%	7/23/2032	700	711
	PepsiCo Inc.	5.000%	2/7/2035	725	742
	PepsiCo Inc.	5.000%	7/23/2035	1,025	1,043
	PepsiCo Inc.	3.500%	3/19/2040	1,325	1,121
	PepsiCo Inc.	2.625%	10/21/2041	1,000	728
	PepsiCo Inc.	4.000%	3/5/2042	541	470
	PepsiCo Inc.	3.600%	8/13/2042	725	592
	PepsiCo Inc.	4.250%	10/22/2044	475	417
	PepsiCo Inc.	4.450%	4/14/2046	1,650	1,475
	PepsiCo Inc.	3.450%	10/6/2046	1,675	1,280
	PepsiCo Inc.	3.375%	7/29/2049	850	622
	PepsiCo Inc.	2.875%	10/15/2049	875	587
	PepsiCo Inc.	3.625%	3/19/2050	785	601
	PepsiCo Inc.	2.750%	10/21/2051	500	320
	PepsiCo Inc.	5.250%	7/17/2054	625	616
	PepsiCo Inc.	3.875%	3/19/2060	300	233
	Philip Morris International Inc.	4.750%	2/12/2027	700	707
	Philip Morris International Inc.	3.125%	8/17/2027	1,175	1,157
	Philip Morris International Inc.	4.375%	11/1/2027	325	327
	Philip Morris International Inc.	5.125%	11/17/2027	1,375	1,405
	Philip Morris International Inc.	4.875%	2/15/2028	1,000	1,018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philip Morris International Inc.	3.125%	3/2/2028	400	392
	Philip Morris International Inc.	4.125%	4/28/2028	575	576
	Philip Morris International Inc.	4.875%	2/13/2029	850	868
	Philip Morris International Inc.	3.375%	8/15/2029	600	583
	Philip Morris International Inc.	4.625%	11/1/2029	625	635
	Philip Morris International Inc.	5.625%	11/17/2029	1,500	1,579
	Philip Morris International Inc.	5.125%	2/15/2030	1,500	1,550
	Philip Morris International Inc.	4.375%	4/30/2030	600	603
	Philip Morris International Inc.	5.500%	9/7/2030	173	182
	Philip Morris International Inc.	1.750%	11/1/2030	800	708
	Philip Morris International Inc.	5.125%	2/13/2031	1,750	1,810
	Philip Morris International Inc.	4.750%	11/1/2031	625	636
	Philip Morris International Inc.	5.750%	11/17/2032	1,960	2,088
	Philip Morris International Inc.	5.375%	2/15/2033	1,900	1,985
	Philip Morris International Inc.	5.625%	9/7/2033	810	858
	Philip Morris International Inc.	5.250%	2/13/2034	1,500	1,548
	Philip Morris International Inc.	4.900%	11/1/2034	200	201
	Philip Morris International Inc.	4.875%	4/30/2035	500	500
	Philip Morris International Inc.	6.375%	5/16/2038	575	645
	Philip Morris International Inc.	4.375%	11/15/2041	1,175	1,050
	Philip Morris International Inc.	4.500%	3/20/2042	550	496
	Philip Morris International Inc.	3.875%	8/21/2042	75	62
	Philip Morris International Inc.	4.125%	3/4/2043	2,075	1,774
	Philip Morris International Inc.	4.250%	11/10/2044	1,000	860
	Pilgrim's Pride Corp.	4.250%	4/15/2031	400	387
	Pilgrim's Pride Corp.	3.500%	3/1/2032	600	549
	Pilgrim's Pride Corp.	6.250%	7/1/2033	1,400	1,492
	Procter & Gamble Co.	2.450%	11/3/2026	800	788
	Procter & Gamble Co.	2.800%	3/25/2027	4,000	3,944
	Procter & Gamble Co.	3.950%	1/26/2028	2,200	2,213
	Procter & Gamble Co.	4.350%	1/29/2029	500	508
	Procter & Gamble Co.	3.000%	3/25/2030	555	533
	Procter & Gamble Co.	4.050%	5/1/2030	300	301
	Procter & Gamble Co.	1.200%	10/29/2030	625	547
	Procter & Gamble Co.	4.550%	1/29/2034	2,500	2,539
	Procter & Gamble Co.	4.600%	5/1/2035	250	254
	Procter & Gamble Co.	5.550%	3/5/2037	625	681
	Reynolds American Inc.	5.700%	8/15/2035	1,075	1,118
	Reynolds American Inc.	7.250%	6/15/2037	325	374
[3]	Reynolds American Inc.	8.125%	5/1/2040	400	478
[3]	Reynolds American Inc.	7.000%	8/4/2041	150	162
	Reynolds American Inc.	6.150%	9/15/2043	400	411
	Reynolds American Inc.	5.850%	8/15/2045	1,985	1,967
	Sysco Corp.	3.250%	7/15/2027	925	913
	Sysco Corp.	5.750%	1/17/2029	500	523
	Sysco Corp.	5.950%	4/1/2030	564	598
	Sysco Corp.	2.450%	12/14/2031	500	445
	Sysco Corp.	6.000%	1/17/2034	1,150	1,246
	Sysco Corp.	5.400%	3/23/2035	475	491
	Sysco Corp.	6.600%	4/1/2040	735	821
	Sysco Corp.	4.850%	10/1/2045	125	114
	Sysco Corp.	4.500%	4/1/2046	408	352
	Sysco Corp.	4.450%	3/15/2048	408	347
	Sysco Corp.	3.300%	2/15/2050	425	297
	Sysco Corp.	6.600%	4/1/2050	950	1,056
	Sysco Corp.	3.150%	12/14/2051	600	401
	Target Corp.	1.950%	1/15/2027	600	586
	Target Corp.	4.350%	6/15/2028	472	477
	Target Corp.	3.375%	4/15/2029	850	832
	Target Corp.	2.650%	9/15/2030	1,750	1,632
	Target Corp.	4.500%	9/15/2032	386	388
	Target Corp.	4.400%	1/15/2033	1,500	1,498
	Target Corp.	4.500%	9/15/2034	638	629
	Target Corp.	5.000%	4/15/2035	752	761
	Target Corp.	5.250%	2/15/2036	500	515
	Target Corp.	6.500%	10/15/2037	450	512
	Target Corp.	7.000%	1/15/2038	300	354
	Target Corp.	4.000%	7/1/2042	1,500	1,282
	Target Corp.	3.625%	4/15/2046	1,180	910
	Target Corp.	2.950%	1/15/2052	700	460

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tyson Foods Inc.	3.550%	6/2/2027	1,125	1,114
	Tyson Foods Inc.	4.350%	3/1/2029	1,145	1,146
	Tyson Foods Inc.	5.700%	3/15/2034	1,150	1,212
	Tyson Foods Inc.	5.150%	8/15/2044	550	516
	Tyson Foods Inc.	5.100%	9/28/2048	1,800	1,664
	Unilever Capital Corp.	2.900%	5/5/2027	200	197
	Unilever Capital Corp.	4.250%	8/12/2027	450	453
	Unilever Capital Corp.	4.875%	9/8/2028	500	514
	Unilever Capital Corp.	2.125%	9/6/2029	1,575	1,467
	Unilever Capital Corp.	1.375%	9/14/2030	500	441
	Unilever Capital Corp.	1.750%	8/12/2031	500	438
	Unilever Capital Corp.	5.900%	11/15/2032	800	877
	Unilever Capital Corp.	5.000%	12/8/2033	500	519
	Unilever Capital Corp.	4.625%	8/12/2034	850	854
[3]	Unilever Capital Corp.	2.625%	8/12/2051	500	315
	Walmart Inc.	5.875%	4/5/2027	4,550	4,699
	Walmart Inc.	4.100%	4/28/2027	600	604
	Walmart Inc.	3.900%	4/15/2028	600	602
	Walmart Inc.	3.700%	6/26/2028	1,000	1,000
	Walmart Inc.	1.500%	9/22/2028	1,175	1,101
	Walmart Inc.	3.250%	7/8/2029	1,633	1,599
	Walmart Inc.	2.375%	9/24/2029	675	638
	Walmart Inc.	4.350%	4/28/2030	890	905
	Walmart Inc.	1.800%	9/22/2031	462	408
	Walmart Inc.	4.150%	9/9/2032	796	798
	Walmart Inc.	4.100%	4/15/2033	250	248
	Walmart Inc.	4.900%	4/28/2035	525	539
	Walmart Inc.	5.250%	9/1/2035	1,620	1,716
	Walmart Inc.	6.200%	4/15/2038	570	647
	Walmart Inc.	3.950%	6/28/2038	2,175	2,021
	Walmart Inc.	4.000%	4/11/2043	1,920	1,682
	Walmart Inc.	3.625%	12/15/2047	1,300	1,030
	Walmart Inc.	4.050%	6/29/2048	1,256	1,059
	Walmart Inc.	2.950%	9/24/2049	720	500
	Walmart Inc.	4.500%	9/9/2052	1,800	1,613
	Walmart Inc.	4.500%	4/15/2053	500	448
					374,554
Energy (0.7%)
	Apache Corp.	6.000%	1/15/2037	30	30
	Apache Corp.	5.100%	9/1/2040	766	663
	Baker Hughes Holdings LLC	2.061%	12/15/2026	500	488
	Baker Hughes Holdings LLC	4.080%	12/15/2047	2,200	1,779
	Boardwalk Pipelines LP	4.800%	5/3/2029	100	101
	Boardwalk Pipelines LP	3.600%	9/1/2032	500	463
	Boardwalk Pipelines LP	5.625%	8/1/2034	945	980
[3]	BP Capital Markets America Inc.	3.017%	1/16/2027	1,800	1,781
	BP Capital Markets America Inc.	5.017%	11/17/2027	1,125	1,148
	BP Capital Markets America Inc.	3.937%	9/21/2028	1,800	1,797
	BP Capital Markets America Inc.	4.234%	11/6/2028	1,670	1,678
	BP Capital Markets America Inc.	4.970%	10/17/2029	625	644
	BP Capital Markets America Inc.	4.868%	11/25/2029	1,000	1,026
	BP Capital Markets America Inc.	3.633%	4/6/2030	2,600	2,547
	BP Capital Markets America Inc.	1.749%	8/10/2030	900	802
	BP Capital Markets America Inc.	2.721%	1/12/2032	900	817
	BP Capital Markets America Inc.	4.812%	2/13/2033	1,900	1,922
	BP Capital Markets America Inc.	4.893%	9/11/2033	2,348	2,382
	BP Capital Markets America Inc.	4.989%	4/10/2034	870	887
	BP Capital Markets America Inc.	5.227%	11/17/2034	1,625	1,679
	BP Capital Markets America Inc.	3.060%	6/17/2041	1,505	1,145
	BP Capital Markets America Inc.	3.000%	2/24/2050	1,680	1,114
	BP Capital Markets America Inc.	2.772%	11/10/2050	1,455	916
	BP Capital Markets America Inc.	2.939%	6/4/2051	1,900	1,228
	BP Capital Markets America Inc.	3.001%	3/17/2052	1,000	651
	BP Capital Markets America Inc.	3.379%	2/8/2061	1,900	1,266
	BP Capital Markets plc	3.279%	9/19/2027	2,135	2,109
	BP Capital Markets plc	3.723%	11/28/2028	685	678
	Canadian Natural Resources Ltd.	3.850%	6/1/2027	2,000	1,988
[8]	Canadian Natural Resources Ltd.	5.000%	12/15/2029	175	179
	Canadian Natural Resources Ltd.	2.950%	7/15/2030	500	469

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Canadian Natural Resources Ltd.	7.200%	1/15/2032	975	1,097
	Canadian Natural Resources Ltd.	6.450%	6/30/2033	300	325
[8]	Canadian Natural Resources Ltd.	5.400%	12/15/2034	200	204
	Canadian Natural Resources Ltd.	5.850%	2/1/2035	400	417
	Canadian Natural Resources Ltd.	6.500%	2/15/2037	350	381
	Canadian Natural Resources Ltd.	6.250%	3/15/2038	1,000	1,068
	Canadian Natural Resources Ltd.	6.750%	2/1/2039	325	357
[3]	Canadian Natural Resources Ltd.	4.950%	6/1/2047	395	351
	Cenovus Energy Inc.	4.250%	4/15/2027	350	350
	Cenovus Energy Inc.	2.650%	1/15/2032	450	398
	Cenovus Energy Inc.	5.250%	6/15/2037	282	276
	Cenovus Energy Inc.	6.750%	11/15/2039	195	215
	Cenovus Energy Inc.	5.400%	6/15/2047	827	765
	Cenovus Energy Inc.	3.750%	2/15/2052	700	497
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/2027	1,050	1,062
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/2029	3,740	3,638
	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/2039	600	504
	Cheniere Energy Inc.	4.625%	10/15/2028	1,193	1,190
	Cheniere Energy Inc.	5.650%	4/15/2034	1,265	1,303
	Cheniere Energy Partners LP	4.500%	10/1/2029	1,300	1,297
	Cheniere Energy Partners LP	4.000%	3/1/2031	2,754	2,657
	Cheniere Energy Partners LP	3.250%	1/31/2032	1,500	1,367
	Cheniere Energy Partners LP	5.950%	6/30/2033	1,100	1,164
[8]	Cheniere Energy Partners LP	5.550%	10/30/2035	1,150	1,176
	Chevron Corp.	2.236%	5/11/2030	2,200	2,038
	Chevron USA Inc.	1.018%	8/12/2027	500	476
	Chevron USA Inc.	3.950%	8/13/2027	794	797
	Chevron USA Inc.	3.850%	1/15/2028	2,250	2,250
	Chevron USA Inc.	4.475%	2/26/2028	375	380
	Chevron USA Inc.	4.050%	8/13/2028	1,420	1,427
	Chevron USA Inc.	4.687%	4/15/2030	445	455
	Chevron USA Inc.	4.300%	10/15/2030	455	457
	Chevron USA Inc.	4.819%	4/15/2032	485	499
	Chevron USA Inc.	4.500%	10/15/2032	1,206	1,216
	Chevron USA Inc.	4.980%	4/15/2035	230	236
	Chevron USA Inc.	4.850%	10/15/2035	1,200	1,214
	Chevron USA Inc.	2.343%	8/12/2050	500	298
	CNOOC Finance 2013 Ltd.	4.250%	5/9/2043	970	898
	CNOOC Finance 2013 Ltd.	3.300%	9/30/2049	600	466
	CNOOC Finance 2014 ULC	4.875%	4/30/2044	200	200
	CNOOC Finance 2015 USA LLC	4.375%	5/2/2028	1,125	1,135
	CNOOC Petroleum North America ULC	5.875%	3/10/2035	500	559
	CNOOC Petroleum North America ULC	6.400%	5/15/2037	1,075	1,270
	Columbia Pipeline Group Inc.	5.800%	6/1/2045	422	421
	ConocoPhillips	5.900%	10/15/2032	400	436
	ConocoPhillips	5.900%	5/15/2038	1,255	1,346
	ConocoPhillips	6.500%	2/1/2039	1,175	1,327
	ConocoPhillips	4.875%	10/1/2047	477	434
	ConocoPhillips Co.	4.700%	1/15/2030	1,150	1,173
	ConocoPhillips Co.	4.850%	1/15/2032	550	563
	ConocoPhillips Co.	5.000%	1/15/2035	2,150	2,176
	ConocoPhillips Co.	3.758%	3/15/2042	719	591
	ConocoPhillips Co.	4.300%	11/15/2044	750	648
	ConocoPhillips Co.	3.800%	3/15/2052	920	692
	ConocoPhillips Co.	5.300%	5/15/2053	915	872
	ConocoPhillips Co.	5.500%	1/15/2055	3,000	2,935
	ConocoPhillips Co.	4.025%	3/15/2062	1,675	1,252
	ConocoPhillips Co.	5.700%	9/15/2063	500	496
	ConocoPhillips Co.	5.650%	1/15/2065	550	540
	Continental Resources Inc.	4.375%	1/15/2028	600	596
	Continental Resources Inc.	4.900%	6/1/2044	650	530
	Coterra Energy Inc.	3.900%	5/15/2027	700	696
	Coterra Energy Inc.	4.375%	3/15/2029	600	599
	Coterra Energy Inc.	5.600%	3/15/2034	320	329
	Coterra Energy Inc.	5.400%	2/15/2035	200	202
	Coterra Energy Inc.	5.900%	2/15/2055	835	807
	DCP Midstream Operating LP	5.625%	7/15/2027	195	199
	DCP Midstream Operating LP	5.125%	5/15/2029	465	476
	DCP Midstream Operating LP	8.125%	8/16/2030	250	288
	DCP Midstream Operating LP	3.250%	2/15/2032	263	240

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	DCP Midstream Operating LP	5.600%	4/1/2044	400	387
	Devon Energy Corp.	4.500%	1/15/2030	518	519
	Devon Energy Corp.	7.875%	9/30/2031	590	685
	Devon Energy Corp.	7.950%	4/15/2032	245	286
	Devon Energy Corp.	5.600%	7/15/2041	315	304
	Devon Energy Corp.	4.750%	5/15/2042	630	548
	Diamondback Energy Inc.	3.250%	12/1/2026	700	693
	Diamondback Energy Inc.	5.200%	4/18/2027	710	721
	Diamondback Energy Inc.	3.500%	12/1/2029	650	628
	Diamondback Energy Inc.	5.150%	1/30/2030	710	731
	Diamondback Energy Inc.	3.125%	3/24/2031	600	558
	Diamondback Energy Inc.	6.250%	3/15/2033	1,255	1,352
	Diamondback Energy Inc.	5.400%	4/18/2034	1,085	1,109
	Diamondback Energy Inc.	5.550%	4/1/2035	882	906
	Diamondback Energy Inc.	4.400%	3/24/2051	500	404
	Diamondback Energy Inc.	4.250%	3/15/2052	700	549
	Diamondback Energy Inc.	6.250%	3/15/2053	550	564
	Diamondback Energy Inc.	5.750%	4/18/2054	1,255	1,207
	Diamondback Energy Inc.	5.900%	4/18/2064	1,535	1,478
	Eastern Energy Gas Holdings LLC	5.800%	1/15/2035	200	210
	Eastern Energy Gas Holdings LLC	5.650%	10/15/2054	400	394
	Eastern Energy Gas Holdings LLC	6.200%	1/15/2055	700	735
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/2029	1,000	951
[3]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/2044	400	350
[3]	Enbridge Energy Partners LP	7.500%	4/15/2038	300	354
	Enbridge Energy Partners LP	5.500%	9/15/2040	575	572
	Enbridge Energy Partners LP	7.375%	10/15/2045	800	942
	Enbridge Inc.	1.600%	10/4/2026	500	487
	Enbridge Inc.	5.900%	11/15/2026	604	615
	Enbridge Inc.	4.250%	12/1/2026	550	550
	Enbridge Inc.	5.250%	4/5/2027	625	635
	Enbridge Inc.	4.600%	6/20/2028	175	177
	Enbridge Inc.	6.000%	11/15/2028	605	636
	Enbridge Inc.	5.300%	4/5/2029	625	645
	Enbridge Inc.	3.125%	11/15/2029	825	786
	Enbridge Inc.	4.900%	6/20/2030	425	435
	Enbridge Inc.	6.200%	11/15/2030	605	653
	Enbridge Inc.	5.700%	3/8/2033	1,915	2,016
	Enbridge Inc.	2.500%	8/1/2033	1,200	1,021
	Enbridge Inc.	5.625%	4/5/2034	750	783
	Enbridge Inc.	5.550%	6/20/2035	500	516
	Enbridge Inc.	4.500%	6/10/2044	925	792
	Enbridge Inc.	5.500%	12/1/2046	650	643
	Enbridge Inc.	4.000%	11/15/2049	325	249
	Enbridge Inc.	3.400%	8/1/2051	1,000	685
	Enbridge Inc.	6.700%	11/15/2053	1,040	1,162
	Enbridge Inc.	5.950%	4/5/2054	1,050	1,078
	Enbridge Inc.	7.200%	6/27/2054	1,790	1,903
	Enbridge Inc.	7.375%	3/15/2055	350	370
	Energy Transfer LP	4.400%	3/15/2027	800	803
[3]	Energy Transfer LP	5.500%	6/1/2027	1,000	1,017
	Energy Transfer LP	5.550%	2/15/2028	300	309
	Energy Transfer LP	4.950%	5/15/2028	800	813
	Energy Transfer LP	4.950%	6/15/2028	1,500	1,526
	Energy Transfer LP	5.250%	4/15/2029	1,300	1,337
	Energy Transfer LP	5.250%	7/1/2029	311	320
	Energy Transfer LP	4.150%	9/15/2029	550	546
	Energy Transfer LP	5.200%	4/1/2030	100	103
	Energy Transfer LP	3.750%	5/15/2030	1,775	1,723
	Energy Transfer LP	6.400%	12/1/2030	300	325
	Energy Transfer LP	5.750%	2/15/2033	1,150	1,206
	Energy Transfer LP	6.550%	12/1/2033	2,130	2,332
	Energy Transfer LP	5.550%	5/15/2034	1,500	1,540
	Energy Transfer LP	5.600%	9/1/2034	999	1,026
	Energy Transfer LP	4.900%	3/15/2035	250	244
	Energy Transfer LP	5.700%	4/1/2035	429	443
	Energy Transfer LP	6.625%	10/15/2036	350	383
[3]	Energy Transfer LP	5.800%	6/15/2038	1,080	1,099
	Energy Transfer LP	7.500%	7/1/2038	800	930
	Energy Transfer LP	6.050%	6/1/2041	875	893

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Energy Transfer LP	6.500%	2/1/2042	300	318
	Energy Transfer LP	5.150%	2/1/2043	425	386
	Energy Transfer LP	5.300%	4/1/2044	950	870
	Energy Transfer LP	5.000%	5/15/2044	450	398
	Energy Transfer LP	5.150%	3/15/2045	500	449
	Energy Transfer LP	5.350%	5/15/2045	725	665
	Energy Transfer LP	6.125%	12/15/2045	1,050	1,059
	Energy Transfer LP	5.300%	4/15/2047	1,705	1,541
	Energy Transfer LP	5.400%	10/1/2047	565	518
	Energy Transfer LP	6.000%	6/15/2048	1,350	1,331
	Energy Transfer LP	6.250%	4/15/2049	1,200	1,211
	Energy Transfer LP	5.000%	5/15/2050	1,900	1,627
	Energy Transfer LP	5.950%	5/15/2054	2,245	2,178
	Energy Transfer LP	6.050%	9/1/2054	2,192	2,158
	Energy Transfer LP	6.200%	4/1/2055	859	864
	Enterprise Products Operating LLC	4.300%	6/20/2028	600	604
	Enterprise Products Operating LLC	3.125%	7/31/2029	1,550	1,495
	Enterprise Products Operating LLC	2.800%	1/31/2030	1,226	1,159
	Enterprise Products Operating LLC	4.600%	1/15/2031	925	935
	Enterprise Products Operating LLC	5.350%	1/31/2033	265	277
	Enterprise Products Operating LLC	4.850%	1/31/2034	550	555
	Enterprise Products Operating LLC	4.950%	2/15/2035	1,410	1,422
	Enterprise Products Operating LLC	5.200%	1/15/2036	725	737
	Enterprise Products Operating LLC	7.550%	4/15/2038	300	360
	Enterprise Products Operating LLC	6.450%	9/1/2040	520	578
	Enterprise Products Operating LLC	5.950%	2/1/2041	220	232
	Enterprise Products Operating LLC	5.700%	2/15/2042	345	355
	Enterprise Products Operating LLC	4.850%	8/15/2042	850	790
	Enterprise Products Operating LLC	4.450%	2/15/2043	1,000	884
	Enterprise Products Operating LLC	4.850%	3/15/2044	1,110	1,022
	Enterprise Products Operating LLC	5.100%	2/15/2045	982	933
	Enterprise Products Operating LLC	4.900%	5/15/2046	500	459
	Enterprise Products Operating LLC	4.250%	2/15/2048	1,200	999
	Enterprise Products Operating LLC	4.800%	2/1/2049	1,000	894
	Enterprise Products Operating LLC	4.200%	1/31/2050	1,100	898
	Enterprise Products Operating LLC	3.700%	1/31/2051	1,000	744
	Enterprise Products Operating LLC	3.200%	2/15/2052	500	339
	Enterprise Products Operating LLC	3.300%	2/15/2053	950	646
	Enterprise Products Operating LLC	4.950%	10/15/2054	300	270
	Enterprise Products Operating LLC	5.550%	2/16/2055	1,250	1,236
	Enterprise Products Operating LLC	3.950%	1/31/2060	1,100	821
[3]	Enterprise Products Operating LLC	5.250%	8/16/2077	400	399
[3]	Enterprise Products Operating LLC	5.375%	2/15/2078	1,225	1,217
	EOG Resources Inc.	4.400%	7/15/2028	325	328
	EOG Resources Inc.	5.000%	7/15/2032	750	767
	EOG Resources Inc.	3.900%	4/1/2035	560	520
	EOG Resources Inc.	5.350%	1/15/2036	1,200	1,232
	EOG Resources Inc.	4.950%	4/15/2050	700	637
	EOG Resources Inc.	5.650%	12/1/2054	800	802
	EOG Resources Inc.	5.950%	7/15/2055	450	471
	EQT Corp.	5.700%	4/1/2028	550	569
	EQT Corp.	4.500%	1/15/2029	3,700	3,699
	EQT Corp.	7.000%	2/1/2030	1,000	1,089
	EQT Corp.	5.750%	2/1/2034	250	262
	Expand Energy Corp.	5.375%	2/1/2029	3,740	3,747
	Expand Energy Corp.	5.700%	1/15/2035	1,000	1,027
	Exxon Mobil Corp.	3.294%	3/19/2027	1,100	1,094
	Exxon Mobil Corp.	3.482%	3/19/2030	450	440
	Exxon Mobil Corp.	2.610%	10/15/2030	1,875	1,750
	Exxon Mobil Corp.	2.995%	8/16/2039	815	652
	Exxon Mobil Corp.	4.227%	3/19/2040	1,850	1,695
	Exxon Mobil Corp.	3.567%	3/6/2045	750	598
	Exxon Mobil Corp.	4.114%	3/1/2046	1,840	1,561
	Exxon Mobil Corp.	3.095%	8/16/2049	719	500
	Exxon Mobil Corp.	4.327%	3/19/2050	2,300	1,973
	Exxon Mobil Corp.	3.452%	4/15/2051	2,600	1,904
	Halliburton Co.	4.850%	11/15/2035	1,000	985
	Halliburton Co.	6.700%	9/15/2038	755	846
	Halliburton Co.	7.450%	9/15/2039	1,265	1,514
	Halliburton Co.	4.500%	11/15/2041	675	598

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Halliburton Co.	4.750%	8/1/2043	725	649
	Halliburton Co.	5.000%	11/15/2045	509	463
	Helmerich & Payne Inc.	4.650%	12/1/2027	700	704
	Helmerich & Payne Inc.	4.850%	12/1/2029	500	499
	Helmerich & Payne Inc.	2.900%	9/29/2031	565	499
	Helmerich & Payne Inc.	5.500%	12/1/2034	400	392
	Hess Corp.	4.300%	4/1/2027	1,000	1,003
	Hess Corp.	7.300%	8/15/2031	560	645
	Hess Corp.	7.125%	3/15/2033	415	482
	Hess Corp.	5.600%	2/15/2041	1,750	1,816
	Hess Corp.	5.800%	4/1/2047	500	520
	HF Sinclair Corp.	4.500%	10/1/2030	400	394
	HF Sinclair Corp.	5.750%	1/15/2031	550	569
	HF Sinclair Corp.	5.500%	9/1/2032	306	311
	HF Sinclair Corp.	6.250%	1/15/2035	675	705
	Kinder Morgan Energy Partners LP	7.300%	8/15/2033	175	200
	Kinder Morgan Energy Partners LP	5.800%	3/15/2035	300	314
[3]	Kinder Morgan Energy Partners LP	6.950%	1/15/2038	335	377
	Kinder Morgan Energy Partners LP	6.550%	9/15/2040	1,290	1,402
	Kinder Morgan Energy Partners LP	4.700%	11/1/2042	572	504
	Kinder Morgan Energy Partners LP	5.000%	3/1/2043	500	458
	Kinder Morgan Energy Partners LP	5.500%	3/1/2044	500	484
	Kinder Morgan Inc.	1.750%	11/15/2026	500	487
	Kinder Morgan Inc.	4.300%	3/1/2028	1,080	1,085
	Kinder Morgan Inc.	5.150%	6/1/2030	150	155
[3]	Kinder Morgan Inc.	7.750%	1/15/2032	835	971
	Kinder Morgan Inc.	4.800%	2/1/2033	500	500
	Kinder Morgan Inc.	5.850%	6/1/2035	4,500	4,737
	Kinder Morgan Inc.	5.550%	6/1/2045	1,375	1,337
	Kinder Morgan Inc.	5.050%	2/15/2046	200	181
	Kinder Morgan Inc.	5.200%	3/1/2048	630	578
	Kinder Morgan Inc.	3.250%	8/1/2050	500	332
	Kinder Morgan Inc.	3.600%	2/15/2051	480	338
	Kinder Morgan Inc.	5.450%	8/1/2052	530	499
	Marathon Petroleum Corp.	5.125%	12/15/2026	1,035	1,044
	Marathon Petroleum Corp.	3.800%	4/1/2028	1,150	1,138
	Marathon Petroleum Corp.	5.150%	3/1/2030	515	529
	Marathon Petroleum Corp.	5.700%	3/1/2035	1,260	1,301
	Marathon Petroleum Corp.	6.500%	3/1/2041	1,075	1,158
	Marathon Petroleum Corp.	4.750%	9/15/2044	200	173
	Marathon Petroleum Corp.	4.500%	4/1/2048	650	525
	Marathon Petroleum Corp.	5.000%	9/15/2054	325	277
	MPLX LP	4.250%	12/1/2027	1,010	1,011
	MPLX LP	4.950%	9/1/2032	571	573
	MPLX LP	5.000%	3/1/2033	1,000	1,001
	MPLX LP	5.500%	6/1/2034	5,100	5,199
	MPLX LP	5.400%	4/1/2035	351	354
	MPLX LP	5.400%	9/15/2035	1,200	1,203
	MPLX LP	4.700%	4/15/2048	1,255	1,051
	MPLX LP	5.500%	2/15/2049	1,260	1,173
	MPLX LP	5.950%	4/1/2055	346	338
	MPLX LP	6.200%	9/15/2055	800	810
	NOV Inc.	3.600%	12/1/2029	500	484
	NOV Inc.	3.950%	12/1/2042	800	625
	Occidental Petroleum Corp.	8.500%	7/15/2027	397	416
	Occidental Petroleum Corp.	6.375%	9/1/2028	448	468
	Occidental Petroleum Corp.	5.200%	8/1/2029	1,005	1,021
	Occidental Petroleum Corp.	8.875%	7/15/2030	811	936
	Occidental Petroleum Corp.	6.625%	9/1/2030	221	237
	Occidental Petroleum Corp.	6.125%	1/1/2031	926	974
	Occidental Petroleum Corp.	7.500%	5/1/2031	704	790
	Occidental Petroleum Corp.	7.875%	9/15/2031	392	446
	Occidental Petroleum Corp.	5.550%	10/1/2034	1,450	1,470
	Occidental Petroleum Corp.	6.450%	9/15/2036	1,388	1,473
	Occidental Petroleum Corp.	7.950%	6/15/2039	323	379
	Occidental Petroleum Corp.	6.200%	3/15/2040	788	800
	Occidental Petroleum Corp.	6.600%	3/15/2046	905	945
	Occidental Petroleum Corp.	4.400%	4/15/2046	344	270
	Occidental Petroleum Corp.	4.200%	3/15/2048	244	179
	Occidental Petroleum Corp.	6.050%	10/1/2054	835	815

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	ONEOK Inc.	5.550%	11/1/2026	209	212
	ONEOK Inc.	4.000%	7/13/2027	1,150	1,147
	ONEOK Inc.	4.250%	9/24/2027	1,300	1,303
	ONEOK Inc.	4.550%	7/15/2028	800	806
	ONEOK Inc.	5.650%	11/1/2028	500	519
	ONEOK Inc.	5.375%	6/1/2029	415	427
	ONEOK Inc.	3.400%	9/1/2029	1,810	1,745
	ONEOK Inc.	3.100%	3/15/2030	1,000	944
	ONEOK Inc.	3.250%	6/1/2030	500	473
	ONEOK Inc.	6.350%	1/15/2031	1,000	1,075
	ONEOK Inc.	4.750%	10/15/2031	600	600
	ONEOK Inc.	4.950%	10/15/2032	592	592
	ONEOK Inc.	6.050%	9/1/2033	1,400	1,484
	ONEOK Inc.	5.650%	9/1/2034	1,815	1,865
	ONEOK Inc.	5.050%	11/1/2034	782	772
	ONEOK Inc.	5.400%	10/15/2035	1,200	1,205
	ONEOK Inc.	5.150%	10/15/2043	350	320
	ONEOK Inc.	5.600%	4/1/2044	295	280
	ONEOK Inc.	5.050%	4/1/2045	370	329
	ONEOK Inc.	4.250%	9/15/2046	300	236
	ONEOK Inc.	4.950%	7/13/2047	775	673
	ONEOK Inc.	4.200%	10/3/2047	725	563
	ONEOK Inc.	5.200%	7/15/2048	650	581
	ONEOK Inc.	4.850%	2/1/2049	200	170
	ONEOK Inc.	4.450%	9/1/2049	485	390
	ONEOK Inc.	3.950%	3/1/2050	625	459
	ONEOK Inc.	4.500%	3/15/2050	675	551
	ONEOK Inc.	7.150%	1/15/2051	330	370
	ONEOK Inc.	6.625%	9/1/2053	1,500	1,595
	ONEOK Inc.	5.700%	11/1/2054	1,250	1,181
	ONEOK Inc.	6.250%	10/15/2055	1,450	1,473
	ONEOK Inc.	5.850%	11/1/2064	665	634
	ONEOK Partners LP	6.650%	10/1/2036	360	394
	ONEOK Partners LP	6.850%	10/15/2037	300	331
	ONEOK Partners LP	6.125%	2/1/2041	1,040	1,067
	Ovintiv Inc.	5.650%	5/15/2028	560	577
	Ovintiv Inc.	7.375%	11/1/2031	450	501
	Ovintiv Inc.	6.250%	7/15/2033	400	422
	Ovintiv Inc.	6.500%	8/15/2034	700	747
	Ovintiv Inc.	6.625%	8/15/2037	830	878
	Ovintiv Inc.	7.100%	7/15/2053	400	432
	Patterson-UTI Energy Inc.	3.950%	2/1/2028	400	391
	Patterson-UTI Energy Inc.	5.150%	11/15/2029	285	286
	Patterson-UTI Energy Inc.	7.150%	10/1/2033	325	344
	Phillips 66	3.900%	3/15/2028	600	597
	Phillips 66	2.150%	12/15/2030	800	714
	Phillips 66	4.650%	11/15/2034	500	488
	Phillips 66	5.875%	5/1/2042	401	411
	Phillips 66	4.875%	11/15/2044	1,750	1,565
	Phillips 66 Co.	3.550%	10/1/2026	425	423
	Phillips 66 Co.	3.750%	3/1/2028	400	396
	Phillips 66 Co.	3.150%	12/15/2029	250	239
	Phillips 66 Co.	5.250%	6/15/2031	500	519
	Phillips 66 Co.	5.300%	6/30/2033	1,150	1,183
	Phillips 66 Co.	4.950%	3/15/2035	505	500
	Phillips 66 Co.	5.650%	6/15/2054	800	767
[3]	Phillips 66 Co.	5.875%	3/15/2056	676	671
[3]	Phillips 66 Co.	6.200%	3/15/2056	549	550
	Pioneer Natural Resources Co.	1.900%	8/15/2030	370	332
	Pioneer Natural Resources Co.	2.150%	1/15/2031	1,375	1,237
	Plains All American Pipeline LP	4.500%	12/15/2026	350	351
	Plains All American Pipeline LP	3.550%	12/15/2029	1,200	1,159
	Plains All American Pipeline LP	3.800%	9/15/2030	525	506
	Plains All American Pipeline LP	4.700%	1/15/2031	284	285
	Plains All American Pipeline LP	5.700%	9/15/2034	425	438
	Plains All American Pipeline LP	5.950%	6/15/2035	800	835
	Plains All American Pipeline LP	5.600%	1/15/2036	364	368
	Plains All American Pipeline LP	6.650%	1/15/2037	500	545
	Plains All American Pipeline LP	5.150%	6/1/2042	500	456
	Plains All American Pipeline LP	4.300%	1/31/2043	240	196

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Plains All American Pipeline LP	4.700%	6/15/2044	500	425
	Plains All American Pipeline LP	4.900%	2/15/2045	650	567
	Sabine Pass Liquefaction LLC	5.000%	3/15/2027	1,600	1,610
	Sabine Pass Liquefaction LLC	4.200%	3/15/2028	2,870	2,867
	Sabine Pass Liquefaction LLC	4.500%	5/15/2030	12,205	12,256
	Sabine Pass Liquefaction LLC	5.900%	9/15/2037	486	511
[3]	Shell Finance US Inc.	2.375%	11/7/2029	1,861	1,746
[3]	Shell Finance US Inc.	2.750%	4/6/2030	1,405	1,327
[3]	Shell Finance US Inc.	4.125%	5/11/2035	2,125	2,040
[3]	Shell Finance US Inc.	4.550%	8/12/2043	1,100	996
[3]	Shell Finance US Inc.	4.375%	5/11/2045	2,000	1,748
[3]	Shell Finance US Inc.	4.000%	5/10/2046	1,715	1,412
[3]	Shell Finance US Inc.	3.750%	9/12/2046	375	298
[3]	Shell Finance US Inc.	3.250%	4/6/2050	1,735	1,230
	Shell International Finance BV	3.875%	11/13/2028	889	888
	Shell International Finance BV	6.375%	12/15/2038	1,670	1,889
	Shell International Finance BV	5.500%	3/25/2040	700	725
	Shell International Finance BV	2.875%	11/26/2041	500	371
	Shell International Finance BV	3.625%	8/21/2042	525	425
	Shell International Finance BV	3.125%	11/7/2049	495	342
	Shell International Finance BV	3.000%	11/26/2051	950	634
	South Bow USA Infrastructure Holdings LLC	4.911%	9/1/2027	250	252
	South Bow USA Infrastructure Holdings LLC	5.026%	10/1/2029	830	840
	South Bow USA Infrastructure Holdings LLC	5.584%	10/1/2034	1,045	1,051
	South Bow USA Infrastructure Holdings LLC	6.176%	10/1/2054	580	566
	Spectra Energy Partners LP	3.375%	10/15/2026	950	943
	Spectra Energy Partners LP	5.950%	9/25/2043	400	409
	Spectra Energy Partners LP	4.500%	3/15/2045	220	189
	Suncor Energy Inc.	7.150%	2/1/2032	500	561
	Suncor Energy Inc.	5.950%	12/1/2034	1,100	1,158
	Suncor Energy Inc.	6.800%	5/15/2038	381	420
	Suncor Energy Inc.	6.850%	6/1/2039	350	389
	Suncor Energy Inc.	4.000%	11/15/2047	700	533
	Suncor Energy Inc.	3.750%	3/4/2051	625	448
	Targa Resources Corp.	6.150%	3/1/2029	800	843
	Targa Resources Corp.	4.900%	9/15/2030	425	432
	Targa Resources Corp.	4.200%	2/1/2033	950	903
	Targa Resources Corp.	6.125%	3/15/2033	1,081	1,150
	Targa Resources Corp.	5.500%	2/15/2035	830	845
	Targa Resources Corp.	5.550%	8/15/2035	729	744
	Targa Resources Corp.	5.650%	2/15/2036	300	307
	Targa Resources Corp.	4.950%	4/15/2052	765	655
	Targa Resources Corp.	6.250%	7/1/2052	250	255
	Targa Resources Corp.	6.500%	2/15/2053	700	737
	Targa Resources Corp.	6.125%	5/15/2055	729	733
	Targa Resources Partners LP	5.000%	1/15/2028	600	601
	Targa Resources Partners LP	6.875%	1/15/2029	600	611
	Targa Resources Partners LP	5.500%	3/1/2030	5,295	5,388
	Targa Resources Partners LP	4.875%	2/1/2031	900	903
	Targa Resources Partners LP	4.000%	1/15/2032	940	893
	TC PipeLines LP	3.900%	5/25/2027	200	199
	TotalEnergies Capital International SA	3.455%	2/19/2029	1,775	1,743
	TotalEnergies Capital International SA	2.829%	1/10/2030	1,695	1,617
	TotalEnergies Capital International SA	2.986%	6/29/2041	800	606
	TotalEnergies Capital International SA	3.461%	7/12/2049	860	629
	TotalEnergies Capital International SA	3.127%	5/29/2050	1,920	1,312
	TotalEnergies Capital International SA	3.386%	6/29/2060	500	335
	TotalEnergies Capital SA	3.883%	10/11/2028	500	499
	TotalEnergies Capital SA	5.150%	4/5/2034	2,650	2,749
	TotalEnergies Capital SA	4.724%	9/10/2034	1,774	1,786
	TotalEnergies Capital SA	5.488%	4/5/2054	1,475	1,462
	TotalEnergies Capital SA	5.638%	4/5/2064	2,250	2,250
	TotalEnergies Capital SA	5.425%	9/10/2064	1,370	1,319
	TransCanada PipeLines Ltd.	4.250%	5/15/2028	1,700	1,701
	TransCanada PipeLines Ltd.	4.100%	4/15/2030	1,900	1,872
	TransCanada PipeLines Ltd.	4.625%	3/1/2034	1,580	1,540
	TransCanada PipeLines Ltd.	5.600%	3/31/2034	295	305
	TransCanada PipeLines Ltd.	5.850%	3/15/2036	625	658
	TransCanada PipeLines Ltd.	6.200%	10/15/2037	850	910
	TransCanada PipeLines Ltd.	7.250%	8/15/2038	600	692

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	TransCanada PipeLines Ltd.	6.100%	6/1/2040	830	878
	TransCanada PipeLines Ltd.	7.000%	6/1/2065	2,000	2,061
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/2028	300	299
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/2030	700	668
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/2048	1,080	937
	Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/2050	500	391
	Valero Energy Corp.	2.150%	9/15/2027	517	498
	Valero Energy Corp.	4.350%	6/1/2028	315	316
	Valero Energy Corp.	5.150%	2/15/2030	100	103
	Valero Energy Corp.	7.500%	4/15/2032	600	694
	Valero Energy Corp.	6.625%	6/15/2037	1,355	1,503
	Valero Energy Corp.	3.650%	12/1/2051	875	615
	Valero Energy Corp.	4.000%	6/1/2052	250	186
	Valero Energy Partners LP	4.500%	3/15/2028	400	403
	Viper Energy Partners LLC	4.900%	8/1/2030	140	141
	Viper Energy Partners LLC	5.700%	8/1/2035	370	376
	Western Midstream Operating LP	4.750%	8/15/2028	229	231
	Western Midstream Operating LP	6.350%	1/15/2029	900	947
	Western Midstream Operating LP	4.050%	2/1/2030	1,040	1,014
	Western Midstream Operating LP	6.150%	4/1/2033	425	449
	Western Midstream Operating LP	5.450%	11/15/2034	665	666
	Western Midstream Operating LP	5.450%	4/1/2044	390	354
	Western Midstream Operating LP	5.300%	3/1/2048	790	689
	Western Midstream Operating LP	5.250%	2/1/2050	1,100	959
	Williams Cos. Inc.	3.750%	6/15/2027	1,325	1,316
	Williams Cos. Inc.	5.300%	8/15/2028	673	694
	Williams Cos. Inc.	4.900%	3/15/2029	900	917
	Williams Cos. Inc.	4.800%	11/15/2029	500	509
	Williams Cos. Inc.	4.625%	6/30/2030	400	404
	Williams Cos. Inc.	3.500%	11/15/2030	1,100	1,052
	Williams Cos. Inc.	2.600%	3/15/2031	1,000	908
	Williams Cos. Inc.	4.650%	8/15/2032	487	486
	Williams Cos. Inc.	5.650%	3/15/2033	400	421
	Williams Cos. Inc.	5.150%	3/15/2034	750	762
	Williams Cos. Inc.	5.600%	3/15/2035	500	519
	Williams Cos. Inc.	5.300%	9/30/2035	600	609
	Williams Cos. Inc.	6.300%	4/15/2040	990	1,071
	Williams Cos. Inc.	5.800%	11/15/2043	585	591
	Williams Cos. Inc.	5.400%	3/4/2044	585	569
	Williams Cos. Inc.	5.750%	6/24/2044	600	606
	Williams Cos. Inc.	4.900%	1/15/2045	300	271
	Williams Cos. Inc.	5.100%	9/15/2045	900	833
	Williams Cos. Inc.	4.850%	3/1/2048	675	599
	Williams Cos. Inc.	3.500%	10/15/2051	540	384
	Williams Cos. Inc.	5.300%	8/15/2052	625	586
	Williams Cos. Inc.	5.800%	11/15/2054	625	627
	Williams Cos. Inc.	6.000%	3/15/2055	500	517
	Woodside Finance Ltd.	4.900%	5/19/2028	600	608
	Woodside Finance Ltd.	5.400%	5/19/2030	1,167	1,198
	Woodside Finance Ltd.	5.700%	5/19/2032	600	623
	Woodside Finance Ltd.	5.100%	9/12/2034	340	337
	Woodside Finance Ltd.	6.000%	5/19/2035	1,633	1,704
	Woodside Finance Ltd.	5.700%	9/12/2054	625	597
					437,733
Financials (2.7%)
	ACE Capital Trust II	9.700%	4/1/2030	75	90
[3]	Aegon Ltd.	5.500%	4/11/2048	585	590
	AerCap Ireland Capital DAC	2.450%	10/29/2026	2,000	1,965
	AerCap Ireland Capital DAC	6.100%	1/15/2027	560	572
	AerCap Ireland Capital DAC	3.650%	7/21/2027	875	867
	AerCap Ireland Capital DAC	4.625%	10/15/2027	500	504
	AerCap Ireland Capital DAC	3.875%	1/23/2028	1,000	992
	AerCap Ireland Capital DAC	4.875%	4/1/2028	700	711
	AerCap Ireland Capital DAC	5.750%	6/6/2028	600	622
	AerCap Ireland Capital DAC	3.000%	10/29/2028	3,000	2,892
	AerCap Ireland Capital DAC	4.625%	9/10/2029	1,050	1,060
	AerCap Ireland Capital DAC	6.150%	9/30/2030	600	643
[6]	AerCap Ireland Capital DAC	4.375%	11/15/2030	364	362
	AerCap Ireland Capital DAC	3.300%	1/30/2032	4,000	3,687

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AerCap Ireland Capital DAC	3.400%	10/29/2033	1,000	899
	AerCap Ireland Capital DAC	5.300%	1/19/2034	750	766
	AerCap Ireland Capital DAC	4.950%	9/10/2034	900	896
[6]	AerCap Ireland Capital DAC	5.000%	11/15/2035	135	134
	AerCap Ireland Capital DAC	3.850%	10/29/2041	2,400	1,975
	AerCap Ireland Capital DAC	6.950%	3/10/2055	200	209
	AerCap Ireland Capital DAC	6.500%	1/31/2056	150	155
	Affiliated Managers Group Inc.	3.300%	6/15/2030	500	475
	Aflac Inc.	2.875%	10/15/2026	884	874
	Aflac Inc.	3.600%	4/1/2030	500	490
	Aflac Inc.	4.750%	1/15/2049	1,080	970
	Air Lease Corp.	2.200%	1/15/2027	600	584
	Air Lease Corp.	3.625%	12/1/2027	1,000	985
	Air Lease Corp.	2.100%	9/1/2028	500	468
	Air Lease Corp.	3.250%	10/1/2029	595	565
[3]	Air Lease Corp.	3.000%	2/1/2030	625	582
[3]	Air Lease Corp.	5.200%	7/15/2031	500	509
[3]	Air Lease Corp.	2.875%	1/15/2032	600	537
	Alleghany Corp.	4.900%	9/15/2044	300	281
	Alleghany Corp.	3.250%	8/15/2051	425	295
	Allstate Corp.	3.280%	12/15/2026	400	396
	Allstate Corp.	5.050%	6/24/2029	402	413
	Allstate Corp.	1.450%	12/15/2030	500	432
	Allstate Corp.	5.250%	3/30/2033	625	648
	Allstate Corp.	5.550%	5/9/2035	605	634
	Allstate Corp.	4.500%	6/15/2043	1,550	1,374
	Allstate Corp.	4.200%	12/15/2046	525	439
	Allstate Corp.	3.850%	8/10/2049	400	313
[3]	Allstate Corp.	6.500%	5/15/2057	650	688
	Ally Financial Inc.	4.750%	6/9/2027	500	503
	Ally Financial Inc.	7.100%	11/15/2027	500	526
	Ally Financial Inc.	5.737%	5/15/2029	100	102
	Ally Financial Inc.	6.992%	6/13/2029	600	634
[3]	Ally Financial Inc.	8.000%	11/1/2031	2,308	2,632
	American Express Co.	2.550%	3/4/2027	5,316	5,212
	American Express Co.	3.300%	5/3/2027	1,960	1,941
	American Express Co.	5.098%	2/16/2028	2,735	2,772
	American Express Co.	5.043%	7/26/2028	1,275	1,297
	American Express Co.	4.731%	4/25/2029	1,000	1,015
	American Express Co.	4.351%	7/20/2029	3,000	3,016
	American Express Co.	5.282%	7/27/2029	800	825
	American Express Co.	5.085%	1/30/2031	700	721
	American Express Co.	5.016%	4/25/2031	8,200	8,435
	American Express Co.	6.489%	10/30/2031	800	877
	American Express Co.	4.918%	7/20/2033	1,825	1,856
	American Express Co.	4.420%	8/3/2033	1,500	1,486
	American Express Co.	5.043%	5/1/2034	892	915
	American Express Co.	5.625%	7/28/2034	500	524
	American Express Co.	5.915%	4/25/2035	420	447
	American Express Co.	5.284%	7/26/2035	1,275	1,316
	American Express Co.	5.442%	1/30/2036	800	831
	American Express Co.	5.667%	4/25/2036	2,700	2,860
	American Express Co.	4.050%	12/3/2042	621	538
	American Financial Group Inc.	5.250%	4/2/2030	318	331
	American Financial Group Inc.	4.500%	6/15/2047	500	421
	American International Group Inc.	3.400%	6/30/2030	1,115	1,068
	American International Group Inc.	3.875%	1/15/2035	400	372
	American International Group Inc.	4.500%	7/16/2044	988	881
	American International Group Inc.	4.750%	4/1/2048	845	764
	American International Group Inc.	4.375%	6/30/2050	1,000	849
	American National Group Inc.	5.000%	6/15/2027	300	302
	American National Group Inc.	5.750%	10/1/2029	250	259
	American National Group Inc.	6.000%	7/15/2035	700	715
	Ameriprise Financial Inc.	5.700%	12/15/2028	500	524
	Ameriprise Financial Inc.	4.500%	5/13/2032	500	502
	Ameriprise Financial Inc.	5.150%	5/15/2033	650	674
	Ameriprise Financial Inc.	5.200%	4/15/2035	640	652
[3]	Aon Corp.	8.205%	1/1/2027	150	157
	Aon Corp.	2.850%	5/28/2027	500	490
	Aon Corp.	4.500%	12/15/2028	600	606

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Aon Corp.	3.750%	5/2/2029	630	621
	Aon Corp.	2.800%	5/15/2030	1,620	1,521
	Aon Corp.	2.050%	8/23/2031	750	659
	Aon Corp.	6.250%	9/30/2040	150	164
	Aon Corp.	2.900%	8/23/2051	1,000	631
	Aon Corp.	3.900%	2/28/2052	500	379
	Aon Global Ltd.	4.600%	6/14/2044	625	552
	Aon Global Ltd.	4.750%	5/15/2045	695	627
	Aon North America Inc.	5.125%	3/1/2027	240	243
	Aon North America Inc.	5.150%	3/1/2029	760	782
	Aon North America Inc.	5.300%	3/1/2031	550	573
	Aon North America Inc.	5.450%	3/1/2034	1,450	1,511
	Aon North America Inc.	5.750%	3/1/2054	1,700	1,713
	Apollo Debt Solutions BDC	6.900%	4/13/2029	850	893
[8]	Apollo Debt Solutions BDC	5.875%	8/30/2030	375	382
	Apollo Debt Solutions BDC	6.700%	7/29/2031	1,150	1,219
[8]	Apollo Debt Solutions BDC	6.550%	3/15/2032	350	367
	Apollo Global Management Inc.	6.375%	11/15/2033	500	552
	Apollo Global Management Inc.	5.150%	8/12/2035	357	359
	Apollo Global Management Inc.	5.800%	5/21/2054	625	633
	Apollo Global Management Inc.	6.000%	12/15/2054	400	399
	Arch Capital Finance LLC	4.011%	12/15/2026	799	798
	Arch Capital Finance LLC	5.031%	12/15/2046	100	93
	Arch Capital Group Ltd.	7.350%	5/1/2034	500	582
	Arch Capital Group Ltd.	3.635%	6/30/2050	975	728
	Arch Capital Group US Inc.	5.144%	11/1/2043	275	262
	Ares Capital Corp.	7.000%	1/15/2027	375	386
	Ares Capital Corp.	2.875%	6/15/2027	319	312
	Ares Capital Corp.	5.875%	3/1/2029	820	844
	Ares Capital Corp.	5.950%	7/15/2029	700	723
	Ares Capital Corp.	5.500%	9/1/2030	625	632
	Ares Capital Corp.	5.100%	1/15/2031	825	819
	Ares Capital Corp.	3.200%	11/15/2031	500	448
[3]	Ares Capital Corp.	5.800%	3/8/2032	811	826
	Ares Strategic Income Fund	5.700%	3/15/2028	850	862
[8]	Ares Strategic Income Fund	5.450%	9/9/2028	300	302
[8]	Ares Strategic Income Fund	4.850%	1/15/2029	825	817
	Ares Strategic Income Fund	6.350%	8/15/2029	625	647
	Ares Strategic Income Fund	5.600%	2/15/2030	625	631
[8]	Ares Strategic Income Fund	5.800%	9/9/2030	550	559
[8]	Ares Strategic Income Fund	5.150%	1/15/2031	900	889
	Ares Strategic Income Fund	6.200%	3/21/2032	625	646
	Arthur J Gallagher & Co.	4.600%	12/15/2027	170	172
	Arthur J Gallagher & Co.	4.850%	12/15/2029	120	122
	Arthur J Gallagher & Co.	2.400%	11/9/2031	500	444
	Arthur J Gallagher & Co.	5.000%	2/15/2032	140	143
	Arthur J Gallagher & Co.	5.500%	3/2/2033	500	520
	Arthur J Gallagher & Co.	6.500%	2/15/2034	450	499
	Arthur J Gallagher & Co.	5.150%	2/15/2035	1,490	1,508
	Arthur J Gallagher & Co.	3.500%	5/20/2051	500	354
	Arthur J Gallagher & Co.	3.050%	3/9/2052	500	324
	Arthur J Gallagher & Co.	5.750%	3/2/2053	500	498
	Arthur J Gallagher & Co.	6.750%	2/15/2054	450	507
	Arthur J Gallagher & Co.	5.750%	7/15/2054	400	399
	Arthur J Gallagher & Co.	5.550%	2/15/2055	1,196	1,170
	Associated Banc-Corp.	6.455%	8/29/2030	150	155
	Assurant Inc.	4.900%	3/27/2028	400	405
	Assurant Inc.	5.550%	2/15/2036	400	405
	Assured Guaranty US Holdings Inc.	6.125%	9/15/2028	450	473
	Assured Guaranty US Holdings Inc.	3.150%	6/15/2031	500	470
	Assured Guaranty US Holdings Inc.	3.600%	9/15/2051	500	357
	Athene Holding Ltd.	4.125%	1/12/2028	835	833
	Athene Holding Ltd.	3.500%	1/15/2031	3,000	2,846
	Athene Holding Ltd.	5.875%	1/15/2034	800	837
	Athene Holding Ltd.	3.950%	5/25/2051	200	146
	Athene Holding Ltd.	3.450%	5/15/2052	700	461
	Athene Holding Ltd.	6.250%	4/1/2054	845	861
	Athene Holding Ltd.	6.625%	10/15/2054	500	507
	Athene Holding Ltd.	6.625%	5/19/2055	200	214
	Athene Holding Ltd.	6.875%	6/28/2055	500	512

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Australia & New Zealand Banking Group Ltd.	4.420%	12/16/2026	950	955
	Australia & New Zealand Banking Group Ltd.	4.900%	7/16/2027	600	610
	Australia & New Zealand Banking Group Ltd.	4.615%	12/16/2029	1,250	1,276
	AXA SA	8.600%	12/15/2030	540	642
[3]	AXIS Specialty Finance LLC	4.900%	1/15/2040	250	243
	AXIS Specialty Finance plc	4.000%	12/6/2027	1,500	1,492
	Bain Capital Specialty Finance Inc.	2.550%	10/13/2026	500	489
	Bain Capital Specialty Finance Inc.	5.950%	3/15/2030	400	402
	Banco Bilbao Vizcaya Argentaria SA	7.883%	11/15/2034	600	697
	Banco Bilbao Vizcaya Argentaria SA	6.033%	3/13/2035	800	852
	Banco Santander SA	5.179%	11/19/2025	1,300	1,301
	Banco Santander SA	4.250%	4/11/2027	2,000	2,003
	Banco Santander SA	5.294%	8/18/2027	900	917
	Banco Santander SA	6.527%	11/7/2027	1,400	1,434
	Banco Santander SA	3.800%	2/23/2028	2,200	2,179
	Banco Santander SA	5.552%	3/14/2028	800	814
	Banco Santander SA	4.379%	4/12/2028	1,200	1,204
[3]	Banco Santander SA	5.365%	7/15/2028	600	612
	Banco Santander SA	6.607%	11/7/2028	3,800	4,067
	Banco Santander SA	3.306%	6/27/2029	500	484
	Banco Santander SA	5.538%	3/14/2030	800	829
	Banco Santander SA	3.490%	5/28/2030	1,000	962
	Banco Santander SA	2.749%	12/3/2030	1,200	1,088
	Banco Santander SA	2.958%	3/25/2031	1,000	926
	Banco Santander SA	5.439%	7/15/2031	400	420
	Banco Santander SA	3.225%	11/22/2032	800	728
	Banco Santander SA	6.921%	8/8/2033	1,400	1,558
	Banco Santander SA	6.938%	11/7/2033	800	917
	Banco Santander SA	6.350%	3/14/2034	1,000	1,073
	Banco Santander SA	6.033%	1/17/2035	1,000	1,075
[3]	Bank of America Corp.	4.250%	10/22/2026	1,500	1,502
[3]	Bank of America Corp.	3.824%	1/20/2028	450	448
[3]	Bank of America Corp.	3.705%	4/24/2028	1,400	1,391
[3]	Bank of America Corp.	3.593%	7/21/2028	3,008	2,981
[3]	Bank of America Corp.	4.948%	7/22/2028	1,300	1,319
	Bank of America Corp.	6.204%	11/10/2028	1,725	1,798
[3]	Bank of America Corp.	3.419%	12/20/2028	6,357	6,257
[3]	Bank of America Corp.	3.970%	3/5/2029	1,425	1,418
	Bank of America Corp.	5.202%	4/25/2029	2,050	2,101
[3]	Bank of America Corp.	2.087%	6/14/2029	6,000	5,683
[3]	Bank of America Corp.	4.271%	7/23/2029	6,175	6,194
	Bank of America Corp.	5.819%	9/15/2029	2,400	2,509
[3]	Bank of America Corp.	3.974%	2/7/2030	3,700	3,673
[3]	Bank of America Corp.	3.194%	7/23/2030	2,000	1,927
[3]	Bank of America Corp.	2.884%	10/22/2030	4,175	3,961
	Bank of America Corp.	5.162%	1/24/2031	4,545	4,691
[3]	Bank of America Corp.	2.496%	2/13/2031	625	578
[3]	Bank of America Corp.	2.592%	4/29/2031	6,000	5,560
[3]	Bank of America Corp.	1.922%	10/24/2031	3,000	2,663
[3]	Bank of America Corp.	2.651%	3/11/2032	1,500	1,367
	Bank of America Corp.	2.687%	4/22/2032	4,575	4,167
	Bank of America Corp.	2.299%	7/21/2032	7,500	6,652
	Bank of America Corp.	2.572%	10/20/2032	1,000	897
	Bank of America Corp.	4.571%	4/27/2033	2,000	1,996
[3]	Bank of America Corp.	5.015%	7/22/2033	4,000	4,089
	Bank of America Corp.	5.288%	4/25/2034	3,150	3,259
	Bank of America Corp.	5.872%	9/15/2034	2,750	2,947
	Bank of America Corp.	5.468%	1/23/2035	4,500	4,701
[3]	Bank of America Corp.	5.425%	8/15/2035	1,550	1,582
	Bank of America Corp.	5.518%	10/25/2035	2,100	2,154
	Bank of America Corp.	5.511%	1/24/2036	1,600	1,672
	Bank of America Corp.	5.464%	5/9/2036	5,950	6,211
	Bank of America Corp.	2.482%	9/21/2036	1,500	1,303
	Bank of America Corp.	6.110%	1/29/2037	810	873
[3]	Bank of America Corp.	4.244%	4/24/2038	1,100	1,026
	Bank of America Corp.	7.750%	5/14/2038	1,700	2,074
[3]	Bank of America Corp.	4.078%	4/23/2040	1,425	1,269
[3]	Bank of America Corp.	2.676%	6/19/2041	2,895	2,134
[3]	Bank of America Corp.	5.875%	2/7/2042	1,020	1,092
	Bank of America Corp.	3.311%	4/22/2042	3,945	3,128

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Bank of America Corp.	4.875%	4/1/2044	550	527
[3]	Bank of America Corp.	4.750%	4/21/2045	1,350	1,225
[3]	Bank of America Corp.	4.443%	1/20/2048	2,675	2,346
[3]	Bank of America Corp.	3.946%	1/23/2049	1,175	949
[3]	Bank of America Corp.	4.330%	3/15/2050	700	596
[3]	Bank of America Corp.	4.083%	3/20/2051	5,500	4,477
[3]	Bank of America Corp.	2.831%	10/24/2051	2,000	1,288
[3]	Bank of America Corp.	3.483%	3/13/2052	1,000	733
	Bank of America Corp.	2.972%	7/21/2052	1,500	998
[3]	Bank of America NA	6.000%	10/15/2036	600	651
[3]	Bank of Montreal	2.650%	3/8/2027	700	687
[3]	Bank of Montreal	4.700%	9/14/2027	500	506
	Bank of Montreal	5.203%	2/1/2028	650	666
	Bank of Montreal	5.717%	9/25/2028	600	627
	Bank of Montreal	5.511%	6/4/2031	1,325	1,396
[3]	Bank of Montreal	3.803%	12/15/2032	1,600	1,572
	Bank of Montreal	3.088%	1/10/2037	600	534
[3]	Bank of New York Mellon Corp.	2.050%	1/26/2027	340	332
[3]	Bank of New York Mellon Corp.	3.250%	5/16/2027	1,500	1,486
[3]	Bank of New York Mellon Corp.	3.400%	1/29/2028	600	593
[3]	Bank of New York Mellon Corp.	3.442%	2/7/2028	1,200	1,192
	Bank of New York Mellon Corp.	4.441%	6/9/2028	325	327
	Bank of New York Mellon Corp.	4.890%	7/21/2028	850	863
[3]	Bank of New York Mellon Corp.	5.802%	10/25/2028	650	673
[3]	Bank of New York Mellon Corp.	3.000%	10/30/2028	1,000	970
	Bank of New York Mellon Corp.	4.543%	2/1/2029	650	657
	Bank of New York Mellon Corp.	4.729%	4/20/2029	250	254
[3]	Bank of New York Mellon Corp.	3.300%	8/23/2029	500	484
[3]	Bank of New York Mellon Corp.	6.317%	10/25/2029	800	851
[3]	Bank of New York Mellon Corp.	4.975%	3/14/2030	825	847
	Bank of New York Mellon Corp.	4.942%	2/11/2031	2,550	2,620
	Bank of New York Mellon Corp.	2.500%	1/26/2032	280	252
	Bank of New York Mellon Corp.	5.060%	7/22/2032	600	620
[3]	Bank of New York Mellon Corp.	4.289%	6/13/2033	5,000	4,920
[3]	Bank of New York Mellon Corp.	5.834%	10/25/2033	650	700
	Bank of New York Mellon Corp.	4.706%	2/1/2034	350	351
[3]	Bank of New York Mellon Corp.	4.967%	4/26/2034	825	841
[3]	Bank of New York Mellon Corp.	5.188%	3/14/2035	825	850
	Bank of New York Mellon Corp.	5.316%	6/6/2036	250	259
	Bank of Nova Scotia	1.950%	2/2/2027	500	488
[3]	Bank of Nova Scotia	5.400%	6/4/2027	375	383
	Bank of Nova Scotia	5.250%	6/12/2028	800	825
	Bank of Nova Scotia	4.932%	2/14/2029	500	508
[3]	Bank of Nova Scotia	5.450%	8/1/2029	345	360
	Bank of Nova Scotia	5.130%	2/14/2031	1,000	1,028
	Bank of Nova Scotia	2.150%	8/1/2031	1,000	887
	Bank of Nova Scotia	2.450%	2/2/2032	500	444
	Bank of Nova Scotia	4.740%	11/10/2032	700	708
	Bank of Nova Scotia	5.650%	2/1/2034	850	904
	Bank of Nova Scotia	4.588%	5/4/2037	1,025	992
	Bank OZK	2.750%	10/1/2031	285	265
	BankUnited Inc.	5.125%	6/11/2030	250	250
	Barclays plc	7.325%	11/2/2026	1,500	1,503
	Barclays plc	4.337%	1/10/2028	1,000	1,000
	Barclays plc	5.674%	3/12/2028	800	815
	Barclays plc	4.836%	5/9/2028	4,750	4,776
	Barclays plc	5.501%	8/9/2028	1,225	1,251
	Barclays plc	4.837%	9/10/2028	328	331
	Barclays plc	7.385%	11/2/2028	1,500	1,591
	Barclays plc	5.086%	2/25/2029	840	855
[3]	Barclays plc	4.972%	5/16/2029	1,000	1,015
	Barclays plc	6.490%	9/13/2029	390	413
	Barclays plc	4.476%	11/11/2029	850	851
	Barclays plc	5.690%	3/12/2030	1,475	1,532
[3]	Barclays plc	5.088%	6/20/2030	2,975	3,012
	Barclays plc	4.942%	9/10/2030	594	603
	Barclays plc	5.367%	2/25/2031	850	876
	Barclays plc	2.645%	6/24/2031	1,600	1,472
	Barclays plc	2.667%	3/10/2032	1,750	1,583
	Barclays plc	5.746%	8/9/2033	845	888

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Barclays plc	7.437%	11/2/2033	3,500	4,016
	Barclays plc	6.224%	5/9/2034	1,664	1,789
	Barclays plc	7.119%	6/27/2034	500	559
	Barclays plc	6.692%	9/13/2034	1,050	1,161
	Barclays plc	5.335%	9/10/2035	1,612	1,636
	Barclays plc	3.564%	9/23/2035	700	655
	Barclays plc	5.785%	2/25/2036	4,094	4,271
	Barclays plc	3.811%	3/10/2042	810	653
	Barclays plc	5.250%	8/17/2045	500	481
	Barclays plc	5.860%	8/11/2046	615	632
	Barclays plc	4.950%	1/10/2047	1,300	1,193
	Barclays plc	6.036%	3/12/2055	1,000	1,058
	Barings BDC Inc.	5.200%	9/15/2028	150	149
[8]	Barings Private Credit Corp.	6.150%	6/11/2030	725	723
	Berkshire Hathaway Finance Corp.	1.850%	3/12/2030	1,500	1,370
	Berkshire Hathaway Finance Corp.	2.875%	3/15/2032	220	206
	Berkshire Hathaway Finance Corp.	5.750%	1/15/2040	130	142
	Berkshire Hathaway Finance Corp.	4.400%	5/15/2042	600	561
	Berkshire Hathaway Finance Corp.	4.300%	5/15/2043	550	496
	Berkshire Hathaway Finance Corp.	4.200%	8/15/2048	2,000	1,711
	Berkshire Hathaway Finance Corp.	4.250%	1/15/2049	1,565	1,345
	Berkshire Hathaway Finance Corp.	2.850%	10/15/2050	3,980	2,612
	Berkshire Hathaway Finance Corp.	2.500%	1/15/2051	500	306
	Berkshire Hathaway Finance Corp.	3.850%	3/15/2052	750	589
	Berkshire Hathaway Inc.	4.500%	2/11/2043	825	783
	BGC Group Inc.	8.000%	5/25/2028	500	534
[8]	BGC Group Inc.	6.150%	4/2/2030	500	512
	BlackRock Funding Inc.	4.600%	7/26/2027	600	608
	BlackRock Funding Inc.	4.700%	3/14/2029	825	844
	BlackRock Funding Inc.	5.000%	3/14/2034	1,075	1,108
	BlackRock Funding Inc.	4.900%	1/8/2035	750	768
	BlackRock Funding Inc.	5.250%	3/14/2054	1,275	1,244
	BlackRock Funding Inc.	5.350%	1/8/2055	750	744
	Blackrock Inc.	3.200%	3/15/2027	550	545
	Blackrock Inc.	3.250%	4/30/2029	1,000	978
	Blackrock Inc.	2.400%	4/30/2030	1,250	1,164
	Blackrock Inc.	1.900%	1/28/2031	915	816
	Blackrock Inc.	2.100%	2/25/2032	950	833
	Blackrock Inc.	4.750%	5/25/2033	825	843
	Blackstone Private Credit Fund	2.625%	12/15/2026	1,442	1,409
	Blackstone Private Credit Fund	3.250%	3/15/2027	725	711
	Blackstone Private Credit Fund	4.950%	9/26/2027	350	352
	Blackstone Private Credit Fund	7.300%	11/27/2028	1,000	1,068
	Blackstone Private Credit Fund	5.600%	11/22/2029	500	509
	Blackstone Private Credit Fund	5.050%	9/10/2030	450	445
	Blackstone Private Credit Fund	6.250%	1/25/2031	410	428
	Blackstone Private Credit Fund	6.000%	1/29/2032	850	877
	Blackstone Private Credit Fund	6.000%	11/22/2034	500	512
	Blackstone Reg Finance Co. LLC	5.000%	12/6/2034	425	429
	Blackstone Secured Lending Fund	5.875%	11/15/2027	1,000	1,025
	Blackstone Secured Lending Fund	5.350%	4/13/2028	650	659
	Blackstone Secured Lending Fund	2.850%	9/30/2028	750	711
	Blackstone Secured Lending Fund	5.300%	6/30/2030	500	503
	Blue Owl Capital Corp.	2.625%	1/15/2027	500	487
	Blue Owl Capital Corp.	2.875%	6/11/2028	746	706
	Blue Owl Capital Corp.	5.950%	3/15/2029	500	509
	Blue Owl Capital Corp.	6.200%	7/15/2030	200	206
[3]	Blue Owl Credit Income Corp.	4.700%	2/8/2027	800	799
	Blue Owl Credit Income Corp.	7.950%	6/13/2028	500	536
	Blue Owl Credit Income Corp.	7.750%	1/15/2029	1,350	1,449
	Blue Owl Credit Income Corp.	6.600%	9/15/2029	700	730
	Blue Owl Credit Income Corp.	5.800%	3/15/2030	1,345	1,364
	Blue Owl Finance LLC	3.125%	6/10/2031	546	497
	Blue Owl Finance LLC	6.250%	4/18/2034	850	892
	Blue Owl Technology Finance Corp.	2.500%	1/15/2027	500	485
[8]	Blue Owl Technology Finance Corp.	6.100%	3/15/2028	300	304
	Blue Owl Technology Finance Corp.	6.750%	4/4/2029	1,000	1,032
	Brighthouse Financial Inc.	5.625%	5/15/2030	500	513
	Brighthouse Financial Inc.	4.700%	6/22/2047	597	475
	Brookfield Asset Management Ltd.	5.795%	4/24/2035	300	314

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Brookfield Finance Inc.	3.900%	1/25/2028	1,000	993
	Brookfield Finance Inc.	4.850%	3/29/2029	600	610
	Brookfield Finance Inc.	4.350%	4/15/2030	320	320
	Brookfield Finance Inc.	2.724%	4/15/2031	1,200	1,095
	Brookfield Finance Inc.	6.350%	1/5/2034	500	545
	Brookfield Finance Inc.	5.675%	1/15/2035	500	520
	Brookfield Finance Inc.	4.700%	9/20/2047	750	655
	Brookfield Finance Inc.	3.500%	3/30/2051	250	177
	Brookfield Finance Inc.	3.625%	2/15/2052	500	359
	Brookfield Finance Inc.	5.968%	3/4/2054	730	753
	Brookfield Finance Inc.	5.813%	3/3/2055	500	504
	Brookfield Finance LLC	3.450%	4/15/2050	1,200	838
	Brown & Brown Inc.	4.600%	12/23/2026	625	628
	Brown & Brown Inc.	4.700%	6/23/2028	200	202
	Brown & Brown Inc.	4.900%	6/23/2030	175	177
	Brown & Brown Inc.	2.375%	3/15/2031	1,000	890
	Brown & Brown Inc.	4.200%	3/17/2032	500	483
	Brown & Brown Inc.	5.250%	6/23/2032	100	103
	Brown & Brown Inc.	5.550%	6/23/2035	700	720
	Brown & Brown Inc.	4.950%	3/17/2052	475	419
	Brown & Brown Inc.	6.250%	6/23/2055	775	816
	Canadian Imperial Bank of Commerce	3.450%	4/7/2027	700	695
	Canadian Imperial Bank of Commerce	5.237%	6/28/2027	560	571
	Canadian Imperial Bank of Commerce	5.001%	4/28/2028	500	512
	Canadian Imperial Bank of Commerce	5.986%	10/3/2028	500	526
	Canadian Imperial Bank of Commerce	4.857%	3/30/2029	525	533
	Canadian Imperial Bank of Commerce	5.260%	4/8/2029	500	518
	Canadian Imperial Bank of Commerce	4.631%	9/11/2030	1,250	1,265
	Canadian Imperial Bank of Commerce	3.600%	4/7/2032	950	901
	Canadian Imperial Bank of Commerce	6.092%	10/3/2033	1,890	2,056
	Capital One Financial Corp.	3.750%	3/9/2027	1,075	1,069
	Capital One Financial Corp.	3.650%	5/11/2027	1,750	1,737
	Capital One Financial Corp.	7.149%	10/29/2027	800	824
	Capital One Financial Corp.	1.878%	11/2/2027	1,790	1,744
	Capital One Financial Corp.	3.800%	1/31/2028	2,000	1,984
	Capital One Financial Corp.	5.468%	2/1/2029	2,693	2,760
	Capital One Financial Corp.	6.312%	6/8/2029	550	577
	Capital One Financial Corp.	3.273%	3/1/2030	1,350	1,301
	Capital One Financial Corp.	4.493%	9/11/2031	1,050	1,042
[3]	Capital One Financial Corp.	7.624%	10/30/2031	800	905
	Capital One Financial Corp.	2.359%	7/29/2032	800	690
	Capital One Financial Corp.	6.700%	11/29/2032	550	607
	Capital One Financial Corp.	5.817%	2/1/2034	2,297	2,409
	Capital One Financial Corp.	6.377%	6/8/2034	500	540
	Capital One Financial Corp.	7.964%	11/2/2034	1,350	1,595
	Capital One Financial Corp.	6.051%	2/1/2035	2,435	2,582
	Capital One Financial Corp.	5.884%	7/26/2035	529	555
	Capital One Financial Corp.	6.183%	1/30/2036	1,150	1,194
	Capital One Financial Corp.	5.197%	9/11/2036	1,225	1,212
[3]	Capital One NA	4.650%	9/13/2028	500	506
[3]	Capital One NA	2.700%	2/6/2030	400	375
	Capital Southwest Corp.	5.950%	9/18/2030	403	404
	Carlyle Secured Lending Inc.	6.750%	2/18/2030	150	156
[6]	Carlyle Secured Lending Inc.	5.750%	2/15/2031	700	696
	Cboe Global Markets Inc.	3.650%	1/12/2027	1,290	1,283
	Cboe Global Markets Inc.	1.625%	12/15/2030	500	439
	Charles Schwab Corp.	3.200%	3/2/2027	1,100	1,088
	Charles Schwab Corp.	2.450%	3/3/2027	1,330	1,301
	Charles Schwab Corp.	3.300%	4/1/2027	2,237	2,216
	Charles Schwab Corp.	3.200%	1/25/2028	400	393
	Charles Schwab Corp.	4.000%	2/1/2029	440	440
	Charles Schwab Corp.	3.250%	5/22/2029	475	461
	Charles Schwab Corp.	2.750%	10/1/2029	300	285
	Charles Schwab Corp.	6.196%	11/17/2029	1,005	1,066
	Charles Schwab Corp.	2.300%	5/13/2031	1,000	900
	Charles Schwab Corp.	1.950%	12/1/2031	1,550	1,345
	Charles Schwab Corp.	2.900%	3/3/2032	825	752
	Charles Schwab Corp.	5.853%	5/19/2034	1,000	1,070
	Charles Schwab Corp.	6.136%	8/24/2034	810	882
	Chubb Corp.	6.000%	5/11/2037	375	411

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Chubb Corp.	6.500%	5/15/2038	1,322	1,504
	Chubb INA Holdings LLC	1.375%	9/15/2030	1,000	877
	Chubb INA Holdings LLC	5.000%	3/15/2034	1,320	1,353
	Chubb INA Holdings LLC	4.900%	8/15/2035	1,035	1,041
	Chubb INA Holdings LLC	6.700%	5/15/2036	180	207
	Chubb INA Holdings LLC	4.150%	3/13/2043	225	197
	Chubb INA Holdings LLC	4.350%	11/3/2045	800	707
	Chubb INA Holdings LLC	2.850%	12/15/2051	500	327
	Chubb INA Holdings LLC	3.050%	12/15/2061	1,000	629
	CI Financial Corp.	3.200%	12/17/2030	707	635
[3]	Cincinnati Financial Corp.	6.920%	5/15/2028	300	321
	Cincinnati Financial Corp.	6.125%	11/1/2034	275	296
[3]	Citibank NA	5.488%	12/4/2026	2,000	2,032
	Citibank NA	4.876%	11/19/2027	5,550	5,593
	Citibank NA	5.803%	9/29/2028	2,025	2,124
	Citibank NA	4.838%	8/6/2029	1,700	1,741
[3]	Citibank NA	4.914%	5/29/2030	500	513
[3]	Citibank NA	5.570%	4/30/2034	1,200	1,272
	Citigroup Inc.	3.200%	10/21/2026	3,000	2,974
	Citigroup Inc.	4.300%	11/20/2026	775	776
	Citigroup Inc.	4.450%	9/29/2027	3,825	3,840
[3]	Citigroup Inc.	3.887%	1/10/2028	7,499	7,471
[3]	Citigroup Inc.	3.070%	2/24/2028	2,200	2,166
	Citigroup Inc.	4.643%	5/7/2028	725	730
	Citigroup Inc.	4.658%	5/24/2028	1,000	1,007
[3]	Citigroup Inc.	3.668%	7/24/2028	2,675	2,651
	Citigroup Inc.	4.125%	7/25/2028	425	424
[3]	Citigroup Inc.	3.520%	10/27/2028	2,760	2,723
	Citigroup Inc.	5.174%	2/13/2030	2,025	2,078
[3]	Citigroup Inc.	3.980%	3/20/2030	2,000	1,976
	Citigroup Inc.	4.542%	9/19/2030	1,395	1,401
[3]	Citigroup Inc.	2.976%	11/5/2030	1,175	1,113
[3]	Citigroup Inc.	2.666%	1/29/2031	175	163
[3]	Citigroup Inc.	4.412%	3/31/2031	8,750	8,733
	Citigroup Inc.	4.952%	5/7/2031	750	764
[3]	Citigroup Inc.	2.572%	6/3/2031	2,500	2,300
	Citigroup Inc.	4.503%	9/11/2031	1,215	1,216
	Citigroup Inc.	6.625%	6/15/2032	750	831
	Citigroup Inc.	2.520%	11/3/2032	2,000	1,776
	Citigroup Inc.	3.057%	1/25/2033	750	683
	Citigroup Inc.	3.785%	3/17/2033	2,600	2,469
	Citigroup Inc.	4.910%	5/24/2033	1,000	1,010
	Citigroup Inc.	6.000%	10/31/2033	925	994
	Citigroup Inc.	6.270%	11/17/2033	5,000	5,455
	Citigroup Inc.	6.174%	5/25/2034	2,250	2,395
	Citigroup Inc.	5.592%	11/19/2034	2,700	2,766
	Citigroup Inc.	5.827%	2/13/2035	2,000	2,076
	Citigroup Inc.	6.125%	8/25/2036	1,699	1,813
	Citigroup Inc.	5.174%	9/11/2036	1,348	1,361
[3]	Citigroup Inc.	3.878%	1/24/2039	1,100	967
	Citigroup Inc.	5.411%	9/19/2039	1,500	1,507
[3]	Citigroup Inc.	5.316%	3/26/2041	4,950	4,932
	Citigroup Inc.	5.875%	1/30/2042	800	848
	Citigroup Inc.	6.675%	9/13/2043	500	564
	Citigroup Inc.	5.300%	5/6/2044	750	734
	Citigroup Inc.	4.650%	7/30/2045	1,200	1,084
	Citigroup Inc.	4.750%	5/18/2046	825	733
	Citigroup Inc.	4.650%	7/23/2048	1,480	1,321
	Citigroup Inc.	5.612%	3/4/2056	850	858
	Citizens Bank NA	4.575%	8/9/2028	575	578
	Citizens Financial Group Inc.	5.841%	1/23/2030	800	834
	Citizens Financial Group Inc.	2.500%	2/6/2030	450	413
	Citizens Financial Group Inc.	5.253%	3/5/2031	375	384
	Citizens Financial Group Inc.	2.638%	9/30/2032	1,180	1,008
	Citizens Financial Group Inc.	6.645%	4/25/2035	625	687
	CME Group Inc.	4.400%	3/15/2030	625	632
	CME Group Inc.	2.650%	3/15/2032	1,000	909
	CME Group Inc.	5.300%	9/15/2043	720	737
	CME Group Inc.	4.150%	6/15/2048	500	426
	CNA Financial Corp.	3.450%	8/15/2027	400	395

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CNA Financial Corp.	3.900%	5/1/2029	800	790
	CNA Financial Corp.	5.125%	2/15/2034	638	644
	CNA Financial Corp.	5.200%	8/15/2035	750	752
	CNO Financial Group Inc.	6.450%	6/15/2034	585	621
	Comerica Inc.	4.000%	2/1/2029	415	410
	Comerica Inc.	5.982%	1/30/2030	790	822
	Commonwealth Bank of Australia	4.577%	11/27/2026	750	755
	Commonwealth Bank of Australia	4.423%	3/14/2028	625	632
[3,6]	Commonwealth Bank of Australia	4.150%	10/1/2030	350	350
	Cooperatieve Rabobank UA	5.500%	10/5/2026	600	609
	Cooperatieve Rabobank UA	4.883%	1/21/2028	850	869
	Cooperatieve Rabobank UA	4.800%	1/9/2029	600	613
	Cooperatieve Rabobank UA	4.494%	10/17/2029	550	560
	Cooperatieve Rabobank UA	5.750%	12/1/2043	750	765
	Cooperatieve Rabobank UA	5.250%	8/4/2045	3,250	3,109
	Corebridge Financial Inc.	3.650%	4/5/2027	1,000	992
	Corebridge Financial Inc.	3.850%	4/5/2029	1,250	1,232
	Corebridge Financial Inc.	3.900%	4/5/2032	595	568
	Corebridge Financial Inc.	6.050%	9/15/2033	500	534
	Corebridge Financial Inc.	5.750%	1/15/2034	1,300	1,368
	Corebridge Financial Inc.	4.350%	4/5/2042	500	435
	Corebridge Financial Inc.	4.400%	4/5/2052	1,500	1,240
	Corebridge Financial Inc.	6.875%	12/15/2052	735	753
	Corebridge Financial Inc.	6.375%	9/15/2054	625	641
	Credit Suisse USA LLC	7.125%	7/15/2032	465	534
	Deutsche Bank AG	2.129%	11/24/2026	1,600	1,594
	Deutsche Bank AG	2.311%	11/16/2027	500	489
	Deutsche Bank AG	2.552%	1/7/2028	1,005	983
	Deutsche Bank AG	5.706%	2/8/2028	540	550
	Deutsche Bank AG	6.720%	1/18/2029	1,555	1,633
	Deutsche Bank AG	6.819%	11/20/2029	1,000	1,070
	Deutsche Bank AG	4.999%	9/11/2030	1,044	1,059
	Deutsche Bank AG	5.297%	5/9/2031	1,175	1,203
	Deutsche Bank AG	5.882%	7/8/2031	200	207
	Deutsche Bank AG	4.950%	8/4/2031	1,267	1,278
[3]	Deutsche Bank AG	3.547%	9/18/2031	3,400	3,223
	Deutsche Bank AG	3.729%	1/14/2032	1,730	1,621
	Deutsche Bank AG	3.035%	5/28/2032	1,005	918
	Deutsche Bank AG	4.875%	12/1/2032	570	570
	Deutsche Bank AG	3.742%	1/7/2033	1,393	1,284
	Deutsche Bank AG	7.079%	2/10/2034	1,150	1,264
	Deutsche Bank AG	5.403%	9/11/2035	1,044	1,064
	Eaton Vance Corp.	3.500%	4/6/2027	511	507
	Enact Holdings Inc.	6.250%	5/28/2029	630	659
	Enstar Finance LLC	5.500%	1/15/2042	500	496
	Enstar Group Ltd.	4.950%	6/1/2029	65	66
	Enstar Group Ltd.	3.100%	9/1/2031	785	702
	Equitable Holdings Inc.	4.350%	4/20/2028	1,148	1,152
	Equitable Holdings Inc.	5.594%	1/11/2033	500	526
	Equitable Holdings Inc.	5.000%	4/20/2048	1,090	1,000
	Equitable Holdings Inc.	6.700%	3/28/2055	500	523
	Essent Group Ltd.	6.250%	7/1/2029	420	440
	Everest Reinsurance Holdings Inc.	4.868%	6/1/2044	300	273
	Everest Reinsurance Holdings Inc.	3.500%	10/15/2050	500	353
	Everest Reinsurance Holdings Inc.	3.125%	10/15/2052	1,250	807
	F&G Annuities & Life Inc.	7.400%	1/13/2028	400	420
	F&G Annuities & Life Inc.	6.250%	10/4/2034	415	424
	Fairfax Financial Holdings Ltd.	4.850%	4/17/2028	400	405
	Fairfax Financial Holdings Ltd.	4.625%	4/29/2030	600	602
	Fairfax Financial Holdings Ltd.	3.375%	3/3/2031	1,000	944
	Fairfax Financial Holdings Ltd.	5.625%	8/16/2032	650	676
	Fairfax Financial Holdings Ltd.	6.000%	12/7/2033	500	532
[8]	Fairfax Financial Holdings Ltd.	5.750%	5/20/2035	400	415
	Fairfax Financial Holdings Ltd.	6.350%	3/22/2054	825	872
	Fairfax Financial Holdings Ltd.	6.100%	3/15/2055	500	514
[8]	Fairfax Financial Holdings Ltd.	6.500%	5/20/2055	500	538
	Fidelity National Financial Inc.	3.400%	6/15/2030	500	474
	Fidelity National Financial Inc.	2.450%	3/15/2031	475	421
	Fidelity National Financial Inc.	3.200%	9/17/2051	500	321
	Fifth Third Bancorp	2.550%	5/5/2027	1,500	1,465

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fifth Third Bancorp	1.707%	11/1/2027	500	486
	Fifth Third Bancorp	3.950%	3/14/2028	300	299
	Fifth Third Bancorp	6.339%	7/27/2029	800	843
	Fifth Third Bancorp	4.772%	7/28/2030	400	404
	Fifth Third Bancorp	5.631%	1/29/2032	1,225	1,284
	Fifth Third Bancorp	4.337%	4/25/2033	500	487
	Fifth Third Bancorp	8.250%	3/1/2038	710	879
[3]	Fifth Third Bank NA	2.250%	2/1/2027	1,165	1,136
	First American Financial Corp.	2.400%	8/15/2031	600	523
	First American Financial Corp.	5.450%	9/30/2034	350	351
[3]	First Horizon Bank	5.750%	5/1/2030	340	351
	First Horizon Corp.	5.514%	3/7/2031	450	463
	First-Citizens Bank & Trust Co.	6.125%	3/9/2028	350	363
	FNB Corp.	5.722%	12/11/2030	500	509
[6,8]	Franklin BSP Capital Corp.	6.000%	10/2/2030	300	297
	Franklin Resources Inc.	1.600%	10/30/2030	500	437
	Franklin Resources Inc.	2.950%	8/12/2051	500	319
	FS KKR Capital Corp.	7.875%	1/15/2029	900	946
	FS KKR Capital Corp.	6.875%	8/15/2029	300	307
	FS KKR Capital Corp.	6.125%	1/15/2030	300	299
	GATX Corp.	3.850%	3/30/2027	910	905
	GATX Corp.	3.500%	3/15/2028	200	196
	GATX Corp.	4.550%	11/7/2028	600	604
	GATX Corp.	4.000%	6/30/2030	460	452
	GATX Corp.	1.900%	6/1/2031	500	436
	GATX Corp.	3.500%	6/1/2032	500	464
	GATX Corp.	5.450%	9/15/2033	500	515
	GATX Corp.	6.050%	3/15/2034	500	536
	GATX Corp.	6.900%	5/1/2034	500	563
	GATX Corp.	5.500%	6/15/2035	250	258
	GATX Corp.	5.200%	3/15/2044	150	143
	GATX Corp.	4.500%	3/30/2045	150	124
	GATX Corp.	3.100%	6/1/2051	500	323
	GATX Corp.	6.050%	6/5/2054	600	622
	Globe Life Inc.	4.550%	9/15/2028	385	388
	Globe Life Inc.	2.150%	8/15/2030	500	449
	Goldman Sachs BDC Inc.	5.650%	9/9/2030	522	525
	Goldman Sachs Capital I	6.345%	2/15/2034	1,225	1,310
	Goldman Sachs Group Inc.	5.950%	1/15/2027	1,030	1,055
	Goldman Sachs Group Inc.	2.640%	2/24/2028	3,491	3,418
	Goldman Sachs Group Inc.	3.615%	3/15/2028	2,360	2,342
[3]	Goldman Sachs Group Inc.	3.691%	6/5/2028	6,050	6,006
[3]	Goldman Sachs Group Inc.	3.814%	4/23/2029	1,200	1,190
[3]	Goldman Sachs Group Inc.	4.223%	5/1/2029	2,150	2,152
	Goldman Sachs Group Inc.	6.484%	10/24/2029	2,025	2,155
	Goldman Sachs Group Inc.	3.800%	3/15/2030	6,425	6,321
	Goldman Sachs Group Inc.	5.727%	4/25/2030	1,050	1,098
	Goldman Sachs Group Inc.	5.049%	7/23/2030	2,850	2,922
	Goldman Sachs Group Inc.	4.692%	10/23/2030	2,300	2,330
[3]	Goldman Sachs Group Inc.	5.207%	1/28/2031	4,845	5,001
	Goldman Sachs Group Inc.	5.218%	4/23/2031	1,380	1,427
	Goldman Sachs Group Inc.	1.992%	1/27/2032	2,200	1,941
	Goldman Sachs Group Inc.	2.615%	4/22/2032	3,000	2,719
	Goldman Sachs Group Inc.	2.383%	7/21/2032	3,970	3,541
	Goldman Sachs Group Inc.	2.650%	10/21/2032	3,400	3,058
	Goldman Sachs Group Inc.	3.102%	2/24/2033	2,735	2,509
	Goldman Sachs Group Inc.	6.561%	10/24/2034	500	560
	Goldman Sachs Group Inc.	5.851%	4/25/2035	390	415
	Goldman Sachs Group Inc.	5.330%	7/23/2035	5,610	5,774
	Goldman Sachs Group Inc.	5.016%	10/23/2035	2,300	2,316
	Goldman Sachs Group Inc.	5.536%	1/28/2036	1,990	2,079
	Goldman Sachs Group Inc.	6.450%	5/1/2036	2,975	3,271
	Goldman Sachs Group Inc.	6.750%	10/1/2037	2,000	2,239
[3]	Goldman Sachs Group Inc.	4.017%	10/31/2038	2,230	1,997
	Goldman Sachs Group Inc.	6.250%	2/1/2041	2,090	2,296
	Goldman Sachs Group Inc.	3.210%	4/22/2042	3,120	2,410
	Goldman Sachs Group Inc.	3.436%	2/24/2043	1,865	1,469
[3]	Goldman Sachs Group Inc.	4.800%	7/8/2044	1,710	1,587
	Goldman Sachs Group Inc.	5.150%	5/22/2045	2,075	1,950
	Goldman Sachs Group Inc.	4.750%	10/21/2045	525	480

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Goldman Sachs Group Inc.	5.561%	11/19/2045	2,550	2,588
	Goldman Sachs Group Inc.	5.734%	1/28/2056	1,700	1,763
[8]	Goldman Sachs Private Credit Corp.	5.875%	5/6/2028	100	102
[8]	Goldman Sachs Private Credit Corp.	6.250%	5/6/2030	625	639
	Golub Capital BDC Inc.	2.050%	2/15/2027	290	279
	Golub Capital BDC Inc.	7.050%	12/5/2028	500	529
	Golub Capital BDC Inc.	6.000%	7/15/2029	250	255
	Golub Capital Private Credit Fund	5.800%	9/12/2029	300	304
	Golub Capital Private Credit Fund	5.875%	5/1/2030	300	305
	HA Sustainable Infrastructure Capital Inc.	6.150%	1/15/2031	1,200	1,233
	HA Sustainable Infrastructure Capital Inc.	6.375%	7/1/2034	750	763
	HA Sustainable Infrastructure Capital Inc.	6.750%	7/15/2035	750	773
	Hanover Insurance Group Inc.	5.500%	9/1/2035	200	202
	Hartford Insurance Group Inc.	2.800%	8/19/2029	500	474
	Hartford Insurance Group Inc.	6.100%	10/1/2041	600	637
	Hartford Insurance Group Inc.	4.300%	4/15/2043	500	435
	Hartford Insurance Group Inc.	3.600%	8/19/2049	500	377
	Hartford Insurance Group Inc.	2.900%	9/15/2051	700	455
	Hercules Capital Inc.	6.000%	6/16/2030	1,000	1,020
	Horace Mann Educators Corp.	4.700%	10/1/2030	281	278
[8]	HPS Corporate Lending Fund	5.300%	6/5/2027	100	101
[8]	HPS Corporate Lending Fund	4.900%	9/11/2028	427	425
	HPS Corporate Lending Fund	6.250%	9/30/2029	500	516
[8]	HPS Corporate Lending Fund	5.850%	6/5/2030	500	509
[8]	HPS Corporate Lending Fund	5.450%	11/15/2030	646	646
	HPS Corporate Lending Fund	5.950%	4/14/2032	1,300	1,322
[3]	HSBC Bank USA NA	5.875%	11/1/2034	250	267
[3]	HSBC Bank USA NA	7.000%	1/15/2039	650	766
	HSBC Holdings plc	7.336%	11/3/2026	250	251
	HSBC Holdings plc	2.251%	11/22/2027	2,145	2,096
[3]	HSBC Holdings plc	4.041%	3/13/2028	2,000	1,994
	HSBC Holdings plc	4.755%	6/9/2028	3,020	3,046
	HSBC Holdings plc	5.210%	8/11/2028	1,795	1,825
[3]	HSBC Holdings plc	2.013%	9/22/2028	3,818	3,658
	HSBC Holdings plc	7.390%	11/3/2028	850	903
	HSBC Holdings plc	4.899%	3/3/2029	1,050	1,065
	HSBC Holdings plc	6.161%	3/9/2029	708	738
[3]	HSBC Holdings plc	4.583%	6/19/2029	1,900	1,913
	HSBC Holdings plc	2.206%	8/17/2029	2,000	1,888
	HSBC Holdings plc	4.950%	3/31/2030	2,230	2,287
[3]	HSBC Holdings plc	3.973%	5/22/2030	2,100	2,069
	HSBC Holdings plc	5.286%	11/19/2030	1,923	1,984
	HSBC Holdings plc	5.130%	3/3/2031	515	527
	HSBC Holdings plc	5.240%	5/13/2031	4,000	4,114
[3]	HSBC Holdings plc	2.848%	6/4/2031	2,000	1,860
[3]	HSBC Holdings plc	2.357%	8/18/2031	2,500	2,262
[3]	HSBC Holdings plc	7.625%	5/17/2032	400	446
	HSBC Holdings plc	2.804%	5/24/2032	2,500	2,265
	HSBC Holdings plc	2.871%	11/22/2032	3,000	2,703
[3]	HSBC Holdings plc	7.350%	11/27/2032	400	442
	HSBC Holdings plc	4.762%	3/29/2033	1,375	1,369
	HSBC Holdings plc	5.402%	8/11/2033	1,045	1,084
	HSBC Holdings plc	8.113%	11/3/2033	1,250	1,466
	HSBC Holdings plc	6.254%	3/9/2034	1,700	1,851
	HSBC Holdings plc	6.547%	6/20/2034	800	863
	HSBC Holdings plc	7.399%	11/13/2034	1,740	1,981
	HSBC Holdings plc	5.719%	3/4/2035	1,000	1,054
	HSBC Holdings plc	5.874%	11/18/2035	746	772
	HSBC Holdings plc	5.450%	3/3/2036	1,475	1,524
[3]	HSBC Holdings plc	6.500%	5/2/2036	1,785	1,928
	HSBC Holdings plc	5.790%	5/13/2036	1,593	1,679
	HSBC Holdings plc	5.741%	9/10/2036	1,217	1,239
	HSBC Holdings plc	6.500%	9/15/2037	600	654
[3]	HSBC Holdings plc	6.500%	9/15/2037	660	709
[3]	HSBC Holdings plc	6.800%	6/1/2038	1,450	1,618
	HSBC Holdings plc	6.100%	1/14/2042	1,200	1,306
	HSBC Holdings plc	6.332%	3/9/2044	2,350	2,582
	HSBC Holdings plc	5.250%	3/14/2044	1,700	1,657
	HSBC USA Inc.	4.650%	6/3/2028	300	304
	Huntington Bancshares Inc.	4.443%	8/4/2028	525	527

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Huntington Bancshares Inc.	6.208%	8/21/2029	840	884
	Huntington Bancshares Inc.	2.550%	2/4/2030	1,125	1,041
	Huntington Bancshares Inc.	5.272%	1/15/2031	1,050	1,082
	Huntington Bancshares Inc.	5.023%	5/17/2033	500	503
	Huntington Bancshares Inc.	5.709%	2/2/2035	995	1,036
	Huntington Bancshares Inc.	2.487%	8/15/2036	400	342
	Huntington Bancshares Inc.	6.141%	11/18/2039	500	520
[3]	Huntington National Bank	4.270%	11/25/2026	450	448
	Huntington National Bank	4.871%	4/12/2028	590	596
	Huntington National Bank	4.552%	5/17/2028	500	503
	Huntington National Bank	5.650%	1/10/2030	500	523
	Industrial & Commercial Bank of China Ltd.	3.538%	11/8/2027	450	445
	ING Groep NV	3.950%	3/29/2027	1,300	1,295
	ING Groep NV	4.017%	3/28/2028	700	698
	ING Groep NV	4.550%	10/2/2028	1,000	1,010
	ING Groep NV	4.858%	3/25/2029	320	324
	ING Groep NV	4.050%	4/9/2029	610	605
	ING Groep NV	5.335%	3/19/2030	2,000	2,063
	ING Groep NV	5.066%	3/25/2031	400	410
	ING Groep NV	6.114%	9/11/2034	1,600	1,729
	ING Groep NV	5.550%	3/19/2035	1,300	1,351
	ING Groep NV	5.525%	3/25/2036	315	327
	Intercontinental Exchange Inc.	3.100%	9/15/2027	200	197
	Intercontinental Exchange Inc.	4.000%	9/15/2027	500	500
	Intercontinental Exchange Inc.	3.750%	9/21/2028	500	496
	Intercontinental Exchange Inc.	4.350%	6/15/2029	300	303
	Intercontinental Exchange Inc.	2.100%	6/15/2030	2,240	2,034
	Intercontinental Exchange Inc.	1.850%	9/15/2032	1,700	1,438
	Intercontinental Exchange Inc.	4.600%	3/15/2033	1,300	1,308
	Intercontinental Exchange Inc.	2.650%	9/15/2040	1,500	1,111
	Intercontinental Exchange Inc.	4.250%	9/21/2048	1,100	932
	Intercontinental Exchange Inc.	3.000%	6/15/2050	1,035	693
	Intercontinental Exchange Inc.	4.950%	6/15/2052	1,175	1,091
	Intercontinental Exchange Inc.	3.000%	9/15/2060	1,700	1,055
	Intercontinental Exchange Inc.	5.200%	6/15/2062	800	759
	Invesco Finance plc	5.375%	11/30/2043	900	877
	Jackson Financial Inc.	3.125%	11/23/2031	500	453
	Jackson Financial Inc.	4.000%	11/23/2051	500	361
	Jefferies Financial Group Inc.	4.850%	1/15/2027	600	605
	Jefferies Financial Group Inc.	5.875%	7/21/2028	600	625
	Jefferies Financial Group Inc.	4.150%	1/23/2030	1,100	1,086
	Jefferies Financial Group Inc.	2.625%	10/15/2031	1,500	1,334
	Jefferies Financial Group Inc.	2.750%	10/15/2032	500	435
	Jefferies Financial Group Inc.	6.200%	4/14/2034	1,150	1,222
	Jefferies Financial Group Inc.	6.250%	1/15/2036	320	341
	Jefferies Financial Group Inc.	6.500%	1/20/2043	350	375
	JPMorgan Chase & Co.	2.950%	10/1/2026	5,652	5,598
	JPMorgan Chase & Co.	7.625%	10/15/2026	3,000	3,115
	JPMorgan Chase & Co.	4.125%	12/15/2026	1,650	1,652
	JPMorgan Chase & Co.	3.625%	12/1/2027	1,000	992
	JPMorgan Chase & Co.	5.040%	1/23/2028	2,045	2,068
[3]	JPMorgan Chase & Co.	3.782%	2/1/2028	3,521	3,505
	JPMorgan Chase & Co.	5.571%	4/22/2028	1,675	1,712
	JPMorgan Chase & Co.	4.323%	4/26/2028	1,500	1,504
[3]	JPMorgan Chase & Co.	3.540%	5/1/2028	775	768
[3]	JPMorgan Chase & Co.	2.182%	6/1/2028	4,950	4,799
	JPMorgan Chase & Co.	4.979%	7/22/2028	810	822
	JPMorgan Chase & Co.	4.851%	7/25/2028	1,650	1,672
	JPMorgan Chase & Co.	4.505%	10/22/2028	700	706
[3]	JPMorgan Chase & Co.	3.509%	1/23/2029	2,900	2,861
	JPMorgan Chase & Co.	4.915%	1/24/2029	1,650	1,680
[3]	JPMorgan Chase & Co.	4.005%	4/23/2029	1,700	1,695
	JPMorgan Chase & Co.	2.069%	6/1/2029	2,000	1,897
[3]	JPMorgan Chase & Co.	4.203%	7/23/2029	4,150	4,158
	JPMorgan Chase & Co.	5.299%	7/24/2029	2,300	2,369
	JPMorgan Chase & Co.	5.012%	1/23/2030	1,390	1,424
	JPMorgan Chase & Co.	5.581%	4/22/2030	6,675	6,971
[3]	JPMorgan Chase & Co.	3.702%	5/6/2030	1,600	1,572
	JPMorgan Chase & Co.	4.565%	6/14/2030	1,350	1,365
	JPMorgan Chase & Co.	4.995%	7/22/2030	1,550	1,590

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	JPMorgan Chase & Co.	2.739%	10/15/2030	2,000	1,889
	JPMorgan Chase & Co.	4.603%	10/22/2030	1,210	1,224
	JPMorgan Chase & Co.	5.140%	1/24/2031	1,200	1,239
[3]	JPMorgan Chase & Co.	4.493%	3/24/2031	5,675	5,728
[3]	JPMorgan Chase & Co.	2.956%	5/13/2031	3,500	3,282
	JPMorgan Chase & Co.	1.764%	11/19/2031	1,000	883
	JPMorgan Chase & Co.	1.953%	2/4/2032	1,785	1,578
	JPMorgan Chase & Co.	2.580%	4/22/2032	4,000	3,636
	JPMorgan Chase & Co.	2.545%	11/8/2032	2,725	2,445
	JPMorgan Chase & Co.	2.963%	1/25/2033	3,385	3,095
	JPMorgan Chase & Co.	4.586%	4/26/2033	2,000	2,004
	JPMorgan Chase & Co.	4.912%	7/25/2033	1,600	1,632
	JPMorgan Chase & Co.	5.350%	6/1/2034	2,830	2,948
	JPMorgan Chase & Co.	6.254%	10/23/2034	2,500	2,752
	JPMorgan Chase & Co.	5.336%	1/23/2035	2,675	2,777
	JPMorgan Chase & Co.	5.294%	7/22/2035	2,850	2,945
	JPMorgan Chase & Co.	4.946%	10/22/2035	2,250	2,269
	JPMorgan Chase & Co.	5.502%	1/24/2036	1,200	1,256
	JPMorgan Chase & Co.	5.572%	4/22/2036	7,596	8,013
	JPMorgan Chase & Co.	5.576%	7/23/2036	3,215	3,335
	JPMorgan Chase & Co.	6.400%	5/15/2038	2,000	2,270
[3]	JPMorgan Chase & Co.	3.882%	7/24/2038	3,225	2,904
	JPMorgan Chase & Co.	5.500%	10/15/2040	1,375	1,425
[3]	JPMorgan Chase & Co.	3.109%	4/22/2041	5,000	3,933
	JPMorgan Chase & Co.	5.400%	1/6/2042	1,200	1,227
	JPMorgan Chase & Co.	3.157%	4/22/2042	2,955	2,301
	JPMorgan Chase & Co.	5.625%	8/16/2043	1,000	1,030
	JPMorgan Chase & Co.	4.950%	6/1/2045	4,550	4,287
	JPMorgan Chase & Co.	5.534%	11/29/2045	2,025	2,081
[3]	JPMorgan Chase & Co.	4.260%	2/22/2048	525	451
[3]	JPMorgan Chase & Co.	3.964%	11/15/2048	3,500	2,860
[3]	JPMorgan Chase & Co.	3.109%	4/22/2051	3,275	2,260
	JPMorgan Chase & Co.	3.328%	4/22/2052	3,300	2,360
	JPMorgan Chase Bank NA	5.110%	12/8/2026	1,335	1,352
	Kemper Corp.	3.800%	2/23/2032	500	462
[3]	KeyBank NA	5.850%	11/15/2027	1,300	1,341
[3]	KeyBank NA	4.390%	12/14/2027	300	301
[3]	KeyBank NA	6.950%	2/1/2028	250	263
[3]	KeyBank NA	4.900%	8/8/2032	525	521
	KeyBank NA	5.000%	1/26/2033	650	654
[3]	KeyCorp	2.250%	4/6/2027	750	729
[3]	KeyCorp	4.100%	4/30/2028	1,400	1,398
[3]	KeyCorp	2.550%	10/1/2029	600	562
[3]	KeyCorp	5.121%	4/4/2031	480	493
[3]	KeyCorp	4.789%	6/1/2033	790	788
	KeyCorp	6.401%	3/6/2035	825	895
	KKR & Co. Inc.	5.100%	8/7/2035	650	651
	Lazard Group LLC	4.500%	9/19/2028	425	427
	Lazard Group LLC	6.000%	3/15/2031	500	528
	Lazard Group LLC	5.625%	8/1/2035	500	508
	Legg Mason Inc.	5.625%	1/15/2044	450	452
	Lincoln National Corp.	3.625%	12/12/2026	250	248
	Lincoln National Corp.	3.800%	3/1/2028	850	841
	Lincoln National Corp.	6.300%	10/9/2037	1,025	1,100
	Lloyds Banking Group plc	3.750%	1/11/2027	1,329	1,324
	Lloyds Banking Group plc	3.750%	3/18/2028	700	695
	Lloyds Banking Group plc	4.375%	3/22/2028	3,025	3,038
[3]	Lloyds Banking Group plc	3.574%	11/7/2028	2,250	2,220
	Lloyds Banking Group plc	5.087%	11/26/2028	500	509
	Lloyds Banking Group plc	5.871%	3/6/2029	722	749
	Lloyds Banking Group plc	4.818%	6/13/2029	678	687
	Lloyds Banking Group plc	5.721%	6/5/2030	700	732
	Lloyds Banking Group plc	7.953%	11/15/2033	2,575	3,000
	Lloyds Banking Group plc	5.679%	1/5/2035	2,450	2,569
	Lloyds Banking Group plc	5.590%	11/26/2035	625	649
	Lloyds Banking Group plc	6.068%	6/13/2036	655	689
	Lloyds Banking Group plc	3.369%	12/14/2046	520	385
	Lloyds Banking Group plc	4.344%	1/9/2048	850	697
	Loews Corp.	3.200%	5/15/2030	500	478
	Loews Corp.	6.000%	2/1/2035	250	270

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Loews Corp.	4.125%	5/15/2043	275	234
	LPL Holdings Inc.	5.700%	5/20/2027	500	509
	LPL Holdings Inc.	4.900%	4/3/2028	500	505
	LPL Holdings Inc.	6.750%	11/17/2028	600	640
	LPL Holdings Inc.	5.200%	3/15/2030	625	639
	LPL Holdings Inc.	6.000%	5/20/2034	500	523
	LPL Holdings Inc.	5.650%	3/15/2035	500	509
	LPL Holdings Inc.	5.750%	6/15/2035	500	513
	M&T Bank Corp.	4.553%	8/16/2028	500	503
[3]	M&T Bank Corp.	4.833%	1/16/2029	125	126
	M&T Bank Corp.	7.413%	10/30/2029	1,500	1,629
	M&T Bank Corp.	5.179%	7/8/2031	275	282
	M&T Bank Corp.	6.082%	3/13/2032	415	441
	M&T Bank Corp.	5.053%	1/27/2034	880	882
	M&T Bank Corp.	5.400%	7/30/2035	1,980	1,995
[3]	M&T Bank Corp.	5.385%	1/16/2036	300	304
	Main Street Capital Corp.	6.500%	6/4/2027	700	716
	Main Street Capital Corp.	5.400%	8/15/2028	423	425
	Main Street Capital Corp.	6.950%	3/1/2029	450	472
[3]	Manufacturers & Traders Trust Co.	3.400%	8/17/2027	250	246
	Manufacturers & Traders Trust Co.	4.700%	1/27/2028	2,523	2,556
	Manufacturers & Traders Trust Co.	4.762%	7/6/2028	450	454
	Manulife Financial Corp.	2.484%	5/19/2027	1,130	1,102
[3]	Manulife Financial Corp.	4.061%	2/24/2032	760	755
	Manulife Financial Corp.	5.375%	3/4/2046	850	849
	Marex Group plc	5.829%	5/8/2028	225	228
	Marex Group plc	6.404%	11/4/2029	500	516
	Markel Group Inc.	3.500%	11/1/2027	200	197
	Markel Group Inc.	3.350%	9/17/2029	250	241
	Markel Group Inc.	5.000%	4/5/2046	1,100	1,002
	Markel Group Inc.	4.300%	11/1/2047	200	164
	Markel Group Inc.	5.000%	5/20/2049	200	180
	Markel Group Inc.	3.450%	5/7/2052	500	343
	Markel Group Inc.	6.000%	5/16/2054	500	512
	Marsh & McLennan Cos. Inc.	4.550%	11/8/2027	670	678
	Marsh & McLennan Cos. Inc.	4.375%	3/15/2029	875	883
	Marsh & McLennan Cos. Inc.	4.650%	3/15/2030	700	712
	Marsh & McLennan Cos. Inc.	2.250%	11/15/2030	665	603
	Marsh & McLennan Cos. Inc.	4.850%	11/15/2031	850	869
	Marsh & McLennan Cos. Inc.	5.875%	8/1/2033	1,050	1,135
	Marsh & McLennan Cos. Inc.	5.400%	9/15/2033	400	420
	Marsh & McLennan Cos. Inc.	5.150%	3/15/2034	400	414
	Marsh & McLennan Cos. Inc.	5.000%	3/15/2035	1,175	1,189
	Marsh & McLennan Cos. Inc.	4.750%	3/15/2039	400	385
	Marsh & McLennan Cos. Inc.	4.900%	3/15/2049	1,600	1,470
	Marsh & McLennan Cos. Inc.	6.250%	11/1/2052	500	551
	Marsh & McLennan Cos. Inc.	5.450%	3/15/2053	265	262
	Marsh & McLennan Cos. Inc.	5.700%	9/15/2053	890	912
	Marsh & McLennan Cos. Inc.	5.450%	3/15/2054	364	360
	Marsh & McLennan Cos. Inc.	5.400%	3/15/2055	1,160	1,138
	Mastercard Inc.	2.950%	11/21/2026	510	505
	Mastercard Inc.	3.300%	3/26/2027	2,550	2,530
	Mastercard Inc.	4.100%	1/15/2028	502	505
	Mastercard Inc.	3.500%	2/26/2028	450	446
	Mastercard Inc.	4.875%	3/9/2028	500	512
	Mastercard Inc.	4.550%	3/15/2028	357	363
	Mastercard Inc.	2.950%	6/1/2029	500	483
	Mastercard Inc.	3.350%	3/26/2030	1,250	1,217
	Mastercard Inc.	1.900%	3/15/2031	1,550	1,381
	Mastercard Inc.	2.000%	11/18/2031	700	618
	Mastercard Inc.	4.350%	1/15/2032	1,009	1,013
	Mastercard Inc.	4.950%	3/15/2032	600	621
	Mastercard Inc.	4.875%	5/9/2034	500	512
	Mastercard Inc.	4.550%	1/15/2035	829	827
	Mastercard Inc.	3.800%	11/21/2046	350	284
	Mastercard Inc.	3.950%	2/26/2048	550	453
	Mastercard Inc.	3.650%	6/1/2049	835	649
	Mastercard Inc.	3.850%	3/26/2050	1,400	1,122
	Mastercard Inc.	2.950%	3/15/2051	500	335
	Mercury General Corp.	4.400%	3/15/2027	315	314

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	MetLife Inc.	4.550%	3/23/2030	956	972
	MetLife Inc.	6.500%	12/15/2032	250	283
	MetLife Inc.	5.375%	7/15/2033	1,103	1,162
	MetLife Inc.	6.375%	6/15/2034	505	564
	MetLife Inc.	5.300%	12/15/2034	1,450	1,509
	MetLife Inc.	5.700%	6/15/2035	425	455
[3]	MetLife Inc.	6.400%	12/15/2036	1,505	1,587
	MetLife Inc.	5.875%	2/6/2041	645	684
	MetLife Inc.	4.875%	11/13/2043	1,396	1,314
	MetLife Inc.	4.721%	12/15/2044	150	138
	MetLife Inc.	4.050%	3/1/2045	1,000	841
	MetLife Inc.	5.000%	7/15/2052	1,600	1,494
	MetLife Inc.	5.250%	1/15/2054	630	613
[3]	MetLife Inc.	6.350%	3/15/2055	833	887
	MGIC Investment Corp.	5.250%	8/15/2028	150	150
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/2027	3,300	3,287
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/2027	1,000	988
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/2028	2,625	2,621
	Mitsubishi UFJ Financial Group Inc.	4.080%	4/19/2028	675	674
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/2028	625	634
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/2028	2,500	2,503
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/2028	1,000	1,023
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/2029	1,290	1,274
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/2029	825	795
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/2030	1,175	1,093
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/2030	750	773
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/2030	1,000	903
	Mitsubishi UFJ Financial Group Inc.	5.197%	1/16/2031	2,400	2,475
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/2032	2,500	2,216
	Mitsubishi UFJ Financial Group Inc.	4.315%	4/19/2033	300	294
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/2033	625	642
	Mitsubishi UFJ Financial Group Inc.	5.426%	4/17/2035	2,100	2,185
	Mitsubishi UFJ Financial Group Inc.	5.574%	1/16/2036	589	616
	Mitsubishi UFJ Financial Group Inc.	5.615%	4/24/2036	2,000	2,099
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/2038	200	190
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/2039	2,600	2,282
	Mizuho Financial Group Inc.	3.663%	2/28/2027	250	249
	Mizuho Financial Group Inc.	4.018%	3/5/2028	400	400
	Mizuho Financial Group Inc.	5.778%	7/6/2029	1,025	1,067
[3]	Mizuho Financial Group Inc.	4.254%	9/11/2029	1,000	1,001
[3]	Mizuho Financial Group Inc.	3.153%	7/16/2030	2,400	2,300
	Mizuho Financial Group Inc.	5.098%	5/13/2031	260	267
[3]	Mizuho Financial Group Inc.	2.591%	5/25/2031	1,000	922
	Mizuho Financial Group Inc.	4.711%	7/8/2031	650	658
	Mizuho Financial Group Inc.	2.564%	9/13/2031	1,000	885
	Mizuho Financial Group Inc.	2.172%	5/22/2032	1,500	1,321
	Mizuho Financial Group Inc.	5.748%	7/6/2034	2,140	2,272
	Mizuho Financial Group Inc.	5.579%	5/26/2035	1,000	1,046
	Mizuho Financial Group Inc.	5.594%	7/10/2035	900	942
	Mizuho Financial Group Inc.	5.323%	7/8/2036	3,800	3,902
	Morgan Stanley	3.625%	1/20/2027	2,135	2,128
	Morgan Stanley	3.950%	4/23/2027	745	743
	Morgan Stanley	2.475%	1/21/2028	500	489
[3]	Morgan Stanley	5.652%	4/13/2028	1,050	1,074
	Morgan Stanley	4.210%	4/20/2028	1,375	1,376
[3]	Morgan Stanley	3.591%	7/22/2028	3,040	3,008
	Morgan Stanley	6.296%	10/18/2028	2,200	2,292
[3]	Morgan Stanley	3.772%	1/24/2029	2,850	2,826
	Morgan Stanley	5.123%	2/1/2029	1,700	1,736
[3]	Morgan Stanley	4.994%	4/12/2029	10,000	10,195
[3]	Morgan Stanley	5.164%	4/20/2029	2,600	2,661
	Morgan Stanley	5.449%	7/20/2029	2,125	2,195
	Morgan Stanley	6.407%	11/1/2029	1,625	1,726
	Morgan Stanley	5.173%	1/16/2030	2,050	2,106
[3]	Morgan Stanley	4.431%	1/23/2030	300	301
	Morgan Stanley	5.656%	4/18/2030	1,050	1,097
	Morgan Stanley	5.042%	7/19/2030	1,700	1,742
	Morgan Stanley	4.654%	10/18/2030	2,075	2,098
	Morgan Stanley	5.230%	1/15/2031	1,000	1,032
[3]	Morgan Stanley	2.699%	1/22/2031	775	724

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Morgan Stanley	5.192%	4/17/2031	1,150	1,188
[3]	Morgan Stanley	1.794%	2/13/2032	2,000	1,744
	Morgan Stanley	7.250%	4/1/2032	705	816
[3]	Morgan Stanley	1.928%	4/28/2032	2,200	1,920
[3]	Morgan Stanley	2.239%	7/21/2032	3,500	3,090
[3]	Morgan Stanley	2.511%	10/20/2032	2,000	1,783
	Morgan Stanley	2.943%	1/21/2033	500	455
	Morgan Stanley	4.889%	7/20/2033	3,200	3,245
	Morgan Stanley	6.342%	10/18/2033	2,500	2,747
[3]	Morgan Stanley	5.250%	4/21/2034	2,050	2,113
[3]	Morgan Stanley	5.424%	7/21/2034	2,500	2,604
	Morgan Stanley	6.627%	11/1/2034	1,625	1,818
	Morgan Stanley	5.466%	1/18/2035	2,453	2,554
	Morgan Stanley	5.320%	7/19/2035	1,700	1,752
	Morgan Stanley	5.587%	1/18/2036	1,225	1,283
	Morgan Stanley	5.664%	4/17/2036	6,596	6,960
	Morgan Stanley	2.484%	9/16/2036	2,700	2,347
	Morgan Stanley	5.297%	4/20/2037	1,625	1,649
	Morgan Stanley	5.948%	1/19/2038	840	880
[3]	Morgan Stanley	3.971%	7/22/2038	2,100	1,879
	Morgan Stanley	5.942%	2/7/2039	1,975	2,069
	Morgan Stanley	3.217%	4/22/2042	1,375	1,075
	Morgan Stanley	6.375%	7/24/2042	2,400	2,693
[3]	Morgan Stanley	4.375%	1/22/2047	1,950	1,710
[3]	Morgan Stanley	5.597%	3/24/2051	2,700	2,751
[3]	Morgan Stanley	2.802%	1/25/2052	2,780	1,793
	Morgan Stanley	5.516%	11/19/2055	4,848	4,902
[3]	Morgan Stanley Bank NA	5.882%	10/30/2026	1,225	1,249
	Morgan Stanley Bank NA	4.447%	10/15/2027	1,600	1,604
[3]	Morgan Stanley Bank NA	4.952%	1/14/2028	800	808
[3]	Morgan Stanley Bank NA	5.504%	5/26/2028	2,940	3,005
[3]	Morgan Stanley Bank NA	4.968%	7/14/2028	850	863
	Morgan Stanley Bank NA	5.016%	1/12/2029	1,665	1,695
	Morgan Stanley Direct Lending Fund	6.000%	5/19/2030	375	384
[3]	Morgan Stanley Private Bank NA	4.466%	7/6/2028	975	981
	Morgan Stanley Private Bank NA	4.734%	7/18/2031	2,431	2,468
[8]	MSD Investment Corp.	6.250%	5/31/2030	500	506
	Nasdaq Inc.	5.350%	6/28/2028	705	727
	Nasdaq Inc.	1.650%	1/15/2031	500	438
	Nasdaq Inc.	5.550%	2/15/2034	871	914
	Nasdaq Inc.	2.500%	12/21/2040	1,000	709
	Nasdaq Inc.	3.250%	4/28/2050	165	115
	Nasdaq Inc.	3.950%	3/7/2052	757	585
	Nasdaq Inc.	5.950%	8/15/2053	120	126
	Nasdaq Inc.	6.100%	6/28/2063	1,000	1,055
	National Australia Bank Ltd.	5.087%	6/11/2027	525	535
	National Australia Bank Ltd.	4.944%	1/12/2028	850	868
	National Australia Bank Ltd.	4.308%	6/13/2028	345	348
	National Australia Bank Ltd.	4.900%	6/13/2028	1,500	1,536
	National Australia Bank Ltd.	4.787%	1/10/2029	600	614
	National Australia Bank Ltd.	4.901%	1/14/2030	395	407
	National Australia Bank Ltd.	4.534%	6/13/2030	270	274
	National Bank of Canada	5.600%	12/18/2028	800	834
[3]	Nationwide Financial Services Inc.	6.750%	5/15/2037	50	50
	NatWest Group plc	7.472%	11/10/2026	2,175	2,182
	NatWest Group plc	5.583%	3/1/2028	500	509
[3]	NatWest Group plc	3.073%	5/22/2028	2,450	2,407
	NatWest Group plc	5.516%	9/30/2028	900	922
[3]	NatWest Group plc	4.892%	5/18/2029	2,000	2,030
	NatWest Group plc	5.808%	9/13/2029	800	835
[3]	NatWest Group plc	5.076%	1/27/2030	3,140	3,207
[3]	NatWest Group plc	4.445%	5/8/2030	175	175
	NatWest Group plc	4.964%	8/15/2030	850	866
	NatWest Group plc	6.016%	3/2/2034	650	697
	NatWest Group plc	6.475%	6/1/2034	600	631
	NatWest Group plc	5.778%	3/1/2035	1,250	1,318
[3]	NatWest Group plc	3.032%	11/28/2035	1,200	1,097
	NMI Holdings Inc.	6.000%	8/15/2029	123	127
	Nomura Holdings Inc.	2.329%	1/22/2027	1,000	975
	Nomura Holdings Inc.	5.594%	7/2/2027	200	204

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Nomura Holdings Inc.	2.172%	7/14/2028	1,300	1,228
	Nomura Holdings Inc.	2.710%	1/22/2029	1,350	1,282
	Nomura Holdings Inc.	5.605%	7/6/2029	900	937
	Nomura Holdings Inc.	3.103%	1/16/2030	1,610	1,519
	Nomura Holdings Inc.	4.904%	7/1/2030	500	507
	Nomura Holdings Inc.	2.679%	7/16/2030	750	689
	Nomura Holdings Inc.	2.608%	7/14/2031	825	741
	Nomura Holdings Inc.	5.783%	7/3/2034	2,100	2,221
	Nomura Holdings Inc.	5.491%	6/29/2035	1,175	1,210
	Northern Trust Corp.	4.000%	5/10/2027	925	927
	Northern Trust Corp.	3.650%	8/3/2028	325	323
	Northern Trust Corp.	3.150%	5/3/2029	500	485
[3]	Northern Trust Corp.	3.375%	5/8/2032	275	270
	Northern Trust Corp.	6.125%	11/2/2032	810	886
	Oaktree Specialty Lending Corp.	2.700%	1/15/2027	500	485
	Oaktree Specialty Lending Corp.	7.100%	2/15/2029	450	466
[3]	Oaktree Strategic Credit Fund	8.400%	11/14/2028	450	489
[8]	Oaktree Strategic Credit Fund	6.190%	7/15/2030	350	358
	Old Republic International Corp.	5.750%	3/28/2034	300	313
	Old Republic International Corp.	3.850%	6/11/2051	500	362
	ORIX Corp.	3.700%	7/18/2027	650	645
	ORIX Corp.	4.650%	9/10/2029	447	452
	ORIX Corp.	4.450%	9/9/2030	750	749
	ORIX Corp.	2.250%	3/9/2031	1,000	891
	ORIX Corp.	5.400%	2/25/2035	500	515
	PartnerRe Finance B LLC	3.700%	7/2/2029	390	382
	PartnerRe Finance B LLC	4.500%	10/1/2050	500	475
[3]	PNC Bank NA	3.100%	10/25/2027	250	246
[3]	PNC Bank NA	3.250%	1/22/2028	600	590
[3]	PNC Bank NA	4.050%	7/26/2028	1,000	998
[3]	PNC Bank NA	2.700%	10/22/2029	300	282
	PNC Financial Services Group Inc.	3.150%	5/19/2027	4,021	3,967
	PNC Financial Services Group Inc.	3.450%	4/23/2029	2,880	2,820
	PNC Financial Services Group Inc.	5.582%	6/12/2029	800	829
	PNC Financial Services Group Inc.	5.492%	5/14/2030	1,050	1,093
	PNC Financial Services Group Inc.	5.222%	1/29/2031	1,015	1,048
	PNC Financial Services Group Inc.	4.899%	5/13/2031	1,560	1,592
	PNC Financial Services Group Inc.	4.626%	6/6/2033	675	670
	PNC Financial Services Group Inc.	6.037%	10/28/2033	1,225	1,321
	PNC Financial Services Group Inc.	5.068%	1/24/2034	1,150	1,174
	PNC Financial Services Group Inc.	5.676%	1/22/2035	6,650	7,013
	PNC Financial Services Group Inc.	5.401%	7/23/2035	1,985	2,054
	PNC Financial Services Group Inc.	5.575%	1/29/2036	4,560	4,760
	Primerica Inc.	2.800%	11/19/2031	500	452
	Principal Financial Group Inc.	3.100%	11/15/2026	300	297
	Principal Financial Group Inc.	3.700%	5/15/2029	500	490
	Principal Financial Group Inc.	2.125%	6/15/2030	100	91
	Principal Financial Group Inc.	4.625%	9/15/2042	500	457
	Principal Financial Group Inc.	4.350%	5/15/2043	340	299
	Principal Financial Group Inc.	4.300%	11/15/2046	265	227
	Progressive Corp.	2.450%	1/15/2027	1,602	1,573
	Progressive Corp.	4.000%	3/1/2029	409	409
	Progressive Corp.	6.625%	3/1/2029	150	162
	Progressive Corp.	3.000%	3/15/2032	1,250	1,154
	Progressive Corp.	4.950%	6/15/2033	450	463
	Progressive Corp.	3.700%	1/26/2045	250	200
	Progressive Corp.	4.125%	4/15/2047	385	324
	Progressive Corp.	3.950%	3/26/2050	870	702
	Progressive Corp.	3.700%	3/15/2052	500	385
[3]	Prudential Financial Inc.	5.750%	7/15/2033	345	375
	Prudential Financial Inc.	5.200%	3/14/2035	240	247
[3]	Prudential Financial Inc.	5.700%	12/14/2036	805	856
[3]	Prudential Financial Inc.	6.625%	12/1/2037	300	342
[3]	Prudential Financial Inc.	6.625%	6/21/2040	250	286
[3]	Prudential Financial Inc.	5.100%	8/15/2043	188	178
[3]	Prudential Financial Inc.	4.600%	5/15/2044	1,100	993
	Prudential Financial Inc.	3.905%	12/7/2047	1,332	1,067
[3]	Prudential Financial Inc.	5.700%	9/15/2048	1,150	1,171
	Prudential Financial Inc.	3.935%	12/7/2049	665	525
[3]	Prudential Financial Inc.	4.350%	2/25/2050	535	454

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Prudential Financial Inc.	3.700%	10/1/2050	700	652
[3]	Prudential Financial Inc.	3.700%	3/13/2051	1,300	984
	Prudential Financial Inc.	5.125%	3/1/2052	750	750
	Prudential Financial Inc.	6.000%	9/1/2052	450	469
	Prudential Financial Inc.	6.750%	3/1/2053	500	538
	Prudential Financial Inc.	6.500%	3/15/2054	1,225	1,311
	Prudential Funding Asia plc	3.125%	4/14/2030	740	710
	Prudential Funding Asia plc	3.625%	3/24/2032	500	477
	Radian Group Inc.	6.200%	5/15/2029	651	681
	Raymond James Financial Inc.	4.650%	4/1/2030	250	254
	Raymond James Financial Inc.	4.950%	7/15/2046	675	624
[3]	Regions Bank	6.450%	6/26/2037	500	548
	Regions Financial Corp.	1.800%	8/12/2028	500	468
	Regions Financial Corp.	5.722%	6/6/2030	850	886
	Regions Financial Corp.	5.502%	9/6/2035	280	288
	Regions Financial Corp.	7.375%	12/10/2037	500	577
	Reinsurance Group of America Inc.	3.900%	5/15/2029	500	494
	Reinsurance Group of America Inc.	6.000%	9/15/2033	575	613
	Reinsurance Group of America Inc.	5.750%	9/15/2034	750	783
	Reinsurance Group of America Inc.	6.650%	9/15/2055	600	630
	RenaissanceRe Finance Inc.	3.450%	7/1/2027	225	222
	RenaissanceRe Holdings Ltd.	3.600%	4/15/2029	400	391
	RenaissanceRe Holdings Ltd.	5.750%	6/5/2033	706	741
	RenaissanceRe Holdings Ltd.	5.800%	4/1/2035	425	446
[3]	Royal Bank of Canada	1.400%	11/2/2026	500	487
[3]	Royal Bank of Canada	4.875%	1/19/2027	600	607
[3]	Royal Bank of Canada	2.050%	1/21/2027	350	342
	Royal Bank of Canada	3.625%	5/4/2027	925	921
[3]	Royal Bank of Canada	4.240%	8/3/2027	17,475	17,579
[3]	Royal Bank of Canada	4.510%	10/18/2027	490	492
[3]	Royal Bank of Canada	6.000%	11/1/2027	875	910
[3]	Royal Bank of Canada	4.900%	1/12/2028	850	867
[3]	Royal Bank of Canada	4.522%	10/18/2028	490	494
[3]	Royal Bank of Canada	4.965%	1/24/2029	850	865
[3]	Royal Bank of Canada	4.950%	2/1/2029	600	617
	Royal Bank of Canada	4.498%	8/6/2029	714	720
[3]	Royal Bank of Canada	4.969%	8/2/2030	475	486
[3]	Royal Bank of Canada	5.153%	2/4/2031	2,294	2,363
[3]	Royal Bank of Canada	4.970%	5/2/2031	976	999
	Royal Bank of Canada	4.696%	8/6/2031	613	621
[3]	Royal Bank of Canada	2.300%	11/3/2031	4,450	3,977
	Royal Bank of Canada	3.875%	5/4/2032	925	897
[3]	Royal Bank of Canada	5.000%	2/1/2033	1,785	1,843
[3]	Royal Bank of Canada	5.000%	5/2/2033	825	849
[3]	Royal Bank of Canada	5.150%	2/1/2034	600	625
	Santander Holdings USA Inc.	3.244%	10/5/2026	4,867	4,820
	Santander Holdings USA Inc.	2.490%	1/6/2028	925	903
	Santander Holdings USA Inc.	6.499%	3/9/2029	650	678
	Santander Holdings USA Inc.	6.174%	1/9/2030	600	625
	Santander Holdings USA Inc.	7.660%	11/9/2031	500	560
[3]	Santander UK Group Holdings plc	3.823%	11/3/2028	500	495
	Santander UK Group Holdings plc	6.534%	1/10/2029	1,100	1,152
	Santander UK Group Holdings plc	4.320%	9/22/2029	251	250
	Santander UK Group Holdings plc	2.896%	3/15/2032	500	457
	Santander UK Group Holdings plc	5.136%	9/22/2036	261	259
	Selective Insurance Group Inc.	5.900%	4/15/2035	120	125
	Selective Insurance Group Inc.	5.375%	3/1/2049	240	221
	SiriusPoint Ltd.	7.000%	4/5/2029	176	186
	Sixth Street Lending Partners	6.500%	3/11/2029	625	650
	Sixth Street Lending Partners	5.750%	1/15/2030	1,500	1,523
[8]	Sixth Street Lending Partners	6.125%	7/15/2030	150	155
	Sixth Street Specialty Lending Inc.	6.125%	3/1/2029	540	556
	State Street Bank & Trust Co.	4.782%	11/23/2029	850	872
	State Street Corp.	4.993%	3/18/2027	825	838
	State Street Corp.	4.536%	2/28/2028	9,900	10,026
	State Street Corp.	4.543%	4/24/2028	150	151
	State Street Corp.	5.820%	11/4/2028	500	518
	State Street Corp.	4.530%	2/20/2029	400	404
	State Street Corp.	5.684%	11/21/2029	800	838
[3]	State Street Corp.	4.141%	12/3/2029	800	802

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	State Street Corp.	2.400%	1/24/2030	625	586
	State Street Corp.	4.729%	2/28/2030	850	869
	State Street Corp.	4.834%	4/24/2030	300	308
	State Street Corp.	2.200%	3/3/2031	500	446
	State Street Corp.	4.675%	10/22/2032	2,500	2,531
	State Street Corp.	4.821%	1/26/2034	610	617
	State Street Corp.	5.159%	5/18/2034	1,000	1,036
[3]	State Street Corp.	3.031%	11/1/2034	550	516
	State Street Corp.	6.123%	11/21/2034	500	542
	State Street Corp.	5.146%	2/28/2036	850	868
	Stewart Information Services Corp.	3.600%	11/15/2031	375	336
	Stifel Financial Corp.	4.000%	5/15/2030	100	98
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/2026	650	643
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/2027	1,000	993
	Sumitomo Mitsui Financial Group Inc.	2.174%	1/14/2027	525	513
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/2027	2,600	2,574
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/2028	500	516
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/2028	1,700	1,681
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/2028	3,650	3,638
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/2028	3,000	2,818
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/2028	3,250	3,272
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/2029	1,000	956
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/2029	400	377
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/2030	1,175	1,102
	Sumitomo Mitsui Financial Group Inc.	5.240%	4/15/2030	550	570
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/2030	1,300	1,176
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/2031	750	654
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/2031	1,000	883
	Sumitomo Mitsui Financial Group Inc.	5.454%	1/15/2032	525	549
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/2033	1,380	1,475
	Sumitomo Mitsui Financial Group Inc.	4.954%	7/8/2033	375	381
	Sumitomo Mitsui Financial Group Inc.	5.776%	7/13/2033	2,600	2,780
	Sumitomo Mitsui Financial Group Inc.	5.558%	7/9/2034	850	897
	Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/2041	600	421
	Sumitomo Mitsui Financial Group Inc.	6.184%	7/13/2043	814	890
	Sumitomo Mitsui Financial Group Inc.	5.836%	7/9/2044	1,375	1,438
	Sumitomo Mitsui Financial Group Inc.	5.796%	7/8/2046	481	491
	Synchrony Financial	3.950%	12/1/2027	1,125	1,112
	Synchrony Financial	5.019%	7/29/2029	98	99
	Synchrony Financial	5.450%	3/6/2031	625	637
	Synchrony Financial	2.875%	10/28/2031	400	354
	Synovus Bank	5.625%	2/15/2028	1,050	1,071
	Synovus Financial Corp.	6.168%	11/1/2030	500	519
[3]	Toronto-Dominion Bank	1.950%	1/12/2027	500	488
[3]	Toronto-Dominion Bank	2.800%	3/10/2027	1,250	1,229
[3]	Toronto-Dominion Bank	4.980%	4/5/2027	675	685
	Toronto-Dominion Bank	4.108%	6/8/2027	2,050	2,053
	Toronto-Dominion Bank	5.156%	1/10/2028	1,085	1,111
	Toronto-Dominion Bank	4.861%	1/31/2028	374	381
[3]	Toronto-Dominion Bank	5.523%	7/17/2028	1,000	1,038
[3]	Toronto-Dominion Bank	4.994%	4/5/2029	675	693
[3]	Toronto-Dominion Bank	2.000%	9/10/2031	600	533
[3]	Toronto-Dominion Bank	2.450%	1/12/2032	500	445
	Toronto-Dominion Bank	5.298%	1/30/2032	455	475
[3]	Toronto-Dominion Bank	3.200%	3/10/2032	2,491	2,312
	Toronto-Dominion Bank	4.456%	6/8/2032	1,809	1,808
	Toronto-Dominion Bank	5.146%	9/10/2034	500	508
	TPG Operating Group II LP	5.875%	3/5/2034	700	739
	TPG Operating Group II LP	5.375%	1/15/2036	500	501
	Transatlantic Holdings Inc.	8.000%	11/30/2039	625	788
	Travelers Cos. Inc.	5.050%	7/24/2035	75	76
[3]	Travelers Cos. Inc.	6.250%	6/15/2037	1,060	1,180
	Travelers Cos. Inc.	5.350%	11/1/2040	1,730	1,763
	Travelers Cos. Inc.	4.600%	8/1/2043	500	456
	Travelers Cos. Inc.	4.050%	3/7/2048	250	207
	Travelers Cos. Inc.	2.550%	4/27/2050	500	308
	Travelers Cos. Inc.	5.700%	7/24/2055	225	233
[3]	Truist Bank	4.420%	7/24/2028	975	979
[3]	Truist Bank	2.250%	3/11/2030	800	729
[3]	Truist Financial Corp.	4.873%	1/26/2029	1,800	1,826

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Truist Financial Corp.	3.875%	3/19/2029	600	591
[3]	Truist Financial Corp.	7.161%	10/30/2029	950	1,029
[3]	Truist Financial Corp.	5.435%	1/24/2030	1,225	1,268
[3]	Truist Financial Corp.	1.950%	6/5/2030	300	270
[3]	Truist Financial Corp.	4.916%	7/28/2033	800	798
[3]	Truist Financial Corp.	6.123%	10/28/2033	300	323
[3]	Truist Financial Corp.	5.711%	1/24/2035	1,475	1,548
	UBS AG	5.000%	7/9/2027	1,000	1,016
	UBS AG	4.864%	1/10/2028	675	681
	UBS AG	7.500%	2/15/2028	3,088	3,324
	UBS AG	5.650%	9/11/2028	1,100	1,150
	UBS AG	4.500%	6/26/2048	850	754
[8]	UBS Group AG	4.194%	4/1/2031	1,000	988
	UBS Group AG	4.875%	5/15/2045	1,680	1,576
	Unum Group	4.000%	6/15/2029	210	207
	Unum Group	5.750%	8/15/2042	400	401
	Unum Group	4.500%	12/15/2049	500	409
	Unum Group	4.125%	6/15/2051	500	382
	Unum Group	6.000%	6/15/2054	265	268
[3]	US Bancorp	3.150%	4/27/2027	3,314	3,273
	US Bancorp	6.787%	10/26/2027	800	821
[3]	US Bancorp	2.215%	1/27/2028	800	779
[3]	US Bancorp	4.548%	7/22/2028	1,510	1,521
	US Bancorp	5.775%	6/12/2029	1,225	1,275
[3]	US Bancorp	3.000%	7/30/2029	1,775	1,699
	US Bancorp	5.384%	1/23/2030	2,550	2,637
	US Bancorp	5.100%	7/23/2030	985	1,013
	US Bancorp	5.046%	2/12/2031	510	523
	US Bancorp	5.083%	5/15/2031	2,650	2,723
[3]	US Bancorp	2.677%	1/27/2033	500	447
[3]	US Bancorp	4.967%	7/22/2033	1,130	1,135
	US Bancorp	5.850%	10/21/2033	1,525	1,626
	US Bancorp	4.839%	2/1/2034	1,920	1,928
	US Bancorp	5.678%	1/23/2035	2,700	2,843
	US Bancorp	5.424%	2/12/2036	510	528
	US Bancorp	2.491%	11/3/2036	980	845
	US Bank NA	4.507%	10/22/2027	1,050	1,053
	Visa Inc.	1.900%	4/15/2027	886	861
	Visa Inc.	0.750%	8/15/2027	500	474
	Visa Inc.	2.750%	9/15/2027	896	879
	Visa Inc.	2.050%	4/15/2030	975	897
	Visa Inc.	1.100%	2/15/2031	800	689
	Visa Inc.	4.150%	12/14/2035	1,250	1,206
	Visa Inc.	2.700%	4/15/2040	1,950	1,494
	Visa Inc.	4.300%	12/14/2045	2,300	2,029
	Visa Inc.	3.650%	9/15/2047	655	518
	Visa Inc.	2.000%	8/15/2050	1,500	834
	Voya Financial Inc.	5.700%	7/15/2043	650	655
	Voya Financial Inc.	4.800%	6/15/2046	125	112
	W R Berkley Corp.	4.750%	8/1/2044	290	270
	W R Berkley Corp.	3.150%	9/30/2061	500	316
	Wachovia Corp.	7.500%	4/15/2035	150	176
	Wachovia Corp.	5.500%	8/1/2035	325	335
	Wachovia Corp.	6.550%	10/15/2035	100	111
	Webster Financial Corp.	4.100%	3/25/2029	245	240
	Wells Fargo & Co.	3.000%	10/23/2026	2,275	2,252
[3]	Wells Fargo & Co.	4.300%	7/22/2027	1,500	1,505
[3]	Wells Fargo & Co.	4.900%	1/24/2028	1,800	1,817
[3]	Wells Fargo & Co.	3.526%	3/24/2028	1,500	1,487
[3]	Wells Fargo & Co.	5.707%	4/22/2028	2,525	2,585
[3]	Wells Fargo & Co.	3.584%	5/22/2028	1,048	1,038
[3]	Wells Fargo & Co.	2.393%	6/2/2028	1,500	1,458
[3]	Wells Fargo & Co.	4.808%	7/25/2028	4,205	4,256
[3]	Wells Fargo & Co.	4.150%	1/24/2029	200	200
[3]	Wells Fargo & Co.	5.574%	7/25/2029	2,000	2,073
	Wells Fargo & Co.	4.078%	9/15/2029	1,285	1,280
	Wells Fargo & Co.	6.303%	10/23/2029	2,195	2,325
[3]	Wells Fargo & Co.	2.879%	10/30/2030	8,000	7,571
	Wells Fargo & Co.	5.244%	1/24/2031	1,500	1,552
[3]	Wells Fargo & Co.	4.478%	4/4/2031	5,210	5,238

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wells Fargo & Co.	5.150%	4/23/2031	10,000	10,315
[3]	Wells Fargo & Co.	4.897%	7/25/2033	6,700	6,806
	Wells Fargo & Co.	5.389%	4/24/2034	4,419	4,591
[3]	Wells Fargo & Co.	5.557%	7/25/2034	5,000	5,252
	Wells Fargo & Co.	6.491%	10/23/2034	1,750	1,945
	Wells Fargo & Co.	5.499%	1/23/2035	2,420	2,524
	Wells Fargo & Co.	5.211%	12/3/2035	2,125	2,171
	Wells Fargo & Co.	5.605%	4/23/2036	3,546	3,720
[3]	Wells Fargo & Co.	5.950%	12/15/2036	225	233
[3]	Wells Fargo & Co.	3.068%	4/30/2041	1,000	776
	Wells Fargo & Co.	5.606%	1/15/2044	1,900	1,903
[3]	Wells Fargo & Co.	4.650%	11/4/2044	2,175	1,922
	Wells Fargo & Co.	3.900%	5/1/2045	650	533
[3]	Wells Fargo & Co.	4.900%	11/17/2045	2,300	2,096
[3]	Wells Fargo & Co.	4.400%	6/14/2046	1,375	1,162
[3]	Wells Fargo & Co.	4.750%	12/7/2046	2,175	1,931
[3]	Wells Fargo & Co.	5.013%	4/4/2051	2,500	2,336
[3]	Wells Fargo & Co.	4.611%	4/25/2053	2,850	2,503
	Wells Fargo Bank NA	5.254%	12/11/2026	2,000	2,029
	Wells Fargo Bank NA	5.950%	8/26/2036	550	586
[3]	Wells Fargo Bank NA	5.850%	2/1/2037	425	450
[3]	Wells Fargo Bank NA	6.600%	1/15/2038	605	683
	Western Union Co.	2.750%	3/15/2031	500	445
	Western Union Co.	6.200%	11/17/2036	410	428
[3]	Westpac Banking Corp.	4.600%	10/20/2026	505	508
	Westpac Banking Corp.	3.350%	3/8/2027	800	795
	Westpac Banking Corp.	5.535%	11/17/2028	800	837
	Westpac Banking Corp.	1.953%	11/20/2028	900	847
	Westpac Banking Corp.	5.050%	4/16/2029	625	646
	Westpac Banking Corp.	2.650%	1/16/2030	1,620	1,529
	Westpac Banking Corp.	5.405%	8/10/2033	875	901
	Westpac Banking Corp.	6.820%	11/17/2033	600	671
	Westpac Banking Corp.	4.110%	7/24/2034	1,750	1,713
	Westpac Banking Corp.	2.668%	11/15/2035	2,050	1,840
[3]	Westpac Banking Corp.	5.618%	11/20/2035	1,365	1,407
	Westpac Banking Corp.	3.020%	11/18/2036	2,000	1,784
	Westpac Banking Corp.	2.963%	11/16/2040	1,000	765
	Willis North America Inc.	4.500%	9/15/2028	1,500	1,514
	Willis North America Inc.	2.950%	9/15/2029	660	627
	Willis North America Inc.	5.350%	5/15/2033	300	310
	Willis North America Inc.	5.050%	9/15/2048	200	182
	Willis North America Inc.	3.875%	9/15/2049	625	474
	Willis North America Inc.	5.900%	3/5/2054	625	636
	XL Group Ltd.	5.250%	12/15/2043	100	97
	Zions Bancorp NA	4.704%	8/18/2028	1,000	1,003
	Zions Bancorp NA	3.250%	10/29/2029	250	235
	Zions Bancorp NA	6.816%	11/19/2035	250	266
					1,662,621
Health Care (1.1%)
	Abbott Laboratories	3.750%	11/30/2026	502	502
	Abbott Laboratories	1.150%	1/30/2028	1,850	1,742
	Abbott Laboratories	1.400%	6/30/2030	400	356
	Abbott Laboratories	4.750%	11/30/2036	400	404
	Abbott Laboratories	6.150%	11/30/2037	425	477
	Abbott Laboratories	6.000%	4/1/2039	250	277
	Abbott Laboratories	4.750%	4/15/2043	500	479
	Abbott Laboratories	4.900%	11/30/2046	2,115	2,030
	AbbVie Inc.	2.950%	11/21/2026	4,390	4,341
	AbbVie Inc.	4.650%	3/15/2028	1,050	1,067
	AbbVie Inc.	4.250%	11/14/2028	1,400	1,412
	AbbVie Inc.	4.800%	3/15/2029	2,350	2,403
	AbbVie Inc.	3.200%	11/21/2029	5,600	5,402
	AbbVie Inc.	4.875%	3/15/2030	850	875
	AbbVie Inc.	4.950%	3/15/2031	1,850	1,912
	AbbVie Inc.	5.050%	3/15/2034	2,500	2,570
	AbbVie Inc.	4.550%	3/15/2035	1,725	1,698
	AbbVie Inc.	5.200%	3/15/2035	750	777
	AbbVie Inc.	4.500%	5/14/2035	2,105	2,064
	AbbVie Inc.	4.300%	5/14/2036	1,375	1,322

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AbbVie Inc.	4.050%	11/21/2039	3,977	3,559
	AbbVie Inc.	4.625%	10/1/2042	430	399
	AbbVie Inc.	4.400%	11/6/2042	2,119	1,911
	AbbVie Inc.	4.850%	6/15/2044	1,195	1,127
	AbbVie Inc.	4.750%	3/15/2045	525	485
	AbbVie Inc.	4.700%	5/14/2045	2,257	2,071
	AbbVie Inc.	4.450%	5/14/2046	2,100	1,856
	AbbVie Inc.	4.250%	11/21/2049	9,115	7,695
	AbbVie Inc.	5.400%	3/15/2054	2,925	2,911
	AbbVie Inc.	5.500%	3/15/2064	1,500	1,499
[3]	Adventist Health System	4.742%	12/1/2030	500	500
	Adventist Health System	5.430%	3/1/2032	500	514
	Adventist Health System	5.757%	12/1/2034	375	386
	Adventist Health System	3.630%	3/1/2049	375	258
	Advocate Health & Hospitals Corp.	3.829%	8/15/2028	325	323
[3]	Advocate Health & Hospitals Corp.	2.211%	6/15/2030	100	92
	Advocate Health & Hospitals Corp.	4.272%	8/15/2048	375	316
	Advocate Health & Hospitals Corp.	3.387%	10/15/2049	250	181
[3]	Advocate Health & Hospitals Corp.	3.008%	6/15/2050	300	201
	Aetna Inc.	6.625%	6/15/2036	1,300	1,428
	Aetna Inc.	6.750%	12/15/2037	350	387
	Aetna Inc.	4.500%	5/15/2042	375	324
	Agilent Technologies Inc.	2.750%	9/15/2029	468	443
	Agilent Technologies Inc.	2.100%	6/4/2030	325	295
	Agilent Technologies Inc.	2.300%	3/12/2031	500	449
	Agilent Technologies Inc.	4.750%	9/9/2034	500	498
	AHS Hospital Corp.	5.024%	7/1/2045	325	311
[3]	AHS Hospital Corp.	2.780%	7/1/2051	500	316
[3]	Allina Health System	3.887%	4/15/2049	325	256
	Amgen Inc.	2.200%	2/21/2027	1,725	1,683
	Amgen Inc.	3.200%	11/2/2027	1,000	984
	Amgen Inc.	5.150%	3/2/2028	3,475	3,556
	Amgen Inc.	1.650%	8/15/2028	1,000	935
	Amgen Inc.	3.000%	2/22/2029	3,100	2,985
	Amgen Inc.	4.050%	8/18/2029	1,050	1,045
	Amgen Inc.	2.450%	2/21/2030	1,675	1,552
	Amgen Inc.	5.250%	3/2/2030	800	829
	Amgen Inc.	2.300%	2/25/2031	2,100	1,891
	Amgen Inc.	2.000%	1/15/2032	2,850	2,472
	Amgen Inc.	4.200%	3/1/2033	625	608
	Amgen Inc.	5.250%	3/2/2033	3,565	3,693
	Amgen Inc.	3.150%	2/21/2040	3,000	2,362
	Amgen Inc.	2.800%	8/15/2041	850	626
	Amgen Inc.	4.950%	10/1/2041	500	472
	Amgen Inc.	5.150%	11/15/2041	451	438
	Amgen Inc.	5.600%	3/2/2043	2,795	2,829
	Amgen Inc.	4.400%	5/1/2045	1,875	1,628
	Amgen Inc.	4.563%	6/15/2048	656	567
	Amgen Inc.	4.663%	6/15/2051	3,189	2,785
	Amgen Inc.	4.200%	2/22/2052	800	642
	Amgen Inc.	5.650%	3/2/2053	3,075	3,069
	Amgen Inc.	2.770%	9/1/2053	2,776	1,685
	Amgen Inc.	4.400%	2/22/2062	700	559
	Amgen Inc.	5.750%	3/2/2063	2,250	2,245
[3]	Ascension Health	2.532%	11/15/2029	1,056	992
[3]	Ascension Health	3.106%	11/15/2039	300	237
	Ascension Health	3.945%	11/15/2046	1,150	942
[3]	Ascension Health	4.847%	11/15/2053	610	556
	AstraZeneca Finance LLC	4.800%	2/26/2027	1,400	1,417
	AstraZeneca Finance LLC	4.875%	3/3/2028	650	664
	AstraZeneca Finance LLC	1.750%	5/28/2028	1,100	1,041
	AstraZeneca Finance LLC	4.850%	2/26/2029	1,050	1,077
	AstraZeneca Finance LLC	4.900%	2/26/2031	1,000	1,033
	AstraZeneca Finance LLC	2.250%	5/28/2031	500	452
	AstraZeneca Finance LLC	4.875%	3/3/2033	400	412
	AstraZeneca Finance LLC	5.000%	2/26/2034	1,275	1,314
	AstraZeneca plc	3.125%	6/12/2027	500	494
	AstraZeneca plc	1.375%	8/6/2030	1,020	898
	AstraZeneca plc	6.450%	9/15/2037	2,530	2,882
	AstraZeneca plc	4.000%	9/18/2042	845	734

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AstraZeneca plc	4.375%	11/16/2045	1,475	1,315
	AstraZeneca plc	3.000%	5/28/2051	250	172
	Banner Health	2.338%	1/1/2030	375	347
	Banner Health	1.897%	1/1/2031	500	444
	Banner Health	2.907%	1/1/2042	500	373
[3]	Banner Health	3.181%	1/1/2050	225	156
	Banner Health	2.913%	1/1/2051	500	322
[3]	Baptist Health South Florida Obligated Group	3.115%	11/15/2071	500	297
[3]	Baptist Healthcare System Obligated Group	3.540%	8/15/2050	500	362
	Baxalta Inc.	5.250%	6/23/2045	415	399
	Baxter International Inc.	1.915%	2/1/2027	1,125	1,091
	Baxter International Inc.	2.272%	12/1/2028	1,175	1,103
	Baxter International Inc.	3.950%	4/1/2030	555	544
	Baxter International Inc.	1.730%	4/1/2031	600	516
	Baxter International Inc.	2.539%	2/1/2032	1,275	1,118
	Baxter International Inc.	3.500%	8/15/2046	375	268
	Baxter International Inc.	3.132%	12/1/2051	950	606
[3]	Baylor Scott & White Holdings	1.777%	11/15/2030	500	444
	Baylor Scott & White Holdings	4.185%	11/15/2045	400	339
[3]	Baylor Scott & White Holdings	2.839%	11/15/2050	1,500	964
	Becton Dickinson & Co.	3.700%	6/6/2027	1,430	1,421
	Becton Dickinson & Co.	4.693%	2/13/2028	750	759
	Becton Dickinson & Co.	4.874%	2/8/2029	166	169
	Becton Dickinson & Co.	5.081%	6/7/2029	1,300	1,335
	Becton Dickinson & Co.	2.823%	5/20/2030	1,000	938
	Becton Dickinson & Co.	1.957%	2/11/2031	1,000	882
	Becton Dickinson & Co.	4.298%	8/22/2032	350	344
	Becton Dickinson & Co.	5.110%	2/8/2034	500	511
	Becton Dickinson & Co.	4.685%	12/15/2044	675	603
	Becton Dickinson & Co.	4.669%	6/6/2047	1,225	1,083
[3]	Beth Israel Lahey Health Inc.	3.080%	7/1/2051	500	327
	Biogen Inc.	2.250%	5/1/2030	1,425	1,300
	Biogen Inc.	5.750%	5/15/2035	525	550
	Biogen Inc.	3.150%	5/1/2050	645	419
	Biogen Inc.	3.250%	2/15/2051	589	385
	Biogen Inc.	6.450%	5/15/2055	200	214
	Bio-Rad Laboratories Inc.	3.300%	3/15/2027	250	247
	Bio-Rad Laboratories Inc.	3.700%	3/15/2032	500	467
[3]	Bon Secours Mercy Health Inc.	4.302%	7/1/2028	175	175
[3]	Bon Secours Mercy Health Inc.	3.464%	6/1/2030	308	299
	Boston Scientific Corp.	2.650%	6/1/2030	975	912
	Boston Scientific Corp.	6.500%	11/15/2035	225	252
	Boston Scientific Corp.	4.550%	3/1/2039	559	534
	Boston Scientific Corp.	7.375%	1/15/2040	225	274
	Boston Scientific Corp.	4.700%	3/1/2049	564	516
	Bristol-Myers Squibb Co.	4.900%	2/22/2027	850	861
	Bristol-Myers Squibb Co.	3.450%	11/15/2027	495	491
	Bristol-Myers Squibb Co.	3.900%	2/20/2028	1,250	1,250
	Bristol-Myers Squibb Co.	4.900%	2/22/2029	1,500	1,539
	Bristol-Myers Squibb Co.	3.400%	7/26/2029	3,050	2,974
	Bristol-Myers Squibb Co.	1.450%	11/13/2030	500	438
	Bristol-Myers Squibb Co.	5.100%	2/22/2031	1,050	1,092
	Bristol-Myers Squibb Co.	2.950%	3/15/2032	500	460
	Bristol-Myers Squibb Co.	5.900%	11/15/2033	800	870
	Bristol-Myers Squibb Co.	5.200%	2/22/2034	2,400	2,488
	Bristol-Myers Squibb Co.	4.125%	6/15/2039	1,530	1,385
	Bristol-Myers Squibb Co.	3.250%	8/1/2042	390	301
	Bristol-Myers Squibb Co.	4.625%	5/15/2044	650	589
	Bristol-Myers Squibb Co.	4.350%	11/15/2047	1,750	1,490
	Bristol-Myers Squibb Co.	4.550%	2/20/2048	1,616	1,414
	Bristol-Myers Squibb Co.	4.250%	10/26/2049	3,355	2,780
	Bristol-Myers Squibb Co.	2.550%	11/13/2050	1,150	691
	Bristol-Myers Squibb Co.	3.700%	3/15/2052	3,149	2,351
	Bristol-Myers Squibb Co.	6.250%	11/15/2053	800	873
	Bristol-Myers Squibb Co.	5.550%	2/22/2054	2,300	2,292
	Bristol-Myers Squibb Co.	3.900%	3/15/2062	825	604
	Bristol-Myers Squibb Co.	6.400%	11/15/2063	550	607
	Bristol-Myers Squibb Co.	5.650%	2/22/2064	1,450	1,438
	Cardinal Health Inc.	4.700%	11/15/2026	400	403
	Cardinal Health Inc.	5.125%	2/15/2029	550	566

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cardinal Health Inc.	5.000%	11/15/2029	575	590
	Cardinal Health Inc.	4.500%	9/15/2030	350	351
	Cardinal Health Inc.	5.450%	2/15/2034	425	441
	Cardinal Health Inc.	5.350%	11/15/2034	950	976
	Cardinal Health Inc.	5.150%	9/15/2035	350	353
	Cardinal Health Inc.	4.600%	3/15/2043	400	350
	Cardinal Health Inc.	4.500%	11/15/2044	250	214
	Cardinal Health Inc.	4.368%	6/15/2047	650	542
	Cardinal Health Inc.	5.750%	11/15/2054	500	501
[3]	Catholic Health Services of Long Island Obligated Group	3.368%	7/1/2050	500	349
	Cencora Inc.	3.450%	12/15/2027	700	690
	Cencora Inc.	4.625%	12/15/2027	300	303
	Cencora Inc.	2.800%	5/15/2030	975	913
	Cencora Inc.	2.700%	3/15/2031	1,000	917
	Cencora Inc.	5.125%	2/15/2034	425	435
	Cencora Inc.	5.150%	2/15/2035	600	612
	Cencora Inc.	4.300%	12/15/2047	816	680
	Centene Corp.	4.250%	12/15/2027	2,262	2,224
	Centene Corp.	2.450%	7/15/2028	2,267	2,109
	Centene Corp.	4.625%	12/15/2029	1,096	1,063
	Centene Corp.	3.000%	10/15/2030	1,954	1,746
	Centene Corp.	2.500%	3/1/2031	1,869	1,611
	Centene Corp.	2.625%	8/1/2031	210	181
	Children's Health System of Texas	2.511%	8/15/2050	500	298
[3]	Children's Hospital	2.928%	7/15/2050	500	324
[3]	Children's Hospital Corp.	4.115%	1/1/2047	200	168
[3]	Children's Hospital Corp.	2.585%	2/1/2050	200	124
	Children's Hospital Medical Center	4.268%	5/15/2044	150	132
[3]	Children's Hospital of Philadelphia	2.704%	7/1/2050	500	316
[3]	CHRISTUS Health	4.341%	7/1/2028	425	426
[3]	Cigna Group	3.400%	3/1/2027	2,850	2,823
	Cigna Group	4.375%	10/15/2028	1,775	1,784
	Cigna Group	5.000%	5/15/2029	850	872
	Cigna Group	2.400%	3/15/2030	1,317	1,216
	Cigna Group	4.500%	9/15/2030	407	408
	Cigna Group	5.125%	5/15/2031	625	647
	Cigna Group	4.875%	9/15/2032	1,231	1,243
	Cigna Group	5.250%	2/15/2034	500	515
	Cigna Group	5.250%	1/15/2036	1,400	1,418
	Cigna Group	4.800%	8/15/2038	3,345	3,193
	Cigna Group	3.200%	3/15/2040	1,250	977
[3]	Cigna Group	6.125%	11/15/2041	334	353
[3]	Cigna Group	4.800%	7/15/2046	3,400	3,041
[3]	Cigna Group	3.875%	10/15/2047	25	19
	Cigna Group	4.900%	12/15/2048	825	741
	Cigna Group	3.400%	3/15/2050	1,350	948
	Cigna Group	3.400%	3/15/2051	1,000	696
	Cigna Group	5.600%	2/15/2054	800	785
	Cigna Group	6.000%	1/15/2056	375	389
[3]	City of Hope	5.623%	11/15/2043	250	248
[3]	City of Hope	4.378%	8/15/2048	500	412
	Cleveland Clinic Foundation	4.858%	1/1/2114	325	281
	CommonSpirit Health	2.782%	10/1/2030	500	463
	CommonSpirit Health	5.205%	12/1/2031	925	956
	CommonSpirit Health	5.318%	12/1/2034	525	534
[3]	CommonSpirit Health	4.350%	11/1/2042	790	682
	CommonSpirit Health	4.187%	10/1/2049	780	618
	CommonSpirit Health	3.910%	10/1/2050	830	625
	CommonSpirit Health	5.548%	12/1/2054	462	445
[3]	Community Health Network Inc.	3.099%	5/1/2050	965	625
[3]	Corewell Health Obligated Group	3.487%	7/15/2049	275	203
[3]	Cottage Health Obligated Group	3.304%	11/1/2049	425	302
	CVS Health Corp.	3.625%	4/1/2027	475	471
	CVS Health Corp.	1.300%	8/21/2027	1,750	1,658
	CVS Health Corp.	5.000%	1/30/2029	3,000	3,059
	CVS Health Corp.	5.400%	6/1/2029	750	775
	CVS Health Corp.	3.250%	8/15/2029	1,950	1,869
	CVS Health Corp.	5.125%	2/21/2030	1,000	1,025
	CVS Health Corp.	3.750%	4/1/2030	1,563	1,514
	CVS Health Corp.	1.750%	8/21/2030	2,000	1,756

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CVS Health Corp.	5.250%	1/30/2031	500	515
	CVS Health Corp.	1.875%	2/28/2031	1,100	956
	CVS Health Corp.	5.550%	6/1/2031	825	863
	CVS Health Corp.	5.000%	9/15/2032	293	297
	CVS Health Corp.	5.250%	2/21/2033	1,800	1,840
	CVS Health Corp.	5.300%	6/1/2033	1,050	1,074
	CVS Health Corp.	4.875%	7/20/2035	525	511
	CVS Health Corp.	5.450%	9/15/2035	1,200	1,222
	CVS Health Corp.	4.780%	3/25/2038	3,400	3,188
	CVS Health Corp.	6.125%	9/15/2039	575	599
	CVS Health Corp.	2.700%	8/21/2040	1,400	995
	CVS Health Corp.	5.300%	12/5/2043	775	725
	CVS Health Corp.	5.125%	7/20/2045	4,100	3,720
	CVS Health Corp.	5.050%	3/25/2048	6,209	5,528
	CVS Health Corp.	5.625%	2/21/2053	1,000	950
	CVS Health Corp.	5.875%	6/1/2053	1,261	1,239
	CVS Health Corp.	6.050%	6/1/2054	625	632
	CVS Health Corp.	6.200%	9/15/2055	1,300	1,338
	CVS Health Corp.	6.000%	6/1/2063	670	660
	CVS Health Corp.	6.250%	9/15/2065	425	433
	Danaher Corp.	2.600%	10/1/2050	550	343
	Danaher Corp.	2.800%	12/10/2051	1,000	642
[3]	Dartmouth-Hitchcock Health	4.178%	8/1/2048	300	238
	DENTSPLY SIRONA Inc.	3.250%	6/1/2030	575	529
	DH Europe Finance II Sarl	2.600%	11/15/2029	650	612
	DH Europe Finance II Sarl	3.250%	11/15/2039	725	593
	DH Europe Finance II Sarl	3.400%	11/15/2049	1,200	881
	Dignity Health	4.500%	11/1/2042	550	482
	Dignity Health	5.267%	11/1/2064	225	203
[3]	Duke University Health System Inc.	3.920%	6/1/2047	450	364
	Edwards Lifesciences Corp.	4.300%	6/15/2028	475	477
	Elevance Health Inc.	4.500%	10/30/2026	200	201
	Elevance Health Inc.	4.000%	9/15/2028	764	761
	Elevance Health Inc.	5.150%	6/15/2029	500	514
	Elevance Health Inc.	2.875%	9/15/2029	425	404
	Elevance Health Inc.	4.750%	2/15/2030	340	346
	Elevance Health Inc.	2.250%	5/15/2030	2,500	2,281
	Elevance Health Inc.	2.550%	3/15/2031	1,280	1,162
	Elevance Health Inc.	4.950%	11/1/2031	620	631
	Elevance Health Inc.	4.100%	5/15/2032	700	679
	Elevance Health Inc.	4.600%	9/15/2032	825	820
	Elevance Health Inc.	5.500%	10/15/2032	500	525
	Elevance Health Inc.	4.750%	2/15/2033	950	953
	Elevance Health Inc.	5.375%	6/15/2034	845	871
	Elevance Health Inc.	5.950%	12/15/2034	250	267
	Elevance Health Inc.	5.200%	2/15/2035	1,075	1,095
	Elevance Health Inc.	5.000%	1/15/2036	761	756
	Elevance Health Inc.	5.850%	1/15/2036	300	318
	Elevance Health Inc.	6.375%	6/15/2037	300	328
	Elevance Health Inc.	4.625%	5/15/2042	675	609
	Elevance Health Inc.	4.650%	1/15/2043	1,750	1,569
	Elevance Health Inc.	5.100%	1/15/2044	525	496
	Elevance Health Inc.	4.650%	8/15/2044	75	67
	Elevance Health Inc.	4.375%	12/1/2047	918	766
	Elevance Health Inc.	4.550%	3/1/2048	120	102
	Elevance Health Inc.	3.700%	9/15/2049	700	514
	Elevance Health Inc.	3.125%	5/15/2050	1,270	840
	Elevance Health Inc.	3.600%	3/15/2051	1,500	1,075
	Elevance Health Inc.	4.550%	5/15/2052	700	585
	Elevance Health Inc.	6.100%	10/15/2052	500	521
	Elevance Health Inc.	5.125%	2/15/2053	650	594
	Elevance Health Inc.	5.650%	6/15/2054	850	835
	Elevance Health Inc.	5.700%	2/15/2055	2,315	2,292
	Elevance Health Inc.	5.700%	9/15/2055	250	248
	Elevance Health Inc.	5.850%	11/1/2064	675	671
	Eli Lilly & Co.	4.500%	2/9/2027	850	857
	Eli Lilly & Co.	4.150%	8/14/2027	250	252
	Eli Lilly & Co.	4.550%	2/12/2028	850	863
	Eli Lilly & Co.	4.000%	10/15/2028	508	509
	Eli Lilly & Co.	4.500%	2/9/2029	1,050	1,066

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Eli Lilly & Co.	3.375%	3/15/2029	335	329
	Eli Lilly & Co.	4.200%	8/14/2029	853	859
	Eli Lilly & Co.	4.750%	2/12/2030	750	770
	Eli Lilly & Co.	4.250%	3/15/2031	677	678
	Eli Lilly & Co.	4.900%	2/12/2032	850	878
	Eli Lilly & Co.	4.550%	10/15/2032	1,306	1,316
	Eli Lilly & Co.	4.700%	2/27/2033	400	408
	Eli Lilly & Co.	4.700%	2/9/2034	3,000	3,032
	Eli Lilly & Co.	4.600%	8/14/2034	1,050	1,054
	Eli Lilly & Co.	4.900%	10/15/2035	905	917
	Eli Lilly & Co.	3.950%	3/15/2049	1,335	1,086
	Eli Lilly & Co.	2.250%	5/15/2050	800	466
	Eli Lilly & Co.	4.875%	2/27/2053	1,000	933
	Eli Lilly & Co.	5.000%	2/9/2054	2,075	1,964
	Eli Lilly & Co.	5.050%	8/14/2054	1,175	1,120
	Eli Lilly & Co.	5.500%	2/12/2055	1,750	1,788
	Eli Lilly & Co.	5.550%	10/15/2055	571	588
	Eli Lilly & Co.	2.500%	9/15/2060	500	283
	Eli Lilly & Co.	4.950%	2/27/2063	1,000	921
	Eli Lilly & Co.	5.100%	2/9/2064	2,000	1,889
	Eli Lilly & Co.	5.200%	8/14/2064	150	144
	Eli Lilly & Co.	5.650%	10/15/2065	543	561
[3]	Franciscan Missionaries of Our Lady Health System Inc.	3.914%	7/1/2049	500	383
	GE HealthCare Technologies Inc.	5.650%	11/15/2027	500	515
	GE HealthCare Technologies Inc.	4.800%	8/14/2029	1,000	1,020
	GE HealthCare Technologies Inc.	4.800%	1/15/2031	525	534
	GE HealthCare Technologies Inc.	5.905%	11/22/2032	1,500	1,613
	GE HealthCare Technologies Inc.	5.500%	6/15/2035	700	725
	GE HealthCare Technologies Inc.	6.377%	11/22/2052	954	1,052
	Gilead Sciences Inc.	2.950%	3/1/2027	175	173
	Gilead Sciences Inc.	1.200%	10/1/2027	900	853
	Gilead Sciences Inc.	4.800%	11/15/2029	350	359
	Gilead Sciences Inc.	5.250%	10/15/2033	400	419
	Gilead Sciences Inc.	5.100%	6/15/2035	850	873
	Gilead Sciences Inc.	4.600%	9/1/2035	1,000	988
	Gilead Sciences Inc.	4.000%	9/1/2036	1,250	1,162
	Gilead Sciences Inc.	2.600%	10/1/2040	775	569
	Gilead Sciences Inc.	4.800%	4/1/2044	1,325	1,236
	Gilead Sciences Inc.	4.500%	2/1/2045	1,400	1,252
	Gilead Sciences Inc.	4.750%	3/1/2046	1,790	1,646
	Gilead Sciences Inc.	4.150%	3/1/2047	650	548
	Gilead Sciences Inc.	2.800%	10/1/2050	2,325	1,501
	Gilead Sciences Inc.	5.550%	10/15/2053	1,500	1,515
	Gilead Sciences Inc.	5.500%	11/15/2054	850	856
	Gilead Sciences Inc.	5.600%	11/15/2064	625	633
	GlaxoSmithKline Capital Inc.	3.875%	5/15/2028	2,150	2,148
	GlaxoSmithKline Capital Inc.	4.500%	4/15/2030	683	691
	GlaxoSmithKline Capital Inc.	5.375%	4/15/2034	1,380	1,455
	GlaxoSmithKline Capital Inc.	4.875%	4/15/2035	544	549
	GlaxoSmithKline Capital Inc.	6.375%	5/15/2038	2,245	2,524
	GlaxoSmithKline Capital plc	4.315%	3/12/2027	410	413
	GlaxoSmithKline Capital plc	3.375%	6/1/2029	1,350	1,318
[3]	Hackensack Meridian Health Inc.	2.675%	9/1/2041	500	357
	Hackensack Meridian Health Inc.	4.211%	7/1/2048	500	417
[3]	Hackensack Meridian Health Inc.	2.875%	9/1/2050	500	323
	Hackensack Meridian Health Inc.	4.500%	7/1/2057	225	192
[3]	Hartford HealthCare Corp.	3.447%	7/1/2054	300	219
	HCA Inc.	4.500%	2/15/2027	1,535	1,538
	HCA Inc.	5.000%	3/1/2028	600	611
	HCA Inc.	5.200%	6/1/2028	816	836
	HCA Inc.	5.625%	9/1/2028	1,225	1,264
	HCA Inc.	4.125%	6/15/2029	1,670	1,655
	HCA Inc.	3.500%	9/1/2030	3,250	3,104
	HCA Inc.	5.450%	4/1/2031	1,200	1,248
	HCA Inc.	2.375%	7/15/2031	1,750	1,552
	HCA Inc.	5.500%	3/1/2032	750	781
	HCA Inc.	3.625%	3/15/2032	1,625	1,525
	HCA Inc.	5.500%	6/1/2033	1,019	1,059
	HCA Inc.	5.600%	4/1/2034	1,100	1,142
	HCA Inc.	5.450%	9/15/2034	1,050	1,077

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	HCA Inc.	5.750%	3/1/2035	2,100	2,196
	HCA Inc.	5.125%	6/15/2039	825	794
	HCA Inc.	4.375%	3/15/2042	500	428
	HCA Inc.	5.500%	6/15/2047	1,000	955
	HCA Inc.	5.250%	6/15/2049	1,945	1,775
	HCA Inc.	3.500%	7/15/2051	1,500	1,027
	HCA Inc.	4.625%	3/15/2052	2,550	2,104
	HCA Inc.	5.900%	6/1/2053	416	411
	HCA Inc.	6.000%	4/1/2054	1,775	1,779
	HCA Inc.	6.200%	3/1/2055	300	310
	HCA Inc.	6.100%	4/1/2064	965	969
	Hoag Memorial Hospital Presbyterian	3.803%	7/15/2052	450	347
	Humana Inc.	1.350%	2/3/2027	500	481
	Humana Inc.	3.950%	3/15/2027	950	946
	Humana Inc.	5.750%	3/1/2028	750	774
	Humana Inc.	3.700%	3/23/2029	700	684
	Humana Inc.	3.125%	8/15/2029	400	381
	Humana Inc.	4.875%	4/1/2030	480	486
	Humana Inc.	5.375%	4/15/2031	1,360	1,399
	Humana Inc.	2.150%	2/3/2032	500	426
	Humana Inc.	5.875%	3/1/2033	750	789
	Humana Inc.	5.950%	3/15/2034	500	526
	Humana Inc.	5.550%	5/1/2035	625	637
	Humana Inc.	4.625%	12/1/2042	375	325
	Humana Inc.	4.950%	10/1/2044	620	552
	Humana Inc.	4.800%	3/15/2047	325	277
	Humana Inc.	3.950%	8/15/2049	470	348
	Humana Inc.	5.500%	3/15/2053	1,050	970
	Humana Inc.	5.750%	4/15/2054	344	328
	Humana Inc.	6.000%	5/1/2055	450	445
	Icon Investments Six DAC	6.000%	5/8/2034	425	446
	Illumina Inc.	5.750%	12/13/2027	500	514
	Illumina Inc.	2.550%	3/23/2031	500	447
	Indiana University Health Inc. Obligated Group	3.970%	11/1/2048	500	405
[3]	Indiana University Health Inc. Obligated Group	2.852%	11/1/2051	500	321
	Inova Health System Foundation	4.068%	5/15/2052	500	403
[3]	Integris Baptist Medical Center Inc.	3.875%	8/15/2050	750	545
[3]	Iowa Health System	3.665%	2/15/2050	400	301
	Johns Hopkins Health System Corp.	3.837%	5/15/2046	575	465
	Johnson & Johnson	4.500%	3/1/2027	502	508
	Johnson & Johnson	0.950%	9/1/2027	1,225	1,166
	Johnson & Johnson	2.900%	1/15/2028	1,400	1,376
	Johnson & Johnson	4.550%	3/1/2028	586	597
	Johnson & Johnson	4.800%	6/1/2029	1,175	1,211
	Johnson & Johnson	4.700%	3/1/2030	856	882
	Johnson & Johnson	1.300%	9/1/2030	1,050	928
	Johnson & Johnson	4.850%	3/1/2032	1,038	1,078
	Johnson & Johnson	4.950%	5/15/2033	550	578
	Johnson & Johnson	5.000%	3/1/2035	1,679	1,744
	Johnson & Johnson	3.550%	3/1/2036	825	755
	Johnson & Johnson	3.625%	3/3/2037	2,150	1,951
	Johnson & Johnson	5.950%	8/15/2037	745	833
	Johnson & Johnson	3.400%	1/15/2038	1,400	1,232
	Johnson & Johnson	5.850%	7/15/2038	325	359
	Johnson & Johnson	2.100%	9/1/2040	925	651
	Johnson & Johnson	4.500%	9/1/2040	419	406
	Johnson & Johnson	4.850%	5/15/2041	225	225
	Johnson & Johnson	4.500%	12/5/2043	550	520
	Johnson & Johnson	3.700%	3/1/2046	1,750	1,440
	Johnson & Johnson	3.750%	3/3/2047	500	410
	Johnson & Johnson	3.500%	1/15/2048	250	195
	Johnson & Johnson	2.250%	9/1/2050	325	195
	Johnson & Johnson	5.250%	6/1/2054	650	662
	Johnson & Johnson	2.450%	9/1/2060	1,525	868
	Kaiser Foundation Hospitals	3.150%	5/1/2027	1,031	1,019
[3]	Kaiser Foundation Hospitals	2.810%	6/1/2041	500	369
	Kaiser Foundation Hospitals	4.875%	4/1/2042	925	879
	Kaiser Foundation Hospitals	4.150%	5/1/2047	675	566
[3]	Kaiser Foundation Hospitals	3.266%	11/1/2049	675	478
[3]	Kaiser Foundation Hospitals	3.002%	6/1/2051	1,500	995

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Koninklijke Philips NV	6.875%	3/11/2038	300	339
	Koninklijke Philips NV	5.000%	3/15/2042	785	735
	Laboratory Corp. of America Holdings	3.600%	9/1/2027	450	446
	Laboratory Corp. of America Holdings	4.350%	4/1/2030	275	275
	Laboratory Corp. of America Holdings	2.700%	6/1/2031	500	455
	Laboratory Corp. of America Holdings	4.550%	4/1/2032	600	596
	Laboratory Corp. of America Holdings	4.800%	10/1/2034	750	744
	Laboratory Corp. of America Holdings	4.700%	2/1/2045	800	717
[3]	Mass General Brigham Inc.	3.765%	7/1/2048	150	117
[3]	Mass General Brigham Inc.	3.192%	7/1/2049	400	281
[3]	Mass General Brigham Inc.	4.117%	7/1/2055	275	226
[3]	Mass General Brigham Inc.	3.342%	7/1/2060	725	487
[3]	Mayo Clinic	3.774%	11/15/2043	250	207
[3]	Mayo Clinic	4.000%	11/15/2047	150	120
[3]	Mayo Clinic	4.128%	11/15/2052	125	101
[3]	Mayo Clinic	3.196%	11/15/2061	750	486
	McKesson Corp.	3.950%	2/16/2028	150	150
	McKesson Corp.	4.900%	7/15/2028	102	104
	McKesson Corp.	4.250%	9/15/2029	500	502
	McKesson Corp.	4.650%	5/30/2030	850	864
	McKesson Corp.	4.950%	5/30/2032	800	819
	McKesson Corp.	5.100%	7/15/2033	300	311
	McKesson Corp.	5.250%	5/30/2035	650	669
[3]	McLaren Health Care Corp.	4.386%	5/15/2048	325	276
[3]	MedStar Health Inc.	3.626%	8/15/2049	250	184
	Medtronic Global Holdings SCA	4.250%	3/30/2028	700	705
	Medtronic Global Holdings SCA	4.500%	3/30/2033	500	500
	Medtronic Inc.	4.375%	3/15/2035	2,358	2,314
	Medtronic Inc.	4.625%	3/15/2045	754	693
	Memorial Health Services	3.447%	11/1/2049	500	360
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/2042	100	97
[3]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/2050	250	166
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/2052	450	368
[3]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/2055	475	388
	Merck & Co. Inc.	1.700%	6/10/2027	1,450	1,401
	Merck & Co. Inc.	3.850%	9/15/2027	1,000	1,002
	Merck & Co. Inc.	4.050%	5/17/2028	550	553
	Merck & Co. Inc.	1.900%	12/10/2028	900	845
	Merck & Co. Inc.	3.400%	3/7/2029	1,500	1,470
	Merck & Co. Inc.	4.300%	5/17/2030	612	617
	Merck & Co. Inc.	1.450%	6/24/2030	770	682
	Merck & Co. Inc.	4.150%	9/15/2030	1,400	1,402
	Merck & Co. Inc.	2.150%	12/10/2031	2,350	2,077
	Merck & Co. Inc.	4.550%	9/15/2032	1,148	1,158
	Merck & Co. Inc.	4.500%	5/17/2033	825	829
	Merck & Co. Inc.	6.500%	12/1/2033	525	596
	Merck & Co. Inc.	4.950%	9/15/2035	1,425	1,442
	Merck & Co. Inc.	3.900%	3/7/2039	600	536
	Merck & Co. Inc.	2.350%	6/24/2040	525	377
	Merck & Co. Inc.	3.600%	9/15/2042	425	345
	Merck & Co. Inc.	4.150%	5/18/2043	980	852
	Merck & Co. Inc.	4.900%	5/17/2044	612	581
	Merck & Co. Inc.	3.700%	2/10/2045	1,570	1,261
	Merck & Co. Inc.	4.000%	3/7/2049	400	325
	Merck & Co. Inc.	2.450%	6/24/2050	750	449
	Merck & Co. Inc.	2.750%	12/10/2051	1,675	1,055
	Merck & Co. Inc.	5.000%	5/17/2053	1,223	1,148
	Merck & Co. Inc.	5.700%	9/15/2055	1,025	1,058
	Merck & Co. Inc.	2.900%	12/10/2061	1,200	719
	Merck & Co. Inc.	5.150%	5/17/2063	816	767
[3]	Methodist Hospital	2.705%	12/1/2050	500	313
[3]	Montefiore Obligated Group	5.246%	11/1/2048	600	491
[3]	Mount Nittany Medical Center Obligated Group	3.799%	11/15/2052	275	209
	Mylan Inc.	4.550%	4/15/2028	575	573
	Mylan Inc.	5.400%	11/29/2043	400	347
	New York & Presbyterian Hospital	4.024%	8/1/2045	480	401
	New York & Presbyterian Hospital	4.063%	8/1/2056	425	338
	New York & Presbyterian Hospital	2.606%	8/1/2060	350	196
[3]	New York & Presbyterian Hospital	3.954%	8/1/2119	400	283
	Northwell Healthcare Inc.	3.979%	11/1/2046	525	416

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Northwell Healthcare Inc.	4.260%	11/1/2047	450	369
	Northwell Healthcare Inc.	3.809%	11/1/2049	375	278
	Novant Health Inc.	2.637%	11/1/2036	500	400
	Novant Health Inc.	3.168%	11/1/2051	500	339
	Novant Health Inc.	3.318%	11/1/2061	1,000	656
	Novartis Capital Corp.	3.100%	5/17/2027	800	792
	Novartis Capital Corp.	3.800%	9/18/2029	500	498
	Novartis Capital Corp.	2.200%	8/14/2030	2,175	1,999
	Novartis Capital Corp.	4.000%	9/18/2031	350	348
	Novartis Capital Corp.	4.200%	9/18/2034	750	733
	Novartis Capital Corp.	3.700%	9/21/2042	525	440
	Novartis Capital Corp.	4.400%	5/6/2044	1,650	1,491
	Novartis Capital Corp.	4.000%	11/20/2045	1,200	1,016
	Novartis Capital Corp.	2.750%	8/14/2050	850	557
	Novartis Capital Corp.	4.700%	9/18/2054	625	571
[3]	NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery	2.667%	10/1/2050	245	151
[3]	NYU Langone Hospitals	5.750%	7/1/2043	375	387
	NYU Langone Hospitals	4.784%	7/1/2044	325	299
[3]	NYU Langone Hospitals	4.368%	7/1/2047	425	371
[3]	NYU Langone Hospitals	3.380%	7/1/2055	525	365
[3]	Ochsner LSU Health System of North Louisiana	2.510%	5/15/2031	500	421
	OhioHealth Corp.	2.297%	11/15/2031	500	447
	OhioHealth Corp.	2.834%	11/15/2041	500	370
[3]	OhioHealth Corp.	3.042%	11/15/2050	300	207
	Orlando Health Obligated Group	5.475%	10/1/2035	500	523
	Orlando Health Obligated Group	4.089%	10/1/2048	225	184
	Orlando Health Obligated Group	3.327%	10/1/2050	500	358
[3]	PeaceHealth Obligated Group	4.787%	11/15/2048	300	257
[3]	PeaceHealth Obligated Group	3.218%	11/15/2050	500	323
	Pfizer Inc.	3.000%	12/15/2026	1,295	1,283
	Pfizer Inc.	3.600%	9/15/2028	200	199
	Pfizer Inc.	3.450%	3/15/2029	1,200	1,181
	Pfizer Inc.	2.625%	4/1/2030	1,175	1,102
	Pfizer Inc.	1.700%	5/28/2030	1,750	1,571
	Pfizer Inc.	1.750%	8/18/2031	1,250	1,095
	Pfizer Inc.	4.000%	12/15/2036	825	769
	Pfizer Inc.	4.100%	9/15/2038	1,000	909
	Pfizer Inc.	3.900%	3/15/2039	550	487
	Pfizer Inc.	7.200%	3/15/2039	1,815	2,180
	Pfizer Inc.	2.550%	5/28/2040	750	551
	Pfizer Inc.	4.300%	6/15/2043	780	685
	Pfizer Inc.	4.400%	5/15/2044	600	535
	Pfizer Inc.	4.125%	12/15/2046	1,575	1,315
	Pfizer Inc.	4.200%	9/15/2048	500	420
	Pfizer Inc.	4.000%	3/15/2049	850	688
	Pfizer Inc.	2.700%	5/28/2050	1,275	808
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/2028	3,262	3,299
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/2030	2,450	2,495
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/2033	1,878	1,897
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/2043	2,450	2,375
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/2053	4,893	4,729
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/2063	3,262	3,094
	Pharmacia LLC	6.600%	12/1/2028	912	979
[3]	Piedmont Healthcare Inc.	2.044%	1/1/2032	500	429
	Piedmont Healthcare Inc.	2.864%	1/1/2052	500	319
	Presbyterian Healthcare Services	4.875%	8/1/2052	500	451
[3]	Providence St. Joseph Health Obligated Group	2.746%	10/1/2026	457	450
[3]	Providence St. Joseph Health Obligated Group	2.532%	10/1/2029	500	468
	Providence St. Joseph Health Obligated Group	5.369%	10/1/2032	750	773
	Providence St. Joseph Health Obligated Group	5.403%	10/1/2033	500	514
[3]	Providence St. Joseph Health Obligated Group	3.744%	10/1/2047	325	247
[3]	Providence St. Joseph Health Obligated Group	3.930%	10/1/2048	400	308
	Quest Diagnostics Inc.	4.600%	12/15/2027	200	202
	Quest Diagnostics Inc.	4.200%	6/30/2029	425	425
	Quest Diagnostics Inc.	4.625%	12/15/2029	350	355
	Quest Diagnostics Inc.	2.950%	6/30/2030	800	754
	Quest Diagnostics Inc.	2.800%	6/30/2031	425	391
	Quest Diagnostics Inc.	5.000%	12/15/2034	850	860
	Quest Diagnostics Inc.	5.750%	1/30/2040	61	62

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Quest Diagnostics Inc.	4.700%	3/30/2045	200	182
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/2030	1,000	882
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/2050	900	560
	Revvity Inc.	1.900%	9/15/2028	500	466
	Revvity Inc.	3.300%	9/15/2029	500	478
	Revvity Inc.	2.550%	3/15/2031	500	447
	Revvity Inc.	2.250%	9/15/2031	500	434
	Revvity Inc.	3.625%	3/15/2051	350	248
	Royalty Pharma plc	1.750%	9/2/2027	1,400	1,338
	Royalty Pharma plc	5.150%	9/2/2029	400	411
	Royalty Pharma plc	2.200%	9/2/2030	900	808
	Royalty Pharma plc	4.450%	3/25/2031	1,000	991
	Royalty Pharma plc	5.400%	9/2/2034	300	306
	Royalty Pharma plc	3.300%	9/2/2040	1,000	768
	Royalty Pharma plc	3.550%	9/2/2050	800	562
	Royalty Pharma plc	3.350%	9/2/2051	500	335
	Royalty Pharma plc	5.900%	9/2/2054	250	249
[3]	Rush Obligated Group	3.922%	11/15/2029	245	242
	Sanofi SA	3.625%	6/19/2028	1,000	994
[3]	Seattle Children's Hospital	2.719%	10/1/2050	500	315
[3]	Sharp HealthCare	2.680%	8/1/2050	500	313
	Smith & Nephew plc	5.150%	3/20/2027	250	253
	Smith & Nephew plc	2.032%	10/14/2030	820	734
	Smith & Nephew plc	5.400%	3/20/2034	500	516
	Solventum Corp.	5.450%	2/25/2027	322	327
	Solventum Corp.	5.400%	3/1/2029	388	400
	Solventum Corp.	5.450%	3/13/2031	800	835
	Solventum Corp.	5.600%	3/23/2034	1,365	1,422
	Solventum Corp.	5.900%	4/30/2054	1,243	1,278
	SSM Health Care Corp.	4.894%	6/1/2028	1,000	1,017
[3]	Stanford Health Care	3.795%	11/15/2048	450	354
	STERIS Irish FinCo Unltd. Co.	3.750%	3/15/2051	600	441
	Stryker Corp.	4.550%	2/10/2027	650	655
	Stryker Corp.	4.700%	2/10/2028	650	659
	Stryker Corp.	3.650%	3/7/2028	450	446
	Stryker Corp.	4.250%	9/11/2029	475	476
	Stryker Corp.	4.850%	2/10/2030	500	513
	Stryker Corp.	4.625%	9/11/2034	350	348
	Stryker Corp.	5.200%	2/10/2035	873	900
	Stryker Corp.	4.100%	4/1/2043	325	277
	Stryker Corp.	4.375%	5/15/2044	775	680
	Stryker Corp.	4.625%	3/15/2046	800	724
	Stryker Corp.	2.900%	6/15/2050	550	369
[3]	Sutter Health	3.695%	8/15/2028	300	297
[3]	Sutter Health	2.294%	8/15/2030	500	457
[3]	Sutter Health	5.213%	8/15/2032	500	518
	Sutter Health	5.164%	8/15/2033	300	308
[3]	Sutter Health	5.537%	8/15/2035	600	631
[3]	Sutter Health	3.161%	8/15/2040	500	394
[3]	Sutter Health	4.091%	8/15/2048	375	308
[3]	Sutter Health	3.361%	8/15/2050	475	338
	Sutter Health	5.547%	8/15/2053	300	302
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/2028	1,060	1,083
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/2030	2,225	2,021
	Takeda Pharmaceutical Co. Ltd.	5.300%	7/5/2034	1,200	1,235
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/2040	1,200	916
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/2050	2,540	1,716
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/2060	900	588
	Takeda Pharmaceutical Co. Ltd.	5.800%	7/5/2064	425	426
	Takeda US Financing Inc.	5.200%	7/7/2035	1,450	1,474
	Takeda US Financing Inc.	5.900%	7/7/2055	1,000	1,031
	Texas Health Resources	2.328%	11/15/2050	500	287
[3]	Texas Health Resources	4.330%	11/15/2055	100	84
	Thermo Fisher Scientific Inc.	5.000%	12/5/2026	660	668
	Thermo Fisher Scientific Inc.	4.800%	11/21/2027	295	300
	Thermo Fisher Scientific Inc.	1.750%	10/15/2028	500	468
	Thermo Fisher Scientific Inc.	5.000%	1/31/2029	575	591
	Thermo Fisher Scientific Inc.	2.600%	10/1/2029	890	841
	Thermo Fisher Scientific Inc.	4.977%	8/10/2030	600	621
[6]	Thermo Fisher Scientific Inc.	4.200%	3/1/2031	400	399

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Thermo Fisher Scientific Inc.	2.000%	10/15/2031	2,000	1,767
[6]	Thermo Fisher Scientific Inc.	4.473%	10/7/2032	450	450
	Thermo Fisher Scientific Inc.	4.950%	11/21/2032	1,950	2,016
	Thermo Fisher Scientific Inc.	5.086%	8/10/2033	800	829
[6]	Thermo Fisher Scientific Inc.	4.794%	10/7/2035	475	475
[6]	Thermo Fisher Scientific Inc.	4.894%	10/7/2037	525	525
	Thermo Fisher Scientific Inc.	2.800%	10/15/2041	1,000	739
	Thermo Fisher Scientific Inc.	5.404%	8/10/2043	500	505
	Thermo Fisher Scientific Inc.	5.300%	2/1/2044	350	351
	Thermo Fisher Scientific Inc.	4.100%	8/15/2047	400	338
[3]	Trinity Health Corp.	2.632%	12/1/2040	500	365
	Trinity Health Corp.	4.125%	12/1/2045	450	380
	UnitedHealth Group Inc.	3.450%	1/15/2027	1,645	1,636
	UnitedHealth Group Inc.	4.600%	4/15/2027	500	504
	UnitedHealth Group Inc.	3.700%	5/15/2027	550	548
	UnitedHealth Group Inc.	5.250%	2/15/2028	1,725	1,771
	UnitedHealth Group Inc.	3.850%	6/15/2028	2,100	2,092
	UnitedHealth Group Inc.	4.400%	6/15/2028	200	202
	UnitedHealth Group Inc.	3.875%	12/15/2028	500	497
	UnitedHealth Group Inc.	4.250%	1/15/2029	830	833
	UnitedHealth Group Inc.	4.700%	4/15/2029	400	407
	UnitedHealth Group Inc.	4.000%	5/15/2029	500	498
	UnitedHealth Group Inc.	2.875%	8/15/2029	475	453
	UnitedHealth Group Inc.	4.800%	1/15/2030	830	848
	UnitedHealth Group Inc.	5.300%	2/15/2030	875	910
	UnitedHealth Group Inc.	2.000%	5/15/2030	2,935	2,659
	UnitedHealth Group Inc.	4.650%	1/15/2031	425	431
	UnitedHealth Group Inc.	4.900%	4/15/2031	820	841
	UnitedHealth Group Inc.	2.300%	5/15/2031	2,900	2,598
	UnitedHealth Group Inc.	4.950%	1/15/2032	1,200	1,229
	UnitedHealth Group Inc.	5.350%	2/15/2033	1,725	1,803
	UnitedHealth Group Inc.	4.500%	4/15/2033	1,500	1,483
	UnitedHealth Group Inc.	5.000%	4/15/2034	1,050	1,066
	UnitedHealth Group Inc.	5.150%	7/15/2034	1,690	1,733
	UnitedHealth Group Inc.	5.300%	6/15/2035	244	252
	UnitedHealth Group Inc.	4.625%	7/15/2035	800	789
	UnitedHealth Group Inc.	6.500%	6/15/2037	200	224
	UnitedHealth Group Inc.	6.625%	11/15/2037	325	368
	UnitedHealth Group Inc.	6.875%	2/15/2038	1,355	1,568
	UnitedHealth Group Inc.	3.500%	8/15/2039	510	425
	UnitedHealth Group Inc.	2.750%	5/15/2040	2,245	1,672
	UnitedHealth Group Inc.	5.700%	10/15/2040	450	466
	UnitedHealth Group Inc.	5.950%	2/15/2041	240	254
	UnitedHealth Group Inc.	3.050%	5/15/2041	1,400	1,065
	UnitedHealth Group Inc.	4.375%	3/15/2042	325	289
	UnitedHealth Group Inc.	3.950%	10/15/2042	800	670
	UnitedHealth Group Inc.	5.500%	7/15/2044	1,745	1,748
	UnitedHealth Group Inc.	4.750%	7/15/2045	1,315	1,197
	UnitedHealth Group Inc.	4.200%	1/15/2047	775	643
	UnitedHealth Group Inc.	4.250%	4/15/2047	950	790
	UnitedHealth Group Inc.	3.750%	10/15/2047	800	614
	UnitedHealth Group Inc.	4.250%	6/15/2048	1,200	993
	UnitedHealth Group Inc.	4.450%	12/15/2048	1,100	934
	UnitedHealth Group Inc.	3.700%	8/15/2049	680	509
	UnitedHealth Group Inc.	2.900%	5/15/2050	520	335
	UnitedHealth Group Inc.	3.250%	5/15/2051	1,000	682
	UnitedHealth Group Inc.	4.750%	5/15/2052	1,200	1,056
	UnitedHealth Group Inc.	5.875%	2/15/2053	1,425	1,467
	UnitedHealth Group Inc.	5.050%	4/15/2053	1,892	1,734
	UnitedHealth Group Inc.	5.375%	4/15/2054	2,150	2,062
	UnitedHealth Group Inc.	5.625%	7/15/2054	2,315	2,302
	UnitedHealth Group Inc.	5.950%	6/15/2055	575	599
	UnitedHealth Group Inc.	3.875%	8/15/2059	2,250	1,646
	UnitedHealth Group Inc.	3.125%	5/15/2060	2,050	1,271
	UnitedHealth Group Inc.	4.950%	5/15/2062	200	176
	UnitedHealth Group Inc.	6.050%	2/15/2063	875	914
	UnitedHealth Group Inc.	5.200%	4/15/2063	1,500	1,373
	UnitedHealth Group Inc.	5.500%	4/15/2064	1,000	959
	UnitedHealth Group Inc.	5.750%	7/15/2064	990	987
	Universal Health Services Inc.	4.625%	10/15/2029	400	400

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Universal Health Services Inc.	2.650%	10/15/2030	1,000	903
	Universal Health Services Inc.	5.050%	10/15/2034	400	390
	UPMC	5.035%	5/15/2033	500	509
	Utah Acquisition Sub Inc.	5.250%	6/15/2046	2,000	1,664
	Viatris Inc.	2.300%	6/22/2027	1,350	1,299
	Viatris Inc.	3.850%	6/22/2040	1,209	921
	Viatris Inc.	4.000%	6/22/2050	400	273
[3]	WakeMed	3.286%	10/1/2052	500	344
[3]	Willis-Knighton Medical Center	4.813%	9/1/2048	200	175
[3]	Willis-Knighton Medical Center	3.065%	3/1/2051	500	316
	Wyeth LLC	6.500%	2/1/2034	500	565
	Wyeth LLC	6.000%	2/15/2036	410	446
	Wyeth LLC	5.950%	4/1/2037	1,605	1,739
[3]	Yale-New Haven Health Services Corp.	2.496%	7/1/2050	500	296
	Zimmer Biomet Holdings Inc.	5.350%	12/1/2028	400	414
	Zimmer Biomet Holdings Inc.	5.050%	2/19/2030	475	488
	Zimmer Biomet Holdings Inc.	2.600%	11/24/2031	800	718
	Zimmer Biomet Holdings Inc.	5.200%	9/15/2034	308	315
	Zimmer Biomet Holdings Inc.	5.500%	2/19/2035	300	313
	Zimmer Biomet Holdings Inc.	5.750%	11/30/2039	200	207
	Zimmer Biomet Holdings Inc.	4.450%	8/15/2045	180	158
	Zoetis Inc.	3.000%	9/12/2027	800	786
	Zoetis Inc.	4.150%	8/17/2028	588	590
	Zoetis Inc.	3.900%	8/20/2028	400	399
	Zoetis Inc.	2.000%	5/15/2030	575	523
	Zoetis Inc.	5.600%	11/16/2032	1,000	1,063
	Zoetis Inc.	5.000%	8/17/2035	430	434
	Zoetis Inc.	4.700%	2/1/2043	900	830
	Zoetis Inc.	3.950%	9/12/2047	400	323
	Zoetis Inc.	4.450%	8/20/2048	325	281
	Zoetis Inc.	3.000%	5/15/2050	425	284
					649,504
Industrials (0.7%)
	3M Co.	2.875%	10/15/2027	939	920
	3M Co.	4.800%	3/15/2030	790	808
	3M Co.	3.050%	4/15/2030	4,545	4,331
	3M Co.	5.150%	3/15/2035	509	522
[3]	3M Co.	3.625%	10/15/2047	450	341
[3]	3M Co.	4.000%	9/14/2048	1,182	956
	3M Co.	3.250%	8/26/2049	990	693
	3M Co.	3.700%	4/15/2050	545	410
	Acuity Brands Lighting Inc.	2.150%	12/15/2030	705	634
	AGCO Corp.	5.450%	3/21/2027	340	345
	AGCO Corp.	5.800%	3/21/2034	590	613
	Allegion plc	3.500%	10/1/2029	325	315
	Allegion US Holding Co. Inc.	3.550%	10/1/2027	350	346
	Allegion US Holding Co. Inc.	5.600%	5/29/2034	760	793
[3]	American Airlines Pass-Through Trust Class A Series 2021-1	2.875%	7/11/2034	1,036	939
[3]	American Airlines Pass-Through Trust Class AA Series 2015-2	3.600%	9/22/2027	157	154
[3]	American Airlines Pass-Through Trust Class AA Series 2016-1	3.575%	1/15/2028	257	252
[3]	American Airlines Pass-Through Trust Class AA Series 2016-2	3.200%	6/15/2028	607	588
[3]	American Airlines Pass-Through Trust Class AA Series 2016-3	3.000%	10/15/2028	135	129
[3]	American Airlines Pass-Through Trust Class AA Series 2017-1	3.650%	2/15/2029	296	287
[3]	American Airlines Pass-Through Trust Class AA Series 2017-2	3.350%	10/15/2029	248	240
[3]	American Airlines Pass-Through Trust Class AA Series 2019-1	3.150%	2/15/2032	154	145
	Amphenol Corp.	5.050%	4/5/2027	1,000	1,016
	Amphenol Corp.	4.375%	6/12/2028	500	505
	Amphenol Corp.	5.050%	4/5/2029	500	516
	Amphenol Corp.	4.350%	6/1/2029	300	303
	Amphenol Corp.	2.800%	2/15/2030	750	710
	Amphenol Corp.	2.200%	9/15/2031	400	355
	Amphenol Corp.	5.250%	4/5/2034	500	521
	Amphenol Corp.	5.000%	1/15/2035	525	536
	Amphenol Corp.	5.375%	11/15/2054	350	350
	Boeing Co.	2.700%	2/1/2027	1,715	1,681
	Boeing Co.	2.800%	3/1/2027	1,046	1,025
	Boeing Co.	5.040%	5/1/2027	1,760	1,779
	Boeing Co.	6.259%	5/1/2027	850	874
	Boeing Co.	3.250%	2/1/2028	1,350	1,319

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Boeing Co.	3.250%	3/1/2028	275	268
Boeing Co.	3.450%	11/1/2028	1,000	977
Boeing Co.	3.200%	3/1/2029	900	868
Boeing Co.	6.298%	5/1/2029	925	982
Boeing Co.	2.950%	2/1/2030	500	471
Boeing Co.	5.150%	5/1/2030	3,288	3,374
Boeing Co.	3.625%	2/1/2031	1,143	1,095
Boeing Co.	6.388%	5/1/2031	850	925
Boeing Co.	6.125%	2/15/2033	325	350
Boeing Co.	3.600%	5/1/2034	585	529
Boeing Co.	6.528%	5/1/2034	2,100	2,324
Boeing Co.	3.250%	2/1/2035	600	521
Boeing Co.	3.550%	3/1/2038	305	253
Boeing Co.	3.500%	3/1/2039	200	162
Boeing Co.	6.875%	3/15/2039	285	323
Boeing Co.	5.875%	2/15/2040	545	563
Boeing Co.	5.705%	5/1/2040	2,449	2,499
Boeing Co.	3.375%	6/15/2046	450	321
Boeing Co.	3.650%	3/1/2047	475	348
Boeing Co.	3.625%	3/1/2048	400	289
Boeing Co.	3.850%	11/1/2048	200	149
Boeing Co.	3.750%	2/1/2050	1,100	812
Boeing Co.	5.805%	5/1/2050	8,736	8,728
Boeing Co.	6.858%	5/1/2054	2,900	3,308
Boeing Co.	3.950%	8/1/2059	795	571
Boeing Co.	5.930%	5/1/2060	1,422	1,424
Boeing Co.	7.008%	5/1/2064	1,250	1,447
Burlington Northern Santa Fe LLC	3.250%	6/15/2027	875	866
Burlington Northern Santa Fe LLC	6.200%	8/15/2036	125	139
Burlington Northern Santa Fe LLC	6.150%	5/1/2037	775	862
Burlington Northern Santa Fe LLC	5.750%	5/1/2040	625	662
Burlington Northern Santa Fe LLC	5.050%	3/1/2041	675	665
Burlington Northern Santa Fe LLC	5.400%	6/1/2041	1,225	1,249
Burlington Northern Santa Fe LLC	4.950%	9/15/2041	200	193
Burlington Northern Santa Fe LLC	4.400%	3/15/2042	575	519
Burlington Northern Santa Fe LLC	4.375%	9/1/2042	500	448
Burlington Northern Santa Fe LLC	4.450%	3/15/2043	850	765
Burlington Northern Santa Fe LLC	5.150%	9/1/2043	500	492
Burlington Northern Santa Fe LLC	4.900%	4/1/2044	1,100	1,048
Burlington Northern Santa Fe LLC	4.550%	9/1/2044	1,600	1,440
Burlington Northern Santa Fe LLC	4.150%	4/1/2045	500	426
Burlington Northern Santa Fe LLC	4.700%	9/1/2045	600	551
Burlington Northern Santa Fe LLC	3.900%	8/1/2046	550	448
Burlington Northern Santa Fe LLC	4.125%	6/15/2047	635	532
Burlington Northern Santa Fe LLC	4.050%	6/15/2048	634	520
Burlington Northern Santa Fe LLC	4.150%	12/15/2048	575	479
Burlington Northern Santa Fe LLC	3.550%	2/15/2050	695	520
Burlington Northern Santa Fe LLC	3.050%	2/15/2051	745	503
Burlington Northern Santa Fe LLC	3.300%	9/15/2051	125	88
Burlington Northern Santa Fe LLC	2.875%	6/15/2052	575	368
Burlington Northern Santa Fe LLC	4.450%	1/15/2053	950	814
Burlington Northern Santa Fe LLC	5.200%	4/15/2054	2,325	2,232
Burlington Northern Santa Fe LLC	5.500%	3/15/2055	1,829	1,836
Burlington Northern Santa Fe LLC	5.800%	3/15/2056	1,600	1,675
Canadian National Railway Co.	3.850%	8/5/2032	500	481
Canadian National Railway Co.	6.200%	6/1/2036	350	391
Canadian National Railway Co.	3.200%	8/2/2046	650	473
Canadian National Railway Co.	2.450%	5/1/2050	505	303
Canadian National Railway Co.	6.125%	11/1/2053	200	220
Canadian Pacific Railway Co.	1.750%	12/2/2026	750	730
Canadian Pacific Railway Co.	2.875%	11/15/2029	550	522
Canadian Pacific Railway Co.	2.050%	3/5/2030	400	365
Canadian Pacific Railway Co.	4.800%	3/30/2030	255	261
Canadian Pacific Railway Co.	7.125%	10/15/2031	275	313
Canadian Pacific Railway Co.	2.450%	12/2/2031	930	828
Canadian Pacific Railway Co.	5.200%	3/30/2035	120	124
Canadian Pacific Railway Co.	5.950%	5/15/2037	375	403
Canadian Pacific Railway Co.	3.000%	12/2/2041	2,000	1,498
Canadian Pacific Railway Co.	4.300%	5/15/2043	500	435
Canadian Pacific Railway Co.	4.800%	8/1/2045	275	254

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Canadian Pacific Railway Co.	4.950%	8/15/2045	500	469
	Canadian Pacific Railway Co.	4.700%	5/1/2048	82	73
	Canadian Pacific Railway Co.	3.500%	5/1/2050	455	334
	Canadian Pacific Railway Co.	3.100%	12/2/2051	1,469	992
	Canadian Pacific Railway Co.	6.125%	9/15/2115	830	860
	Carrier Global Corp.	2.493%	2/15/2027	1,475	1,444
	Carrier Global Corp.	2.722%	2/15/2030	2,625	2,460
	Carrier Global Corp.	2.700%	2/15/2031	390	358
	Carrier Global Corp.	5.900%	3/15/2034	663	711
	Carrier Global Corp.	3.377%	4/5/2040	1,224	988
	Carrier Global Corp.	3.577%	4/5/2050	611	457
	Carrier Global Corp.	6.200%	3/15/2054	521	566
	Caterpillar Financial Services Corp.	4.450%	10/16/2026	500	503
	Caterpillar Financial Services Corp.	4.500%	1/7/2027	800	806
[3]	Caterpillar Financial Services Corp.	1.700%	1/8/2027	500	487
[3]	Caterpillar Financial Services Corp.	3.600%	8/12/2027	575	573
[3]	Caterpillar Financial Services Corp.	1.100%	9/14/2027	1,500	1,424
	Caterpillar Financial Services Corp.	4.400%	10/15/2027	100	101
	Caterpillar Financial Services Corp.	4.600%	11/15/2027	650	660
	Caterpillar Financial Services Corp.	4.400%	3/3/2028	300	303
[3]	Caterpillar Financial Services Corp.	4.100%	8/15/2028	750	753
	Caterpillar Financial Services Corp.	4.850%	2/27/2029	500	514
	Caterpillar Financial Services Corp.	4.700%	11/15/2029	400	410
	Caterpillar Financial Services Corp.	4.800%	1/8/2030	550	567
	Caterpillar Inc.	2.600%	4/9/2030	1,260	1,183
	Caterpillar Inc.	5.200%	5/15/2035	275	285
	Caterpillar Inc.	5.200%	5/27/2041	475	480
	Caterpillar Inc.	3.803%	8/15/2042	1,504	1,271
	Caterpillar Inc.	3.250%	9/19/2049	621	449
	Caterpillar Inc.	3.250%	4/9/2050	700	505
	Caterpillar Inc.	5.500%	5/15/2055	50	51
	Caterpillar Inc.	4.750%	5/15/2064	415	372
	CH Robinson Worldwide Inc.	4.200%	4/15/2028	125	125
	CNH Industrial Capital LLC	4.500%	10/8/2027	250	252
	CNH Industrial Capital LLC	4.750%	3/21/2028	250	253
	CNH Industrial Capital LLC	4.550%	4/10/2028	500	504
	CNH Industrial Capital LLC	5.500%	1/12/2029	500	517
	CNH Industrial Capital LLC	5.100%	4/20/2029	900	922
	CNH Industrial Capital LLC	4.500%	10/16/2030	750	748
[3]	CNH Industrial NV	3.850%	11/15/2027	375	373
	CSX Corp.	2.600%	11/1/2026	200	197
	CSX Corp.	3.250%	6/1/2027	650	642
	CSX Corp.	3.800%	3/1/2028	1,275	1,270
	CSX Corp.	4.250%	3/15/2029	900	904
	CSX Corp.	2.400%	2/15/2030	1,150	1,071
	CSX Corp.	4.100%	11/15/2032	748	734
	CSX Corp.	5.200%	11/15/2033	500	522
	CSX Corp.	5.050%	6/15/2035	1,483	1,515
	CSX Corp.	6.150%	5/1/2037	1,000	1,104
	CSX Corp.	6.220%	4/30/2040	599	662
	CSX Corp.	5.500%	4/15/2041	725	744
	CSX Corp.	4.750%	5/30/2042	460	431
	CSX Corp.	4.400%	3/1/2043	93	83
	CSX Corp.	4.100%	3/15/2044	800	678
	CSX Corp.	3.800%	11/1/2046	400	318
	CSX Corp.	4.300%	3/1/2048	1,000	848
	CSX Corp.	4.750%	11/15/2048	595	539
	CSX Corp.	4.500%	3/15/2049	900	781
	CSX Corp.	3.800%	4/15/2050	605	469
	CSX Corp.	2.500%	5/15/2051	500	298
	CSX Corp.	4.500%	11/15/2052	1,378	1,190
	CSX Corp.	4.500%	8/1/2054	200	171
	CSX Corp.	4.250%	11/1/2066	500	393
	CSX Corp.	4.650%	3/1/2068	275	233
	Cummins Inc.	4.250%	5/9/2028	200	202
	Cummins Inc.	4.900%	2/20/2029	400	411
	Cummins Inc.	1.500%	9/1/2030	500	443
	Cummins Inc.	4.700%	2/15/2031	825	840
	Cummins Inc.	5.150%	2/20/2034	375	388
	Cummins Inc.	5.300%	5/9/2035	1,050	1,084

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cummins Inc.	2.600%	9/1/2050	600	371
	Cummins Inc.	5.450%	2/20/2054	950	945
[8]	Daimler Truck Finance North America LLC	5.250%	1/13/2030	150	154
	Deere & Co.	5.375%	10/16/2029	455	478
	Deere & Co.	3.100%	4/15/2030	770	738
	Deere & Co.	5.450%	1/16/2035	700	737
	Deere & Co.	3.900%	6/9/2042	250	216
	Deere & Co.	2.875%	9/7/2049	200	136
	Deere & Co.	3.750%	4/15/2050	650	515
	Deere & Co.	5.700%	1/19/2055	1,235	1,300
	Delta Air Lines Inc.	4.950%	7/10/2028	558	565
	Delta Air Lines Inc.	5.250%	7/10/2030	515	526
[3]	Delta Air Lines Pass-Through Trust Class AA Series 2020-1	2.000%	6/10/2028	280	269
	Dover Corp.	2.950%	11/4/2029	575	547
	Dover Corp.	5.375%	3/1/2041	280	281
	Eaton Capital ULC	4.450%	5/9/2030	400	404
	Eaton Corp.	3.103%	9/15/2027	665	656
	Eaton Corp.	4.000%	11/2/2032	717	702
	Eaton Corp.	4.150%	3/15/2033	1,095	1,078
	Eaton Corp.	3.915%	9/15/2047	550	447
	Embraer Netherlands Finance BV	5.980%	2/11/2035	528	559
[6]	Embraer Netherlands Finance BV	5.400%	1/9/2038	640	637
	Emerson Electric Co.	0.875%	10/15/2026	2,000	1,938
	Emerson Electric Co.	1.800%	10/15/2027	500	480
	Emerson Electric Co.	2.000%	12/21/2028	1,000	941
	Emerson Electric Co.	2.200%	12/21/2031	900	798
	Emerson Electric Co.	5.000%	3/15/2035	219	224
	Emerson Electric Co.	2.800%	12/21/2051	900	578
[3]	Federal Express Corp. Pass-Through Trust Series 2020-1	1.875%	2/20/2034	586	507
[8]	FedEx Corp.	3.400%	2/15/2028	1,000	981
[8]	FedEx Corp.	4.250%	5/15/2030	639	636
[8]	FedEx Corp.	2.400%	5/15/2031	450	402
[8]	FedEx Corp.	4.900%	1/15/2034	435	430
[8]	FedEx Corp.	3.900%	2/1/2035	200	182
[8]	FedEx Corp.	3.250%	5/15/2041	650	486
[8]	FedEx Corp.	3.875%	8/1/2042	435	340
[8]	FedEx Corp.	4.750%	11/15/2045	1,075	933
[8]	FedEx Corp.	4.550%	4/1/2046	1,020	859
[8]	FedEx Corp.	4.400%	1/15/2047	630	516
[8]	FedEx Corp.	4.050%	2/15/2048	810	618
[8]	FedEx Corp.	5.250%	5/15/2050	1,150	1,054
	Flowserve Corp.	3.500%	10/1/2030	500	477
	Fortive Corp.	4.300%	6/15/2046	425	358
	General Dynamics Corp.	3.500%	4/1/2027	350	348
	General Dynamics Corp.	3.750%	5/15/2028	705	703
	General Electric Co.	4.300%	7/29/2030	300	302
	General Electric Co.	4.900%	1/29/2036	4,730	4,794
	HEICO Corp.	5.250%	8/1/2028	500	513
	HEICO Corp.	5.350%	8/1/2033	1,100	1,141
	Hexcel Corp.	4.200%	2/15/2027	189	188
	Hexcel Corp.	5.875%	2/26/2035	138	144
	Honeywell International Inc.	2.500%	11/1/2026	1,150	1,132
	Honeywell International Inc.	1.100%	3/1/2027	800	768
	Honeywell International Inc.	4.650%	7/30/2027	510	516
	Honeywell International Inc.	4.950%	2/15/2028	500	511
	Honeywell International Inc.	4.250%	1/15/2029	600	603
	Honeywell International Inc.	2.700%	8/15/2029	350	333
	Honeywell International Inc.	4.700%	2/1/2030	695	709
	Honeywell International Inc.	1.950%	6/1/2030	1,125	1,019
	Honeywell International Inc.	1.750%	9/1/2031	1,150	996
	Honeywell International Inc.	4.750%	2/1/2032	555	565
	Honeywell International Inc.	5.000%	2/15/2033	1,300	1,336
	Honeywell International Inc.	4.500%	1/15/2034	600	595
	Honeywell International Inc.	5.700%	3/15/2036	300	320
	Honeywell International Inc.	5.700%	3/15/2037	305	324
	Honeywell International Inc.	5.250%	3/1/2054	2,450	2,357
	Honeywell International Inc.	5.350%	3/1/2064	1,000	961
	Howmet Aerospace Inc.	3.000%	1/15/2029	1,225	1,182
	Howmet Aerospace Inc.	4.850%	10/15/2031	200	205
	Howmet Aerospace Inc.	5.950%	2/1/2037	500	541

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Huntington Ingalls Industries Inc.	3.483%	12/1/2027	500	492
	Huntington Ingalls Industries Inc.	5.353%	1/15/2030	250	258
	Huntington Ingalls Industries Inc.	4.200%	5/1/2030	800	788
	Huntington Ingalls Industries Inc.	5.749%	1/15/2035	3,135	3,286
	IDEX Corp.	4.950%	9/1/2029	420	429
	IDEX Corp.	3.000%	5/1/2030	300	282
	Illinois Tool Works Inc.	2.650%	11/15/2026	1,100	1,085
	Illinois Tool Works Inc.	3.900%	9/1/2042	1,545	1,318
	Ingersoll Rand Inc.	5.197%	6/15/2027	575	585
	Ingersoll Rand Inc.	5.400%	8/14/2028	300	310
	Ingersoll Rand Inc.	5.176%	6/15/2029	625	646
	Ingersoll Rand Inc.	5.314%	6/15/2031	500	523
	Ingersoll Rand Inc.	5.700%	8/14/2033	950	1,009
	Ingersoll Rand Inc.	5.450%	6/15/2034	625	651
	Ingersoll Rand Inc.	5.700%	6/15/2054	500	509
	Jacobs Engineering Group Inc.	6.350%	8/18/2028	500	528
	Jacobs Engineering Group Inc.	5.900%	3/1/2033	500	529
[3]	JetBlue Pass-Through Trust Class A Series 2020-1	4.000%	11/15/2032	494	464
[3]	JetBlue Pass-Through Trust Class AA Series 2019-1	2.750%	5/15/2032	335	297
[3]	John Deere Capital Corp.	4.500%	1/8/2027	750	756
[3]	John Deere Capital Corp.	1.700%	1/11/2027	2,000	1,946
[3]	John Deere Capital Corp.	4.850%	3/5/2027	800	811
[3]	John Deere Capital Corp.	2.350%	3/8/2027	500	490
[3]	John Deere Capital Corp.	4.900%	6/11/2027	512	521
[3]	John Deere Capital Corp.	2.800%	9/8/2027	250	245
[3]	John Deere Capital Corp.	4.150%	9/15/2027	875	879
[3]	John Deere Capital Corp.	3.050%	1/6/2028	600	589
	John Deere Capital Corp.	4.650%	1/7/2028	450	457
[3]	John Deere Capital Corp.	4.750%	1/20/2028	850	867
[3]	John Deere Capital Corp.	4.900%	3/3/2028	500	511
[3]	John Deere Capital Corp.	1.500%	3/6/2028	500	472
[3]	John Deere Capital Corp.	4.250%	6/5/2028	450	454
[3]	John Deere Capital Corp.	4.950%	7/14/2028	800	821
[3]	John Deere Capital Corp.	3.450%	3/7/2029	623	612
[3]	John Deere Capital Corp.	4.850%	6/11/2029	431	443
[3]	John Deere Capital Corp.	2.800%	7/18/2029	490	469
[3]	John Deere Capital Corp.	2.450%	1/9/2030	3,535	3,309
[3]	John Deere Capital Corp.	4.550%	6/5/2030	650	660
[3]	John Deere Capital Corp.	4.700%	6/10/2030	500	513
[3]	John Deere Capital Corp.	4.375%	10/15/2030	500	504
	John Deere Capital Corp.	1.450%	1/15/2031	500	438
[3]	John Deere Capital Corp.	4.900%	3/7/2031	800	824
[3]	John Deere Capital Corp.	3.900%	6/7/2032	745	726
[3]	John Deere Capital Corp.	4.350%	9/15/2032	500	501
[3]	John Deere Capital Corp.	5.150%	9/8/2033	750	785
[3]	John Deere Capital Corp.	5.100%	4/11/2034	835	865
[3]	John Deere Capital Corp.	5.050%	6/12/2034	675	695
	Johnson Controls International plc	5.500%	4/19/2029	585	609
	Johnson Controls International plc	1.750%	9/15/2030	500	443
	Johnson Controls International plc	2.000%	9/16/2031	500	436
	Johnson Controls International plc	4.900%	12/1/2032	989	1,007
[3]	Johnson Controls International plc	4.625%	7/2/2044	200	179
	Kennametal Inc.	4.625%	6/15/2028	1,000	1,007
	Keysight Technologies Inc.	4.600%	4/6/2027	375	377
	Keysight Technologies Inc.	3.000%	10/30/2029	700	666
	Keysight Technologies Inc.	4.950%	10/15/2034	175	176
	Kirby Corp.	4.200%	3/1/2028	408	407
	L3Harris Technologies Inc.	3.850%	12/15/2026	831	829
	L3Harris Technologies Inc.	5.400%	1/15/2027	1,000	1,016
[3]	L3Harris Technologies Inc.	4.400%	6/15/2028	600	604
	L3Harris Technologies Inc.	5.050%	6/1/2029	635	652
	L3Harris Technologies Inc.	2.900%	12/15/2029	750	712
	L3Harris Technologies Inc.	1.800%	1/15/2031	600	528
	L3Harris Technologies Inc.	5.250%	6/1/2031	635	661
	L3Harris Technologies Inc.	5.400%	7/31/2033	1,500	1,563
	L3Harris Technologies Inc.	5.350%	6/1/2034	635	657
	L3Harris Technologies Inc.	4.854%	4/27/2035	100	100
	L3Harris Technologies Inc.	5.054%	4/27/2045	475	457
	L3Harris Technologies Inc.	5.600%	7/31/2053	1,080	1,084
	Lennox International Inc.	1.700%	8/1/2027	500	478

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	LKQ Corp.	5.750%	6/15/2028	3,000	3,100
	Lockheed Martin Corp.	5.100%	11/15/2027	612	627
	Lockheed Martin Corp.	4.450%	5/15/2028	500	506
	Lockheed Martin Corp.	4.150%	8/15/2028	400	402
	Lockheed Martin Corp.	4.500%	2/15/2029	500	507
	Lockheed Martin Corp.	4.400%	8/15/2030	475	479
	Lockheed Martin Corp.	4.700%	12/15/2031	350	358
	Lockheed Martin Corp.	3.900%	6/15/2032	175	171
	Lockheed Martin Corp.	5.250%	1/15/2033	1,225	1,287
	Lockheed Martin Corp.	4.750%	2/15/2034	700	707
	Lockheed Martin Corp.	3.600%	3/1/2035	485	446
	Lockheed Martin Corp.	5.000%	8/15/2035	350	356
	Lockheed Martin Corp.	4.500%	5/15/2036	565	552
[3]	Lockheed Martin Corp.	6.150%	9/1/2036	452	503
	Lockheed Martin Corp.	5.720%	6/1/2040	316	334
	Lockheed Martin Corp.	4.070%	12/15/2042	1,131	976
	Lockheed Martin Corp.	3.800%	3/1/2045	750	613
	Lockheed Martin Corp.	4.700%	5/15/2046	1,050	964
	Lockheed Martin Corp.	2.800%	6/15/2050	700	454
	Lockheed Martin Corp.	4.090%	9/15/2052	622	503
	Lockheed Martin Corp.	4.150%	6/15/2053	210	171
	Lockheed Martin Corp.	5.700%	11/15/2054	1,000	1,031
	Lockheed Martin Corp.	5.200%	2/15/2055	1,050	1,009
	Lockheed Martin Corp.	4.300%	6/15/2062	300	242
	Lockheed Martin Corp.	5.900%	11/15/2063	1,235	1,308
	Lockheed Martin Corp.	5.200%	2/15/2064	500	472
	MasTec Inc.	5.900%	6/15/2029	325	340
	Norfolk Southern Corp.	7.800%	5/15/2027	100	106
	Norfolk Southern Corp.	3.150%	6/1/2027	125	123
	Norfolk Southern Corp.	3.800%	8/1/2028	2,950	2,936
	Norfolk Southern Corp.	2.550%	11/1/2029	338	318
	Norfolk Southern Corp.	5.050%	8/1/2030	500	518
	Norfolk Southern Corp.	3.000%	3/15/2032	550	507
	Norfolk Southern Corp.	4.450%	3/1/2033	420	418
	Norfolk Southern Corp.	5.550%	3/15/2034	500	529
	Norfolk Southern Corp.	5.100%	5/1/2035	300	306
	Norfolk Southern Corp.	4.837%	10/1/2041	565	538
	Norfolk Southern Corp.	3.950%	10/1/2042	425	359
	Norfolk Southern Corp.	4.450%	6/15/2045	725	637
	Norfolk Southern Corp.	4.650%	1/15/2046	300	271
	Norfolk Southern Corp.	3.942%	11/1/2047	850	687
	Norfolk Southern Corp.	4.100%	5/15/2049	615	501
	Norfolk Southern Corp.	3.400%	11/1/2049	330	238
	Norfolk Southern Corp.	3.050%	5/15/2050	1,600	1,082
	Norfolk Southern Corp.	2.900%	8/25/2051	520	338
	Norfolk Southern Corp.	4.050%	8/15/2052	634	507
	Norfolk Southern Corp.	3.700%	3/15/2053	350	261
	Norfolk Southern Corp.	4.550%	6/1/2053	720	624
	Norfolk Southern Corp.	5.350%	8/1/2054	2,555	2,512
	Norfolk Southern Corp.	3.155%	5/15/2055	1,811	1,198
	Norfolk Southern Corp.	5.950%	3/15/2064	500	528
	Norfolk Southern Corp.	5.100%	8/1/2118	300	262
	Norfolk Southern Corp.	4.100%	5/15/2121	500	355
	Northrop Grumman Corp.	3.200%	2/1/2027	675	668
	Northrop Grumman Corp.	3.250%	1/15/2028	3,400	3,343
	Northrop Grumman Corp.	4.600%	2/1/2029	400	406
	Northrop Grumman Corp.	4.400%	5/1/2030	1,540	1,553
	Northrop Grumman Corp.	4.650%	7/15/2030	400	407
	Northrop Grumman Corp.	4.700%	3/15/2033	750	756
	Northrop Grumman Corp.	4.900%	6/1/2034	700	710
	Northrop Grumman Corp.	5.050%	11/15/2040	245	240
	Northrop Grumman Corp.	4.750%	6/1/2043	776	719
	Northrop Grumman Corp.	3.850%	4/15/2045	105	85
	Northrop Grumman Corp.	4.030%	10/15/2047	2,418	1,972
	Northrop Grumman Corp.	5.250%	5/1/2050	795	765
	Northrop Grumman Corp.	4.950%	3/15/2053	750	688
	Northrop Grumman Corp.	5.200%	6/1/2054	1,000	952
	nVent Finance Sarl	4.550%	4/15/2028	300	301
	nVent Finance Sarl	5.650%	5/15/2033	500	522
	Oshkosh Corp.	4.600%	5/15/2028	400	402

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oshkosh Corp.	3.100%	3/1/2030	80	76
	Otis Worldwide Corp.	2.293%	4/5/2027	600	585
	Otis Worldwide Corp.	5.250%	8/16/2028	600	618
	Otis Worldwide Corp.	2.565%	2/15/2030	1,400	1,304
	Otis Worldwide Corp.	5.125%	11/19/2031	200	207
	Otis Worldwide Corp.	5.131%	9/4/2035	200	202
	Otis Worldwide Corp.	3.112%	2/15/2040	611	476
	Otis Worldwide Corp.	3.362%	2/15/2050	550	393
[3]	PACCAR Financial Corp.	4.500%	11/25/2026	650	655
	PACCAR Financial Corp.	5.000%	5/13/2027	750	763
	PACCAR Financial Corp.	4.250%	6/23/2027	500	503
	PACCAR Financial Corp.	4.450%	8/6/2027	575	582
	PACCAR Financial Corp.	4.550%	3/3/2028	500	508
	PACCAR Financial Corp.	4.000%	8/8/2028	500	502
[3]	PACCAR Financial Corp.	4.600%	1/31/2029	500	510
	PACCAR Financial Corp.	4.000%	9/26/2029	750	750
	PACCAR Financial Corp.	4.550%	5/8/2030	725	738
[3]	PACCAR Financial Corp.	5.000%	3/22/2034	500	515
	Parker-Hannifin Corp.	3.250%	3/1/2027	1,879	1,860
	Parker-Hannifin Corp.	4.250%	9/15/2027	1,043	1,048
	Parker-Hannifin Corp.	3.250%	6/14/2029	1,000	971
[3]	Parker-Hannifin Corp.	4.200%	11/21/2034	200	194
[3]	Parker-Hannifin Corp.	6.250%	5/15/2038	165	183
[3]	Parker-Hannifin Corp.	4.450%	11/21/2044	420	373
	Parker-Hannifin Corp.	4.100%	3/1/2047	500	417
	Parker-Hannifin Corp.	4.000%	6/14/2049	950	773
	Precision Castparts Corp.	3.900%	1/15/2043	375	315
	Precision Castparts Corp.	4.375%	6/15/2045	275	241
	Regal Rexnord Corp.	6.050%	4/15/2028	1,050	1,086
[3]	Regal Rexnord Corp.	6.300%	2/15/2030	820	869
	Regal Rexnord Corp.	6.400%	4/15/2033	1,060	1,138
	Republic Services Inc.	4.875%	4/1/2029	500	512
	Republic Services Inc.	5.000%	11/15/2029	500	516
	Republic Services Inc.	2.300%	3/1/2030	725	671
	Republic Services Inc.	4.750%	7/15/2030	126	129
	Republic Services Inc.	1.450%	2/15/2031	500	433
	Republic Services Inc.	1.750%	2/15/2032	625	537
	Republic Services Inc.	2.375%	3/15/2033	1,000	872
	Republic Services Inc.	5.000%	4/1/2034	500	513
	Republic Services Inc.	5.150%	3/15/2035	1,243	1,284
	Republic Services Inc.	6.200%	3/1/2040	125	138
	Republic Services Inc.	5.700%	5/15/2041	300	314
	Republic Services Inc.	3.050%	3/1/2050	650	451
	Rockwell Automation Inc.	3.500%	3/1/2029	350	343
	Rockwell Automation Inc.	1.750%	8/15/2031	500	436
	Rockwell Automation Inc.	4.200%	3/1/2049	575	484
	Rockwell Automation Inc.	2.800%	8/15/2061	500	297
	RTX Corp.	3.500%	3/15/2027	2,885	2,862
	RTX Corp.	3.125%	5/4/2027	975	961
	RTX Corp.	7.200%	8/15/2027	75	79
	RTX Corp.	4.125%	11/16/2028	3,445	3,437
	RTX Corp.	2.250%	7/1/2030	1,300	1,190
	RTX Corp.	6.000%	3/15/2031	870	940
	RTX Corp.	1.900%	9/1/2031	925	805
	RTX Corp.	2.375%	3/15/2032	200	177
	RTX Corp.	5.150%	2/27/2033	850	881
	RTX Corp.	6.100%	3/15/2034	919	1,006
	RTX Corp.	5.400%	5/1/2035	500	524
	RTX Corp.	6.050%	6/1/2036	585	640
	RTX Corp.	6.125%	7/15/2038	463	507
	RTX Corp.	4.450%	11/16/2038	810	762
	RTX Corp.	5.700%	4/15/2040	480	506
	RTX Corp.	4.875%	10/15/2040	225	217
	RTX Corp.	4.500%	6/1/2042	2,857	2,583
	RTX Corp.	4.800%	12/15/2043	285	264
	RTX Corp.	4.150%	5/15/2045	694	585
	RTX Corp.	3.750%	11/1/2046	900	705
	RTX Corp.	4.350%	4/15/2047	780	667
	RTX Corp.	4.050%	5/4/2047	511	417
	RTX Corp.	4.625%	11/16/2048	1,500	1,327

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	RTX Corp.	3.125%	7/1/2050	863	588
	RTX Corp.	2.820%	9/1/2051	925	586
	RTX Corp.	3.030%	3/15/2052	950	627
	RTX Corp.	5.375%	2/27/2053	640	625
	RTX Corp.	6.400%	3/15/2054	1,821	2,037
[3]	Ryder System Inc.	2.900%	12/1/2026	325	320
[3]	Ryder System Inc.	2.850%	3/1/2027	200	196
[3]	Ryder System Inc.	5.300%	3/15/2027	600	609
[3]	Ryder System Inc.	5.650%	3/1/2028	500	518
[3]	Ryder System Inc.	5.250%	6/1/2028	500	513
	Ryder System Inc.	6.300%	12/1/2028	500	531
[3]	Ryder System Inc.	5.375%	3/15/2029	1,000	1,036
[3]	Ryder System Inc.	5.500%	6/1/2029	500	522
[3]	Ryder System Inc.	4.950%	9/1/2029	500	512
[3]	Ryder System Inc.	4.900%	12/1/2029	300	307
	Ryder System Inc.	5.000%	3/15/2030	302	309
[3]	Ryder System Inc.	4.850%	6/15/2030	100	102
	Ryder System Inc.	6.600%	12/1/2033	500	560
	Southwest Airlines Co.	3.000%	11/15/2026	400	394
	Southwest Airlines Co.	5.125%	6/15/2027	1,925	1,949
	Southwest Airlines Co.	3.450%	11/16/2027	540	531
	Southwest Airlines Co.	2.625%	2/10/2030	400	369
	Teledyne Technologies Inc.	2.250%	4/1/2028	500	478
	Teledyne Technologies Inc.	2.750%	4/1/2031	900	826
	Textron Inc.	3.650%	3/15/2027	2,044	2,025
	Textron Inc.	3.375%	3/1/2028	325	318
	Textron Inc.	6.100%	11/15/2033	500	541
	Textron Inc.	5.500%	5/15/2035	455	470
	Timken Co.	4.500%	12/15/2028	400	402
	Trane Technologies Financing Ltd.	5.250%	3/3/2033	600	625
	Trane Technologies Financing Ltd.	5.100%	6/13/2034	500	513
	Trane Technologies Holdco Inc.	3.750%	8/21/2028	1,200	1,192
	Trane Technologies Holdco Inc.	5.750%	6/15/2043	415	437
	Trimble Inc.	4.900%	6/15/2028	400	407
	Triton Container International Ltd.	3.250%	3/15/2032	500	447
	Tyco Electronics Group SA	3.125%	8/15/2027	450	443
	Tyco Electronics Group SA	2.500%	2/4/2032	500	447
	Tyco Electronics Group SA	7.125%	10/1/2037	550	651
	Union Pacific Corp.	2.150%	2/5/2027	707	691
	Union Pacific Corp.	3.000%	4/15/2027	240	237
	Union Pacific Corp.	2.400%	2/5/2030	825	769
	Union Pacific Corp.	2.375%	5/20/2031	500	456
	Union Pacific Corp.	2.800%	2/14/2032	500	458
	Union Pacific Corp.	3.375%	2/1/2035	900	814
	Union Pacific Corp.	5.100%	2/20/2035	489	503
	Union Pacific Corp.	3.600%	9/15/2037	428	379
	Union Pacific Corp.	4.050%	3/1/2046	500	413
	Union Pacific Corp.	3.350%	8/15/2046	550	406
	Union Pacific Corp.	3.250%	2/5/2050	850	599
	Union Pacific Corp.	3.799%	10/1/2051	682	525
	Union Pacific Corp.	2.950%	3/10/2052	500	326
	Union Pacific Corp.	4.950%	9/9/2052	521	486
	Union Pacific Corp.	5.600%	12/1/2054	240	244
	Union Pacific Corp.	3.839%	3/20/2060	1,106	819
	Union Pacific Corp.	3.550%	5/20/2061	545	376
	Union Pacific Corp.	2.973%	9/16/2062	875	524
	Union Pacific Corp.	4.100%	9/15/2067	350	266
	Union Pacific Corp.	3.750%	2/5/2070	1,000	697
	Union Pacific Corp.	3.799%	4/6/2071	1,150	811
	Union Pacific Corp.	3.850%	2/14/2072	500	354
[3]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/2027	942	968
[3]	United Airlines Pass-Through Trust Class A Series 2023-1	5.800%	1/15/2036	1,003	1,037
[3]	United Airlines Pass-Through Trust Class A Series 2024-1	5.875%	2/15/2037	570	581
[3]	United Airlines Pass-Through Trust Class AA Series 2016-1	3.100%	7/7/2028	318	307
[3]	United Airlines Pass-Through Trust Class AA Series 2016-2	2.875%	10/7/2028	624	594
[3]	United Airlines Pass-Through Trust Class AA Series 2019-1	4.150%	8/25/2031	317	310
[3]	United Airlines Pass-Through Trust Class AA Series 2019-2	2.700%	5/1/2032	360	330
[3]	United Airlines Pass-Through Trust Class AA Series 2024-1	5.450%	2/15/2037	816	839
	United Parcel Service Inc.	2.400%	11/15/2026	609	599
	United Parcel Service Inc.	2.500%	9/1/2029	400	377

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United Parcel Service Inc.	4.450%	4/1/2030	1,000	1,017
United Parcel Service Inc.	4.650%	10/15/2030	275	281
United Parcel Service Inc.	4.875%	3/3/2033	650	669
United Parcel Service Inc.	5.150%	5/22/2034	750	779
United Parcel Service Inc.	5.250%	5/14/2035	250	259
United Parcel Service Inc.	6.200%	1/15/2038	505	557
United Parcel Service Inc.	5.200%	4/1/2040	465	466
United Parcel Service Inc.	4.250%	3/15/2049	666	554
United Parcel Service Inc.	3.400%	9/1/2049	200	143
United Parcel Service Inc.	5.300%	4/1/2050	2,795	2,707
United Parcel Service Inc.	5.050%	3/3/2053	650	601
United Parcel Service Inc.	5.950%	5/14/2055	400	418
United Parcel Service Inc.	5.600%	5/22/2064	500	492
United Parcel Service Inc.	6.050%	5/14/2065	350	366
Valmont Industries Inc.	5.000%	10/1/2044	475	445
Valmont Industries Inc.	5.250%	10/1/2054	300	281
Veralto Corp.	5.350%	9/18/2028	600	619
Veralto Corp.	5.450%	9/18/2033	600	627
Vontier Corp.	2.400%	4/1/2028	500	476
Vontier Corp.	2.950%	4/1/2031	500	457
Waste Connections Inc.	4.250%	12/1/2028	391	393
Waste Connections Inc.	3.500%	5/1/2029	950	933
Waste Connections Inc.	2.600%	2/1/2030	500	469
Waste Connections Inc.	2.200%	1/15/2032	700	616
Waste Connections Inc.	4.200%	1/15/2033	639	627
Waste Connections Inc.	5.000%	3/1/2034	470	480
Waste Connections Inc.	5.250%	9/1/2035	375	386
Waste Connections Inc.	3.050%	4/1/2050	300	203
Waste Connections Inc.	2.950%	1/15/2052	700	458
Waste Management Inc.	4.950%	7/3/2027	375	382
Waste Management Inc.	3.150%	11/15/2027	1,600	1,574
Waste Management Inc.	1.150%	3/15/2028	500	468
Waste Management Inc.	4.500%	3/15/2028	850	860
Waste Management Inc.	4.650%	3/15/2030	1,000	1,020
Waste Management Inc.	1.500%	3/15/2031	1,400	1,213
Waste Management Inc.	4.950%	7/3/2031	325	336
Waste Management Inc.	4.800%	3/15/2032	1,000	1,021
Waste Management Inc.	4.625%	2/15/2033	250	253
Waste Management Inc.	4.875%	2/15/2034	725	741
Waste Management Inc.	4.950%	3/15/2035	1,700	1,727
Waste Management Inc.	2.950%	6/1/2041	500	379
Waste Management Inc.	4.150%	7/15/2049	325	272
Waste Management Inc.	2.500%	11/15/2050	500	304
Waste Management Inc.	5.350%	10/15/2054	400	394
Westinghouse Air Brake Technologies Corp.	3.450%	11/15/2026	725	719
Westinghouse Air Brake Technologies Corp.	4.700%	9/15/2028	750	761
Westinghouse Air Brake Technologies Corp.	4.900%	5/29/2030	200	204
Westinghouse Air Brake Technologies Corp.	5.611%	3/11/2034	470	494
Westinghouse Air Brake Technologies Corp.	5.500%	5/29/2035	725	750
WW Grainger Inc.	4.600%	6/15/2045	905	823
WW Grainger Inc.	3.750%	5/15/2046	325	259
WW Grainger Inc.	4.200%	5/15/2047	350	295
Xylem Inc.	3.250%	11/1/2026	300	297
Xylem Inc.	1.950%	1/30/2028	250	238
Xylem Inc.	2.250%	1/30/2031	400	359
Xylem Inc.	4.375%	11/1/2046	475	403
				404,522
Materials (0.3%)
Air Products and Chemicals Inc.	1.850%	5/15/2027	150	145
Air Products and Chemicals Inc.	4.600%	2/8/2029	450	458
Air Products and Chemicals Inc.	2.050%	5/15/2030	700	639
Air Products and Chemicals Inc.	4.800%	3/3/2033	400	409
Air Products and Chemicals Inc.	4.850%	2/8/2034	1,240	1,259
Air Products and Chemicals Inc.	2.700%	5/15/2040	600	448
Air Products and Chemicals Inc.	2.800%	5/15/2050	1,000	651
Albemarle Corp.	4.650%	6/1/2027	500	501
Albemarle Corp.	5.050%	6/1/2032	500	494
Albemarle Corp.	5.450%	12/1/2044	325	293
Albemarle Corp.	5.650%	6/1/2052	365	323

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Amcor Finance USA Inc.	4.500%	5/15/2028	500	502
	Amcor Finance USA Inc.	5.625%	5/26/2033	582	607
	Amcor Flexibles North America Inc.	4.800%	3/17/2028	312	316
	Amcor Flexibles North America Inc.	5.100%	3/17/2030	417	427
	Amcor Flexibles North America Inc.	2.630%	6/19/2030	500	461
	Amcor Flexibles North America Inc.	2.690%	5/25/2031	500	454
	Amcor Flexibles North America Inc.	5.500%	3/17/2035	3,522	3,629
	Amcor Group Finance plc	5.450%	5/23/2029	500	517
[8]	Amrize Finance US LLC	4.600%	4/7/2027	131	132
[8]	Amrize Finance US LLC	4.700%	4/7/2028	131	133
[8]	Amrize Finance US LLC	4.950%	4/7/2030	185	189
[8]	Amrize Finance US LLC	5.400%	4/7/2035	1,243	1,279
	AngloGold Ashanti Holdings plc	3.375%	11/1/2028	750	728
	AngloGold Ashanti Holdings plc	3.750%	10/1/2030	700	668
	ArcelorMittal SA	6.550%	11/29/2027	1,035	1,081
	ArcelorMittal SA	4.250%	7/16/2029	400	399
	ArcelorMittal SA	6.800%	11/29/2032	700	780
	ArcelorMittal SA	6.000%	6/17/2034	585	625
	ArcelorMittal SA	7.000%	10/15/2039	809	909
	ArcelorMittal SA	6.750%	3/1/2041	180	196
	ArcelorMittal SA	6.350%	6/17/2054	600	627
	Barrick Mining Corp.	6.450%	10/15/2035	375	418
	Barrick North America Finance LLC	5.700%	5/30/2041	770	792
	Barrick North America Finance LLC	5.750%	5/1/2043	850	879
	Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/2039	675	717
	Berry Global Inc.	1.650%	1/15/2027	1,000	969
	Berry Global Inc.	5.500%	4/15/2028	500	514
	Berry Global Inc.	5.800%	6/15/2031	675	714
	Berry Global Inc.	5.650%	1/15/2034	3,055	3,181
	BHP Billiton Finance USA Ltd.	4.750%	2/28/2028	850	864
	BHP Billiton Finance USA Ltd.	5.100%	9/8/2028	500	514
	BHP Billiton Finance USA Ltd.	5.000%	2/21/2030	432	446
	BHP Billiton Finance USA Ltd.	5.250%	9/8/2030	700	730
	BHP Billiton Finance USA Ltd.	5.125%	2/21/2032	278	288
	BHP Billiton Finance USA Ltd.	4.900%	2/28/2033	550	562
	BHP Billiton Finance USA Ltd.	5.250%	9/8/2033	1,200	1,250
	BHP Billiton Finance USA Ltd.	5.300%	2/21/2035	487	507
	BHP Billiton Finance USA Ltd.	5.000%	2/15/2036	2,500	2,537
	BHP Billiton Finance USA Ltd.	4.125%	2/24/2042	1,050	924
	BHP Billiton Finance USA Ltd.	5.500%	9/8/2053	450	458
	BHP Billiton Finance USA Ltd.	5.750%	9/5/2055	300	312
	Cabot Corp.	4.000%	7/1/2029	240	237
	Carlisle Cos. Inc.	3.750%	12/1/2027	650	645
	Carlisle Cos. Inc.	2.750%	3/1/2030	675	632
	Carlisle Cos. Inc.	5.250%	9/15/2035	95	96
	Carlisle Cos. Inc.	5.550%	9/15/2040	275	279
	Celulosa Arauco y Constitucion SA	3.875%	11/2/2027	300	297
	Celulosa Arauco y Constitucion SA	5.500%	11/2/2047	350	322
	CF Industries Inc.	5.150%	3/15/2034	700	705
	CF Industries Inc.	4.950%	6/1/2043	505	465
	CF Industries Inc.	5.375%	3/15/2044	700	674
	CRH America Finance Inc.	5.400%	5/21/2034	625	648
	CRH America Finance Inc.	5.500%	1/9/2035	1,050	1,096
	CRH America Finance Inc.	5.875%	1/9/2055	300	316
	CRH SMW Finance DAC	5.200%	5/21/2029	625	644
	CRH SMW Finance DAC	5.125%	1/9/2030	1,665	1,714
	Dow Chemical Co.	2.100%	11/15/2030	530	470
	Dow Chemical Co.	6.300%	3/15/2033	400	430
	Dow Chemical Co.	5.150%	2/15/2034	400	401
	Dow Chemical Co.	4.250%	10/1/2034	386	355
	Dow Chemical Co.	5.350%	3/15/2035	309	307
	Dow Chemical Co.	9.400%	5/15/2039	556	726
	Dow Chemical Co.	5.250%	11/15/2041	375	346
	Dow Chemical Co.	4.375%	11/15/2042	1,300	1,060
	Dow Chemical Co.	5.550%	11/30/2048	1,075	979
	Dow Chemical Co.	4.800%	5/15/2049	725	591
	Dow Chemical Co.	3.600%	11/15/2050	1,000	677
	Dow Chemical Co.	6.900%	5/15/2053	700	748
	Dow Chemical Co.	5.600%	2/15/2054	400	363
	Dow Chemical Co.	5.950%	3/15/2055	344	327

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	DuPont de Nemours Inc.	5.319%	11/15/2038	983	1,012
	DuPont de Nemours Inc.	5.419%	11/15/2048	1,600	1,583
	Eagle Materials Inc.	2.500%	7/1/2031	500	452
	Eastman Chemical Co.	4.500%	12/1/2028	125	126
	Eastman Chemical Co.	5.000%	8/1/2029	341	347
	Eastman Chemical Co.	5.750%	3/8/2033	3,465	3,642
	Eastman Chemical Co.	5.625%	2/20/2034	300	309
	Ecolab Inc.	2.700%	11/1/2026	600	592
	Ecolab Inc.	3.250%	12/1/2027	1,400	1,382
	Ecolab Inc.	4.800%	3/24/2030	700	718
	Ecolab Inc.	1.300%	1/30/2031	500	431
	Ecolab Inc.	2.125%	2/1/2032	300	263
	Ecolab Inc.	5.000%	9/1/2035	200	204
	Ecolab Inc.	2.700%	12/15/2051	710	448
	EIDP Inc.	2.300%	7/15/2030	400	368
	EIDP Inc.	5.125%	5/15/2032	225	231
	EIDP Inc.	4.800%	5/15/2033	500	503
	FMC Corp.	3.200%	10/1/2026	300	296
	FMC Corp.	3.450%	10/1/2029	400	378
	FMC Corp.	5.650%	5/18/2033	500	500
	Freeport-McMoRan Inc.	5.000%	9/1/2027	500	500
	Freeport-McMoRan Inc.	4.125%	3/1/2028	645	641
	Freeport-McMoRan Inc.	4.375%	8/1/2028	600	599
	Freeport-McMoRan Inc.	5.250%	9/1/2029	500	506
	Freeport-McMoRan Inc.	4.250%	3/1/2030	500	495
	Freeport-McMoRan Inc.	4.625%	8/1/2030	700	694
	Freeport-McMoRan Inc.	5.400%	11/14/2034	600	615
	Freeport-McMoRan Inc.	5.450%	3/15/2043	1,450	1,394
	Georgia-Pacific LLC	8.875%	5/15/2031	700	853
	Gerdau Trade Inc.	5.750%	6/9/2035	500	518
	International Flavors & Fragrances Inc.	4.450%	9/26/2028	415	416
	International Flavors & Fragrances Inc.	5.000%	9/26/2048	412	362
	International Paper Co.	5.000%	9/15/2035	150	150
	International Paper Co.	6.000%	11/15/2041	1,100	1,146
	International Paper Co.	4.800%	6/15/2044	850	758
	International Paper Co.	4.400%	8/15/2047	560	467
	International Paper Co.	4.350%	8/15/2048	800	655
	Kinross Gold Corp.	4.500%	7/15/2027	100	100
	Kinross Gold Corp.	6.250%	7/15/2033	500	546
	Linde Inc.	1.100%	8/10/2030	500	435
	Linde Inc.	3.550%	11/7/2042	300	242
	Linde Inc.	2.000%	8/10/2050	700	382
	LYB International Finance BV	5.250%	7/15/2043	700	627
	LYB International Finance BV	4.875%	3/15/2044	840	719
	LYB International Finance III LLC	2.250%	10/1/2030	400	357
	LYB International Finance III LLC	5.625%	5/15/2033	156	160
	LYB International Finance III LLC	5.500%	3/1/2034	490	492
	LYB International Finance III LLC	6.150%	5/15/2035	150	156
	LYB International Finance III LLC	3.375%	10/1/2040	600	443
	LYB International Finance III LLC	4.200%	10/15/2049	870	644
	LYB International Finance III LLC	4.200%	5/1/2050	850	629
	LYB International Finance III LLC	3.800%	10/1/2060	400	258
	LyondellBasell Industries NV	4.625%	2/26/2055	910	715
	Martin Marietta Materials Inc.	3.450%	6/1/2027	500	495
[3]	Martin Marietta Materials Inc.	2.500%	3/15/2030	375	348
	Martin Marietta Materials Inc.	2.400%	7/15/2031	856	767
	Martin Marietta Materials Inc.	5.150%	12/1/2034	300	306
	Martin Marietta Materials Inc.	4.250%	12/15/2047	600	503
	Martin Marietta Materials Inc.	3.200%	7/15/2051	743	511
	Martin Marietta Materials Inc.	5.500%	12/1/2054	750	744
	Mosaic Co.	4.050%	11/15/2027	600	599
	Mosaic Co.	5.375%	11/15/2028	300	309
	Mosaic Co.	5.450%	11/15/2033	400	413
	Mosaic Co.	4.875%	11/15/2041	400	364
	Mosaic Co.	5.625%	11/15/2043	425	420
	NewMarket Corp.	2.700%	3/18/2031	500	454
	Newmont Corp.	2.600%	7/15/2032	800	723
	Newmont Corp.	5.350%	3/15/2034	6,050	6,312
[3]	Newmont Corp.	5.875%	4/1/2035	725	784
	Newmont Corp.	5.450%	6/9/2044	500	503

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Newmont Corp.	4.200%	5/13/2050	400	336
	Nucor Corp.	4.300%	5/23/2027	250	251
	Nucor Corp.	2.700%	6/1/2030	300	280
	Nucor Corp.	4.650%	6/1/2030	378	384
	Nucor Corp.	3.125%	4/1/2032	500	462
	Nucor Corp.	5.100%	6/1/2035	962	978
	Nucor Corp.	6.400%	12/1/2037	400	446
	Nucor Corp.	3.850%	4/1/2052	200	155
	Nucor Corp.	2.979%	12/15/2055	1,230	778
	Nutrien Ltd.	4.000%	12/15/2026	500	499
	Nutrien Ltd.	5.200%	6/21/2027	400	407
	Nutrien Ltd.	4.900%	3/27/2028	300	305
	Nutrien Ltd.	2.950%	5/13/2030	3,225	3,039
	Nutrien Ltd.	5.250%	3/12/2032	471	486
	Nutrien Ltd.	5.400%	6/21/2034	500	515
	Nutrien Ltd.	4.125%	3/15/2035	1,250	1,158
	Nutrien Ltd.	5.875%	12/1/2036	300	316
	Nutrien Ltd.	5.625%	12/1/2040	385	388
	Nutrien Ltd.	4.900%	6/1/2043	425	391
	Nutrien Ltd.	5.250%	1/15/2045	286	272
	Nutrien Ltd.	5.000%	4/1/2049	1,199	1,094
	Nutrien Ltd.	5.800%	3/27/2053	1,519	1,544
	Packaging Corp. of America	3.400%	12/15/2027	400	394
	Packaging Corp. of America	3.000%	12/15/2029	950	907
	Packaging Corp. of America	5.200%	8/15/2035	238	243
	Packaging Corp. of America	4.050%	12/15/2049	600	477
	Packaging Corp. of America	3.050%	10/1/2051	100	65
	PPG Industries Inc.	2.550%	6/15/2030	600	556
	Reliance Inc.	2.150%	8/15/2030	800	718
	Rio Tinto Alcan Inc.	6.125%	12/15/2033	725	796
	Rio Tinto Finance USA Ltd.	2.750%	11/2/2051	1,400	878
	Rio Tinto Finance USA plc	4.375%	3/12/2027	101	102
	Rio Tinto Finance USA plc	4.500%	3/14/2028	336	340
	Rio Tinto Finance USA plc	4.875%	3/14/2030	604	619
	Rio Tinto Finance USA plc	5.000%	3/14/2032	411	422
	Rio Tinto Finance USA plc	5.250%	3/14/2035	411	424
	Rio Tinto Finance USA plc	4.750%	3/22/2042	1,100	1,029
	Rio Tinto Finance USA plc	4.125%	8/21/2042	619	537
	Rio Tinto Finance USA plc	5.125%	3/9/2053	1,510	1,429
	Rio Tinto Finance USA plc	5.875%	3/14/2065	237	247
	RPM International Inc.	3.750%	3/15/2027	150	149
	RPM International Inc.	4.550%	3/1/2029	275	277
	RPM International Inc.	2.950%	1/15/2032	250	226
	RPM International Inc.	5.250%	6/1/2045	75	72
	RPM International Inc.	4.250%	1/15/2048	450	377
	Sherwin-Williams Co.	3.450%	6/1/2027	300	297
[3]	Sherwin-Williams Co.	4.550%	3/1/2028	500	505
	Sherwin-Williams Co.	2.950%	8/15/2029	700	669
	Sherwin-Williams Co.	2.300%	5/15/2030	500	459
	Sherwin-Williams Co.	4.800%	9/1/2031	200	204
	Sherwin-Williams Co.	2.200%	3/15/2032	500	436
	Sherwin-Williams Co.	5.150%	8/15/2035	491	500
	Sherwin-Williams Co.	4.000%	12/15/2042	220	183
	Sherwin-Williams Co.	4.550%	8/1/2045	270	236
	Sherwin-Williams Co.	4.500%	6/1/2047	1,100	951
	Sherwin-Williams Co.	3.800%	8/15/2049	504	386
	Sherwin-Williams Co.	3.300%	5/15/2050	400	279
	Smurfit Kappa Treasury ULC	5.200%	1/15/2030	550	567
	Smurfit Kappa Treasury ULC	5.438%	4/3/2034	840	870
	Smurfit Kappa Treasury ULC	5.777%	4/3/2054	2,155	2,204
	Smurfit Westrock Financing DAC	5.418%	1/15/2035	2,350	2,425
	Sonoco Products Co.	4.600%	9/1/2029	1,525	1,534
	Sonoco Products Co.	3.125%	5/1/2030	1,425	1,346
	Sonoco Products Co.	5.000%	9/1/2034	400	396
	Southern Copper Corp.	7.500%	7/27/2035	850	1,004
	Southern Copper Corp.	6.750%	4/16/2040	1,250	1,418
	Southern Copper Corp.	5.250%	11/8/2042	938	907
	Southern Copper Corp.	5.875%	4/23/2045	1,280	1,324
	Steel Dynamics Inc.	1.650%	10/15/2027	1,300	1,237
	Steel Dynamics Inc.	3.250%	1/15/2031	1,300	1,228

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Steel Dynamics Inc.	5.375%	8/15/2034	455	470
	Steel Dynamics Inc.	5.250%	5/15/2035	1,017	1,039
	Steel Dynamics Inc.	5.750%	5/15/2055	288	293
	Suzano Austria GmbH	6.000%	1/15/2029	1,050	1,088
	Suzano Austria GmbH	5.000%	1/15/2030	1,200	1,208
	Suzano Austria GmbH	3.750%	1/15/2031	1,020	965
[3]	Suzano Austria GmbH	3.125%	1/15/2032	850	761
	Suzano Netherlands BV	5.500%	1/15/2036	275	275
	Vale Overseas Ltd.	6.125%	6/12/2033	700	747
	Vale Overseas Ltd.	8.250%	1/17/2034	375	457
	Vale Overseas Ltd.	6.875%	11/21/2036	1,480	1,665
	Vale Overseas Ltd.	6.875%	11/10/2039	1,110	1,246
	Vale Overseas Ltd.	6.400%	6/28/2054	1,350	1,388
	Vale SA	5.625%	9/11/2042	238	242
	Vulcan Materials Co.	4.950%	12/1/2029	350	359
	Vulcan Materials Co.	3.500%	6/1/2030	575	555
	Vulcan Materials Co.	5.350%	12/1/2034	650	671
	Vulcan Materials Co.	4.500%	6/15/2047	1,050	915
	Vulcan Materials Co.	5.700%	12/1/2054	625	639
	Westlake Corp.	3.375%	6/15/2030	400	381
	Westlake Corp.	2.875%	8/15/2041	350	241
	Westlake Corp.	5.000%	8/15/2046	575	507
	Westlake Corp.	4.375%	11/15/2047	435	344
	Westlake Corp.	3.125%	8/15/2051	500	311
	Westlake Corp.	3.375%	8/15/2061	400	242
	WestRock MWV LLC	8.200%	1/15/2030	475	544
	WestRock MWV LLC	7.950%	2/15/2031	275	318
	WRKCo Inc.	4.000%	3/15/2028	800	795
	WRKCo Inc.	3.900%	6/1/2028	607	602
	WRKCo Inc.	4.900%	3/15/2029	825	841
	WRKCo Inc.	4.200%	6/1/2032	700	680
	Yamana Gold Inc.	2.630%	8/15/2031	180	160
					168,701
Real Estate (0.3%)
	Agree LP	2.000%	6/15/2028	500	472
	Agree LP	4.800%	10/1/2032	500	503
	Agree LP	2.600%	6/15/2033	500	427
	Agree LP	5.600%	6/15/2035	875	912
	Alexandria Real Estate Equities Inc.	3.950%	1/15/2028	350	348
	Alexandria Real Estate Equities Inc.	4.500%	7/30/2029	200	201
	Alexandria Real Estate Equities Inc.	2.750%	12/15/2029	1,529	1,434
	Alexandria Real Estate Equities Inc.	4.700%	7/1/2030	500	505
	Alexandria Real Estate Equities Inc.	4.900%	12/15/2030	388	395
	Alexandria Real Estate Equities Inc.	3.375%	8/15/2031	600	562
	Alexandria Real Estate Equities Inc.	2.950%	3/15/2034	715	618
	Alexandria Real Estate Equities Inc.	4.750%	4/15/2035	500	489
	Alexandria Real Estate Equities Inc.	5.500%	10/1/2035	750	771
	Alexandria Real Estate Equities Inc.	4.850%	4/15/2049	200	174
	Alexandria Real Estate Equities Inc.	4.000%	2/1/2050	565	433
	Alexandria Real Estate Equities Inc.	3.000%	5/18/2051	500	314
	Alexandria Real Estate Equities Inc.	3.550%	3/15/2052	865	602
	Alexandria Real Estate Equities Inc.	5.150%	4/15/2053	200	181
	Alexandria Real Estate Equities Inc.	5.625%	5/15/2054	500	483
	American Assets Trust LP	3.375%	2/1/2031	500	454
	American Assets Trust LP	6.150%	10/1/2034	400	407
	American Homes 4 Rent LP	4.900%	2/15/2029	725	737
	American Homes 4 Rent LP	2.375%	7/15/2031	675	598
	American Homes 4 Rent LP	3.625%	4/15/2032	500	468
	American Homes 4 Rent LP	5.500%	2/1/2034	490	506
	American Homes 4 Rent LP	5.500%	7/15/2034	425	438
	American Homes 4 Rent LP	5.250%	3/15/2035	425	430
	American Homes 4 Rent LP	3.375%	7/15/2051	500	340
	American Tower Corp.	3.375%	10/15/2026	1,069	1,061
	American Tower Corp.	2.750%	1/15/2027	2,709	2,663
	American Tower Corp.	3.125%	1/15/2027	975	962
	American Tower Corp.	3.650%	3/15/2027	600	596
	American Tower Corp.	3.550%	7/15/2027	1,100	1,089
	American Tower Corp.	3.600%	1/15/2028	500	494
	American Tower Corp.	1.500%	1/31/2028	1,000	942

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Tower Corp.	5.800%	11/15/2028	600	626
	American Tower Corp.	5.200%	2/15/2029	500	514
	American Tower Corp.	3.800%	8/15/2029	1,475	1,446
	American Tower Corp.	2.900%	1/15/2030	1,490	1,404
	American Tower Corp.	4.900%	3/15/2030	507	517
	American Tower Corp.	2.100%	6/15/2030	560	505
	American Tower Corp.	1.875%	10/15/2030	1,000	884
	American Tower Corp.	2.700%	4/15/2031	500	456
	American Tower Corp.	2.300%	9/15/2031	550	486
	American Tower Corp.	4.050%	3/15/2032	600	581
	American Tower Corp.	5.550%	7/15/2033	475	497
	American Tower Corp.	5.450%	2/15/2034	195	203
	American Tower Corp.	5.400%	1/31/2035	1,054	1,089
	American Tower Corp.	5.350%	3/15/2035	400	411
	American Tower Corp.	3.700%	10/15/2049	500	374
	American Tower Corp.	3.100%	6/15/2050	1,060	710
	American Tower Corp.	2.950%	1/15/2051	1,500	970
	Americold Realty Operating Partnership LP	5.600%	5/15/2032	320	324
	Americold Realty Operating Partnership LP	5.409%	9/12/2034	315	310
[3]	AvalonBay Communities Inc.	2.900%	10/15/2026	50	49
[3]	AvalonBay Communities Inc.	3.200%	1/15/2028	350	344
[3]	AvalonBay Communities Inc.	2.300%	3/1/2030	500	461
[3]	AvalonBay Communities Inc.	2.450%	1/15/2031	855	777
	AvalonBay Communities Inc.	2.050%	1/15/2032	1,500	1,311
	AvalonBay Communities Inc.	5.300%	12/7/2033	500	519
	AvalonBay Communities Inc.	5.350%	6/1/2034	300	312
	AvalonBay Communities Inc.	5.000%	8/1/2035	500	504
[3]	AvalonBay Communities Inc.	3.900%	10/15/2046	280	224
	Boston Properties LP	2.750%	10/1/2026	475	467
	Boston Properties LP	6.750%	12/1/2027	2,025	2,125
	Boston Properties LP	2.900%	3/15/2030	1,000	928
	Boston Properties LP	3.250%	1/30/2031	600	558
	Boston Properties LP	2.550%	4/1/2032	500	433
	Boston Properties LP	2.450%	10/1/2033	1,030	843
	Boston Properties LP	6.500%	1/15/2034	248	268
	Brixmor Operating Partnership LP	3.900%	3/15/2027	300	299
	Brixmor Operating Partnership LP	2.250%	4/1/2028	300	286
	Brixmor Operating Partnership LP	4.125%	5/15/2029	588	583
	Brixmor Operating Partnership LP	4.050%	7/1/2030	1,400	1,373
	Brixmor Operating Partnership LP	5.200%	4/1/2032	240	246
	Brixmor Operating Partnership LP	5.500%	2/15/2034	425	438
	Brixmor Operating Partnership LP	5.750%	2/15/2035	335	351
	Camden Property Trust	3.150%	7/1/2029	600	578
	Camden Property Trust	3.350%	11/1/2049	800	570
	CBRE Services Inc.	5.500%	4/1/2029	400	415
	CBRE Services Inc.	4.800%	6/15/2030	275	279
	CBRE Services Inc.	2.500%	4/1/2031	500	452
	CBRE Services Inc.	5.950%	8/15/2034	600	641
	CBRE Services Inc.	5.500%	6/15/2035	500	515
	COPT Defense Properties LP	2.000%	1/15/2029	300	278
	COPT Defense Properties LP	2.900%	12/1/2033	1,975	1,676
	Cousins Properties LP	5.375%	2/15/2032	216	221
	Cousins Properties LP	5.875%	10/1/2034	420	441
	Crown Castle Inc.	2.900%	3/15/2027	700	687
	Crown Castle Inc.	3.650%	9/1/2027	1,190	1,178
	Crown Castle Inc.	5.000%	1/11/2028	235	238
	Crown Castle Inc.	3.800%	2/15/2028	525	519
	Crown Castle Inc.	4.800%	9/1/2028	600	608
	Crown Castle Inc.	4.900%	9/1/2029	300	304
	Crown Castle Inc.	2.250%	1/15/2031	1,808	1,609
	Crown Castle Inc.	2.100%	4/1/2031	500	438
	Crown Castle Inc.	2.500%	7/15/2031	2,600	2,315
	Crown Castle Inc.	5.800%	3/1/2034	400	421
	Crown Castle Inc.	5.200%	9/1/2034	1,625	1,641
	Crown Castle Inc.	5.200%	2/15/2049	430	396
	Crown Castle Inc.	4.150%	7/1/2050	700	553
	Crown Castle Inc.	3.250%	1/15/2051	172	116
	CubeSmart LP	2.250%	12/15/2028	500	471
	CubeSmart LP	4.375%	2/15/2029	250	250
	CubeSmart LP	3.000%	2/15/2030	500	472

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
CubeSmart LP	2.000%	2/15/2031	300	263
CubeSmart LP	2.500%	2/15/2032	500	441
Digital Realty Trust LP	5.550%	1/15/2028	500	515
Digital Realty Trust LP	4.450%	7/15/2028	1,350	1,360
Digital Realty Trust LP	3.600%	7/1/2029	700	683
DOC DR LLC	4.300%	3/15/2027	744	744
DOC DR LLC	2.625%	11/1/2031	437	390
EPR Properties	4.500%	6/1/2027	564	564
EPR Properties	3.750%	8/15/2029	686	660
EPR Properties	3.600%	11/15/2031	370	342
Equinix Europe 2 Financing Corp. LLC	5.500%	6/15/2034	272	282
Equinix Inc.	2.900%	11/18/2026	1,250	1,232
Equinix Inc.	1.800%	7/15/2027	1,150	1,104
Equinix Inc.	1.550%	3/15/2028	116	109
Equinix Inc.	2.000%	5/15/2028	250	237
Equinix Inc.	3.200%	11/18/2029	2,000	1,914
Equinix Inc.	2.150%	7/15/2030	825	744
Equinix Inc.	3.900%	4/15/2032	300	288
Equinix Inc.	3.000%	7/15/2050	400	261
Equinix Inc.	2.950%	9/15/2051	400	255
Equinix Inc.	3.400%	2/15/2052	725	506
ERP Operating LP	2.850%	11/1/2026	1,300	1,284
ERP Operating LP	3.500%	3/1/2028	500	494
ERP Operating LP	4.150%	12/1/2028	300	301
ERP Operating LP	3.000%	7/1/2029	500	480
ERP Operating LP	2.500%	2/15/2030	300	280
ERP Operating LP	1.850%	8/1/2031	600	525
ERP Operating LP	4.950%	6/15/2032	240	246
ERP Operating LP	4.650%	9/15/2034	600	593
ERP Operating LP	4.500%	7/1/2044	600	532
ERP Operating LP	4.500%	6/1/2045	350	311
ERP Operating LP	4.000%	8/1/2047	105	85
Essential Properties LP	5.400%	12/1/2035	350	351
Essex Portfolio LP	4.000%	3/1/2029	280	277
Essex Portfolio LP	3.000%	1/15/2030	405	384
Essex Portfolio LP	1.650%	1/15/2031	877	757
Essex Portfolio LP	2.650%	3/15/2032	455	405
Essex Portfolio LP	5.500%	4/1/2034	250	260
Essex Portfolio LP	5.375%	4/1/2035	800	826
Essex Portfolio LP	4.500%	3/15/2048	1,000	868
Extra Space Storage LP	3.875%	12/15/2027	100	99
Extra Space Storage LP	5.700%	4/1/2028	460	475
Extra Space Storage LP	3.900%	4/1/2029	500	493
Extra Space Storage LP	4.000%	6/15/2029	125	124
Extra Space Storage LP	5.500%	7/1/2030	675	704
Extra Space Storage LP	2.200%	10/15/2030	510	457
Extra Space Storage LP	5.900%	1/15/2031	300	319
Extra Space Storage LP	2.550%	6/1/2031	500	450
Extra Space Storage LP	2.400%	10/15/2031	950	837
Extra Space Storage LP	2.350%	3/15/2032	700	608
Extra Space Storage LP	4.950%	1/15/2033	700	705
Extra Space Storage LP	5.400%	2/1/2034	485	500
Extra Space Storage LP	5.400%	6/15/2035	560	572
Federal Realty OP LP	3.250%	7/15/2027	225	222
Federal Realty OP LP	5.375%	5/1/2028	400	411
Federal Realty OP LP	3.200%	6/15/2029	161	155
Federal Realty OP LP	4.500%	12/1/2044	825	727
GLP Capital LP	5.750%	6/1/2028	100	103
GLP Capital LP	5.300%	1/15/2029	575	586
GLP Capital LP	4.000%	1/15/2031	800	765
GLP Capital LP	3.250%	1/15/2032	350	314
GLP Capital LP	5.250%	2/15/2033	375	376
GLP Capital LP	5.625%	9/15/2034	597	604
GLP Capital LP	5.750%	11/1/2037	725	720
GLP Capital LP	6.250%	9/15/2054	750	753
Healthcare Realty Holdings LP	3.750%	7/1/2027	400	397
Healthcare Realty Holdings LP	3.100%	2/15/2030	395	372
Healthcare Realty Holdings LP	2.000%	3/15/2031	500	434
Healthpeak OP LLC	3.500%	7/15/2029	646	626
Healthpeak OP LLC	3.000%	1/15/2030	2,000	1,890

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Healthpeak OP LLC	5.250%	12/15/2032	500	515
	Healthpeak OP LLC	5.375%	2/15/2035	430	440
	Highwoods Realty LP	4.125%	3/15/2028	850	841
	Highwoods Realty LP	3.050%	2/15/2030	500	464
	Highwoods Realty LP	7.650%	2/1/2034	550	626
[3]	Host Hotels & Resorts LP	3.375%	12/15/2029	400	380
[3]	Host Hotels & Resorts LP	3.500%	9/15/2030	913	857
[3]	Host Hotels & Resorts LP	2.900%	12/15/2031	394	351
	Host Hotels & Resorts LP	5.700%	7/1/2034	500	512
	Host Hotels & Resorts LP	5.500%	4/15/2035	585	589
	Invitation Homes Operating Partnership LP	2.300%	11/15/2028	675	637
	Invitation Homes Operating Partnership LP	5.450%	8/15/2030	118	123
	Invitation Homes Operating Partnership LP	4.150%	4/15/2032	500	483
	Invitation Homes Operating Partnership LP	4.950%	1/15/2033	1,250	1,257
	Invitation Homes Operating Partnership LP	5.500%	8/15/2033	228	237
	Invitation Homes Operating Partnership LP	2.700%	1/15/2034	475	403
	Jones Lang LaSalle Inc.	6.875%	12/1/2028	400	429
	Kilroy Realty LP	2.500%	11/15/2032	500	416
	Kilroy Realty LP	2.650%	11/15/2033	1,165	954
	Kimco Realty OP LLC	2.800%	10/1/2026	1,294	1,277
	Kimco Realty OP LLC	2.700%	10/1/2030	250	231
	Kimco Realty OP LLC	2.250%	12/1/2031	500	441
	Kimco Realty OP LLC	3.200%	4/1/2032	500	461
	Kimco Realty OP LLC	4.600%	2/1/2033	575	571
	Kimco Realty OP LLC	6.400%	3/1/2034	650	719
	Kimco Realty OP LLC	4.850%	3/1/2035	340	338
	Kimco Realty OP LLC	4.250%	4/1/2045	425	360
	Kimco Realty OP LLC	4.450%	9/1/2047	250	215
	Kite Realty Group LP	4.000%	10/1/2026	725	723
	Kite Realty Group LP	4.950%	12/15/2031	350	354
	Kite Realty Group LP	5.200%	8/15/2032	150	153
	Kite Realty Group LP	5.500%	3/1/2034	494	509
	Ladder Capital Finance Holdings LLLP	5.500%	8/1/2030	250	255
	LXP Industrial Trust	6.750%	11/15/2028	240	255
	LXP Industrial Trust	2.700%	9/15/2030	500	457
	Mid-America Apartments LP	3.600%	6/1/2027	1,431	1,421
	Mid-America Apartments LP	1.700%	2/15/2031	900	783
	Mid-America Apartments LP	4.950%	3/1/2035	250	252
	National Health Investors Inc.	3.000%	2/1/2031	325	294
	NNN REIT Inc.	3.600%	12/15/2026	449	446
	NNN REIT Inc.	3.500%	10/15/2027	550	543
	NNN REIT Inc.	4.300%	10/15/2028	300	301
	NNN REIT Inc.	2.500%	4/15/2030	325	300
	NNN REIT Inc.	4.600%	2/15/2031	500	501
	NNN REIT Inc.	5.600%	10/15/2033	400	418
	NNN REIT Inc.	5.500%	6/15/2034	430	446
	NNN REIT Inc.	4.800%	10/15/2048	250	222
	NNN REIT Inc.	3.100%	4/15/2050	500	327
	NNN REIT Inc.	3.500%	4/15/2051	500	354
	NNN REIT Inc.	3.000%	4/15/2052	500	317
	Omega Healthcare Investors Inc.	4.750%	1/15/2028	300	303
	Omega Healthcare Investors Inc.	3.625%	10/1/2029	1,750	1,680
	Omega Healthcare Investors Inc.	5.200%	7/1/2030	500	507
	Omega Healthcare Investors Inc.	3.375%	2/1/2031	1,550	1,438
	Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/2031	500	443
	Piedmont Operating Partnership LP	9.250%	7/20/2028	320	355
	Piedmont Operating Partnership LP	6.875%	7/15/2029	400	423
	Prologis LP	3.250%	10/1/2026	583	579
	Prologis LP	2.125%	4/15/2027	1,211	1,178
	Prologis LP	3.375%	12/15/2027	250	247
	Prologis LP	4.875%	6/15/2028	500	511
	Prologis LP	3.875%	9/15/2028	300	299
	Prologis LP	4.000%	9/15/2028	500	500
	Prologis LP	4.375%	2/1/2029	50	50
	Prologis LP	2.875%	11/15/2029	250	238
	Prologis LP	2.250%	4/15/2030	400	368
	Prologis LP	1.750%	7/1/2030	750	671
	Prologis LP	1.250%	10/15/2030	1,214	1,054
	Prologis LP	1.625%	3/15/2031	1,000	870
	Prologis LP	2.250%	1/15/2032	400	352

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Prologis LP	4.750%	6/15/2033	200	202
	Prologis LP	5.125%	1/15/2034	380	390
	Prologis LP	5.000%	3/15/2034	1,236	1,256
	Prologis LP	5.000%	1/31/2035	575	583
	Prologis LP	5.250%	5/15/2035	1,600	1,647
	Prologis LP	4.375%	9/15/2048	300	255
	Prologis LP	3.050%	3/1/2050	175	118
	Prologis LP	3.000%	4/15/2050	510	341
	Prologis LP	2.125%	10/15/2050	200	110
	Prologis LP	5.250%	6/15/2053	1,025	991
	Prologis LP	5.250%	3/15/2054	465	449
	Public Storage Operating Co.	1.500%	11/9/2026	575	560
	Public Storage Operating Co.	1.850%	5/1/2028	600	569
	Public Storage Operating Co.	5.125%	1/15/2029	350	361
	Public Storage Operating Co.	3.385%	5/1/2029	520	508
	Public Storage Operating Co.	4.375%	7/1/2030	500	502
	Public Storage Operating Co.	2.300%	5/1/2031	1,000	900
	Public Storage Operating Co.	5.100%	8/1/2033	525	545
	Public Storage Operating Co.	5.000%	7/1/2035	500	506
	Public Storage Operating Co.	5.350%	8/1/2053	550	544
	Rayonier LP	2.750%	5/17/2031	375	337
	Realty Income Corp.	4.125%	10/15/2026	775	775
	Realty Income Corp.	3.000%	1/15/2027	525	518
	Realty Income Corp.	3.200%	1/15/2027	315	311
	Realty Income Corp.	3.950%	8/15/2027	475	475
	Realty Income Corp.	3.650%	1/15/2028	1,290	1,279
	Realty Income Corp.	2.100%	3/15/2028	1,200	1,145
	Realty Income Corp.	2.200%	6/15/2028	500	477
	Realty Income Corp.	4.700%	12/15/2028	450	458
	Realty Income Corp.	4.750%	2/15/2029	750	764
	Realty Income Corp.	3.250%	6/15/2029	575	557
	Realty Income Corp.	4.000%	7/15/2029	245	243
	Realty Income Corp.	3.100%	12/15/2029	500	480
	Realty Income Corp.	3.400%	1/15/2030	520	504
	Realty Income Corp.	3.250%	1/15/2031	831	787
	Realty Income Corp.	2.850%	12/15/2032	500	446
[6]	Realty Income Corp.	4.500%	2/1/2033	702	694
	Realty Income Corp.	1.800%	3/15/2033	500	414
	Realty Income Corp.	4.900%	7/15/2033	300	304
	Realty Income Corp.	5.125%	2/15/2034	630	646
	Realty Income Corp.	5.125%	4/15/2035	150	152
	Realty Income Corp.	4.650%	3/15/2047	820	732
	Realty Income Corp.	5.375%	9/1/2054	200	196
	Regency Centers LP	3.600%	2/1/2027	340	338
	Regency Centers LP	4.125%	3/15/2028	250	250
	Regency Centers LP	2.950%	9/15/2029	400	382
	Regency Centers LP	5.000%	7/15/2032	2,650	2,712
	Regency Centers LP	5.250%	1/15/2034	1,000	1,027
	Regency Centers LP	4.400%	2/1/2047	400	343
	Rexford Industrial Realty LP	5.000%	6/15/2028	300	305
	Rexford Industrial Realty LP	2.150%	9/1/2031	650	566
	Sabra Health Care LP	3.900%	10/15/2029	300	291
	Sabra Health Care LP	3.200%	12/1/2031	350	318
	Safehold GL Holdings LLC	2.850%	1/15/2032	650	577
	Safehold GL Holdings LLC	6.100%	4/1/2034	215	226
	Safehold GL Holdings LLC	5.650%	1/15/2035	350	358
	Simon Property Group LP	3.250%	11/30/2026	300	297
	Simon Property Group LP	1.375%	1/15/2027	500	484
	Simon Property Group LP	3.375%	6/15/2027	820	812
	Simon Property Group LP	3.375%	12/1/2027	1,000	988
	Simon Property Group LP	1.750%	2/1/2028	500	475
	Simon Property Group LP	2.450%	9/13/2029	1,595	1,498
	Simon Property Group LP	2.650%	7/15/2030	500	465
	Simon Property Group LP	4.375%	10/1/2030	500	501
	Simon Property Group LP	2.200%	2/1/2031	600	539
	Simon Property Group LP	2.250%	1/15/2032	500	439
	Simon Property Group LP	2.650%	2/1/2032	700	627
	Simon Property Group LP	4.750%	9/26/2034	785	780
	Simon Property Group LP	5.125%	10/1/2035	271	274
	Simon Property Group LP	6.750%	2/1/2040	750	864

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Simon Property Group LP	4.750%	3/15/2042	350	323
	Simon Property Group LP	4.250%	11/30/2046	425	360
	Simon Property Group LP	3.250%	9/13/2049	1,100	771
	Simon Property Group LP	3.800%	7/15/2050	1,500	1,151
	Simon Property Group LP	6.650%	1/15/2054	400	459
	Store Capital LLC	4.500%	3/15/2028	225	224
	Store Capital LLC	4.625%	3/15/2029	300	298
[8]	Store Capital LLC	5.400%	4/30/2030	270	275
	Sun Communities Operating LP	2.300%	11/1/2028	725	686
	Sun Communities Operating LP	2.700%	7/15/2031	500	452
	Sun Communities Operating LP	4.200%	4/15/2032	500	485
	Tanger Properties LP	3.875%	7/15/2027	250	248
	Tanger Properties LP	2.750%	9/1/2031	400	359
[3]	UDR Inc.	3.500%	7/1/2027	150	148
[3]	UDR Inc.	3.500%	1/15/2028	50	49
[3]	UDR Inc.	3.200%	1/15/2030	240	230
[3]	UDR Inc.	2.100%	8/1/2032	575	491
[3]	UDR Inc.	1.900%	3/15/2033	1,000	817
	UDR Inc.	5.125%	9/1/2034	350	354
	UDR Inc.	3.100%	11/1/2034	265	228
	Ventas Realty LP	3.850%	4/1/2027	275	274
	Ventas Realty LP	3.000%	1/15/2030	325	308
	Ventas Realty LP	5.100%	7/15/2032	575	588
	Ventas Realty LP	5.625%	7/1/2034	208	217
	Ventas Realty LP	5.000%	1/15/2035	598	598
	Ventas Realty LP	5.700%	9/30/2043	325	324
	Ventas Realty LP	4.875%	4/15/2049	650	574
	VICI Properties LP	4.750%	2/15/2028	900	907
	VICI Properties LP	4.950%	2/15/2030	900	910
	VICI Properties LP	5.125%	11/15/2031	850	861
	VICI Properties LP	5.125%	5/15/2032	900	909
	VICI Properties LP	5.750%	4/1/2034	450	467
	VICI Properties LP	5.625%	4/1/2035	499	511
	VICI Properties LP	5.625%	5/15/2052	350	334
	Welltower OP LLC	2.700%	2/15/2027	662	650
	Welltower OP LLC	4.125%	3/15/2029	500	499
	Welltower OP LLC	3.100%	1/15/2030	1,250	1,194
	Welltower OP LLC	4.500%	7/1/2030	900	908
	Welltower OP LLC	2.750%	1/15/2031	500	462
	Welltower OP LLC	2.800%	6/1/2031	700	644
	Welltower OP LLC	2.750%	1/15/2032	525	475
	Welltower OP LLC	3.850%	6/15/2032	500	480
	Welltower OP LLC	5.125%	7/1/2035	1,125	1,145
	Welltower OP LLC	6.500%	3/15/2041	200	224
	Welltower OP LLC	4.950%	9/1/2048	400	376
	Weyerhaeuser Co.	4.000%	11/15/2029	750	742
	Weyerhaeuser Co.	4.000%	4/15/2030	800	789
	Weyerhaeuser Co.	7.375%	3/15/2032	219	251
	Weyerhaeuser Co.	3.375%	3/9/2033	438	400
	Weyerhaeuser Co.	4.000%	3/9/2052	500	389
	WP Carey Inc.	4.250%	10/1/2026	300	300
	WP Carey Inc.	3.850%	7/15/2029	200	197
	WP Carey Inc.	2.250%	4/1/2033	1,000	835
					208,989
Technology (0.9%)
	Accenture Capital Inc.	3.900%	10/4/2027	750	751
	Accenture Capital Inc.	4.050%	10/4/2029	675	675
	Accenture Capital Inc.	4.250%	10/4/2031	1,800	1,798
	Accenture Capital Inc.	4.500%	10/4/2034	1,275	1,259
	Adobe Inc.	2.150%	2/1/2027	500	489
	Adobe Inc.	4.850%	4/4/2027	500	508
	Adobe Inc.	4.750%	1/17/2028	400	408
	Adobe Inc.	4.950%	1/17/2030	550	570
	Adobe Inc.	2.300%	2/1/2030	1,060	986
	Adobe Inc.	5.300%	1/17/2035	500	529
	Advanced Micro Devices Inc.	4.319%	3/24/2028	310	313
	Advanced Micro Devices Inc.	3.924%	6/1/2032	300	293
	Amdocs Ltd.	2.538%	6/15/2030	600	550
	Analog Devices Inc.	3.500%	12/5/2026	500	497

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Analog Devices Inc.	3.450%	6/15/2027	250	248
	Analog Devices Inc.	4.250%	6/15/2028	700	705
	Analog Devices Inc.	1.700%	10/1/2028	800	749
	Analog Devices Inc.	4.500%	6/15/2030	600	608
	Analog Devices Inc.	2.100%	10/1/2031	900	796
	Analog Devices Inc.	2.800%	10/1/2041	1,050	777
	Analog Devices Inc.	2.950%	10/1/2051	950	629
	Analog Devices Inc.	5.300%	4/1/2054	800	787
	Apple Inc.	3.200%	5/11/2027	2,700	2,680
	Apple Inc.	2.900%	9/12/2027	2,331	2,296
	Apple Inc.	3.000%	11/13/2027	1,025	1,011
	Apple Inc.	1.200%	2/8/2028	2,200	2,074
	Apple Inc.	4.000%	5/10/2028	1,525	1,533
	Apple Inc.	4.000%	5/12/2028	825	830
	Apple Inc.	1.400%	8/5/2028	831	779
	Apple Inc.	2.200%	9/11/2029	1,475	1,384
	Apple Inc.	1.650%	5/11/2030	2,000	1,806
	Apple Inc.	4.200%	5/12/2030	525	531
	Apple Inc.	1.250%	8/20/2030	1,000	881
	Apple Inc.	1.650%	2/8/2031	2,300	2,038
	Apple Inc.	1.700%	8/5/2031	900	793
	Apple Inc.	4.500%	5/12/2032	950	970
	Apple Inc.	3.350%	8/8/2032	2,000	1,910
	Apple Inc.	4.750%	5/12/2035	525	538
	Apple Inc.	4.500%	2/23/2036	442	447
	Apple Inc.	2.375%	2/8/2041	1,925	1,386
	Apple Inc.	3.850%	5/4/2043	2,825	2,409
	Apple Inc.	4.450%	5/6/2044	500	469
	Apple Inc.	3.450%	2/9/2045	1,594	1,263
	Apple Inc.	4.375%	5/13/2045	1,775	1,604
	Apple Inc.	4.650%	2/23/2046	5,720	5,346
	Apple Inc.	3.850%	8/4/2046	1,750	1,448
	Apple Inc.	3.750%	9/12/2047	842	677
	Apple Inc.	3.750%	11/13/2047	1,000	806
	Apple Inc.	2.950%	9/11/2049	1,600	1,096
	Apple Inc.	2.650%	5/11/2050	2,455	1,570
	Apple Inc.	2.400%	8/20/2050	1,732	1,050
	Apple Inc.	2.650%	2/8/2051	1,600	1,016
	Apple Inc.	2.700%	8/5/2051	1,600	1,019
	Apple Inc.	3.950%	8/8/2052	1,500	1,219
	Apple Inc.	2.800%	2/8/2061	2,000	1,207
	Apple Inc.	2.850%	8/5/2061	1,300	791
	Applied Materials Inc.	3.300%	4/1/2027	1,065	1,057
	Applied Materials Inc.	1.750%	6/1/2030	350	315
	Applied Materials Inc.	4.000%	1/15/2031	450	446
	Applied Materials Inc.	4.600%	1/15/2036	625	619
	Applied Materials Inc.	5.850%	6/15/2041	250	267
	Applied Materials Inc.	4.350%	4/1/2047	1,225	1,071
	Applied Materials Inc.	2.750%	6/1/2050	550	357
	Arrow Electronics Inc.	3.875%	1/12/2028	400	395
	Arrow Electronics Inc.	2.950%	2/15/2032	400	357
	Arrow Electronics Inc.	5.875%	4/10/2034	500	523
	Atlassian Corp.	5.250%	5/15/2029	500	514
	Atlassian Corp.	5.500%	5/15/2034	500	515
	Autodesk Inc.	3.500%	6/15/2027	375	372
	Autodesk Inc.	2.850%	1/15/2030	360	340
	Autodesk Inc.	2.400%	12/15/2031	900	797
	Automatic Data Processing Inc.	1.700%	5/15/2028	1,000	947
	Automatic Data Processing Inc.	1.250%	9/1/2030	740	648
	Automatic Data Processing Inc.	4.750%	5/8/2032	710	727
	Avnet Inc.	6.250%	3/15/2028	419	436
	Avnet Inc.	3.000%	5/15/2031	200	181
	Booz Allen Hamilton Inc.	5.950%	8/4/2033	550	578
	Broadcom Corp.	3.875%	1/15/2027	3,150	3,150
	Broadcom Inc.	5.050%	7/12/2027	853	868
[8]	Broadcom Inc.	1.950%	2/15/2028	600	572
	Broadcom Inc.	4.150%	2/15/2028	400	401
	Broadcom Inc.	4.800%	4/15/2028	1,200	1,222
	Broadcom Inc.	4.110%	9/15/2028	1,865	1,872
[8]	Broadcom Inc.	4.000%	4/15/2029	500	498

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Broadcom Inc.	4.750%	4/15/2029	2,950	3,010
	Broadcom Inc.	5.050%	7/12/2029	2,119	2,183
	Broadcom Inc.	4.350%	2/15/2030	650	653
	Broadcom Inc.	5.000%	4/15/2030	2,150	2,214
	Broadcom Inc.	5.050%	4/15/2030	2,000	2,067
	Broadcom Inc.	4.600%	7/15/2030	850	863
	Broadcom Inc.	4.200%	10/15/2030	821	819
[8]	Broadcom Inc.	2.450%	2/15/2031	4,050	3,682
	Broadcom Inc.	5.150%	11/15/2031	421	437
[3]	Broadcom Inc.	4.550%	2/15/2032	500	503
[8]	Broadcom Inc.	4.150%	4/15/2032	1,000	981
	Broadcom Inc.	5.200%	4/15/2032	1,000	1,041
	Broadcom Inc.	4.900%	7/15/2032	1,925	1,969
	Broadcom Inc.	4.300%	11/15/2032	1,750	1,727
[8]	Broadcom Inc.	2.600%	2/15/2033	1,500	1,316
[8]	Broadcom Inc.	3.419%	4/15/2033	542	501
[8]	Broadcom Inc.	3.469%	4/15/2034	4,252	3,880
	Broadcom Inc.	5.200%	7/15/2035	2,350	2,425
[8]	Broadcom Inc.	3.137%	11/15/2035	2,800	2,424
	Broadcom Inc.	4.800%	2/15/2036	3,945	3,933
[8]	Broadcom Inc.	3.187%	11/15/2036	2,800	2,390
[8]	Broadcom Inc.	4.926%	5/15/2037	1,350	1,345
	Broadcom Inc.	4.900%	2/15/2038	3,314	3,297
[8]	Broadcom Inc.	3.500%	2/15/2041	2,429	1,999
[8]	Broadcom Inc.	3.750%	2/15/2051	3,500	2,728
	Broadridge Financial Solutions Inc.	2.900%	12/1/2029	375	354
	Broadridge Financial Solutions Inc.	2.600%	5/1/2031	900	814
	Cadence Design Systems Inc.	4.200%	9/10/2027	350	351
	Cadence Design Systems Inc.	4.300%	9/10/2029	1,150	1,156
	Cadence Design Systems Inc.	4.700%	9/10/2034	1,900	1,897
	CDW LLC	4.250%	4/1/2028	347	345
	CDW LLC	3.250%	2/15/2029	487	466
	CDW LLC	5.100%	3/1/2030	279	284
	CDW LLC	5.550%	8/22/2034	279	286
[8]	CGI Inc.	4.950%	3/14/2030	625	636
	CGI Inc.	2.300%	9/14/2031	400	352
	Cintas Corp. No. 2	3.700%	4/1/2027	1,373	1,368
	Cintas Corp. No. 2	4.200%	5/1/2028	750	753
	Cintas Corp. No. 2	4.000%	5/1/2032	950	929
	Cisco Systems Inc.	4.800%	2/26/2027	1,210	1,225
	Cisco Systems Inc.	4.550%	2/24/2028	585	594
	Cisco Systems Inc.	4.850%	2/26/2029	6,640	6,814
	Cisco Systems Inc.	4.750%	2/24/2030	856	878
	Cisco Systems Inc.	4.950%	2/26/2031	2,921	3,023
	Cisco Systems Inc.	4.950%	2/24/2032	1,887	1,950
	Cisco Systems Inc.	5.050%	2/26/2034	3,295	3,407
	Cisco Systems Inc.	5.100%	2/24/2035	992	1,026
	Cisco Systems Inc.	5.900%	2/15/2039	1,400	1,521
	Cisco Systems Inc.	5.500%	1/15/2040	1,275	1,331
	Cisco Systems Inc.	5.300%	2/26/2054	1,000	987
	Cisco Systems Inc.	5.500%	2/24/2055	463	470
	Cisco Systems Inc.	5.350%	2/26/2064	815	801
	Concentrix Corp.	6.600%	8/2/2028	707	740
	Concentrix Corp.	6.850%	8/2/2033	500	519
	Corning Inc.	4.700%	3/15/2037	750	734
	Corning Inc.	5.750%	8/15/2040	665	694
	Corning Inc.	4.750%	3/15/2042	420	390
	Corning Inc.	5.850%	11/15/2068	400	398
	Corning Inc.	5.450%	11/15/2079	700	658
	Dell Inc.	7.100%	4/15/2028	70	75
	Dell Inc.	6.500%	4/15/2038	400	434
	Dell International LLC	4.900%	10/1/2026	1,000	1,006
	Dell International LLC	6.100%	7/15/2027	800	825
	Dell International LLC	5.250%	2/1/2028	885	906
	Dell International LLC	4.750%	4/1/2028	378	383
[6]	Dell International LLC	4.150%	2/15/2029	599	598
	Dell International LLC	5.300%	10/1/2029	212	219
	Dell International LLC	4.350%	2/1/2030	350	349
	Dell International LLC	5.000%	4/1/2030	246	252
	Dell International LLC	6.200%	7/15/2030	475	509

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Dell International LLC	4.500%	2/15/2031	1,907	1,903
	Dell International LLC	5.300%	4/1/2032	1,666	1,719
[6]	Dell International LLC	4.750%	10/6/2032	1,019	1,015
	Dell International LLC	5.750%	2/1/2033	700	741
	Dell International LLC	4.850%	2/1/2035	2,258	2,223
	Dell International LLC	5.500%	4/1/2035	1,056	1,091
[6]	Dell International LLC	5.100%	2/15/2036	1,149	1,142
	Dell International LLC	8.100%	7/15/2036	972	1,184
	Dell International LLC	3.375%	12/15/2041	500	384
	Dell International LLC	8.350%	7/15/2046	571	742
	Dell International LLC	3.450%	12/15/2051	500	351
	DXC Technology Co.	2.375%	9/15/2028	600	565
	Equifax Inc.	5.100%	6/1/2028	1,500	1,532
	Equifax Inc.	4.800%	9/15/2029	276	281
	Equifax Inc.	3.100%	5/15/2030	445	421
	Equifax Inc.	2.350%	9/15/2031	900	796
	Fidelity National Information Services Inc.	1.650%	3/1/2028	1,900	1,791
	Fidelity National Information Services Inc.	2.250%	3/1/2031	700	623
	Fidelity National Information Services Inc.	3.100%	3/1/2041	700	527
	Fiserv Inc.	2.250%	6/1/2027	1,550	1,506
	Fiserv Inc.	4.200%	10/1/2028	800	800
	Fiserv Inc.	3.500%	7/1/2029	3,697	3,592
	Fiserv Inc.	4.750%	3/15/2030	1,000	1,014
	Fiserv Inc.	2.650%	6/1/2030	1,900	1,760
	Fiserv Inc.	4.550%	2/15/2031	418	420
	Fiserv Inc.	5.350%	3/15/2031	350	364
	Fiserv Inc.	5.600%	3/2/2033	250	262
	Fiserv Inc.	5.625%	8/21/2033	472	496
	Fiserv Inc.	5.450%	3/15/2034	849	878
	Fiserv Inc.	5.150%	8/12/2034	1,000	1,012
	Fiserv Inc.	5.250%	8/11/2035	694	702
	Fiserv Inc.	4.400%	7/1/2049	1,650	1,362
	Flex Ltd.	4.875%	6/15/2029	664	671
	Flex Ltd.	5.250%	1/15/2032	575	590
	Fortinet Inc.	2.200%	3/15/2031	500	446
	Genpact Luxembourg Sarl	6.000%	6/4/2029	250	260
	Global Payments Inc.	2.150%	1/15/2027	700	682
	Global Payments Inc.	4.450%	6/1/2028	300	300
	Global Payments Inc.	3.200%	8/15/2029	208	198
	Global Payments Inc.	2.900%	5/15/2030	700	648
	Global Payments Inc.	2.900%	11/15/2031	800	717
	Global Payments Inc.	5.400%	8/15/2032	650	665
	Global Payments Inc.	4.150%	8/15/2049	800	611
	Global Payments Inc.	5.950%	8/15/2052	530	521
	Hewlett Packard Enterprise Co.	4.050%	9/15/2027	723	722
	Hewlett Packard Enterprise Co.	4.400%	9/25/2027	335	336
	Hewlett Packard Enterprise Co.	5.250%	7/1/2028	1,000	1,028
	Hewlett Packard Enterprise Co.	4.150%	9/15/2028	680	679
	Hewlett Packard Enterprise Co.	4.550%	10/15/2029	1,515	1,522
	Hewlett Packard Enterprise Co.	4.400%	10/15/2030	1,063	1,056
	Hewlett Packard Enterprise Co.	4.850%	10/15/2031	750	757
	Hewlett Packard Enterprise Co.	5.000%	10/15/2034	3,075	3,050
	Hewlett Packard Enterprise Co.	6.350%	10/15/2045	771	811
	Hewlett Packard Enterprise Co.	5.600%	10/15/2054	1,619	1,549
	HP Inc.	3.000%	6/17/2027	900	883
	HP Inc.	4.750%	1/15/2028	675	684
	HP Inc.	4.000%	4/15/2029	400	395
	HP Inc.	5.400%	4/25/2030	1,025	1,065
	HP Inc.	3.400%	6/17/2030	800	763
	HP Inc.	2.650%	6/17/2031	900	812
	HP Inc.	4.200%	4/15/2032	791	767
	HP Inc.	6.100%	4/25/2035	1,290	1,369
	HP Inc.	6.000%	9/15/2041	510	527
	Hubbell Inc.	3.150%	8/15/2027	275	270
	Hubbell Inc.	3.500%	2/15/2028	400	394
	IBM International Capital Pte. Ltd.	5.300%	2/5/2054	842	806
	Intel Corp.	3.750%	3/25/2027	1,750	1,740
	Intel Corp.	3.750%	8/5/2027	400	397
	Intel Corp.	4.875%	2/10/2028	1,500	1,523
	Intel Corp.	1.600%	8/12/2028	900	839

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Intel Corp.	2.450%	11/15/2029	2,900	2,692
	Intel Corp.	5.125%	2/10/2030	1,000	1,029
	Intel Corp.	3.900%	3/25/2030	1,240	1,216
	Intel Corp.	5.000%	2/21/2031	1,400	1,437
	Intel Corp.	2.000%	8/12/2031	800	699
	Intel Corp.	4.150%	8/5/2032	2,775	2,679
	Intel Corp.	4.000%	12/15/2032	1,625	1,551
	Intel Corp.	5.200%	2/10/2033	1,850	1,892
	Intel Corp.	4.600%	3/25/2040	600	546
	Intel Corp.	2.800%	8/12/2041	700	490
	Intel Corp.	4.800%	10/1/2041	1,065	962
	Intel Corp.	4.900%	7/29/2045	2,000	1,774
	Intel Corp.	4.100%	5/19/2046	1,350	1,063
	Intel Corp.	4.100%	5/11/2047	800	623
	Intel Corp.	3.734%	12/8/2047	1,200	882
	Intel Corp.	3.250%	11/15/2049	600	399
	Intel Corp.	4.750%	3/25/2050	2,185	1,848
	Intel Corp.	3.050%	8/12/2051	1,000	634
	Intel Corp.	4.900%	8/5/2052	1,100	947
	Intel Corp.	5.700%	2/10/2053	2,584	2,499
	Intel Corp.	3.100%	2/15/2060	700	415
	Intel Corp.	3.200%	8/12/2061	700	419
	Intel Corp.	5.050%	8/5/2062	1,000	858
	Intel Corp.	5.900%	2/10/2063	985	964
	International Business Machines Corp.	1.700%	5/15/2027	3,300	3,184
	International Business Machines Corp.	4.500%	2/6/2028	1,410	1,425
	International Business Machines Corp.	3.500%	5/15/2029	2,975	2,915
	International Business Machines Corp.	1.950%	5/15/2030	2,200	1,992
	International Business Machines Corp.	4.750%	2/6/2033	5,500	5,586
[3]	International Business Machines Corp.	5.200%	2/10/2035	800	821
	International Business Machines Corp.	4.150%	5/15/2039	779	699
	International Business Machines Corp.	2.850%	5/15/2040	970	733
	International Business Machines Corp.	4.000%	6/20/2042	1,287	1,093
	International Business Machines Corp.	4.250%	5/15/2049	1,800	1,488
	International Business Machines Corp.	2.950%	5/15/2050	545	358
	International Business Machines Corp.	4.900%	7/27/2052	304	276
	International Business Machines Corp.	5.100%	2/6/2053	1,850	1,733
[3]	International Business Machines Corp.	5.700%	2/10/2055	2,449	2,481
	Intuit Inc.	1.650%	7/15/2030	1,100	982
	Intuit Inc.	5.200%	9/15/2033	1,000	1,045
	Intuit Inc.	5.500%	9/15/2053	990	996
	Jabil Inc.	3.950%	1/12/2028	400	397
	Jabil Inc.	3.600%	1/15/2030	500	482
	Jabil Inc.	3.000%	1/15/2031	450	415
	Juniper Networks Inc.	3.750%	8/15/2029	500	488
	Juniper Networks Inc.	2.000%	12/10/2030	500	439
	Juniper Networks Inc.	5.950%	3/15/2041	150	151
	KLA Corp.	4.100%	3/15/2029	300	301
	KLA Corp.	4.650%	7/15/2032	900	913
	KLA Corp.	4.700%	2/1/2034	750	757
	KLA Corp.	5.000%	3/15/2049	800	756
	KLA Corp.	3.300%	3/1/2050	700	500
	KLA Corp.	4.950%	7/15/2052	1,000	934
	KLA Corp.	5.250%	7/15/2062	500	481
	Kyndryl Holdings Inc.	2.050%	10/15/2026	300	293
	Kyndryl Holdings Inc.	2.700%	10/15/2028	100	95
	Kyndryl Holdings Inc.	3.150%	10/15/2031	1,000	911
	Kyndryl Holdings Inc.	4.100%	10/15/2041	600	485
	Lam Research Corp.	4.000%	3/15/2029	1,050	1,049
	Lam Research Corp.	1.900%	6/15/2030	785	709
	Lam Research Corp.	4.875%	3/15/2049	500	467
	Lam Research Corp.	2.875%	6/15/2050	500	332
	Lam Research Corp.	3.125%	6/15/2060	400	256
	Leidos Inc.	2.300%	2/15/2031	800	714
	Leidos Inc.	5.750%	3/15/2033	397	419
	Leidos Inc.	5.500%	3/15/2035	364	377
	Marvell Technology Inc.	2.450%	4/15/2028	400	383
[3]	Marvell Technology Inc.	4.875%	6/22/2028	300	305
	Marvell Technology Inc.	5.750%	2/15/2029	300	313
	Marvell Technology Inc.	4.750%	7/15/2030	300	304

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Marvell Technology Inc.	5.450%	7/15/2035	350	361
Microchip Technology Inc.	4.900%	3/15/2028	675	685
Microchip Technology Inc.	5.050%	3/15/2029	3,200	3,271
Microchip Technology Inc.	5.050%	2/15/2030	575	588
Micron Technology Inc.	5.375%	4/15/2028	800	825
Micron Technology Inc.	5.327%	2/6/2029	575	592
Micron Technology Inc.	6.750%	11/1/2029	1,065	1,158
Micron Technology Inc.	4.663%	2/15/2030	300	303
Micron Technology Inc.	5.300%	1/15/2031	975	1,009
Micron Technology Inc.	2.703%	4/15/2032	700	622
Micron Technology Inc.	5.875%	2/9/2033	709	753
Micron Technology Inc.	5.800%	1/15/2035	710	746
Micron Technology Inc.	6.050%	11/1/2035	2,300	2,458
Micron Technology Inc.	3.366%	11/1/2041	500	386
Micron Technology Inc.	3.477%	11/1/2051	500	357
Microsoft Corp.	3.300%	2/6/2027	3,800	3,778
Microsoft Corp.	1.350%	9/15/2030	1,000	886
Microsoft Corp.	3.500%	2/12/2035	1,000	945
Microsoft Corp.	3.450%	8/8/2036	2,750	2,512
Microsoft Corp.	4.100%	2/6/2037	1,075	1,044
Microsoft Corp.	3.700%	8/8/2046	1,424	1,171
Microsoft Corp.	4.500%	6/15/2047	1,125	1,038
Microsoft Corp.	2.525%	6/1/2050	6,171	3,904
Microsoft Corp.	2.500%	9/15/2050	1,400	877
Microsoft Corp.	2.921%	3/17/2052	4,176	2,836
Microsoft Corp.	3.950%	8/8/2056	1,000	809
Microsoft Corp.	2.675%	6/1/2060	5,207	3,114
Microsoft Corp.	3.041%	3/17/2062	1,671	1,086
Moody's Corp.	3.250%	1/15/2028	300	295
Moody's Corp.	2.000%	8/19/2031	2,100	1,846
Moody's Corp.	2.750%	8/19/2041	600	433
Moody's Corp.	5.250%	7/15/2044	600	588
Moody's Corp.	4.875%	12/17/2048	300	275
Moody's Corp.	3.250%	5/20/2050	250	173
Moody's Corp.	3.750%	2/25/2052	500	380
Moody's Corp.	3.100%	11/29/2061	250	160
Motorola Solutions Inc.	4.600%	2/23/2028	700	707
Motorola Solutions Inc.	5.000%	4/15/2029	200	205
Motorola Solutions Inc.	4.600%	5/23/2029	700	708
Motorola Solutions Inc.	4.850%	8/15/2030	475	484
Motorola Solutions Inc.	2.300%	11/15/2030	1,000	904
Motorola Solutions Inc.	2.750%	5/24/2031	500	456
Motorola Solutions Inc.	5.200%	8/15/2032	200	206
Motorola Solutions Inc.	5.550%	8/15/2035	3,725	3,879
Motorola Solutions Inc.	5.500%	9/1/2044	300	299
MSCI Inc.	5.250%	9/1/2035	425	429
NetApp Inc.	2.375%	6/22/2027	400	388
NetApp Inc.	2.700%	6/22/2030	600	555
NetApp Inc.	5.500%	3/17/2032	777	808
NetApp Inc.	5.700%	3/17/2035	695	726
Nokia OYJ	6.625%	5/15/2039	425	447
Nordson Corp.	5.600%	9/15/2028	300	311
Nordson Corp.	4.500%	12/15/2029	500	503
Nordson Corp.	5.800%	9/15/2033	500	533
NVIDIA Corp.	1.550%	6/15/2028	1,000	943
NVIDIA Corp.	2.850%	4/1/2030	1,150	1,099
NVIDIA Corp.	2.000%	6/15/2031	1,350	1,213
NVIDIA Corp.	3.500%	4/1/2050	2,965	2,275
NVIDIA Corp.	3.700%	4/1/2060	350	265
NXP BV	3.150%	5/1/2027	930	916
NXP BV	5.550%	12/1/2028	375	388
NXP BV	4.300%	6/18/2029	750	749
NXP BV	3.400%	5/1/2030	1,100	1,055
NXP BV	2.500%	5/11/2031	900	808
NXP BV	2.650%	2/15/2032	1,917	1,704
NXP BV	3.250%	5/11/2041	900	685
NXP BV	3.125%	2/15/2042	500	369
Oracle Corp.	2.800%	4/1/2027	1,524	1,495
Oracle Corp.	2.300%	3/25/2028	1,000	956
Oracle Corp.	4.800%	8/3/2028	1,350	1,373

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Oracle Corp.	4.200%	9/27/2029	1,617	1,613
	Oracle Corp.	6.150%	11/9/2029	1,075	1,146
	Oracle Corp.	2.950%	4/1/2030	2,950	2,779
	Oracle Corp.	4.450%	9/26/2030	2,436	2,435
	Oracle Corp.	2.875%	3/25/2031	5,021	4,614
	Oracle Corp.	5.250%	2/3/2032	954	983
	Oracle Corp.	4.800%	9/26/2032	2,450	2,454
	Oracle Corp.	4.300%	7/8/2034	1,600	1,529
	Oracle Corp.	4.700%	9/27/2034	1,000	976
	Oracle Corp.	3.900%	5/15/2035	1,375	1,252
	Oracle Corp.	5.500%	8/3/2035	1,524	1,568
	Oracle Corp.	5.200%	9/26/2035	2,451	2,464
	Oracle Corp.	3.850%	7/15/2036	1,180	1,051
	Oracle Corp.	3.800%	11/15/2037	1,484	1,281
	Oracle Corp.	6.125%	7/8/2039	232	245
	Oracle Corp.	3.600%	4/1/2040	2,575	2,067
	Oracle Corp.	5.375%	7/15/2040	3,638	3,567
	Oracle Corp.	3.650%	3/25/2041	2,418	1,930
	Oracle Corp.	4.500%	7/8/2044	985	841
	Oracle Corp.	4.125%	5/15/2045	825	663
	Oracle Corp.	5.875%	9/26/2045	2,500	2,509
	Oracle Corp.	4.000%	7/15/2046	3,200	2,491
	Oracle Corp.	4.000%	11/15/2047	625	483
	Oracle Corp.	3.600%	4/1/2050	3,630	2,556
	Oracle Corp.	3.950%	3/25/2051	1,421	1,057
	Oracle Corp.	6.900%	11/9/2052	1,875	2,088
	Oracle Corp.	5.550%	2/6/2053	2,365	2,232
	Oracle Corp.	5.375%	9/27/2054	1,000	919
	Oracle Corp.	6.000%	8/3/2055	3,345	3,358
	Oracle Corp.	5.950%	9/26/2055	3,360	3,350
	Oracle Corp.	3.850%	4/1/2060	3,610	2,479
	Oracle Corp.	4.100%	3/25/2061	1,270	913
	Oracle Corp.	6.125%	8/3/2065	2,245	2,255
	Oracle Corp.	6.100%	9/26/2065	1,500	1,499
	Paychex Inc.	5.100%	4/15/2030	1,182	1,216
	Paychex Inc.	5.350%	4/15/2032	1,500	1,556
	Paychex Inc.	5.600%	4/15/2035	1,035	1,083
	PayPal Holdings Inc.	2.650%	10/1/2026	900	889
	PayPal Holdings Inc.	3.900%	6/1/2027	2,000	2,000
	PayPal Holdings Inc.	4.450%	3/6/2028	198	200
	PayPal Holdings Inc.	2.850%	10/1/2029	1,000	953
	PayPal Holdings Inc.	2.300%	6/1/2030	900	829
	PayPal Holdings Inc.	5.150%	6/1/2034	1,875	1,932
	PayPal Holdings Inc.	5.100%	4/1/2035	310	317
	PayPal Holdings Inc.	3.250%	6/1/2050	1,000	702
	PayPal Holdings Inc.	5.500%	6/1/2054	1,000	1,001
	PayPal Holdings Inc.	5.250%	6/1/2062	500	475
	Qorvo Inc.	4.375%	10/15/2029	800	785
	QUALCOMM Inc.	3.250%	5/20/2027	1,150	1,140
	QUALCOMM Inc.	1.300%	5/20/2028	964	903
	QUALCOMM Inc.	2.150%	5/20/2030	1,400	1,286
	QUALCOMM Inc.	1.650%	5/20/2032	2,131	1,803
	QUALCOMM Inc.	4.750%	5/20/2032	2,200	2,244
	QUALCOMM Inc.	5.400%	5/20/2033	650	691
	QUALCOMM Inc.	4.800%	5/20/2045	1,325	1,242
	QUALCOMM Inc.	4.300%	5/20/2047	1,475	1,266
	QUALCOMM Inc.	3.250%	5/20/2050	500	353
	QUALCOMM Inc.	4.500%	5/20/2052	400	347
	QUALCOMM Inc.	6.000%	5/20/2053	650	699
	Quanta Services Inc.	4.750%	8/9/2027	1,500	1,517
	Quanta Services Inc.	4.300%	8/9/2028	1,175	1,181
	Quanta Services Inc.	2.900%	10/1/2030	800	747
	Quanta Services Inc.	4.500%	1/15/2031	1,225	1,225
	Quanta Services Inc.	5.250%	8/9/2034	550	563
	Quanta Services Inc.	5.100%	8/9/2035	1,000	1,003
	RELX Capital Inc.	4.000%	3/18/2029	800	796
	RELX Capital Inc.	4.750%	3/27/2030	253	258
	RELX Capital Inc.	3.000%	5/22/2030	500	474
	RELX Capital Inc.	4.750%	5/20/2032	500	509
	RELX Capital Inc.	5.250%	3/27/2035	198	204

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Roper Technologies Inc.	3.800%	12/15/2026	600	598
	Roper Technologies Inc.	1.400%	9/15/2027	500	475
	Roper Technologies Inc.	4.200%	9/15/2028	650	651
	Roper Technologies Inc.	2.950%	9/15/2029	475	453
	Roper Technologies Inc.	2.000%	6/30/2030	525	472
	Roper Technologies Inc.	4.900%	10/15/2034	850	850
	S&P Global Inc.	2.950%	1/22/2027	400	395
	S&P Global Inc.	2.450%	3/1/2027	1,000	980
	S&P Global Inc.	4.750%	8/1/2028	800	815
	S&P Global Inc.	2.700%	3/1/2029	1,100	1,051
	S&P Global Inc.	2.500%	12/1/2029	375	352
	S&P Global Inc.	1.250%	8/15/2030	500	436
	S&P Global Inc.	2.900%	3/1/2032	1,200	1,100
	S&P Global Inc.	3.250%	12/1/2049	550	395
	S&P Global Inc.	3.700%	3/1/2052	900	693
	S&P Global Inc.	2.300%	8/15/2060	1,000	522
	S&P Global Inc.	3.900%	3/1/2062	250	192
	Salesforce Inc.	3.700%	4/11/2028	1,275	1,271
	Salesforce Inc.	1.500%	7/15/2028	965	906
	Salesforce Inc.	1.950%	7/15/2031	600	533
	Salesforce Inc.	2.700%	7/15/2041	1,200	882
	Salesforce Inc.	2.900%	7/15/2051	1,638	1,075
	Salesforce Inc.	3.050%	7/15/2061	880	554
	ServiceNow Inc.	1.400%	9/1/2030	1,200	1,051
	Skyworks Solutions Inc.	3.000%	6/1/2031	500	453
	Synopsys Inc.	4.550%	4/1/2027	252	254
	Synopsys Inc.	4.650%	4/1/2028	336	340
	Synopsys Inc.	4.850%	4/1/2030	306	312
	Synopsys Inc.	5.000%	4/1/2032	483	493
	Synopsys Inc.	5.150%	4/1/2035	5,688	5,781
	Synopsys Inc.	5.700%	4/1/2055	586	591
	TD SYNNEX Corp.	2.375%	8/9/2028	2,500	2,373
	Teledyne FLIR LLC	2.500%	8/1/2030	500	458
	Texas Instruments Inc.	2.900%	11/3/2027	400	393
	Texas Instruments Inc.	4.600%	2/15/2028	500	509
	Texas Instruments Inc.	2.250%	9/4/2029	1,100	1,031
	Texas Instruments Inc.	4.500%	5/23/2030	550	559
	Texas Instruments Inc.	1.900%	9/15/2031	450	397
	Texas Instruments Inc.	4.900%	3/14/2033	800	824
	Texas Instruments Inc.	3.875%	3/15/2039	600	536
	Texas Instruments Inc.	4.150%	5/15/2048	1,225	1,025
	Texas Instruments Inc.	2.700%	9/15/2051	400	250
	Texas Instruments Inc.	5.000%	3/14/2053	1,800	1,693
	Texas Instruments Inc.	5.150%	2/8/2054	750	724
	Texas Instruments Inc.	5.050%	5/18/2063	1,979	1,836
[3]	TR Finance LLC	5.500%	8/15/2035	350	363
[3]	TR Finance LLC	5.850%	4/15/2040	400	416
	TSMC Arizona Corp.	1.750%	10/25/2026	1,150	1,122
	TSMC Arizona Corp.	3.875%	4/22/2027	575	573
	TSMC Arizona Corp.	4.125%	4/22/2029	500	501
	TSMC Arizona Corp.	2.500%	10/25/2031	1,000	908
	TSMC Arizona Corp.	4.250%	4/22/2032	450	452
	TSMC Arizona Corp.	3.125%	10/25/2041	875	712
	TSMC Arizona Corp.	3.250%	10/25/2051	800	612
	TSMC Arizona Corp.	4.500%	4/22/2052	900	852
	Verisk Analytics Inc.	4.125%	3/15/2029	900	898
	Verisk Analytics Inc.	4.500%	8/15/2030	698	700
	Verisk Analytics Inc.	5.250%	6/5/2034	550	567
	Verisk Analytics Inc.	5.250%	3/15/2035	477	486
	Verisk Analytics Inc.	5.125%	2/15/2036	542	547
	Verisk Analytics Inc.	3.625%	5/15/2050	1,200	896
	VMware LLC	4.650%	5/15/2027	450	453
	VMware LLC	3.900%	8/21/2027	1,050	1,046
	VMware LLC	1.800%	8/15/2028	700	656
	VMware LLC	4.700%	5/15/2030	860	871
	VMware LLC	2.200%	8/15/2031	1,400	1,233
	Western Digital Corp.	2.850%	2/1/2029	500	471
	Western Digital Corp.	3.100%	2/1/2032	420	380
	Workday Inc.	3.500%	4/1/2027	1,100	1,090
	Workday Inc.	3.700%	4/1/2029	1,600	1,576

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Workday Inc.	3.800%	4/1/2032	1,800	1,720
	Xilinx Inc.	2.375%	6/1/2030	550	509
					536,229
Utilities (1.0%)
	AEP Texas Inc.	3.950%	6/1/2028	400	397
	AEP Texas Inc.	5.450%	5/15/2029	650	674
	AEP Texas Inc.	5.400%	6/1/2033	1,250	1,285
	AEP Texas Inc.	5.700%	5/15/2034	1,140	1,187
	AEP Texas Inc.	3.800%	10/1/2047	250	187
	AEP Texas Inc.	5.250%	5/15/2052	200	185
	AEP Texas Inc.	5.850%	10/15/2055	703	702
	AEP Transmission Co. LLC	3.100%	12/1/2026	200	198
	AEP Transmission Co. LLC	5.150%	4/1/2034	250	255
	AEP Transmission Co. LLC	4.000%	12/1/2046	325	263
	AEP Transmission Co. LLC	3.750%	12/1/2047	450	349
	AEP Transmission Co. LLC	4.250%	9/15/2048	325	271
	AEP Transmission Co. LLC	3.800%	6/15/2049	270	208
	AEP Transmission Co. LLC	3.150%	9/15/2049	70	48
[3]	AEP Transmission Co. LLC	3.650%	4/1/2050	300	226
[3]	AEP Transmission Co. LLC	2.750%	8/15/2051	250	159
[3]	AEP Transmission Co. LLC	4.500%	6/15/2052	500	432
	AEP Transmission Co. LLC	5.400%	3/15/2053	250	248
	AES Corp.	5.450%	6/1/2028	575	589
	AES Corp.	2.450%	1/15/2031	800	717
	AES Corp.	5.800%	3/15/2032	1,161	1,200
	Alabama Power Co.	3.750%	9/1/2027	200	200
[3]	Alabama Power Co.	1.450%	9/15/2030	500	438
[3]	Alabama Power Co.	4.300%	3/15/2031	325	325
	Alabama Power Co.	3.050%	3/15/2032	600	554
	Alabama Power Co.	3.940%	9/1/2032	500	485
	Alabama Power Co.	5.100%	4/2/2035	160	163
	Alabama Power Co.	6.000%	3/1/2039	100	108
	Alabama Power Co.	3.850%	12/1/2042	125	103
	Alabama Power Co.	4.150%	8/15/2044	550	467
	Alabama Power Co.	3.750%	3/1/2045	570	456
	Alabama Power Co.	4.300%	1/2/2046	300	257
[3]	Alabama Power Co.	3.700%	12/1/2047	325	252
	Alabama Power Co.	3.450%	10/1/2049	475	347
	Alabama Power Co.	3.125%	7/15/2051	1,800	1,222
	Alabama Power Co.	3.000%	3/15/2052	575	381
	Alliant Energy Corp.	5.750%	4/1/2056	286	286
	Ameren Corp.	5.700%	12/1/2026	230	234
	Ameren Corp.	1.950%	3/15/2027	500	485
	Ameren Corp.	1.750%	3/15/2028	500	472
	Ameren Corp.	5.000%	1/15/2029	575	588
	Ameren Corp.	3.500%	1/15/2031	1,180	1,127
	Ameren Corp.	5.375%	3/15/2035	758	778
	Ameren Illinois Co.	3.800%	5/15/2028	350	349
	Ameren Illinois Co.	1.550%	11/15/2030	500	438
	Ameren Illinois Co.	3.850%	9/1/2032	190	183
	Ameren Illinois Co.	4.150%	3/15/2046	475	400
	Ameren Illinois Co.	3.700%	12/1/2047	350	273
	Ameren Illinois Co.	3.250%	3/15/2050	240	168
	Ameren Illinois Co.	2.900%	6/15/2051	500	323
	Ameren Illinois Co.	5.900%	12/1/2052	500	524
	Ameren Illinois Co.	5.550%	7/1/2054	275	278
	Ameren Illinois Co.	5.625%	3/1/2055	838	854
	American Electric Power Co. Inc.	5.750%	11/1/2027	500	516
[3]	American Electric Power Co. Inc.	4.300%	12/1/2028	500	502
	American Electric Power Co. Inc.	5.200%	1/15/2029	600	619
	American Electric Power Co. Inc.	6.950%	12/15/2054	750	813
[3]	American Electric Power Co. Inc.	7.050%	12/15/2054	900	941
[3]	American Electric Power Co. Inc.	5.800%	3/15/2056	616	614
[3]	American Electric Power Co. Inc.	6.050%	3/15/2056	366	367
	American Water Capital Corp.	2.950%	9/1/2027	1,225	1,202
	American Water Capital Corp.	3.450%	6/1/2029	1,250	1,221
	American Water Capital Corp.	2.800%	5/1/2030	200	188
	American Water Capital Corp.	2.300%	6/1/2031	300	269
	American Water Capital Corp.	4.450%	6/1/2032	700	699

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Water Capital Corp.	5.150%	3/1/2034	550	567
	American Water Capital Corp.	5.250%	3/1/2035	757	777
	American Water Capital Corp.	6.593%	10/15/2037	700	795
	American Water Capital Corp.	4.300%	9/1/2045	500	435
	American Water Capital Corp.	3.750%	9/1/2047	475	369
	American Water Capital Corp.	4.200%	9/1/2048	450	373
	American Water Capital Corp.	3.250%	6/1/2051	500	345
	American Water Capital Corp.	5.700%	9/1/2055	417	423
[3]	Appalachian Power Co.	2.700%	4/1/2031	417	380
[3]	Appalachian Power Co.	4.500%	8/1/2032	692	685
	Appalachian Power Co.	5.650%	4/1/2034	400	418
	Appalachian Power Co.	7.000%	4/1/2038	460	521
	Appalachian Power Co.	4.400%	5/15/2044	575	486
[3]	Appalachian Power Co.	4.500%	3/1/2049	148	124
[3]	Appalachian Power Co.	3.700%	5/1/2050	300	219
	Arizona Public Service Co.	2.950%	9/15/2027	300	294
	Arizona Public Service Co.	2.600%	8/15/2029	500	469
	Arizona Public Service Co.	6.350%	12/15/2032	300	328
	Arizona Public Service Co.	5.700%	8/15/2034	1,125	1,179
	Arizona Public Service Co.	5.050%	9/1/2041	525	497
	Arizona Public Service Co.	4.500%	4/1/2042	325	286
	Arizona Public Service Co.	4.350%	11/15/2045	350	295
	Arizona Public Service Co.	3.750%	5/15/2046	395	305
	Arizona Public Service Co.	3.350%	5/15/2050	500	351
	Arizona Public Service Co.	5.900%	8/15/2055	850	872
	Atlantic City Electric Co.	2.300%	3/15/2031	500	449
	Atmos Energy Corp.	3.000%	6/15/2027	375	370
	Atmos Energy Corp.	2.625%	9/15/2029	350	331
	Atmos Energy Corp.	1.500%	1/15/2031	1,000	869
	Atmos Energy Corp.	5.450%	10/15/2032	250	264
	Atmos Energy Corp.	5.900%	11/15/2033	650	705
[3]	Atmos Energy Corp.	5.200%	8/15/2035	350	358
	Atmos Energy Corp.	5.500%	6/15/2041	600	619
	Atmos Energy Corp.	4.150%	1/15/2043	75	64
	Atmos Energy Corp.	4.125%	10/15/2044	950	812
	Atmos Energy Corp.	4.125%	3/15/2049	838	686
	Atmos Energy Corp.	3.375%	9/15/2049	720	519
	Atmos Energy Corp.	2.850%	2/15/2052	650	412
	Atmos Energy Corp.	5.750%	10/15/2052	500	514
	Atmos Energy Corp.	6.200%	11/15/2053	400	439
	Atmos Energy Corp.	5.000%	12/15/2054	450	420
[6]	Atmos Energy Corp.	5.450%	1/15/2056	395	391
	Avangrid Inc.	3.800%	6/1/2029	600	589
	Avista Corp.	4.350%	6/1/2048	300	252
	Avista Corp.	4.000%	4/1/2052	346	269
	Baltimore Gas & Electric Co.	2.250%	6/15/2031	1,050	941
[3]	Baltimore Gas & Electric Co.	5.300%	6/1/2034	350	364
	Baltimore Gas & Electric Co.	5.450%	6/1/2035	1,375	1,429
	Baltimore Gas & Electric Co.	6.350%	10/1/2036	725	809
[3]	Baltimore Gas & Electric Co.	3.750%	8/15/2047	250	194
	Baltimore Gas & Electric Co.	2.900%	6/15/2050	300	195
	Baltimore Gas & Electric Co.	4.550%	6/1/2052	1,000	867
	Baltimore Gas & Electric Co.	5.400%	6/1/2053	625	613
[3]	Baltimore Gas & Electric Co.	5.650%	6/1/2054	300	306
	Berkshire Hathaway Energy Co.	3.250%	4/15/2028	250	246
	Berkshire Hathaway Energy Co.	3.700%	7/15/2030	1,000	980
	Berkshire Hathaway Energy Co.	1.650%	5/15/2031	1,250	1,082
	Berkshire Hathaway Energy Co.	6.125%	4/1/2036	1,000	1,088
	Berkshire Hathaway Energy Co.	5.150%	11/15/2043	639	621
	Berkshire Hathaway Energy Co.	4.500%	2/1/2045	705	622
	Berkshire Hathaway Energy Co.	3.800%	7/15/2048	250	193
	Berkshire Hathaway Energy Co.	4.450%	1/15/2049	350	298
	Berkshire Hathaway Energy Co.	4.250%	10/15/2050	1,750	1,431
	Berkshire Hathaway Energy Co.	2.850%	5/15/2051	1,000	634
	Berkshire Hathaway Energy Co.	4.600%	5/1/2053	400	344
	Black Hills Corp.	3.150%	1/15/2027	325	321
	Black Hills Corp.	5.950%	3/15/2028	500	519
	Black Hills Corp.	3.050%	10/15/2029	170	162
[6]	Black Hills Corp.	4.550%	1/31/2031	250	250
	Black Hills Corp.	4.350%	5/1/2033	350	338

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Black Hills Corp.	6.150%	5/15/2034	1,000	1,068
	Black Hills Corp.	6.000%	1/15/2035	900	958
	Black Hills Corp.	4.200%	9/15/2046	250	201
	CenterPoint Energy Houston Electric LLC	5.200%	10/1/2028	950	980
	CenterPoint Energy Houston Electric LLC	4.800%	3/15/2030	378	387
[3]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/2031	500	450
[3]	CenterPoint Energy Houston Electric LLC	3.000%	3/1/2032	500	457
	CenterPoint Energy Houston Electric LLC	4.950%	4/1/2033	500	509
	CenterPoint Energy Houston Electric LLC	5.150%	3/1/2034	300	307
	CenterPoint Energy Houston Electric LLC	5.050%	3/1/2035	300	303
[3]	CenterPoint Energy Houston Electric LLC	4.950%	8/15/2035	773	770
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/2042	496	394
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/2048	125	101
[3]	CenterPoint Energy Houston Electric LLC	4.250%	2/1/2049	600	503
[3]	CenterPoint Energy Houston Electric LLC	2.900%	7/1/2050	200	131
[3]	CenterPoint Energy Houston Electric LLC	3.350%	4/1/2051	700	499
[3]	CenterPoint Energy Houston Electric LLC	3.600%	3/1/2052	250	186
[3]	CenterPoint Energy Houston Electric LLC	4.850%	10/1/2052	262	239
	CenterPoint Energy Houston Electric LLC	5.300%	4/1/2053	500	489
	CenterPoint Energy Inc.	5.400%	6/1/2029	1,394	1,443
	CenterPoint Energy Inc.	2.950%	3/1/2030	327	308
	CenterPoint Energy Inc.	2.650%	6/1/2031	500	453
[3]	CenterPoint Energy Inc.	7.000%	2/15/2055	300	314
[6]	CenterPoint Energy Inc.	5.950%	4/1/2056	457	457
	CenterPoint Energy Resources Corp.	5.250%	3/1/2028	500	513
	CenterPoint Energy Resources Corp.	4.000%	4/1/2028	450	448
	CenterPoint Energy Resources Corp.	1.750%	10/1/2030	300	266
	CenterPoint Energy Resources Corp.	4.400%	7/1/2032	500	494
	CenterPoint Energy Resources Corp.	5.400%	3/1/2033	43	44
	CenterPoint Energy Resources Corp.	5.400%	7/1/2034	275	284
	CenterPoint Energy Resources Corp.	5.850%	1/15/2041	375	387
	Cleco Corporate Holdings LLC	4.973%	5/1/2046	275	241
	Cleveland Electric Illuminating Co.	5.950%	12/15/2036	325	345
	CMS Energy Corp.	3.450%	8/15/2027	300	296
	CMS Energy Corp.	4.875%	3/1/2044	275	249
[3]	CMS Energy Corp.	4.750%	6/1/2050	400	390
	CMS Energy Corp.	6.500%	6/1/2055	814	846
[3]	Commonwealth Edison Co.	2.950%	8/15/2027	275	270
	Commonwealth Edison Co.	3.700%	8/15/2028	300	298
[3]	Commonwealth Edison Co.	3.150%	3/15/2032	300	277
	Commonwealth Edison Co.	4.900%	2/1/2033	300	306
	Commonwealth Edison Co.	5.300%	6/1/2034	475	496
	Commonwealth Edison Co.	5.900%	3/15/2036	500	537
	Commonwealth Edison Co.	6.450%	1/15/2038	384	428
	Commonwealth Edison Co.	4.700%	1/15/2044	825	754
	Commonwealth Edison Co.	3.700%	3/1/2045	625	494
	Commonwealth Edison Co.	4.350%	11/15/2045	900	775
	Commonwealth Edison Co.	3.650%	6/15/2046	500	387
[3]	Commonwealth Edison Co.	3.750%	8/15/2047	500	389
	Commonwealth Edison Co.	4.000%	3/1/2048	775	628
	Commonwealth Edison Co.	4.000%	3/1/2049	700	559
[3]	Commonwealth Edison Co.	3.200%	11/15/2049	250	174
	Commonwealth Edison Co.	3.000%	3/1/2050	500	332
[3]	Commonwealth Edison Co.	2.750%	9/1/2051	300	186
[3]	Commonwealth Edison Co.	3.850%	3/15/2052	384	295
	Commonwealth Edison Co.	5.300%	2/1/2053	500	485
	Commonwealth Edison Co.	5.650%	6/1/2054	100	102
	Commonwealth Edison Co.	5.950%	6/1/2055	1,430	1,523
[3]	Connecticut Light & Power Co.	3.200%	3/15/2027	250	247
	Connecticut Light & Power Co.	4.950%	1/15/2030	900	926
	Connecticut Light & Power Co.	4.950%	8/15/2034	100	101
	Connecticut Light & Power Co.	4.300%	4/15/2044	375	327
[3]	Connecticut Light & Power Co.	4.150%	6/1/2045	75	63
	Connecticut Light & Power Co.	4.000%	4/1/2048	625	505
	Consolidated Edison Co. of New York Inc.	2.400%	6/15/2031	1,000	908
	Consolidated Edison Co. of New York Inc.	5.200%	3/1/2033	362	376
	Consolidated Edison Co. of New York Inc.	5.500%	3/15/2034	600	631
	Consolidated Edison Co. of New York Inc.	5.375%	5/15/2034	150	156
[3]	Consolidated Edison Co. of New York Inc.	5.300%	3/1/2035	300	309
	Consolidated Edison Co. of New York Inc.	5.125%	3/15/2035	750	770

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Consolidated Edison Co. of New York Inc.	5.850%	3/15/2036	860	919
[3]	Consolidated Edison Co. of New York Inc.	6.200%	6/15/2036	300	328
[3]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/2038	400	459
[3]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/2039	600	616
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/2040	950	984
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/2043	550	457
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/2044	610	538
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/2045	475	418
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/2046	1,140	914
[3]	Consolidated Edison Co. of New York Inc.	3.875%	6/15/2047	750	592
[3]	Consolidated Edison Co. of New York Inc.	4.650%	12/1/2048	600	532
[3]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/2050	1,800	1,433
	Consolidated Edison Co. of New York Inc.	6.150%	11/15/2052	600	646
	Consolidated Edison Co. of New York Inc.	5.900%	11/15/2053	600	627
	Consolidated Edison Co. of New York Inc.	5.700%	5/15/2054	500	512
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/2054	500	430
	Consolidated Edison Co. of New York Inc.	5.500%	3/15/2055	1,550	1,535
[3]	Consolidated Edison Co. of New York Inc.	4.300%	12/1/2056	275	222
[3]	Consolidated Edison Co. of New York Inc.	4.000%	11/15/2057	425	326
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/2058	500	417
	Consolidated Edison Co. of New York Inc.	3.700%	11/15/2059	350	251
	Constellation Energy Generation LLC	5.600%	3/1/2028	219	226
	Constellation Energy Generation LLC	5.800%	3/1/2033	263	281
	Constellation Energy Generation LLC	6.125%	1/15/2034	500	544
	Constellation Energy Generation LLC	6.250%	10/1/2039	767	832
	Constellation Energy Generation LLC	5.750%	10/1/2041	325	333
	Constellation Energy Generation LLC	5.600%	6/15/2042	688	697
	Constellation Energy Generation LLC	6.500%	10/1/2053	575	639
	Constellation Energy Generation LLC	5.750%	3/15/2054	750	761
	Consumers Energy Co.	4.650%	3/1/2028	500	507
	Consumers Energy Co.	3.800%	11/15/2028	250	249
	Consumers Energy Co.	4.900%	2/15/2029	500	513
	Consumers Energy Co.	4.600%	5/30/2029	500	508
	Consumers Energy Co.	4.700%	1/15/2030	300	306
	Consumers Energy Co.	4.500%	1/15/2031	150	151
	Consumers Energy Co.	3.600%	8/15/2032	88	83
	Consumers Energy Co.	4.625%	5/15/2033	259	259
	Consumers Energy Co.	5.050%	5/15/2035	600	610
	Consumers Energy Co.	3.950%	5/15/2043	600	501
	Consumers Energy Co.	3.250%	8/15/2046	550	407
	Consumers Energy Co.	3.950%	7/15/2047	500	406
	Consumers Energy Co.	4.050%	5/15/2048	500	412
	Consumers Energy Co.	4.350%	4/15/2049	530	454
	Consumers Energy Co.	3.100%	8/15/2050	567	389
	Consumers Energy Co.	3.500%	8/1/2051	350	260
	Consumers Energy Co.	2.650%	8/15/2052	287	181
	Consumers Energy Co.	4.200%	9/1/2052	392	324
[8]	Dayton Power & Light Co.	4.550%	8/15/2030	570	569
	Delmarva Power & Light Co.	4.150%	5/15/2045	600	508
	Dominion Energy Inc.	4.600%	5/15/2028	300	303
	Dominion Energy Inc.	4.250%	6/1/2028	200	200
[3]	Dominion Energy Inc.	3.375%	4/1/2030	2,300	2,210
	Dominion Energy Inc.	5.000%	6/15/2030	375	385
[3]	Dominion Energy Inc.	2.250%	8/15/2031	920	814
[3]	Dominion Energy Inc.	4.350%	8/15/2032	324	318
	Dominion Energy Inc.	5.375%	11/15/2032	725	754
[3]	Dominion Energy Inc.	6.300%	3/15/2033	500	540
[3]	Dominion Energy Inc.	5.250%	8/1/2033	1,250	1,283
	Dominion Energy Inc.	5.450%	3/15/2035	508	521
[3]	Dominion Energy Inc.	5.950%	6/15/2035	600	639
	Dominion Energy Inc.	7.000%	6/15/2038	300	343
[3]	Dominion Energy Inc.	3.300%	4/15/2041	500	381
[3]	Dominion Energy Inc.	4.900%	8/1/2041	890	824
[3]	Dominion Energy Inc.	4.050%	9/15/2042	400	329
[3]	Dominion Energy Inc.	4.600%	3/15/2049	500	423
[3]	Dominion Energy Inc.	4.850%	8/15/2052	500	435
[3]	Dominion Energy Inc.	7.000%	6/1/2054	500	543
	Dominion Energy Inc.	6.625%	5/15/2055	850	882
[3]	Dominion Energy Inc.	6.000%	2/15/2056	700	705
	Dominion Energy Inc.	6.200%	2/15/2056	1,075	1,083

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Dominion Energy South Carolina Inc.	2.300%	12/1/2031	250	221
	Dominion Energy South Carolina Inc.	6.625%	2/1/2032	1,625	1,813
[3]	Dominion Energy South Carolina Inc.	5.300%	1/15/2035	200	207
	Dominion Energy South Carolina Inc.	6.050%	1/15/2038	750	809
	Dominion Energy South Carolina Inc.	5.450%	2/1/2041	250	254
	Dominion Energy South Carolina Inc.	4.600%	6/15/2043	341	309
	Dominion Energy South Carolina Inc.	5.100%	6/1/2065	425	387
	DTE Electric Co.	4.250%	5/14/2027	75	75
[3]	DTE Electric Co.	1.900%	4/1/2028	500	475
	DTE Electric Co.	2.250%	3/1/2030	1,250	1,153
[3]	DTE Electric Co.	2.625%	3/1/2031	400	367
	DTE Electric Co.	5.200%	4/1/2033	500	519
	DTE Electric Co.	5.200%	3/1/2034	450	466
	DTE Electric Co.	5.250%	5/15/2035	300	309
[3]	DTE Electric Co.	4.000%	4/1/2043	300	252
	DTE Electric Co.	3.700%	3/15/2045	200	158
	DTE Electric Co.	3.750%	8/15/2047	450	351
[3]	DTE Electric Co.	4.050%	5/15/2048	2,000	1,649
	DTE Electric Co.	3.950%	3/1/2049	500	402
[3]	DTE Electric Co.	3.250%	4/1/2051	500	351
	DTE Electric Co.	5.400%	4/1/2053	250	247
	DTE Electric Co.	5.850%	5/15/2055	1,650	1,734
	DTE Energy Co.	2.850%	10/1/2026	3,094	3,055
	DTE Energy Co.	4.950%	7/1/2027	300	304
	DTE Energy Co.	4.875%	6/1/2028	975	992
	DTE Energy Co.	5.100%	3/1/2029	1,500	1,538
[3]	DTE Energy Co.	3.400%	6/15/2029	140	135
	DTE Energy Co.	2.950%	3/1/2030	235	221
	DTE Energy Co.	5.200%	4/1/2030	493	508
	DTE Energy Co.	5.850%	6/1/2034	1,556	1,655
	DTE Energy Co.	5.050%	10/1/2035	983	977
	Duke Energy Carolinas LLC	3.950%	11/15/2028	2,000	2,000
[3]	Duke Energy Carolinas LLC	6.000%	12/1/2028	300	316
	Duke Energy Carolinas LLC	2.450%	8/15/2029	75	71
	Duke Energy Carolinas LLC	2.450%	2/1/2030	400	373
	Duke Energy Carolinas LLC	4.850%	3/15/2030	425	437
	Duke Energy Carolinas LLC	2.550%	4/15/2031	500	458
	Duke Energy Carolinas LLC	2.850%	3/15/2032	500	456
	Duke Energy Carolinas LLC	4.950%	1/15/2033	1,275	1,312
	Duke Energy Carolinas LLC	4.850%	1/15/2034	575	582
[3]	Duke Energy Carolinas LLC	5.250%	3/15/2035	500	517
	Duke Energy Carolinas LLC	6.100%	6/1/2037	425	458
	Duke Energy Carolinas LLC	6.000%	1/15/2038	325	352
	Duke Energy Carolinas LLC	6.050%	4/15/2038	525	569
	Duke Energy Carolinas LLC	5.300%	2/15/2040	710	721
	Duke Energy Carolinas LLC	4.250%	12/15/2041	1,000	883
	Duke Energy Carolinas LLC	4.000%	9/30/2042	675	573
	Duke Energy Carolinas LLC	3.875%	3/15/2046	500	403
	Duke Energy Carolinas LLC	3.700%	12/1/2047	425	326
	Duke Energy Carolinas LLC	3.950%	3/15/2048	400	320
	Duke Energy Carolinas LLC	3.200%	8/15/2049	750	524
	Duke Energy Carolinas LLC	3.450%	4/15/2051	500	361
	Duke Energy Carolinas LLC	5.400%	1/15/2054	2,550	2,532
	Duke Energy Corp.	4.850%	1/5/2027	400	404
	Duke Energy Corp.	5.000%	12/8/2027	500	509
	Duke Energy Corp.	4.300%	3/15/2028	500	502
	Duke Energy Corp.	2.450%	6/1/2030	950	875
	Duke Energy Corp.	2.550%	6/15/2031	625	565
	Duke Energy Corp.	4.500%	8/15/2032	1,000	994
	Duke Energy Corp.	5.750%	9/15/2033	500	531
	Duke Energy Corp.	5.450%	6/15/2034	400	416
	Duke Energy Corp.	4.950%	9/15/2035	458	455
	Duke Energy Corp.	3.300%	6/15/2041	200	154
	Duke Energy Corp.	4.800%	12/15/2045	700	624
	Duke Energy Corp.	3.750%	9/1/2046	906	695
	Duke Energy Corp.	4.200%	6/15/2049	1,200	961
	Duke Energy Corp.	3.500%	6/15/2051	600	423
	Duke Energy Corp.	5.000%	8/15/2052	767	691
	Duke Energy Corp.	6.100%	9/15/2053	1,100	1,158
	Duke Energy Corp.	5.800%	6/15/2054	475	480

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duke Energy Corp.	6.450%	9/1/2054	550	581
	Duke Energy Corp.	3.250%	1/15/2082	500	482
	Duke Energy Florida LLC	3.200%	1/15/2027	1,250	1,239
	Duke Energy Florida LLC	3.800%	7/15/2028	425	423
	Duke Energy Florida LLC	2.500%	12/1/2029	2,150	2,023
	Duke Energy Florida LLC	1.750%	6/15/2030	1,700	1,523
	Duke Energy Florida LLC	2.400%	12/15/2031	600	539
	Duke Energy Florida LLC	5.875%	11/15/2033	500	540
	Duke Energy Florida LLC	6.350%	9/15/2037	426	474
	Duke Energy Florida LLC	6.400%	6/15/2038	800	898
	Duke Energy Florida LLC	3.400%	10/1/2046	500	370
	Duke Energy Florida LLC	4.200%	7/15/2048	425	349
	Duke Energy Florida LLC	3.000%	12/15/2051	500	327
	Duke Energy Florida LLC	5.950%	11/15/2052	500	527
	Duke Energy Florida LLC	6.200%	11/15/2053	1,250	1,367
[3]	Duke Energy Florida Project Finance LLC	2.538%	9/1/2029	235	226
	Duke Energy Indiana LLC	5.250%	3/1/2034	150	155
	Duke Energy Indiana LLC	6.120%	10/15/2035	1,175	1,285
[3]	Duke Energy Indiana LLC	4.900%	7/15/2043	250	234
	Duke Energy Indiana LLC	3.750%	5/15/2046	875	689
	Duke Energy Indiana LLC	2.750%	4/1/2050	775	492
	Duke Energy Indiana LLC	5.900%	5/15/2055	50	52
	Duke Energy Ohio Inc.	2.125%	6/1/2030	200	183
	Duke Energy Ohio Inc.	5.250%	4/1/2033	500	519
	Duke Energy Ohio Inc.	5.300%	6/15/2035	200	206
	Duke Energy Ohio Inc.	3.700%	6/15/2046	650	504
	Duke Energy Ohio Inc.	4.300%	2/1/2049	341	285
	Duke Energy Ohio Inc.	5.650%	4/1/2053	500	504
	Duke Energy Ohio Inc.	5.550%	3/15/2054	700	701
	Duke Energy Progress LLC	4.350%	3/6/2027	337	340
	Duke Energy Progress LLC	3.700%	9/1/2028	425	422
	Duke Energy Progress LLC	3.450%	3/15/2029	900	882
	Duke Energy Progress LLC	2.000%	8/15/2031	500	440
	Duke Energy Progress LLC	3.400%	4/1/2032	500	472
	Duke Energy Progress LLC	5.250%	3/15/2033	1,025	1,066
	Duke Energy Progress LLC	5.100%	3/15/2034	500	515
	Duke Energy Progress LLC	5.050%	3/15/2035	502	511
	Duke Energy Progress LLC	6.300%	4/1/2038	300	331
	Duke Energy Progress LLC	4.375%	3/30/2044	525	457
	Duke Energy Progress LLC	4.150%	12/1/2044	100	85
	Duke Energy Progress LLC	4.200%	8/15/2045	625	530
	Duke Energy Progress LLC	3.700%	10/15/2046	375	291
	Duke Energy Progress LLC	2.500%	8/15/2050	550	329
	Duke Energy Progress LLC	2.900%	8/15/2051	550	352
	Duke Energy Progress LLC	4.000%	4/1/2052	400	316
	Duke Energy Progress LLC	5.350%	3/15/2053	375	365
	Duke Energy Progress LLC	5.550%	3/15/2055	767	770
[3]	Duke Energy Progress NC Storm Funding LLC	1.295%	7/1/2028	140	134
[3]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/2037	375	320
[3]	Duke Energy Progress NC Storm Funding LLC	2.799%	7/1/2041	300	230
	Edison International	5.750%	6/15/2027	100	101
	Edison International	5.250%	11/15/2028	750	756
	Edison International	5.450%	6/15/2029	500	504
	Edison International	6.950%	11/15/2029	750	796
	Edison International	5.250%	3/15/2032	600	595
	El Paso Electric Co.	6.000%	5/15/2035	175	182
	El Paso Electric Co.	5.000%	12/1/2044	250	221
	Emera US Finance LP	4.750%	6/15/2046	1,160	1,001
	Enel Americas SA	4.000%	10/25/2026	700	699
	Enel Chile SA	4.875%	6/12/2028	600	610
	Entergy Arkansas LLC	5.150%	1/15/2033	500	517
	Entergy Arkansas LLC	5.450%	6/1/2034	475	497
	Entergy Arkansas LLC	4.200%	4/1/2049	500	409
	Entergy Arkansas LLC	3.350%	6/15/2052	800	555
	Entergy Arkansas LLC	5.750%	6/1/2054	250	256
	Entergy Corp.	1.900%	6/15/2028	500	471
	Entergy Corp.	2.800%	6/15/2030	500	466
	Entergy Corp.	2.400%	6/15/2031	500	447
	Entergy Corp.	3.750%	6/15/2050	1,261	928
	Entergy Louisiana LLC	3.120%	9/1/2027	350	345

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Entergy Louisiana LLC	3.250%	4/1/2028	300	295
	Entergy Louisiana LLC	3.050%	6/1/2031	375	352
	Entergy Louisiana LLC	2.350%	6/15/2032	500	439
	Entergy Louisiana LLC	4.000%	3/15/2033	725	696
	Entergy Louisiana LLC	5.350%	3/15/2034	250	259
	Entergy Louisiana LLC	5.150%	9/15/2034	400	409
	Entergy Louisiana LLC	3.100%	6/15/2041	500	380
	Entergy Louisiana LLC	4.950%	1/15/2045	400	369
	Entergy Louisiana LLC	4.200%	9/1/2048	1,150	945
	Entergy Louisiana LLC	4.200%	4/1/2050	500	406
	Entergy Louisiana LLC	2.900%	3/15/2051	700	449
	Entergy Louisiana LLC	4.750%	9/15/2052	500	444
	Entergy Louisiana LLC	5.700%	3/15/2054	1,500	1,514
	Entergy Louisiana LLC	5.800%	3/15/2055	700	718
	Entergy Mississippi LLC	2.850%	6/1/2028	750	728
	Entergy Mississippi LLC	3.850%	6/1/2049	250	194
	Entergy Mississippi LLC	5.850%	6/1/2054	500	512
	Entergy Mississippi LLC	5.800%	4/15/2055	488	500
	Entergy Texas Inc.	4.000%	3/30/2029	300	298
	Entergy Texas Inc.	1.750%	3/15/2031	500	437
	Entergy Texas Inc.	5.250%	4/15/2035	175	179
	Entergy Texas Inc.	3.550%	9/30/2049	905	656
	Entergy Texas Inc.	5.800%	9/1/2053	500	507
	Entergy Texas Inc.	5.550%	9/15/2054	250	246
	Essential Utilities Inc.	4.800%	8/15/2027	750	758
	Essential Utilities Inc.	3.566%	5/1/2029	1,275	1,242
	Essential Utilities Inc.	2.704%	4/15/2030	400	372
	Essential Utilities Inc.	5.375%	1/15/2034	500	512
	Essential Utilities Inc.	4.276%	5/1/2049	435	349
	Essential Utilities Inc.	3.351%	4/15/2050	600	409
	Essential Utilities Inc.	5.300%	5/1/2052	500	465
	Evergy Kansas Central Inc.	3.100%	4/1/2027	425	420
	Evergy Kansas Central Inc.	5.250%	3/15/2035	194	198
	Evergy Kansas Central Inc.	4.125%	3/1/2042	1,425	1,218
	Evergy Kansas Central Inc.	4.100%	4/1/2043	325	272
	Evergy Kansas Central Inc.	4.250%	12/1/2045	100	84
	Evergy Kansas Central Inc.	3.250%	9/1/2049	1,000	688
[3]	Evergy Metro Inc.	2.250%	6/1/2030	300	275
	Evergy Metro Inc.	4.950%	4/15/2033	510	518
	Evergy Metro Inc.	5.400%	4/1/2034	750	779
	Evergy Metro Inc.	5.125%	8/15/2035	750	759
	Evergy Metro Inc.	5.300%	10/1/2041	480	474
	Evergy Metro Inc.	4.200%	6/15/2047	225	186
[8]	Evergy Missouri West Inc.	5.650%	6/1/2034	400	413
	Eversource Energy	5.000%	1/1/2027	333	336
[3]	Eversource Energy	3.300%	1/15/2028	200	196
	Eversource Energy	5.450%	3/1/2028	500	514
[3]	Eversource Energy	4.250%	4/1/2029	325	324
[3]	Eversource Energy	1.650%	8/15/2030	1,300	1,142
	Eversource Energy	2.550%	3/15/2031	300	270
	Eversource Energy	5.850%	4/15/2031	1,000	1,060
	Eversource Energy	3.375%	3/1/2032	564	522
	Eversource Energy	5.125%	5/15/2033	1,000	1,014
	Eversource Energy	5.950%	7/15/2034	1,450	1,539
	Eversource Energy	3.450%	1/15/2050	500	361
	Exelon Corp.	2.750%	3/15/2027	500	490
	Exelon Corp.	5.150%	3/15/2028	625	639
	Exelon Corp.	5.150%	3/15/2029	250	257
	Exelon Corp.	4.050%	4/15/2030	725	717
	Exelon Corp.	5.125%	3/15/2031	415	428
	Exelon Corp.	3.350%	3/15/2032	90	84
	Exelon Corp.	5.450%	3/15/2034	350	364
[3]	Exelon Corp.	4.950%	6/15/2035	284	281
	Exelon Corp.	5.625%	6/15/2035	415	433
	Exelon Corp.	5.600%	3/15/2053	2,625	2,570
	Exelon Corp.	5.875%	3/15/2055	404	412
	Exelon Corp.	6.500%	3/15/2055	370	387
[3]	FirstEnergy Corp.	3.900%	7/15/2027	750	746
	FirstEnergy Corp.	2.650%	3/1/2030	99	92
[3]	FirstEnergy Corp.	2.250%	9/1/2030	350	315

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	FirstEnergy Corp.	4.850%	7/15/2047	750	664
	FirstEnergy Transmission LLC	4.550%	1/15/2030	300	302
[8]	FirstEnergy Transmission LLC	4.750%	1/15/2033	300	299
	FirstEnergy Transmission LLC	5.000%	1/15/2035	300	300
	Florida Power & Light Co.	4.400%	5/15/2028	675	682
	Florida Power & Light Co.	5.150%	6/15/2029	500	519
	Florida Power & Light Co.	4.625%	5/15/2030	675	687
	Florida Power & Light Co.	2.450%	2/3/2032	700	629
	Florida Power & Light Co.	5.100%	4/1/2033	800	828
	Florida Power & Light Co.	4.800%	5/15/2033	675	687
	Florida Power & Light Co.	5.625%	4/1/2034	225	240
	Florida Power & Light Co.	5.300%	6/15/2034	734	766
	Florida Power & Light Co.	4.950%	6/1/2035	50	51
	Florida Power & Light Co.	5.650%	2/1/2037	425	451
	Florida Power & Light Co.	5.950%	2/1/2038	175	190
	Florida Power & Light Co.	5.960%	4/1/2039	225	243
	Florida Power & Light Co.	4.125%	2/1/2042	1,025	893
	Florida Power & Light Co.	4.050%	6/1/2042	475	410
	Florida Power & Light Co.	3.800%	12/15/2042	500	414
	Florida Power & Light Co.	3.700%	12/1/2047	550	429
	Florida Power & Light Co.	3.950%	3/1/2048	800	650
	Florida Power & Light Co.	3.150%	10/1/2049	1,190	829
	Florida Power & Light Co.	2.875%	12/4/2051	2,500	1,618
	Florida Power & Light Co.	5.600%	6/15/2054	675	690
	Florida Power & Light Co.	5.800%	3/15/2065	187	197
	Fortis Inc.	3.055%	10/4/2026	647	640
	Georgia Power Co.	5.004%	2/23/2027	1,150	1,166
	Georgia Power Co.	3.250%	3/30/2027	550	544
	Georgia Power Co.	4.650%	5/16/2028	2,150	2,183
	Georgia Power Co.	4.000%	10/1/2028	500	500
[3]	Georgia Power Co.	2.650%	9/15/2029	438	415
	Georgia Power Co.	4.550%	3/15/2030	650	660
	Georgia Power Co.	4.850%	3/15/2031	659	676
	Georgia Power Co.	4.950%	5/17/2033	1,725	1,759
	Georgia Power Co.	5.250%	3/15/2034	1,750	1,805
	Georgia Power Co.	5.200%	3/15/2035	659	676
[3]	Georgia Power Co.	4.750%	9/1/2040	625	597
	Georgia Power Co.	4.300%	3/15/2042	575	508
	Georgia Power Co.	4.300%	3/15/2043	250	219
[3]	Georgia Power Co.	3.250%	3/15/2051	500	349
	Georgia Power Co.	5.125%	5/15/2052	603	575
	Georgia Power Co.	5.500%	10/1/2055	500	498
	Iberdrola International BV	6.750%	7/15/2036	175	199
	Idaho Power Co.	5.200%	8/15/2034	100	103
[3]	Idaho Power Co.	4.200%	3/1/2048	404	335
[3]	Idaho Power Co.	5.500%	3/15/2053	500	494
[3]	Idaho Power Co.	5.700%	3/15/2055	465	472
	Indiana Michigan Power Co.	3.850%	5/15/2028	250	249
	Indiana Michigan Power Co.	6.050%	3/15/2037	500	543
[3]	Indiana Michigan Power Co.	4.550%	3/15/2046	340	296
[3]	Indiana Michigan Power Co.	3.750%	7/1/2047	250	191
	Indiana Michigan Power Co.	3.250%	5/1/2051	500	337
	Indiana Michigan Power Co.	5.625%	4/1/2053	500	501
	Interstate Power & Light Co.	4.100%	9/26/2028	450	449
	Interstate Power & Light Co.	3.600%	4/1/2029	240	235
	Interstate Power & Light Co.	2.300%	6/1/2030	300	274
	Interstate Power & Light Co.	5.700%	10/15/2033	250	262
	Interstate Power & Light Co.	4.950%	9/30/2034	150	149
	Interstate Power & Light Co.	5.600%	6/29/2035	250	260
	Interstate Power & Light Co.	6.250%	7/15/2039	250	269
	Interstate Power & Light Co.	3.700%	9/15/2046	406	308
	Interstate Power & Light Co.	3.100%	11/30/2051	500	327
	Interstate Power & Light Co.	5.450%	9/30/2054	350	339
	IPALCO Enterprises Inc.	4.250%	5/1/2030	400	392
	IPALCO Enterprises Inc.	5.750%	4/1/2034	500	511
	ITC Holdings Corp.	3.350%	11/15/2027	150	147
	ITC Holdings Corp.	5.300%	7/1/2043	900	862
[8]	Jersey Central Power & Light Co.	4.150%	1/15/2029	473	472
[8]	Jersey Central Power & Light Co.	4.400%	1/15/2031	300	299
	Jersey Central Power & Light Co.	5.100%	1/15/2035	300	304

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Jersey Central Power & Light Co.	5.150%	1/15/2036	275	278
[3]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/2042	135	131
	Johnsonville Aeroderivative Combustion Turbine Generation LLC	5.078%	10/1/2054	596	574
[3]	Kentucky Utilities Co.	5.450%	4/15/2033	500	524
	Kentucky Utilities Co.	5.125%	11/1/2040	650	637
	Kentucky Utilities Co.	3.300%	6/1/2050	500	348
	Kentucky Utilities Co.	5.850%	8/15/2055	485	499
[3]	Louisville Gas & Electric Co.	5.450%	4/15/2033	500	523
[3]	Louisville Gas & Electric Co.	5.850%	8/15/2055	652	671
	MidAmerican Energy Co.	3.100%	5/1/2027	450	445
	MidAmerican Energy Co.	3.650%	4/15/2029	700	690
	MidAmerican Energy Co.	6.750%	12/30/2031	325	366
[3]	MidAmerican Energy Co.	5.800%	10/15/2036	775	834
	MidAmerican Energy Co.	4.800%	9/15/2043	300	277
	MidAmerican Energy Co.	4.400%	10/15/2044	400	351
	MidAmerican Energy Co.	4.250%	5/1/2046	1,000	852
	MidAmerican Energy Co.	3.650%	8/1/2048	575	438
	MidAmerican Energy Co.	5.850%	9/15/2054	815	857
	MidAmerican Energy Co.	5.300%	2/1/2055	900	876
[3]	Mississippi Power Co.	4.250%	3/15/2042	375	327
	National Fuel Gas Co.	3.950%	9/15/2027	275	273
	National Fuel Gas Co.	4.750%	9/1/2028	750	756
	National Fuel Gas Co.	5.500%	3/15/2030	195	202
	National Fuel Gas Co.	2.950%	3/1/2031	100	91
	National Fuel Gas Co.	5.950%	3/15/2035	495	517
	National Grid plc	5.602%	6/12/2028	500	517
	National Grid plc	5.418%	1/11/2034	600	622
	National Grid USA	5.803%	4/1/2035	250	259
[3]	National Rural Utilities Cooperative Finance Corp.	5.100%	5/6/2027	700	711
	National Rural Utilities Cooperative Finance Corp.	4.120%	9/16/2027	750	752
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/2028	300	296
	National Rural Utilities Cooperative Finance Corp.	4.800%	3/15/2028	250	254
[3]	National Rural Utilities Cooperative Finance Corp.	4.150%	8/25/2028	700	702
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/2028	250	249
[3]	National Rural Utilities Cooperative Finance Corp.	4.850%	2/7/2029	500	512
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/2029	784	772
	National Rural Utilities Cooperative Finance Corp.	5.150%	6/15/2029	2,000	2,071
	National Rural Utilities Cooperative Finance Corp.	4.950%	2/7/2030	625	643
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/2030	425	395
[3]	National Rural Utilities Cooperative Finance Corp.	5.000%	2/7/2031	500	515
[3]	National Rural Utilities Cooperative Finance Corp.	1.650%	6/15/2031	300	259
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/2032	1,014	982
	National Rural Utilities Cooperative Finance Corp.	4.150%	12/15/2032	248	242
	National Rural Utilities Cooperative Finance Corp.	5.800%	1/15/2033	500	537
	National Rural Utilities Cooperative Finance Corp.	5.000%	8/15/2034	500	509
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/2049	400	341
[3]	Nevada Power Co.	5.900%	5/1/2053	500	510
	Nevada Power Co.	6.000%	3/15/2054	400	415
	Nevada Power Co.	6.250%	5/15/2055	100	101
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/2027	700	694
	NextEra Energy Capital Holdings Inc.	4.625%	7/15/2027	919	928
	NextEra Energy Capital Holdings Inc.	4.685%	9/1/2027	532	538
	NextEra Energy Capital Holdings Inc.	4.850%	2/4/2028	750	764
	NextEra Energy Capital Holdings Inc.	4.900%	2/28/2028	566	576
	NextEra Energy Capital Holdings Inc.	4.900%	3/15/2029	750	767
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/2029	350	342
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/2029	300	284
	NextEra Energy Capital Holdings Inc.	5.000%	2/28/2030	250	258
	NextEra Energy Capital Holdings Inc.	5.050%	3/15/2030	950	978
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/2030	3,000	2,739
	NextEra Energy Capital Holdings Inc.	2.440%	1/15/2032	300	265
	NextEra Energy Capital Holdings Inc.	5.300%	3/15/2032	700	727
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/2032	863	883
	NextEra Energy Capital Holdings Inc.	5.050%	2/28/2033	2,218	2,267
	NextEra Energy Capital Holdings Inc.	5.450%	3/15/2035	1,400	1,448
	NextEra Energy Capital Holdings Inc.	5.250%	2/28/2053	981	927
	NextEra Energy Capital Holdings Inc.	5.550%	3/15/2054	1,600	1,569
	NextEra Energy Capital Holdings Inc.	6.750%	6/15/2054	950	1,024
	NextEra Energy Capital Holdings Inc.	6.700%	9/1/2054	825	854
	NextEra Energy Capital Holdings Inc.	5.900%	3/15/2055	1,500	1,546

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	NextEra Energy Capital Holdings Inc.	6.375%	8/15/2055	1,200	1,248
[3]	NextEra Energy Capital Holdings Inc.	4.800%	12/1/2077	800	777
[3]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/2079	300	302
	NiSource Inc.	3.490%	5/15/2027	500	495
	NiSource Inc.	5.250%	3/30/2028	550	564
	NiSource Inc.	5.200%	7/1/2029	933	962
	NiSource Inc.	2.950%	9/1/2029	1,614	1,540
	NiSource Inc.	3.600%	5/1/2030	500	484
	NiSource Inc.	1.700%	2/15/2031	500	434
	NiSource Inc.	5.350%	4/1/2034	1,058	1,089
	NiSource Inc.	5.350%	7/15/2035	2,050	2,094
	NiSource Inc.	5.950%	6/15/2041	882	918
	NiSource Inc.	5.250%	2/15/2043	200	194
	NiSource Inc.	5.650%	2/1/2045	267	266
	NiSource Inc.	4.375%	5/15/2047	575	485
	NiSource Inc.	5.000%	6/15/2052	302	273
	NiSource Inc.	6.950%	11/30/2054	105	110
	NiSource Inc.	6.375%	3/31/2055	600	622
	NiSource Inc.	5.850%	4/1/2055	1,370	1,392
	Northern States Power Co.	2.250%	4/1/2031	500	453
	Northern States Power Co.	5.050%	5/15/2035	200	204
	Northern States Power Co.	6.250%	6/1/2036	325	360
	Northern States Power Co.	6.200%	7/1/2037	250	277
	Northern States Power Co.	5.350%	11/1/2039	375	389
	Northern States Power Co.	3.400%	8/15/2042	410	319
	Northern States Power Co.	4.000%	8/15/2045	200	165
	Northern States Power Co.	2.900%	3/1/2050	1,890	1,269
	Northern States Power Co.	2.600%	6/1/2051	374	233
	Northern States Power Co.	3.200%	4/1/2052	500	351
	Northern States Power Co.	4.500%	6/1/2052	450	391
	Northern States Power Co.	5.100%	5/15/2053	400	380
	Northern States Power Co.	5.400%	3/15/2054	500	496
	Northern States Power Co.	5.650%	6/15/2054	800	824
	Northern States Power Co.	5.650%	5/15/2055	1,300	1,334
	Northwest Natural Holding Co.	7.000%	9/15/2055	200	205
	NorthWestern Corp.	4.176%	11/15/2044	500	419
	NSTAR Electric Co.	3.200%	5/15/2027	1,350	1,332
	NSTAR Electric Co.	3.250%	5/15/2029	300	291
	NSTAR Electric Co.	4.850%	3/1/2030	539	552
	NSTAR Electric Co.	5.400%	6/1/2034	250	260
	NSTAR Electric Co.	5.200%	3/1/2035	413	421
	NSTAR Electric Co.	5.500%	3/15/2040	290	298
	NSTAR Electric Co.	4.950%	9/15/2052	350	322
	OGE Energy Corp.	5.450%	5/15/2029	150	156
	Oglethorpe Power Corp.	5.950%	11/1/2039	100	105
	Oglethorpe Power Corp.	5.375%	11/1/2040	1,130	1,112
	Oglethorpe Power Corp.	5.050%	10/1/2048	350	318
	Oglethorpe Power Corp.	5.250%	9/1/2050	300	278
	Oglethorpe Power Corp.	6.200%	12/1/2053	350	369
	Oglethorpe Power Corp.	5.800%	6/1/2054	400	398
	Oglethorpe Power Corp.	5.900%	2/1/2055	700	709
[3]	Ohio Power Co.	1.625%	1/15/2031	700	606
	Ohio Power Co.	5.000%	6/1/2033	500	507
	Ohio Power Co.	5.650%	6/1/2034	1,000	1,044
	Ohio Power Co.	4.000%	6/1/2049	500	387
[3]	Ohio Power Co.	2.900%	10/1/2051	700	437
	Oklahoma Gas & Electric Co.	3.800%	8/15/2028	300	298
	Oklahoma Gas & Electric Co.	3.300%	3/15/2030	500	481
	Oklahoma Gas & Electric Co.	3.250%	4/1/2030	600	576
	Oklahoma Gas & Electric Co.	5.400%	1/15/2033	300	314
	Oklahoma Gas & Electric Co.	4.150%	4/1/2047	225	186
	Oklahoma Gas & Electric Co.	3.850%	8/15/2047	250	197
	Oklahoma Gas & Electric Co.	5.800%	4/1/2055	202	207
[8]	Oncor Electric Delivery Co. LLC	4.500%	3/20/2027	263	265
	Oncor Electric Delivery Co. LLC	4.300%	5/15/2028	500	503
	Oncor Electric Delivery Co. LLC	3.700%	11/15/2028	150	148
	Oncor Electric Delivery Co. LLC	4.650%	11/1/2029	500	508
	Oncor Electric Delivery Co. LLC	2.750%	5/15/2030	1,250	1,173
	Oncor Electric Delivery Co. LLC	4.550%	9/15/2032	250	250
	Oncor Electric Delivery Co. LLC	7.250%	1/15/2033	1,000	1,154

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oncor Electric Delivery Co. LLC	5.650%	11/15/2033	575	611
[8]	Oncor Electric Delivery Co. LLC	5.350%	4/1/2035	195	202
	Oncor Electric Delivery Co. LLC	5.250%	9/30/2040	470	470
	Oncor Electric Delivery Co. LLC	4.550%	12/1/2041	500	454
	Oncor Electric Delivery Co. LLC	3.750%	4/1/2045	200	158
	Oncor Electric Delivery Co. LLC	3.800%	9/30/2047	250	195
	Oncor Electric Delivery Co. LLC	4.100%	11/15/2048	400	326
	Oncor Electric Delivery Co. LLC	3.800%	6/1/2049	565	434
	Oncor Electric Delivery Co. LLC	3.700%	5/15/2050	200	150
	Oncor Electric Delivery Co. LLC	2.700%	11/15/2051	1,250	765
	Oncor Electric Delivery Co. LLC	4.950%	9/15/2052	1,500	1,368
	Oncor Electric Delivery Co. LLC	5.350%	10/1/2052	253	243
	Oncor Electric Delivery Co. LLC	5.550%	6/15/2054	400	398
[8]	Oncor Electric Delivery Co. LLC	5.800%	4/1/2055	287	296
	ONE Gas Inc.	5.100%	4/1/2029	1,200	1,238
	ONE Gas Inc.	2.000%	5/15/2030	200	182
	ONE Gas Inc.	4.658%	2/1/2044	507	456
	Pacific Gas & Electric Co.	3.300%	3/15/2027	1,000	986
	Pacific Gas & Electric Co.	2.100%	8/1/2027	650	625
	Pacific Gas & Electric Co.	5.000%	6/4/2028	80	81
	Pacific Gas & Electric Co.	3.000%	6/15/2028	600	578
	Pacific Gas & Electric Co.	3.750%	7/1/2028	1,700	1,669
	Pacific Gas & Electric Co.	6.100%	1/15/2029	1,350	1,411
	Pacific Gas & Electric Co.	5.550%	5/15/2029	700	721
	Pacific Gas & Electric Co.	4.550%	7/1/2030	3,150	3,130
	Pacific Gas & Electric Co.	2.500%	2/1/2031	2,500	2,228
	Pacific Gas & Electric Co.	3.250%	6/1/2031	500	460
	Pacific Gas & Electric Co.	4.400%	3/1/2032	388	378
	Pacific Gas & Electric Co.	5.900%	6/15/2032	500	524
[6]	Pacific Gas & Electric Co.	5.050%	10/15/2032	400	399
	Pacific Gas & Electric Co.	6.150%	1/15/2033	550	583
	Pacific Gas & Electric Co.	6.400%	6/15/2033	442	475
	Pacific Gas & Electric Co.	6.950%	3/15/2034	675	748
	Pacific Gas & Electric Co.	5.800%	5/15/2034	1,800	1,866
	Pacific Gas & Electric Co.	5.700%	3/1/2035	620	636
	Pacific Gas & Electric Co.	4.500%	7/1/2040	2,300	2,001
	Pacific Gas & Electric Co.	3.300%	8/1/2040	800	607
	Pacific Gas & Electric Co.	4.200%	6/1/2041	500	411
	Pacific Gas & Electric Co.	4.750%	2/15/2044	1,500	1,284
	Pacific Gas & Electric Co.	4.300%	3/15/2045	1,075	859
	Pacific Gas & Electric Co.	3.950%	12/1/2047	1,700	1,272
	Pacific Gas & Electric Co.	4.950%	7/1/2050	3,000	2,585
	Pacific Gas & Electric Co.	6.700%	4/1/2053	500	535
	Pacific Gas & Electric Co.	5.900%	10/1/2054	1,000	978
	Pacific Gas & Electric Co.	6.150%	3/1/2055	596	600
[6]	Pacific Gas & Electric Co.	6.100%	10/15/2055	250	250
	PacifiCorp	5.100%	2/15/2029	1,000	1,025
	PacifiCorp	3.500%	6/15/2029	1,000	971
	PacifiCorp	2.700%	9/15/2030	341	315
	PacifiCorp	5.300%	2/15/2031	212	220
	PacifiCorp	5.450%	2/15/2034	650	666
	PacifiCorp	6.100%	8/1/2036	525	562
	PacifiCorp	6.250%	10/15/2037	275	295
	PacifiCorp	6.000%	1/15/2039	500	522
	PacifiCorp	4.125%	1/15/2049	525	409
	PacifiCorp	4.150%	2/15/2050	200	156
	PacifiCorp	2.900%	6/15/2052	816	498
	PacifiCorp	5.350%	12/1/2053	250	231
	PacifiCorp	5.500%	5/15/2054	1,000	944
	PacifiCorp	5.800%	1/15/2055	2,765	2,712
	PECO Energy Co.	4.900%	6/15/2033	500	511
	PECO Energy Co.	4.875%	9/15/2035	325	327
	PECO Energy Co.	3.000%	9/15/2049	1,000	671
	PECO Energy Co.	2.800%	6/15/2050	1,000	643
	PECO Energy Co.	3.050%	3/15/2051	500	333
	PECO Energy Co.	2.850%	9/15/2051	500	321
	PECO Energy Co.	4.600%	5/15/2052	500	442
	PECO Energy Co.	5.250%	9/15/2054	200	194
	PECO Energy Co.	5.650%	9/15/2055	825	844
[3]	PG&E Energy Recovery Funding LLC	1.460%	7/15/2031	186	172

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	PG&E Energy Recovery Funding LLC	2.280%	1/15/2036	570	468
[3]	PG&E Energy Recovery Funding LLC	2.822%	7/15/2046	350	253
[3]	PG&E Recovery Funding LLC	4.838%	6/1/2033	551	559
[3]	PG&E Recovery Funding LLC	5.256%	1/15/2038	1,300	1,343
[3]	PG&E Recovery Funding LLC	5.231%	6/1/2042	600	612
[3]	PG&E Recovery Funding LLC	5.536%	7/15/2047	410	414
[3]	PG&E Recovery Funding LLC	5.529%	6/1/2049	1,200	1,207
[3]	PG&E Wildfire Recovery Funding LLC	3.594%	6/1/2030	401	396
[3]	PG&E Wildfire Recovery Funding LLC	4.022%	6/1/2031	182	181
[3]	PG&E Wildfire Recovery Funding LLC	4.263%	6/1/2036	250	240
[3]	PG&E Wildfire Recovery Funding LLC	4.722%	6/1/2037	375	371
[3]	PG&E Wildfire Recovery Funding LLC	5.081%	6/1/2041	300	297
[3]	PG&E Wildfire Recovery Funding LLC	4.451%	12/1/2047	1,175	1,050
[3]	PG&E Wildfire Recovery Funding LLC	5.212%	12/1/2047	1,025	994
[3]	PG&E Wildfire Recovery Funding LLC	4.674%	12/1/2051	250	221
[3]	PG&E Wildfire Recovery Funding LLC	5.099%	6/1/2052	350	331
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/2029	380	371
	Piedmont Natural Gas Co. Inc.	2.500%	3/15/2031	500	452
	Piedmont Natural Gas Co. Inc.	5.400%	6/15/2033	700	727
	Piedmont Natural Gas Co. Inc.	5.100%	2/15/2035	750	763
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/2043	150	136
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/2046	350	262
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/2050	800	556
	Pinnacle West Capital Corp.	4.900%	5/15/2028	290	295
	Pinnacle West Capital Corp.	5.150%	5/15/2030	250	257
	Potomac Electric Power Co.	5.200%	3/15/2034	200	206
	Potomac Electric Power Co.	6.500%	11/15/2037	400	451
	Potomac Electric Power Co.	4.150%	3/15/2043	550	470
	Potomac Electric Power Co.	5.500%	3/15/2054	200	198
	PPL Capital Funding Inc.	5.250%	9/1/2034	300	307
	PPL Electric Utilities Corp.	5.000%	5/15/2033	550	566
	PPL Electric Utilities Corp.	4.850%	2/15/2034	550	558
	PPL Electric Utilities Corp.	6.250%	5/15/2039	800	891
	PPL Electric Utilities Corp.	4.125%	6/15/2044	450	384
	PPL Electric Utilities Corp.	4.150%	10/1/2045	300	254
	PPL Electric Utilities Corp.	3.950%	6/1/2047	350	285
	PPL Electric Utilities Corp.	4.150%	6/15/2048	300	249
	PPL Electric Utilities Corp.	5.250%	5/15/2053	500	488
	PPL Electric Utilities Corp.	5.550%	8/15/2055	308	311
	Progress Energy Inc.	7.750%	3/1/2031	510	588
	Progress Energy Inc.	7.000%	10/30/2031	200	225
	Progress Energy Inc.	6.000%	12/1/2039	480	509
	Public Service Co. of Colorado	3.700%	6/15/2028	300	298
[3]	Public Service Co. of Colorado	1.900%	1/15/2031	300	265
	Public Service Co. of Colorado	1.875%	6/15/2031	450	394
[3]	Public Service Co. of Colorado	4.100%	6/1/2032	300	294
	Public Service Co. of Colorado	5.350%	5/15/2034	1,400	1,446
	Public Service Co. of Colorado	5.150%	9/15/2035	925	937
[3]	Public Service Co. of Colorado	6.250%	9/1/2037	300	326
	Public Service Co. of Colorado	3.600%	9/15/2042	225	178
	Public Service Co. of Colorado	4.300%	3/15/2044	700	593
	Public Service Co. of Colorado	4.100%	6/15/2048	300	241
[3]	Public Service Co. of Colorado	3.200%	3/1/2050	1,300	892
[3]	Public Service Co. of Colorado	4.500%	6/1/2052	400	336
	Public Service Co. of Colorado	5.250%	4/1/2053	675	640
	Public Service Co. of Colorado	5.750%	5/15/2054	250	254
	Public Service Co. of Colorado	5.850%	5/15/2055	1,800	1,854
	Public Service Co. of New Hampshire	5.350%	10/1/2033	250	262
	Public Service Co. of New Hampshire	3.600%	7/1/2049	250	189
	Public Service Co. of New Hampshire	5.150%	1/15/2053	500	474
	Public Service Co. of Oklahoma	5.250%	1/15/2033	500	514
	Public Service Co. of Oklahoma	5.200%	1/15/2035	400	405
	Public Service Co. of Oklahoma	5.450%	1/15/2036	550	562
[3]	Public Service Electric & Gas Co.	3.000%	5/15/2027	250	247
[3]	Public Service Electric & Gas Co.	2.450%	1/15/2030	200	187
[3]	Public Service Electric & Gas Co.	3.100%	3/15/2032	500	462
[3]	Public Service Electric & Gas Co.	4.900%	12/15/2032	300	307
[3]	Public Service Electric & Gas Co.	4.650%	3/15/2033	500	503
[3]	Public Service Electric & Gas Co.	5.200%	3/1/2034	500	517
	Public Service Electric & Gas Co.	4.850%	8/1/2034	650	655

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Public Service Electric & Gas Co.	5.050%	3/1/2035	287	293
	Public Service Electric & Gas Co.	4.900%	8/15/2035	652	657
[3]	Public Service Electric & Gas Co.	3.950%	5/1/2042	525	441
[3]	Public Service Electric & Gas Co.	3.800%	3/1/2046	1,000	802
[3]	Public Service Electric & Gas Co.	3.600%	12/1/2047	275	210
[3]	Public Service Electric & Gas Co.	3.850%	5/1/2049	350	275
[3]	Public Service Electric & Gas Co.	3.150%	1/1/2050	750	522
[3]	Public Service Electric & Gas Co.	2.700%	5/1/2050	850	538
[3]	Public Service Electric & Gas Co.	2.050%	8/1/2050	500	272
[3]	Public Service Electric & Gas Co.	3.000%	3/1/2051	500	334
[3]	Public Service Electric & Gas Co.	5.125%	3/15/2053	250	239
[3]	Public Service Electric & Gas Co.	5.450%	3/1/2054	700	699
	Public Service Electric & Gas Co.	5.300%	8/1/2054	1,300	1,270
[3]	Public Service Electric & Gas Co.	5.500%	3/1/2055	258	259
	Public Service Enterprise Group Inc.	5.850%	11/15/2027	300	311
	Public Service Enterprise Group Inc.	5.875%	10/15/2028	500	524
	Public Service Enterprise Group Inc.	5.200%	4/1/2029	3,000	3,095
	Public Service Enterprise Group Inc.	1.600%	8/15/2030	750	658
	Public Service Enterprise Group Inc.	5.450%	4/1/2034	250	259
	Puget Energy Inc.	2.379%	6/15/2028	85	81
	Puget Energy Inc.	4.100%	6/15/2030	400	391
	Puget Energy Inc.	4.224%	3/15/2032	400	383
	Puget Energy Inc.	5.725%	3/15/2035	547	564
	Puget Sound Energy Inc.	5.330%	6/15/2034	300	310
	Puget Sound Energy Inc.	6.274%	3/15/2037	450	493
	Puget Sound Energy Inc.	5.757%	10/1/2039	495	517
	Puget Sound Energy Inc.	4.300%	5/20/2045	1,050	870
	Puget Sound Energy Inc.	4.223%	6/15/2048	500	411
	Puget Sound Energy Inc.	5.685%	6/15/2054	300	304
	Puget Sound Energy Inc.	5.598%	9/15/2055	286	284
	San Diego Gas & Electric Co.	4.950%	8/15/2028	500	512
[3]	San Diego Gas & Electric Co.	1.700%	10/1/2030	500	441
[3]	San Diego Gas & Electric Co.	3.000%	3/15/2032	500	458
	San Diego Gas & Electric Co.	5.400%	4/15/2035	293	303
	San Diego Gas & Electric Co.	6.000%	6/1/2039	250	271
	San Diego Gas & Electric Co.	4.500%	8/15/2040	505	464
[3]	San Diego Gas & Electric Co.	3.750%	6/1/2047	325	249
	San Diego Gas & Electric Co.	4.150%	5/15/2048	325	263
[3]	San Diego Gas & Electric Co.	3.320%	4/15/2050	800	560
	San Diego Gas & Electric Co.	3.700%	3/15/2052	500	369
	San Diego Gas & Electric Co.	5.350%	4/1/2053	250	240
	San Diego Gas & Electric Co.	5.550%	4/15/2054	1,000	988
[3]	SCE Recovery Funding LLC	4.697%	6/15/2040	293	290
[3]	SCE Recovery Funding LLC	2.943%	11/15/2042	225	182
[3]	SCE Recovery Funding LLC	3.240%	11/15/2046	150	109
[3]	SCE Recovery Funding LLC	5.112%	12/15/2047	275	265
	Sempra	3.250%	6/15/2027	1,575	1,548
	Sempra	3.400%	2/1/2028	1,650	1,619
	Sempra	3.700%	4/1/2029	500	490
	Sempra	3.800%	2/1/2038	900	770
	Sempra	6.000%	10/15/2039	639	665
	Sempra	4.000%	2/1/2048	400	309
	Sempra	4.125%	4/1/2052	950	928
	Sempra	6.400%	10/1/2054	575	588
	Sempra	6.875%	10/1/2054	1,000	1,036
	Sempra	6.550%	4/1/2055	375	383
	Sempra	6.375%	4/1/2056	274	281
	Sierra Pacific Power Co.	5.900%	3/15/2054	500	509
	Sierra Pacific Power Co.	6.200%	12/15/2055	400	401
	Southern California Edison Co.	4.875%	2/1/2027	500	503
	Southern California Edison Co.	5.850%	11/1/2027	500	513
[3]	Southern California Edison Co.	3.650%	3/1/2028	1,407	1,382
	Southern California Edison Co.	5.300%	3/1/2028	525	535
	Southern California Edison Co.	5.650%	10/1/2028	500	515
[3]	Southern California Edison Co.	4.200%	3/1/2029	200	198
	Southern California Edison Co.	6.650%	4/1/2029	850	891
	Southern California Edison Co.	5.150%	6/1/2029	825	839
	Southern California Edison Co.	2.850%	8/1/2029	825	773
	Southern California Edison Co.	2.250%	6/1/2030	300	269
[3]	Southern California Edison Co.	2.500%	6/1/2031	500	443

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southern California Edison Co.	2.750%	2/1/2032	330	290
	Southern California Edison Co.	5.950%	11/1/2032	600	633
	Southern California Edison Co.	5.200%	6/1/2034	800	796
	Southern California Edison Co.	5.450%	3/1/2035	500	506
[3]	Southern California Edison Co.	5.750%	4/1/2035	1,008	1,038
[3]	Southern California Edison Co.	5.350%	7/15/2035	1,135	1,136
	Southern California Edison Co.	5.625%	2/1/2036	500	505
[3]	Southern California Edison Co.	5.550%	1/15/2037	200	199
[3]	Southern California Edison Co.	5.950%	2/1/2038	200	204
	Southern California Edison Co.	5.500%	3/15/2040	400	392
	Southern California Edison Co.	4.500%	9/1/2040	505	447
	Southern California Edison Co.	4.050%	3/15/2042	1,945	1,565
[3]	Southern California Edison Co.	3.600%	2/1/2045	150	109
	Southern California Edison Co.	4.000%	4/1/2047	1,420	1,072
[3]	Southern California Edison Co.	4.125%	3/1/2048	470	360
[3]	Southern California Edison Co.	4.875%	3/1/2049	400	340
[3]	Southern California Edison Co.	2.950%	2/1/2051	500	306
[3]	Southern California Edison Co.	3.650%	6/1/2051	500	345
	Southern California Edison Co.	3.450%	2/1/2052	500	334
[3]	Southern California Edison Co.	5.450%	6/1/2052	500	454
	Southern California Edison Co.	5.700%	3/1/2053	1,000	940
	Southern California Edison Co.	5.875%	12/1/2053	850	822
	Southern California Edison Co.	5.750%	4/15/2054	450	424
	Southern California Gas Co.	2.950%	4/15/2027	600	591
[3]	Southern California Gas Co.	2.550%	2/1/2030	450	420
	Southern California Gas Co.	5.050%	9/1/2034	400	407
	Southern California Gas Co.	5.450%	6/15/2035	200	207
	Southern California Gas Co.	3.750%	9/15/2042	330	264
[3]	Southern California Gas Co.	4.125%	6/1/2048	325	263
[3]	Southern California Gas Co.	4.300%	1/15/2049	200	166
[3]	Southern California Gas Co.	3.950%	2/15/2050	250	194
	Southern California Gas Co.	6.350%	11/15/2052	1,000	1,093
	Southern California Gas Co.	5.750%	6/1/2053	700	707
	Southern California Gas Co.	5.600%	4/1/2054	250	250
	Southern California Gas Co.	6.000%	6/15/2055	325	340
	Southern Co.	5.113%	8/1/2027	650	661
	Southern Co.	4.850%	6/15/2028	1,500	1,528
	Southern Co.	5.500%	3/15/2029	1,550	1,612
	Southern Co.	5.700%	10/15/2032	500	530
	Southern Co.	5.200%	6/15/2033	1,200	1,234
	Southern Co.	4.850%	3/15/2035	1,500	1,486
	Southern Co.	4.250%	7/1/2036	575	535
	Southern Co.	4.400%	7/1/2046	885	754
[3]	Southern Co.	6.375%	3/15/2055	1,519	1,620
[3]	Southern Co. Gas Capital Corp.	4.050%	9/15/2028	119	119
[3]	Southern Co. Gas Capital Corp.	1.750%	1/15/2031	1,000	874
	Southern Co. Gas Capital Corp.	5.150%	9/15/2032	531	545
	Southern Co. Gas Capital Corp.	5.750%	9/15/2033	750	795
	Southern Co. Gas Capital Corp.	4.950%	9/15/2034	300	301
[3]	Southern Co. Gas Capital Corp.	5.100%	9/15/2035	214	215
	Southern Co. Gas Capital Corp.	5.875%	3/15/2041	125	130
	Southern Co. Gas Capital Corp.	4.400%	6/1/2043	525	451
	Southern Co. Gas Capital Corp.	3.950%	10/1/2046	225	178
	Southern Co. Gas Capital Corp.	4.400%	5/30/2047	500	420
[3]	Southern Power Co.	4.250%	10/1/2030	167	166
[3]	Southern Power Co.	4.900%	10/1/2035	196	193
	Southern Power Co.	5.150%	9/15/2041	506	486
	Southern Power Co.	5.250%	7/15/2043	500	480
[3]	Southern Power Co.	4.950%	12/15/2046	300	270
	Southwest Gas Corp.	5.800%	12/1/2027	500	516
	Southwest Gas Corp.	3.700%	4/1/2028	450	444
	Southwest Gas Corp.	2.200%	6/15/2030	625	568
	Southwest Gas Corp.	4.050%	3/15/2032	450	432
	Southwest Gas Corp.	3.800%	9/29/2046	250	191
	Southwest Gas Corp.	4.150%	6/1/2049	200	161
[3]	Southwestern Electric Power Co.	2.750%	10/1/2026	300	296
[3]	Southwestern Electric Power Co.	4.100%	9/15/2028	550	549
	Southwestern Electric Power Co.	5.300%	4/1/2033	500	511
	Southwestern Electric Power Co.	6.200%	3/15/2040	300	317
[3]	Southwestern Electric Power Co.	3.900%	4/1/2045	1,000	778

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Southwestern Electric Power Co.	3.850%	2/1/2048	375	282
	Southwestern Electric Power Co.	3.250%	11/1/2051	500	334
	Southwestern Public Service Co.	5.300%	5/15/2035	675	690
	Southwestern Public Service Co.	4.500%	8/15/2041	345	311
	Southwestern Public Service Co.	3.400%	8/15/2046	450	321
[3]	Southwestern Public Service Co.	4.400%	11/15/2048	500	417
	Southwestern Public Service Co.	3.750%	6/15/2049	259	194
[3]	Southwestern Public Service Co.	3.150%	5/1/2050	550	369
	Southwestern Public Service Co.	6.000%	6/1/2054	600	624
	Spire Missouri Inc.	4.800%	2/15/2033	500	504
[3]	Spire Missouri Inc.	5.150%	8/15/2034	200	206
	System Energy Resources Inc.	5.300%	12/15/2034	350	352
	Tampa Electric Co.	4.900%	3/1/2029	500	511
	Tampa Electric Co.	2.400%	3/15/2031	500	453
	Tampa Electric Co.	5.150%	3/1/2035	248	251
	Tampa Electric Co.	4.350%	5/15/2044	150	129
	Tampa Electric Co.	4.300%	6/15/2048	300	252
	Tampa Electric Co.	3.625%	6/15/2050	250	184
	Tampa Electric Co.	5.000%	7/15/2052	500	455
	Toledo Edison Co.	6.150%	5/15/2037	250	272
	Tucson Electric Power Co.	3.250%	5/15/2032	300	276
	Tucson Electric Power Co.	5.200%	9/15/2034	250	255
	Tucson Electric Power Co.	4.850%	12/1/2048	490	436
	Tucson Electric Power Co.	4.000%	6/15/2050	350	270
	Tucson Electric Power Co.	5.500%	4/15/2053	500	485
	Tucson Electric Power Co.	5.900%	4/15/2055	519	530
	Union Electric Co.	2.950%	6/15/2027	300	296
	Union Electric Co.	3.500%	3/15/2029	350	343
	Union Electric Co.	2.950%	3/15/2030	800	761
	Union Electric Co.	2.150%	3/15/2032	500	435
	Union Electric Co.	5.200%	4/1/2034	900	927
	Union Electric Co.	5.250%	4/15/2035	715	737
	Union Electric Co.	3.650%	4/15/2045	575	450
	Union Electric Co.	4.000%	4/1/2048	75	60
	Union Electric Co.	3.250%	10/1/2049	100	69
	Union Electric Co.	2.625%	3/15/2051	800	494
	Union Electric Co.	3.900%	4/1/2052	500	391
	Union Electric Co.	5.450%	3/15/2053	500	490
	Union Electric Co.	5.250%	1/15/2054	250	239
	Union Electric Co.	5.125%	3/15/2055	450	425
[3]	Virginia Electric & Power Co.	2.950%	11/15/2026	300	296
[3]	Virginia Electric & Power Co.	3.500%	3/15/2027	1,250	1,240
[3]	Virginia Electric & Power Co.	3.800%	4/1/2028	525	523
	Virginia Electric & Power Co.	2.300%	11/15/2031	500	442
	Virginia Electric & Power Co.	2.400%	3/30/2032	550	486
	Virginia Electric & Power Co.	5.000%	4/1/2033	275	280
	Virginia Electric & Power Co.	5.300%	8/15/2033	500	518
	Virginia Electric & Power Co.	5.000%	1/15/2034	250	253
	Virginia Electric & Power Co.	5.050%	8/15/2034	100	101
	Virginia Electric & Power Co.	5.150%	3/15/2035	1,075	1,094
[3]	Virginia Electric & Power Co.	4.900%	9/15/2035	1,029	1,024
[3]	Virginia Electric & Power Co.	6.000%	1/15/2036	375	403
[3]	Virginia Electric & Power Co.	6.000%	5/15/2037	500	537
	Virginia Electric & Power Co.	6.350%	11/30/2037	575	634
[3]	Virginia Electric & Power Co.	4.650%	8/15/2043	500	455
	Virginia Electric & Power Co.	4.450%	2/15/2044	511	447
[3]	Virginia Electric & Power Co.	4.200%	5/15/2045	652	544
[3]	Virginia Electric & Power Co.	4.000%	11/15/2046	500	403
[3]	Virginia Electric & Power Co.	3.800%	9/15/2047	425	329
	Virginia Electric & Power Co.	4.600%	12/1/2048	550	480
	Virginia Electric & Power Co.	3.300%	12/1/2049	400	277
	Virginia Electric & Power Co.	2.450%	12/15/2050	2,000	1,164
	Virginia Electric & Power Co.	2.950%	11/15/2051	1,000	641
[3]	Virginia Electric & Power Co.	4.625%	5/15/2052	500	432
	Virginia Electric & Power Co.	5.450%	4/1/2053	525	512
	Virginia Electric & Power Co.	5.700%	8/15/2053	500	505
	Virginia Electric & Power Co.	5.550%	8/15/2054	350	347
	Virginia Electric & Power Co.	5.650%	3/15/2055	875	879
[3]	Virginia Electric & Power Co.	5.600%	9/15/2055	691	689
[3]	Virginia Power Fuel Securitization LLC	5.088%	5/1/2027	100	101

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Virginia Power Fuel Securitization LLC	4.877%	5/1/2031	650	664
[3]	Washington Gas Light Co.	3.796%	9/15/2046	350	269
[3]	Washington Gas Light Co.	3.650%	9/15/2049	500	367
	WEC Energy Group Inc.	5.150%	10/1/2027	500	509
	WEC Energy Group Inc.	1.375%	10/15/2027	500	474
	WEC Energy Group Inc.	4.750%	1/15/2028	500	507
	Wisconsin Electric Power Co.	5.000%	5/15/2029	500	515
	Wisconsin Electric Power Co.	4.150%	10/15/2030	335	334
	Wisconsin Electric Power Co.	4.750%	9/30/2032	431	441
	Wisconsin Electric Power Co.	4.600%	10/1/2034	250	249
	Wisconsin Electric Power Co.	4.300%	10/15/2048	250	213
	Wisconsin Electric Power Co.	5.050%	10/1/2054	500	469
	Wisconsin Power & Light Co.	4.950%	4/1/2033	500	507
	Wisconsin Power & Light Co.	5.375%	3/30/2034	300	311
	Wisconsin Power & Light Co.	6.375%	8/15/2037	300	332
	Wisconsin Power & Light Co.	3.650%	4/1/2050	250	183
	Wisconsin Public Service Corp.	4.550%	12/1/2029	500	508
	Wisconsin Public Service Corp.	2.850%	12/1/2051	500	317
	Xcel Energy Inc.	1.750%	3/15/2027	500	483
	Xcel Energy Inc.	4.750%	3/21/2028	300	304
	Xcel Energy Inc.	4.000%	6/15/2028	1,000	999
	Xcel Energy Inc.	2.600%	12/1/2029	240	224
	Xcel Energy Inc.	3.400%	6/1/2030	450	432
	Xcel Energy Inc.	2.350%	11/15/2031	500	440
	Xcel Energy Inc.	5.500%	3/15/2034	675	697
	Xcel Energy Inc.	5.600%	4/15/2035	455	472
	Xcel Energy Inc.	6.500%	7/1/2036	610	674
	Xcel Energy Inc.	3.500%	12/1/2049	400	287
					586,723
Total Corporate Bonds (Cost $6,137,578)					5,834,001
Sovereign Bonds (1.2%)
	African Development Bank	4.625%	1/4/2027	1,100	1,111
	African Development Bank	4.125%	2/25/2027	1,800	1,809
[3]	African Development Bank	4.375%	11/3/2027	250	254
	African Development Bank	4.375%	3/14/2028	4,500	4,572
	African Development Bank	3.875%	6/12/2028	1,449	1,456
	African Development Bank	3.500%	9/18/2029	1,750	1,734
	African Development Bank	4.000%	3/18/2030	2,050	2,069
	African Development Bank	4.500%	6/12/2035	379	388
[3]	African Development Bank	5.750%	Perpetual	300	302
[3]	Asian Development Bank	2.625%	1/12/2027	800	789
[3]	Asian Development Bank	4.125%	1/12/2027	2,500	2,511
[3]	Asian Development Bank	1.500%	1/20/2027	3,525	3,424
[3]	Asian Development Bank	2.500%	11/2/2027	2,985	2,915
[3]	Asian Development Bank	4.375%	1/14/2028	2,005	2,036
[3]	Asian Development Bank	2.750%	1/19/2028	1,000	980
[3]	Asian Development Bank	3.750%	4/25/2028	2,425	2,429
[3]	Asian Development Bank	1.250%	6/9/2028	500	469
[3]	Asian Development Bank	4.500%	8/25/2028	2,900	2,965
[3]	Asian Development Bank	3.125%	9/26/2028	1,600	1,575
[3]	Asian Development Bank	4.375%	3/6/2029	2,350	2,401
[3]	Asian Development Bank	3.625%	8/28/2029	2,655	2,646
[3]	Asian Development Bank	1.750%	9/19/2029	200	186
[3]	Asian Development Bank	1.875%	1/24/2030	1,000	926
[3]	Asian Development Bank	4.125%	5/30/2030	3,319	3,368
[3]	Asian Development Bank	3.750%	8/28/2030	3,215	3,210
[3]	Asian Development Bank	0.750%	10/8/2030	1,500	1,293
[3]	Asian Development Bank	1.500%	3/4/2031	3,000	2,658
	Asian Development Bank	3.125%	4/27/2032	2,500	2,380
[3]	Asian Development Bank	3.875%	9/28/2032	900	894
[3]	Asian Development Bank	4.000%	1/12/2033	1,880	1,878
[3]	Asian Development Bank	3.875%	6/14/2033	1,675	1,656
[3]	Asian Development Bank	4.125%	1/12/2034	2,000	2,005
	Asian Development Bank	4.375%	3/22/2035	4,535	4,610
	Asian Infrastructure Investment Bank	4.000%	1/18/2028	2,125	2,139
	Asian Infrastructure Investment Bank	3.625%	9/15/2028	3,482	3,478
	Asian Infrastructure Investment Bank	4.125%	1/18/2029	1,500	1,520
	Asian Infrastructure Investment Bank	4.500%	1/16/2030	1,457	1,499

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Asian Infrastructure Investment Bank	4.250%	3/13/2034	625	632
	Asian Infrastructure Investment Bank	4.500%	5/21/2035	624	641
	Canadian Government Bond	3.750%	4/26/2028	2,500	2,507
	Canadian Government Bond	4.625%	4/30/2029	1,705	1,757
	Canadian Government Bond	4.000%	3/18/2030	2,375	2,400
	Corp. Andina de Fomento	2.250%	2/8/2027	620	605
	Corp. Andina de Fomento	6.000%	4/26/2027	900	926
	Corp. Andina de Fomento	4.125%	1/7/2028	450	451
	Corp. Andina de Fomento	4.125%	6/30/2028	546	548
	Corp. Andina de Fomento	5.000%	1/24/2029	500	515
	Corp. Andina de Fomento	5.000%	1/22/2030	1,429	1,480
	Council of Europe Development Bank	4.625%	6/11/2027	529	536
	Council of Europe Development Bank	3.625%	1/26/2028	1,320	1,318
[3]	Council of Europe Development Bank	3.625%	5/8/2028	435	434
	Council of Europe Development Bank	4.125%	1/24/2029	400	405
	Council of Europe Development Bank	4.500%	1/15/2030	1,700	1,749
	Equinor ASA	3.000%	4/6/2027	941	929
	Equinor ASA	3.625%	9/10/2028	1,200	1,190
	Equinor ASA	3.125%	4/6/2030	500	479
	Equinor ASA	2.375%	5/22/2030	1,500	1,388
	Equinor ASA	5.100%	8/17/2040	2,100	2,110
	Equinor ASA	4.250%	11/23/2041	325	293
	Equinor ASA	3.950%	5/15/2043	175	149
	Equinor ASA	4.800%	11/8/2043	1,015	964
	Equinor ASA	3.250%	11/18/2049	750	537
	Equinor ASA	3.700%	4/6/2050	2,360	1,834
[3]	European Bank for Reconstruction & Development	4.375%	3/9/2028	3,650	3,708
	European Bank for Reconstruction & Development	4.125%	1/25/2029	200	203
[3]	European Bank for Reconstruction & Development	4.250%	3/13/2034	850	858
	European Investment Bank	0.750%	10/26/2026	1,950	1,888
[3]	European Investment Bank	1.375%	3/15/2027	2,775	2,684
	European Investment Bank	4.375%	3/19/2027	3,400	3,432
	European Investment Bank	2.375%	5/24/2027	5,166	5,058
	European Investment Bank	0.625%	10/21/2027	500	470
	European Investment Bank	3.250%	11/15/2027	2,500	2,480
	European Investment Bank	3.875%	3/15/2028	4,300	4,322
	European Investment Bank	3.875%	6/15/2028	3,550	3,570
	European Investment Bank	4.500%	10/16/2028	2,775	2,841
	European Investment Bank	4.000%	2/15/2029	2,300	2,323
	European Investment Bank	4.750%	6/15/2029	5,000	5,181
	European Investment Bank	1.625%	10/9/2029	350	323
	European Investment Bank	3.750%	11/15/2029	4,200	4,205
	European Investment Bank	4.500%	3/14/2030	5,618	5,790
	European Investment Bank	0.875%	5/17/2030	400	351
	European Investment Bank	3.625%	7/15/2030	3,775	3,751
	European Investment Bank	0.750%	9/23/2030	1,200	1,036
	European Investment Bank	3.875%	10/15/2030	2,485	2,495
	European Investment Bank	1.250%	2/14/2031	3,000	2,630
	European Investment Bank	4.250%	8/16/2032	8,470	8,609
	European Investment Bank	3.750%	2/14/2033	2,100	2,069
	European Investment Bank	4.125%	2/13/2034	3,600	3,615
	European Investment Bank	4.625%	2/12/2035	4,385	4,544
	European Investment Bank	4.875%	2/15/2036	1,300	1,373
[9]	Export Development Canada	3.000%	5/25/2027	1,700	1,679
[9]	Export Development Canada	3.750%	9/7/2027	2,095	2,096
[9]	Export Development Canada	3.875%	2/14/2028	1,900	1,909
[9]	Export Development Canada	4.125%	2/13/2029	2,750	2,787
[9]	Export Development Canada	4.000%	6/20/2030	1,500	1,514
[9]	Export Development Canada	4.750%	6/5/2034	740	774
	Export-Import Bank of Korea	1.125%	12/29/2026	205	198
	Export-Import Bank of Korea	4.625%	1/11/2027	200	202
	Export-Import Bank of Korea	1.625%	1/18/2027	400	388
	Export-Import Bank of Korea	2.375%	4/21/2027	1,020	996
	Export-Import Bank of Korea	4.000%	9/11/2027	450	451
	Export-Import Bank of Korea	4.250%	9/15/2027	650	654
	Export-Import Bank of Korea	4.125%	10/17/2027	500	502
	Export-Import Bank of Korea	5.000%	1/11/2028	500	511
	Export-Import Bank of Korea	4.625%	1/14/2028	750	761
	Export-Import Bank of Korea	4.500%	1/11/2029	200	203
	Export-Import Bank of Korea	4.000%	9/11/2029	600	600

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Export-Import Bank of Korea	4.875%	1/14/2030	1,000	1,034
	Export-Import Bank of Korea	1.250%	9/21/2030	1,600	1,403
	Export-Import Bank of Korea	3.750%	9/22/2030	840	831
	Export-Import Bank of Korea	1.375%	2/9/2031	500	436
	Export-Import Bank of Korea	2.125%	1/18/2032	650	574
	Export-Import Bank of Korea	4.500%	9/15/2032	500	507
	Export-Import Bank of Korea	5.125%	1/11/2033	730	763
	Export-Import Bank of Korea	5.125%	9/18/2033	600	629
	Export-Import Bank of Korea	5.250%	1/14/2035	1,000	1,063
	Export-Import Bank of Korea	2.500%	6/29/2041	875	638
[3]	Hong Kong Government International Bond	1.750%	11/24/2031	625	556
	Inter-American Development Bank	4.375%	2/1/2027	1,760	1,774
	Inter-American Development Bank	2.375%	7/7/2027	800	782
	Inter-American Development Bank	0.625%	9/16/2027	3,700	3,489
	Inter-American Development Bank	4.000%	1/12/2028	4,550	4,582
	Inter-American Development Bank	1.125%	7/20/2028	2,000	1,866
	Inter-American Development Bank	3.125%	9/18/2028	2,200	2,167
	Inter-American Development Bank	4.125%	2/15/2029	2,100	2,129
	Inter-American Development Bank	2.250%	6/18/2029	1,000	950
	Inter-American Development Bank	4.500%	2/15/2030	3,284	3,382
	Inter-American Development Bank	3.750%	6/14/2030	3,373	3,370
[3]	Inter-American Development Bank	1.125%	1/13/2031	3,500	3,050
[3]	Inter-American Development Bank	3.625%	9/17/2031	2,625	2,586
[3]	Inter-American Development Bank	3.500%	4/12/2033	1,925	1,858
[3]	Inter-American Development Bank	4.500%	9/13/2033	2,300	2,366
	Inter-American Development Bank	4.375%	7/17/2034	1,722	1,754
[3]	Inter-American Development Bank	4.375%	7/16/2035	2,643	2,677
	Inter-American Development Bank	3.200%	8/7/2042	550	451
	Inter-American Development Bank	4.375%	1/24/2044	450	425
	Inter-American Investment Corp.	3.625%	2/17/2027	200	199
	Inter-American Investment Corp.	4.125%	2/15/2028	1,050	1,058
	Inter-American Investment Corp.	4.750%	9/19/2028	475	488
	Inter-American Investment Corp.	4.250%	2/14/2029	775	785
	Inter-American Investment Corp.	4.250%	4/1/2030	1,363	1,384
[3]	International Bank for Reconstruction & Development	1.875%	10/27/2026	356	349
	International Bank for Reconstruction & Development	3.125%	6/15/2027	6,250	6,192
	International Bank for Reconstruction & Development	0.750%	11/24/2027	2,500	2,351
	International Bank for Reconstruction & Development	3.625%	5/5/2028	3,752	3,749
	International Bank for Reconstruction & Development	3.500%	7/12/2028	4,250	4,231
	International Bank for Reconstruction & Development	4.625%	8/1/2028	3,525	3,615
	International Bank for Reconstruction & Development	1.125%	9/13/2028	4,625	4,299
	International Bank for Reconstruction & Development	3.625%	9/21/2029	500	498
	International Bank for Reconstruction & Development	3.875%	10/16/2029	2,295	2,307
[3]	International Bank for Reconstruction & Development	1.750%	10/23/2029	1,500	1,389
	International Bank for Reconstruction & Development	3.875%	2/14/2030	5,475	5,501
	International Bank for Reconstruction & Development	4.125%	3/20/2030	7,325	7,434
	International Bank for Reconstruction & Development	0.875%	5/14/2030	1,000	878
	International Bank for Reconstruction & Development	4.000%	7/25/2030	2,925	2,953
	International Bank for Reconstruction & Development	0.750%	8/26/2030	4,250	3,677
	International Bank for Reconstruction & Development	4.000%	1/10/2031	2,000	2,016
	International Bank for Reconstruction & Development	1.250%	2/10/2031	6,000	5,252
	International Bank for Reconstruction & Development	1.625%	11/3/2031	8,500	7,451
[3]	International Bank for Reconstruction & Development	4.625%	1/15/2032	4,600	4,775
	International Bank for Reconstruction & Development	2.500%	3/29/2032	3,000	2,753
	International Bank for Reconstruction & Development	4.000%	5/6/2032	4,602	4,612
	International Bank for Reconstruction & Development	4.750%	11/14/2033	1,500	1,569
	International Bank for Reconstruction & Development	3.875%	8/28/2034	2,500	2,455
[3]	International Bank for Reconstruction & Development	4.750%	2/15/2035	450	470
	International Bank for Reconstruction & Development	4.375%	8/27/2035	6,165	6,248
[3]	International Finance Corp.	4.375%	1/15/2027	850	856
[3]	International Finance Corp.	4.500%	1/21/2028	989	1,007
[3]	International Finance Corp.	4.500%	7/13/2028	850	868
[3]	International Finance Corp.	4.250%	7/2/2029	3,000	3,055
[3]	International Finance Corp.	3.875%	7/2/2030	2,090	2,100
	International Finance Corp.	0.750%	8/27/2030	800	692
[10]	Japan Bank for International Cooperation	2.875%	6/1/2027	1,500	1,476
[10]	Japan Bank for International Cooperation	2.875%	7/21/2027	500	491
[10]	Japan Bank for International Cooperation	4.625%	7/22/2027	1,276	1,293
[10]	Japan Bank for International Cooperation	2.750%	11/16/2027	2,200	2,152
[10]	Japan Bank for International Cooperation	3.875%	7/3/2028	2,040	2,043

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[10]	Japan Bank for International Cooperation	4.625%	7/19/2028	575	587
[10]	Japan Bank for International Cooperation	3.250%	7/20/2028	1,300	1,280
[10]	Japan Bank for International Cooperation	4.875%	10/18/2028	200	206
[10]	Japan Bank for International Cooperation	3.500%	10/31/2028	1,500	1,486
[10]	Japan Bank for International Cooperation	2.125%	2/16/2029	1,930	1,823
[10]	Japan Bank for International Cooperation	2.000%	10/17/2029	300	279
[10]	Japan Bank for International Cooperation	1.250%	1/21/2031	1,000	870
[10]	Japan Bank for International Cooperation	4.375%	1/24/2031	300	305
[10]	Japan Bank for International Cooperation	1.875%	4/15/2031	500	448
[10]	Japan Bank for International Cooperation	4.625%	4/17/2034	1,000	1,024
[10]	Japan International Cooperation Agency	2.750%	4/27/2027	700	687
[10]	Japan International Cooperation Agency	3.250%	5/25/2027	3,000	2,966
[10]	Japan International Cooperation Agency	4.000%	5/23/2028	600	601
[10]	Japan International Cooperation Agency	3.375%	6/12/2028	550	542
[10]	Japan International Cooperation Agency	4.750%	5/21/2029	406	417
[10]	Japan International Cooperation Agency	1.000%	7/22/2030	200	174
[10]	Japan International Cooperation Agency	1.750%	4/28/2031	500	441
[11]	KFW	1.000%	10/1/2026	9,000	8,750
[11]	KFW	4.375%	3/1/2027	2,925	2,951
[11]	KFW	3.000%	5/20/2027	585	579
[11]	KFW	4.000%	6/28/2027	5,630	5,660
[11]	KFW	3.500%	8/27/2027	1,000	997
[11]	KFW	3.750%	2/15/2028	3,825	3,832
[11]	KFW	2.875%	4/3/2028	2,300	2,257
[11]	KFW	3.875%	6/15/2028	3,525	3,544
[11]	KFW	3.500%	8/9/2028	2,913	2,901
[11]	KFW	4.000%	3/15/2029	6,200	6,262
[11]	KFW	1.750%	9/14/2029	900	836
[11]	KFW	4.625%	3/18/2030	390	404
[11]	KFW	3.750%	7/15/2030	2,295	2,293
[11]	KFW	0.750%	9/30/2030	2,000	1,727
[11]	KFW	4.750%	10/29/2030	1,275	1,331
[11]	KFW	4.125%	7/15/2033	3,200	3,214
[11]	KFW	4.375%	2/28/2034	1,275	1,301
[11]	KFW	0.000%	4/18/2036	600	384
[11]	KFW	0.000%	6/29/2037	1,700	1,028
	Korea Development Bank	5.375%	10/23/2026	500	507
	Korea Development Bank	4.625%	2/15/2027	900	908
	Korea Development Bank	1.375%	4/25/2027	500	481
	Korea Development Bank	4.125%	10/16/2027	450	452
	Korea Development Bank	4.625%	2/3/2028	800	813
	Korea Development Bank	4.375%	2/15/2028	2,150	2,171
	Korea Development Bank	5.375%	10/23/2028	500	521
	Korea Development Bank	4.500%	2/15/2029	1,000	1,016
	Korea Development Bank	4.875%	2/3/2030	800	828
	Korea Development Bank	3.750%	9/16/2030	370	366
	Korea Development Bank	1.625%	1/19/2031	1,000	885
	Korea Development Bank	2.000%	10/25/2031	500	445
	Korea Development Bank	4.375%	2/15/2033	1,600	1,598
	Korea Development Bank	5.625%	10/23/2033	500	541
[3,11]	Landwirtschaftliche Rentenbank	2.500%	11/15/2027	1,595	1,556
[3,11]	Landwirtschaftliche Rentenbank	3.875%	6/14/2028	1,250	1,256
[11]	Landwirtschaftliche Rentenbank	4.625%	4/17/2029	1,090	1,123
[11]	Landwirtschaftliche Rentenbank	4.125%	5/28/2030	654	664
[11]	Landwirtschaftliche Rentenbank	0.875%	9/3/2030	1,000	870
[6,11]	Landwirtschaftliche Rentenbank	3.625%	10/8/2030	1,932	1,918
[3,11]	Landwirtschaftliche Rentenbank	5.000%	10/24/2033	800	850
	Nordic Investment Bank	4.375%	3/14/2028	2,900	2,947
	Nordic Investment Bank	3.750%	8/28/2028	540	541
	Nordic Investment Bank	4.250%	2/28/2029	1,075	1,093
	Nordic Investment Bank	3.750%	5/9/2030	624	624
[12]	Oesterreichische Kontrollbank AG	5.000%	10/23/2026	580	587
[12]	Oesterreichische Kontrollbank AG	4.750%	5/21/2027	1,568	1,592
[12]	Oesterreichische Kontrollbank AG	3.625%	9/9/2027	2,000	1,997
[12]	Oesterreichische Kontrollbank AG	4.250%	3/1/2028	1,800	1,822
[12]	Oesterreichische Kontrollbank AG	4.000%	5/28/2028	288	290
[3,12]	Oesterreichische Kontrollbank AG	4.125%	1/18/2029	600	607
[12]	Oesterreichische Kontrollbank AG	3.750%	9/5/2029	850	849
[12]	Oesterreichische Kontrollbank AG	4.500%	1/24/2030	1,133	1,165
[3]	Oriental Republic of Uruguay	4.375%	10/27/2027	975	980

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Oriental Republic of Uruguay	4.375%	1/23/2031	2,302	2,330
[3]	Oriental Republic of Uruguay	5.750%	10/28/2034	1,855	1,991
[3]	Oriental Republic of Uruguay	7.625%	3/21/2036	885	1,076
[3]	Oriental Republic of Uruguay	5.442%	2/14/2037	781	817
[3]	Oriental Republic of Uruguay	4.125%	11/20/2045	1,029	907
[3]	Oriental Republic of Uruguay	5.100%	6/18/2050	2,735	2,592
[3]	Oriental Republic of Uruguay	4.975%	4/20/2055	2,140	1,951
[3]	Oriental Republic of Uruguay	5.250%	9/10/2060	1,303	1,222
	Province of Alberta	3.300%	3/15/2028	1,100	1,087
	Province of Alberta	4.500%	6/26/2029	1,000	1,023
	Province of Alberta	1.300%	7/22/2030	2,566	2,277
	Province of Alberta	4.500%	1/24/2034	1,000	1,011
	Province of British Columbia	4.700%	1/24/2028	2,003	2,044
	Province of British Columbia	4.800%	11/15/2028	1,100	1,133
	Province of British Columbia	4.900%	4/24/2029	2,100	2,176
	Province of British Columbia	3.900%	8/27/2030	2,260	2,260
	Province of British Columbia	1.300%	1/29/2031	500	436
	Province of British Columbia	4.200%	7/6/2033	1,100	1,092
	Province of British Columbia	4.750%	6/12/2034	2,688	2,757
	Province of British Columbia	4.800%	6/11/2035	2,372	2,427
	Province of Manitoba	4.300%	7/27/2033	950	945
	Province of Manitoba	4.900%	5/31/2034	665	688
	Province of New Brunswick	3.625%	2/24/2028	500	497
	Province of Ontario	3.100%	5/19/2027	4,025	3,980
	Province of Ontario	4.200%	1/18/2029	1,600	1,621
	Province of Ontario	3.700%	9/17/2029	2,325	2,315
	Province of Ontario	2.000%	10/2/2029	1,700	1,587
	Province of Ontario	4.700%	1/15/2030	2,047	2,115
	Province of Ontario	3.900%	9/4/2030	1,065	1,065
	Province of Ontario	1.125%	10/7/2030	2,800	2,447
	Province of Ontario	1.600%	2/25/2031	5,000	4,431
	Province of Ontario	1.800%	10/14/2031	500	440
	Province of Ontario	5.050%	4/24/2034	1,457	1,529
	Province of Quebec	2.750%	4/12/2027	3,250	3,197
	Province of Quebec	3.625%	4/13/2028	1,150	1,146
	Province of Quebec	4.500%	4/3/2029	2,525	2,583
[3]	Province of Quebec	7.500%	9/15/2029	1,075	1,217
	Province of Quebec	1.350%	5/28/2030	1,200	1,071
	Province of Quebec	1.900%	4/21/2031	800	715
	Province of Quebec	4.500%	9/8/2033	1,225	1,238
	Province of Quebec	4.250%	9/5/2034	1,250	1,236
	Province of Quebec	4.625%	8/28/2035	2,823	2,854
	Province of Saskatchewan	3.250%	6/8/2027	700	693
	Province of Saskatchewan	4.650%	1/28/2030	712	734
[3]	Republic of Chile	2.750%	1/31/2027	1,525	1,497
[3]	Republic of Chile	3.240%	2/6/2028	1,810	1,777
[3]	Republic of Chile	4.850%	1/22/2029	400	409
[3]	Republic of Chile	2.450%	1/31/2031	921	835
[3]	Republic of Chile	2.550%	1/27/2032	879	783
[3]	Republic of Chile	2.550%	7/27/2033	1,859	1,598
[3]	Republic of Chile	3.500%	1/31/2034	1,259	1,153
[3]	Republic of Chile	4.950%	1/5/2036	1,601	1,608
[3]	Republic of Chile	5.650%	1/13/2037	1,300	1,367
[3]	Republic of Chile	3.100%	5/7/2041	2,440	1,867
[3]	Republic of Chile	4.340%	3/7/2042	1,236	1,097
	Republic of Chile	3.625%	10/30/2042	500	406
	Republic of Chile	3.860%	6/21/2047	1,100	875
[3]	Republic of Chile	3.500%	1/25/2050	1,915	1,399
[3]	Republic of Chile	4.000%	1/31/2052	1,110	876
[3]	Republic of Chile	5.330%	1/5/2054	900	875
[3]	Republic of Chile	3.100%	1/22/2061	1,475	917
[3]	Republic of Chile	3.250%	9/21/2071	848	529
[3]	Republic of Hungary	7.625%	3/29/2041	1,350	1,597
[3]	Republic of Indonesia	4.150%	9/20/2027	650	651
	Republic of Indonesia	3.500%	1/11/2028	1,300	1,285
[3]	Republic of Indonesia	4.550%	1/11/2028	850	857
	Republic of Indonesia	4.100%	4/24/2028	1,000	1,000
	Republic of Indonesia	4.750%	2/11/2029	1,350	1,373
	Republic of Indonesia	3.400%	9/18/2029	1,100	1,071
[3]	Republic of Indonesia	5.250%	1/15/2030	750	780

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Indonesia	2.850%	2/14/2030	350	330
	Republic of Indonesia	3.850%	10/15/2030	2,100	2,058
	Republic of Indonesia	1.850%	3/12/2031	600	525
[3]	Republic of Indonesia	2.150%	7/28/2031	1,100	969
[3]	Republic of Indonesia	3.550%	3/31/2032	1,250	1,178
[3]	Republic of Indonesia	4.650%	9/20/2032	1,138	1,142
[3]	Republic of Indonesia	4.700%	2/10/2034	775	773
[3]	Republic of Indonesia	4.750%	9/10/2034	600	599
[3]	Republic of Indonesia	5.600%	1/15/2035	925	980
	Republic of Indonesia	4.350%	1/11/2048	2,075	1,794
	Republic of Indonesia	5.350%	2/11/2049	750	748
	Republic of Indonesia	3.700%	10/30/2049	825	630
	Republic of Indonesia	4.200%	10/15/2050	2,005	1,654
	Republic of Indonesia	3.050%	3/12/2051	850	570
[3]	Republic of Indonesia	4.300%	3/31/2052	700	579
[3]	Republic of Indonesia	5.450%	9/20/2052	200	197
[3]	Republic of Indonesia	5.650%	1/11/2053	700	709
[3]	Republic of Indonesia	5.100%	2/10/2054	675	645
[3]	Republic of Indonesia	5.150%	9/10/2054	835	802
[3]	Republic of Indonesia	3.200%	9/23/2061	800	512
	Republic of Indonesia	4.450%	4/15/2070	750	610
	Republic of Indonesia	3.350%	3/12/2071	500	327
[3]	Republic of Italy	2.875%	10/17/2029	2,000	1,912
[3]	Republic of Italy	5.375%	6/15/2033	1,925	2,038
[3]	Republic of Italy	4.000%	10/17/2049	1,900	1,422
[3]	Republic of Italy	3.875%	5/6/2051	2,500	1,795
	Republic of Korea	2.750%	1/19/2027	2,800	2,762
	Republic of Korea	2.500%	6/19/2029	900	857
	Republic of Korea	4.500%	7/3/2029	500	511
	Republic of Korea	1.000%	9/16/2030	1,000	872
	Republic of Korea	1.750%	10/15/2031	550	484
	Republic of Korea	4.125%	6/10/2044	655	587
	Republic of Korea	3.875%	9/20/2048	390	331
	Republic of Panama	8.875%	9/30/2027	368	399
[3]	Republic of Panama	3.875%	3/17/2028	1,980	1,950
	Republic of Panama	9.375%	4/1/2029	1,070	1,220
[3]	Republic of Panama	3.160%	1/23/2030	400	372
[3]	Republic of Panama	7.500%	3/1/2031	900	991
[3]	Republic of Panama	2.252%	9/29/2032	1,945	1,579
[3]	Republic of Panama	3.298%	1/19/2033	835	719
[3]	Republic of Panama	6.400%	2/14/2035	1,900	1,969
[3]	Republic of Panama	6.700%	1/26/2036	1,444	1,526
[3]	Republic of Panama	6.875%	1/31/2036	400	427
[3]	Republic of Panama	8.000%	3/1/2038	1,080	1,232
[3]	Republic of Panama	4.500%	5/15/2047	600	464
[3]	Republic of Panama	4.500%	4/16/2050	2,310	1,743
[3]	Republic of Panama	4.300%	4/29/2053	1,250	916
[3]	Republic of Panama	6.853%	3/28/2054	1,160	1,180
[3]	Republic of Panama	4.500%	4/1/2056	2,215	1,623
[3]	Republic of Panama	7.875%	3/1/2057	200	226
[3]	Republic of Panama	3.870%	7/23/2060	2,600	1,677
[3]	Republic of Panama	4.500%	1/19/2063	1,400	1,018
[3]	Republic of Peru	2.783%	1/23/2031	3,187	2,942
[3]	Republic of Peru	1.862%	12/1/2032	1,100	909
	Republic of Peru	8.750%	11/21/2033	2,135	2,686
[3]	Republic of Peru	3.000%	1/15/2034	1,800	1,563
[3]	Republic of Peru	5.375%	2/8/2035	770	785
[3]	Republic of Peru	5.500%	3/30/2036	1,677	1,711
[3]	Republic of Peru	6.550%	3/14/2037	600	667
[3]	Republic of Peru	3.300%	3/11/2041	1,000	778
	Republic of Peru	5.625%	11/18/2050	2,150	2,120
[3]	Republic of Peru	3.550%	3/10/2051	400	286
[3]	Republic of Peru	5.875%	8/8/2054	1,600	1,608
[3]	Republic of Peru	6.200%	6/30/2055	1,118	1,165
[3]	Republic of Peru	2.780%	12/1/2060	1,700	953
[3]	Republic of Peru	3.600%	1/15/2072	850	542
[3]	Republic of Peru	3.230%	7/28/2121	1,000	561
[3]	Republic of Poland	5.500%	11/16/2027	1,300	1,342
[3]	Republic of Poland	4.625%	3/18/2029	1,300	1,322
[3]	Republic of Poland	4.875%	2/12/2030	1,500	1,543

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Republic of Poland	5.750%	11/16/2032	775	828
[3]	Republic of Poland	4.875%	10/4/2033	2,125	2,148
[3]	Republic of Poland	5.125%	9/18/2034	2,746	2,802
[3]	Republic of Poland	5.375%	2/12/2035	2,325	2,409
[3]	Republic of Poland	5.500%	4/4/2053	2,105	2,031
[3]	Republic of Poland	5.500%	3/18/2054	2,600	2,508
	Republic of the Philippines	3.229%	3/29/2027	450	444
	Republic of the Philippines	3.000%	2/1/2028	1,725	1,683
	Republic of the Philippines	3.750%	1/14/2029	2,000	1,972
	Republic of the Philippines	9.500%	2/2/2030	1,525	1,838
	Republic of the Philippines	4.375%	3/5/2030	500	506
	Republic of the Philippines	2.457%	5/5/2030	2,000	1,859
	Republic of the Philippines	7.750%	1/14/2031	775	903
	Republic of the Philippines	1.648%	6/10/2031	1,423	1,238
	Republic of the Philippines	1.950%	1/6/2032	675	585
	Republic of the Philippines	6.375%	1/15/2032	600	665
	Republic of the Philippines	3.556%	9/29/2032	800	760
	Republic of the Philippines	5.609%	4/13/2033	400	428
	Republic of the Philippines	5.000%	7/17/2033	1,050	1,084
	Republic of the Philippines	5.250%	5/14/2034	800	836
	Republic of the Philippines	6.375%	10/23/2034	1,825	2,056
	Republic of the Philippines	5.500%	2/4/2035	1,050	1,116
	Republic of the Philippines	4.750%	3/5/2035	700	705
	Republic of the Philippines	5.000%	1/13/2037	841	853
	Republic of the Philippines	3.950%	1/20/2040	1,500	1,343
	Republic of the Philippines	3.700%	3/1/2041	1,534	1,305
	Republic of the Philippines	3.700%	2/2/2042	1,885	1,576
	Republic of the Philippines	2.950%	5/5/2045	1,075	769
	Republic of the Philippines	2.650%	12/10/2045	1,400	944
	Republic of the Philippines	3.200%	7/6/2046	1,875	1,370
	Republic of the Philippines	4.200%	3/29/2047	925	789
	Republic of the Philippines	5.950%	10/13/2047	600	645
	Republic of the Philippines	5.500%	1/17/2048	700	715
	Republic of the Philippines	5.600%	5/14/2049	800	819
	Republic of the Philippines	5.175%	9/5/2049	725	701
	Republic of the Philippines	5.900%	2/4/2050	850	904
[3]	State of Israel	3.250%	1/17/2028	790	771
[3]	State of Israel	5.375%	3/12/2029	1,700	1,745
[3]	State of Israel	5.375%	2/19/2030	2,300	2,370
[3]	State of Israel	2.750%	7/3/2030	1,550	1,428
[3]	State of Israel	4.500%	1/17/2033	1,650	1,604
[3]	State of Israel	5.500%	3/12/2034	2,300	2,360
[3]	State of Israel	5.625%	2/19/2035	2,625	2,711
[3]	State of Israel	4.500%	1/30/2043	1,225	1,065
[3]	State of Israel	4.125%	1/17/2048	800	620
[3]	State of Israel	3.375%	1/15/2050	1,585	1,053
[3]	State of Israel	3.875%	7/3/2050	1,650	1,186
[3]	State of Israel	5.750%	3/12/2054	2,500	2,366
[3]	State of Israel	4.500%	4/3/2120	700	508
[3]	Svensk Exportkredit AB	2.250%	3/22/2027	1,000	977
[3]	Svensk Exportkredit AB	3.875%	8/4/2027	2,622	2,627
[3]	Svensk Exportkredit AB	3.750%	9/13/2027	1,275	1,276
	Svensk Exportkredit AB	3.750%	5/8/2028	840	840
	Svensk Exportkredit AB	4.125%	6/14/2028	1,000	1,010
[3]	Svensk Exportkredit AB	4.250%	2/1/2029	300	304
	Svensk Exportkredit AB	3.750%	7/29/2030	493	491
[3]	Svensk Exportkredit AB	4.875%	10/4/2030	920	962
	United Mexican States	4.150%	3/28/2027	2,196	2,190
	United Mexican States	3.750%	1/11/2028	1,175	1,163
[3]	United Mexican States	5.400%	2/9/2028	800	819
	United Mexican States	4.500%	4/22/2029	2,000	2,007
[3]	United Mexican States	5.000%	5/7/2029	963	981
[3]	United Mexican States	3.250%	4/16/2030	1,700	1,607
[3]	United Mexican States	6.000%	5/13/2030	1,400	1,475
[3]	United Mexican States	4.750%	3/22/2031	1,625	1,614
[3]	United Mexican States	2.659%	5/24/2031	2,700	2,408
[3]	United Mexican States	8.300%	8/15/2031	1,000	1,201
[3]	United Mexican States	4.750%	4/27/2032	2,200	2,154
[3]	United Mexican States	5.850%	7/2/2032	3,202	3,314
[3]	United Mexican States	5.375%	3/22/2033	3,320	3,319

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	United Mexican States	7.500%	4/8/2033	400	456
[3]	United Mexican States	4.875%	5/19/2033	1,725	1,671
[3]	United Mexican States	3.500%	2/12/2034	2,200	1,912
[3]	United Mexican States	6.750%	9/27/2034	1,450	1,586
[3]	United Mexican States	6.350%	2/9/2035	2,225	2,351
[3]	United Mexican States	5.625%	9/22/2035	1,430	1,424
[3]	United Mexican States	6.000%	5/7/2036	3,218	3,301
[3]	United Mexican States	6.875%	5/13/2037	3,134	3,386
[3]	United Mexican States	6.625%	1/29/2038	2,776	2,924
	United Mexican States	6.050%	1/11/2040	2,321	2,340
[3]	United Mexican States	4.280%	8/14/2041	2,091	1,701
[3]	United Mexican States	4.750%	3/8/2044	3,022	2,522
	United Mexican States	5.550%	1/21/2045	2,224	2,081
	United Mexican States	4.600%	1/23/2046	1,930	1,551
	United Mexican States	4.350%	1/15/2047	1,160	897
	United Mexican States	4.600%	2/10/2048	2,070	1,640
[3]	United Mexican States	4.500%	1/31/2050	1,200	928
[3]	United Mexican States	5.000%	4/27/2051	1,852	1,524
[3]	United Mexican States	4.400%	2/12/2052	2,025	1,516
[3]	United Mexican States	6.338%	5/4/2053	2,385	2,324
[3]	United Mexican States	6.400%	5/7/2054	1,908	1,867
[3]	United Mexican States	7.375%	5/13/2055	2,118	2,334
[3]	United Mexican States	3.771%	5/24/2061	2,375	1,503
[3]	United Mexican States	5.750%	10/12/2110	2,114	1,812
Total Sovereign Bonds (Cost $795,629)					769,924
Taxable Municipal Bonds (0.2%)
	Alabama Federal AID Highway Finance Authority SO Revenue	2.650%	9/1/2037	100	82
	Alameda County CA Joint Powers Authority Lease Revenue	7.046%	12/1/2044	100	114
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	6.449%	2/15/2044	225	240
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	7.834%	2/15/2041	100	120
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	6.053%	2/15/2043	50	52
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	8.084%	2/15/2050	375	482
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.918%	4/1/2040	180	203
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/2049	985	1,041
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/2050	125	144
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.907%	10/1/2050	400	456
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	3.126%	4/1/2055	700	472
	California Earthquake Authority Revenue	5.603%	7/1/2027	185	187
	California GO	1.700%	2/1/2028	350	334
	California GO	3.500%	4/1/2028	400	398
	California GO	5.125%	9/1/2029	375	393
	California GO	2.500%	10/1/2029	590	561
	California GO	1.750%	11/1/2030	260	234
	California GO	5.750%	10/1/2031	100	109
	California GO	4.500%	4/1/2033	650	651
	California GO	7.500%	4/1/2034	1,770	2,077
	California GO	5.150%	9/1/2034	250	261
	California GO	7.550%	4/1/2039	2,815	3,435
	California GO	7.300%	10/1/2039	1,000	1,170
	California GO	7.350%	11/1/2039	725	852
	California GO	7.625%	3/1/2040	1,150	1,395
	California GO	7.600%	11/1/2040	2,000	2,460
	California State University Systemwide Revenue	3.899%	11/1/2047	250	212
	California State University Systemwide Revenue	2.897%	11/1/2051	500	355
	California State University Systemwide Revenue	2.975%	11/1/2051	465	323
	California State University Systemwide Revenue	2.719%	11/1/2052	500	337
	California State University Systemwide Revenue	2.939%	11/1/2052	500	338
	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.491%	11/1/2039	100	103
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue	3.204%	1/15/2051	500	348
	Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/2038	500	524
	Chicago IL O'Hare International Airport Revenue	6.395%	1/1/2040	405	453

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago IL O'Hare International Airport Revenue	4.472%	1/1/2049	325	286
	Chicago IL O'Hare International Airport Revenue	4.572%	1/1/2054	340	299
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/2040	1,408	1,573
	Clark County NV Airport System Revenue	6.820%	7/1/2045	325	365
	Commonwealth Financing Authority Pennsylvania Revenue	3.864%	6/1/2038	500	464
	Commonwealth Financing Authority Pennsylvania Revenue	4.144%	6/1/2038	275	260
	Commonwealth Financing Authority Pennsylvania Revenue	3.807%	6/1/2041	400	344
	Commonwealth of Massachusetts SO Revenue	3.769%	7/15/2029	350	349
	Connecticut GO	5.090%	10/1/2030	575	578
	Connecticut GO	5.850%	3/15/2032	610	656
	Cook County IL GO	6.229%	11/15/2034	400	426
	Dallas County TX Hospital District GO	5.621%	8/15/2044	100	101
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/2044	300	313
	Dallas TX Area Rapid Transit Revenue	5.022%	12/1/2048	75	72
	Dallas TX Convention Center Hotel Development Corp. Hotel Revenue	7.088%	1/1/2042	285	321
[13]	Dallas TX Independent School District GO	6.450%	2/15/2035	150	152
	Dallas-Fort Worth TX International Airport Revenue	2.994%	11/1/2038	875	757
	Dallas-Fort Worth TX International Airport Revenue	3.144%	11/1/2045	325	250
	Dallas-Fort Worth TX International Airport Revenue	2.843%	11/1/2046	450	328
	Dallas-Fort Worth TX International Airport Revenue	4.507%	11/1/2051	800	703
	District of Columbia Water & Sewer Authority Public Utility Revenue	4.814%	10/1/2114	275	241
	East Bay CA Municipal Utility District Water System Revenue	5.874%	6/1/2040	315	336
	Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/2027	850	818
	Florida State Board of Administration Finance Corp. Revenue	2.154%	7/1/2030	1,000	915
	Florida State Board of Administration Finance Corp. Revenue	5.526%	7/1/2034	850	886
	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/2049	510	410
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/2057	565	619
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/2057	1,300	1,414
	Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/2057	138	155
	Georgia Water & Wastewater Revenue	2.257%	11/1/2035	250	209
	Golden State Tobacco Securitization Corp. California Revenue	2.746%	6/1/2034	425	377
	Golden State Tobacco Securitization Corp. California Revenue	3.487%	6/1/2036	400	340
	Golden State Tobacco Securitization Corp. California Revenue	3.115%	6/1/2038	400	335
	Golden State Tobacco Securitization Corp. California Revenue	3.714%	6/1/2041	400	314
	Golden State Tobacco Securitization Corp. California Revenue	3.293%	6/1/2042	500	391
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/2046	310	277
	Golden State Tobacco Securitization Corp. California Revenue	3.850%	6/1/2050	295	269
	Golden State Tobacco Securitization Corp. California Revenue	4.214%	6/1/2050	625	463
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.184%	10/1/2042	315	317
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/2052	1,490	1,050
	Houston TX GO	6.290%	3/1/2032	540	575
	Houston TX GO	3.961%	3/1/2047	355	305
	Idaho Energy Resources Authority Transmission Facilities Revenue (Bonneville Cooperation Project No. 2)	2.861%	9/1/2046	300	211
	Illinois GO	5.100%	6/1/2033	6,431	6,542
	Illinois GO	6.630%	2/1/2035	100	106
	Illinois State Toll Highway Authority Revenue	6.184%	1/1/2034	350	375
	Indiana Finance Authority Revenue (Ohio River Bridges East End Crossing Project)	3.051%	1/1/2051	375	275
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	3.985%	1/1/2029	255	255
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	4.433%	1/1/2033	85	85
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	4.532%	1/1/2035	355	356
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	2.833%	1/1/2038	325	272
	Kansas Development Finance Authority Revenue	4.927%	4/15/2045	200	198
[14]	Kansas Development Finance Authority Revenue	2.774%	5/1/2051	600	427
	Los Angeles CA Community College District GO	6.750%	8/1/2049	325	365
	Los Angeles CA Department of Water & Power Revenue	6.574%	7/1/2045	410	437
	Los Angeles CA Department of Water & Power Revenue	6.603%	7/1/2050	500	532
	Los Angeles County CA Public Works Financing Authority Lease Revenue	7.618%	8/1/2040	50	60
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	3.615%	2/1/2029	241	240
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.081%	6/1/2031	277	282
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.145%	2/1/2033	700	698
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.048%	12/1/2034	300	311
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.275%	2/1/2036	200	197

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.475%	8/1/2039	700	679
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.198%	12/1/2039	700	723
	Maryland Economic Development Corp. Revenue	5.942%	5/31/2057	350	355
	Maryland Economic Development Corp. Revenue (Prince George's County Public Schools)	5.433%	5/31/2056	342	331
	Maryland Health & Higher Educational Facilities Authority Revenue	3.052%	7/1/2040	500	390
	Maryland Health & Higher Educational Facilities Authority Revenue	3.197%	7/1/2050	500	342
	Massachusetts GO	5.456%	12/1/2039	845	866
	Massachusetts GO	2.900%	9/1/2049	575	398
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/2039	500	524
	Massachusetts SO Revenue	4.110%	7/15/2031	153	153
	Massachusetts Transportation Fund Revenue	5.731%	6/1/2040	50	52
	Metropolitan Government of Nashville & Davidson County TN Convention Center Authority Tourism Tax Revenue	6.731%	7/1/2043	100	108
	Metropolitan Transportation Authority NY Revenue	5.175%	11/15/2049	35	32
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	7.462%	10/1/2046	575	693
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.280%	10/1/2041	575	528
	Miami-Dade County FL Transit System Sales Surtax Revenue	2.600%	7/1/2042	415	321
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084%	12/1/2034	250	228
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.384%	12/1/2040	375	316
	Michigan State University Revenue	4.496%	8/15/2048	200	182
	Michigan State University Revenue	4.165%	8/15/2122	465	344
	Michigan Strategic Fund Ltd. Obligation Revenue	3.225%	9/1/2047	275	209
	Mississippi GO	5.245%	11/1/2034	250	257
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.229%	5/15/2050	405	293
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.652%	8/15/2057	350	264
[15]	New Jersey Economic Development Authority Revenue (State Pension Funding)	7.425%	2/15/2029	1,435	1,509
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.561%	12/15/2040	450	499
	New Jersey Turnpike Authority Revenue	7.414%	1/1/2040	575	694
	New Jersey Turnpike Authority Revenue	7.102%	1/1/2041	1,830	2,120
	New York City NY GO	4.610%	9/1/2037	500	492
	New York City NY GO	5.517%	10/1/2037	475	487
	New York City NY GO	6.271%	12/1/2037	325	351
	New York City NY GO	5.264%	10/1/2044	500	493
	New York City NY GO	5.094%	10/1/2049	500	478
	New York City NY GO	5.263%	10/1/2052	200	194
	New York City NY GO	5.828%	10/1/2053	200	209
	New York City NY GO	5.114%	10/1/2054	500	478
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.750%	6/15/2041	100	102
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.724%	6/15/2042	300	305
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.952%	6/15/2042	100	104
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	6.011%	6/15/2042	75	79
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.440%	6/15/2043	325	325
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.882%	6/15/2044	1,200	1,245
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/2039	500	548
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.814%	11/15/2040	190	211
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/2039	455	544
	New York State Dormitory Authority Revenue	5.832%	7/1/2055	655	695
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.628%	3/15/2039	95	99
	New York State Thruway Authority General Revenue	2.900%	1/1/2035	230	206
	New York State Urban Development Corp. Revenue Prere.	3.900%	3/15/2029	60	59
	New York State Urban Development Corp. Revenue	3.900%	3/15/2033	240	235
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.770%	3/15/2039	350	362
	North Texas Tollway Authority System Revenue	6.718%	1/1/2049	700	780
	Ohio State University General Receipts Revenue	4.910%	6/1/2040	275	274
	Ohio State University General Receipts Revenue	4.800%	6/1/2111	415	354

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Turnpike Commission Revenue	3.216%	2/15/2048	300	223
	Oklahoma Development Finance Authority Revenue	3.877%	5/1/2037	391	385
	Oklahoma Development Finance Authority Revenue	4.380%	11/1/2045	425	405
	Oklahoma Development Finance Authority Revenue	4.714%	5/1/2052	350	335
	Oregon GO	5.892%	6/1/2027	207	212
[16]	Oregon School Boards Association GO	5.528%	6/30/2028	65	67
	Pennsylvania Economic Development Financing Authority Revenue (Infrastructure Programs)	5.689%	6/1/2054	600	608
	Pennsylvania State University Revenue	2.790%	9/1/2043	425	326
	Pennsylvania State University Revenue	2.840%	9/1/2050	300	203
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/2045	375	373
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/2029	125	135
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/2040	200	213
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/2040	800	853
	Port Authority of New York & New Jersey Revenue	4.960%	8/1/2046	1,415	1,359
	Port Authority of New York & New Jersey Revenue	5.310%	8/1/2046	375	374
	Port Authority of New York & New Jersey Revenue	4.031%	9/1/2048	175	145
	Port Authority of New York & New Jersey Revenue	3.139%	2/15/2051	200	145
	Port Authority of New York & New Jersey Revenue	4.926%	10/1/2051	135	127
	Port Authority of New York & New Jersey Revenue	3.175%	7/15/2060	250	164
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/2062	1,705	1,455
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/2065	550	501
	Port Authority of New York & New Jersey Revenue	3.287%	8/1/2069	400	259
	Port of Morrow OR Transmission Facilities Revenue (Bonneville Cooperation Projects)	2.543%	9/1/2040	300	230
	Regional Transportation District of Colorado Sales Tax Revenue	5.844%	11/1/2050	150	153
	Riverside County CA Pension Obligation Revenue Bonds	3.818%	2/15/2038	75	71
	Rutgers State University New Jersey Revenue	5.665%	5/1/2040	325	339
	Rutgers State University New Jersey Revenue	3.270%	5/1/2043	100	82
	Rutgers State University New Jersey Revenue	3.915%	5/1/2119	375	256
	Sales Tax Securitization Corp. Illinois Revenue	3.238%	1/1/2042	350	290
	Sales Tax Securitization Corp. Illinois Revenue	3.587%	1/1/2043	350	301
	Sales Tax Securitization Corp. Illinois Revenue	3.820%	1/1/2048	250	204
	Sales Tax Securitization Corp. Illinois Revenue	4.787%	1/1/2048	230	215
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	4.839%	1/1/2041	370	363
	San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/2039	225	239
	San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/2041	490	509
	San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/2042	450	424
	San Diego County CA Water Authority Revenue	6.138%	5/1/2049	995	1,039
	San Francisco CA City & County Public Utilities Commission Wastewater Revenue	4.655%	10/1/2027	450	457
	San Francisco CA City & County Public Utilities Commission Water Revenue	6.950%	11/1/2050	275	310
	San Jose California Redevelopment Agency Successor Agency Tax Allocation	3.375%	8/1/2034	375	349
	South Carolina Public Service Authority Revenue	6.454%	1/1/2050	475	510
	State Public School Building Authority PA Revenue	5.000%	9/15/2027	266	271
	Texas GO	5.517%	4/1/2039	1,030	1,070
	Texas Natural Gas Securitization Finance Corp. Revenue	5.102%	4/1/2035	1,346	1,387
	Texas Natural Gas Securitization Finance Corp. Revenue	5.169%	4/1/2041	1,350	1,375
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/2049	775	622
	Texas Transportation Commission GO	4.681%	4/1/2040	100	96
	Texas Transportation Commission State Highway Revenue	5.178%	4/1/2030	1,275	1,301
[16]	Tucson City AZ COP	2.856%	7/1/2047	300	218
	United Nations Development Corp. NY Revenue	6.536%	8/1/2055	400	427
	University of California Regents Medical Center Pooled Revenue	4.132%	5/15/2032	250	247
	University of California Regents Medical Center Pooled Revenue	6.548%	5/15/2048	2,250	2,426
	University of California Regents Medical Center Pooled Revenue	6.583%	5/15/2049	125	135
	University of California Regents Medical Center Pooled Revenue	3.006%	5/15/2050	500	331
	University of California Regents Medical Center Pooled Revenue	4.563%	5/15/2053	600	519
	University of California Regents Medical Center Pooled Revenue	3.256%	5/15/2060	1,105	709
	University of California Revenue	1.316%	5/15/2027	925	891
	University of California Revenue	1.614%	5/15/2030	525	475
	University of California Revenue	3.071%	5/15/2051	500	334
	University of California Revenue	4.858%	5/15/2112	705	598
	University of California Revenue	4.767%	5/15/2115	150	125
	University of Michigan Revenue	2.437%	4/1/2040	275	208
	University of Michigan Revenue	2.562%	4/1/2050	200	127
	University of Michigan Revenue	3.504%	4/1/2052	475	358
	University of Michigan Revenue	4.454%	4/1/2122	1,100	887
	University of Nebraska Student Fee Revenue	3.037%	10/1/2049	235	171

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[14]	University of Oregon Revenue	3.424%	3/1/2060	750	532
	University of Pittsburgh Pennsylvania of the Commonwealth System of Higher Education Revenue	3.555%	9/15/2119	350	228
	University of Texas Financing System Revenue	4.794%	8/15/2046	300	286
	University of Texas Financing System Revenue	3.354%	8/15/2047	200	152
	University of Texas Financing System Revenue	2.439%	8/15/2049	225	141
	University of Texas Permanent University Fund Revenue	3.376%	7/1/2047	900	695
	University of Texas Permanent University Fund Revenue	3.100%	7/1/2049	275	203
	University of Virginia Revenue	2.256%	9/1/2050	1,075	634
	University of Virginia Revenue	4.179%	9/1/2117	250	191
	Wisconsin General Fund Annual Appropriation Revenue ETM	3.154%	5/1/2027	300	298
	Wisconsin General Fund Annual Appropriation Revenue	3.954%	5/1/2036	1,000	945
Total Taxable Municipal Bonds (Cost $125,207)					110,693
				Shares
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[17,18]	Vanguard Market Liquidity Fund (Cost $418,860)	4.180%		4,189,340	418,934
Total Investments (100.1%) (Cost $31,084,724)					61,070,099
Other Assets and Liabilities—Net (-0.1%)					(80,275)
Net Assets (100%)					60,989,824
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $46,534.
2	Security value determined using significant unobservable inputs.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	U.S. government-guaranteed.
5	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of September 30, 2025.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, the aggregate value was $57,195, representing 0.1% of net assets.
9	Guaranteed by the Government of Canada.
10	Guaranteed by the Government of Japan.
11	Guaranteed by the Federal Republic of Germany.
12	Guaranteed by the Republic of Austria.
13	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
14	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
15	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
16	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
17	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
18	Collateral of $50,889 was received for securities on loan, of which $50,833 is held in Vanguard Market Liquidity Fund and $56 is held in cash.
1YR—1-year.
ADR—American Depositary Receipt.
CMT—Constant Maturing Treasury Rate.
COP—Certificate of Participation.
CVR—Contingent Value Rights.
DAC—Designated Activity Company.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
REIT—Real Estate Investment Trust.
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year.
RFUCCT6M—Refinitiv USD IBOR Consumer Cash Fallbacks Term 6-month.
SO—Special Obligation.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	December 2025	358	40,275	250
E-mini Russell 2000 Index	December 2025	21	2,578	42
E-mini S&P 500 Index	December 2025	358	120,624	750
E-mini S&P Mid-Cap 400 Index	December 2025	10	3,286	(23)
				1,019

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. The fund may sell a TBA that it does not hold (Sales Commitments) to manage portfolio risks while giving the fund more flexibility. The settlement date of a Sales Commitment is not set, and the positions can be increased or decreased to ensure appropriate hedging ratios for the fund and may be offset by entering into an equal amount of TBA purchases. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At September 30, 2025, counterparties had deposited in segregated accounts cash of $741,000 in connection with TBA transactions.
C.  Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
D.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The fund also uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds or stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of September 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	37,564,468	41	30	37,564,539
Preferred Stocks	—	—	—	—
Rights	—	—	92	92
Warrants	3	—	—	3
U.S. Government and Agency Obligations	—	15,880,294	—	15,880,294
Asset-Backed/Commercial Mortgage-Backed Securities	—	491,619	—	491,619
Corporate Bonds	—	5,834,001	—	5,834,001
Sovereign Bonds	—	769,924	—	769,924
Taxable Municipal Bonds	—	110,693	—	110,693
Temporary Cash Investments	418,934	—	—	418,934
Total	37,983,405	23,086,572	122	61,070,099

Derivative Financial Instruments
Assets
Futures Contracts[1]	1,042	—	—	1,042
Liabilities
Futures Contracts[1]	(23)	—	—	(23)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Dec. 31, 2024 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Sep. 30, 2025 Market Value ($000)
Vanguard Market Liquidity Fund	469,291	NA1	NA1	5	(14)	10,051	—	418,934
Vanguard Total Bond Market ETF	30,564	5,393	36,867	468	442	323	—	—
Total	499,855	5,393	36,867	473	428	10,374	—	418,934
1	Not applicable—purchases and sales are for temporary cash investment purposes.